Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 25, 2013	Jun. 29, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	BPOP
Entity Registrant Name	POPULAR INC
Entity Central Index Key	0000763901
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		103,206,380
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,633,095,200

CONSOLIDATED STATEMENTS OF CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash And Due From Banks	$ 439,363	$ 535,282
Money Market Investments [Abstract]
Federal funds sold	33,515	75,000
Securities Purchased Under Agreements To Resell	213,462	252,668
Time deposits with other banks	838,603	1,048,506
Total money market investments	1,085,580	1,376,174
Trading Securities [Abstract]
Pledged securities with creditors' right to repledge	271,624	402,591
Other trading securities	42,901	33,740
Available For Sale Securities Abstract
Pledged securities with creditors' right to repledge	1,603,693	1,737,868
Other investment securities available-for-sale	3,480,508	3,271,955
Investment securities held-to-maturity, at amortized cost	142,817	125,383
Other investment securities, at lower of cost or realizable value	185,443	179,880
Loans held-for-sale, at lower of cost or fair value	354,468	363,093
Loans held-in-portfolio:
Loans held-in-portfolio	21,080,005	20,703,192
Covered Loans	3,755,972	4,348,703
Less- Unearned Income	96,813	100,596
Allowance for loan losses	730,607	815,308
Total loans held-in-portfolio, net	24,008,557	24,135,991
FDIC loss share asset	1,399,098	1,915,128
Premises and equipment, net	535,793	538,486
Accrued income receivable	125,728	125,209
Mortgage servicing assets, at fair value	154,430	151,323
Other Assets	1,569,578	1,462,393
Goodwill	647,757	648,350
Other intangible assets	54,295	63,954
Total assets	36,507,535	37,348,432
Deposits Abstract
Non-interest bearing	5,794,629	5,655,474
Interest bearing	21,205,984	22,286,653
Total deposits	27,000,613	27,942,127
Assets sold under agreements to repurchase	2,016,752	2,141,097
Other short-term borrowings	636,200	296,200
Notes Payable	1,777,721	1,856,372
Other liabilities	966,249	1,193,883
Total liabilities	32,397,535	33,429,679
Stockholders Equity Abstract
Preferred stock	50,160	50,160
Common stock	1,032	1,026
Surplus	4,150,294	4,123,898
Accumulated deficit	11,826	(212,726)
Treasury stock	(444)	(1,057)
Accumulated other comprehensive (loss) income, net of tax	(102,868)	(42,548)
Total stockholders' equity	4,110,000	3,918,753
Total liabilities and stockholders' equity	36,507,535	37,348,432
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Other real estate owned	266,844	172,497
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Covered Loans	3,755,972	4,348,703
Other real estate owned	$ 139,058	$ 109,135

CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Held To Maturity Securities Fair Value	$ 144,233		$ 125,254
Realizable Value Of Other Investment Securities	$ 187,501		$ 181,583
Preferred stock, shares authorized	30,000,000		30,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	2,006,391		2,006,391
Common Stock Par Or Stated Value Per Share	$ 0.01		$ 0.01
Common Stock Shares Authorized	170,000,000		170,000,000
Common Stock Shares Issued	103,193,303		102,634,640
Common Stock Shares Outstanding	103,169,806	[1]	102,590,457	[1]
Treasury stock - at cost, shares	23,497	[1]	44,183	[1]

[1]	Share data has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest income:
Loans	$ 1,558,397		$ 1,694,357		$ 1,676,734
Money market investments	3,703		3,596		5,384
Investment securities	166,781		203,941		238,210
Trading account securities	22,824		35,607		27,918
Total interest income	1,751,705		1,937,501		1,948,246
Interest Expense Abstract
Deposits	184,089		269,487		350,881
Short-term borrowings	46,805		55,258		60,278
Long-term debt	148,192		180,764		242,222
Total interest expense	379,086		505,509		653,381
Net interest income	1,372,619		1,431,992		1,294,865
Provision for loan losses	408,941		575,720		1,011,880
Net interest income after provision for loan losses	963,678		856,272		282,985
Service charges on deposit accounts	183,026		184,940		195,803
Other service fees	256,545		239,720		377,504
Net Gain Loss On Sale And Valuation Adjustments Of Investment Securities	(1,707)		10,844		3,992
Trading account profit	(17,682)		5,897		16,404
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	48,765		30,891		15,874
Adjustments (expense) to indemnity reserves on loans sold	(21,198)		(33,068)		(72,013)
FDIC loss share (expense) income	(56,211)		66,791		(25,751)
Fair value change in equity appreciation instrument	0		8,323		42,555
Gain on sale of processing and technology business	0		0		640,802
Other operating income	74,804		45,939		93,023
Total non-interest income	466,342		560,277		1,288,193
Noninterest Expense Abstract
Personnel costs	465,702		453,370		514,198
Net occupancy expenses	100,452		102,319		116,203
Equipment Expense	45,290		43,840		85,851
Other taxes	50,120		51,885		50,608
Professional fees	211,890		194,942		166,105
Communication	26,834		27,115		38,905
Business promotion	61,576		55,067		46,671
FDIC deposit insurance	85,697		93,728		67,644
Loss on early extinguishment of debt	25,196		8,693		38,787
Other real estate owned (O R E O) expenses	23,520		21,778		46,789
Other operating expenses	104,799		87,906		144,613
Amortization of intangibles	10,072		9,654		9,173
Total operating expenses	1,211,148		1,150,297		1,325,547
Income before income tax	218,872		266,252		245,631
Income tax expense	(26,403)		114,927		108,230
Net Income	245,275		151,325		137,401
Net income applicable to common stock	241,552		147,602		(54,576)
Earnings Per Share, Basic and Diluted	$ 2.35	[1]	$ 1.44	[1]	$ (0.62)	[1]
Common Stock Dividends Per Share Declared	$ 0		$ 0		$ 0
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	334,102		430,085		1,011,880
Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	$ 74,839		$ 145,635		$ 0

[1]	All periods presented reflect the 1-for-10 reverse stock split effected on May 29, 2012.

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
Dec. 31, 2012
Stockholders Equity Reverse Stock Split Conversion Ratio	1-for-10

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 245,275	$ 151,325	$ 137,401
Other comprehensive income (loss) before tax:
Foreign currency translation adjustment	(2,448)	(2,762)	(442)
Reclassification adjustment for (gains) losses included in net income (loss)	0	10,084	4,967
Adjustment of pension and postretirement benefit plans	(39,978)	(134,364)	(94,299)
Amortization of net losses	25,159	12,973	12,196
Amortization of prior service cost	(200)	(961)	(1,046)
Unrealized holding gains (losses) on securities available-for-sale arising during the period	(59,484)	54,216	83,967
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	1,707	(8,044)	(3,483)
Unrealized net gains (losses) on cash flow hedges	(13,509)	(11,678)	(6,697)
Reclassification adjustment for (gains) losses on cash flow hedges included in net income (loss)	14,119	9,686	6,433
Other comprehensive income before tax	(74,634)	(70,850)	1,596
Income tax expense	14,314	34,263	21,652
Total other comprehensive income (loss), net of tax	(60,320)	(36,587)	23,248
Comprehensive income (loss), net of tax	$ 184,955	$ 114,738	$ 160,649

Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Adjustment of pension and postretirement benefit plans	$ 12,279	$ 39,978	$ 35,634
Amortization of net losses	(7,108)	(3,892)	(3,659)
Amortization of prior service cost	60	288	314
Unrealized holding gains (losses) on securities available-for-sale arising during the period- tax effect	9,280	(4,013)	(11,275)
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	(13)	1,219	535
Unrealized net (gains) losses on cash flow hedges	4,052	3,589	2,612
Reclassification adjustment for (gains) losses on cash flow hedges included in net income (loss)	(4,236)	(2,906)	(2,509)
Income tax expense	$ 14,314	$ 34,263	$ 21,652

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)		Total		Common Stock Member		Preferred Stock Member		Additional Paid In Capital Member		Retained Earnings Member	Treasury Stock Member	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2009		$ 2,538,817,000		$ 640,000	[1]	$ 50,160,000		$ 2,809,993,000	[1]	$ (292,752,000)	$ (15,000)	$ (29,209,000)
Net Income		137,401,000								137,401,000
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		0
Issuance of stock		1,150,153,000		0	[1]	1,150,000,000	[2]	153,000	[1]
Issuance of common stock upon conversion of preferred stock		191,667,000		383,000	[1]	(1,150,000,000)	[2]	1,341,284,000	[1],[2]
Adjustments To Additional Paid In Capital Stock Issued Issuance Costs		(48,227,000)						(48,227,000)	[1],[3]
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation		8,000						8,000	[1]
Change In Par Value								0
Dividends Abstract
Dividends, Preferred Stock, Cash		(310,000)								(310,000)
Deemed dividend on preferred stock		(191,667,000)	[4]							(191,667,000)
Treasury Stock Value Acquired Cost Method		(559,000)			[1]						(559,000)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent		23,248,000										23,248,000
Transfers To Statutory Reserve								0
Ending Balance at Dec. 31, 2010		3,800,531,000		1,023,000	[1]	50,160,000		4,103,211,000	[1]	(347,328,000)	(574,000)	(5,961,000)
Net Income		151,325,000								151,325,000
Exchange Of Preferred Stock For Trust Preferred Securities Issued		0				0
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		0
Issuance of stock		7,690,000		3,000	[1]			7,687,000	[1]
Change In Par Value		0
Dividends Abstract
Dividends, Preferred Stock, Cash		(3,723,000)								(3,723,000)
Deemed dividend on preferred stock	[4]	0
Treasury Stock Value Acquired Cost Method		(483,000)			[1]						(483,000)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent		(36,587,000)										(36,587,000)
Transfers To Statutory Reserve		0						13,000,000	[1]	(13,000,000)
Ending Balance at Dec. 31, 2011		3,918,753,000		1,026,000	[1]	50,160,000		4,123,898,000	[1]	(212,726,000)	(1,057,000)	(42,548,000)
Net Income		245,275,000								245,275,000
Exchange Of Preferred Stock For Trust Preferred Securities Issued		0				0
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		0
Issuance of stock		9,402,000		6,000	[1]			9,396,000	[1]
Change In Par Value		0
Dividends Abstract
Dividends, Preferred Stock, Cash		(3,723,000)								(3,723,000)
Deemed dividend on preferred stock	[4]	0
Stock Issued During Period, Value, Treasury Stock Reissued		1,063,000									1,063,000
Treasury Stock Value Acquired Cost Method		(450,000)									(450,000)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent		(60,320,000)										(60,320,000)
Transfers To Statutory Reserve		0						17,000,000	[1]	(17,000,000)
Ending Balance at Dec. 31, 2012		$ 4,110,000,000		$ 1,032,000	[1]	$ 50,160,000		$ 4,150,294,000	[1]	$ 11,826,000	$ (444,000)	$ (102,868,000)

[1]	Prior periods balances and activity have been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.
[2]	Issuance and subsequent conversion of depositary shares representing interests in shares of contingent convertible non-cumulative preferred stock, Series D, into common stock.
[3]	Issuance costs related to issuance and conversion of depository shares (Preferred Stock - Series D).
[4]	Non-cash beneficial conversion, resulting from the conversion of contingently convertible perpetual non-cumulative preferred stock into shares of the Corporation’s common stock. The beneficial conversion was recorded as a deemed dividend to the preferred stockholders reducing retained earnings, with a corresponding offset to surplus (paid in capital), and thus did not affect total stockholders’ equity or the book value of the common stock.

Disclosure of Changes in Number of Shares	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Treasury stock - at cost, shares	(23,497)	[1]	(44,183)	[1]	(20,136)	[1]
Common Stock - Outstanding	103,169,806	[1]	102,590,457	[1]	102,272,780	[1]
Common Stock Member
Beginning balance	102,634,640	[1]	102,292,916	[1]	63,954,490	[1]
Issuance of stock	558,663	[1]	341,724	[1]	5,093	[1]
Conversion of stock	0	[1],[2]	0	[1],[2]	38,333,333	[1],[2]
Treasury Stock, Shares, Retired	0	[1]			0	[1]
Ending balance	103,193,303	[1]	102,634,640	[1]	102,292,916	[1]
Preferred Stock Member
Beginning balance	2,006,391	[1]	2,006,391	[1]	2,006,391	[1]
Issuance of stock	0	[1],[2]	0	[1],[2]	1,150,000	[1],[2]
Exchange of stock	0	[1]	0	[1]	0	[1]
Conversion of stock	0	[1],[2]	0	[1],[2]	(1,150,000)	[1],[2]
Ending balance	2,006,391	[1]	2,006,391	[1]	2,006,391	[1]

[1]	Share data has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.
[2]	Issuance of 46,000,000 in depositary shares; converted into 38,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).

Disclosure of Changes in Number of Shares (Parenthetical)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Depositary shares issued					46,000,000
Stockholders Equity Reverse Stock Split Conversion Ratio	1-for-10
Common Stock Member
Stock Issued During Period Shares Conversion Of Convertible Securities	0	[1],[2]	0	[1],[2]	38,333,333	[1],[2]

[1]	Share data has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.
[2]	Issuance of 46,000,000 in depositary shares; converted into 38,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net Income	$ 245,275	$ 151,325	$ 137,401
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for loan losses	408,941	575,720	1,011,880
Amortization of intangibles	10,072	9,654	9,173
Depreciation and amortization of premises and equipment	46,736	46,446	58,861
Net (accretion of discounts) amortization of premiums and deferred fees	(37,899)	(113,046)	(254,879)
Impairment Losses On Net Assets To Be Disposed Of	0	4,255	0
Fair value adjustments of mortgage servicing rights	17,406	37,061	22,859
Fair value change in equity appreciation instrument	0	(8,323)	(42,555)
FDIC loss share (income) expense	56,211	(66,791)	25,751
Amortization Of Prepaid F D I C Assesment	32,778	93,728	67,644
Adjustments (expense) to indemnity reserves on loans sold	21,198	33,068	72,013
Losses (earnings) from investments under equity method	(73,478)	(33,769)	(23,582)
Deferred income tax expense (benefit)	(135,491)	5,862	(12,127)
Loss (gain) on: [Abstract]
Disposition of premises and equipment	(8,619)	(5,526)	(1,812)
Sale and valuation adjustments of investment securities	1,707	(10,844)	(3,992)
Sale of loans, including valuation adjustments on loans held-for-sale	(48,765)	(30,891)	(15,874)
Sale of equity method investment	0	(16,907)	0
Sale of processing and technology business, net of transaction costs	0	0	(616,186)
Gains (Losses) on Sales of Other Assets	(2,545)	0	0
Acquisitions of loans held-for-sale	(417,108)	(346,004)	(307,629)
Proceeds from sale of loans held-for-sale	325,014	165,335	81,370
Net disbursements on loans held-for-sale	(1,233,240)	(793,094)	(735,095)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,387,910	1,143,029	721,398
Accrued income receivable	(519)	25,449	11,315
Other assets	(23,901)	22,329	10,160
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(9,164)	(12,471)	(29,562)
Pension and other postretirement benefit obligations	(40,241)	(111,288)	(11,060)
Other liabilities	1,848	(87,634)	(12,313)
Total adjustments	278,851	525,348	25,758
Net cash (used in) provided by operating activities	524,126	676,673	163,159
Cash flows from investing activities:
Net increase in money market investments	290,594	(396,879)	119,741
Payments To Acquire Investments Abstract
Available-for-sale	(1,843,922)	(1,357,080)	(764,042)
Held-to-maturity	(25,792)	(74,538)	(97,188)
Other	(212,419)	(172,775)	(64,591)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Available-for-sale	1,636,723	1,360,386	1,865,879
Held-to-maturity	9,751	67,236	188,129
Other	206,856	154,114	123,836
Proceeds from sale of investment securities available-for-sale	52,058	262,443	397,086
Proceeds From Sale Of Other Investments	0	5,094	0
Net repayments on loans	629,006	1,136,058	1,539,246
Proceeds from sale of loans	68,396	293,109	34,011
Acquisition of loan portfolios	(1,357,628)	(1,131,388)	(256,406)
F D I C Indemnification Asset Cash Payments Received	462,016	561,111	0
Cash received from acquisitions	0	(855)	261,311
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	151,196	0	0
Net proceeds from sale of equity method investments	0	31,503	0
Net proceeds from sale of processing and technology business	0	0	642,322
Mortgage servicing rights purchased	(2,231)	(1,732)	(1,041)
Acquisition of premises and equipment	(54,899)	(50,043)	(66,855)
Proceeds from sale of: [Abstract]
Premises and equipment	19,841	14,939	14,460
Proceeds from Sale of Other Productive Assets	1,026	0	0
Foreclosed assets	206,070	198,490	141,236
Net cash (used in) provided by investing activities	236,642	899,193	4,077,134
Net increase (decrease) in: [Abstract]
Deposits	(969,596)	1,179,943	(1,553,486)
Federal funds purchased and assets sold under agreements to repurchase	(124,345)	(271,453)	(220,240)
Other short-term borrowings	340,000	(68,022)	356,896
Payments of notes payable	(214,898)	(2,769,477)	(4,260,578)
Proceeds from issuance of notes payable	106,923	432,568	111,101
Proceeds from issuance of common stock	9,402	7,690	153
Net proceeds from issuance of depository shares	0	0	1,101,773
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Net cash (used in) provided by financing activities	(856,687)	(1,492,957)	(4,465,250)
Net (decrease) increase in cash and due from banks	(95,919)	82,909	(224,957)
Cash and due from banks at beginning of period	535,282	452,373	677,330
Cash and due from banks at end of period	$ 439,363	$ 535,282	$ 452,373

Nature of Operations	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Nature Of Operations

Note 1 – Nature of operations

Popular, Inc. (the “Corporation”) is a diversified, publicly owned financial holding company subject to the supervision and regulation of the Board of Governors of the Federal Reserve System. The Corporation has operations in Puerto Rico, the United States, the Caribbean and Latin America. In Puerto Rico, the Corporation provides retail and commercial banking services through its principal banking subsidiary, Banco Popular de Puerto Rico (“BPPR”), as well as mortgage banking, investment banking, broker-dealer, auto and equipment leasing and financing, and insurance services through specialized subsidiaries. In the U.S. mainland, the Corporation operates Banco Popular North America (“BPNA”), including its wholly-owned subsidiary E-LOAN. BPNA focuses efforts and resources on the core community banking business. BPNA operates branches in New York, California, Illinois, New Jersey and Florida. E-LOAN markets deposit accounts under its name for the benefit of BPNA. The BPNA branches operate under the name of Popular Community Bank. Note 41 to the consolidated financial statements presents information about the Corporation's business segments.

Effective December 31, 2012, Popular Mortgage, which was a wholly-owned subsidiary of BPPR prior to that date, was merged with and into BPPR as part of an internal reorganization. The Corporation's mortgage origination business will continue to be conducted under the brand name Popular Mortgage.

Two major transactions impacted the Corporation's operations during 2010. On April 30, 2010, BPPR entered into a purchase and assumption agreement with the Federal Deposit Insurance Corporation (the “FDIC”) to acquire certain assets and assume certain deposits and liabilities of Westernbank Puerto Rico (“Westernbank”), a Puerto Rico state-chartered bank headquartered in Mayaguez, Puerto Rico (the “Westernbank FDIC-assisted transaction”). Westernbank was a wholly-owned commercial bank subsidiary of W Holding Company, Inc. and operated in Puerto Rico. Refer to Note 4 to the consolidated financial statements for detailed information on this business combination.

On September 30, 2010, the Corporation completed the sale of a 51% interest in EVERTEC, including the Corporation's merchant acquiring and processing and technology businesses (the “EVERTEC transaction”), and continues to hold the remaining ownership interest in the business which at December 31, 2012 stands at 48.5%. Refer to Note 30 to the consolidated financial statements for a description of the EVERTEC transaction. EVERTEC provides transaction processing services throughout the Caribbean and Latin America, and continues to service many of the Corporation's subsidiaries' system infrastructures and transactional processing businesses. EVERTEC owns the ATH network connecting the automated teller machines (“ATMs”) of various financial institutions throughout Puerto Rico, the U.S. Virgin Islands and the British Virgin Islands.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies Text Block

Note 2 – Summary of significant accounting policies

The accounting and financial reporting policies of Popular, Inc. and its subsidiaries (the “Corporation”) conform with accounting principles generally accepted in the United States of America and with prevailing practices within the financial services industry.

The following is a description of the most significant of these policies:

Principles of consolidation

The consolidated financial statements include the accounts of Popular, Inc. and its subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. In accordance with the consolidation guidance for variable interest entities, the Corporation would also consolidate any variable interest entities (“VIEs”) for which it has a controlling financial interest; and therefore, it is the primary beneficiary. Assets held in a fiduciary capacity are not assets of the Corporation and, accordingly, are not included in the consolidated statements of financial condition.

Unconsolidated investments, in which there is at least 20% ownership, are generally accounted for by the equity method, with earnings recorded in other operating income. These investments are included in other assets and the Corporation's proportionate share of income or loss is included in other operating income. Those investments in which there is less than 20% ownership, are generally carried under the cost method of accounting, unless significant influence is exercised. Under the cost method, the Corporation recognizes income when dividends are received. Limited partnerships are accounted for by the equity method unless the investor's interest is so “minor” that the limited partner may have virtually no influence over partnership operating and financial policies.

Statutory business trusts that are wholly-owned by the Corporation and are issuers of trust preferred securities are not consolidated in the Corporation's consolidated financial statements.

On May 29, 2012, the Corporation effected a 1-for-10 reverse split of its common stock. The reverse split is described further in Note 23 to these consolidated financial statements. All share and per share information in the consolidated financial statements and accompanying notes have been adjusted to retroactively reflect the 1-for-10 reverse stock split.

During the quarter ended March 31, 2011, the Corporation sold certain residential mortgage loans of BPNA that were reclassified from held-in-portfolio to held-for-sale in December 2010. The loans were sold at a better price than the price used to determine their fair value at the time of reclassification to the held-for-sale category. At the time of sale, the Corporation classified $13.8 million of the impact of the better price as a recovery of the original write-down, which was booked as part of the activity in the allowance for loan losses. This included an out-of-period adjustment of $10.7 million since a portion of the sale was completed just prior to the release of the Corporation's Form 10-K for the year ended December 31, 2010. After evaluating the quantitative and qualitative aspects of the misstatement and the out-of-period adjustment to the Corporation's financial results, including consideration of the impact of the one-time adjustment to income tax expense of $103.3 million from the change in tax rate, offset by the $53.6 million tax benefit related to the timing of loan charge-offs for tax purposes described in Note 39 to the Corporation's consolidated financial statements, management has determined that the misstatement and the out-of-period adjustment are not material to the 2010 and 2011 financial statements, respectively.

Business combinations

Business combinations are accounted for under the acquisition method. Under this method, assets acquired, liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date are measured at their fair values as of the acquisition date. The acquisition date is the date the acquirer obtains control. Also, assets or liabilities arising from noncontractual contingencies are measured at their acquisition date at fair value only if it is more likely than not that they meet the definition of an asset or liability. Adjustments subsequently made to the provisional amounts recorded on the acquisition date as a result of new information obtained about facts and circumstances that existed as of the acquisition date but were known to the Corporation after acquisition will be made retroactively during a measurement period not to exceed one year. Furthermore, acquisition-related restructuring costs that do not meet certain criteria of exit or disposal activities are expensed as incurred. Transaction costs are expensed as incurred. Changes in income tax valuation allowances for acquired deferred tax assets are recognized in earnings subsequent to the measurement period as an adjustment to income tax expense. Contingent consideration classified as an asset or a liability is remeasured to fair value at each reporting date until the contingency is resolved. The changes in fair value of the contingent consideration are recognized in earnings unless the arrangement is a hedging instrument for which changes are initially recognized in other comprehensive income.

There were no significant business combinations during 2012. The Westernbank FDIC-assisted transaction was accounted for as a business combination in 2010. Note 4 to the consolidated financial statements provides disclosures on this business combination.

Deconsolidation of a subsidiary

The Corporation accounts for the deconsolidation of a subsidiary when it ceases to have a controlling financial interest in the subsidiary. Accordingly, it recognizes a gain or loss in results of operations measured as the difference between the sum of the fair value of the consideration received, the fair value of any retained non-controlling investment in the former subsidiary and the carrying amount of any non-controlling interest in the former subsidiary, as compared with the carrying amount of the former subsidiary's assets and liabilities. Refer to Note 30 to the consolidated financial statements for information on the Corporation's sale of a majority interest in EVERTEC and the impact of deconsolidating this former wholly-owned subsidiary.

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to the 2011 and 2010 consolidated financial statements to conform with the 2012 presentation. Such reclassifications did not have an effect on previously reported statement of operations and of cash flows.

Fair value measurements

The Corporation determines the fair values of its financial instruments based on the fair value framework established in the guidance for Fair Value Measurements in ASC Subtopic 820-10, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standard describes three levels of inputs that may be used to measure fair value which are (1) quoted market prices for identical assets or liabilities in active markets, (2) observable market-based inputs or unobservable inputs that are corroborated by market data, and (3) unobservable inputs that are not corroborated by market data. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.

The guidance in ASC Subtopic 820-10 also addresses measuring fair value in situations where markets are inactive and transactions are not orderly. Transactions or quoted prices for assets and liabilities may not be determinative of fair value when transactions are not orderly, and thus, may require adjustments to estimate fair value. Price quotes based on transactions that are not orderly should be given little, if any, weight in measuring fair value. Price quotes based on transactions that are orderly shall be considered in determining fair value, and the weight given is based on facts and circumstances. If sufficient information is not available to determine if price quotes are based on orderly transactions, less weight should be given to the price quote relative to other transactions that are known to be orderly.

Covered assets

Assets subject to loss sharing agreements with the FDIC, including certain loans and other real estate properties, are labeled “covered” on the consolidated statements of financial condition and throughout the notes to the consolidated financial statements. Loans acquired in the Westernbank FDIC-assisted transaction, except for credit cards, are considered “covered loans” because the Corporation will be reimbursed for 80% of any future losses on these loans subject to the terms of the FDIC loss sharing agreements.

Investment securities

Investment securities are classified in four categories and accounted for as follows:

  Debt securities that the Corporation has the intent and ability to hold to maturity are classified as securities held-to-maturity and reported at amortized cost. The Corporation may not sell or transfer held-to-maturity securities without calling into question its intent to hold other debt securities to maturity, unless a nonrecurring or unusual event that could not have been reasonably anticipated has occurred. An investment in debt securities is considered impaired if the fair value of the investment is less than its amortized cost. For other-than-temporary impairments the Corporation assess if it has both the intent and the ability to hold the security for a period of time sufficient to allow for an anticipated recovery in its fair value to its amortized cost. For other-than-temporary impairment not related to a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) for a held-to-maturity security is recognized in other comprehensive loss and amortized over the remaining life of the debt security. The amortized cost basis for a debt security is adjusted by the credit loss amount of other-than-temporary impairments.
  Debt and equity securities classified as trading securities are reported at fair value, with unrealized gains and losses included in non-interest income.
  Debt and equity securities (equity securities with readily available fair value) not classified as either securities held-to-maturity or trading securities, and which have a readily available fair value, are classified as securities available-for-sale and reported at fair value, with unrealized gains and losses excluded from earnings and reported, net of taxes, in accumulated other comprehensive income or loss. The specific identification method is used to determine realized gains and losses on securities available-for-sale, which are included in net gains or losses on sale and valuation adjustment of investment securities in the consolidated statements of operations. Declines in the value of debt and equity securities that are considered other-than-temporary reduce the value of the asset, and the estimated loss is recorded in non-interest income. For debt securities, the Corporation assesses whether (a) it has the intent to sell the debt security, or (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment on the security is recognized. In instances in which a determination is made that a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) exists but the entity does not intend to sell the debt security and it is not more likely than not that the entity will be required to sell the debt security before the anticipated recovery of its remaining amortized cost basis (i.e., the amortized cost basis less any current-period credit loss), the impairment is separated into (a) the amount of the total impairment related to the credit loss, and (b) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in the statement of operations. The amount of the total impairment related to all other factors is recognized in other comprehensive loss. The other-than-temporary impairment analyses for both debt and equity securities are performed on a quarterly basis.
  Investments in equity or other securities that do not have readily available fair values are classified as other investment securities in the consolidated statements of financial condition, and are subject to impairment testing if applicable. These securities are stated at the lower of cost or realizable value. The source of this value varies according to the nature of the investment, and is primarily obtained by the Corporation from valuation analyses prepared by third-parties or from information derived from financial statements available for the corresponding venture capital and mutual funds. Stock that is owned by the Corporation to comply with regulatory requirements, such as Federal Reserve Bank and Federal Home Loan Bank (“FHLB”) stock, is included in this category, and their realizable value equals their cost.

The amortization of premiums is deducted and the accretion of discounts is added to net interest income based on the interest method over the outstanding period of the related securities. The cost of securities sold is determined by specific identification. Net realized gains or losses on sales of investment securities and unrealized loss valuation adjustments considered other-than-temporary, if any, on securities available-for-sale, held-to-maturity and other investment securities are determined using the specific identification method and are reported separately in the consolidated statements of operations. Purchases and sales of securities are recognized on a trade date basis.

Derivative financial instruments

All derivatives are recognized on the statements of financial condition at fair value. The Corporation's policy is not to offset the fair value amounts recognized for multiple derivative instruments executed with the same counterparty under a master netting arrangement nor to offset the fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) arising from the same master netting arrangement as the derivative instruments.

When the Corporation enters into a derivative contract, the derivative instrument is designated as either a fair value hedge, cash flow hedge or as a free-standing derivative instrument. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability or of an unrecognized firm commitment attributable to the hedged risk are recorded in current period earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded net of taxes in accumulated other comprehensive income and subsequently reclassified to net income (loss) in the same period(s) that the hedged transaction impacts earnings. The ineffective portion of cash flow hedges is immediately recognized in current earnings. For free-standing derivative instruments, changes in fair values are reported in current period earnings.

Prior to entering a hedge transaction, the Corporation formally documents the relationship between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivative instruments that are designated as fair value or cash flow hedges to specific assets and liabilities on the statements of financial condition or to specific forecasted transactions or firm commitments along with a formal assessment, at both inception of the hedge and on an ongoing basis, as to the effectiveness of the derivative instrument in offsetting changes in fair values or cash flows of the hedged item. Hedge accounting is discontinued when the derivative instrument is not highly effective as a hedge, a derivative expires, is sold, terminated, when it is unlikely that a forecasted transaction will occur or when it is determined that is no longer appropriate. When hedge accounting is discontinued the derivative continues to be carried at fair value with changes in fair value included in earnings.

For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies similar techniques for which the determination of fair may require significant management judgment or estimation.

The fair value of derivative instruments considers the risk of non-performance by the counterparty or the Corporation, as applicable.

The Corporation obtains or pledges collateral in connection with its derivative activities when applicable under the agreement.

Loans

Loans are classified as loans held-in-portfolio when management has the intent and ability to hold the loan for the foreseeable future, or until maturity or payoff. The foreseeable future is a management judgment which is determined based upon the type of loan, business strategies, current market conditions, balance sheet management and liquidity needs. Management's view of the foreseeable future may change based on changes in these conditions. When a decision is made to sell or securitize a loan that was not originated or initially acquired with the intent to sell or securitize, the loan is reclassified from held-in-portfolio into held-for-sale. Due to changing market conditions or other strategic initiatives, management's intent with respect to the disposition of the loan may change, and accordingly, loans previously classified as held-for-sale may be reclassified into held-in-portfolio. Loans transferred between loans held-for-sale and held-in-portfolio classifications are recorded at the lower of cost or fair value at the date of transfer.

Purchased loans are accounted at fair value upon acquisition.

Loans held-for-sale are stated at the lower of cost or fair value, cost being determined based on the outstanding loan balance less unearned income, and fair value determined, generally in the aggregate. Fair value is measured based on current market prices for similar loans, outstanding investor commitments, prices of recent sales or discounted cash flow analyses which utilize inputs and assumptions which are believed to be consistent with market participants' views. The cost basis also includes consideration of deferred origination fees and costs, which are recognized in earnings at the time of sale. Upon reclassification to held-for-sale, credit related fair value adjustments are recorded as a reduction in the allowance for loan losses (“ALLL”). To the extent that the loan's reduction in value has not already been provided for in the allowance for loan losses, an additional loan loss provision is recorded. Subsequent to reclassification to held-for-sale, the amount, by which cost exceeds fair value, if any, is accounted for as a valuation allowance with changes therein included in the determination of net income (loss) for the period in which the change occurs.

Loans held-in-portfolio are reported at their outstanding principal balances net of any unearned income, charge-offs, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans. Fees collected and costs incurred in the origination of new loans are deferred and amortized using the interest method or a method which approximates the interest method over the term of the loan as an adjustment to interest yield.

The past due status of a loan is determined in accordance with its contractual repayment terms. Furthermore, loans are reported as past due when either interest or principal remains unpaid for 30 days or more in accordance with its contractual repayment terms.

Non-accrual loans are those loans on which the accrual of interest is discontinued. When a loan is placed on non-accrual status, all previously accrued and unpaid interest is charged against income and the loan is accounted for either on a cash-basis method or on the cost-recovery method. Loans designated as non-accruing are returned to accrual status when the Corporation expects repayment of the remaining contractual principal and interest.

Recognition of interest income on commercial and construction loans is discontinued when the loans are 90 days or more in arrears on payments of principal or interest or when other factors indicate that the collection of principal and interest is doubtful. The impaired portion of secured loan past due as to principal and interest is charged-off not later than 365 days past due. However, in the case of a collateral dependent loan individually evaluated for impairment, the excess of the recorded investment over the fair value of the collateral (portion deemed uncollectible) is generally promptly charged-off, but in any event, not later than the quarter following the quarter in which such excess was first recognized. Commercial unsecured loans are charged-off no later than 180 days past due. Recognition of interest income on mortgage loans is generally discontinued when loans are 90 days or more in arrears on payments of principal or interest. The impaired portion of a mortgage loan is charged-off when the loan is 180 days past due. The Corporation discontinues the recognition of interest on residential mortgage loans insured by the Federal Housing Administration (“FHA”) or guaranteed by the U.S. Department of Veterans Affairs (“VA”) when 18-months delinquent as to principal or interest. The principal repayment on these loans is insured. Recognition of interest income on closed-end consumer loans and home equity lines of credit is discontinued when the loans are 90 days or more in arrears on payments of principal or interest. Income is generally recognized on open-end consumer loans, except for home equity lines of credit, until the loans are charged-off. Recognition of interest income for lease financing is ceased when loans are 90 days or more in arrears. Closed-end consumer loans and leases are charged-off when they are 120 days in arrears. Open-end (revolving credit) consumer loans are charged-off when 180 days in arrears. Commercial and consumer overdrafts are generally charged-off no later than 60 days past their due date.

Purchased impaired loans accounted for under ASC Subtopic 310-30 are not considered non-performing and continue to have an accretable yield as long as there is a reasonable expectation about the timing and amount of cash flows expected to be collected. Also, loans charged-off against the non-accretable difference established in purchase accounting are not reported as charge-offs. Charge-offs on loans accounted under ASC Subtopic 310-30 are recorded only to the extent that losses exceed the non-accretable difference established with purchase accounting.

A loan classified as a troubled debt restructuring (“TDR”) is typically in non-accrual status at the time of the modification. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Lease financing

The Corporation leases passenger and commercial vehicles and equipment to individual and corporate customers. The finance method of accounting is used to recognize revenue on lease contracts that meet the criteria specified in the guidance for leases in ASC Topic 840. Aggregate rentals due over the term of the leases less unearned income are included in finance lease contracts receivable. Unearned income is amortized using a method which results in approximate level rates of return on the principal amounts outstanding. Finance lease origination fees and costs are deferred and amortized over the average life of the lease as an adjustment to the interest yield.

Revenue for other leases is recognized as it becomes due under the terms of the agreement.

Loans acquired in an FDIC-assisted transaction

Loans acquired in a business acquisition are recorded at fair value at the acquisition date. Credit discounts are included in the determination of fair value; therefore, an allowance for loan losses is not recorded at the acquisition date.

The Corporation applied the guidance of ASC Subtopic 310-30 to all loans acquired in Westernbank FDIC-assisted transaction (including loans that do not meet scope of ASC Subtopic 310-30), except for credit cards and revolving lines of credit that were expressly scoped out from the application of this guidance since they continued to have revolving privileges after acquisition. Management used its judgment in evaluating factors impacting expected cash flows and probable loss assumptions, including the quality of the loan portfolio, portfolio concentrations, distressed economic conditions, quality of underwriting standards of the acquired institution, reductions in collateral real estate values, among other considerations that could also impact the expected cash inflows on the loans.

Loans accounted for under ASC Subtopic 310-30 represent loans showing evidence of credit deterioration and that it is probable, at the date of acquisition, that the Corporation would not collect all contractually required principal and interest payments. Generally, acquired loans that meet the definition for nonaccrual status fall within the Corporation's definition of impaired loans under ASC Subtopic 310-30. Also, based on the fair value determined for the acquired portfolio, acquired loans that did not meet the definition of nonaccrual status also resulted in the recognition of a significant discount attributable to credit quality. Accordingly, an election was made by the Corporation to apply the accretable yield method (expected cash flow model of ASC Subtopic 310-30), as a loan with credit deterioration and impairment, instead of the standard loan discount accretion guidance of ASC Subtopic 310-20, for the loans acquired in the Westernbank FDIC-assisted transaction. These loans are disclosed as a loan that was acquired with credit deterioration and impairment.

Under ASC Subtopic 310-30, the covered loans acquired from the FDIC were aggregated into pools based on loans that had common risk characteristics. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. Characteristics considered in pooling loans in the FDIC-assisted transaction included loan type, interest rate type, accruing status, amortization type, rate index and source type. Once the pools are defined, the Corporation maintains the integrity of the pool of multiple loans accounted for as a single asset.

Under ASC Subtopic 310-30, the difference between the undiscounted cash flows expected at acquisition and the fair value in the loans, or the “accretable yield,” is recognized as interest income using the effective yield method over the estimated life of the loan if the timing and amount of the future cash flows of the pool is reasonably estimable. The non-accretable difference represents the difference between contractually required principal and interest and the cash flows expected to be collected. Subsequent to the acquisition date, increases in cash flows over those expected at the acquisition date are recognized as interest income prospectively. Decreases in expected cash flows after the acquisition date are recognized by recording an allowance for loan losses.

The fair value discount of lines of credit with revolving privileges that are accounted for pursuant to the guidance of ASC Subtopic 310-20 represents the difference between the contractually required loan payment receivable in excess of the initial investment in the loan. This discount is accreted into interest income over the life of the loan if the loan is in accruing status. Any cash flows collected in excess of the carrying amount of the loan are recognized in earnings at the time of collection. The carrying amount of lines of credit with revolving privileges, which are accounted pursuant to the guidance of ASC Subtopic 310-20, are subject to periodic review to determine the need for recognizing an allowance for loan losses.

Allowance for loan losses

The Corporation follows a systematic methodology to establish and evaluate the adequacy of the allowance for loan losses to provide for inherent losses in the loan portfolio. This methodology includes the consideration of factors such as current economic conditions, portfolio risk characteristics, prior loss experience and results of periodic credit reviews of individual loans. The provision for loan losses charged to current operations is based on this methodology. Loan losses are charged and recoveries are credited to the allowance for loan losses.

The Corporation's assessment of the allowance for loan losses is determined in accordance with the guidance of loss contingencies in ASC Subtopic 450-20 and loan impairment guidance in ASC Section 310-10-35. Also, the Corporation determines the allowance for loan losses on purchased impaired loans and purchased loans accounted for under ASC 310-30 by analogy, by evaluating decreases in expected cash flows after the acquisition date.

The accounting guidance provides for the recognition of a loss allowance for groups of homogeneous loans. The determination for general reserves of the allowance for loan losses includes the following principal factors:

  Historical net loss rates (including losses from impaired loans) by loan type and by legal entity adjusted for recent net charge-off trends and environmental factors. The base net loss rates are based on the moving average of annualized net charge-offs computed over a 36-month historical loss window for the commercial and construction loan portfolios, and an 18-month period for the consumer and mortgage loan portfolios.
  Net charge-off trend factors are applied to adjust the base loss rates based on recent loss trends. The Corporation applies a trend factor when base losses are below recent loss trends. Currently, the trend factor is based on the last 12 months of losses for the commercial, construction and legacy loan portfolios and 6 months of losses for the consumer and mortgage loan portfolios. The trend factor accounts for inherent imprecision and the “lagging perspective” in base loss rates. The trend factor replaces the base-loss period when it is higher than base loss up to a determined cap.
  Environmental factors, which include credit and macroeconomic indicators such as employment, price index and construction permits, were adopted to account for current market conditions that are likely to cause estimated credit losses to differ from historical losses. The Corporation reflects the effect of these environmental factors on each loan group as an adjustment that, as appropriate, increases or decreases the historical loss rate applied to each group. Environmental factors provide updated perspective on credit and economic conditions. Correlation and regression analyses are used to select and weight these indicators.

During the first quarter of 2012, in order to better reflect current market conditions, management revised the estimation process for evaluating the adequacy of the general reserve component of the allowance for loan losses for the Corporation's commercial and construction loan portfolios. The change in the methodology is described in the paragraphs below. The net effect of these changes in the first quarter amounted to a $24.8 million reduction in the Corporation's allowance for loan losses, resulting from a reduction of $40.5 million due to the enhancements to the allowance for loan losses methodology, offset in part by a $15.7 million increase in environmental factor reserves due to the Corporation's decision to monitor recent trends in its commercial loan portfolio at the BPPR reportable segment that although improving, continue to warrant additional scrutiny.

Management made the following principal changes to the methodology during the first quarter of 2012:

  Established a more granular stratification of the commercial loan portfolios to enhance the homogeneity of the loan classes. Previously, the Corporation used loan groupings for commercial loan portfolios based on business lines and collateral types (secured / unsecured loans). As part of the loan segregation, management evaluated the risk profiles of the loan portfolio, recent and historical credit and loss trends, current and expected portfolio behavior and economic indicators. The revised groupings consider product types (construction, commercial multifamily, commercial & industrial, non-owner occupied commercial real estate (“CRE”) and owner occupied CRE) and business lines for each of the Corporation's reportable segments, BPPR and BPNA. In addition, the Corporation established a legacy portfolio at the BPNA reportable segment, comprised of commercial loans, construction loans and commercial lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years.

  The refinement in the loan groupings resulted in a decrease to the allowance for loan losses of $7.9 million at March 31, 2012, which consisted of a $9.7 million reduction related to the BPNA reportable segment, partially offset by an increase of $1.8 million related to the BPPR reportable segment.

  Increased the historical look-back period for determining the loss trend factor. The Corporation increased the look-back period for assessing recent trends applicable to the determination of commercial, construction and legacy loan net charge-offs from 6 months to 12 months.

Previously, the Corporation used a trend factor based on 6 months of net charge-offs as it aligned the estimation of inherent losses for the Corporation's commercial and construction loan portfolios with deteriorating trends.

Given the current overall commercial and construction credit quality improvements noted on recent periods in terms of loss trends, non-performing loan balances and non-performing loan inflows, management concluded that a 12-month look-back period for the trend factor aligns the Corporation's allowance for loan losses methodology to current credit quality trends.

The increase in the historical look-back period for determining the loss trend factor resulted in a decrease to the allowance for loan losses of $28.1 million at March 31, 2012, of which $24.0 million related to the BPPR reportable segment and $4.1 million to the BPNA reportable segment.

There were additional enhancements to the allowance for loan losses methodology which accounted for a reduction to the allowance for loan losses of $4.5 million at March 31, 2012, of which $3.9 million related to the BPNA reportable segment and $0.6 million to the BPPR reportable segment. This reduction related to loan portfolios with minimal or zero loss history.

There were no changes in the methodology for environmental factor reserves. There were no changes to the allowance for loan losses methodology for the Corporation's consumer and mortgage loan portfolios during the first quarter of 2012.

According to the accounting guidance criteria for specific impairment of a loan, the Corporation defines as impaired loans those commercial and construction borrowers with outstanding debt of $1 million or more and with interest and /or principal 90 days or more past due. Also, specific commercial borrowers with outstanding debt of $1 million or over are deemed impaired when, based on current information and events, management considers that it is probable that the debtor would be unable to pay all amounts due according to the contractual terms of the loan agreement. Commercial and construction loans that originally met the Corporation's threshold for impairment identification in a prior period, but due to charge-offs or payments are currently below the $1 million threshold and are still 90 days past due, except for TDRs, are accounted for under the Corporation's general reserve determined under ASC Subtopic 450-20. Although the accounting codification guidance for specific impairment of a loan excludes large groups of smaller balance homogeneous loans that are collectively evaluated for impairment (e.g. mortgage and consumer loans), it specifically requires that loan modifications considered troubled debt restructurings (“TDRs”) be analyzed under its provisions. An allowance for loan impairment is recognized to the extent that the carrying value of an impaired loan exceeds the present value of the expected future cash flows discounted at the loan's effective rate, the observable market price of the loan, if available, or the fair value of the collateral if the loan is collateral dependent. The fair value of the collateral is generally obtained from appraisals. The Corporation requests updated appraisal reports from pre-approved appraisers for loans that are considered impaired following the Corporation's reappraisals policy. This policy requires updated appraisals for loans secured by real estate (including construction loans) either annually or every two years depending on the total exposure of the borrower. As a general procedure, the Corporation internally reviews appraisals as part of the underwriting and approval process and also for credits considered impaired.

Troubled debt restructurings

A restructuring constitutes a TDR when the Corporation separately concludes that both of the following conditions exist: 1) the restructuring constitute a concession and 2) the debtor is experiencing financial difficulties. The concessions stem from an agreement between the creditor and the debtor or are imposed by law or a court. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. A concession has been granted when, as a result of the restructuring, the Corporation does not expect to collect all amounts due, including interest accrued at the original contract rate. If the payment of principal is dependent on the value of collateral, the current value of the collateral is taken into consideration in determining the amount of principal to be collected; therefore, all factors that changed are considered to determine if a concession was granted, including the change in the fair value of the underlying collateral that may be used to repay the loan. Classification of loan modifications as TDRs involves a degree of judgment. Indicators that the debtor is experiencing financial difficulties which are considered include: (i) the borrower is currently in default on any of its debt or it is probable that the borrower would be in payment default on any of its debt in the foreseeable future without the modification; (ii) the borrower has declared or is in the process of declaring bankruptcy; (iii) there is significant doubt as to whether the borrower will continue to be a going concern; (iv) the borrower has securities that have been delisted, are in the process of being delisted, or are under threat of being delisted from an exchange; (v) based on estimates and projections that only encompass the borrower's current business capabilities, it is forecasted that the entity-specific cash flows will be insufficient to service the debt (both interest and principal) in accordance with the contractual terms of the existing agreement through maturity; and (vi) absent the current modification, the borrower cannot obtain funds from sources other than the existing creditors at an effective interest rate equal to the current market interest rate for similar debt for a non-troubled debtor. The identification of TDRs is critical in the determination of the adequacy of the allowance for loan losses. Loans classified as TDRs may be excluded from TDR status for certain disclosures only if performance under the restructured terms exists for a reasonable period (at least twelve months of sustained performance) and the loan yields a market rate.

A loan may be restructured in a troubled debt restructuring into two (or more) loan agreements, for example, Note A and Note B. Note A represents the portion of the original loan principal amount that is expected to be fully collected along with contractual interest. Note B represents the portion of the original loan that may be considered uncollectible and charged-off, but the obligation is not forgiven to the borrower. Note A may be returned to accrual status provided all of the conditions for a TDR to be returned to accrual status are met. The modified loans are considered TDRs and thus, are evaluated under the framework of ASC Section 310-10-35 as long as the loans are not part of a pool of loans accounted for under ASC 310-30.

Refer to Note 11 to the consolidated financial statements for additional qualitative information on TDRs and the Corporation's determination of the allowance for loan losses.

Reserve for unfunded commitments

The reserve for unfunded commitments is maintained at a level believed by management to be sufficient to absorb estimated probable losses related to unfunded credit facilities and is included in other liabilities in the consolidated statements of financial condition. The determination of the adequacy of the reserve is based upon an evaluation of the unfunded credit facilities. Net adjustments to the reserve for unfunded commitments are included in other operating expenses in the consolidated statements of operations.

FDIC loss share indemnification asset and true-up payment obligation (contingent consideration)

The acquisition date fair value of the reimbursement that the Corporation expects to receive from the FDIC under the loss sharing agreements is presented as an FDIC loss share indemnification asset on the consolidated statements of financial condition. Fair value was estimated using projected cash flows related to the loss sharing agreements. Refer to Note 4 for additional information on the valuation methodology.

The FDIC loss share indemnification asset for loss share agreements is measured separately from the related covered assets as it is not contractually embedded in the assets and is not transferable with the assets should the assets be sold.

The FDIC loss share indemnification asset is recognized on the same basis as the assets subject to loss share protection. As such, for covered loans accounted pursuant to ASC Subtopic 310-30, decreases in expected reimbursements from the FDIC due to improvements in expected cash flows to be received from borrowers, are recognized in non-interest income prospectively over the life of the FDIC loss sharing agreements. For covered loans accounted for under ASC Subtopic 310-20, as the loan discount recorded as of the acquisition date was accreted into income, a reduction of the related indemnification asset was recorded as a reduction in non-interest income. Increases in expected reimbursements from the FDIC are recognized in non-interest income in the same period that the allowance for credit losses for the related loans is recognized.

The amortization or accretion due to discounting of the loss share asset and changes in expected loss sharing reimbursements is included in non-interest income, particularly in the category of FDIC loss share income (expense).

The true-up payment obligation associated with the loss share agreements, which is described in detail in Note 4 to the consolidated financial statements, is accounted for at fair value in accordance with ASC 805-30-25-6 as it is considered contingent consideration. The true-up payment obligation is included as part of other liabilities in the consolidated statements of financial condition. Any changes in the carrying value of the obligation is included in the category of FDIC loss share income (expense) in the consolidated statements of operations.

Transfers and servicing of financial assets

The transfer of an entire financial asset, a group of entire financial assets, or a participating interest in an entire financial asset in which the Corporation surrenders control over the assets is accounted for as a sale if all of the following conditions set forth in ASC Topic 860 are met: (1) the assets must be isolated from creditors of the transferor, (2) the transferee must obtain the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the transferor cannot maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. When the Corporation transfers financial assets and the transfer fails any one of these criteria, the Corporation is prevented from derecognizing the transferred financial assets and the transaction is accounted for as a secured borrowing. For federal and Puerto Rico income tax purposes, the Corporation treats the transfers of loans which do not qualify as “true sales” under the applicable accounting guidance, as sales, recognizing a deferred tax asset or liability on the transaction.

For transfers of financial assets that satisfy the conditions to be accounted for as sales, the Corporation derecognizes all assets sold; recognizes all assets obtained and liabilities incurred in consideration as proceeds of the sale, including servicing assets and servicing liabilities, if applicable; initially measures at fair value assets obtained and liabilities incurred in a sale; and recognizes in earnings any gain or loss on the sale.

The guidance on transfer of financial assets requires a true sale analysis of the treatment of the transfer under state law as if the Corporation was a debtor under the bankruptcy code. A true sale legal analysis includes several legally relevant factors, such as the nature and level of recourse to the transferor, and the nature of retained interests in the loans sold. The analytical conclusion as to a true sale is never absolute and unconditional, but contains qualifications based on the inherent equitable powers of a bankruptcy court, as well as the unsettled state of the common law. Once the legal isolation test has been met, other factors concerning the nature and extent of the transferor's control over the transferred assets are taken into account in order to determine whether derecognition of assets is warranted.

The Corporation sells mortgage loans to the Government National Mortgage Association (“GNMA”) in the normal course of business and retains the servicing rights. The GNMA programs under which the loans are sold allow the Corporation to repurchase individual delinquent loans that meet certain criteria. At the Corporation's option, and without GNMA's prior authorization, the Corporation may repurchase the delinquent loan for an amount equal to 100% of the remaining principal balance of the loan. Once the Corporation has the unconditional ability to repurchase the delinquent loan, the Corporation is deemed to have regained effective control over the loan and recognizes the loan on its balance sheet as well as an offsetting liability, regardless of the Corporation's intent to repurchase the loan.

Servicing assets

The Corporation periodically sells or securitizes loans while retaining the obligation to perform the servicing of such loans. In addition, the Corporation may purchase or assume the right to service loans originated by others. Whenever the Corporation undertakes an obligation to service a loan, management assesses whether a servicing asset or liability should be recognized. A servicing asset is recognized whenever the compensation for servicing is expected to more than adequately compensate the servicer for performing the servicing. Likewise, a servicing liability would be recognized in the event that servicing fees to be received are not expected to adequately compensate the Corporation for its expected cost. Mortgage servicing assets recorded at fair value are separately presented on the consolidated statements of financial condition.

All separately recognized servicing assets are initially recognized at fair value. For subsequent measurement of servicing rights, the Corporation has elected the fair value method for mortgage loans servicing rights (“MSRs”) while all other servicing assets, particularly those related to Small Business Administration (“SBA”) commercial loans, follow the amortization method. Under the fair value measurement method, MSRs are recorded at fair value each reporting period, and changes in fair value are reported in other service fees in the consolidated statement of operations. Under the amortization method, servicing assets are amortized in proportion to, and over the period of, estimated servicing income, and assessed for impairment based on fair value at each reporting period. Contractual servicing fees including ancillary income and late fees, as well as fair value adjustments, and impairment losses, if any, are reported in other service fees in the consolidated statement of operations. Loan servicing fees, which are based on a percentage of the principal balances of the loans serviced, are credited to income as loan payments are collected.

The fair value of servicing rights is estimated by using a cash flow valuation model which calculates the present value of estimated future net servicing cash flows, taking into consideration actual and expected loan prepayment rates, discount rates, servicing costs, and other economic factors, which are determined based on current market conditions.

For purposes of evaluating and measuring impairment of capitalized servicing assets that are accounted under the amortization method, the amount of impairment recognized, if any, is the amount by which the capitalized servicing assets per stratum exceed their estimated fair value. Temporary impairment is recognized through a valuation allowance with changes included in results of operations for the period in which the change occurs. If it is later determined that all or a portion of the temporary impairment no longer exists for a particular stratum, the valuation allowance is reduced through a recovery in earnings. Any fair value in excess of the cost basis of the servicing asset for a given stratum is not recognized. Servicing rights subsequently accounted under the amortization method are also reviewed for other-than-temporary impairment. When the recoverability of an impaired servicing asset accounted under the amortization method is determined to be remote, the unrecoverable portion of the valuation allowance is applied as a direct write-down to the carrying value of the servicing rights, precluding subsequent recoveries.

Premises and equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful life of each type of asset. Amortization of leasehold improvements is computed over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Costs of maintenance and repairs which do not improve or extend the life of the respective assets are expensed as incurred. Costs of renewals and betterments are capitalized. When assets are disposed of, their cost and related accumulated depreciation are removed from the accounts and any gain or loss is reflected in earnings as realized or incurred, respectively.

The Corporation capitalizes interest cost incurred in the construction of significant real estate projects, which consist primarily of facilities for its own use or intended for lease. The amount of interest cost capitalized is to be an allocation of the interest cost incurred during the period required to substantially complete the asset. The interest rate for capitalization purposes is to be based on a weighted average rate on the Corporation's outstanding borrowings, unless there is a specific new borrowing associated with the asset. Interest cost capitalized for the years ended December 31, 2012, 2011 and 2010 was not significant.

The Corporation has operating lease arrangements primarily associated with the rental of premises to support its branch network or for general office space. Certain of these arrangements are non-cancellable and provide for rent escalations and renewal options. Rent expense on non-cancellable operating leases with scheduled rent increases are recognized on a straight-line basis over the lease term.

Impairment of long-lived assets

The Corporation evaluates for impairment its long-lived assets to be held and used, and long-lived assets to be disposed of, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Restructuring costs

A liability for a cost associated with an exit or disposal activity is recognized and measured initially at its fair value in the period in which the liability is incurred. If future service is required for employees to receive the one-time termination benefit, the liability is initially measured at its fair value as of the termination date and recognized over the future service period.

Other real estate

Other real estate, received in satisfaction of debt, is recorded at the lower of cost (carrying value of the loan) or fair value less estimated costs of disposal, by charging the allowance for loan losses. Subsequent to foreclosure, any losses in the carrying value arising from periodic re-evaluations of the properties, and any gains or losses on the sale of these properties are credited or charged to expense in the period incurred and are included as a component of other operating expenses. The cost of maintaining and operating such properties is expensed as incurred.

Updated appraisals or third-party broker price opinions of value (“BPO”) are obtained to adjust the value of the other real estate assets. The frequency depends on the loan type and total credit exposure. Commencing in 2011, the appraisal for a commercial or construction other real estate property with a book value greater than $1 million is updated annually and if lower than $1 million it is updated every two years. For residential mortgage properties, the Corporation requests third-party BPOs or appraisals, generally on an annual basis.

Appraisals may be adjusted due to age, collateral inspections, property profiles, or general market conditions. The adjustments applied are based upon internal information such as other appraisals for the type of properties and/or loss severity information that can provide historical trends in the real estate market, and may change from time to time based on market conditions.

Goodwill and other intangible assets

Goodwill is recognized when the purchase price is higher than the fair value of net assets acquired in business combinations under the purchase method of accounting. Goodwill is not amortized, but is tested for impairment at least annually or more frequently if events or circumstances indicate possible impairment using a two-step process at each reporting unit level. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, the goodwill of the reporting unit is not considered impaired and the second step of the impairment test is unnecessary. If needed, the second step consists of comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. In determining the fair value of a reporting unit, the Corporation generally uses a combination of methods, which include market price multiples of comparable companies and the discounted cash flow analysis. Goodwill impairment losses are recorded as part of operating expenses in the consolidated statement of operations.

Other intangible assets deemed to have an indefinite life are not amortized, but are tested for impairment using a one-step process which compares the fair value with the carrying amount of the asset. In determining that an intangible asset has an indefinite life, the Corporation considers expected cash inflows and legal, regulatory, contractual, competitive, economic and other factors, which could limit the intangible asset's useful life.

Other identifiable intangible assets with a finite useful life, mainly core deposits, are amortized using various methods over the periods benefited, which range from 4 to 10 years. These intangibles are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairments on intangible assets with a finite useful life are evaluated under the guidance for impairment or disposal of long-lived assets.

Assets sold / purchased under agreements to repurchase / resell

Repurchase and resell agreements are treated as collateralized financing transactions and are carried at the amounts at which the assets will be subsequently reacquired or resold as specified in the respective agreements.

It is the Corporation's policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly those securities are not reflected in the Corporation's consolidated statements of financial condition. The Corporation monitors the fair value of the underlying securities as compared to the related receivable, including accrued interest.

It is the Corporation's policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statements of financial condition.

The Corporation may require counterparties to deposit additional collateral or return collateral pledged, when appropriate.

Software

Capitalized software is stated at cost, less accumulated amortization. Capitalized software includes purchased software and capitalizable application development costs associated with internally-developed software. Amortization, computed on a straight-line method, is charged to operations over the estimated useful life of the software. Capitalized software is included in “Other assets” in the consolidated statement of financial condition.

Guarantees, including indirect guarantees of indebtedness of others

The Corporation, as a guarantor, recognizes at the inception of a guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. Refer to Note 26 to the consolidated financial statements for further disclosures on guarantees.

Treasury stock

Treasury stock is recorded at cost and is carried as a reduction of stockholders' equity in the consolidated statements of financial condition. At the date of retirement or subsequent reissue, the treasury stock account is reduced by the cost of such stock. At retirement, the excess of the cost of the treasury stock over its par value is recorded entirely to surplus. At reissuance, the difference between the consideration received upon issuance and the specific cost is charged or credited to surplus.

Income Recognition – Insurance agency business

Commissions and fees are recognized when related policies are effective. Additional premiums and rate adjustments are recorded as they occur. Contingent commissions are recorded on the accrual basis when the amount to be received is notified by the insurance company. Commission income from advance business is deferred. An allowance is created for expected adjustments to commissions earned relating to policy cancellations.

Income Recognition – Investment banking revenues and commissions

Investment banking revenue is recorded as follows: underwriting fees at the time the underwriting is completed and income is reasonably determinable; corporate finance advisory fees as earned, according to the terms of the specific contracts; and sales commissions on a trade-date basis. Commission income and expenses related to customers' securities transactions are recorded on a trade-date basis.

Foreign exchange

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars using prevailing rates of exchange at the end of the period. Revenues, expenses, gains and losses are translated using weighted average rates for the period. The resulting foreign currency translation adjustment from operations for which the functional currency is other than the U.S. dollar is reported in accumulated other comprehensive loss, except for highly inflationary environments in which the effects are included in other operating expenses.

The Corporation holds interests in Centro Financiero BHD, S.A. (“BHD”) in the Dominican Republic. Some of these businesses are conducted in the country's foreign currency. The resulting foreign currency translation adjustment from these operations is reported in accumulated other comprehensive loss. During 2011, the Corporation sold its equity investments in Consorcio de Tarjetas Dominicanas, S.A. (“CONTADO”) and Serfinsa, which businesses were also conducted on their countries foreign currency. Additionally, during 2011, the Corporation wrote-off its investment in Tarjetas y Transacciones en Red Tranred, C.A. (formerly EVERTEC DE VENEZUELA, C.A.) as the Corporation determined to wind-down those operations.

Refer to the disclosure of accumulated other comprehensive loss included in the Note 25 for the outstanding balances of the foreign currency translation adjustments at December 31, 2012 and 2011.

Income taxes

The Corporation recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Corporation's financial statements or tax returns. Deferred income tax assets and liabilities are determined for differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. The computation is based on enacted tax laws and rates applicable to periods in which the temporary differences are expected to be recovered or settled.

The guidance for income taxes requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance if, based on the available evidence, it is more likely than not (defined as a likelihood of more than 50 percent) that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically by the Corporation based on the more likely than not realization threshold criterion. In the assessment for a valuation allowance, appropriate consideration is given to all positive and negative evidence related to the realization of the deferred tax assets. This assessment considers, among other matters, all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, the future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. In making such assessments, significant weight is given to evidence that can be objectively verified.

The valuation of deferred tax assets requires judgment in assessing the likely future tax consequences of events that have been recognized in the Corporation's financial statements or tax returns and future profitability. The Corporation's accounting for deferred tax consequences represents management's best estimate of those future events.

Positions taken in the Corporation's tax returns may be subject to challenge by the taxing authorities upon examination. Uncertain tax positions are initially recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Interest on income tax uncertainties is classified within income tax expense in the statement of operations; while the penalties, if any, are accounted for as other operating expenses.

The Corporation accounts for the taxes collected from customers and remitted to governmental authorities on a net basis (excluded from revenues).

Income tax expense or benefit for the year is allocated among continuing operations, discontinued operations, and other comprehensive income, as applicable. The amount allocated to continuing operations is the tax effect of the pretax income or loss from continuing operations that occurred during the year, plus or minus income tax effects of (a) changes in circumstances that cause a change in judgment about the realization of deferred tax assets in future years, (b) changes in tax laws or rates, (c) changes in tax status, and (d) tax-deductible dividends paid to shareholders, subject to certain exceptions.

Employees' retirement and other postretirement benefit plans

Pension costs are computed on the basis of accepted actuarial methods and are charged to current operations. Net pension costs are based on various actuarial assumptions regarding future experience under the plan, which include costs for services rendered during the period, interest costs and return on plan assets, as well as deferral and amortization of certain items such as actuarial gains or losses. The funding policy is to contribute to the plan as necessary to provide for services to date and for those expected to be earned in the future. To the extent that these requirements are fully covered by assets in the plan, a contribution may not be made in a particular year.

The cost of postretirement benefits, which is determined based on actuarial assumptions and estimates of the costs of providing these benefits in the future, is accrued during the years that the employee renders the required service.

The guidance for compensation retirement benefits of ASC Topic 715 requires the recognition of the funded status of each defined pension benefit plan, retiree health care and other postretirement benefit plans on the statement of financial condition.

Stock-based compensation

The Corporation opted to use the fair value method of recording stock-based compensation as described in the guidance for employee share plans in ASC Subtopic 718-50.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances, except those resulting from investments by owners and distributions to owners. The presentation of comprehensive income (loss) is included in separate consolidated statements of comprehensive income (loss).

Net income (loss) per common share

Basic income (loss) per common share is computed by dividing net income (loss) adjusted for preferred stock dividends, including undeclared or unpaid dividends if cumulative, and charges or credits related to the extinguishment of preferred stock or induced conversions of preferred stock, by the weighted average number of common shares outstanding during the year. Diluted income per common share take into consideration the weighted average common shares adjusted for the effect of stock options, restricted stock and warrants on common stock, using the treasury stock method.

Statement of cash flows

For purposes of reporting cash flows, cash includes cash on hand and amounts due from banks.

New accounting pronouncements	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements [Text Block]

Note 3 – New accounting pronouncements

FASB Accounting Standards Update 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”)

The FASB issued ASU 2013-02 in February 2013. ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments of ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income in financial statements.

ASU 2013-02 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted.

The adoption of this guidance impacts presentation disclosures only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”)

The FASB issued ASU 2013-01 in January 2013. ASU 2013-01 clarify that the scope of FASB Accounting Standard Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11), applies only to derivatives accounted for under ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

ASU 2013-01 is effective for fiscal years and interim periods within those years, beginning on or after January 1, 2013. Entities should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of ASU 2011-11.

The adoption of this guidance impacts presentation disclosures only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2012-06, Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution (“ASU 2012-06”)

The FASB issued ASU 2012-06 in October 2012. ASU 2012-06 addresses the diversity in practice about how to interpret the terms “on the same basis” and “contractual limitations” when subsequently measuring an indemnification asset recognized in a government-assisted (Federal Deposit Insurance Corporation) acquisition of a financial institution that includes a loss-sharing agreement (indemnification agreement). When a reporting entity recognizes an indemnification asset as a result of a government-assisted acquisition of a financial institution and subsequently the cash flows expected to be collected on the indemnification asset changes, as a result of a change in cash flows expected to be collected on the assets subject to indemnification, the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement, that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets.

ASU 2012-06 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted.

The adoption of this guidance is not expected to have a material effect on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”)

The FASB issued ASU 2012-02 in July 2012. ASU 2012-02 is intended to simplify how entities test indefinite-lived intangible assets, other than goodwill, for impairment. ASU 2012-02 permits an entity the option to first assess qualitative factors to determine whether it is "more likely than not" that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with ASC Subtopic 350-30, Intangibles-Goodwill and Other-General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. This guidance results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. The previous guidance under ASC Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment on at least an annual basis by comparing an asset's fair value with its carrying amount and recording an impairment loss for an amount equal to the excess of the asset's carrying amount over its fair value. Under the amendments in this ASU, an entity is not required to calculate the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. In addition the new qualitative indicators replace those currently used to determine whether indefinite-lived intangible assets should be tested for impairment on an interim basis.

ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual or interim impairment tests performed as of a date before July 27, 2012, as long as the financial statements have not yet been issued. The Corporation did not elect to adopt early the provisions of this ASU.

The provisions of this guidance simplify how entities test for indefinite-lived assets impairment and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”)

The FASB issued ASU 2011-11 in December 2011. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. To meet this objective, entities with financial instruments and derivatives that are either offset on the balance sheet or subject to a master netting arrangement or similar arrangement shall disclose the following quantitative information separately for assets and liabilities in tabular format: a) gross amounts of recognized assets and liabilities; b) amounts offset to determine the net amount presented in the balance sheet; c) net amounts presented in the balance sheet; d) amounts subject to an enforceable master netting agreement or similar arrangement not otherwise included in (b), including: amounts related to recognized financial instruments and other derivatives instruments if either management makes an accounting election not to offset or the amounts do not meet the guidance in ASC Section 210-20-45 or ASC Section 815-10-45, and also amounts related to financial collateral (including cash collateral); and e) the net amount after deducting the amounts in (d) from the amounts in (c).

In addition to these tabular disclosures, entities are required to provide a description of the setoff rights associated with assets and liabilities subject to an enforceable master netting arrangement.

An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The provisions of this guidance impacts presentation disclosure only and will not have an impact on the Corporation's financial condition or results of operations.

FASB Accounting Standards Update 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”)

The FASB issued ASU 2013-02 in February 2013. ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments of ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income in financial statements.

ASU 2013-02 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted.

The adoption of this guidance impacts presentation disclosures only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”)

The FASB issued ASU 2013-01 in January 2013. ASU 2013-01 clarify that the scope of FASB Accounting Standard Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11), applies only to derivatives accounted for under ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

ASU 2013-01 is effective for fiscal years and interim periods within those years, beginning on or after January 1, 2013. Entities should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of ASU 2011-11.

The adoption of this guidance impacts presentation disclosures only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2012-06, Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution (“ASU 2012-06”)

The FASB issued ASU 2012-06 in October 2012. ASU 2012-06 addresses the diversity in practice about how to interpret the terms “on the same basis” and “contractual limitations” when subsequently measuring an indemnification asset recognized in a government-assisted (Federal Deposit Insurance Corporation) acquisition of a financial institution that includes a loss-sharing agreement (indemnification agreement). When a reporting entity recognizes an indemnification asset as a result of a government-assisted acquisition of a financial institution and subsequently the cash flows expected to be collected on the indemnification asset changes, as a result of a change in cash flows expected to be collected on the assets subject to indemnification, the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement, that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets.

ASU 2012-06 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted.

The adoption of this guidance is not expected to have a material effect on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”)

The FASB issued ASU 2012-02 in July 2012. ASU 2012-02 is intended to simplify how entities test indefinite-lived intangible assets, other than goodwill, for impairment. ASU 2012-02 permits an entity the option to first assess qualitative factors to determine whether it is "more likely than not" that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with ASC Subtopic 350-30, Intangibles-Goodwill and Other-General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. This guidance results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. The previous guidance under ASC Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment on at least an annual basis by comparing an asset's fair value with its carrying amount and recording an impairment loss for an amount equal to the excess of the asset's carrying amount over its fair value. Under the amendments in this ASU, an entity is not required to calculate the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. In addition the new qualitative indicators replace those currently used to determine whether indefinite-lived intangible assets should be tested for impairment on an interim basis.

ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual or interim impairment tests performed as of a date before July 27, 2012, as long as the financial statements have not yet been issued. The Corporation did not elect to adopt early the provisions of this ASU.

The provisions of this guidance simplify how entities test for indefinite-lived assets impairment and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”)

The FASB issued ASU 2011-11 in December 2011. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. To meet this objective, entities with financial instruments and derivatives that are either offset on the balance sheet or subject to a master netting arrangement or similar arrangement shall disclose the following quantitative information separately for assets and liabilities in tabular format: a) gross amounts of recognized assets and liabilities; b) amounts offset to determine the net amount presented in the balance sheet; c) net amounts presented in the balance sheet; d) amounts subject to an enforceable master netting agreement or similar arrangement not otherwise included in (b), including: amounts related to recognized financial instruments and other derivatives instruments if either management makes an accounting election not to offset or the amounts do not meet the guidance in ASC Section 210-20-45 or ASC Section 815-10-45, and also amounts related to financial collateral (including cash collateral); and e) the net amount after deducting the amounts in (d) from the amounts in (c).

In addition to these tabular disclosures, entities are required to provide a description of the setoff rights associated with assets and liabilities subject to an enforceable master netting arrangement.

An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The provisions of this guidance impacts presentation disclosure only and will not have an impact on the Corporation's financial condition or results of operations.

Business combination	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Business Combination Disclosure [Text Block]

Note 4 – Business combination

On April 30, 2010, the Corporation's banking subsidiary, BPPR, acquired certain assets and assumed certain deposits and liabilities of Westernbank Puerto Rico from the FDIC, as receiver for Westernbank. Also, BPPR entered into loss sharing agreements with the FDIC with respect to a majority of the acquired loans and other real estate (the “covered assets”). Pursuant to the terms of the loss sharing agreements, the FDIC's obligation to reimburse BPPR for losses with respect to covered assets begins with the first dollar of loss incurred. The FDIC will reimburse BPPR for 80% of losses with respect to covered assets, and BPPR will reimburse the FDIC for 80% of recoveries with respect to losses for which the FDIC paid BPPR 80% reimbursement under the loss sharing agreements. The loss sharing agreement applicable to single-family residential mortgage loans provides for FDIC loss and recoveries sharing for ten years. The loss sharing agreement applicable to commercial and consumer loans provides for FDIC loss sharing for five years and BPPR reimbursement to the FDIC for eight years, in each case, on the same terms and conditions as described above.

In addition, BPPR agreed to make a true-up payment obligation (the “true-up payment”) to the FDIC on the date that is 45 days following the last day (the “true-up measurement date”) of the final shared loss month, or upon the final disposition of all covered assets under the loss sharing agreements in the event losses on the loss sharing agreements fail to reach expected levels. The estimated fair value of such true-up payment obligation is recorded as contingent consideration, which is included in the caption of other liabilities in the consolidated statements of financial condition. Under the loss sharing agreements, BPPR will pay to the FDIC 50% of the excess, if any, of: (i) 20% of the intrinsic loss estimate of $4.6 billion (or $925 million)(as determined by the FDIC) less (ii) the sum of: (A) 25% of the asset discount (per bid) (or ($1.1 billion)); plus (B) 25% of the cumulative shared-loss payments (defined as the aggregate of all of the payments made or payable to BPPR minus the aggregate of all of the payments made or payable to the FDIC); plus (C) the sum of the period servicing amounts for every consecutive twelve-month period prior to and ending on the true-up measurement date in respect of each of the loss sharing agreements during which the loss sharing provisions of the applicable loss sharing agreement is in effect (defined as the product of the simple average of the principal amount of shared loss loans and shared loss assets at the beginning and end of such period times 1%).

The following table presents the fair values of major classes of identifiable assets acquired and liabilities assumed by the Corporation as of the April 30, 2010 acquisition date.

	Book value prior to			As recorded by
	purchase accounting	Fair value	Additional	Popular, Inc. on
(In thousands)	adjustments	adjustments	consideration	April 30, 2010
Assets:
Cash and money market investments	$358,132	$-	$-	$358,132
Investment in Federal Home Loan Bank stock	58,610	-	-	58,610
Loans	8,554,744	(3,354,287)	-	5,200,457
FDIC loss share indemnification asset	-	2,425,929	-	2,425,929
Other real estate	125,947	(73,867)	-	52,080
Core deposit intangible	-	24,415	-	24,415
Receivable from FDIC (associated to the note
issued to the FDIC)	-	-	111,101	111,101
Other assets	44,926	-	-	44,926
Goodwill	-	86,841	-	86,841
Total assets	$9,142,359	$(890,969)	$111,101	$8,362,491

Liabilities:
Deposits	$2,380,170	$11,465	$-	$2,391,635
Note issued to the FDIC (including a premium
of $12,411 resulting from the fair value adjustment)	-	-	5,770,495	5,770,495
Equity appreciation instrument	-	-	52,500	52,500
True-up payment obligation	-	88,181	-	88,181
Contingent liability on unfunded loan commitments	-	45,755	-	45,755
Accrued expenses and other liabilities	13,925	-	-	13,925
Total liabilities	$2,394,095	$145,401	$5,822,995	$8,362,491

As part of the transaction, BPPR issued a five-year note to the FDIC, which was secured by a substantial amount of the assets, including loans and foreclosed other real estate properties, acquired in the FDIC-assisted transaction. In addition, as part of the consideration for the transaction, the FDIC received a cash-settled equity appreciation instrument, which is described in detail below.

The following is a description of the methods used to determine the fair values of significant assets acquired and liabilities assumed on the Westernbank FDIC-assisted transaction:

Loans

Fair values for loans were based on a discounted cash flow methodology. Certain loans were valued individually, while other loans were valued as pools. Aggregation into pools considered characteristics such as loan type, payment term, rate type and accruing status. Principal and interest projections considered prepayment rates and credit loss expectations. The discount rates were developed based on the relative risk of the cash flows, taking into account principally the loan type, market rates as of the valuation date, liquidity expectations, and the expected life of the loans.

FDIC loss share indemnification asset and true-up payment obligation

Fair value of the FDIC loss share indemnification asset and true-up payment obligation was estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and taking into account the applicable loss sharing percentages. The expected reimbursements did not include reimbursable amounts related to future covered expenditures. The estimates of expected losses used in valuation of the loss share asset and true-up payment obligation were consistent with the loss estimates used in the valuation of the covered assets. The cash flows were discounted to reflect the estimated timing of the receipt of the loss share reimbursement from the FDIC and the true-up payment due to the FDIC at the end of the loss sharing agreements, to the extent applicable. The discount rate used in the calculations was determined using a yield of an A-rated corporate security with a term based on the weighted average life of the recovery of cash flows plus a risk premium reflecting the uncertainty related to the timing of cash flows and the potential rejection of claims by the FDIC. Due to the increased uncertainty of the true-up payment, an additional risk premium was added to the discount rate.

Receivable from the FDIC

The note issued to the FDIC as of the April 30, 2010 transaction date was determined based on a pro-forma statement of assets acquired and liabilities assumed as of February 24, 2010, the bid transaction date. The receivable from the FDIC represents an adjustment to reconcile the consideration paid based on the assets acquired and liabilities assumed as of April 30, 2010 compared with the pro-forma statement as of February 24, 2010. The carrying amount of this receivable was a reasonable estimate of fair value based on its short-term nature. The receivable from the FDIC was collected by BPPR in June 2010 and is reflected as a cash inflow from financing activities in the consolidated statement of cash flows for the year ended December 31, 2010. The proceeds were remitted to the FDIC in July 2010 as a payment on the note.

Other real estate covered under loss sharing agreements with the FDIC (“OREO”)

OREO includes real estate acquired in settlement of loans. OREO properties were recorded at estimated fair values less costs to sell based on management's assessments of existing appraisals or broker price opinions. The estimated costs to sell were based on past experience with similar property types and terms customary for real estate transactions.

Goodwill

The amount of goodwill is the residual difference in the fair value of liabilities assumed and net consideration paid to the FDIC over the fair value of the assets acquired. The goodwill is deductible for income tax purposes. The goodwill from the Westernbank FDIC-assisted transaction was assigned to the BPPR reportable segment.

Core deposit intangible

This intangible asset represents the value of the relationships that Westernbank had with its deposit customers. The fair value of this intangible asset was estimated based on a discounted cash flow methodology that gave appropriate consideration to expected customer attrition rates, cost of the core deposit base, interest costs, and the net maintenance cost attributable to customer deposits, and the cost of alternative funds.

Deposits

The fair values used for the demand and savings deposits that comprise the transaction accounts acquired, by definition equal the amount payable on demand at the reporting date. The fair values for time deposits were estimated using a discounted cash flow calculation that applies interest rates currently offered to comparable time deposits with similar maturities.

Contingent liability on unfunded loan commitments

Unfunded loan commitments are contractual obligations to provide future funding. The fair value of the liability associated to unfunded loan commitments was principally based on the expected utilization rate or likelihood that the commitment would be exercised. The estimated value of the unfunded commitments was equal to the expected loss associated with the balance expected to be funded. The expected loss was comprised of both credit and non-credit components; therefore, the discounts derived from the loan valuation were applied to the expected balance to be funded to derive the fair value. The unfunded loan commitments outstanding as of the April 30, 2010 transaction date related principally to commercial and construction loans and commercial revolving lines of credit. Losses incurred on loan disbursements made under these unfunded loan commitments are covered by the FDIC loss sharing agreements provided that the Corporation complies with specific requirements under such agreements. The contingent liability on unfunded loan commitments is included as part of “other liabilities” in the consolidated statement of financial condition.

Deferred taxes

Deferred taxes relate to a difference between the financial statement and tax basis of the assets acquired and liabilities assumed in the transaction. Deferred taxes were reported based upon the principles in ASC Topic 740 “Income Taxes”, and were measured using the enacted statutory income tax rate to be in effect for BPPR at the time the deferred tax is expected to reverse.

For income tax purposes, the Westernbank FDIC-assisted transaction was accounted for as an asset purchase and the tax bases of assets acquired were allocated based on fair values using a modified residual method. Under this method, the purchase price was allocated among the assets in order of liquidity (the most liquid first) up to its fair market value.

Note issued to the FDIC

The fair value of the note issued to the FDIC was determined using discounted cash flows based on market rates available for debt with similar terms, including consideration that the debt was collateralized by the assets covered under the loss sharing agreements. The note was paid in full as of December 31, 2011 without any penalty.

Equity appreciation instrument

BPPR issued an equity appreciation instrument to the FDIC. Under the terms of the equity appreciation instrument, the FDIC had the opportunity to obtain a cash payment with a value equal to the product of (a) 50 million units and (b) the difference between (i) Popular, Inc.'s “average volume weighted price” over the two NASDAQ trading days immediately prior to the exercise date and (ii) the exercise price of $3.43. The equity appreciation instrument was exercisable by the holder thereof, in whole or in part, up to May 7, 2011. The fair value of the equity appreciation instrument was estimated by determining a call option value using the Black-Scholes Option Pricing Model. The equity appreciation instrument was recorded as a liability and any subsequent changes in its estimated fair value were recognized in earnings. The changes in the fair value of the equity appreciation instrument are separately disclosed in the consolidated statements of operations within the non-interest income category.

Restrictions on cash and due from banks and highly liquid securities	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Restricted Cash And Cash Equivalents [Text Block]

Note 5 - Restrictions on cash and due from banks and certain securities

The Corporation's banking subsidiaries, BPPR and BPNA, are required by federal and state regulatory agencies to maintain average reserve balances with the Federal Reserve Bank of New York (the “Fed”) or other banks. Those required average reserve balances amounted to $952 million at December 31, 2012 (December 31, 2011 - $838 million). Cash and due from banks, as well as other short-term, highly liquid securities, are used to cover the required average reserve balances.

At December 31, 2012, the Corporation held $41 million in restricted assets in the form of funds deposited in money market accounts, trading account securities and investment securities available for sale (December 31, 2011 - $38 million). The amounts held in trading account securities and investment securities available for sale consist primarily of restricted assets held for the Corporation's non-qualified retirement plans and fund deposits guaranteeing possible liens or encumbrances over the title of insured properties.

Securities purchased under agreements to resell	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Securities Purchased Under Agreements To Resell [Text Block]

Note 6 - Securities purchased under agreement to resell

The securities purchased underlying the agreements to resell were delivered to, and are held by, the Corporation. The counterparties to such agreements maintain effective control over such securities. The Corporation is permitted by contract to repledge the securities, and has agreed to resell to the counterparties the same or substantially similar securities at the maturity of the agreements.

The fair value of the collateral securities held by the Corporation on these transactions at December 31, was as follows:

(In thousands)	2012	2011
Repledged	$227,245	$274,829
Not repledged	13,234	8,608
Total	$240,479	$283,437

The repledged securities were used as underlying securities for repurchase agreement transactions.

Pledged assets	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Pledged Assets [Text Block]

Note 7 – Pledged assets

Certain securities and loans were pledged to secure public and trust deposits, assets sold under agreements to repurchase, other borrowings and credit facilities available, derivative positions, and loan servicing agreements. The classification and carrying amount of the Corporation's pledged assets, in which the secured parties are not permitted to sell or repledge the collateral, were as follows:

	December 31,	December 31,
(In thousands)	2012	2011
Investment securities available-for-sale, at fair value	$1,606,683	$1,894,651
Investment securities held-to-maturity, at amortized cost	25,000	25,000
Loans held-for-sale measured at lower of cost or fair value	132	5,286
Loans held-in-portfolio covered under loss sharing agreements with the FDIC	452,631	-
Loans held-in-portfolio not covered under loss sharing agreements with the FDIC	8,358,456	8,571,268
Total pledged assets	$10,442,902	$10,496,205

Pledged securities that the creditor has the right by custom or contract to repledge are presented separately on the consolidated statements of financial condition.

At December 31, 2012, the Corporation had $ 1.2 billion in investment securities available-for-sale and $ 0.3 billion in loans that served as collateral to secure public funds (December 31, 2011 - $ 1.4 billion and $ 0.4 billion, respectively).

At December 31, 2012, the Corporation's banking subsidiaries had short-term and long-term credit facilities authorized with the Federal Home Loan Bank system (the “FHLB”) aggregating to $2.8 billion (December 31, 2011 - $2.0 billion). Refer to Notes 20 and 21 to the consolidated financial statements for borrowings outstanding under these credit facilities. At December 31, 2012, the credit facilities authorized with the FHLB were collateralized by $ 3.8 billion in loans held-in-portfolio (December 31, 2011 - $ 3.2 billion). Also, the Corporation's banking subsidiaries had a borrowing capacity at the Federal Reserve (“Fed”) discount window of $3.1 billion (December 31, 2011 - $2.6 billion), which remained unused as of such date. The amount available under these credit facilities with the Fed is dependent upon the balance of loans and securities pledged as collateral. At December 31, 2012, the credit facilities with the Fed discount window were collateralized by $ 4.7 billion in loans held-in-portfolio (December 31, 2011 - $ 4.0 billion). These pledged assets are included in the above table and were not reclassified and separately reported in the consolidated statements of financial condition.

In addition, at December 31, 2012 trades receivables from brokers and counterparties amounting to $133 million were pledged to secure repurchase agreements (December 31, 2011 - $68 million).

Investment securities	12 Months Ended
Dec. 31, 2012
Available For Sale Securities Member
Investments [Abstract]
Investment [Text Block]

Note 8 – Investment securities available-for-sale

The following table presents the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale at December 31, 2012 and 2011.

	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$7,018	$20	$-	$7,038	1.67%
After 1 to 5 years	27,236	2,964	-	30,200	3.83
Total U.S. Treasury securities	34,254	2,984	-	37,238	3.39
Obligations of U.S. Government sponsored entities
Within 1 year	460,319	7,614	-	467,933	3.82
After 1 to 5 years	167,177	2,057	-	169,234	1.59
After 5 to 10 years	456,480	3,263	592	459,151	1.74
Total obligations of U.S. Government sponsored entities	1,083,976	12,934	592	1,096,318	2.60
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	5,220	26	-	5,246	3.08
After 1 to 5 years	6,254	130	39	6,345	4.65
After 5 to 10 years	5,513	-	36	5,477	3.79
After 10 years	37,265	648	-	37,913	5.38
Total obligations of Puerto Rico, States and political subdivisions	54,252	804	75	54,981	4.91
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	4,927	35	-	4,962	1.48
After 5 to 10 years	39,897	1,794	-	41,691	2.94
After 10 years	2,270,184	50,740	512	2,320,412	2.21
Total collateralized mortgage obligations - federal agencies	2,315,008	52,569	512	2,367,065	2.22
Collateralized mortgage obligations - private label
After 10 years	2,414	59	-	2,473	4.59
Total collateralized mortgage obligations - private label	2,414	59	-	2,473	4.59
Mortgage-backed securities
Within 1 year	288	13	-	301	3.47
After 1 to 5 years	3,838	191	-	4,029	4.12
After 5 to 10 years	81,645	6,207	-	87,852	4.71
After 10 years	1,297,585	93,509	129	1,390,965	4.18
Total mortgage-backed securities	1,383,356	99,920	129	1,483,147	4.21
Equity securities (without contractual maturity)	6,507	909	10	7,406	3.46
Other
After 1 to 5 years	9,992	-	207	9,785	1.67
After 5 to 10 years	18,032	3,675	-	21,707	11.00
After 10 years	3,945	136	-	4,081	3.62
Total other	31,969	3,811	207	35,573	7.17
Total investment securities available-for-sale	$4,911,736	$173,990	$1,525	$5,084,201	2.94%

	At December 31, 2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$34,980	$3,688	$-	$38,668	3.35%
Total U.S. Treasury securities	34,980	3,688	-	38,668	3.35
Obligations of U.S. Government sponsored entities
Within 1 year	94,492	2,382	-	96,874	3.45
After 1 to 5 years	655,625	25,860	-	681,485	3.38
After 5 to 10 years	171,633	2,969	-	174,602	2.94
After 10 years	32,086	499	-	32,585	3.20
Total obligations of U.S. Government sponsored entities	953,836	31,710	-	985,546	3.30
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	765	9	-	774	4.97
After 1 to 5 years	14,824	283	31	15,076	4.07
After 5 to 10 years	4,595	54	-	4,649	5.33
After 10 years	37,320	909	-	38,229	5.38
Total obligations of Puerto Rico, States and political
subdivisions	57,504	1,255	31	58,728	5.03
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	2,424	49	-	2,473	3.28
After 5 to 10 years	55,096	1,446	-	56,542	2.64
After 10 years	1,589,373	49,462	208	1,638,627	2.84
Total collateralized mortgage obligations - federal agencies	1,646,893	50,957	208	1,697,642	2.83
Collateralized mortgage obligations - private label
After 5 to 10 years	5,653	1	181	5,473	0.81
After 10 years	59,460	-	7,141	52,319	2.44
Total collateralized mortgage obligations - private label	65,113	1	7,322	57,792	2.30
Mortgage-backed securities
Within 1 year	57	1	-	58	3.91
After 1 to 5 years	7,564	328	-	7,892	3.86
After 5 to 10 years	111,639	8,020	1	119,658	4.66
After 10 years	1,870,736	141,274	49	2,011,961	4.25
Total mortgage-backed securities	1,989,996	149,623	50	2,139,569	4.27
Equity securities (without contractual maturity)	6,594	426	104	6,916	2.96
Other
After 5 to 10 years	17,850	700	-	18,550	10.99
After 10 years	6,311	101	-	6,412	3.61
Total other	24,161	801	-	24,962	9.06
Total investment securities available-for-sale	$4,779,077	$238,461	$7,715	$5,009,823	3.58%

The weighted average yield on investment securities available-for-sale is based on amortized cost; therefore, it does not give effect to changes in fair value.

Securities not due on a single contractual maturity date, such as mortgage-backed securities and collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations, mortgage-backed securities and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investment securities available-for-sale at December 31, 2012, by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$472,845	$480,518
After 1 to 5 years	219,424	224,555
After 5 to 10 years	601,567	615,878
After 10 years	3,611,393	3,755,844
Total	4,905,229	5,076,795
Equity securities	6,507	7,406
Total investment securities available-for-sale	$4,911,736	$5,084,201

Proceeds from the sale of investment securities available-for-sale during 2012 were $ 52.1 million (2011 - $ 262.4 million). Gross realized gains and losses on the sale of investment securities available-for-sale, for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Gross realized gains	$65	$8,514	$3,768
Gross realized losses	(1,684)	(130)	(6)
Net realized (losses) gains on sale of investment securities available-for-sale	$(1,619)	$8,384	$3,762

The following tables present the Corporation's fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012, and 2011.

	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$139,278	$592	$-	$-	$139,278	$592
Obligations of Puerto Rico, States and political
subdivisions	6,229	44	2,031	31	8,260	75
Collateralized mortgage obligations - federal agencies	170,136	512	-	-	170,136	512
Mortgage-backed securities	7,411	90	983	39	8,394	129
Equity securities	-	-	51	10	51	10
Other	9,785	207	-	-	9,785	207
Total investment securities available-for-sale in an
unrealized loss position	$332,839	$1,445	$3,065	$80	$335,904	$1,525

	At December 31, 2011
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political
subdivisions	$7,817	$28	$191	$3	$8,008	$31
Collateralized mortgage obligations - federal agencies	90,543	208	-	-	90,543	208
Collateralized mortgage obligations - private label	13,595	539	44,148	6,783	57,743	7,322
Mortgage-backed securities	5,577	14	1,466	36	7,043	50
Equity securities	5,199	95	2	9	5,201	104
Total investment securities available-for-sale in an
unrealized loss position	$122,731	$884	$45,807	$6,831	$168,538	$7,715

Management evaluates investment securities for other-than-temporary (“OTTI”) declines in fair value on a quarterly basis. Once a decline in value is determined to be other-than-temporary, the value of a debt security is reduced and a corresponding charge to earnings is recognized for anticipated credit losses. Also, for equity securities that are considered other-than-temporarily impaired, the excess of the security's carrying value over its fair value at the evaluation date is accounted for as a loss in the results of operations. The OTTI analysis requires management to consider various factors, which include, but are not limited to: (1) the length of time and the extent to which fair value has been less than the amortized cost basis, (2) the financial condition of the issuer or issuers, (3) actual collateral attributes, (4) the payment structure of the debt security and the likelihood of the issuer being able to make payments, (5) any rating changes by a rating agency, (6) adverse conditions specifically related to the security, industry, or a geographic area, and (7) management's intent to sell the debt security or whether it is more likely than not that the Corporation would be required to sell the debt security before a forecasted recovery occurs.

At December 31, 2012, management performed its quarterly analysis of all debt securities in an unrealized loss position. Based on the analyses performed, management concluded that no individual debt security was other-than-temporarily impaired as of such date. At December 31, 2012, the Corporation did not have the intent to sell debt securities in an unrealized loss position and it is not more likely than not that the Corporation will have to sell the investment securities prior to recovery of their amortized cost basis. Also, management evaluated the Corporation's portfolio of equity securities at December 31, 2012. Management has the intent and ability to hold the investments in equity securities that are at a loss position at December 31, 2012, for a reasonable period of time for a forecasted recovery of fair value up to (or beyond) the cost of these investments.

The following table states the name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer (includes available-for-sale and held-to-maturity securities), in which the aggregate amortized cost of such securities exceeds 10% of stockholders' equity. This information excludes securities backed by the full faith and credit of the U.S. Government. Investments in obligations issued by a state of the U.S. and its political subdivisions and agencies, which are payable and secured by the same source of revenue or taxing authority, other than the U.S. Government, are considered securities of a single issuer.

	2012		2011

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$1,594,933	$1,634,927	$1,049,315	$1,089,069
FHLB	520,127	528,287	553,940	578,617
Freddie Mac	1,198,969	1,221,863	984,270	1,010,669

Held To Maturity Securities Member
Investments [Abstract]
Investment [Text Block]

Note 9 – Investment securities held-to-maturity

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity at December 31, 2012 and 2011.

	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,420	$8	$-	$2,428	5.74%
After 1 to 5 years	21,335	520	19	21,836	3.63
After 5 to 10 years	18,780	866	5	19,641	6.03
After 10 years	73,642	449	438	73,653	5.35
Total obligations of Puerto Rico, States and political subdivisions	116,177	1,843	462	117,558	5.15
Collateralized mortgage obligations - federal agencies
After 10 years	140	4	-	144	5.45
Total collateralized mortgage obligations - federal agencies	140	4	-	144	5.45
Other
Within 1 year	250	-	-	250	0.86
After 1 to 5 years	26,250	31	-	26,281	3.40
Total other	26,500	31	-	26,531	3.38
Total investment securities held-to-maturity	$142,817	$1,878	$462	$144,233	4.82%

	At December 31, 2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$7,275	$6	$-	$7,281	2.24%
After 1 to 5 years	11,174	430	-	11,604	5.80
After 5 to 10 years	18,512	266	90	18,688	5.99
After 10 years	62,012	40	855	61,197	4.11
Total obligations of Puerto Rico, States and political subdivisions	98,973	742	945	98,770	4.51
Collateralized mortgage obligations - private label
After 10 years	160	-	9	151	5.45
Total collateralized mortgage obligations - private label	160	-	9	151	5.45
Other
After 1 to 5 years	26,250	83	-	26,333	3.41
Total other	26,250	83	-	26,333	3.41
Total investment securities held-to-maturity	$125,383	$825	$954	$125,254	4.28%

Securities not due on a single contractual maturity date, such as collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investments securities held-to-maturity at December 31, 2012, by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$2,670	$2,678
After 1 to 5 years	47,585	48,117
After 5 to 10 years	18,780	19,641
After 10 years	73,782	73,797
Total investment securities held-to-maturity	$142,817	$144,233

The following tables present the Corporation's fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011:

	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$2,365	$35	$19,118	$427	$21,483	$462
Total investment securities held-to-maturity in an unrealized
loss position	$2,365	$35	$19,118	$427	$21,483	$462

	At December 31, 2011
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$10,323	$92	$31,062	$853	$41,385	$945
Collateralized mortgage obligations - private label	-	-	151	9	151	9
Total investment securities held-to-maturity in an unrealized
loss position	$10,323	$92	$31,213	$862	$41,536	$954

As indicated in Note 8 to these consolidated financial statements, management evaluates investment securities for OTTI declines in fair value on a quarterly basis.

The “Obligations of Puerto Rico, States and political subdivisions” classified as held-to-maturity at December 31, 2012 are primarily associated with securities issued by municipalities of Puerto Rico and are generally not rated by a credit rating agency. The Corporation performs periodic credit quality reviews on these issuers.

Loans	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 10 – Loans

Covered loans acquired in the Westernbank FDIC-assisted transaction, except for lines of credit with revolving privileges, are accounted for by the Corporation in accordance with ASC Subtopic 310-30. Under ASC Subtopic 310-30, the acquired loans were aggregated into pools based on similar characteristics. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. The covered loans which are accounted for under ASC Subtopic 310-30 by the Corporation are not considered non-performing and will continue to have an accretable yield as long as there is a reasonable expectation about the timing and amount of cash flows expected to be collected. The Corporation measures additional losses for this portfolio when it is probable the Corporation will be unable to collect all cash flows expected at acquisition plus additional cash flows expected to be collected arising from changes in estimates after acquisition. Lines of credit with revolving privileges that were acquired as part of the Westernbank FDIC-assisted transaction are accounted for under the guidance of ASC Subtopic 310-20, which requires that any differences between the contractually required loan payment receivable in excess of the Corporation's initial investment in the loans be accreted into interest income. Loans accounted for under ASC Subtopic 310-20 are placed in non-accrual status when past due in accordance with the Corporation's non-accruing policy and any accretion of discount is discontinued.

The risks on loans acquired in the FDIC-assisted transaction are significantly different from the risks on loans not covered under the FDIC loss sharing agreements because of the loss protection provided by the FDIC. Accordingly, the Corporation presents loans subject to the loss sharing agreements as “covered loans” in the information below and loans that are not subject to the FDIC loss sharing agreements as “non-covered loans”.

For a summary of the accounting policy related to loans, interest recognition and allowance for loan losses refer to the summary of significant accounting policies included in Note 2 to these consolidated financial statements.

The following table presents the composition of non-covered loans held-in-portfolio (“HIP”), net of unearned income, at December 31, 2012 and December 31, 2011.

(In thousands)	December 31, 2012	December 31, 2011
Commercial multi-family	$1,021,780	$808,933
Commercial real estate non-owner occupied	2,634,432	2,665,499
Commercial real estate owner occupied	2,608,450	2,817,266
Commercial and industrial	3,593,540	3,681,629
Construction	252,857	239,939
Mortgage	6,078,507	5,518,460
Leasing	540,523	548,706
Legacy[2]	384,217	648,409
Consumer:
Credit cards	1,198,213	1,230,029
Home equity lines of credit	491,035	557,894
Personal	1,388,911	1,130,593
Auto	561,084	518,476
Other	229,643	236,763
Total loans held-in-portfolio[1]	$20,983,192	$20,602,596

[1]	Non-covered loans held-in-portfolio at December 31, 2012 are net of $97 million in unearned income and exclude $354 million in loans held-for-sale (December 31, 2011 - $101 million in unearned income and $363 million in loans held-for-sale).

[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the
Corporation as part of restructuring efforts carried out in prior years at the BPNA reportable segment.

The following table presents the composition of covered loans at December 31, 2012 and December 31, 2011.

(In thousands)	December 31, 2012	December 31, 2011
Commercial real estate	$2,077,411	$2,271,295
Commercial and industrial	167,236	241,447
Construction	361,396	546,826
Mortgage	1,076,730	1,172,954
Consumer	73,199	116,181
Total loans held-in-portfolio	$3,755,972	$4,348,703

The following table provides a breakdown of loans held-for-sale (“LHFS”) at December 31, 2012 and December 31, 2011 by main categories.

(In thousands)	December 31, 2012	December 31, 2011
Commercial	$16,047	$25,730
Construction	78,140	236,045
Legacy	2,080	468
Mortgage	258,201	100,850
Total loans held-for-sale	$354,468	$363,093

During the year ended December 31, 2012, the Corporation recorded purchases (including repurchases) of mortgage loans amounting $1.5 billion (2011 - $1.3 billion). Also, the Corporation recorded purchases of $265 million in consumer loans during the year ended December 31, 2012 (2011 - $131 million). In addition, during the year ended December 31, 2012, the Corporation recorded purchases of construction loans amounting to $1 million and none during 2011. The Corporation recorded purchases of commercial loans amounting to $18 million during the year ended December 31, 2012 and none during 2011.

The Corporation performed whole-loan sales involving approximately $315 million of residential mortgage loans during the year ended December 31, 2012 (2011- $374 million). Also, the Corporation securitized approximately $ 839 million of mortgage loans into Government National Mortgage Association (“GNMA”) mortgage-backed securities during the year ended December 31, 2012 (2011 - $ 907 million). Furthermore, the Corporation securitized approximately $ 454 million of mortgage loans into Federal National Mortgage Association (“FNMA”) mortgage-backed securities during the year ended December 31, 2012 (2011- $ 206 million). Also, the Corporation securitized approximately $ 38 million of mortgage loans into Federal Home Loan Mortgage Corporation (“FHLMC”) mortgage-backed securities during the year ended December 31, 2012. There were no securitizations into FHLMC for the year ended December 31, 2011. The Corporation sold commercial and construction loans with a book value of approximately $60 million during the year ended December 31, 2012 (2011- $30 million). During the third quarter of 2011, other construction and commercial loans held-for-sale with a combined book value of $128 million were sold to a joint venture in which the Corporation holds minority interest. Refer to Note 28 to the consolidated financial statements for detail of this transaction.

Non-covered loans

The following tables present non-covered loans held-in-portfolio by loan class that are in non-performing status or are accruing interest but are past due 90 days or more at December 31, 2012 and 2011. Accruing loans past due 90 days or more consist primarily of credit cards, FHA / VA and other insured mortgage loans, and delinquent mortgage loans which are included in the Corporation's financial statements pursuant to GNMA's buy-back option program. Servicers of loans underlying GNMA mortgage-backed securities must report as their own assets the defaulted loans that they have the option (but not the obligation) to repurchase, even when they elect not to exercise that option. Also, accruing loans past due 90 days or more include residential conventional loans purchased from another financial institution that, although delinquent, the Corporation has received timely payment from the seller / servicer, and, in some instances, have partial guarantees under recourse agreements. However, residential conventional loans purchased from another financial institution, which are in the process of foreclosure, are classified as non-performing mortgage loans.

At December 31, 2012
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial multi-family	$15,816	$-	$18,435	$-	$34,251	$-
Commercial real estate non-owner occupied	66,665	-	78,140	-	144,805	-
Commercial real estate owner occupied	315,534	-	31,931	-	347,465	-
Commercial and industrial	124,717	529	14,051	-	138,768	529
Construction	37,390	-	5,960	-	43,350	-
Mortgage	596,105	364,387	34,025	-	630,130	364,387
Leasing	4,865	-	-	-	4,865	-
Legacy	-	-	40,741	-	40,741	-
Consumer:
Credit cards	-	22,184	505	-	505	22,184
Home equity lines of credit	-	312	7,454	-	7,454	312
Personal	19,300	23	1,905	-	21,205	23
Auto	8,551	-	4	-	8,555	-
Other	3,036	469	3	-	3,039	469
Total[1]	$1,191,979	$387,904	$233,154	$-	$1,425,133	$387,904

[1] For purposes of this table non-performing loans exclude $ 96 million in non-performing loans held-for-sale.

At December 31, 2011
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial multi-family	$15,396	$-	$13,935	$-	$29,331	$-
Commercial real estate non-owner occupied	51,013	-	80,820	-	131,833	-
Commercial real estate owner occupied	385,303	-	59,726	-	445,029	-
Commercial and industrial	179,459	675	44,440	-	223,899	675
Construction	53,859	-	42,427	-	96,286	-
Mortgage	649,279	280,912	37,223	-	686,502	280,912
Leasing	5,642	-	-	-	5,642	-
Legacy	-	-	75,660	-	75,660	-
Consumer:
Credit cards	-	25,748	735	-	735	25,748
Home equity lines of credit	-	157	10,065	-	10,065	157
Personal	19,317	-	1,516	-	20,833	-
Auto	6,830	-	34	-	6,864	-
Other	5,144	468	27	-	5,171	468
Total[1]	$1,371,242	$307,960	$366,608	$-	$1,737,850	$307,960

[1] For purposes of this table non-performing loans exclude $ 262 million in non-performing loans held-for-sale.

The following tables present loans by past due status at December 31, 2012 and December 31, 2011 for non-covered loans held-in-portfolio (net of unearned income).

December 31, 2012
Puerto Rico

	Past due					Non - covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$1,005	$-	$15,816	$16,821	$98,272	$115,093
Commercial real estate non-owner occupied	10,580	4,454	66,665	81,699	1,268,734	1,350,433
Commercial real estate owner occupied	28,240	13,319	315,534	357,093	1,685,393	2,042,486
Commercial and industrial	27,977	5,922	125,246	159,145	2,629,127	2,788,272
Construction	1,243	-	37,390	38,633	173,634	212,267
Mortgage	241,930	121,175	960,492	1,323,597	3,625,327	4,948,924
Leasing	6,493	1,555	4,865	12,913	527,610	540,523
Consumer:
Credit cards	14,521	10,614	22,184	47,319	1,135,753	1,183,072
Home equity lines of credit	124	-	312	436	16,370	16,806
Personal	13,208	7,392	19,323	39,923	1,205,859	1,245,782
Auto	24,128	6,518	8,551	39,197	521,119	560,316
Other	2,120	536	3,505	6,161	222,192	228,353
Total	$371,569	$171,485	$1,579,883	$2,122,937	$13,109,390	$15,232,327

December 31, 2012
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$6,828	$5,067	$18,435	$30,330	$876,357	$906,687
Commercial real estate non-owner occupied	19,032	1,309	78,140	98,481	1,185,518	1,283,999
Commercial real estate owner occupied	9,979	100	31,931	42,010	523,954	565,964
Commercial and industrial	12,885	1,975	14,051	28,911	776,357	805,268
Construction	5,268	-	5,960	11,228	29,362	40,590
Mortgage	29,909	10,267	34,025	74,201	1,055,382	1,129,583
Legacy	15,765	20,112	40,741	76,618	307,599	384,217
Consumer:
Credit cards	305	210	505	1,020	14,121	15,141
Home equity lines of credit	3,937	2,506	7,454	13,897	460,332	474,229
Personal	2,757	1,585	1,905	6,247	136,882	143,129
Auto	38	3	4	45	723	768
Other	41	9	3	53	1,237	1,290
Total	$106,744	$43,143	$233,154	$383,041	$5,367,824	$5,750,865

December 31, 2012
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$7,833	$5,067	$34,251	$47,151	$974,629	$1,021,780
Commercial real estate non-owner occupied	29,612	5,763	144,805	180,180	2,454,252	2,634,432
Commercial real estate owner occupied	38,219	13,419	347,465	399,103	2,209,347	2,608,450
Commercial and industrial	40,862	7,897	139,297	188,056	3,405,484	3,593,540
Construction	6,511	-	43,350	49,861	202,996	252,857
Mortgage	271,839	131,442	994,517	1,397,798	4,680,709	6,078,507
Leasing	6,493	1,555	4,865	12,913	527,610	540,523
Legacy	15,765	20,112	40,741	76,618	307,599	384,217
Consumer:
Credit cards	14,826	10,824	22,689	48,339	1,149,874	1,198,213
Home equity lines of credit	4,061	2,506	7,766	14,333	476,702	491,035
Personal	15,965	8,977	21,228	46,170	1,342,741	1,388,911
Auto	24,166	6,521	8,555	39,242	521,842	561,084
Other	2,161	545	3,508	6,214	223,429	229,643
Total	$478,313	$214,628	$1,813,037	$2,505,978	$18,477,214	$20,983,192

December 31, 2011
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$435	$121	$15,396	$15,952	$107,164	$123,116
Commercial real estate non-owner occupied	16,584	462	51,013	68,059	1,193,447	1,261,506
Commercial real estate owner occupied	39,578	21,003	385,303	445,884	1,785,542	2,231,426
Commercial and industrial	46,013	17,233	180,134	243,380	2,611,154	2,854,534
Construction	608	21,055	53,859	75,522	85,419	160,941
Mortgage	202,072	98,565	930,191	1,230,828	3,458,655	4,689,483
Leasing	7,927	2,301	5,642	15,870	532,836	548,706
Consumer:
Credit cards	14,507	11,479	25,748	51,734	1,164,086	1,215,820
Home equity lines of credit	155	395	157	707	19,344	20,051
Personal	17,583	10,434	19,317	47,334	935,854	983,188
Auto	22,677	5,883	6,830	35,390	480,874	516,264
Other	1,740	1,442	5,612	8,794	226,310	235,104
Total	$369,879	$190,373	$1,679,202	$2,239,454	$12,600,685	$14,840,139

December 31, 2011
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$14,582	$-	$13,935	$28,517	$657,300	$685,817
Commercial real estate non-owner occupied	15,794	3,168	80,820	99,782	1,304,211	1,403,993
Commercial real estate owner occupied	14,004	449	59,726	74,179	511,661	585,840
Commercial and industrial	22,545	3,791	44,440	70,776	756,319	827,095
Construction	-	-	42,427	42,427	36,571	78,998
Mortgage	30,594	13,190	37,223	81,007	747,970	828,977
Legacy	30,712	7,536	75,660	113,908	534,501	648,409
Consumer:
Credit cards	314	229	735	1,278	12,931	14,209
Home equity lines of credit	7,090	3,587	10,065	20,742	517,101	537,843
Personal	3,574	2,107	1,516	7,197	140,208	147,405
Auto	106	37	34	177	2,035	2,212
Other	29	10	27	66	1,593	1,659
Total	$139,344	$34,104	$366,608	$540,056	$5,222,401	$5,762,457

December 31, 2011
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$15,017	$121	$29,331	$44,469	$764,464	$808,933
Commercial real estate non-owner occupied	32,378	3,630	131,833	167,841	2,497,658	2,665,499
Commercial real estate owner occupied	53,582	21,452	445,029	520,063	2,297,203	2,817,266
Commercial and industrial	68,558	21,024	224,574	314,156	3,367,473	3,681,629
Construction	608	21,055	96,286	117,949	121,990	239,939
Mortgage	232,666	111,755	967,414	1,311,835	4,206,625	5,518,460
Leasing	7,927	2,301	5,642	15,870	532,836	548,706
Legacy	30,712	7,536	75,660	113,908	534,501	648,409
Consumer:
Credit cards	14,821	11,708	26,483	53,012	1,177,017	1,230,029
Home equity lines of credit	7,245	3,982	10,222	21,449	536,445	557,894
Personal	21,157	12,541	20,833	54,531	1,076,062	1,130,593
Auto	22,783	5,920	6,864	35,567	482,909	518,476
Other	1,769	1,452	5,639	8,860	227,903	236,763
Total	$509,223	$224,477	$2,045,810	$2,779,510	$17,823,086	$20,602,596

The following table provides a breakdown of loans held-for-sale (“LHFS”) in non-performing status at December 31, 2012 and December 31, 2011 by main categories.

(In thousands)	December 31, 2012	December 31, 2011
Commercial	$16,047	$25,730
Construction	78,140	236,045
Legacy	2,080	468
Mortgage	53	59
Total	$96,320	$262,302

The components of the net financing leases receivable at December 31, 2012 and 2011 were as follows:

(In thousands)	2012	2011
Total minimum lease payments	$503,447	$520,226
Estimated residual value of leased property	129,927	134,194
Deferred origination costs, net of fees	6,966	6,691
Less - Unearned financing income	93,157	97,244
Net minimum lease payments	547,183	563,867
Less - Allowance for loan losses	3,475	4,891
	$543,708	$558,976

At December 31, 2012, future minimum lease payments are expected to be received as follows:

(In thousands)
2013	$140,579
2014	118,914
2015	102,808
2016	79,213
2017 and thereafter	61,933
$503,447

Covered loans

The following table presents covered loans in non-performing status and accruing loans past-due 90 days or more by loan class at December 31, 2012 and December 31, 2011.

	December 31, 2012		December 31, 2011

	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Commercial real estate	$14,628	$-	$14,241	$125
Commercial and industrial	48,743	504	63,858	1,392
Construction	8,363	-	4,598	5,677
Mortgage	2,133	-	423	113
Consumer	543	265	516	377
Total[1]	$74,410	$769	$83,636	$7,684

[1] Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

The following tables present loans by past due status at December 31, 2012 and December 31, 2011 for covered loans held-in-portfolio. The information considers covered loans accounted for under ASC Subtopic 310-20 and ASC Subtopic 310-30.

December 31, 2012

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$81,386	$41,256	$545,241	$667,883	$1,409,528	$2,077,411
Commercial and industrial	3,242	551	59,554	63,347	103,889	167,236
Construction	13	-	296,837	296,850	64,546	361,396
Mortgage	38,307	28,206	182,376	248,889	827,841	1,076,730
Consumer	1,382	1,311	11,094	13,787	59,412	73,199
Total covered loans	$124,330	$71,324	$1,095,102	$1,290,756	$2,465,216	$3,755,972

December 31, 2011

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$35,286	$25,273	$519,222	$579,781	$1,691,514	$2,271,295
Commercial and industrial	4,438	1,390	99,555	105,383	136,064	241,447
Construction	997	625	434,661	436,283	110,543	546,826
Mortgage	32,371	28,238	196,541	257,150	915,804	1,172,954
Consumer	2,913	3,289	15,551	21,753	94,428	116,181
Total covered loans	$76,005	$58,815	$1,265,530	$1,400,350	$2,948,353	$4,348,703

The following table presents loans acquired as part of the Westernbank FDIC-assisted transaction accounted for pursuant to ASC Subtopic 310-30 at the April 30, 2010 acquisition date. The information presented includes loans determined to be impaired at the time of acquisition (“credit impaired loans”), and loans that were considered to be performing at the acquisition date accounted for by analogy to ASC Subtopic 310-30 (“non credit impaired loans” ). Refer to Note 2 in these consolidated financial statements for a description of the Corporation's significant accounting policies related to acquired loans and criteria considered by management to apply ASC 310-30 analogy to non-credit impaired loans.

	April 30, 2010
(In thousands)	Non-credit Impaired loans	Credit impaired loans	Total
Contractually-required principal and interest	$7,855,033	$1,995,580	$9,850,613
Non-accretable difference	2,154,542	1,248,365	3,402,907
Cash flows expected to be collected	5,700,491	747,215	6,447,706
Accretable yield	1,487,634	50,425	1,538,059
Fair value of loans accounted for under ASC Subtopic 310-30	$4,212,857	$696,790	$4,909,647

The cash flows expected to be collected consider the estimated remaining life of the underlying loans and include the effects of estimated prepayments. The unpaid principal balance of the acquired loans from the Westernbank FDIC-assisted transaction that are accounted for under ASC Subtopic 310-30 amounted to $8.1 billion at the April 30, 2010 transaction date.

The carrying amount of the covered loans consisted of loans determined to be impaired at the time of acquisition, which are accounted for in accordance with ASC Subtopic 310-30 (“credit impaired loans”), and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Subtopic 310-30 (“non-credit impaired loans”), as detailed in the following table.

	December 31, 2012			December 31, 2011

	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$1,778,594	$185,386	$1,963,980	$1,920,141	$215,560	$2,135,701
Commercial and industrial	55,396	4,379	59,775	85,859	4,621	90,480
Construction	174,054	174,093	348,147	279,561	260,208	539,769
Mortgage	988,158	69,654	1,057,812	1,065,842	102,027	1,167,869
Consumer	55,762	6,283	62,045	95,048	7,604	102,652
Carrying amount	3,051,964	439,795	3,491,759	3,446,451	590,020	4,036,471
Allowance for loan losses	(48,365)	(47,042)	(95,407)	(62,951)	(20,526)	(83,477)
Carrying amount, net of allowance	$3,003,599	$392,753	$3,396,352	$3,383,500	$569,494	$3,952,994

The outstanding principal balance of covered loans accounted pursuant to ASC Subtopic 310-30, including amounts charged off by the Corporation, amounted to $4.8 billion at December 31, 2012 (2011 - $6.0 billion). At December 31, 2012, none of the acquired loans from the Westernbank FDIC-assisted transaction accounted for under ASC Subtopic 310-30 were considered non-performing loans. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.

Changes in the carrying amount and the accretable yield for the covered loans accounted pursuant to the ASC Subtopic 310-30, for the years ended December 31, 2012 and 2011, were as follows:

	Accretable yield
	For the year ended
	December 31, 2012			December 31, 2011
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,428,764	$41,495	$1,470,259	$1,307,927	$23,181	$1,331,108
Accretion	(258,901)	(21,695)	(280,596)	(271,760)	(80,641)	(352,401)
Change in expected cash flows	276,518	(14,512)	262,006	392,597	98,955	491,552
Ending balance	$1,446,381	$5,288	$1,451,669	$1,428,764	$41,495	$1,470,259

	Carrying amount of loans accounted for pursuant to ASC 310-30
	For the year ended
	December 31, 2012			December 31, 2011
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$3,446,451	$590,020	$4,036,471	$3,894,379	$645,549	$4,539,928
Accretion	258,901	21,695	280,596	271,760	80,641	352,401
Collections and charge offs	(653,388)	(171,920)	(825,308)	(719,688)	(136,170)	(855,858)
Ending balance	$3,051,964	$439,795	$3,491,759	$3,446,451	$590,020	$4,036,471
Allowance for loan losses
ASC 310-30 covered loans	(48,365)	(47,042)	(95,407)	(62,951)	(20,526)	(83,477)
	$3,003,599	$392,753	$3,396,352	$3,383,500	$569,494	$3,952,994

The Corporation accounts for lines of credit with revolving privileges under the accounting guidance of ASC Subtopic 310-20, which requires that any differences between the contractually required loans payment receivable in excess of the initial investment in the loans be accreted into interest income over the life of the loans, if the loan is accruing interest.

(In thousands)
Fair value of loans accounted under ASC Subtopic 310-20	$290,810
Gross contractual amounts receivable (principal and interest)	$457,201
Estimate of contractual cash flows not expected to be collected	$164,427

The cash flow expected to be collected consider the estimated remaining life of the underlying loans and include the effects of estimated prepayments.

Covered loans accounted for under ASC Subtopic 310-20 amounted to $0.3 billion at December 31, 2012 (December 31, 2011 - $0.3 billion).

Allowance for loan losses	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable, Allowance [Abstract]
Allowance for loan losses
Note 11 – Allowance for loan losses

The following tables present the changes in the allowance for loan losses for the years ended December 31, 2012 and 2011.

For the year ended December 31, 2012
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$255,453	$5,850	$72,322	$4,651	$115,126	$453,402
Provision (reversal of provision)	106,802	(2,271)	103,482	(814)	74,868	282,067
Charge-offs	(185,653)	(3,910)	(59,286)	(4,680)	(120,658)	(374,187)
Recoveries	41,013	6,193	2,509	3,737	30,563	84,015
Ending balance	$217,615	$5,862	$119,027	$2,894	$99,899	$445,297

For the year ended December 31, 2012
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$94,472	$20,435	$5,310	$-	$4,728	$124,945
Provision	23,847	20,006	21,513	-	9,473	74,839
Charge-offs	(46,290)	(30,556)	(5,909)	-	(8,225)	(90,980)
Recoveries	31	61	-	-	10	102
Ending balance	$72,060	$9,946	$20,914	$-	$5,986	$108,906

For the year ended December 31, 2012
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$113,979	$2,631	$29,939	$46,228	$44,184	$236,961
Provision (reversal of provision)	10,775	(664)	15,572	3,212	23,140	52,035
Charge-offs	(69,364)	(1,659)	(16,708)	(36,529)	(41,045)	(165,305)
Recoveries	24,711	1,259	1,545	20,191	5,041	52,747
Net (write-down) recovery related to loans transferred to LHFS	(34)	-	-	-	-	(34)
Ending balance	$80,067	$1,567	$30,348	$33,102	$31,320	$176,404

For the year ended December 31, 2012
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$463,904	$28,916	$107,571	$46,228	$4,651	$164,038	$815,308
Provision (reversal of provision)	141,424	17,071	140,567	3,212	(814)	107,481	408,941
Charge-offs	(301,307)	(36,125)	(81,903)	(36,529)	(4,680)	(169,928)	(630,472)
Recoveries	65,755	7,513	4,054	20,191	3,737	35,614	136,864
Net (write-down) recovery related to loans transferred to LHFS	(34)	-	-	-	-	-	(34)
Ending balance	$369,742	$17,375	$170,289	$33,102	$2,894	$137,205	$730,607

For the year ended December 31, 2011
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431
Provision (reversal of provision)	206,904	(4,408)	57,917	941	80,242	341,596
Charge-offs	(225,011)	(15,563)	(29,215)	(6,527)	(132,552)	(408,868)
Recoveries	29,623	9,747	1,591	3,083	33,905	77,949
Net (write-down) recovery related to loans transferred to LHFS	(12,706)	-	-	-	-	(12,706)
Ending balance	$255,453	$5,850	$72,322	$4,651	$115,126	$453,402

For the year ended December 31, 2011
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$-	$-	$-	$-	$-	$-
Provision	108,246	23,288	6,121	-	7,980	145,635
Charge-offs	(13,774)	(4,353)	(826)	-	(3,253)	(22,206)
Recoveries	-	1,500	15	-	1	1,516
Ending balance	$94,472	$20,435	$5,310	$-	$4,728	$124,945

For the year ended December 31, 2011
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$143,281	$23,711	$28,839	$76,405	$65,558	$337,794
Provision (reversal of provision)	47,255	(18,137)	1,480	22,147	35,744	88,489
Charge-offs	(99,562)	(4,286)	(16,570)	(78,338)	(63,881)	(262,637)
Recoveries	23,005	1,343	2,383	26,014	6,763	59,508
Net (write-down) recovery related to loans transferred to LHFS	-	-	13,807	-	-	13,807
Ending balance	$113,979	$2,631	$29,939	$46,228	$44,184	$236,961

For the year ended December 31, 2011
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$399,924	$39,785	$70,868	$76,405	$7,154	$199,089	$793,225
Provision	362,405	743	65,518	22,147	941	123,966	575,720
Charge-offs	(338,347)	(24,202)	(46,611)	(78,338)	(6,527)	(199,686)	(693,711)
Recoveries	52,628	12,590	3,989	26,014	3,083	40,669	138,973
Net (write-down) recovery related to loans transferred to LHFS	(12,706)	-	13,807	-	-	-	1,101
Ending balance	$463,904	$28,916	$107,571	$46,228	$4,651	$164,038	$815,308

The following table provides the activity in the allowance for loan losses related to covered loans accounted for pursuant to ASC Subtopic 310-30.

	ASC 310-30 Covered loans
	For the years ended
(In thousands)	December 31, 2012	December 31, 2011
Balance at beginning of period	$83,477	$-
Provision for loan losses	59,052	89,802
Net charge-offs	(47,122)	(6,325)
Balance at end of period	$95,407	$83,477

The following tables present information at December 31, 2012 and December 31, 2011 regarding loan ending balances and the allowance for loan losses by portfolio segment and whether such loans and the allowance pertains to loans individually or collectively evaluated for impairment.

At December 31, 2012
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$17,323	$120	$58,572	$1,066	$17,779	$94,860
General ALLL non-covered loans	200,292	5,742	60,455	1,828	82,120	350,437
ALLL - non-covered loans	217,615	5,862	119,027	2,894	99,899	445,297
Specific ALLL covered loans	8,505	-	-	-	-	8,505
General ALLL covered loans	63,555	9,946	20,914	-	5,986	100,401
ALLL - covered loans	72,060	9,946	20,914	-	5,986	108,906
Total ALLL	$289,675	$15,808	$139,941	$2,894	$105,885	$554,203

Loans held-in-portfolio:
Impaired non-covered loans	$447,779	$35,849	$557,137	$4,881	$130,663	$1,176,309
Non-covered loans held-in-portfolio
excluding impaired loans	5,848,505	176,418	4,391,787	535,642	3,103,666	14,056,018
Non-covered loans held-in-portfolio	6,296,284	212,267	4,948,924	540,523	3,234,329	15,232,327
Impaired covered loans	109,241	-	-	-	-	109,241
Covered loans held-in-portfolio
excluding impaired loans	2,135,406	361,396	1,076,730	-	73,199	3,646,731
Covered loans held-in-portfolio	2,244,647	361,396	1,076,730	-	73,199	3,755,972
Total loans held-in-portfolio	$8,540,931	$573,663	$6,025,654	$540,523	$3,307,528	$18,988,299

At December 31, 2012
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$25	$-	$16,095	$-	$107	$16,227
General ALLL	80,042	1,567	14,253	33,102	31,213	160,177
Total ALLL	$80,067	$1,567	$30,348	$33,102	$31,320	$176,404

Loans held-in-portfolio:
Impaired loans	$79,885	$5,960	$54,093	$18,744	$2,714	$161,396
Loans held-in-portfolio,
excluding impaired loans	3,482,033	34,630	1,075,490	365,473	631,843	5,589,469
Total loans held-in-portfolio	$3,561,918	$40,590	$1,129,583	$384,217	$634,557	$5,750,865

At December 31, 2012
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$17,348	$120	$74,667	$-	$1,066	$17,886	$111,087
General ALLL non-covered loans	280,334	7,309	74,708	33,102	1,828	113,333	510,614
ALLL - non-covered loans	297,682	7,429	149,375	33,102	2,894	131,219	621,701
Specific ALLL covered loans	8,505	-	-	-	-	-	8,505
General ALLL covered loans	63,555	9,946	20,914	-	-	5,986	100,401
ALLL - covered loans	72,060	9,946	20,914	-	-	5,986	108,906
Total ALLL	$369,742	$17,375	$170,289	$33,102	$2,894	$137,205	$730,607

Loans held-in-portfolio:
Impaired non-covered loans	$527,664	$41,809	$611,230	$18,744	$4,881	$133,377	$1,337,705
Non-covered loans held-in-portfolio
excluding impaired loans	9,330,538	211,048	5,467,277	365,473	535,642	3,735,509	19,645,487
Non-covered loans held-in-portfolio	9,858,202	252,857	6,078,507	384,217	540,523	3,868,886	20,983,192
Impaired covered loans	109,241	-	-	-	-	-	109,241
Covered loans held-in-portfolio
excluding impaired loans	2,135,406	361,396	1,076,730	-	-	73,199	3,646,731
Covered loans held-in-portfolio	2,244,647	361,396	1,076,730	-	-	73,199	3,755,972
Total loans held-in-portfolio	$12,102,849	$614,253	$7,155,237	$384,217	$540,523	$3,942,085	$24,739,164

At December 31, 2011
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$10,407	$289	$14,944	$793	$16,915	$43,348
General ALLL non-covered loans	245,046	5,561	57,378	3,858	98,211	410,054
ALLL - non-covered loans	255,453	5,850	72,322	4,651	115,126	453,402
Specific ALLL covered loans	27,086	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	4,728	124,945
Total ALLL	$349,925	$26,285	$77,632	$4,651	$119,854	$578,347

Loans held-in-portfolio:
Impaired non-covered loans	$403,089	$49,747	$333,346	$6,104	$137,582	$929,868
Non-covered loans held-in-portfolio
excluding impaired loans	6,067,493	111,194	4,356,137	542,602	2,832,845	13,910,271
Non-covered loans held-in-portfolio	6,470,582	160,941	4,689,483	548,706	2,970,427	14,840,139
Impaired covered loans	76,798	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	116,181	4,348,703
Total loans held-in-portfolio	$8,983,324	$707,767	$5,862,437	$548,706	$3,086,608	$19,188,842

At December 31, 2011
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$1,331	$-	$14,119	$57	$131	$15,638
General ALLL	112,648	2,631	15,820	46,171	44,053	221,323
Total ALLL	$113,979	$2,631	$29,939	$46,228	$44,184	$236,961

Loans held-in-portfolio:
Impaired loans	$153,240	$41,963	$49,534	$48,890	$2,526	$296,153
Loans held-in-portfolio,
excluding impaired loans	3,349,505	37,035	779,443	599,519	700,802	5,466,304
Total loans held-in-portfolio	$3,502,745	$78,998	$828,977	$648,409	$703,328	$5,762,457

At December 31, 2011
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$11,738	$289	$29,063	$57	$793	$17,046	$58,986
General ALLL non-covered loans	357,694	8,192	73,198	46,171	3,858	142,264	631,377
ALLL - non-covered loans	369,432	8,481	102,261	46,228	4,651	159,310	690,363
Specific ALLL covered loans	27,086	-	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	-	4,728	124,945
Total ALLL	$463,904	$28,916	$107,571	$46,228	$4,651	$164,038	$815,308

Loans held-in-portfolio:
Impaired non-covered loans	$556,329	$91,710	$382,880	$48,890	$6,104	$140,108	$1,226,021
Non-covered loans held-in-portfolio
excluding impaired loans	9,416,998	148,229	5,135,580	599,519	542,602	3,533,647	19,376,575
Non-covered loans held-in-portfolio	9,973,327	239,939	5,518,460	648,409	548,706	3,673,755	20,602,596
Impaired covered loans	76,798	-	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	-	116,181	4,348,703
Total loans held-in-portfolio	$12,486,069	$786,765	$6,691,414	$648,409	$548,706	$3,789,936	$24,951,299

Impaired loans

The following tables present loans individually evaluated for impairment at December 31, 2012 and December 31, 2011.

December 31, 2012
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$271	$288	$6	$13,080	$19,969	$13,351	$20,257	$6
Commercial real estate non-owner occupied	22,332	25,671	1,354	55,320	63,041	77,652	88,712	1,354
Commercial real estate owner occupied	100,685	149,342	12,614	121,476	167,639	222,161	316,981	12,614
Commercial and industrial	70,216	85,508	3,349	64,399	99,608	134,615	185,116	3,349
Construction	1,865	3,931	120	33,984	70,572	35,849	74,503	120
Mortgage	517,341	539,171	58,572	39,796	42,913	557,137	582,084	58,572
Leasing	4,881	4,881	1,066	-	-	4,881	4,881	1,066
Consumer:
Credit cards	42,514	42,514	1,666	-	-	42,514	42,514	1,666
Personal	86,884	86,884	16,022	-	-	86,884	86,884	16,022
Auto	772	772	79	-	-	772	772	79
Other	493	493	12	-	-	493	493	12
Covered loans	64,762	64,762	8,505	44,479	44,479	109,241	109,241	8,505
Total Puerto Rico	$913,016	$1,004,217	$103,365	$372,534	$508,221	$1,285,550	$1,512,438	$103,365

December 31, 2012
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,327	$1,479	$25	$6,316	$9,898	$7,643	$11,377	$25
Commercial real estate non-owner occupied	-	-	-	45,815	64,783	45,815	64,783	-
Commercial real estate owner occupied	-	-	-	20,369	22,968	20,369	22,968	-
Commercial and industrial	-	-	-	6,058	8,026	6,058	8,026	-
Construction	-	-	-	5,960	5,960	5,960	5,960	-
Mortgage	45,319	46,484	16,095	8,774	10,328	54,093	56,812	16,095
Legacy	-	-	-	18,744	29,972	18,744	29,972	-
Consumer:
Helocs	201	201	11	-	-	201	201	11
Auto	91	91	2	-	-	91	91	2
Other	2,422	2,422	94	-	-	2,422	2,422	94
Total U.S. mainland	$49,360	$50,677	$16,227	$112,036	$151,935	$161,396	$202,612	$16,227

December 31, 2012
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,598	$1,767	$31	$19,396	$29,867	$20,994	$31,634	$31
Commercial real estate non-owner occupied	22,332	25,671	1,354	101,135	127,824	123,467	153,495	1,354
Commercial real estate owner occupied	100,685	149,342	12,614	141,845	190,607	242,530	339,949	12,614
Commercial and industrial	70,216	85,508	3,349	70,457	107,634	140,673	193,142	3,349
Construction	1,865	3,931	120	39,944	76,532	41,809	80,463	120
Mortgage	562,660	585,655	74,667	48,570	53,241	611,230	638,896	74,667
Legacy	-	-	-	18,744	29,972	18,744	29,972	-
Leasing	4,881	4,881	1,066	-	-	4,881	4,881	1,066
Consumer:
Credit cards	42,514	42,514	1,666	-	-	42,514	42,514	1,666
Helocs	201	201	11	-	-	201	201	11
Personal	86,884	86,884	16,022	-	-	86,884	86,884	16,022
Auto	863	863	81	-	-	863	863	81
Other	2,915	2,915	106	-	-	2,915	2,915	106
Covered loans	64,762	64,762	8,505	44,479	44,479	109,241	109,241	8,505
Total Popular, Inc.	$962,376	$1,054,894	$119,592	$484,570	$660,156	$1,446,946	$1,715,050	$119,592

December 31, 2011
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$10,463	$10,463	$575	$12,206	$21,312	$22,669	$31,775	$575
Commercial real estate non-owner occupied	5,909	7,006	836	45,517	47,439	51,426	54,445	836
Commercial real estate owner occupied	37,534	46,806	2,757	165,745	215,288	203,279	262,094	2,757
Commercial and industrial	42,294	55,180	6,239	83,421	108,224	125,715	163,404	6,239
Construction	1,672	2,369	289	48,075	101,042	49,747	103,411	289
Mortgage	333,346	336,682	14,944	-	-	333,346	336,682	14,944
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer:
Credit cards	38,874	38,874	2,151	-	-	38,874	38,874	2,151
Personal	93,760	93,760	14,115	-	-	93,760	93,760	14,115
Other	4,948	4,948	649	-	-	4,948	4,948	649
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Puerto Rico	$650,702	$677,990	$70,434	$355,964	$494,305	$1,006,666	$1,172,295	$70,434

December 31, 2011
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$8,655	$12,403	$8,655	$12,403	$-
Commercial real estate non-owner occupied	1,306	1,306	214	61,111	83,938	62,417	85,244	214
Commercial real estate owner occupied	1,239	1,239	455	46,403	56,229	47,642	57,468	455
Commercial and industrial	7,390	7,390	662	27,136	29,870	34,526	37,260	662
Construction	-	-	-	41,963	44,751	41,963	44,751	-
Mortgage	39,570	39,899	14,119	9,964	9,964	49,534	49,863	14,119
Legacy	6,013	6,013	57	42,877	69,221	48,890	75,234	57
Consumer:
Auto	93	93	6	-	-	93	93	6
Other	2,433	2,433	125	-	-	2,433	2,433	125
Total U.S. mainland	$58,044	$58,373	$15,638	$238,109	$306,376	$296,153	$364,749	$15,638

December 31, 2011
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$10,463	$10,463	$575	$20,861	$33,715	$31,324	$44,178	$575
Commercial real estate non-owner occupied	7,215	8,312	1,050	106,628	131,377	113,843	139,689	1,050
Commercial real estate owner occupied	38,773	48,045	3,212	212,148	271,517	250,921	319,562	3,212
Commercial and industrial	49,684	62,570	6,901	110,557	138,094	160,241	200,664	6,901
Construction	1,672	2,369	289	90,038	145,793	91,710	148,162	289
Mortgage	372,916	376,581	29,063	9,964	9,964	382,880	386,545	29,063
Legacy	6,013	6,013	57	42,877	69,221	48,890	75,234	57
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer:
Credit cards	38,874	38,874	2,151	-	-	38,874	38,874	2,151
Personal	93,760	93,760	14,115	-	-	93,760	93,760	14,115
Auto	93	93	6	-	-	93	93	6
Other	7,381	7,381	774	-	-	7,381	7,381	774
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Popular, Inc.	$708,746	$736,363	$86,072	$594,073	$800,681	$1,302,819	$1,537,044	$86,072

The following table presents the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2012 and 2011.

For the year ended December 31, 2012
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$14,737	$-	$9,012	$145	$23,749	$145
Commercial real estate non-owner occupied	64,308	1,108	58,688	1,139	122,996	2,247
Commercial real estate owner occupied	202,783	2,820	32,436	91	235,219	2,911
Commercial and industrial	125,373	2,267	18,344	37	143,717	2,304
Construction	44,276	278	17,039	-	61,315	278
Mortgage	450,284	25,534	52,909	1,989	503,193	27,523
Legacy	-	-	33,786	120	33,786	120
Leasing	5,372	-	-	-	5,372	-
Consumer:
Credit cards	39,574	-	-	-	39,574	-
Helocs	-	-	81	-	81	-
Personal	90,949	-	-	-	90,949	-
Auto	255	-	73	-	328	-
Other	2,813	-	2,404	-	5,217	-
Covered loans	93,820	3,587	-	-	93,820	3,587
Total Popular, Inc.	$1,134,544	$35,594	$224,772	$3,521	$1,359,316	$39,115

For the year ended December 31, 2011
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$18,459	$-	$7,067	$-	$25,526	$-
Commercial real estate non-owner occupied	36,342	835	78,274	283	114,616	1,118
Commercial real estate owner occupied	194,033	2,096	30,348	751	224,381	2,847
Commercial and industrial	108,002	1,468	22,431	403	130,433	1,871
Construction	57,723	170	103,794	124	161,517	294
Mortgage	227,278	11,587	24,767	1,137	252,045	12,724
Legacy	-	-	30,639	238	30,639	238
Leasing	3,052	-	-	-	3,052	-
Consumer:
Credit cards	19,437	-	-	-	19,437	-
Personal	46,880	-	-	-	46,880	-
Auto	-	-	46	-	46	-
Other	2,474	-	1,217	-	3,691	-
Covered loans	38,399	1,013	-	-	38,399	1,013
Total Popular, Inc.	$752,079	$17,169	$298,583	$2,936	$1,050,662	$20,105

Modifications

Troubled debt restructurings related to non-covered loan portfolios amounted to $1.2 billion at December 31, 2012 (December 31, 2011 - $881 million). The amount of outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings amounted to $120 thousand related to the construction loan portfolio and $4 million related to the commercial loan portfolio at December 31, 2012 (December 31, 2011 - $152 thousand and $3 million, respectively).

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification constitutes a concession.

Commercial and industrial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting evergreen revolving credit lines to long-term loans. Commercial real estate (“CRE”), which includes multifamily, owner-occupied and non-owner occupied CRE, and construction loans modified in a TDR often involve reducing the interest rate for a limited period of time or the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or reductions in the payment plan. Construction loans modified in a TDR may also involve extending the interest-only payment period.

Residential mortgage loans modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers' financial needs for a period of time, normally five years to ten years. After the lowered monthly payment period ends, the borrower reverts back to paying principal and interest per the original terms with the maturity date adjusted accordingly.

Home equity loans modifications are made infrequently and are not offered if the Corporation also holds the first mortgage. Home equity loans modifications are uniquely designed to meet the specific needs of each borrower. Automobile loans modified in a TDR are primarily comprised of loans where the Corporation has lowered monthly payments by extending the term. Credit cards modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers' financial needs for a period of time, normally up to 24 months.

As part of its NPL reduction strategy and in order to expedite the resolution of delinquent construction and commercial loans, commencing in 2012, the Corporation routinely enters into liquidation agreements with borrowers and guarantors through the regular legal process, bankruptcy procedures and in certain occasions, out of Court transactions. These liquidation agreements, in general, contemplate the following conditions: (1) consent to judgment by the borrowers and guarantors; (2) acknowledgement by the borrower of the debt, its liquidity and maturity; (3) acknowledgment of the default in payments. The contractual interest rate is not reduced and continues to accrue during the term of the agreement. At the end of the period, borrower is obligated to remit all amounts due or be subject to the Corporation's exercise of its foreclosure rights and further collection efforts. Likewise, the borrower's failure to make stipulated payments will grant the Corporation the ability to exercise its foreclosure rights. This strategy procures to expedite the foreclosure process, resulting in a more effective and efficient collection process. Although in general, these liquidation agreements do not contemplate the forgiveness of principal or interest as debtor is required to cover all outstanding amounts when the agreement becomes due, it could be construed that the Corporation has granted a concession by temporarily accepting a payment schedule that is different from the contractual payment schedule. Accordingly, loans under these program agreements are considered TDRs. At December 31, 2012 these liquidation agreements amounted to $79.2 million.

Loans modified in a TDR that are not accounted pursuant to ASC 310-30 are typically already in non-accrual status at the time of the modification and partial charge-offs have in some cases already been taken against the outstanding loan balance. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (generally at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Loans modified in a TDR may have the financial effect to the Corporation of increasing the specific allowance for loan losses associated with the loan. Consumer and residential mortgage loans modified under the Corporation's loss mitigation programs that are determined to be TDRs are individually evaluated for impairment based on an analysis of discounted cash flows.

For consumer and mortgage loans that are modified with regard to payment terms and which constitute TDRs, the discounted cash flow value method is used as the impairment valuation is more appropriately calculated based on the ongoing cash flow from the individuals rather than the liquidation of the asset. The computations give consideration to probability of defaults and loss-given-foreclosure on the related estimated cash flows.

Commercial and construction loans that have been modified as part of loss mitigation efforts are evaluated individually for impairment. The vast majority of the Corporation's modified commercial loans are measured for impairment using the estimated fair value of the collateral, as these are normally considered as collateral dependent loans. In very few instances, the Corporation measures modified commercial loans at their estimated realizable values determined by discounting the expected future cash flows. Construction loans that have been modified are also accounted for as collateral dependent loans. The Corporation determines the fair value measurement dependent upon its exit strategy for the particular asset(s) acquired in foreclosure.

The following tables present the loan count by type of modification for those loans modified in a TDR during the twelve months ended December 31, 2012 and 2011.

Puerto Rico
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	2
Commercial real estate non-owner occupied	9	8	-	12
Commercial real estate owner occupied	13	22	-	208
Commercial and industrial	42	91	-	87
Construction	8	1	-	1
Mortgage	579	147	1,548	202
Leasing	-	66	42	-
Consumer:
Credit cards	1,640	-	-	1,242
Personal	1,080	31	-	5
Auto	-	9	3	-
Other	62	-	-	4
Total	3,433	375	1,593	1,763

U.S. mainland
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	1
Commercial real estate non-owner occupied	2	2	5	1
Commercial real estate owner occupied	-	-	-	2
Construction	-	-	-	1
Mortgage	4	1	73	-
Legacy	1	-	-	2
Consumer:
HELOCs	1	-	3	-
Total	8	3	81	7
Popular, Inc.
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	3
Commercial real estate non-owner occupied	11	10	5	13
Commercial real estate owner occupied	13	22	-	210
Commercial and industrial	42	91	-	87
Construction	8	1	-	2
Mortgage	583	148	1,621	202
Legacy	1	-	-	2
Leasing	-	66	42	-
Consumer:
Credit cards	1,640	-	-	1,242
HELOCs	1	-	3	-
Personal	1,080	31	-	5
Auto	-	9	3	-
Other	62	-	-	4
Total	3,441	378	1,674	1,770

Puerto Rico
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	1	-	-	-
Commercial real estate non-owner occupied	6	3	-	-
Commercial real estate owner occupied	48	20	-	-
Commercial and industrial	95	47	-	-
Construction	4	-	-	-
Mortgage	448	1,032	284	300
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	-	-
Total	4,221	1,322	292	1,547

U.S. mainland
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	-	-	-	1
Commercial real estate owner occupied	-	-	-	1
Commercial and industrial	-	-	-	2
Construction	-	-	-	4
Mortgage	18	5	348	3
Legacy	-	1	-	-
Consumer:
Other	-	-	3	-
Total	18	6	351	11

Popular, Inc.
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	1	-	-	-
Commercial real estate non-owner occupied	6	3	-	1
Commercial real estate owner occupied	48	20	-	1
Commercial and industrial	95	47	-	2
Construction	4	-	-	4
Mortgage	466	1,037	632	303
Legacy	-	1	-	-
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	3	-
Total	4,239	1,328	643	1,558

The following tables present by class, quantitative information related to loans modified as TDRs during the years ended December 31, 2012 and 2011.

Puerto Rico
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$271	$271	$6
Commercial real estate non-owner occupied	29	18,240	18,433	(583)
Commercial real estate owner occupied	243	83,271	82,841	(113)
Commercial and industrial	220	77,909	64,767	(6,489)
Construction	10	6,617	5,822	(212)
Mortgage	2,476	325,866	356,077	23,279
Leasing	108	1,752	1,684	217
Consumer:
Credit cards	2,882	24,193	27,822	81
Personal	1,116	16,875	16,931	2,743
Auto	12	164	168	4
Other	66	240	239	(1)
Total	7,164	$555,398	$575,055	$18,932

U.S. mainland
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	1	$572	$563	$-
Commercial real estate non-owner occupied	10	16,941	18,367	219
Commercial real estate owner occupied	2	3,051	2,547	(106)
Construction	1	1,573	1,573	-
Mortgage	78	8,749	8,855	1,211
Legacy	3	1,272	1,267	(3)
Consumer:
HELOCs	4	583	560	3
Total	99	$32,741	$33,732	$1,324

Popular, Inc.
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	3	$843	$834	$6
Commercial real estate non-owner occupied	39	35,181	36,800	(364)
Commercial real estate owner occupied	245	86,322	85,388	(219)
Commercial and industrial	220	77,909	64,767	(6,489)
Construction	11	8,190	7,395	(212)
Mortgage	2,554	334,615	364,932	24,490
Legacy	3	1,272	1,267	(3)
Leasing	108	1,752	1,684	217
Consumer:
Credit cards	2,882	24,193	27,822	81
HELOCs	4	583	560	3
Personal	1,116	16,875	16,931	2,743
Auto	12	164	168	4
Other	66	240	239	(1)
Total	7,263	$588,139	$608,787	$20,256

Puerto Rico
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	1	$143	$143	$-
Commercial real estate non-owner occupied	9	14,186	14,186	633
Commercial real estate owner occupied	68	64,015	64,015	(693)
Commercial and industrial	142	28,617	28,617	795
Construction	4	3,194	3,194	(292)
Mortgage	2,064	291,006	320,781	9,653
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	46	192	188	-
Total	7,382	$456,399	$488,887	$10,888

U.S. mainland
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	1	$2,043	$2,032	$(188)
Commercial real estate owner occupied	1	10,590	7,323	-
Commercial and industrial	2	11,878	9,742	(420)
Construction	4	13,173	13,335	(420)
Mortgage	374	37,722	39,184	12,419
Legacy	1	3,016	3,097	(125)
Consumer:
Other	3	1,559	1,683	-
Total	386	$79,981	$76,396	$11,266

Popular, Inc.
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	1	$143	143	$-
Commercial real estate non-owner occupied	10	16,229	16,218	445
Commercial real estate owner occupied	69	74,605	71,338	(693)
Commercial and industrial	144	40,495	38,359	375
Construction	8	16,367	16,529	(712)
Mortgage	2,438	328,728	359,965	22,072
Legacy	1	3,016	3,097	(125)
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	49	1,751	1,871	-
Total	7,768	$536,380	$565,283	$22,154

Thirteen loans comprising a recorded investment of approximately $134 million were restructured into multiple notes (“Note A / B split”) during 2012. The Corporation recorded approximately $15.9 million in loan charge-offs as part of the loan restructurings.  The renegotiations of these loans were made after analyzing the borrowers' capacity to repay the debt, collateral and ability to perform under the modified terms. The recorded investment on these commercial TDRs amounted to approximately $115 million at December 31, 2012 with a related allowance for loan losses amounting to approximately $267 thousand.

The following tables present by class, TDRs that were subject to payment default and that had been modified as a TDR during the twelve months preceding the default date. Payment default is defined as a restructured loan becoming 90 days past due after being modified, foreclosed or charged-off, whichever occurs first. The recorded investment at December 31, 2012 is inclusive of all partial paydowns and charge-offs since modification date. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported.

Puerto Rico
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,770
Commercial real estate owner occupied	28	9,011
Commercial and industrial	12	4,031
Construction	5	690
Mortgage	668	94,991
Leasing	24	455
Consumer:
Credit cards	421	3,778
Personal	338	2,266
Auto	2	28
Other	2	8
Total [1]	1,501	$117,028
[1] Exclude loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate owner occupied	1	$1,935
Mortgage	12	1,134
Consumer:
Total	13	$3,069

Popular, Inc.
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,770
Commercial real estate owner occupied	29	10,946
Commercial and industrial	12	4,031
Construction	5	690
Mortgage	680	96,125
Leasing	24	455
Consumer:
Credit cards	421	3,778
Personal	338	2,266
Auto	2	28
Other	2	8
Total	1,514	$120,097

Puerto Rico
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial multi-family	1	$143
Commercial real estate non-owner occupied	3	1,109
Commercial real estate owner occupied	15	11,930
Commercial and industrial	25	4,681
Mortgage	522	81,200
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Other	2	29
Total	1,304	$105,924

U.S. mainland
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,984
Commercial real estate owner occupied	1	922
Commercial and industrial	2	1,552
Construction	4	18,034
Legacy	16	6,843
Consumer:
Total	24	$29,334

Popular, Inc.
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial multi-family	1	$143
Commercial real estate non-owner occupied	4	3,093
Commercial real estate owner occupied	16	12,852
Commercial and industrial	27	6,233
Construction	4	18,034
Mortgage	522	81,200
Legacy	16	6,843
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Other	2	29
Total	1,328	$135,258

Commercial, consumer and mortgage loans modified in a TDR are closely monitored for delinquency as an early indicator of possible future default.  If loans modified in a TDR subsequently default, the Corporation evaluates the loan for possible further impairment.  The allowance for loan losses may be increased or partial charge-offs may be taken to further write-down the carrying value of the loan.

Credit Quality

The Corporation has defined a dual risk rating system to assign a rating to all credit exposures, particularly for the commercial and construction loan portfolios. Risk ratings in the aggregate provide the Corporation's management the asset quality profile for the loan portfolio. The dual risk rating system provides for the assignment of ratings at the obligor level based on the financial condition of the borrower, and at the credit facility level based on the collateral supporting the transaction. The Corporation's consumer and mortgage loans are not subject to the dual risk rating system. Consumer and mortgage loans are classified substandard or loss based on their delinquency status. All other consumer and mortgage loans that are not classified as substandard or loss would be considered “unrated”.

The Corporation's obligor risk rating scales range from rating 1 (Excellent) to rating 14 (Loss). The obligor risk rating reflects the risk of payment default of a borrower in the ordinary course of business.

Pass Credit Classifications:

Pass (Scales 1 through 8) – Loans classified as pass have a well defined primary source of repayment very likely to be sufficient, with no apparent risk, strong financial position, minimal operating risk, profitability, liquidity and capitalization better than industry standards.

Watch (Scale 9) – Loans classified as watch have acceptable business credit, but borrower's operations, cash flow or financial condition evidence more than average risk, requires above average levels of supervision and attention from Loan Officers.

Special Mention (Scale 10) - Loans classified as special mention have potential weaknesses that deserve management's close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Corporation's credit position at some future date.

Adversely Classified Classifications:

Substandard (Scales 11 and 12) - Loans classified as substandard are deemed to be inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any.  Loans classified as such have well-defined weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful (Scale 13) - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the additional characteristic that the weaknesses make the collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss (Scale 14) - Uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be effected in the future.

Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Corporation periodically reviews loans classified as watch list or worse, to evaluate if they are properly classified, and to determine impairment, if any. The frequency of these reviews will depend on the amount of the aggregate outstanding debt, and the risk rating classification of the obligor. In addition, during the renewal process of applicable credit facilities, the Corporation evaluates the corresponding loan grades.

Loans classified as pass credits are excluded from the scope of the review process described above until: (a) they become past due; (b) management becomes aware of deterioration in the creditworthiness of the borrower; or (c) the customer contacts the Corporation for a modification.  In these circumstances, the credit facilities are specifically evaluated to assign the appropriate risk rating classification.

The Corporation has a Credit Process Review Group within the Corporate Credit Risk Management Division (“CCRMD”), which performs annual comprehensive credit process reviews of several middle markets, construction, asset-based and corporate banking lending groups in BPPR. This group evaluates the credit risk profile of each originating unit along with each unit's credit administration effectiveness, including the assessment of the risk rating representative of the current credit quality of the loans, and the evaluation of collateral documentation. The monitoring performed by this group contributes to assess compliance with credit policies and underwriting standards, determine the current level of credit risk, evaluate the effectiveness of the credit management process and identify control deficiencies that may arise in the credit-granting process. Based on its findings, the Credit Process Review Group recommends corrective actions, if necessary, that help in maintaining a sound credit process. CCRMD has contracted an outside loan review firm to perform the credit process reviews for the portfolios of commercial and construction loans in the U.S. mainland operations. The CCRMD participates in defining the review plan with the outside loan review firm and actively participates in the discussions of the results of the loan reviews with the business units. The CCRMD may periodically review the work performed by the outside loan review firm. CCRMD reports the results of the credit process reviews to the Risk Management Committee of the Corporation's Board of Directors.

The following table presents the outstanding balance, net of unearned income, of non-covered loans held-in-portfolio based on the Corporation's assignment of obligor risk ratings as defined at December 31, 2012 and 2011.

December 31, 2012
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$978	$255	$16,736	$-	$-	$17,969	$97,124	$115,093
Commercial real estate non-owner occupied	120,608	156,853	252,068	-	-	529,529	820,904	1,350,433
Commercial real estate owner occupied	195,876	140,788	647,458	1,242	-	985,364	1,057,122	2,042,486
Commercial and industrial	438,758	201,660	410,026	4,162	682	1,055,288	1,732,984	2,788,272
Total Commercial	756,220	499,556	1,326,288	5,404	682	2,588,150	3,708,134	6,296,284
Construction	645	31,789	41,278	-	-	73,712	138,555	212,267
Mortgage	-	-	569,334	-	-	569,334	4,379,590	4,948,924
Leasing	-	-	4,742	-	123	4,865	535,658	540,523
Consumer:
Credit cards	-	-	22,965	-	-	22,965	1,160,107	1,183,072
Home equity lines of credit	-	-	1,333	-	3,269	4,602	12,204	16,806
Personal	-	-	8,203	-	77	8,280	1,237,502	1,245,782
Auto	-	-	8,551	-	-	8,551	551,765	560,316
Other	-	-	3,036	-	-	3,036	225,317	228,353
Total Consumer	-	-	44,088	-	3,346	47,434	3,186,895	3,234,329
Total Puerto Rico	$756,865	$531,345	$1,985,730	$5,404	$4,151	$3,283,495	$11,948,832	$15,232,327
U.S. mainland
Commercial multi-family	$78,490	$22,050	$71,658	$-	$-	$172,198	$734,489	$906,687
Commercial real estate non-owner occupied	108,806	55,911	204,532	-	-	369,249	914,750	1,283,999
Commercial real estate owner occupied	22,423	6,747	113,161	-	-	142,331	423,633	565,964
Commercial and industrial	24,489	8,889	65,562	-	-	98,940	706,328	805,268
Total Commercial	234,208	93,597	454,913	-	-	782,718	2,779,200	3,561,918
Construction	5,268	-	21,182	-	-	26,450	14,140	40,590
Mortgage	-	-	34,077	-	-	34,077	1,095,506	1,129,583
Legacy	26,176	15,225	109,470	-	-	150,871	233,346	384,217
Consumer:
Credit cards	-	-	505	-	-	505	14,636	15,141
Home equity lines of credit	-	-	3,150	-	4,304	7,454	466,775	474,229
Personal	-	-	785	-	941	1,726	141,403	143,129
Auto	-	-	-	-	4	4	764	768
Other	-	-	3	-	-	3	1,287	1,290
Total Consumer	-	-	4,443	-	5,249	9,692	624,865	634,557
Total U.S. mainland	$265,652	$108,822	$624,085	$-	$5,249	$1,003,808	$4,747,057	$5,750,865
Popular, Inc.
Commercial multi-family	$79,468	$22,305	$88,394	$-	$-	$190,167	$831,613	$1,021,780
Commercial real estate non-owner occupied	229,414	212,764	456,600	-	-	898,778	1,735,654	2,634,432
Commercial real estate owner occupied	218,299	147,535	760,619	1,242	-	1,127,695	1,480,755	2,608,450
Commercial and industrial	463,247	210,549	475,588	4,162	682	1,154,228	2,439,312	3,593,540
Total Commercial	990,428	593,153	1,781,201	5,404	682	3,370,868	6,487,334	9,858,202
Construction	5,913	31,789	62,460	-	-	100,162	152,695	252,857
Mortgage	-	-	603,411	-	-	603,411	5,475,096	6,078,507
Legacy	26,176	15,225	109,470	-	-	150,871	233,346	384,217
Leasing	-	-	4,742	-	123	4,865	535,658	540,523
Consumer:
Credit cards	-	-	23,470	-	-	23,470	1,174,743	1,198,213
Home equity lines of credit	-	-	4,483	-	7,573	12,056	478,979	491,035
Personal	-	-	8,988	-	1,018	10,006	1,378,905	1,388,911
Auto	-	-	8,551	-	4	8,555	552,529	561,084
Other	-	-	3,039	-	-	3,039	226,604	229,643
Total Consumer	-	-	48,531	-	8,595	57,126	3,811,760	3,868,886
Total Popular, Inc.	$1,022,517	$640,167	$2,609,815	$5,404	$9,400	$4,287,303	$16,695,889	$20,983,192

The following table presents the weighted average obligor risk rating at December 31, 2012 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.94				5.68
Commercial real estate non-owner occupied			11.28				6.98
Commercial real estate owner occupied			11.51				6.93
Commercial and industrial			11.35				6.69
Total Commercial			11.42				6.81
Construction			11.99				7.86

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.26				7.12
Commercial real estate non-owner occupied			11.38				7.04
Commercial real estate owner occupied			11.28				6.64
Commercial and industrial			11.19				6.73
Total Commercial			11.31				6.81
Construction			11.28				7.21
Legacy			11.30				7.48

[1]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.

December 31, 2011
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$420	$698	$11,848	$-	$-	$12,966	$110,150	$123,116
Commercial real estate non-owner occupied	177,523	134,266	210,596	2,886	-	525,271	736,235	1,261,506
Commercial real estate owner occupied	201,375	192,591	680,912	4,631	-	1,079,509	1,151,917	2,231,426
Commercial and industrial	248,188	282,935	439,853	3,326	1,458	975,760	1,878,774	2,854,534
Total Commercial	627,506	610,490	1,343,209	10,843	1,458	2,593,506	3,877,076	6,470,582
Construction	2,245	27,820	69,562	1,586	-	101,213	59,728	160,941
Mortgage	-	-	626,771	-	-	626,771	4,062,712	4,689,483
Leasing	-	-	1,365	-	4,277	5,642	543,064	548,706
Consumer:
Credit cards	-	-	26,373	-	-	26,373	1,189,447	1,215,820
Home equity lines of credit	-	-	1,757	-	3,456	5,213	14,838	20,051
Personal	-	-	8,523	-	559	9,082	974,106	983,188
Auto	-	-	6,830	-	-	6,830	509,434	516,264
Other	-	-	10,165	-	-	10,165	224,939	235,104
Total Consumer	-	-	53,648	-	4,015	57,663	2,912,764	2,970,427
Total Puerto Rico	$629,751	$638,310	$2,094,555	$12,429	$9,750	$3,384,795	$11,455,344	$14,840,139
U.S. mainland
Commercial multi-family	$71,335	$8,230	$69,400	$-	$-	$148,965	$536,852	$685,817
Commercial real estate non-owner occupied	192,080	48,085	231,266	-	-	471,431	932,562	1,403,993
Commercial real estate owner occupied	21,109	20,859	146,367	-	-	188,335	397,505	585,840
Commercial and industrial	30,020	26,131	102,607	-	-	158,758	668,337	827,095
Total Commercial	314,544	103,305	549,640	-	-	967,489	2,535,256	3,502,745
Construction	3,202	10,609	54,096	-	-	67,907	11,091	78,998
Mortgage	-	-	37,236	-	-	37,236	791,741	828,977
Legacy	34,233	38,724	148,629	-	-	221,586	426,823	648,409
Consumer:
Credit cards	-	-	735	-	-	735	13,474	14,209
Home equity lines of credit	-	-	4,774	-	6,590	11,364	526,479	537,843
Personal	-	-	128	-	93	221	147,184	147,405
Auto	-	-	6	-	28	34	2,178	2,212
Other	-	-	24	-	-	24	1,635	1,659
Total Consumer	-	-	5,667	-	6,711	12,378	690,950	703,328
Total U.S. mainland	$351,979	$152,638	$795,268	$-	$6,711	$1,306,596	$4,455,861	$5,762,457
Popular, Inc.
Commercial multi-family	$71,755	$8,928	$81,248	$-	$-	$161,931	$647,002	$808,933
Commercial real estate non-owner occupied	369,603	182,351	441,862	2,886	-	996,702	1,668,797	2,665,499
Commercial real estate owner occupied	222,484	213,450	827,279	4,631	-	1,267,844	1,549,422	2,817,266
Commercial and industrial	278,208	309,066	542,460	3,326	1,458	1,134,518	2,547,111	3,681,629
Total Commercial	942,050	713,795	1,892,849	10,843	1,458	3,560,995	6,412,332	9,973,327
Construction	5,447	38,429	123,658	1,586	-	169,120	70,819	239,939
Mortgage	-	-	664,007	-	-	664,007	4,854,453	5,518,460
Legacy	34,233	38,724	148,629	-	-	221,586	426,823	648,409
Leasing	-	-	1,365	-	4,277	5,642	543,064	548,706
Consumer:
Credit cards	-	-	27,108	-	-	27,108	1,202,921	1,230,029
Home equity lines of credit	-	-	6,531	-	10,046	16,577	541,317	557,894
Personal	-	-	8,651	-	652	9,303	1,121,290	1,130,593
Auto	-	-	6,836	-	28	6,864	511,612	518,476
Other	-	-	10,189	-	-	10,189	226,574	236,763
Total Consumer	-	-	59,315	-	10,726	70,041	3,603,714	3,673,755
Total Popular, Inc.	$981,730	$790,948	$2,889,823	$12,429	$16,461	$4,691,391	$15,911,205	$20,602,596

The following table presents the weighted average obligor risk rating at December 31, 2011 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.91				5.92
Commercial real estate non-owner occupied			11.23				7.16
Commercial real estate owner occupied			11.56				6.85
Commercial and industrial			11.40				6.62
Total Commercial			11.46				6.79
Construction			11.76				7.84

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.20				7.09
Commercial real estate non-owner occupied			11.35				7.00
Commercial real estate owner occupied			11.41				7.04
Commercial and industrial			11.38				6.85
Total Commercial			11.35				6.99
Construction			11.78				7.52
Legacy			11.45				7.47

[1]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.

FDIC loss share asset	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
FDIC loss share asset

Note 12 – FDIC loss share asset

As indicated in Note 4 to the consolidated financial statements, in connection with the Westernbank FDIC-assisted transaction, BPPR entered into loss share agreements with the FDIC with respect to the covered loans and other real estate owned. The following table sets forth the activity in the FDIC loss share asset for the periods presented.

	Year ended December 31,
(In thousands)	2012	2011	2010
Balance at beginning of year	$1,915,128	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	-	2,425,929
(Amortization) accretion of loss share indemnification asset	(129,676)	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	58,187	110,457	-
Reimbursable expenses to be covered under loss sharing agreements	29,234	5,093	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(969)	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(462,016)	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(10,790)	(5,454)	6,186
Balance at end of period	$1,399,098	$1,915,128	$2,410,219

As part of the loss share agreements, BPPR has agreed to make a true-up payment to the FDIC on the date that is 45 days following the last day (such day, the “true-up measurement date”) of the final shared-loss month, or upon the final disposition of all covered assets under the loss share agreements, in the event losses on the loss share agreements fail to reach expected levels. The estimated fair value of such true-up payment obligation is recorded as contingent consideration, which is included in the caption of other liabilities in the consolidated statements of financial condition.

The following table provides the fair value and the undiscounted amount of the true-up payment obligation at December 31, 2012 and 2011.

(In thousands)	December 31, 2012	December 31, 2011
Carrying amount (fair value)	$111,519	$98,340
Undiscounted amount	$178,522	$170,973

The loss share agreements contain specific terms and conditions regarding the management of the covered assets that BPPR must follow in order to receive reimbursement on losses from the FDIC. Under the loss share agreements, BPPR must:

  manage and administer the covered assets and collect and effect charge-offs and recoveries with respect to such covered assets in a manner consistent with its usual and prudent business and banking practices and, with respect to single family shared-loss loans, the procedures (including collection procedures) customarily employed by BPPR in servicing and administering mortgage loans for its own account and the servicing procedures established by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), as in effect from time to time, and in accordance with accepted mortgage servicing practices of prudent lending institutions;
  exercise its best judgment in managing, administering and collecting amounts on covered assets and effecting charge-offs with respect to the covered assets;
  use commercially reasonable efforts to maximize recoveries with respect to losses on single family shared-loss assets and best efforts to maximize collections with respect to commercial shared-loss assets;
  retain sufficient staff to perform the duties under the loss share agreements;
  adopt and implement accounting, reporting, record-keeping and similar systems with respect to the commercial shared-loss assets;
  comply with the terms of the modification guidelines approved by the FDIC or another federal agency for any single-family shared-loss loan;
  provide notice with respect to proposed transactions pursuant to which a third party or affiliate will manage, administer or collect any commercial shared-loss assets;
  file monthly and quarterly certificates with the FDIC specifying the amount of losses, charge-offs and recoveries; and
  maintain books and records sufficient to ensure and document compliance with the terms of the loss share agreements.

	Year ended December 31,
(In thousands)	2012	2011	2010
Balance at beginning of year	$1,915,128	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	-	2,425,929
(Amortization) accretion of loss share indemnification asset	(129,676)	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	58,187	110,457	-
Reimbursable expenses to be covered under loss sharing agreements	29,234	5,093	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(969)	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(462,016)	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(10,790)	(5,454)	6,186
Balance at end of period	$1,399,098	$1,915,128	$2,410,219

Transfers of financial assets and mortgage servicing assets	12 Months Ended
Dec. 31, 2012
Transfers and Servicing of Financial Assets [Abstract]
Transfers And Servicing Of Financial Assets [Text Block]

Note 13 – Transfers of financial assets and servicing assets

The Corporation typically transfers conforming residential mortgage loans in conjunction with GNMA, FNMA and FHLMC securitization transactions whereby the loans are exchanged for cash or securities and servicing rights. The securities issued through these transactions are guaranteed by the corresponding agency and, as such, under seller/service agreements the Corporation is required to service the loans in accordance with the agencies' servicing guidelines and standards. Substantially, all mortgage loans securitized by the Corporation in GNMA, FNMA and FHLMC securities have fixed rates and represent conforming loans. As seller, the Corporation has made certain representations and warranties with respect to the originally transferred loans and, in some instances, has sold loans with credit recourse to a government-sponsored entity, namely FNMA. Refer to Note 26 to the consolidated financial statements for a description of such arrangements.

No liabilities were incurred as a result of these securitizations during the years ended December 31, 2012 and 2011 because they did not contain any credit recourse arrangements. The Corporation recorded a net gain of $75.8 million and $24.1 million, respectively, during the years ended December 31, 2012 and 2011 related to these securitized residential mortgage loans.

The following tables present the initial fair value of the assets obtained as proceeds from residential mortgage loans securitized during the years ended December 31, 2012 and 2011:

	Proceeds obtained during the year ended December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$838,795	-	$838,795
Mortgage-backed securities - FNMA	-	453,697	-	453,697
Mortgage-backed securities - FHLMC	-	38,251	-	38,251
Total trading account securities	-	$1,330,743	-	$1,330,743
Mortgage servicing rights	-	-	$15,793	$15,793
Total	-	$1,330,743	$15,793	$1,346,536

	Proceeds obtained during the year ended December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$907,238	$-	$907,238
Mortgage-backed securities - FNMA	-	206,437	-	206,437
Total trading account securities	-	$1,113,675	$-	$1,113,675
Mortgage servicing rights	-	-	$18,826	$18,826
Total	-	$1,113,675	$18,826	$1,132,501

During the year ended December 31, 2012 the Corporation retained servicing rights on whole loan sales involving approximately $259 million in principal balance outstanding (December 31, 2011 - $134 million), with net realized gains of approximately $12.6 million (December 31, 2011 - $2.9 million). All loan sales performed during the year ended December 31, 2012 and 2011 were without credit recourse agreements.

The Corporation recognizes as assets the rights to service loans for others, whether these rights are purchased or result from asset transfers such as sales and securitizations.

Classes of mortgage servicing rights were determined based on the different markets or types of assets being serviced. The Corporation recognizes the servicing rights of its banking subsidiaries that are related to residential mortgage loans as a class of servicing rights. These mortgage servicing rights (“MSRs”) are measured at fair value. Fair value determination is performed on a subsidiary basis, with assumptions varying in accordance with the types of assets or markets served.

The Corporation uses a discounted cash flow model to estimate the fair value of MSRs. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, prepayment and late fees, among other considerations. Prepayment speeds are adjusted for the Corporation's loan characteristics and portfolio behavior.

The following table presents the changes in MSRs measured using the fair value method for the years ended December 31, 2012 and 2011.

Residential MSRs
(In thousands)	2012	2011
Fair value at beginning of period	$151,323	$166,907
Purchases	2,231	1,732
Servicing from securitizations or asset transfers	18,495	19,971
Changes due to payments on loans[1]	(20,275)	(13,156)
Sale of servicing assets	(103)	-
Reduction due to loan repurchases	(5,200)	(3,717)
Changes in fair value due to changes in valuation model inputs or assumptions	8,069	(20,188)
Other disposals	(110)	(226)
Fair value at end of period	$154,430	$151,323
[1]	Represents changes due to collection / realization of expected cash flows over time.

Residential mortgage loans serviced for others were $16.7 billion at December 31, 2012 (2011 - $17.3 billion).

Net mortgage servicing fees, a component of other service fees in the consolidated statements of operations, include the changes from period to period in the fair value of the MSRs, which may result from changes in the valuation model inputs or assumptions (principally reflecting changes in discount rates and prepayment speed assumptions) and other changes, including changes due to collection / realization of expected cash flows. Mortgage servicing fees, excluding fair value adjustments, for the year ended December 31, 2012 amounted to $48.2 million (2011 - $49.2 million; 2010 - $47.7 million). The banking subsidiaries receive servicing fees based on a percentage of the outstanding loan balance. At December 31, 2012, those weighted average mortgage servicing fees were 0.28% (2011 – 0.27%). Under these servicing agreements, the banking subsidiaries do not generally earn significant prepayment penalty fees on the underlying loans serviced.

The section below includes information on assumptions used in the valuation model of the MSRs, originated and purchased.

Key economic assumptions used in measuring the servicing rights retained at the date of the residential mortgage loan securitizations and whole loan sales by the banking subsidiaries during the years ended December 31, 2012 and 2011 were as follows:

	Year ended
	December 31, 2012		December 31, 2011
Prepayment speed	6.6%		5.8%
Weighted average life	15.2	years	17.3	years
Discount rate (annual rate)	11.4%		11.5%

Key economic assumptions used to estimate the fair value of MSRs derived from sales and securitizations of mortgage loans performed by the banking subsidiaries and the sensitivity to immediate changes in those assumptions at December 31, 2012 and 2011 were as follows:

Originated MSRs
	December 31,
(In thousands)	2012		2011
Fair value of servicing rights	$102,727		$99,280
Weighted average life	10.2	years	13.0	years
Weighted average prepayment speed (annual rate)	9.8%		7.7%
Impact on fair value of 10% adverse change	$(3,226)		$(2,744)
Impact on fair value of 20% adverse change	$(7,018)		$(5,800)
Weighted average discount rate (annual rate)	12.3%		12.6%
Impact on fair value of 10% adverse change	$(3,518)		$(3,913)
Impact on fair value of 20% adverse change	$(7,505)		$(7,948)

The banking subsidiaries also own servicing rights purchased from other financial institutions. The fair value of purchased MSRs, their related valuation assumptions and the sensitivity to immediate changes in those assumptions at December 31, 2012 and 2011 were as follows:

Purchased MSRs
	December 31,
(In thousands)	2012		2011
Fair value of servicing rights	$51,703		$52,043
Weighted average life	11.0	years	14.6	years
Weighted average prepayment speed (annual rate)	9.1%		6.9%
Impact on fair value of 10% adverse change	$(2,350)		$(1,887)
Impact on fair value of 20% adverse change	$(4,024)		$(3,303)
Weighted average discount rate (annual rate)	11.4%		11.4%
Impact on fair value of 10% adverse change	$(2,516)		$(2,376)
Impact on fair value of 20% adverse change	$(4,317)		$(4,214)

The sensitivity analyses presented in the tables above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

At December 31, 2012, the Corporation serviced $2.9 billion (2011 - $3.5 billion) in residential mortgage loans subject to credit recourse provision, principally loans associated with FNMA and FHLMC residential mortgage loan securitization programs.

Under the GNMA securitizations, the Corporation, as servicer, has the right to repurchase (but not the obligation), at its option and without GNMA's prior authorization, any loan that is collateral for a GNMA guaranteed mortgage-backed security when certain delinquency criteria are met. At the time that individual loans meet GNMA's specified delinquency criteria and are eligible for repurchase, the Corporation is deemed to have regained effective control over these loans if the Corporation was the pool issuer. At December 31, 2012, the Corporation had recorded $56 million in mortgage loans on its consolidated statements of financial condition related to this buy-back option program (December 31, 2011—$180 million). As long as the Corporation continues to service the loans that continue to be collateral in a GNMA guaranteed mortgage-backed security, the MSR is recognized by the Corporation. During the year ended December 31, 2012, the Corporation repurchased approximately $255 million of mortgage loans under the GNMA buy-back option program. The determination to repurchase these loans was based on the economic benefits of the transaction, which results in a reduction of the servicing costs for these severely delinquent loans, mostly related to principal and interest advances. Furthermore, due to their guaranteed nature, the risk associated with the loans is minimal. The Corporation places these loans under its loss mitigation programs and once brought back to current status, these may be either retained in portfolio or re-sold in the secondary market.

The Corporation has also identified the rights to service a portfolio of Small Business Administration (“SBA”) commercial loans as another class of servicing rights. The SBA servicing rights are measured at the lower of cost or fair value method. The following table presents the activity in the SBA servicing rights for the years ended December 31, 2012 and 2011. During 2012 and 2011, the Corporation did not execute any sale of SBA loans.

(In thousands)	2012	2011
Balance at beginning of year	$1,087	$1,697
Rights originated / purchased	-	-
Amortization	(392)	(610)
Balance at end of year	$695	$1,087
Less: Valuation allowance	-	-
Balance at end of year, net of valuation allowance	$695	$1,087
Fair value at end of year	$2,414	$3,336

SBA loans serviced for others were $485 million at December 31, 2012 (2011 - $514 million).

In 2012 weighted average servicing fees on the SBA serviced loans were approximately 1.03% (2011 - 1.04%).

Key economic assumptions used to estimate the fair value of SBA loans and the sensitivity to immediate changes in those assumptions were as follows:

SBA Loans
(In thousands)	2012		2011
Carrying amount of retained interests	$695		$1,087
Fair value of retained interests	$2,414		$3,336
Weighted average life	3.1	years	3.2	years
Weighted average prepayment speed (annual rate)	5.6%		5.5%
Impact on fair value of 10% adverse change	$(33)		$(46)
Impact on fair value of 20% adverse change	$(68)		$(95)
Weighted average discount rate (annual rate)	13.0%		13.0%
Impact on fair value of 10% adverse change	$(72)		$(103)
Impact on fair value of 20% adverse change	$(148)		$(210)

Quantitative information about delinquencies, net credit losses, and components of securitized financial assets and other assets managed together with them by the Corporation, including its own loan portfolio, for the years ended December 31, 2012 and 2011, are disclosed in the following tables. Loans securitized/sold represent loans in which the Corporation has continuing involvement in the form of credit recourse.

2012
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$9,874,249	$714,411	$189,293
Construction	330,997	123,170	(1,883)
Leagacy	386,297	60,853	16,338
Lease financing	540,523	6,420	943
Mortgage	9,269,263	1,361,636	72,771
Consumer	3,868,886	93,119	126,099
Covered loans	3,755,972	1,166,426	90,878
Less:
Loans securitized / sold	(2,932,555)	(235,584)	(797)
Loans held-for-sale	(354,468)	(96,360)	(34)
Loans held-in-porfolio	$24,739,164	$3,194,091	$493,608

2011
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$9,999,057	$903,192	$272,562
Construction	475,984	353,386	20,847
Legacy	648,877	83,196	52,324
Lease financing	548,706	7,943	3,444
Mortgage	9,076,243	1,382,534	29,439
Consumer	3,673,755	105,644	155,765
Covered loans	4,348,703	1,324,345	20,690
Less:
Loans securitized / sold	(3,456,933)	(301,960)	(1,434)
Loans held-for-sale	(363,093)	(263,648)	1,101
Loans held-in-portfolio	$24,951,299	$3,594,632	$554,738

Premises and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 14 - Premises and equipment

The premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2012	2011
Land		$108,851	$108,468
Buildings	10-50	496,621	493,746
Equipment	2-10	306,925	312,975
Leasehold improvements	3-10	85,314	88,882
		888,860	895,603
Less - Accumulated depreciation
and amortization		472,684	471,083
Subtotal		416,176	424,520
Construction in progress		10,766	5,498
Total premises and equipment, net		$535,793	$538,486

Depreciation and amortization of premises and equipment for the year 2012 was $46.7 million (2011 -$46.4 million; 2010 - $58.9 million), of which $24.2 million (2011 - $23.8 million; 2010 - $24.4 million) was charged to occupancy expense and $22.5 million (2011 - $22.6 million; 2010 - $34.5 million) was charged to equipment, communications and other operating expenses. Occupancy expense is net of rental income of $22.9 million (2011 - $23.3 million; 2010 - $27.1 million).

Other assets	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other assets

Note 15 − Other assets

The caption of other assets in the consolidated statements of financial condition consists of the following major categories:

(In thousands)	2012	2011
Net deferred tax assets (net of valuation allowance)	$541,499	$429,691
Investments under the equity method	246,776	313,152
Bank-owned life insurance program	233,475	238,077
Prepaid FDIC insurance assessment	27,533	58,082
Prepaid taxes	88,360	17,441
Other prepaid expenses	60,626	59,894
Derivative assets	41,925	61,886
Trades receivables from brokers and counterparties	137,542	69,535
Others	191,842	214,635
Total other assets	$1,569,578	$1,462,393

Investment in equity method investees	12 Months Ended
Dec. 31, 2012
Equity Method Investments And Joint Ventures Abstract
Equity Method Investments Disclosure Text Block

Note 16 - Investments in equity investees

During the year ended December 31, 2012, the Corporation recorded pre-tax earnings of $73.5 million, before intra-entity eliminations, from its equity investments, compared to $33.7 million and $23.6 million for 2011 and 2010, respectively. The carrying value of the Corporation's equity method investments was $246.8 million and $ 313.2 million as of December 31, 2012 and 2011, respectively.

The following table presents aggregated summarized financial information of the Corporation's equity method investees.

Years ended December 31,	2012	2011	2010
(in thousands)
Operating results:
Total revenues	$756,100	$651,786	$448,734
Total expenses	532,720	539,202	288,132
Income tax (benefit) expense	(36,914)	(16,656)	9,726
Net income	$260,294	$129,240	$150,876

At December 31,		2012	2011
(in thousands)
Balance Sheet:
Total assets		$4,711,406	$4,353,599
Total liabilities		$3,920,910	$3,419,809

Summarized financial information for these investees may be presented on a lag, due to the unavailability of information for the investees, at the respective balance sheet dates.

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets Disclosure [Text Block]

Note 17 – Goodwill and other intangible assets

The changes in the carrying amount of goodwill for the years ended December 31, 2012, and 2011, allocated by reportable segments and corporate group, were as follows (refer to Note 41 for the definition of the Corporation's reportable segments):

2012
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2012	acquisition	adjustments	Other	December 31,2012
Banco Popular de Puerto Rico	$246,272	$-	$(439)	$(154)	$245,679
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$648,350	$-	$(439)	$(154)	$647,757

2011
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2011	acquisition	adjustments	Other	December 31, 2011
Banco Popular de Puerto Rico	$245,309	$1,035	$(72)	$-	$246,272
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$647,387	$1,035	$(72)	$-	$648,350

The goodwill recognized in the BPPR reportable segment during 2011 is related to the acquisition of the Wells Fargo Advisors' Puerto Rico branch.

Purchase accounting adjustments consists of adjustments to the value of the assets acquired and liabilities assumed resulting from the completion of appraisals or other valuations, adjustments to initial estimates recorded for transaction costs, if any, and contingent consideration paid during a contractual contingency period.

The following table presents the gross amount of goodwill and accumulated impairment losses by reportable segments and Corporate Group.

December 31, 2012

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2012	impairment	2012	2012	impairment	2012
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$246,272	$-	$246,272	$245,679	$-	$245,679
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$812,761	$164,411	$648,350	$812,168	$164,411	$647,757

December 31, 2011

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2011	impairment	2011	2011	impairment	2011
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$245,309	$-	$245,309	$246,272	$-	$246,272
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$811,798	$164,411	$647,387	$812,761	$164,411	$648,350

The accumulated impairment losses in the BPNA reportable segment are associated with E-LOAN.

At December 31, 2012 and 2011, the Corporation had $ 6 million of identifiable intangible assets, with indefinite useful lives, mostly associated with E-LOAN's trademark.

The following table reflects the components of other intangible assets subject to amortization:

	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2012
Core deposits	$77,885	$43,627	$34,258
Other customer relationships	16,835	2,974	13,861
Other intangibles	135	73	62
Total other intangible assets	$94,855	$46,674	$48,181
December 31, 2011
Core deposits	$80,591	$38,199	$42,392
Other customer relationships	19,953	4,643	15,310
Other intangibles	242	103	139
Total other intangible assets	$100,786	$42,945	$57,841

There were no intangible assets acquired during the year ended December 31, 2012.

Certain core deposits and other customer relationships intangibles with a gross amount of $3 million and $4 million, respectively, became fully amortized during the year ended December 31, 2012, and, as such, their gross amount and accumulated amortization were eliminated from the tabular disclosure presented above.

During the year ended December 31, 2011, the Corporation recognized $14 million in customer relationships associated with the purchase of the Citibank American Airlines co-branded credit card portfolio for Puerto Rico and the U.S. Virgin Islands and the acquisition of certain assets and liabilities of the Wells Fargo Advisors Puerto Rico branch. These customer relationship assets are to be amortized to operating expenses ratably on a monthly basis over a 10-year period.

During the year ended December 31, 2012, the Corporation recognized $ 10.1 million in amortization expense related to other intangible assets with definite useful lives (2011 - $ 9.7 million; 2010 - $ 9.2 million).

The following table presents the estimated amortization of the intangible assets with definite useful lives for each of the following periods:

(In thousands)
Year 2013	$9,871
Year 2014	9,227
Year 2015	7,084
Year 2016	6,799
Year 2017	4,050

Results of the Goodwill Impairment Test

The Corporation's goodwill and other identifiable intangible assets having an indefinite useful life are tested for impairment. Intangibles with indefinite lives are evaluated for impairment at least annually and on a more frequent basis if events or circumstances indicate impairment could have taken place. Such events could include, among others, a significant adverse change in the business climate, an adverse action by a regulator, an unanticipated change in the competitive environment and a decision to change the operations or dispose of a reporting unit.

Under applicable accounting standards, goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles (including any unrecognized intangible assets, such as unrecognized core deposits and trademark) as if the reporting unit was being acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Corporation estimates the fair values of the assets and liabilities of a reporting unit, consistent with the requirements of the fair value measurements accounting standard, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of the assets and liabilities reflects market conditions, thus volatility in prices could have a material impact on the determination of the implied fair value of the reporting unit goodwill at the impairment test date. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated statement of financial condition. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted under applicable accounting standards.

The Corporation performed the annual goodwill impairment evaluation for the entire organization during the third quarter of 2012 using July 31, 2012 as the annual evaluation date. The reporting units utilized for this evaluation were those that are one level below the business segments, which are the legal entities within the reportable segment. The Corporation follows push-down accounting, as such all goodwill is assigned to the reporting units when carrying out a business combination.

In determining the fair value of a reporting unit, the Corporation generally uses a combination of methods, including market price multiples of comparable companies and transactions, as well as discounted cash flow analysis. Management evaluates the particular circumstances of each reporting unit in order to determine the most appropriate valuation methodology. The Corporation evaluates the results obtained under each valuation methodology to identify and understand the key value drivers in order to ascertain that the results obtained are reasonable and appropriate under the circumstances. Elements considered include current market and economic conditions, developments in specific lines of business, and any particular features in the individual reporting units.

The computations require management to make estimates and assumptions. Critical assumptions that are used as part of these evaluations include:

  a selection of comparable publicly traded companies, based on nature of business, location and size;
  a selection of comparable acquisition and capital raising transactions;
  the discount rate applied to future earnings, based on an estimate of the cost of equity;
  the potential future earnings of the reporting unit; and
  the market growth and new business assumptions.

For purposes of the market comparable approach, valuations were determined by calculating average price multiples of relevant value drivers from a group of companies that are comparable to the reporting unit being analyzed and applying those price multiples to the value drivers of the reporting unit. Multiples used are minority based multiples and thus, no control premium adjustment is made to the comparable companies market multiples. While the market price multiple is not an assumption, a presumption that it provides an indicator of the value of the reporting unit is inherent in the valuation. The determination of the market comparables also involves a degree of judgment.

For purposes of the discounted cash flows (“DCF”) approach, the valuation is based on estimated future cash flows. The financial projections used in the DCF valuation analysis for each reporting unit are based on the most recent (as of the valuation date) financial projections presented to the Corporation's Asset / Liability Management Committee (“ALCO”). The growth assumptions included in these projections are based on management's expectations for each reporting unit's financial prospects considering economic and industry conditions as well as particular plans of each entity (i.e. restructuring plans, de-leveraging, etc.). The cost of equity used to discount the cash flows was calculated using the Ibbotson Build-Up Method and ranged from 11.93% to 18.38% for the 2012 analysis. The Ibbotson Build-Up Method builds up a cost of equity starting with the rate of return of a “risk-free” asset (20-year U.S. Treasury note) and adds to it additional risk elements such as equity risk premium, size premium and industry risk premium. The resulting discount rates were analyzed in terms of reasonability given the current market conditions and adjustments were made when necessary.

For BPNA, the only reporting unit that failed Step 1, the Corporation determined the fair value of Step 1 utilizing a DCF approach and a market value approach. The market value approach is based on a combination of price multiples from comparable companies and multiples from capital raising transactions of comparable companies. The market multiples used included “price to book” and “price to tangible book”. The Step 1 fair value for BPNA under both valuation approaches (market and DCF) was below the carrying amount of its equity book value as of the valuation date (July 31), requiring the completion of Step 2. In accordance with accounting standards, the Corporation performed a valuation of all assets and liabilities of BPNA, including any recognized and unrecognized intangible assets, to determine the fair value of BPNA's net assets. To complete Step 2, the Corporation subtracted from BPNA's Step 1 fair value the determined fair value of the net assets to arrive at the implied fair value of goodwill. The results of the Step 2 indicated that the implied fair value of goodwill exceeded the goodwill carrying value of $402 million at July 31, 2012 resulting in no goodwill impairment. The reduction in BPNA's Step 1 fair value was offset by a reduction in the fair value of its net assets, resulting in an implied fair value of goodwill that exceeds the recorded book value of goodwill.

The analysis of the results for Step 2 indicates that the reduction in the fair value of the reporting unit was mainly attributed to the deteriorated fair value of the loan portfolios and not to the fair value of the reporting unit as a going concern. The current negative performance of the reporting unit is principally related to deteriorated credit quality in its loan portfolio, which is consistent with the results of the Step 2 analysis. The fair value determined for BPNA's loan portfolio in the July 31, 2012 annual test represented a discount of 18.2%, compared with 28% at July 2011. The discount is mainly attributed to market participant's expected rate of returns, which affected the market discount on the commercial and construction loan portfolios of BPNA.

If the Step 1 fair value of BPNA declines further in the future without a corresponding decrease in the fair value of its net assets or if loan discounts improve without a corresponding increase in the Step 1 fair value, the Corporation may be required to record a goodwill impairment charge. The Corporation engaged a third-party valuator to assist management in the annual evaluation of BPNA's goodwill (including Step 1 and Step 2) as well as BPNA's loan portfolios as of the July 31, 2012 valuation date. Management discussed the methodologies, assumptions and results supporting the relevant values for conclusions and determined they were reasonable.

For the BPPR reporting unit, the average estimated fair value calculated in Step 1 using all valuation methodologies exceeded BPPR's equity value by approximately $222 million or 9% in the July 31, 2012 annual test as compared with approximately $472 million or 20% at July 31, 2011. This result indicates there would be no indication of impairment on the goodwill recorded in BPPR at July 31, 2012. For the BPNA reporting unit, the estimated implied fair value of goodwill calculated in Step 2 exceeded BPNA's goodwill carrying value by approximately $338 million or 46% as compared to approximately $701 million or 64% at July 31, 2011. The reduction in the excess of the implied fair value of goodwill over its carrying amount for BPNA is due to the improvement credit quality of its loan portfolio. The goodwill balance of BPPR and BPNA, as legal entities, represented approximately 97% of the Corporation's total goodwill balance as of the July 31, 2012 valuation date.

Furthermore, as part of the analyses, management performed a reconciliation of the aggregate fair values determined for the reporting units to the market capitalization of Popular, Inc. concluding that the fair value results determined for the reporting units in the July 31, 2012 annual assessment were reasonable.

The goodwill impairment evaluation process requires the Corporation to make estimates and assumptions with regard to the fair value of the reporting units. Actual values may differ significantly from these estimates. Such differences could result in future impairment of goodwill that would, in turn, negatively impact the Corporation's results of operations and the reporting units where the goodwill is recorded. Declines in the Corporation's market capitalization could increase the risk of goodwill impairment in the future.

Management monitors events or changes in circumstances between annual tests to determine if these events or changes in circumstances are indicative of possible impairment.

At December 31, 2012 and 2011, other than goodwill, the Corporation had $ 6 million of identifiable intangible assets, with indefinite useful lives, mostly associated with E-LOAN'S trademark.

The valuation of the E-LOAN trademark was performed using the “relief-from-royalty” valuation approach. The basis of the “relief-from-royalty” method is that, by virtue of having ownership of the trademark, the Corporation is relieved from having to pay a royalty, usually expressed as a percentage of revenue, for the use of trademark. The main attributes involved in the valuation of this intangible asset include the royalty rate, revenue projections that benefit from the use of this intangible, after-tax royalty savings derived from the ownership of the intangible, and the discount rate to apply to the projected benefits to arrive at the present value of this intangible. Since estimates are an integral part of this trademark impairment analysis, changes in these estimates could have a significant impact on the calculated fair value. There were no impairments recognized during the years ended December 31, 2012 and 2011 related to E-LOAN's trademark.

Deposits	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Deposit Liabilities Disclosures [Text Block]

Note 18 – Deposits

Total interest bearing deposits as of the end of the periods presented consisted of:

	December 31,
(In thousands)	2012	2011
Savings accounts	$6,694,014	$6,473,215
NOW, money market and other interest bearing demand deposits	5,601,261	5,103,398
Total savings, NOW, money market and other interest bearing demand deposits	12,295,275	11,576,613
Certificates of deposit:
Under $100,000	5,666,973	6,473,095
$100,000 and over	3,243,736	4,236,945
Total certificates of deposit	8,910,709	10,710,040
Total interest bearing deposits	$21,205,984	$22,286,653

A summary of certificates of deposit by maturity at December 31, 2012 follows:

(In thousands)
2013	$5,617,372
2014	1,227,264
2015	982,715
2016	486,259
2017	516,460
2018 and thereafter	80,639
Total certificates of deposit	$8,910,709

At December 31, 2012, the Corporation had brokered deposits amounting to $ 2.8 billion (2011 - $ 3.4 billion).

The aggregate amount of overdrafts in demand deposit accounts that were reclassified to loans was $17 million at December 31, 2012 (2011 - $13 million).

Assets sold under agreements to repurchase	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Federal Funds Purchased And Assets Sold Under Agreements To Repurchase [Text Block]

Note 19 – Assets sold under agreements to repurchase

The following table summarizes certain information on assets sold under agreements to repurchase at December 31, 2012 and 2011:

(Dollars in thousands)	2012	2011
Assets sold under agreements to repurchase	$2,016,752	$2,141,097
Maximum aggregate balance outstanding at any month-end	$2,113,557	$2,822,308
Average monthly aggregate balance outstanding	$1,885,207	$2,480,490
Weighted average interest rate:
For the year	2.33%	2.20%
At December 31	1.91%	2.57%

The repurchase agreements outstanding at December 31, 2012 were collateralized by $ 1.6 billion in investment securities available for sale, $ 272 million in trading securities and $ 133 million in securities sold not yet delivered in other assets (2011 - $ 1.8 billion in investment securities available for sale, $ 403 million in trading securities and $68 million in securities sold not yet delivered in other assets). It is the Corporation's policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statement of financial condition.

In addition, there were repurchase agreements outstanding collateralized by $ 227 million (2011 - $ 274 million) in securities purchased underlying agreements to resell to which the Corporation has the right to repledge. It is the Corporation's policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly are not reflected in the Corporation's consolidated statements of financial condition.

The following table presents the liability associated with the repurchase transactions (including accrued interest), their maturities and weighted average interest rates. Also, it includes the carrying value and approximate market value of the collateral (including accrued interest) at December 31, 2012 and 2011. The information excludes repurchase agreement transactions which were collateralized with securities or other assets held-for-trading purposes or which have been obtained under agreements to resell.

	2012				2011
		Carrying	Market	Weighted		Carrying	Market	Weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$160,288	$163,934	$163,934	0.40%	$121,004	$126,317	$126,317	0.37%
After 30 to 90 days	7,312	7,102	7,102	0.60	-	-	-	-
After 90 days	119,120	143,502	143,502	4.88	348,100	393,998	393,998	3.55
Total obligations of U.S. government
sponsored entities	286,720	314,538	314,538	2.27	469,104	520,315	520,315	2.73
Mortgage-backed securities
Within 30 days	43,107	47,307	47,307	0.54	39,148	43,009	43,009	0.46
After 30 to 90 days	98,887	105,903	105,903	0.60	6,369	7,011	7,011	4.37
After 90 days	320,780	380,900	380,900	3.75	633,930	628,243	628,243	3.99
Total mortgage-backed securities	462,774	534,110	534,110	2.78	679,447	678,263	678,263	3.79
Collateralized mortgage obligations
Within 30 days	330,000	365,404	365,404	0.53	194,958	240,675	240,675	0.59
After 30 to 90 days	69,856	76,516	76,516	0.60	43,704	47,388	47,388	4.37
After 90 days	287,038	341,687	341,687	4.24	130,003	291,096	291,096	3.52
Total collateralized mortgage
obligations	686,894	783,607	783,607	2.09	368,665	579,159	579,159	2.08
Total	$1,436,388	$1,632,255	$1,632,255	2.35%	$1,517,216	$1,777,737	$1,777,737	3.05%

Other short term borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Abstract]
Short-term Debt [Text Block]

Note 20 – Other short-term borrowings

The following table presents a breakdown of other short-term borrowings at December 31, 2012 and 2011.

(In thousands)	2012	2011
Advances with the FHLB paying interest at maturity, at fixed rates ranging from 0.32% to 0.44% (2011 - 0.31%)	$635,000	$295,000
Others	1,200	1,200
Total other short-term borrowings	$636,200	$296,200

The maximum aggregate balance outstanding at any month-end was approximately $ 1,356 million (2011 - $391 million). The weighted average interest rate of other short-term borrowings at December 31, 2012 was 0.41% (2011 – 0.35%). The average aggregate balance outstanding during the year was approximately $ 680 million (2011 - $149 million). The weighted average interest rate during the year was 0.42% (2011 – 0.55%).

Note 21 presents additional information with respect to available credit facilities.

Notes payable	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Notes Payable [Text Block]

Note 21 – Notes payable

Notes payable outstanding at December 31, 2012 and 2011, consisted of the following:

(In thousands)	2012	2011

Advances with the FHLB with maturities ranging from 2013 to 2021 paying interest at monthly fixed
rates ranging from 0.63% to 4.95% ( 2011 - 0.66% to 4.95%)	$577,490	$642,568

Term notes with maturities ranging from 2013 to 2016 paying interest semiannually
at fixed rates ranging from 5.25% to 7.86% ( 2011 - 5.25% to 7.86%)	236,620	278,309

Term notes with maturities ranging from 2013 to 2014 paying interest
monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate	133	588

Junior subordinated deferrable interest debentures (related to trust preferred
securities) with maturities ranging from 2027 to 2034 with fixed interest	439,800	439,800
rates ranging from 6.125% to 8.327% (Refer to Note 22)

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $436,530 as of 2012 and $465,963 at
2011) with no stated maturity and a contractual fixed interest rate of 5.00% until, but
excluding December 5, 2013 and 9.00% thereafter (Refer to Note 22)[1]	499,470	470,037

Others	24,208	25,070
Total notes payable	$1,777,721	$1,856,372

Note: The 10-year U.S. Treasury note rate at December 31, 2012 and December 31, 2011 was 1.76% and 1.88%, respectively.

[1] The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009.

The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2012 and 2011.

The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2012.

Year	(In thousands)
2013	$98,831
2014	189,440
2015	41,107
2016	311,500
2017	103,139
Later years	534,234
No stated maturity	936,000
Subtotal	2,214,251
Less: Discount	436,530
Total notes payable	$1,777,721

At December 31, 2012, the Corporation had borrowing facilities available with the FHLB whereby the Corporation could borrow up to $2.8 billion based on the assets pledged with the FHLB at that date (2011 - $2.0 billion). The FHLB advances at December 31, 2012 are collateralized with mortgage loans, and do not have restrictive covenants or callable features. The maximum borrowing capacity is dependent on certain computations as determined by the FHLB, which consider the amount and type of assets available for collateral.

Also, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York. At December 31, 2012, the borrowing capacity at the discount window approximated $3.1 billion (2011 -$2.6 billion), which remained unused at December 31, 2012 and 2011. The facility is a collateralized source of credit that is highly reliable even under difficult market conditions.

Trust preferred securities	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Trust Preferred Securities Disclosure [Text Block]

Note 22 – Trust preferred securities

At December 31, 2012 and December 31, 2011, four statutory trusts established by the Corporation (BanPonce Trust I, Popular Capital Trust I, Popular North America Capital Trust I and Popular Capital Trust II) had issued trust preferred securities (also referred to as “capital securities”) to the public. The proceeds from such issuances, together with the proceeds of the related issuances of common securities of the trusts (the “common securities”), were used by the trusts to purchase junior subordinated deferrable interest debentures (the “junior subordinated debentures”) issued by the Corporation. In August 2009, the Corporation established the Popular Capital Trust III for the purpose of exchanging the shares of Series C preferred stock held by the U.S. Treasury at the time for trust preferred securities issued by this trust. In connection with this exchange, the trust used the Series C preferred stock, together with the proceeds of issuance and sale of common securities of the trust, to purchase junior subordinated debentures issued by the Corporation.

The sole assets of the five trusts consisted of the junior subordinated debentures of the Corporation and the related accrued interest receivable. These trusts are not consolidated by the Corporation pursuant to accounting principles generally accepted in the United States of America.

The junior subordinated debentures are included by the Corporation as notes payable in the consolidated statements of financial condition, while the common securities issued by the issuer trusts are included as other investment securities. The common securities of each trust are wholly-owned, or indirectly wholly-owned, by the Corporation.

The following table presents financial data pertaining to the different trusts at December 31, 2012 and December 31, 2011.

(Dollars in thousands)
			Popular
	BanPonce	Popular	North America	Popular	Popular
Issuer	Trust I	Capital Trust I	Capital Trust I	Capital Trust Il	Capital Trust III

Capital securities	$52,865	$181,063	$91,651	$101,023	$935,000
Distribution rate	8.327%	6.700%	6.564%	6.125%	5.000% until,
					but excluding
					December 5,
					2013 and
					9.000% thereafter
Common securities	$1,637	$5,601	$2,835	$3,125	$1,000
Junior subordinated debentures
aggregate liquidation amount	$54,502	$186,664	$94,486	$104,148	$936,000
Stated maturity date	February	November	September	December	Perpetual
	2027	2033	2034	2034
Reference notes	[1],[3],[6]	[2],[4],[5]	[1],[3],[5]	[2],[4],[5]	[2],[4],[7],[8]

[1] Statutory business trust that is wholly-owned by Popular North America and indirectly wholly-owned by the Corporation.

[2] Statutory business trust that is wholly-owned by the Corporation.

[3] The obligations of PNA under the junior subordinated debentures and its guarantees of the capital securities under the trust are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.

[4] These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.

[5] The Corporation has the right, subject to any required prior approval from the Federal Reserve, to redeem after certain dates or upon the occurrence of certain events mentioned below, the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption. The maturity of the junior subordinated debentures may be shortened at the option of the Corporation prior to their stated maturity dates (i) on or after the stated optional redemption dates stipulated in the agreements, in whole at any time or in part from time to time, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of a tax event, an investment company event or a capital treatment event as set forth in the indentures relating to the capital securities, in each case subject to regulatory approval.

[6] Same as [5] above, except that the investment company event does not apply for early redemption.

[7] The debentures are perpetual and may be redeemed by Popular at any time, subject to the consent of the Board of Governors of the Federal Reserve System.

[8] Carrying value of junior subordinated debentures of $ 499 million at December 31, 2012 ($ 936 million aggregate liquidation amount, net of $ 437 million discount) and $ 470 million at December 31, 2011 ($ 936 million aggregate liquidation amount, net of $ 466 million discount).

In accordance with the Federal Reserve Board guidance, the trust preferred securities represent restricted core capital elements and qualify as Tier 1 capital, subject to certain quantitative limits. The aggregate amount of restricted core capital elements that may be included in the Tier 1 capital of a banking organization must not exceed 25% of the sum of all core capital elements (including cumulative perpetual preferred stock and trust preferred securities). At December 31, 2012 and December 31, 2011, the Corporation's restricted core capital elements did not exceed the 25% limitation. Thus, all trust preferred securities were allowed as Tier 1 capital. Amounts of restricted core capital elements in excess of this limit generally may be included in Tier 2 capital, subject to further limitations. Effective March 31, 2011, the Federal Reserve Board revised the quantitative limit which would limit restricted core capital elements included in the Tier 1 capital of a bank holding company to 25% of the sum of core capital elements (including restricted core capital elements), net of goodwill less any associated deferred tax liability. Furthermore, the Dodd-Frank Act, enacted in July 2010, has a provision to effectively phase out the use of trust preferred securities issued before May 19, 2010 as Tier 1 capital over a 3-year period commencing on January 1, 2013. Trust preferred securities issued on or after May 19, 2010 no longer qualify as Tier 1 capital. At December 31, 2012, the Corporation had $ 427 million in trust preferred securities (capital securities) that are subject to the phase-out. The Corporation has not issued any trust preferred securities since May 19, 2010. At December 31, 2012, the remaining $935 million of trust preferred securities corresponded to capital securities issued to the U.S. Treasury pursuant to the Emergency Economic Stabilization Act of 2008, which are exempt from the phase-out provision.

Stockholders' equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]

Note 23 – Stockholders' equity

The Corporation has 30,000,000 shares of authorized preferred stock that may be issued in one or more series, and the shares of each series shall have such rights and preferences as shall be fixed by the Board of Directors when authorizing the issuance of that particular series. The Corporation's shares of preferred stock issued and outstanding at December 31, 2012 and 2011 consisted of:

  6.375% non-cumulative monthly income preferred stock, 2003 Series A, no par value, liquidation preference value of $25 per share. Holders on record of the 2003 Series A Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 6.375% of their liquidation preference value, or $0.1328125 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System. The redemption price per share is $25.00. The shares of 2003 Series A Preferred Stock have no voting rights, except for certain rights in instances when the Corporation does not pay dividends for a defined period. These shares are not subject to any sinking fund requirement. Cash dividends declared and paid on the 2003 Series A Preferred Stock amounted to $ 1.4 million for the year ended December 31, 2012 and 2011 (2010 - $ 117.6 thousand). Outstanding shares of 2003 Series A Preferred Stock amounted to 885,726 at December 31, 2012, 2011 and 2010.
  8.25% non-cumulative monthly income preferred stock, 2008 Series B, no par value, liquidation preference value of $25 per share. The shares of 2008 Series B Preferred Stock were issued in May 2008. Holders of record of the 2008 Series B Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 8.25% of their liquidation preferences, or $0.171875 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System beginning on May 28, 2013. The redemption price per share is $25.50 from May 28, 2013 through May 28, 2014, $25.25 from May 28, 2014 through May 28, 2015 and $25.00 from May 28, 2015 and thereafter. Cash dividends declared and paid on the 2008 Series B Preferred Stock amounted to $ 2.3 million for the year ended December 31, 2012 and 2011 (2010 - $ 192.6 thousand). Outstanding shares of 2008 Series B Preferred Stock amounted to 1,120,665 at December 31, 2012, 2011 and 2010.

As part of the Series C Preferred Stock transaction with the U.S. Treasury effected on December 5, 2008, the Corporation issued to the U.S. Treasury a warrant to purchase 2,093,284 shares of the Corporation's common stock at an exercise price of $67 per share, which continues to be outstanding in full and without amendment at December 31, 2012. The warrant is immediately exercisable, subject to certain restrictions, and has a 10-year term. The exercise price and number of shares subject to the warrant are both subject to anti-dilution adjustments. The U.S. Treasury may not exercise voting power with respect to shares of common stock issued upon exercise of the warrant. The trust preferred securities issued to the U.S. Treasury, which are described in Note 22 to the financial statements, the warrant or the shares issuable upon exercise of the warrant are not subject to any contractual restriction on transfer.

The Corporation's common stock trades on the NASDAQ Stock Market (the “NASDAQ”) under the symbol BPOP. The Corporation voluntarily delisted its 2003 Series A and 2008 Series B Preferred Stock from the NASDAQ effective October 8, 2009.

On May 29, 2012, the Corporation effected a 1-for-10 reverse split of its common stock previously approved by the Corporation's stockholders on April 27, 2012. Upon the effectiveness of the reverse split, each 10 shares of authorized and outstanding common stock were reclassified and combined into one new share of common stock. Popular, Inc.'s common stock began trading on a split-adjusted basis on May 30, 2012. All share and per share information in the consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the 1-for-10 reverse stock split.

In connection with the reverse stock split, the Corporation amended its Restated Certificate of Incorporation to reduce the number of shares of its authorized common stock from 1,700,000,000 to 170,000,000.

The reverse stock split did not affect the par value of a share of the Corporation's common stock.

At the effective date of the reverse stock split, the stated capital attributable to common stock on the Corporation's consolidated statement of financial condition was reduced by dividing the amount of the stated capital prior to the reverse stock split by 10, and the additional paid-in capital (surplus) was credited with the amount by which the stated capital was reduced. This was also reflected retroactively for prior periods presented in the financial statements.

In April 2010, the Corporation raised $1.15 billion through the sale of 46,000,000 depositary shares, each representing a 1/40th interest in a share of Contingent Convertible Perpetual Non-Cumulative Preferred Stock, Series D, no par value, $1,000 liquidation preference per share. The preferred stock represented by depositary shares automatically converted into shares of the Corporation's common stock at a conversion rate of .83333 shares of common stock for each depositary share on May 11, 2010. The conversion of the depositary shares of preferred stock resulted in the issuance of 38,333,333 additional shares of common stock. The net proceeds from the public offering amounted to approximately $1.1 billion, after deducting the underwriting discount and estimated offering expenses. Note 34 to the consolidated financial statements provides information on the impact of the conversion on net income per common share.

The Corporation's common stock ranks junior to all series of preferred stock as to dividend rights and / or as to rights on liquidation, dissolution or winding up of the Corporation. Dividends on each series of preferred stocks are payable if declared. The Corporation's ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, its common stock is subject to certain restrictions in the event that the Corporation fails to pay or set aside full dividends on the preferred stock for the latest dividend period. The ability of the Corporation to pay dividends in the future is limited by regulatory requirements and approval, the Corporation's agreements with the U.S. Treasury, legal availability of funds, recent and projected financial results, capital levels and liquidity of the Corporation, general business conditions and other factors deemed relevant by the Corporation's Board of Directors.

During the years ended December 31, 2012, 2011 and 2010 the Corporation did not declare dividends on its common stock.

The Banking Act of the Commonwealth of Puerto Rico requires that a minimum of 10% of BPPR's net income for the year be transferred to a statutory reserve account until such statutory reserve equals the total of paid-in capital on common and preferred stock. Any losses incurred by a bank must first be charged to retained earnings and then to the reserve fund. Amounts credited to the reserve fund may not be used to pay dividends without the prior consent of the Puerto Rico Commissioner of Financial Institutions. The failure to maintain sufficient statutory reserves would preclude BPPR from paying dividends. BPPR's statutory reserve fund amounted to $ 432 million at December 31, 2012 (2011 - $ 415 million; 2010 - $ 402 million). During 2012, $ 17 million was transferred to the statutory reserve account (2011 - $ 13 million). There were no transfers to the statutory reserve during 2010. BPPR was in compliance with the statutory reserve requirement in 2012, 2011 and 2010.

Regulatory capital requirements	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note 24 – Regulatory capital requirements

The Corporation and its banking subsidiaries are subject to various regulatory capital requirements imposed by the federal banking agencies. Failure to meet minimum capital requirements can lead to certain mandatory and additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Federal Reserve Board and the other bank regulators have adopted quantitative measures which assign risk weightings to assets and off-balance sheet items and also define and set minimum regulatory capital requirements. Rules adopted by the federal banking agencies provide that a depository institution will be deemed to be well capitalized if it maintains a leverage ratio of at least 5%, a Tier 1 risk-based capital ratio of at least 6% and a total risk-based ratio of at least 10%. Management has determined that at December 31, 2012 and 2011, the Corporation exceeded all capital adequacy requirements to which it is subject.

At December 31, 2012 and 2011, BPPR and BPNA were well-capitalized under the regulatory framework for prompt corrective action. At December 31, 2012, management believes that there were no conditions or events since the most recent notification date that could have changed the institution's category.

The Corporation has been designated by the Federal Reserve Board as a Financial Holding Company (“FHC”) and is eligible to engage in certain financial activities permitted under the Gramm-Leach-Bliley Act of 1999.

The following tables present the Corporation's risk-based capital and leverage ratios at December 31, 2012 and 2011.

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2012
Total Capital (to Risk-Weighted Assets):
Corporation	$4,357,148	18.63%	$1,871,326	8%
BPPR	2,699,339	15.25	1,415,630	8
BPNA	1,290,343	24.04	429,387	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,058,242	17.35%	$935,663	4%
BPPR	2,288,076	12.93	707,815	4
BPNA	1,221,893	22.77	214,693	4

Tier I Capital (to Average Assets):
Corporation	$4,058,242	11.52%	$1,056,785	3%
			1,409,047	4
BPPR	2,288,076	8.65	793,517	3
			1,058,023	4
BPNA	1,221,893	15.00	244,390	3
			325,853	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2011
Total Capital (to Risk-Weighted Assets):
Corporation	$4,212,070	17.25%	$1,953,146	8%
BPPR	2,595,068	14.30	1,451,841	8
BPNA	1,256,906	21.76	462,172	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,899,593	15.97%	$976,573	4%
BPPR	2,177,865	12.00	725,920	4
BPNA	1,182,642	20.47	231,086	4

Tier I Capital (to Average Assets):
Corporation	$3,899,593	10.90%	$1,073,512	3%
			1,431,350	4
BPPR	2,177,865	8.11	805,263	3
			1,073,684	4
BPNA	1,182,642	14.41	246,256	3
			328,341	4

The following table presents the minimum amounts and ratios for the Corporation's banks to be categorized as well-capitalized under prompt corrective action.

	2012		2011
(In thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,769,537	10%	$1,814,801	10%
BPNA	536,733	10	577,715	10

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,061,722	6%	$1,088,881	6%
BPNA	322,040	6	346,629	6

Tier I Capital (to Average Assets):
BPPR	$1,322,529	5%	$1,342,105	5%
BPNA	407,316	5	410,426	5

Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 25 – Accumulated other comprehensive loss

The following table presents accumulated other comprehensive loss by component at December 31, 2012 and 2011.

	At December 31,
(In thousands)	2012	2011
Foreign currency translation adjustment	$(31,277)	$(28,829)
Underfunding of pension and postretirement benefit plans	(348,306)	(333,287)
Tax effect	122,460	117,229
Net of tax amount	(225,846)	(216,058)
Unrealized holding gains on investments	172,969	230,746
Tax effect	(18,401)	(27,668)
Net of tax amount	154,568	203,078
Unrealized net losses on cash flow hedges	(447)	(1,057)
Tax effect	134	318
Net of tax amount	(313)	(739)
Accumulated other comprehensive loss	$(102,868)	$(42,548)

Guarantees	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Guarantees Text Block

Note 26 – Guarantees

The Corporation has obligations upon the occurrence of certain events under financial guarantees provided in certain contractual agreements as summarized below.

The Corporation issues financial standby letters of credit and has risk participation in standby letters of credit issued by other financial institutions, in each case to guarantee the performance of various customers to third parties. If the customers failed to meet its financial or performance obligation to the third party under the terms of the contract, then, upon their request, the Corporation would be obligated to make the payment to the guaranteed party. At December 31, 2012, the Corporation recorded a liability of $0.6 million (December 31, 2011 - $0.5 million), which represents the unamortized balance of the obligations undertaken in issuing the guarantees under the standby letters of credit. In accordance with the provisions of ASC Topic 460, the Corporation recognizes at fair value the obligation at inception of the standby letters of credit. The fair value approximates the fee received from the customer for issuing such commitments. These fees are deferred and are recognized over the commitment period. The contracts amount in standby letters of credit outstanding at December 31, 2012 and 2011, shown in Note 27 represent the maximum potential amount of future payments that the Corporation could be required to make under the guarantees in the event of nonperformance by the customers. These standby letters of credit are used by the customers as a credit enhancement and typically expire without being drawn upon. The Corporation's standby letters of credit are generally secured, and in the event of nonperformance by the customers, the Corporation has rights to the underlying collateral provided, which normally includes cash, marketable securities, real estate, receivables, and others. Management does not anticipate any material losses related to these instruments.

Also, the Corporation securitized mortgage loans into guaranteed mortgage-backed securities subject to lifetime credit recourse on the loans that serve as collateral for the mortgage-backed securities. Also, from time to time, the Corporation may sell, in bulk sale transactions, residential mortgage loans and Small Business Administration (“SBA”) commercial loans subject to credit recourse or to certain representations and warranties from the Corporation to the purchaser. These representations and warranties may relate, for example, to borrower creditworthiness, loan documentation, collateral, prepayment and early payment defaults. The Corporation may be required to repurchase the loans under the credit recourse agreements or representation and warranties.

At December 31, 2012, the Corporation serviced $ 2.9 billion (December 31, 2011 - $ 3.5 billion) in residential mortgage loans subject to credit recourse provisions, principally loans associated with FNMA and FHLMC residential mortgage loan securitization programs. In the event of any customer default, pursuant to the credit recourse provided, the Corporation is required to repurchase the loan or reimburse the third party investor for the incurred loss. The maximum potential amount of future payments that the Corporation would be required to make under the recourse arrangements in the event of nonperformance by the borrowers is equivalent to the total outstanding balance of the residential mortgage loans serviced with recourse and interest, if applicable. During 2012, the Corporation repurchased approximately $ 157 million of unpaid principal balance in mortgage loans subject to the credit recourse provisions (2011 - $ 241 million). In the event of nonperformance by the borrower, the Corporation has rights to the underlying collateral securing the mortgage loan. The Corporation suffers losses on these loans when the proceeds from a foreclosure sale of the property underlying a defaulted mortgage loan are less than the outstanding principal balance of the loan plus any uncollected interest advanced and the costs of holding and disposing the related property. At December 31, 2012, the Corporation's liability established to cover the estimated credit loss exposure related to loans sold or serviced with credit recourse amounted to $ 52 million (December 31, 2011 - $ 59 million). The following table shows the changes in the Corporation's liability of estimated losses from these credit recourses agreements, included in the consolidated statements of financial condition during the years ended December 31, 2012 and 2011.

(In thousands)	2012	2011
Balance as of beginning of period	$58,659	$53,729
Additions for new sales	-	-
Provision for recourse liability	16,153	43,828
Net charge-offs / terminations	(23,139)	(38,898)
Balance as of end of period	$51,673	$58,659

The probable losses to be absorbed under the credit recourse arrangements are recorded as a liability when the loans are sold and are updated by accruing or reversing expense (categorized in the line item “adjustments (expense) to indemnity reserves on loans sold” in the consolidated statements of operations) throughout the life of the loan, as necessary, when additional relevant information becomes available. The methodology used to estimate the recourse liability is a function of the recourse arrangements given and considers a variety of factors, which include actual defaults and historical loss experience, foreclosure rate, estimated future defaults and the probability that a loan would be delinquent. Statistical methods are used to estimate the recourse liability. Expected loss rates are applied to different loan segmentations. The expected loss, which represents the amount expected to be lost on a given loan, considers the probability of default and loss severity. The probability of default represents the probability that a loan in good standing would become 90 days delinquent within the following twelve-month period. Regression analysis quantifies the relationship between the default event and loan-specific characteristics, including credit scores, loan-to-value ratios, and loan aging, among others.

When the Corporation sells or securitizes mortgage loans, it generally makes customary representations and warranties regarding the characteristics of the loans sold. The Corporation's mortgage operations in Puerto Rico group conforming mortgage loans into pools which are exchanged for FNMA and GNMA mortgage-backed securities, which are generally sold to private investors, or are sold directly to FNMA or other private investors for cash. As required under the government agency programs, quality review procedures are performed by the Corporation to ensure that asset guideline qualifications are met. To the extent the loans do not meet specified characteristics, the Corporation may be required to repurchase such loans or indemnify for losses and bear any subsequent loss related to the loans. Repurchases under representation and warranty arrangements in which the Corporation's Puerto Rico banking subsidiaries were obligated to repurchase the loans amounted to $ 3.2 million in unpaid principal balance with losses amounting to $ 0.5 million for the year ended December 31, 2012 ($ 22 million and $ 2.5 million, respectively, at December 31, 2011). A substantial amount of these loans reinstate to performing status or have mortgage insurance, and thus the ultimate losses on the loans are not deemed significant.

During the quarter ended June 30, 2011, the Corporation's banking subsidiary, BPPR, reached an agreement (the “June 2011 agreement”) with the FDIC, as receiver for a local Puerto Rico institution, and the financial institution with respect to a loan servicing portfolio that BPPR services since 2008, related to FHLMC and GNMA pools. The loans were originated and sold by the financial institution and the servicing rights were transferred to BPPR in 2008. As part of the 2008 servicing agreement, the financial institution was required to repurchase from BPPR any loans that BPPR, as servicer, was required to repurchase from the investors under representation and warranty obligations. As part of the June 2011 agreement, the Corporation received cash to discharge the financial institution from any repurchase obligation and other claims over the related serviced portfolio, for which the Corporation recorded a representation and warranty reserve. At December 31, 2012, this reserve amounted to $ 7.6 million and the related portfolio amounted approximately to $2.9 billion (December 31, 2011 - $ 8.5 million and $3.5 billion, respectively).

Servicing agreements relating to the mortgage-backed securities programs of FNMA and GNMA, and to mortgage loans sold or serviced to certain other investors, including FHLMC, require the Corporation to advance funds to make scheduled payments of principal, interest, taxes and insurance, if such payments have not been received from the borrowers. At December 31, 2012, the Corporation serviced $ 16.7 billion in mortgage loans for third-parties, including the loans serviced with credit recourse (December 31, 2011 - $ 17.3 billion). The Corporation generally recovers funds advanced pursuant to these arrangements from the mortgage owner, from liquidation proceeds when the mortgage loan is foreclosed or, in the case of FHA/VA loans, under the applicable FHA and VA insurance and guarantees programs. However, in the meantime, the Corporation must absorb the cost of the funds it advances during the time the advance is outstanding. The Corporation must also bear the costs of attempting to collect on delinquent and defaulted mortgage loans. In addition, if a defaulted loan is not cured, the mortgage loan would be canceled as part of the foreclosure proceedings and the Corporation would not receive any future servicing income with respect to that loan. At December 31, 2012, the outstanding balance of funds advanced by the Corporation under such mortgage loan servicing agreements was approximately $19 million (December 31, 2011 - $32 million). To the extent the mortgage loans underlying the Corporation's servicing portfolio experience increased delinquencies, the Corporation would be required to dedicate additional cash resources to comply with its obligation to advance funds as well as incur additional administrative costs related to increases in collection efforts.

At December 31, 2012, the Corporation has reserves for customary representation and warranties related to loans sold by its U.S. subsidiary E-LOAN prior to 2009. These loans had been sold to investors on a servicing released basis subject to certain representation and warranties. Although the risk of loss or default was generally assumed by the investors, the Corporation made certain representations relating to borrower creditworthiness, loan documentation and collateral, which if not correct, may result in requiring the Corporation to repurchase the loans or indemnify investors for any related losses associated to these loans. At December 31, 2012, the Corporation's reserve for estimated losses from such representation and warranty arrangements amounted to $ 8 million, which was included as part of other liabilities in the consolidated statement of financial condition (December 31, 2011 - $ 11 million). E-LOAN is no longer originating and selling loans since the subsidiary ceased these activities in 2008. On a quarterly basis, the Corporation reassesses its estimate for expected losses associated to E-LOAN's customary representation and warranty arrangements. The analysis incorporates expectations on future disbursements based on quarterly repurchases and make-whole events. The analysis also considers factors such as the average length-time between the loan's funding date and the loan repurchase date, as observed in the historical loan data. Make-whole events are typically defaulted cases in which the investor attempts to recover by collateral or guarantees, and the seller is obligated to cover any impaired or unrecovered portion of the loan. Claims have been predominantly for first mortgage agency loans and principally consist of underwriting errors related to undisclosed debt or missing documentation. The following table presents the changes in the Corporation's liability for estimated losses associated with customary representations and warranties related to loans sold by E-LOAN, included in the consolidated statement of financial condition for the years ended December 31, 2012 and 2011.

(In thousands)	2012	2011
Balance as of beginning of period	$10,625	$30,659
Additions for new sales	-	-
(Reversal) provision for representation and warranties	(1,836)	(4,936)
Net charge-offs / terminations	(1,049)	(2,198)
Other - settlements paid	-	(12,900)
Balance as of end of period	$7,740	$10,625

Popular, Inc. Holding Company (“PIHC”) fully and unconditionally guarantees certain borrowing obligations issued by certain of its wholly-owned consolidated subsidiaries amounting to $ 0.5 billion at December 31, 2012 (December 31, 2011 - $ 0.7 billion). In addition, at December 31, 2012 and December 31, 2011, PIHC fully and unconditionally guaranteed on a subordinated basis $ 1.4 billion of capital securities (trust preferred securities) issued by wholly-owned issuing trust entities to the extent set forth in the applicable guarantee agreement. Refer to Note 22 to the consolidated financial statements for further information on the trust preferred securities.

(In thousands)	2012	2011
Balance as of beginning of period	$58,659	$53,729
Additions for new sales	-	-
Provision for recourse liability	16,153	43,828
Net charge-offs / terminations	(23,139)	(38,898)
Balance as of end of period	$51,673	$58,659

(In thousands)	2012	2011
Balance as of beginning of period	$10,625	$30,659
Additions for new sales	-	-
(Reversal) provision for representation and warranties	(1,836)	(4,936)
Net charge-offs / terminations	(1,049)	(2,198)
Other - settlements paid	-	(12,900)
Balance as of end of period	$7,740	$10,625

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies Disclosure Text Block

Note 27 – Commitments and contingencies

Off-balance sheet risk

The Corporation is a party to financial instruments with off-balance sheet credit risk in the normal course of business to meet the financial needs of its customers. These financial instruments include loan commitments, letters of credit, and standby letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition.

The Corporation's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit, standby letters of credit and financial guarantees written is represented by the contractual notional amounts of those instruments. The Corporation uses the same credit policies in making these commitments and conditional obligations as it does for those reflected on the consolidated statements of financial condition.

Financial instruments with off-balance sheet credit risk, whose contract amounts represent potential credit risk as of the end of the periods presented were as follows:

	December 31,
(In thousands)	2012	2011
Commitments to extend credit:
Credit card lines	$4,379,071	$4,297,755
Commercial lines of credit	2,044,382	2,039,629
Other unused credit commitments	351,537	358,572
Commercial letters of credit	20,634	11,632
Standby letters of credit	127,519	124,709
Commitments to originate mortgage loans	41,187	53,323

At December 31, 2012, the Corporation maintained a reserve of approximately $5 million for potential losses associated with unfunded loan commitments related to commercial and consumer lines of credit (2011 - $15 million).

Other commitments

At December 31, 2012, the Corporation also maintained other non-credit commitments for $10 million, primarily for the acquisition of other investments (2011 - $10 million).

Business concentration

Since the Corporation's business activities are currently concentrated primarily in Puerto Rico, its results of operations and financial condition are dependent upon the general trends of the Puerto Rico economy and, in particular, the residential and commercial real estate markets.  The concentration of the Corporation's operations in Puerto Rico exposes it to greater risk than other banking companies with a wider geographic base.  Its asset and revenue composition by geographical area is presented in Note 41 to the consolidated financial statements.

The Corporation's loan portfolio is diversified by loan category. However, approximately $13.3 billion, or 64% of the Corporation's loan portfolio not covered under the FDIC loss sharing agreements, excluding loans held-for-sale, at December 31, 2012, consisted of real estate related loans, including residential mortgage loans, construction loans and commercial loans secured by commercial real estate (2011 - $12.5 billion, or 61%).

Except for the Corporation's exposure to the Puerto Rico Government sector, no individual or single group of related accounts is considered material in relation to our total assets or deposits, or in relation to our overall business. At December 31, 2012, the Corporation had approximately $0.9 billion of credit facilities granted to the Puerto Rico Government, its municipalities and public corporations, of which $75 million were uncommitted lines of credit (2011 - $1 billion and $215 million, respectively). Of the total credit facilities granted, $749 million was outstanding at December 31, 2012, of which $61 million were uncommitted lines of credit (2011 - $799 million and $0, respectively). As part of its investment securities portfolio, the Corporation had $217 million in obligations issued or guaranteed by the Puerto Rico Government, its municipalities and public corporations at December 31, 2012 (2011 - $269 million).

Additionally, the Corporation holds consumer mortgage loans with an outstanding balance of $294 million at December 31, 2012 that are guaranteed by the Puerto Rico Housing Authority (2011- $294 million).  These mortgage loans are secured by the underlying properties and the guarantees serve to cover any shortfall in collateral in the event of a borrower default.

Other contingencies

As indicated in Notes 4 and 12 to the consolidated financial statements, as part of the loss sharing agreements related to the Westernbank FDIC-assisted transaction, the Corporation agreed to make a true-up payment to the FDIC on the date that is 45 days following the last day of the final shared loss month, or upon the final disposition of all covered assets under the loss sharing agreements in the event losses on the loss sharing agreements fail to reach expected levels. The true-up payment obligation was estimated at $112 million at December 31, 2012 (2011 - $98 million).

Legal Proceedings

The nature of Popular's business ordinarily results in a certain number of claims, litigation, investigations, and legal and administrative cases and proceedings. When the Corporation determines it has meritorious defenses to the claims asserted, it vigorously defends itself. The Corporation will consider the settlement of cases (including cases where it has meritorious defenses) when, in management's judgment, it is in the best interest of both the Corporation and its shareholders to do so.

On at least a quarterly basis, Popular assesses its liabilities and contingencies in connection with outstanding legal proceedings utilizing the latest information available. For matters where it is probable that the Corporation will incur a material loss and the amount can be reasonably estimated, the Corporation establishes an accrual for the loss. Once established, the accrual is adjusted on at least a quarterly basis as appropriate to reflect any relevant developments. For matters where a material loss is not probable or the amount of the loss cannot be estimated, no accrual is established.

In certain cases, exposure to loss exists in excess of the accrual to the extent such loss is reasonably possible, but not probable. Management believes and estimates that the aggregate range of reasonably possible losses (with respect to those matters where such limits may be determined, in excess of amounts accrued), for current legal proceedings ranges from $0 to approximately $19.9 million as of December 31, 2012. For certain other cases, management cannot reasonably estimate the possible loss at this time. Any estimate involves significant judgment, given the varying stages of the proceedings (including the fact that many of them are currently in preliminary stages), the existence of multiple defendants in several of the current proceedings whose share of liability has yet to be determined, the numerous unresolved issues in many of the proceedings, and the inherent uncertainty of the various potential outcomes of such proceedings. Accordingly, management's estimate will change from time-to-time, and actual losses may be more or less than the current estimate.

While the final outcome of legal proceedings is inherently uncertain, based on information currently available, advice of counsel, and available insurance coverage, management believes that the amount it has already accrued is adequate and any incremental liability arising from the Corporation's legal proceedings will not have a material adverse effect on the Corporation's consolidated financial position as a whole. However, in the event of unexpected future developments, it is possible that the ultimate resolution of these matters, if unfavorable, may be material to the Corporation's consolidated financial position in a particular period.

Ongoing Class Action Litigation

Banco Popular is currently a defendant in two class action lawsuits arising from its consumer banking and trust-related activities:

  The Overdraft Fee Litigation

On October 7, 2010, a putative class action for breach of contract and damages captioned Almeyda-Santiago v. Banco Popular de Puerto Rico, was filed in the Puerto Rico Court of First Instance against Banco Popular. The complaint essentially asserts that plaintiff and others similarly situated who plaintiff purports to represent have suffered damages because of Banco Popular's allegedly fraudulent overdraft fee practices in connection with debit card transactions.  Such practices allegedly consist of: (a) the reorganization of electronic debit transactions in high-to-low order so as to multiply the number of overdraft fees assessed on its customers; (b) the assessment of overdraft fees even when clients have not overdrawn their accounts; (c) the failure to disclose, or to adequately disclose, its overdraft policy to its customers; and (d) the provision of false and fraudulent information regarding its clients' account balances at point of sale transactions and on its website. Plaintiff seeks damages, restitution and provisional remedies against Banco Popular for breach of contract, abuse of trust, illegal conversion and unjust enrichment. On January 13, 2011, Banco Popular submitted a motion to dismiss the complaint.

In January 2012, the parties to the Almeyda action entered into a memorandum of understanding. Under the terms of this memorandum of understanding, subject to certain customary conditions, including court approval of a final settlement agreement, and in consideration for the full and final settlement and release of all defendants, the parties agreed that the amount of $0.4 million will be paid by defendants, which amount, net of attorneys' fees, shall be donated to one or more non-profit consumer financial counseling services organizations based in Puerto Rico. A settlement stipulation and a joint motion for preliminary approval of such settlement were filed on July 3, 2012 and approve by the Court on September 6, 2012.

On January 16, 2013, a reasonableness hearing was held in the matter of reference. Counsel for both parties appeared, as well as representatives from the three non-profit organizations that were proposed as potential recipients of the settlement funds (Consumer Credit Counseling Service, Fundación Comunitaria and Proyecto PECES). The Court was informed that all class-members had been notified of the proposed settlement. The Court thereafter interviewed the representatives from the three non-profits and approved their designation. The parties agreed to file a proposed Final Order and Judgment. The Court requested that, upon the entering of the final judgment, a public notice be published to inform class-members of their right to seek consumer counseling services from these organizations.

  The Bank-as-Trustee Litigation

On December 13, 2010, Popular was served with a class action complaint captioned García Lamadrid, et al. v. Banco Popular de Puerto Rico, et al., filed in the Puerto Rico Court of First Instance. The complaint generally seeks damages against Banco Popular de Puerto Rico, other defendants and their respective insurance companies for their alleged breach of certain fiduciary duties, breach of contract, and alleged violations of local tort law. Plaintiffs seek in excess of $600 million in damages, plus costs and attorneys fees.

More specifically, plaintiffs - Guillermo García Lamadrid and Benito del Cueto Figueras - are suing Defendant BPPR for the losses they (and others) experienced through their investment in the RG Financial Corporation-backed Conservation Trust Fund securities. Plaintiffs essentially claim that Banco Popular allegedly breached its purported fiduciary duty to keep all relevant parties informed of any developments that could affect the Conservation Trust notes or that could become an event of default under the relevant trust agreements; and that in so doing, it acted imprudently, unreasonably and with gross negligence. Popular and the other defendants submitted separate motions to dismiss on or about February 28, 2011. Plaintiffs submitted a consolidated opposition thereto on April 15, 2011. The parties were allowed to submit replies and surreplies to such motions and the motions have now been deemed submitted by the Court and are pending resolution. An argumentative hearing on this motion was held on July 3, 2012. At the hearing, the Court requested supplemental briefs on the matters at issue. Such motions were submitted on August 8, 2012.

Banco Popular North America is currently a defendant in one class action lawsuit arising from its consumer banking activity.

On November 21, 2012, BPNA was served with a class action complaint filed in the New York State Supreme Court (New York County), whereby plaintiffs (existing BPNA customers) allege, among other things, that BPNA engages in unfair and deceptive acts and trade practices relative to the assessment of overdraft fees and payment processing on consumer deposit accounts. The complaint further alleges that BPNA improperly disclosed its consumer overdraft policies and, additionally, that the overdraft rates and fees assessed by BPNA violate New York's usury laws. The complaint seeks unspecified damages, including punitive damages, interest, disbursements, and attorneys' fees and costs.

BPNA removed the case to federal court (S.D.N.Y.), and plaintiffs subsequently filed a motion to remand the action to state court. BPNA is awaiting the court's ruling on remand to determine procedural posture and next steps.

Non-consolidated variable interest entities	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Disclosure Of Variable Interest Entities [Text Block]

Note 28 – Non-consolidated variable interest entities

The Corporation is involved with four statutory trusts which it established to issue trust preferred securities to the public. Also, it established Popular Capital Trust III for the purpose of exchanging Series C preferred stock shares held by the U.S. Treasury for trust preferred securities issued by this trust. These trusts are deemed to be VIEs since the equity investors at risk have no substantial decision-making rights. The Corporation does not have a significant variable interest in these trusts. Neither the residual interest held, since it was never funded in cash, nor the loan payable to the trusts is considered a variable interest since they create variability.

Also, it is involved with various special purpose entities mainly in guaranteed mortgage securitization transactions, including GNMA and FNMA. These special purpose entities are deemed to be VIEs since they lack equity investments at risk. The Corporation's continuing involvement in these guaranteed loan securitizations includes owning certain beneficial interests in the form of securities as well as the servicing rights retained. The Corporation is not required to provide additional financial support to any of the variable interest entities to which it has transferred the financial assets. The mortgage-backed securities, to the extent retained, are classified in the Corporation's consolidated statement of financial condition as available-for-sale or trading securities.

ASU 2009-17 requires that an ongoing primary beneficiary assessment should be made to determine whether the Corporation is the primary beneficiary of any of the variable interest entities (“VIEs”) it is involved with. The conclusion on the assessment of these trusts and guaranteed mortgage securitization transactions has not changed since their initial evaluation. The Corporation concluded that it is still not the primary beneficiary of these VIEs, and therefore, are not required to be consolidated in the Corporation's financial statements at December 31, 2012.

The Corporation concluded that it did not hold a controlling financial interest in these trusts since the decisions of the trust are predetermined through the trust documents and the guarantee of the trust preferred securities is irrelevant since in substance the sponsor is guaranteeing its own debt. In the case of the guaranteed mortgage securitization transactions, the Corporation concluded that, essentially, these entities (FNMA and GNMA) control the design of their respective VIEs, dictate the quality and nature of the collateral, require the underlying insurance, set the servicing standards via the servicing guides and can change them at will, and remove a primary servicer with cause, and without cause in the case of FNMA. Moreover, through their guarantee obligations, agencies (FNMA and GNMA) have the obligation to absorb losses that could be potentially significant to the VIE.

The Corporation holds variable interests in these VIEs in the form of agency mortgage-backed securities and collateralized mortgage obligations, including those securities originated by the Corporation and those acquired from third parties. Additionally, the Corporation holds agency mortgage-backed securities, agency collateralized mortgage obligations and private label collateralized mortgage obligations issued by third party VIEs in which it has no other form of continuing involvement. Refer to Note 31 to the consolidated financial statements for additional information on the debt securities outstanding at December 31, 2012 and 2011, which are classified as available-for-sale and trading securities in the Corporation's consolidated statement of financial condition. In addition, the Corporation may retain the right to service the transferred loans in those government-sponsored special purpose entities (“SPEs”) and may also purchase the right to service loans in other government-sponsored SPEs that were transferred to those SPEs by a third-party. Pursuant to ASC Subtopic 810-10, the servicing fees that the Corporation receives for its servicing role are considered variable interests in the VIEs since the servicing fees are subordinated to the principal and interest that first needs to be paid to the mortgage-backed securities' investors and to the guaranty fees that need to be paid to the federal agencies.

The following table presents the carrying amount and classification of the assets related to the Corporation's variable interests in non-consolidated VIEs and the maximum exposure to loss as a result of the Corporation's involvement as servicer with non-consolidated VIEs at December 31, 2012 and 2011.

(In thousands)	2012	2011
Assets
Servicing assets:
Mortgage servicing rights	$105,246	$101,511
Total servicing assets	$105,246	$101,511
Other assets:
Servicing advances	$1,106	$3,027
Total other assets	$1,106	$3,027
Total assets	$106,352	$104,538
Maximum exposure to loss	$106,352	$104,538

The size of the non-consolidated VIEs, in which the Corporation has a variable interest in the form of servicing fees, measured as the total unpaid principal balance of the loans, amounted to $9.2 billion at December 31, 2012 ($9.4 billion at December 31, 2011).

Maximum exposure to loss represents the maximum loss, under a worst case scenario, that would be incurred by the Corporation, as servicer for the VIEs, assuming all loans serviced are delinquent and that the value of the Corporation's interests and any associated collateral declines to zero, without any consideration of recovery. The Corporation determined that the maximum exposure to loss includes the fair value of the MSRs and the assumption that the servicing advances at December 31, 2012 and 2011 will not be recovered. The agency debt securities are not included as part of the maximum exposure to loss since they are guaranteed by the related agencies.

In September of 2011, BPPR sold construction and commercial real estate loans with a fair value of $148 million, and most of which were non-performing, to a newly created joint venture, PRLP 2011 Holdings, LLC. The joint venture is majority owned by Caribbean Property Group (“CPG”), Goldman Sachs & Co. and East Rock Capital LLC. The joint venture was created for the limited purpose of acquiring the loans from BPPR; servicing the loans through a third-party servicer; ultimately working out, resolving and/or foreclosing the loans; and indirectly owning, operating, constructing, developing, leasing and selling any real properties acquired by the joint venture through deed in lieu of foreclosure, foreclosure, or by resolution of any loan.

BPPR provided financing to the joint venture for the acquisition of the loans in an amount equal to the sum of 57% of the purchase price of the loans, or $84 million, and $2 million of closing costs, for a total acquisition loan of $86 million. The acquisition loan has a 5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points and is secured by a pledge of all of the acquiring entity's assets. In addition, BPPR provided the joint venture with a non-revolving advance facility of $68.5 million to cover unfunded commitments and costs-to-complete related to certain construction projects, and a revolving working capital line of $20 million to fund certain operating expenses of the joint venture. Cash proceeds received by the joint venture will be first used to cover debt service payments for the acquisition loan, advance facility, and the working capital line described above which must be paid in full before proceeds can be used for other purposes. The distributable cash proceeds will be determined based on a pro-rata basis in accordance with the respective equity ownership percentages. BPPR's equity interest in the joint venture ranks pari-passu with those of other parties involved. As part of the transaction, BPPR received $ 48 million in cash and a 24.9% equity interest in the joint venture. The Corporation is not required to provide any other financial support to the joint venture.

BPPR accounted for this transaction as a true sale pursuant to ASC Subtopic 860-10 and thus recognized the cash received, its equity investment in the joint venture, and the acquisition loan provided to the joint venture and derecognized the loans sold.

The Corporation has determined that PRLP 2011 Holdings, LLC is a VIE but it is not the primary beneficiary. All decisions are made by CPG (or an affiliate thereof) (the “Manager”), except for certain limited material decisions which would require the unanimous consent of all members. The Manager is authorized to execute and deliver on behalf of the joint venture any and all documents, contracts, certificates, agreements and instruments, and to take any action deemed necessary in the benefit of the joint venture. Also, the Manager delegates the day-to-day management and servicing of the loans to CPG Island Servicing, LLC, an affiliate of CPG, which contracted Archon, an affiliate of Goldman Sachs, to act as subservicer, but it has the responsibility to oversee such servicing responsibilities.

The Corporation holds variable interests in this VIE in the form of the 24.9% equity interest and the financing provided to the joint venture. The equity interest is accounted for using the equity method of accounting pursuant to ASC Subtopic 323-10.

The initial fair value of the Corporation's equity interest in the joint venture was determined based on the fair value of the loans transferred to the joint venture of $148 million, which represented the purchase price of the loans agreed by the parties and was an arm's-length transaction between market participants in accordance with ASC Topic 820, reduced by the acquisition loan provided by BPPR to the joint venture, for a total net equity of $ 63 million. Accordingly, the 24.9% equity interest held by the Corporation was valued at $16 million. Thus, the fair value of the equity interest is considered a Level 2 fair value measurement since the inputs were based on observable market inputs.

The following table presents the carrying amount and classification of the assets related to the Corporation's variable interests in the non-consolidated VIE, PRLP 2011 Holdings, LLC and its maximum exposure to loss at December 31:

(In thousands)	2012	2011
Assets
Loans held-in-portfolio:
Acquisition loan	$39,775	$64,711
Advance facility advances	5,315	-
Total loans held-in-portfolio	$45,090	$64,711
Accrued interest receivable	$122	$-
Other assets:
Investment in PRLP 2011 Holdings LLC	$35,969	$37,561
Total other assets	$35,969	$37,561
Total assets	$81,181	$102,272
Deposits	$(5,334)	$(48)
Total liabilities	$(5,334)	$(48)
Total net assets	$75,847	$102,224
Maximum exposure to loss	$75,847	$102,224

The Corporation determined that the maximum exposure to loss under a worst case scenario at December 31, 2012 would be not recovering the carrying amount of the acquisition loan, the advances on the advance facility and working capital line, if any, and the equity interest held by the Corporation, net of deposits.

Derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

Note 29 – Derivative instruments and hedging activities

The use of derivatives is incorporated as part of the Corporation's overall interest rate risk management strategy to minimize significant unplanned fluctuations in earnings and cash flows that are caused by interest rate volatility. The Corporation's goal is to manage interest rate sensitivity by modifying the repricing or maturity characteristics of certain balance sheet assets and liabilities so that the net interest income is not materially affected by movements in interest rates. The Corporation uses derivatives in its trading activities to facilitate customer transactions, and as a means of risk management. As a result of interest rate fluctuations, hedged fixed and variable interest rate assets and liabilities will appreciate or depreciate in fair value. The effect of this unrealized appreciation or depreciation is expected to be substantially offset by the Corporation's gains or losses on the derivative instruments that are linked to these hedged assets and liabilities. As a matter of policy, the Corporation does not use highly leveraged derivative instruments for interest rate risk management.

By using derivative instruments, the Corporation exposes itself to credit and market risk. If a counterparty fails to fulfill its performance obligations under a derivative contract, the Corporation's credit risk will equal the fair value of the derivative asset. Generally, when the fair value of a derivative contract is positive, this indicates that the counterparty owes the Corporation, thus creating a repayment risk for the Corporation. To manage the level of credit risk, the Corporation deals with counterparties of good credit standing, enters into master netting agreements whenever possible and, when appropriate, obtains collateral. On the other hand, when the fair value of a derivative contract is negative, the Corporation owes the counterparty and, therefore, the fair value of derivatives liabilities incorporates nonperformance risk or the risk that the obligation will not be fulfilled.

The credit risk attributed to the counterparty's nonperformance risk is incorporated in the fair value of the derivatives. Additionally, as required by the fair value measurements guidance, the fair value of the Corporation's own credit standing is considered in the fair value of the derivative liabilities. During the year ended December 31, 2012, inclusion of the credit risk in the fair value of the derivatives resulted in loss of $0.5 million (2011 – gain of $ 1.1 million; 2010 – loss of $ 0.5 million) resulting from the Corporation's credit standing adjustment and a gain of $3.4 million (2011 – loss of $1.7 million; 2010 – gain of $0.3 million) from the assessment of the counterparties' credit risk.

Market risk is the adverse effect that a change in interest rates, currency exchange rates, or implied volatility rates might have on the value of a financial instrument. The Corporation manages the market risk associated with interest rates and, to a limited extent, with fluctuations in foreign currency exchange rates by establishing and monitoring limits for the types and degree of risk that may be undertaken.

Pursuant to the Corporation's accounting policy, the fair value of derivatives is not offset with the amounts for the right to reclaim cash collateral or the obligation to return cash collateral. At December 31, 2012, the amount recognized for the right to reclaim cash collateral under master netting agreements was $46 million and the amount recognized for the obligation to return cash collateral was $ 1 million (December 31, 2011 - $ 72 million and $ 2 million, respectively).

Certain of the Corporation's derivative instruments include financial covenants tied to the corresponding banking subsidiary's well-capitalized status and credit rating. These agreements could require exposure collateralization, early termination or both. The aggregate fair value of all derivative instruments with contingent features that were in a liability position at December 31, 2012 was $31 million (December 31, 2011 - $ 57 million). Based on the contractual obligations established on these derivative instruments, the Corporation has fully collateralized these positions by pledging collateral of $46 million at December 31, 2012 (December 31, 2011 - $ 72 million).

Financial instruments designated as cash flow hedges or non-hedging derivatives outstanding at December 31, 2012 and December 31, 2011 were as follows:

	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2012	2011	classification	2012	2011	classification	2012	2011
Derivatives designated as
hedging instruments:
Forward contracts	$281,000	$137,301	Other assets	$31	$6	Other liabilities	$521	$1,179
Total derivatives designated
as hedging instruments	$281,000	$137,301		$31	$6		$521	$1,179
Derivatives not designated
as hedging instruments:
Forward contracts	$53,100	$114,809	Trading account securities	$10	$1	Other liabilities	$18	$236
Interest rate swaps	766,668	1,351,386	Other assets	28,136	51,078	Other liabilities	31,008	56,963
Foreign currency forward contracts	143	1,006	Other assets	2	20	Other liabilities	1	14
Interest rate floors	-	22,664	Other assets	-	233	Other liabilities	-	233
Indexed options on deposits	86,389	73,224	Other assets	13,756	10,549	-	-	-
Bifurcated embedded options	83,620	82,154	-	-	-	Interest bearing deposits	11,037	8,075
Total derivatives not
designated as
hedging instruments:	$989,920	$1,645,243		$41,904	$61,881		$42,064	$65,521
Total derivative assets
and liabilities	$1,270,920	$1,782,544		$41,935	$61,887		$42,585	$66,700

Cash Flow Hedges

The Corporation utilizes forward contracts to hedge the sale of mortgage-backed securities with duration terms over one month. Interest rate forwards are contracts for the delayed delivery of securities, which the seller agrees to deliver on a specified future date at a specified price or yield. These forward contracts are hedging a forecasted transaction and thus qualify for cash flow hedge accounting. Changes in the fair value of the derivatives are recorded in other comprehensive income (loss). The amount included in accumulated other comprehensive income (loss) corresponding to these forward contracts is expected to be reclassified to earnings in the next twelve months. These contracts have a maximum remaining maturity of 78 days at December 31, 2012.

For cash flow hedges, net gains (losses) on derivative contracts that are reclassified from accumulated other comprehensive income (loss) to current period earnings are included in the line item in which the hedged item is recorded and during the period in which the forecasted transaction impacts earnings, as presented in the tables below.

Year ended December 31, 2012
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(13,509)	Trading account profit	$(14,119)	$(44)
Total	$(13,509)		$(14,119)	$(44)

Year ended December 31, 2011
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(11,678)	Trading account profit	$(9,686)	$(116)
Total	$(11,678)		$(9,686)	$(116)

Year ended December 31, 2010
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(6,697)	Trading account profit	$(6,433)	$-
Total	$(6,697)		$(6,433)	$-

Fair Value Hedges

At December 31, 2012 and 2011, there were no derivatives designated as fair value hedges.

Non-Hedging Activities

For the year ended December 31, 2012, the Corporation recognized a loss of $ 4.8 million (2011 – loss of $ 33.0 million; 2010 – loss of $ 9.4 million) related to its non-hedging derivatives, as detailed in the table below.

	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2012	2011	2010
Forward contracts	Trading account profit	$(8,046)	$(32,517)	$(10,172)
Interest rate swaps	Other operating income	2,953	(1,382)	(910)
Foreign currency forward contracts	Other operating income	31	23	10
Foreign currency forward contracts	Interest expense	(5)	3	3
Indexed options on deposits	Interest expense	1,965	(20)	1,247
Bifurcated embedded options	Interest expense	(1,735)	920	408
Total		$(4,837)	$(32,973)	$(9,414)

Forward Contracts

The Corporation has forward contracts to sell mortgage-backed securities, which are accounted for as trading derivatives. Changes in their fair value are recognized in trading account profit (loss).

Interest Rates Swaps and Foreign Currency and Exchange Rate Commitments

In addition to using derivative instruments as part of its interest rate risk management strategy, the Corporation also utilizes derivatives, such as interest rate swaps and foreign exchange forward contracts, in its capacity as an intermediary on behalf of its customers. The Corporation minimizes its market risk and credit risk by taking offsetting positions under the same terms and conditions with credit limit approvals and monitoring procedures. Market value changes on these swaps and other derivatives are recognized in earnings in the period of change.

Interest Rate Caps and Floors

The Corporation enters into interest rate caps and floors as an intermediary on behalf of its customers and simultaneously takes offsetting positions under the same terms and conditions, thus minimizing its market and credit risks.

Index and Embedded Options

The Corporation offers certain customers' deposits whose return are tied to the performance of the Standard and Poor's (“S&P 500”) stock market indexes, and other deposits whose returns are tied to other stock market indexes or other equity securities performance. The Corporation bifurcated the related options embedded within these customers' deposits from the host contract in accordance with ASC 815-15. In order to limit the Corporation's exposure to changes in these indexes, the Corporation purchases index options which returns are tied to the same indexes from major broker dealer companies in the over the counter market. Accordingly, the embedded options and the related index options are marked-to-market through earnings.

Related party transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 30 – Related party transactions

The Corporation grants loans to its directors, executive officers and certain related individuals or organizations in the ordinary course of business. The movement and balance of these loans were as follows:

	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2010	$3,481	$96,045	$99,526
New loans	2,769	28,266	31,035
Payments	(725)	(24,223)	(24,948)
Other changes	(65)	-	(65)
Balance at December 31, 2011	$5,460	$100,088	$105,548
New loans	311	51,623	51,934
Payments	(786)	(36,667)	(37,453)
Other changes	(38)	(6,837)	(6,875)
Balance at December 31, 2012	$4,947	$108,207	$113,154

The amounts reported as “other changes” include items such as changes in the status of those who are considered related parties and loans sold.

At December 31, 2012, the Corporation's banking subsidiaries held deposits from related parties, excluding EVERTEC, amounting to $ 23 million (2011 - $ 36 million).

From time to time, the Corporation, in the ordinary course of business, obtains services from related parties or makes contributions to non-profit organizations that have some association with the Corporation. Management believes the terms of such arrangements are consistent with arrangements entered into with independent third parties.

During 2012, the Corporation engaged, in the ordinary course of business, the legal services of certain law firms in Puerto Rico, in which the Secretary of the Board of Directors of Popular, Inc. and immediate family members of one executive officer of the Corporation acted as senior counsel or as partner. The fees paid to these law firms for the year 2012 amounted to approximately $1.9 million (2011 - $3 million).

For the year ended December 31, 2012, the Corporation made contributions of approximately $0.6 million to Banco Popular Foundations, which are not-for-profit corporations dedicated to philanthropic work (2011 - $0.6 million).

In August 2009, BPPR sold part of the real estate assets and related construction permits of a residential construction project to a limited liability company (the “LLC”) for $13.5 million. The LLC is controlled by two family members of an executive officer of the Corporation, one which is a director of the Corporation. BPPR provided a loan facility, consisting of a term loan and a revolving line of credit, to finance the acquisition and completion of the residential construction project. The loan was collateralized by the real estate acquired. On September 28, 2012, the loans were sold by the Bank to an unaffiliated third party for $6.6 million. The outstanding unpaid principal balance of the loans on the date of sale was $17.8 million.

As of December 31, 2012, an entity controlled by a director and one family member had a $2.5 million commercial line of credit with BPPR, which had an outstanding balance of $2.2 million as of such date. The facility was secured by a combination of securities and real estate property. The line of credit was repaid in its entirety and cancelled in January 2013.

A director of the Corporation and entities controlled by him has a series of loan relationships with BPPR, which were restructured in March 2012. The aggregate amount of the credit facilities restructured approximated $1.8 million, of which approximately $1.5 million was outstanding at the time of the restructuring. As part of the restructuring, certain lines of credit were converted to term loans. The modified credit facilities are considered troubled debt restructurings because of the approved term extensions which could be viewed as an accommodation to a borrower to ensure continued compliance with its obligations. During 2012, one of the credit facilities with an outstanding balance of $0.3 million was paid in full. As of December 31, 2012 the term loans had an aggregate outstanding balance of $1.2 million.

In October 2007, a corporation, in which a family member of a director owns a 50% equity interest, obtained a $3.9 million loan from BPPR to acquire a parcel of property on which it intended to develop a residential project in Puerto Rico. Certain of the director's family members personally guaranteed the loan. The borrower also obtained a $250,000 unsecured line of credit from BPPR. The project was never constructed as a result of a series of legal challenges regarding the zoning approvals and went into default. BPPR commenced foreclosure and collection proceedings against both the borrower and the guarantors in April 2010. At December 31, 2012, the loan was classified as held-for-sale and was not accruing interest. At December 31, 2012, the carrying value of the loan amounted to $2.0 million.

In June 2006, family members of a director of the Corporation, obtained an $828,000 mortgage loan from Popular Mortgage, Inc., secured by a residential property. The director was not a director of the Corporation at the time the loan was made. In March, 2012 the loan was restructured under the Corporation's loss mitigation program. The client is current under modified payment terms. The balance due on the loan at December 31, 2012 was approximately $0.9 million.

In November 2007, family members of an executive officer and member of the Board of Directors of the Corporation, obtained a $1.35 million mortgage loan from Popular Mortgage, secured by a residential property. The borrowers became delinquent on their payments commencing in September 2009 and after exhausting various collection and loss mitigation efforts BPPR commenced foreclosure procedures in October 2011, which are ongoing. The balance due on the loan at December 31, 2012, including accumulated interest, was approximately $1.7 million. At December 31, 2012, the Corporation had recorded a loss of approximately $500,000 on this loan.

The Corporation has had loan transactions with the Corporation's directors and officers, and with their associates, and proposes to continue such transactions in the ordinary course of its business, on substantially the same terms, including interest rates and collateral, as those prevailing for comparable loan transactions with third parties, except as disclosed above. Except as discussed above, the extensions of credit have not involved and do not currently involve more than normal risks of collection or present other unfavorable features.

Sale of Processing and Technology Business and Related party transactions with EVERTEC, as an affiliate

In 2010, the Corporation entered into a merger agreement, dated as of June 30, 2010, to sell a 51% interest in EVERTEC, including the merchant acquiring business of BPPR (the “EVERTEC transaction”), to funds managed by Apollo Management, L.P. (“Apollo”), an unrelated third-party, in a leveraged buyout.

On September 30, 2010, the Corporation completed the EVERTEC transaction. Following the consummation of the EVERTEC transaction, EVERTEC is now a wholly-owned subsidiary of Carib Holdings, Inc., a newly formed entity that is operated as a joint venture, with Apollo and the Corporation initially owning 51% and 49%, respectively, subject to pro rata dilution for certain issuances of capital stock to EVERTEC management. In connection with the leveraged buyout, EVERTEC issued financing in the form of unsecured senior notes and a participation in a syndicated loan (senior secured credit facility). As of December 31, 2012, the Corporation's holds a 48.5% interest in the holding company of Evertec.

The equity value of the Corporation's retained interest in the former subsidiary, as determined in an orderly transaction between market participants, takes into consideration the buyer's enterprise value of EVERTEC reduced by the debt incurred, net of debt issue costs, utilized as part of the sale transaction. Prospectively, the investment in EVERTEC is accounted for under the equity method and evaluated for impairment if events or circumstances indicate that a decrease in value of the investment has occurred that is other-than-temporary.

As part of the EVERTEC transaction, on September 30, 2010, the Corporation entered into certain ancillary agreements pursuant to which, among other things, EVERTEC provides various processing and information technology services to the Corporation and its subsidiaries and gives BPPR access to the ATH network owned and operated by EVERTEC by providing various services, in each case for initial terms of fifteen years.

The Corporation's equity in EVERTEC, including the impact of intra-entity eliminations, is presented in the table which follows and is included as part of “other assets” in the consolidated statements of financial condition. During the year ended December 31, 2012, the Corporation received net capital distributions of $155 million from its investments in EVERTEC's holding company, which included $5 million in dividend distributions.

(In thousands)	December 31, 2012	December 31, 2011
Equity investment in EVERTEC	$73,916	$191,072
Intra-company eliminations (detailed in next table)	27,209	11,944
Equity investment in EVERTEC, considering intra-company eliminations	$101,125	$203,016

The Corporation had the following financial condition accounts outstanding with EVERTEC at December 31, 2012 and 2011. The 51.5% majority interest represents the share of transactions with the affiliate that is not eliminated in the consolidation of the Corporation's statements of financial condition at December 31, 2012 (2011 - 51%).

	At December 31, 2012			At December 31, 2011
(In thousands)	100%	Popular's 48.5% interest (eliminations)	51.5% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest
Loans	$53,589	$25,980	$27,609	$53,215	$26,075	$27,140
Investment securities	35,000	16,968	18,032	35,000	17,150	17,850
Deposits	19,968	9,680	10,288	54,288	26,601	27,687
Accounts receivables (Other assets)	4,085	1,980	2,105	5,132	2,515	2,617
Accounts payable (Other liabilities)	16,582	8,039	8,543	14,684	7,195	7,489
Net total	$56,124	$27,209	$28,915	$24,375	$11,944	$12,431

The Corporation's proportionate share of income or loss from EVERTEC is included in other operating income in the consolidated statements of operations since October 1, 2010. The following table presents the Corporation's proportionate share of income (loss) from EVERTEC for the quarter and year ended December 31, 2012 and 2011.The unfavorable impact of the elimination in non-interest income presented in the table is principally offset by the elimination of 48.5% of the professional fees (operating expenses) paid by the Corporation to EVERTEC during the years ended December 31, 2012 (2011 - 49%).

	December 31,
(In thousands)	2012	2011
Share of income from the equity investment in EVERTEC	$38,274	$13,936
Intra-company eliminations considered in other operating income (detailed in next table)	(53,449)	(52,218)
Share of loss from the equity investment in EVERTEC, net of eliminations	$(15,175)	$(38,282)

The following tables present the impact of transactions and service payments between the Corporation and EVERTEC (as an affiliate) and their impact on the results of operations for the years ended December 31, 2012 and 2011. Items that represent expenses to the Corporation are presented with parenthesis. For consolidation purposes, for the year ended December 31, 2012, the Corporation eliminates 48.5% of the income (expense) between EVERTEC and the Corporation from the corresponding categories in the consolidated statements of operations and the net effect of all items at 48.5% is eliminated against other operating income, which is the category used to record the Corporation's share of income (loss) as part of its equity method investment in EVERTEC (2011 -49%). The 51.5% majority interest in the table that follows represents the share of transactions with the affiliate that is not eliminated in the consolidation of the Corporation's results of operations for the years ended December 31, 2012 (2011 -51%).

	December 31, 2012			December 31, 2011
(In thousands)	100%	Popular's 48.5% interest (eliminations)	51% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest	Category
Interest income on loan to EVERTEC	$3,373	$1,621	$1,752	$3,619	$1,773	$1,846	Interest income
Interest income on investment securities issued by EVERTEC	3,850	1,851	1,999	3,850	1,887	1,963	Interest income
Interest expense on deposits	(267)	(127)	(140)	(627)	(307)	(320)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	25,188	12,090	13,098	27,300	13,377	13,923	Other service fees
Processing fees on services provided by EVERTEC	(150,677)	(72,435)	(78,242)	(149,156)	(73,086)	(76,070)	Professional fees
Rental income charged to EVERTEC	6,647	3,193	3,454	7,063	3,461	3,602	Net occupancy
Transition services provided to EVERTEC	751	358	393	1,382	677	705	Other operating expenses
Total	$(111,135)	$(53,449)	$(57,686)	$(106,569)	$(52,218)	$(54,351)

Prior to the EVERTEC sale transaction on September 30, 2010, EVERTEC had certain performance bonds outstanding, which were guaranteed by the Corporation under a general indemnity agreement between the Corporation and the insurance companies issuing the bonds. The Corporation agreed to maintain, for a 5-year period following September 30, 2010, the guarantee of the performance bonds. The EVERTEC's performance bonds guaranteed by the Corporation amounted to approximately $ 1.0 million at December 31, 2012 (2011 - $ 15.0 million). Also, EVERTEC had an existing letter of credit issued by BPPR, which amounted to $ 2.9 million at December 31,2012 and 2011. As part of the merger agreement, the Corporation also agreed to maintain outstanding this letter of credit for a 5-year period. EVERTEC and the Corporation entered into a Reimbursement Agreement, in which EVERTEC will reimburse the Corporation for any losses incurred by the Corporation in connection with the performance bonds and the letter of credit. Possible losses resulting from these agreements are considered insignificant.

As indicated in Note 28 to the consolidated financial statements, the Corporation holds a 24.9% equity interest in PRLP 2011 Holdings LLC and currently provides certain financing to the joint venture as well as holds certain deposits from the entity.

The following table presents transactions between the Corporation and PRLP 2011 Holdings, LLC and their impact on the Corporation's results of operations for the year ended December 31, 2012.

	December 31, 2012
(In thousands)	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest
Interest income on loan to PRLP 2011 Holdings, LLC	$2,688	$669	$2,019

The Corporation had the following financial condition accounts outstanding with PRLP 2011 Holdings, LLC at December 31, 2012 and 2011. The 75.1% majority interest represents the share of transactions with the affiliate that is not eliminated in the consolidation of the Corporation's statement of financial condition.

	At December 31, 2012			At December 31, 2011
(In thousands)	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest
Loans	$60,040	$14,950	$45,090	$86,167	$21,456	$64,711
Deposits (non-interest bearing)	7,103	1,769	5,334	64	16	48
Accrued interest receivable	163	41	122	-	-	-
Net total	$53,100	$13,222	$39,878	$86,103	$21,440	$64,663

Fair value measurement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 31 –Fair value measurement

ASC Subtopic 820-10 “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date. Valuation on these instruments does not necessitate a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.
  Level 2 - Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.
  Level 3 - Inputs are unobservable and significant to the fair value measurement. Unobservable inputs reflect the Corporation's own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Corporation maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Corporation employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument's fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, the Corporation's credit standing, constraints on liquidity and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results.

Fair Value on a Recurring and Nonrecurring Basis

The following fair value hierarchy tables present information about the Corporation's assets and liabilities measured at fair value on a recurring basis at December 31, 2012 and 2011 and on a nonrecurring basis in periods subsequent to initial recognition for the years ended December 31, 2012, 2011, and 2010:

At December 31, 2012

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$37,238	$-	$37,238
Obligations of U.S. Government sponsored entities	-	1,096,318	-	1,096,318
Obligations of Puerto Rico, States and political subdivisions	-	54,981	-	54,981
Collateralized mortgage obligations - federal agencies	-	2,367,065	-	2,367,065
Collateralized mortgage obligations - private label	-	2,473	-	2,473
Mortgage-backed securities	-	1,476,077	7,070	1,483,147
Equity securities	3,827	3,579	-	7,406
Other	-	35,573	-	35,573
Total investment securities available-for-sale	$3,827	$5,073,304	$7,070	$5,084,201

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$24,801	$-	$24,801
Collateralized mortgage obligations	-	618	2,499	3,117
Mortgage-backed securities - federal agencies	-	251,046	11,817	262,863
Other	-	21,494	2,240	23,734
Total trading account securities	$-	$297,959	$16,556	$314,515
Mortgage servicing rights	$-	$-	$154,430	$154,430
Derivatives	-	41,935	-	41,935
Total assets measured at fair value on a recurring basis	$3,827	$5,413,198	$178,056	$5,595,081
Liabilities
Derivatives	$-	$(42,585)	$-	$(42,585)
Contingent consideration	-	-	(112,002)	(112,002)
Total liabilities measured at fair value on a recurring basis	$-	$(42,585)	$(112,002)	$(154,587)

At December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,668	$-	$38,668
Obligations of U.S. Government sponsored entities	-	985,546	-	985,546
Obligations of Puerto Rico, States and political subdivisions	-	58,728	-	58,728
Collateralized mortgage obligations - federal agencies	-	1,697,642	-	1,697,642
Collateralized mortgage obligations - private label	-	57,792	-	57,792
Mortgage-backed securities	-	2,132,134	7,435	2,139,569
Equity securities	3,465	3,451	-	6,916
Other	-	24,962	-	24,962
Total investment securities available-for-sale	$3,465	$4,998,923	$7,435	$5,009,823

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$90,332	$-	$90,332
Collateralized mortgage obligations	-	737	2,808	3,545
Mortgage-backed securities - federal agencies	-	303,428	21,777	325,205
Other	-	13,212	4,036	17,248
Total trading account securities	$-	$407,709	$28,621	$436,330
Mortgage servicing rights	$-	$-	$151,323	$151,323
Derivatives	-	61,887	-	61,887
Total assets measured at fair value on a recurring basis	$3,465	$5,468,519	$187,379	$5,659,363
Liabilities
Derivatives	$-	$(66,700)	$-	$(66,700)
Contingent consideration	-	-	(99,762)	(99,762)
Total liabilities measured at fair value on a recurring basis	$-	$(66,700)	$(99,762)	$(166,462)

Year ended December 31, 2012

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$10,445	$10,445	$(23,972)
Loans held-for-sale[2]	-	-	93,429	93,429	(43,937)
Other real estate owned[3]	-	-	111,425	111,425	(32,783)
Other foreclosed assets[3]	-	-	128	128	(360)
Long-lived assets held-for-sale[4]	-	-	-	-	(123)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$215,427	$215,427	$(101,175)

1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.

[2] Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale.

[3] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $8 million at December 31, 2012.

[4] Represents the fair value of long-lived assets held-for-sale that were written down to their fair value.

Year ended December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$95,978	$95,978	$(5,863)
Loans held-for-sale[2]	-	-	83,915	83,915	(30,094)
Other real estate owned[3]	-	-	91,432	91,432	(22,923)
Other foreclosed assets[3]	-	-	377	377	(708)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$271,702	$271,702	$(59,588)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.

[2] Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale.

[3] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $5 million at December 31, 2011.

Year ended December 31, 2010

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$204,427	$204,427	$(13,971)
Loans held-for-sale[2]	-	-	671,223	671,223	(342,035)
Other real estate owned[3]	-	-	45,454	45,454	(28,334)
Other foreclosed assets[3]	-	-	73	73	(855)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$921,177	$921,177	$(385,195)

[3] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $3 million at December 31, 2010.

[2] Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.

The following tables present the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2012, 2011, and 2010.

Year ended December 31, 2012
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2012	$7,435	$2,808	$21,777	$4,036	$151,323	$187,379	$(99,762)	$(99,762)
Gains (losses) included in earnings	(6)	30	680	(123)	(17,406)	(16,825)	(12,600)	(12,600)
Gains (losses) included in OCI	66	-	-	-	-	66	-	-
Purchases	-	608	6,499	2,116	20,726	29,949	-	-
Sales	-	(250)	(9,824)	(1,834)	(103)	(12,011)	-	-
Settlements	(425)	(697)	(2,104)	(1,955)	(110)	(5,291)	360	360
Transfers into Level 3	-	-	2,405	-	-	2,405	-	-
Transfers out of Level 3	-	-	(7,616)	-	-	(7,616)	-	-
Balance at December 31, 2012	$7,070	$2,499	$11,817	$2,240	$154,430	$178,056	$(112,002)	$(112,002)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2012	$-	$23	$(165)	$(333)	$8,130	$7,655	$(13,347)	$(13,347)

Year ended December 31, 2011
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2011	$7,759	$2,746	$20,238	$2,810	$166,907	$200,460	$(92,994)	$(92,994)
Initial fair value on acquisition	-	-	-	-	-	-	(688)	(688)
Gains (losses) included in earnings	(7)	21	108	459	(37,061)	(36,480)	(6,080)	(6,080)
Gains (losses) included in OCI	(18)	-	-	-	-	(18)	-	-
Purchases	-	752	13,395	3,263	21,703	39,113	-	-
Sales	-	(341)	(9,956)	(2,449)	-	(12,746)	-	-
Settlements	(299)	(370)	(2,008)	(47)	(226)	(2,950)	-	-
Balance at December 31, 2011	$7,435	$2,808	$21,777	$4,036	$151,323	$187,379	$(99,762)	$(99,762)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2011	$-	$7	$133	$698	$(20,188)	$(19,350)	$(6,380)	$(6,380)

Year ended December 31, 2010
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2010	$34,122	$2,787	$223,766	$3,488	$169,747	$433,910	$-	$-
Initial fair value on acquisition	-	-	-	-	-	-	(89,139)	(89,139)
Gains (losses) included in earnings	(8)	1	3,737	(438)	(22,859)	(19,567)	(3,855)	(3,855)
Gains (losses) included in OCI	744	-	-	-	-	744	-	-
Issuances	2,502	-	101	-	-	2,603	-	-
Purchases	-	715	23,451	706	20,019	44,891	-	-
Sales	-	(302)	(48,928)	(896)	-	(50,126)	-	-
Settlements	(2,305)	(455)	(11,542)	(50)	-	(14,352)	-	-
Transfers out of Level 3	(27,296)	-	(170,347)	-	-	(197,643)	-	-
Balance at December 31, 2010	$7,759	$2,746	$20,238	$2,810	$166,907	$200,460	$(92,994)	$(92,994)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2010	$-	$(5)	$178	$(450)	$(5,963)	$(6,240)	$(3,855)	$(3,855)

There were $2 million in transfers from Level 2 to Level 3 and $7 million in transfers from Level 3 to Level 2 for financial instruments measured at fair value on a recurring basis during the year ended December 31, 2012. The transfers from Level 2 to Level 3 of trading mortgage-backed securities were the result of a change in valuation technique to a matrix pricing model, based on indicative prices provided by brokers. The transfers from Level 3 to Level 2 of trading mortgage-backed securities resulted from observable market data becoming available for these securities. There were no transfers in and/or out of Level 2 and Level 3 for financial instruments measured at fair value on a recurring basis during the year ended December 31, 2011. There were $198 million in transfers from Level 3 to Level 2 for financial instruments measured at fair value on a recurring basis during the year ended December 31, 2010. These transfers of certain exempt FNMA and GNMA mortgage-backed securities were the result of a change in valuation methodology from an internally-developed matrix pricing to pricing them based on a bond's theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. Pursuant to the Corporation's policy, these transfers were recognized as of the end of the reporting period. There were no transfers in and/or out of Level 1 during 2012, 2011, and 2010.

Gains and losses (realized and unrealized) included in earnings for the years ended December 31, 2012, 2011, and 2010 for Level 3 assets and liabilities included in the previous tables are reported in the consolidated statement of operations as follows:

	2012		2011		2010
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Interest income	$(6)	$-	$(7)	$-	$(8)	$-
FDIC loss share (expense)
income	(13,178)	(13,178)	(6,304)	(6,304)	(3,855)	(3,855)
Other service fees	(17,406)	8,130	(37,061)	(20,188)	(22,859)	(5,963)
Trading account (loss) profit	587	(475)	588	838	3,300	(277)
Other operating income	578	(169)	224	(76)	-	-
Total	$(29,425)	$(5,692)	$(42,560)	$(25,730)	$(23,422)	$(10,095)

The following table includes quantitative information about significant unobservable inputs used to derive the fair value of Level 3 instruments, excluding those instruments for which the unobservable inputs were not developed by the Corporation such as prices of prior transactions and/or unadjusted third-party pricing sources.

	Fair Value at			Weighted
	December 31,	Valuation	Unobservable	Average
(In thousands)	2012	Technique	Inputs	(Range)
Collateralized		Discounted	Weighted average life	2.3 years (0.2 - 5.1 years)
mortgage		cash flow	Yield	3.7% (0.6% - 4.7%)
obligations - trading	$2,499	model	Constant prepayment rate	27.8% (26.2% - 30.1%)
Other - trading		Discounted	Weighted average life	5.4	years
		cash flow	Yield	11.4%
	$1,136	model	Constant prepayment rate	10.8%
Mortgage servicing		Discounted	Prepayment speed	9.6% (4.3% - 26.0%)
rights		cash flow	Weighted average life	10.4 years (3.8 - 23.2 years)
	$154,430	model	Discount rate	12.0% (10.0 - 17.5%)
Contingent		Discounted	Credit loss rate on covered loans	20.3% (0.0% - 85.7%)
consideration		cash flow	Risk premium component
	$(112,002)	model	of discount rate	4.9%
Loans held-in-portfolio		External	Haircut applied on
	$10,445	Appraisal	external appraisals	17.6% (5.0% - 30.0%)
Loans held-for-sale		Discounted
		cash flow	Weighted average life	2.0	years
	$93,429[1]	model	Net loss rate	58.1%
Other real estate owned		External	Haircut applied on
	$56,567[2]	Appraisal	external appraisals	24.4% (5.0% - 40.0%)

[1] Loans held-for-sale fair valued based on unadjusted third-party sources were excluded from this table.

[2] Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.

The significant unobservable inputs used in the fair value measurement of the Corporation's collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are yield, constant prepayment rate, and weighted average life. Significant increases (decreases) in any of those inputs in isolation would result in significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the constant prepayment rate will generate a directionally opposite change in the weighted average life. For example, as the average life is reduced by a higher constant prepayment rate, a lower yield will be realized, and when there is a reduction in the constant prepayment rate, the average life of these collateralized mortgage obligations will extend, thus resulting in a higher yield. These particular financial instruments are valued internally by the Corporation's investment banking and broker-dealer unit utilizing internal valuation techniques. The unobservable inputs incorporated into the internal discounted cash flow models used to derive the fair value of collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are reviewed by the Corporation's Corporate Treasury unit on a quarterly basis. In the case of Level 3 financial instruments which fair value is based on broker quotes, the Corporation's Corporate Treasury unit reviews the inputs used by the broker-dealers for reasonableness utilizing information available from other published sources and validates that the fair value measurements were developed in accordance with ASC Topic 820. The Corporate Treasury unit also substantiates the inputs used by validating the prices with other broker-dealers, whenever possible.

The significant unobservable inputs used in the fair value measurement of the Corporation's mortgage servicing rights are constant prepayment rates and discount rates. Increases in interest rates may result in lower prepayments. Discount rates vary according to products and / or portfolios depending on the perceived risk. Increases in discount rates result in a lower fair value measurement. The Corporation's Corporate Comptroller's unit is responsible for determining the fair value of MSRs, which is based on discounted cash flow methods based on assumptions developed by an external service provider, except for prepayment speeds, which are adjusted internally for the local market based on historical experience. The Corporation's Corporate Treasury unit validates the economic assumptions developed by the external service provider on a quarterly basis. In addition, an analytical review of prepayment speeds is performed quarterly by the Corporate Comptroller's unit. Significant variances in prepayment speeds are investigated by the Corporate Treasury unit. The Corporation's MSR Committee analyzes changes in fair value measurements of MSRs and approves the valuation assumptions at each reporting period. Changes in valuation assumptions must also be approved by the MSR Committee. The fair value of MSRs are compared with those of the external service provider on a quarterly basis in order to validate if the fair values are within the materiality thresholds established by management to monitor and investigate material deviations. Back-testing is performed to compare projected cash flows with actual historical data to ascertain the reasonability of the projected net cash flow results.

Following is a description of the Corporation's valuation methodologies used for assets and liabilities measured at fair value. The disclosure requirements exclude certain financial instruments and all non-financial instruments. Accordingly, the aggregate fair value amounts of the financial instruments disclosed do not represent management's estimate of the underlying value of the Corporation.

Trading Account Securities and Investment Securities Available-for-Sale

  U.S. Treasury securities: The fair value of U.S. Treasury securities is based on yields that are interpolated from the constant maturity treasury curve. These securities are classified as Level 2.
  Obligations of U.S. Government sponsored entities: The Obligations of U.S. Government sponsored entities include U.S. agency securities, which fair value is based on an active exchange market and on quoted market prices for similar securities. The U.S. agency securities are classified as Level 2.
  Obligations of Puerto Rico, States and political subdivisions: Obligations of Puerto Rico, States and political subdivisions include municipal bonds. The bonds are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, two sided markets, quotes, benchmark curves including but not limited to Treasury benchmarks, LIBOR and swap curves, market data feeds such as those obtained from municipal market sources, discount and capital rates, and trustee reports. The municipal bonds are classified as Level 2.
  Mortgage-backed securities: Certain agency mortgage-backed securities (“MBS”) are priced based on a bond's theoretical value derived from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. Other agency MBS such as GNMA Puerto Rico Serials are priced using an internally-prepared pricing matrix with quoted prices from local brokers dealers. These particular MBS are classified as Level 3.
  Collateralized mortgage obligations: Agency and private-label collateralized mortgage obligations (“CMOs”) are priced based on a bond's theoretical value derived from similar bonds defined by credit quality and market sector and for which fair value incorporates an option adjusted spread. The option adjusted spread model includes prepayment and volatility assumptions, ratings (whole loans collateral) and spread adjustments. These CMOs are classified as Level 2. Other CMOs, due to their limited liquidity, are classified as Level 3 due to the insufficiency of inputs such as broker quotes, executed trades, credit information and cash flows.
  Equity securities: Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1. Other equity securities that do not trade in highly liquid markets are classified as Level 2.
  Corporate securities and debentures from a not-for-profit organization (included as “other” in the “available-for-sale” category): Given that the quoted prices are for similar instruments, these securities are classified as Level 2.
  Corporate securities, commercial paper, mutual funds, and other equity securities (included as “other” in the “trading account securities” category): Quoted prices for these security types are obtained from broker dealers. Given that the quoted prices are for similar instruments or do not trade in highly liquid markets, these securities are classified as Level 2. The important variables in determining the prices of Puerto Rico tax-exempt mutual fund shares are net asset value, dividend yield and type of assets in the fund. All funds trade based on a relevant dividend yield taking into consideration the aforementioned variables. In addition, demand and supply also affect the price. Corporate securities that trade less frequently or are in distress are classified as Level 3.

Mortgage servicing rights

Mortgage servicing rights (“MSRs”) do not trade in an active market with readily observable prices. MSRs are priced internally using a discounted cash flow model. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including portfolio characteristics, prepayments assumptions, discount rates, delinquency and foreclosure rates, late charges, other ancillary revenues, cost to service and other economic factors. Prepayment speeds are adjusted for the Corporation's loan characteristics and portfolio behavior. Due to the unobservable nature of certain valuation inputs, the MSRs are classified as Level 3.

Derivatives

Interest rate swaps, interest rate caps and indexed options are traded in over-the-counter active markets. These derivatives are indexed to an observable interest rate benchmark, such as LIBOR or equity indexes, and are priced using an income approach based on present value and option pricing models using observable inputs. Other derivatives are liquid and have quoted prices, such as forward contracts or “to be announced securities” (“TBAs”). All of these derivatives are classified as Level 2. The non-performance risk is determined using internally-developed models that consider the collateral held, the remaining term, and the creditworthiness of the entity that bears the risk, and uses available public data or internally-developed data related to current spreads that denote their probability of default.

Contingent consideration liability

The fair value of the true-up payment obligation (contingent consideration) to the FDIC as it relates to the Westernbank FDIC-assisted transaction was estimated using projected cash flows related to the loss sharing agreements at the true-up measurement date. It took into consideration the intrinsic loss estimate, asset premium/discount, cumulative shared loss payments, and the cumulative servicing amount related to the loan portfolio. Refer to Note 12 to the consolidated financial statements for a description of the formula established in the loss share agreements for determining the true-up payment.

On a quarterly basis, management evaluates and revises the estimated credit loss rates that are used to determine expected cash flows on the covered loan pools. The expected credit losses on the loan pools are used to determine the loss share cash flows expected to be paid to the FDIC when the true-up payment is due.

The true-up payment obligation was discounted using a term rate consistent with the time remaining until the payment is due.  The discount rate was an estimate of the sum of the risk-free benchmark rate for the term remaining before the true-up payment is due and a risk premium to account for the credit risk profile of BPPR.  The risk premium was calculated based on a 12-month trailing average spread of the yields on corporate bonds with credit ratings similar to BPPR.

Loans held-in-portfolio considered impaired under ASC Section 310-10-35 that are collateral dependent

The impairment is measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35, and which could be subject to internal adjustments based on the age of the appraisal. Currently, the associated loans considered impaired are classified as Level 3.

Loans measured at fair value pursuant to lower of cost or fair value adjustments

Loans measured at fair value on a nonrecurring basis pursuant to lower of cost or fair value were priced based on secondary market prices and discounted cash flow models which incorporate internally-developed assumptions for prepayments and credit loss estimates. These loans are classified as Level 3.

Other real estate owned and other foreclosed assets

Other real estate owned includes real estate properties securing mortgage, consumer, and commercial loans. Other foreclosed assets include automobiles securing auto loans. The fair value of foreclosed assets may be determined using an external appraisal, broker price opinion, internal valuation or binding offer. The majority of these foreclosed assets are classified as Level 3 since they are subject to internal adjustments. Certain foreclosed assets which are measured based on binding offers are classified as Level 2.

Fair value of financial instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial Instruments Disclosure Text Block

Note 32 – Fair value of financial instruments

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time based on the type of financial instrument and relevant market information. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

The information about the estimated fair values of financial instruments presented hereunder excludes all nonfinancial instruments and certain other specific items.

For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management's best judgment with respect to current economic conditions, including discount rates, estimates of future cash flows, and prepayment assumptions.

The fair values reflected herein have been determined based on the prevailing interest rate environment at December 31, 2012 and 2011, as applicable. In different interest rate environments, fair value estimates can differ significantly, especially for certain fixed rate financial instruments. In addition, the fair values presented do not attempt to estimate the value of the Corporation's fee generating businesses and anticipated future business activities, that is, they do not represent the Corporation's value as a going concern. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Corporation.

Following is a description of the Corporation's valuation methodologies and inputs used to estimate the fair values for each class of financial assets and liabilities not measured at fair value, but for which the fair value is disclosed. The disclosure requirements exclude certain financial instruments and all non-financial instruments. Accordingly, the aggregate fair value amounts of the financial instruments disclosed do not represent management's estimate of the underlying value of the Corporation. For a description of the valuation methodologies and inputs used to estimate the fair value for each class of financial assets and liabilities measured at fair value, refer to Note 31.

Cash and due from banks

Cash and due from banks include cash on hand, cash items in process of collection, and non-interest bearing deposits due from other financial institutions. The carrying amount of cash and due from banks is a reasonable estimate of its fair value. Cash and due from banks are classified as Level 1.

Money market investments

Investments in money market instruments include highly liquid instruments with an average maturity of three months or less. For this reason, they carry a low risk of changes in value as a result of changes in interest rates, and the carrying amount approximates their fair value.  Money market investments include federal funds sold, securities purchased under agreements to resell, time deposits with other banks, and cash balances, including those held at the Federal Reserve. These money market investments are classified as Level 2, except for cash balances which generate interest, including those held at the Federal Reserve, which are classified as Level 1.

Investment securities held-to-maturity

  Obligations of Puerto Rico, States and political subdivisions: Municipal bonds include Puerto Rico public municipalities debt and bonds collateralized by second mortgages under the Home Purchase Stimulus Program. Puerto Rico public municipalities debt was valued internally based on benchmark treasury notes and a credit spread derived from comparable Puerto Rico government trades and recent issuances. Puerto Rico public municipalities debt is classified as Level 3. Given that the fair value of municipal bonds collateralized by second mortgages was based on internal yield and prepayment speed assumptions, these municipal bonds are classified as Level 3.
  Agency collateralized mortgage obligation: The fair value of the agency collateralized mortgage obligation (“CMO”), which is guaranteed by GNMA, was based on internal yield and prepayment speed assumptions. This agency CMO is classified as Level 3.
  Other: Other securities include foreign and corporate debt. Given that the fair value was based on quoted prices for similar instruments, foreign debt is classified as Level 2. The fair value of corporate debt, which is collateralized by municipal bonds of Puerto Rico, was internally derived from benchmark treasury notes and a credit spread based on comparable Puerto Rico government trades, similar securities, and/or recent issuances. Corporate debt is classified as Level 3.

  Other investment securities

  Federal Home Loan Bank capital stock: Federal Home Loan Bank (FHLB) capital stock represents an equity interest in the FHLB of New York. It does not have a readily determinable fair value because its ownership is restricted and it lacks a market. Since the excess stock is repurchased by the FHLB at its par value, the carrying amount of FHLB capital stock approximates fair value. Thus, these stocks are classified as Level 2.
  Federal Reserve Bank capital stock: Federal Reserve Bank (FRB) capital stock represents an equity interest in the FRB of New York. It does not have a readily determinable fair value because its ownership is restricted and it lacks a market. Since the canceled stock is repurchased by the FRB for the amount of the cash subscription paid, the carrying amount of FRB capital stock approximates fair value. Thus, these stocks are classified as Level 2.
  Trust preferred securities: These securities represent the equity-method investment in the common stock of these trusts. Book value is the same as fair value for these securities since the fair value of the junior subordinated debentures is the same amount as the fair value of the trust preferred securities issued to the public. The equity-method investment in the common stock of these trusts is classified as Level 2, except for that of Popular Capital Trust III (Troubled Asset Relief Program) which is classified as Level 3. Refer to Note 22 for additional information on these trust preferred securities.
  Other investments: Other investments include private equity method investments and Visa Class B common stock held by the Corporation. Since there are no observable market values, private equity method investments are classified as Level 3. The Visa Class B common stock was priced by applying the quoted price of Visa Class A common stock, net of a liquidity adjustment, to the as converted number of Class A common shares since these Class B common shares are restricted and not convertible to Class A common shares until pending litigation is resolved. Thus, these stocks are classified as Level 3.

  Loans held-for-sale

  The fair value of certain impaired loans held-for-sale was based on a discounted cash flow model that assumes that no principal payments are received prior to the effective average maturity date, that the outstanding unpaid principal balance is reduced by a monthly net loss rate, and that the remaining unpaid principal balance is received as a lump sum principal payment at the effective average maturity date. The remaining unpaid principal balance expected to be received, which is based on the prior 12-month cash payment experience of these loans and their expected collateral recovery, was discounted using the interest rate currently offered to clients for the origination of comparable loans. These loans are classified as Level 3. For loans held-for-sale originated with the intent to sell in the secondary market, its fair value was determined using similar characteristics of loans and secondary market prices assuming the conversion to mortgage-backed securities. Given that the valuation methodology uses internal assumptions based on loan level data, these loans are classified as Level 3. The fair value of certain other loans held-for-sale is based on bids received from potential buyers; binding offers; or external appraisals, net of internal adjustments and estimated costs to sell. Loans held-for-sale based on binding offers are classified as Level 2. Loans held-for-sale based on indicative offers and/or external appraisals are classified as Level 3.

  Loans held-in-portfolio

  The fair values of the loans held-in-portfolio have been determined for groups of loans with similar characteristics. Loans were segregated by type such as commercial, construction, residential mortgage, consumer, and credit cards. Each loan category was further segmented based on loan characteristics, including interest rate terms, credit quality and vintage. Generally, fair values were estimated based on an exit price by discounting expected cash flows for the segmented groups of loans using a discount rate that considers interest, credit and expected return by market participant under current market conditions. Additionally, prepayment, default and recovery assumptions have been applied in the mortgage loan portfolio valuations. Generally accepted accounting principles do not require a fair valuation of the lease financing portfolio, therefore it is included in the loans total at its carrying amount. Loans held-in-portfolio are classified as Level 3.

  FDIC loss share asset

  Fair value of the FDIC loss share asset was estimated using projected net losses related to the loss sharing agreements, which are expected to be reimbursed by the FDIC. The projected net losses were discounted using the U.S. Government agency curve. The loss share asset is classified as Level 3.

  Deposits

  Demand deposits: The fair value of demand deposits, which have no stated maturity, was calculated based on the amount payable on demand as of the respective dates. These demand deposits include non-interest bearing demand deposits, savings, NOW, and money market accounts. Thus, these deposits are classified as Level 2.
  Time deposits: The fair value of time deposits was calculated based on the discounted value of contractual cash flows using interest rates being offered on time deposits with similar maturities. The non-performance risk was determined using internally-developed models that consider, where applicable, the collateral held, amounts insured, the remaining term, and the credit premium of the institution. For certain 5-year certificates of deposit in which customers may withdraw their money anytime with no penalties or charges, the fair value of these certificates of deposit incorporate an early cancellation estimate based on historical experience. Time deposits are classified as Level 2.

  Assets sold under agreements to repurchase

  Securities sold under agreements to repurchase (structured and non-structured): Securities sold under agreements to repurchase with short-term maturities approximate fair value because of the short-term nature of those instruments. Resell and repurchase agreements with long-term maturities were valued using discounted cash flows based on the three-month LIBOR. In determining the non-performance credit risk valuation adjustment, the collateralization levels of these long-term securities sold under agreements to repurchase were considered. In the case of callable structured repurchase agreements, the callable feature is not considered when determining the fair value of those repurchase agreements, since there is a remote possibility, based on forward rates, that the investor will call back these agreements before maturity since it is not expected that the interest rates would rise more than the specified interest rate of these agreements. Securities sold under agreements to repurchase (structured and non-structured) are classified as Level 2.

  Other short-term borrowings

  The carrying amount of other short-term borrowings approximate fair value because of the short-term maturity of those instruments or because they carry interest rates which approximate market. Thus, these other short-term borrowings are classified as Level 2.

  Notes payable

  FHLB advances: The fair value of FHLB advances was based on the discounted value of contractual cash flows over their contractual term. In determining the non-performance credit risk valuation adjustment, the collateralization levels of these advances were considered. These advances are classified as Level 2.
  Medium-term notes: The fair value of publicly-traded medium-term notes was determined using recent trades of similar transactions. Publicly-traded medium-term notes are classified as Level 2. The fair value of non-publicly traded debt was based on remaining contractual cash outflows, discounted at a rate commensurate with the non-performance credit risk of the Corporation, which is subjective in nature. Non-publicly traded debt is classified as Level 3.
  Junior subordinated deferrable interest debentures (related to trust preferred securities): The fair value of junior subordinated interest debentures was determined using recent trades of similar transactions. Thus, these junior subordinated deferrable interest debentures are classified as Level 2.
  Junior subordinated deferrable interest debentures (Troubled Asset Relief Program): The fair value of junior subordinated deferrable interest debentures was based on the discounted value of contractual cash flows over their contractual term. The discount rate was based on the rate at which a similar security was priced in the open market. Thus, these junior subordinated deferrable interest debentures are classified as Level 3.
  Others: The other category includes capital lease obligations. Generally accepted accounting principles do not require a fair valuation of capital lease obligations, therefore; it is included at its carrying amount. Capital lease obligations are classified as Level 3.

Commitments to extend credit and letters of credit

Commitments to extend credit were valued using the fees currently charged to enter into similar agreements. For those commitments where a future stream of fees is charged, the fair value was estimated by discounting the projected cash flows of fees on commitments. Since the fair value of commitments to extend credit varies depending on the undrawn amount of the credit facility, fees are subject to constant change, and cash flows are dependent on the creditworthiness of borrowers, commitments to extend credit are classified as Level 3. The fair value of letters of credit was based on fees currently charged on similar agreements. Given that the fair value of letters of credit constantly vary due to fees being subject to constant change and whether the fees are received depends on the creditworthiness of the account parties, letters of credit are classified as Level 3.

The following table presents the carrying or notional amounts, as applicable, and estimated fair values for financial instruments with their corresponding level in the fair value hierarchy.

	December 31, 2012					December 31, 2011
	Carrying					Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value	amount	Fair value
Financial Assets:
Cash and due from banks	$439,363	$439,363	$-	$-	$439,363	$535,282	$535,282
Money market investments	1,085,580	839,007	246,573	-	1,085,580	1,376,174	1,376,174
Trading account securities, excluding
derivatives[1]	314,515	-	297,959	16,556	314,515	436,330	436,330
Investment securities available-for-sale[1]	5,084,201	3,827	5,073,304	7,070	5,084,201	5,009,823	5,009,823
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	116,177	-	-	117,558	117,558	98,973	98,770
Collateralized mortgage
obligation-federal agency	140	-	-	144	144	160	151
Other	26,500	-	1,500	25,031	26,531	26,250	26,333
Total investment securities
held-to-maturity	$142,817	$-	$1,500	$142,733	$144,233	$125,383	$125,254
Other investment securities:
FHLB stock	$89,451	$-	$89,451	$-	$89,451	$84,133	$84,133
FRB stock	79,878	-	79,878	-	79,878	79,648	79,648
Trust preferred securities	14,197	-	13,197	1,000	14,197	14,197	14,197
Other investments	1,917	-	-	3,975	3,975	1,902	3,605
Total other investment securities	$185,443	$-	$182,526	$4,975	$187,501	$179,880	$181,583
Loans held-for-sale	$354,468	$-	$4,779	$376,582	$381,361	$363,093	$390,783
Loans not covered under loss sharing
agreement with the FDIC	20,361,491	-	-	17,424,038	17,424,038	19,912,233	16,753,889
Loans covered under loss sharing
agreements with the FDIC	3,647,066	-	-	3,925,440	3,925,440	4,223,758	4,663,327
FDIC loss share asset	1,399,098	-	-	1,241,579	1,241,579	1,915,128	1,755,295
Mortgage servicing rights	154,430	-	-	154,430	154,430	151,323	151,323
Derivatives	41,935	-	41,935	-	41,935	61,887	61,887
	December 31, 2012					December 31, 2011
	Carrying					Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value	amount	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$18,089,904	$-	$18,089,904	$-	$18,089,904	$17,232,087	$17,232,087
Time deposits	8,910,709	-	8,994,363	-	8,994,363	10,710,040	10,825,256
Total deposits	$27,000,613	$-	$27,084,267	$-	$27,084,267	$27,942,127	$28,057,343
Assets sold under agreements to
repurchase:
Securities sold under agreements
to repurchase	$1,378,562	$-	$1,385,237	$-	$1,385,237	$1,102,907	$1,107,314
Structured repurchase agreements	638,190	-	720,620	-	720,620	1,038,190	1,166,488
Total assets sold under agreements to
repurchase	$2,016,752	$-	$2,105,857	$-	$2,105,857	$2,141,097	$2,273,802
Other short-term borrowings[2]	$636,200	$-	$636,200	$-	$636,200	$296,200	$296,200
Notes payable:
FHLB advances	$577,490	$-	$608,313	$-	$608,313	$642,568	$673,505
Medium-term notes	236,753	-	243,351	3,843	247,194	278,897	282,898
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,800	-	363,659	-	363,659	439,800	284,238
Junior subordinated deferrable
interest debentures (Troubled
Asset Relief Program)	499,470	-	-	824,458	824,458	470,037	457,120
Others	24,208	-	-	24,208	24,208	25,070	25,070
Total notes payable	$1,777,721	$-	$1,215,323	$852,509	$2,067,832	$1,856,372	$1,722,831
Derivatives	$42,585	$-	$42,585	$-	$42,585	$66,700	$66,700
Contingent consideration	$112,002	$-	$-	$112,002	$112,002	$99,762	$99,762

(In thousands)	Notional amount	Level 1	Level 2	Level 3	Fair value	Notional amount	Fair value
Commitments to extend credit	$6,774,990	$-	$-	$2,858	$2,858	$6,695,956	$2,062
Letters of credit	148,153	-	-	1,544	1,544	136,341	2,339

[1] Refer to Note 31 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.

[2] Refer to Note 20 to the consolidated financial statements for the composition of short-term borrowings.

Employee benefits	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Pension And Other Postretirement Benefits Disclosure Text Block

Note 33 – Employee benefits

Pension and benefit restoration plans

Certain employees of BPPR are covered by non-contributory defined benefit pension plans. Pension benefits are based on age, years of credited service, and final average compensation.

BPPR's non-contributory, defined benefit retirement plan is currently closed to new hires and to employees who at December 31, 2005 were under 30 years of age or were credited with less than 10 years of benefit service. Effective May 1, 2009, the accrual of the benefits under the BPPR retirement plan (the “P.R. Plans”) were frozen to all participants. Pursuant to the amendment, the retirement plan participants will not receive any additional credit for compensation earned and service performed after April 30, 2009 for purposes of calculating benefits under the retirement plan. The retirement plan's benefit formula is based on a percentage of average final compensation and years of service. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. and PR Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. and PR Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.

In October 2011, the Corporation implemented a voluntary retirement program for retirement-eligible participants of the pension plan. Under the voluntary retirement program, a participant who elected to retire as of February 1, 2012 was provided a benefit equal to one-year of their current base pay rate. Approximately, 958 participants were eligible for the voluntary retirement program and 369 participants retired under the program. Participants could elect to receive their program benefit in the form of a lump sum on February 1, 2012 or as an immediate annuity commencing on such date. The pension plan benefit obligation reflects the retirement for all employees who accepted the voluntary retirement program.

During the third quarter of 2010, the Corporation amended the pension benefits as a result of the EVERTEC sale described in Note 30 to the consolidated financial statements. As a result of such amendment, the EVERTEC employees that were not eligible for retirement at the time of sale may become eligible for subsidized retirement benefits provided they reach retirement age while working with the acquiring institution.

During 2010, the Corporation settled its U.S.A. non-contributory, defined benefit retirement plan (the “U.S. Plan”), which had been frozen since 2007. The U.S. retirement plan assets were distributed to plan participants during the fourth quarter of 2010.

The Corporation's funding policy is to make annual contributions to the plans, when necessary, in amounts which fully provide for all benefits as they become due under the plans.

The Corporation's pension fund investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. A well defined internal structure has been established to develop and implement a risk-controlled investment strategy that is targeted to produce a total return that, when combined with the bank's contributions to the fund, will maintain the fund's ability to meet all required benefit obligations. Risk is controlled through diversification of asset types, such as investments in domestic and international equities and fixed income.

Equity investments include various types of stock and index funds. Also, this category includes Popular, Inc.'s common stock. Fixed income investments include U.S. Government securities and other U.S. agencies' obligations, corporate bonds, mortgage loans, mortgage-backed securities and index funds, among others. A designated committee periodically reviews the performance of the pension plans' investments and assets allocation. The Trustee and the money managers are allowed to exercise investment discretion, subject to limitations established by the pension plans' investment policies. The plans forbid money managers to enter into derivative transactions, unless approved by the Trustee.

The overall expected long-term rate-of-return-on-assets assumption reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation. The assumption has been determined by reflecting expectations regarding future rates of return for the plan assets, with consideration given to the distribution of the investments by asset class and historical rates of return for each individual asset class. This process is reevaluated at least on an annual basis and if market, actuarial and economic conditions change, adjustments to the rate of return may come into place.

The plans' target allocation based on market value for years 2012 and 2011, by asset category, is summarized in the table below.

	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Cash and cash equivalents	0%	100%

The following table presents the composition of the assets of the pension and benefit restoration plans.

(In thousands)	2012	2011
Investments, at fair value:
Allocated share of Master Trust net assets	$649,702	$574,673
Popular, Inc. common stock	5,708	3,817
Private equity investment	714	937
Total investments	656,124	579,427
Cash and cash equivalents	7	96
Total assets	$656,131	$579,523

Certain assets of the plans are maintained, for investment purposes only in a Master Trust (the “Master Trust”). Neither the pension or benefit restoration plan has any interest in the specific assets of the Master Trust, but maintains beneficial interests in such assets. The Master Trust is managed by the Trust Division of BPPR and by several investment managers.

At December 31, 2012, the pension and restoration plans' interest in the net assets of the Master Trust was 100% (2011 – approximately 91.0%).

The following table sets forth by level, within the fair value hierarchy, the plans' assets at fair value at December 31, 2012 and 2011, excluding the plans' interest in the Master Trust because that information is presented in a separate table.

	2012				2011
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities	$5,708	$-	$-	$5,708	$3,817	$-	$-	$3,817
Private equity investments	-	-	714	714	-	-	937	937
Cash and cash equivalents	7	-	-	7	96	-	-	96
Total assets, excluding interest in Master Trust	$5,715	$-	$714	$6,429	$3,913	$-	$937	$4,850

Following is a description of the plans' valuation methodologies used for assets measured at fair value:

  Equity securities - Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1.
  Private equity investments - Private equity investments include an investment in a private equity fund. This fund value is recorded at the net asset value (NAV) of the fund which is affected by the changes of the fair value of the investments held in the fund. This fund is classified as Level 3.
  Cash and cash equivalents - The carrying amount of cash and cash equivalents are reasonable estimates of their fair value since they are available on demand or due to their short-term maturity.

The following table presents the changes in Level 3 assets measured at fair value.

(In thousands)	2012	2011
Balance at beginning of year	$937	$836
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	(223)	101
Actual return on plan assets (gain (loss)) relating to instruments sold during the year	-	-
Transfers in and / or out of Level 3	-	-
Balance at end of year	$714	$937

Master Trust

The following table presents the investments held in the Master Trust at December 31, 2012 and 2011, broken down by level within the fair value hierarchy.

	2012				2011
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$162,542	$-	$162,542	$-	$182,892	$-	$182,892
Corporate bonds and debentures	-	43,006	-	43,006	-	44,463	-	44,463
Equity securities	262,961	-	-	262,961	239,754	-	-	239,754
Index fund - equity	31,133	-	-	31,133	39,897	-	-	39,897
Index fund - fixed income	-	2,548	-	2,548	-	2,396	-	2,396
Foreign equity fund	-	86,947	-	86,947	-	59,699	-	59,699
Foreign index fund	-	19,847	-	19,847	-	24,676	-	24,676
Commodity fund	-	19,088	-	19,088	-	14,568	-	14,568
Mortgage-backed securities	-	10,479	-	10,479	-	10,570	-	10,570
Private equity investments	-	-	714	714	-	-	937	937
Cash and cash equivalents	16,766	-	-	16,766	10,490	-	-	10,490
Accrued investment income	-	-	1,420	1,420	-	-	1,574	1,574
Total assets	$310,860	$344,457	$2,134	$657,451	$290,141	$339,264	$2,511	$631,916

The closing prices reported in the active markets in which the securities are traded are used to value the investments in the Master Trust.

Following is a description of the Master Trust's valuation methodologies used for investments measured at fair value:

  Obligations of U.S. Government and its agencies - The fair value of Obligations of U.S. Government and agencies obligations is based on an active exchange market and is based on quoted market prices for similar securities. These securities are classified as Level 2. U.S. agency structured notes are priced based on a bond's theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.
  Corporate bonds and debentures - Corporate bonds and debentures are valued at fair value at the closing price reported in the active market in which the bond is traded. These securities are classified as Level 2.
  Equity securities - Equity securities with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Investments in index funds - Equity with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Investments in index funds – Fixed income, foreign equity, foreign index and commodity funds are valued at the net asset value (NAV) of shares held by the plan at year end. These securities are classified as Level 2.
  Mortgage-backed securities - Certain agency mortgage and other asset backed securities (“MBS”) are priced based on a bond's theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2.
  Private equity investments - Private equity investments include an investment in a private equity fund. The fund value is recorded at its net asset value (NAV) which is affected by the changes in the fair market value of the investments held in the fund. This fund is classified as Level 3.
  Cash and cash equivalents - The carrying amount of cash and cash equivalents is a reasonable estimate of the fair value since it is available on demand.
  Accrued investment income – Given the short-term nature of these assets, their carrying amount approximates fair value. Since there is a lack of observable inputs related to instrument specific attributes, these are reported as Level 3.

The preceding valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the changes in the Master Trust's Level 3 assets measured at fair value for the years ended December 31, 2012 and 2011.

(In thousands)	2012	2011
Balance at beginning of year	$2,511	$2,491
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	(223)	101
Settlements	(154)	(81)
Balance at end of year	$2,134	$2,511

There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2012 and 2011. There were no transfers in and/or out of Level 1 and Level 2 during the years ended December 31, 2012 and 2011.

Information on the shares of common stock held by the pension and restoration plans is provided in the table that follows.

	2012	2011
Shares of Popular, Inc. common stock	274,572	274,572
Fair value of shares of Popular, Inc. common stock	$5,708,352	$3,816,551
Dividends paid on shares of Popular, Inc. common stock held by the plan	$-	$-

The following table sets forth the aggregate status of the plans and the amounts recognized in the consolidated financial statements at December 31, 2012 and 2011.

	Pension plans		Benefit restoration plans
(In thousands)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$706,449	$603,254	$36,439	$30,301
Interest cost	29,981	31,139	1,572	1,581
Termination benefit loss	-	15,559	-	-
Actuarial loss	64,103	87,403	3,287	5,695
Benefits paid	(48,928)	(30,906)	(1,247)	(1,138)
Benefit obligation at end of year	$751,605	$706,449	$40,051	$36,439
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$551,141	$442,566	$28,382	$22,012
Actual return on plan assets	65,302	14,929	3,430	757
Employer contributions	58,000	124,552	51	6,751
Benefits paid	(48,928)	(30,906)	(1,247)	(1,138)
Fair value of plan assets at end of year	$625,515	$551,141	$30,616	$28,382
Amounts recognized in accumulated other comprehensive loss:
Net loss	$297,765	$281,431	$15,055	$14,387
Accumulated other comprehensive loss (AOCL)	$297,765	$281,431	$15,055	$14,387
Reconciliation of net liabilities:
Net liabilities at beginning of year	$(155,308)	$(160,688)	$(8,057)	$(8,289)
Amount recognized in AOCL at beginning of year, pre-tax	281,431	176,910	14,387	8,237
Amount prepaid (accrued) at beginning of year	126,123	16,222	6,330	(52)
Net periodic benefit (cost) credit	(12,444)	908	(761)	(369)
Additional benefit cost	-	(15,559)	-	-
Contributions	58,000	124,552	51	6,751
Amount prepaid at end of year	171,679	126,123	5,620	6,330
Amount recognized in AOCL	(297,765)	(281,431)	(15,055)	(14,387)
Net liabilities at end of year	$(126,086)	$(155,308)	$(9,435)	$(8,057)

The table below presents a breakdown of the plans' liabilities at December 31, 2012 and 2011.

	Pension plans		Benefit restoration plans
(In thousands)	2012	2011	2012	2011
Current liabilities	$-	$-	$51	$50
Non-current liabilities	126,086	155,308	9,384	8,007

The following table presents the change in accumulated other comprehensive loss (“AOCL”), pre-tax, for the years ended December 31, 2012 and 2011.

(In thousands)	Pension plans		Benefit restoration plans
	2012	2011	2012	2011
Accumulated other comprehensive loss at beginning of year	$281,431	$176,910	$14,387	$8,237
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(21,703)	(11,314)	(1,294)	(591)
Occurring during the year:
Net actuarial losses	38,037	115,835	1,962	6,741
Total increase in AOCL	16,334	104,521	668	6,150
Accumulated other comprehensive loss at end of year	$297,765	$281,431	$15,055	$14,387

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2013.

(In thousands)	Pension plans	Benefit restoration plans
Net loss	$21,452	$1,330

The following table presents information for plans with an accumulated benefit obligation in excess of plan assets.

	Pension plans		Benefit restoration plans
(In thousands)	2012	2011	2012	2011
Projected benefit obligation	$751,605	$706,449	$40,051	$36,439
Accumulated benefit obligation	751,605	706,449	40,051	36,439
Fair value of plan assets	625,515	551,141	30,616	28,382

The actuarial assumptions used to determine the benefit obligations were as follows:

	2012	2011
Discount rate	3.80%	4.40%
Rate of compensation increase - weighted average	-	-

The following table presents the actuarial assumptions used to determine the components of net periodic benefit cost.

	Pension plans			Benefit restoration plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.40%	5.30%	5.90%	4.40%	5.30%	5.90%
Expected return on plan assets	7.60%	8.00%	8.00%	7.60%	8.00%	8.00%

The following table presents the components of net periodic benefit cost.

	Pension plans			Benefit restoration plans
(In thousands)	2012	2011	2010	2012	2011	2010
Interest cost	$29,981	$31,139	$31,513	$1,572	$1,581	$1,537
Expected return on plan assets	(39,240)	(43,361)	(30,862)	(2,105)	(1,803)	(1,614)
Recognized net actuarial loss	21,703	11,314	8,745	1,294	591	397
Net periodic benefit (credit) cost	12,444	(908)	9,396	761	369	320
Settlement loss	-	-	4,229	-	-	-
Termination benefit loss	-	15,559	-	-	-	-
Total benefit cost	$12,444	$14,651	$13,625	$761	$369	$320

The Corporation expects to pay the following contributions to the benefit plans during 2013.

(In thousands)	2013
Pension plan	$-
Benefit restoration plans	$51

Benefit payments projected to be made from the pension and benefit restoration plans are presented in the table below.

(In thousands)	Pension plan	Benefit restoration plans
2013	$36,729	$1,516
2014	35,959	1,643
2015	36,254	1,883
2016	36,849	1,992
2017	37,558	2,095
2018 - 2022	196,475	11,388

Postretirement health care benefits

In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR. Certain employees who elected to retire as of February 1, 2012 under the voluntary retirement program were also eligible to receive postretirement health care benefits. During 2010, the Corporation amended the postretirement benefits as a result of the EVERTEC sale described in Note 30 to the consolidated financial statements. As a result of such amendment, the EVERTEC employees may become eligible for health care benefits provided they reach retirement age while working with the acquiring institution.

The following table presents the status of the Corporation's unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements at December 31, 2012 and 2011.

(In thousands)	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of the year	$180,989	$164,313
Service cost	2,190	2,016
Interest cost	7,801	8,543
Temporary deviation loss	-	437
Benefits paid	(7,348)	(6,108)
Actuarial (gain) loss	(21)	$11,788
Benefit obligation end of year	$183,611	180,989
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$-	$(200)
Net loss	35,486	37,669
Accumulated other comprehensive loss	$35,486	$37,469
Reconciliation of net liability:
Net liability at beginning of year	$(180,989)	$(164,313)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	37,469	25,788
Amount accrued at beginning of year	(143,520)	(138,525)
Additional benefit cost	-	(437)
Net periodic benefit cost	(11,953)	(10,666)
Contributions	7,348	6,108
Amount accrued at end of year	(148,125)	(143,520)
Amount recognized in accumulated other comprehensive loss	(35,486)	(37,469)
Net liability at end of year	$(183,611)	$(180,989)

The table below presents a breakdown of the liability associated with the postretirement health care benefit plan.

(In thousands)	2012	2011
Current liabilities	$6,811	$6,939
Non-current liabilities	176,800	174,050

The following table presents the changes in accumulated other comprehensive loss (income), pre-tax, for the postretirement health care benefit plan.

(In thousands)	2012	2011
Accumulated other comprehensive loss at beginning of year	$37,469	$25,788
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	200	961
Amortization of actuarial losses	(2,162)	(1,068)
Occurring during the year:
Net actuarial (gains) losses	(21)	11,788
Total increase in accumulated other comprehensive loss	(1,983)	11,681
Accumulated other comprehensive loss at end of year	$35,486	$37,469

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost for the postretirement health care benefit plan during 2013.

(In thousands)	2013
Net prior service credit	$-
Net loss	$1,892

The following table presents the components of net periodic postretirement health care benefit cost.

(In thousands)	2012	2011	2010
Service cost	$2,190	$2,016	$1,727
Interest cost	7,801	8,543	6,434
Amortization of prior service credit	(200)	(961)	(1,046)
Recognized net actuarial loss (gain)	2,162	1,068	(1,175)
Net periodic benefit cost	11,953	10,666	5,940
Temporary deviation loss	-	437	86
Termination benefit loss	-	-	671
Total benefit cost	$11,953	$11,103	$6,697

The following tables present the discount rate and assumed health care cost trend rates used to determine the benefit obligation and the net periodic benefit cost for the postretirement health care benefit plan.

To determine benefit obligation:	2012	2011
Discount rate	3.80%	4.40%
Initial health care cost trend rates:
Medicare Advantage plans	6.50%	25.00%
All other plans	6.50	7.00
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2016

To determine net periodic benefit cost:	2012	2011	2010
Discount rate	4.40%	5.30%	5.90%
Initial health care cost trend rates:
Medicare Advantage plans	25.00%	25.00%	7.00%
All other plans	7.00	6.50	7.00
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2014	2014

Assumed health care trend rates generally have a significant effect on the amounts reported for a health care plan. The following table presents the effects of changes in the assumed health care cost trend rates.

	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components	$389	$(435)
Effect on postretirement benefit obligation	$8,247	$(8,735)

The Corporation expects to contribute $6.8 million to the postretirement benefit plan in 2013 to fund current benefit payment requirements.

Benefit payments projected to be made on the postretirement health care benefit plan are presented in the following table.

(In thousands)
2013	$6,811
2014	6,949
2015	7,091
2016	7,352
2017	7,703
2018 - 2022	43,223

Net income (loss) per common share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share Text Block

Note 34 – Net income (loss) per common share

The following table sets forth the computation of net income (loss) per common share (“EPS”), basic and diluted, for the years ended December 31, 2012, 2011 and 2010:

(In thousands, except per share information)	2012	2011	2010
Net income	$245,275	$151,325	$137,401
Preferred stock dividends	(3,723)	(3,723)	(310)
Deemed dividend on preferred stock[1]	-	-	(191,667)
Net income (loss) applicable to common stock	$241,552	$147,602	$(54,576)
Average common shares outstanding	102,429,755	102,179,393	88,515,404
Average potential dilutive common shares	223,855	110,103	-
Average common shares outstanding - assuming dilution	102,653,610	102,289,496	88,515,404
Basic and dilutive EPS[2]	$2.35	$1.44	$(0.62)

[1] Non-cash beneficial conversion, resulting from the conversion of contingently convertible perpetual non-cumulative preferred stock into shares of the Corporation's common stock. The beneficial conversion was recorded as a deemed dividend to the preferred stockholders reducing retained earnings, with a corresponding offset to surplus (paid in capital), and thus did not affect total stockholders' equity or the book value of the common stock.

[2] All periods presented reflect the 1-for-10 reverse stock split effected on May 29, 2012.

Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method. This method assumes that the potential common shares are issued and the proceeds from exercise, in addition to the amount of compensation cost attributed to future services, are used to purchase common stock at the exercise date. The difference between the number of potential shares issued and the shares purchased is added as incremental shares to the actual number of shares outstanding to compute diluted earnings per share. Warrants, stock options, and restricted stock awards that result in lower potential shares issued than shares purchased under the treasury stock method are not included in the computation of dilutive earnings per share since their inclusion would have an antidilutive effect in earnings per common share.

For the year ended December 31, 2012, there were 165,342 weighted average antidilutive stock options outstanding (2011 – 209,288; 2010 – 247,142). Additionally, the Corporation has outstanding a warrant issued to the U.S. Treasury to purchase 2,093,284 shares of common stock, which have an antidilutive effect at December 31, 2012.

Rental expense and commitments	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Commitments Disclosure [Text Block]

Note 35 – Rental expense and commitments

At December 31, 2012, the Corporation was obligated under a number of non-cancelable leases for land, buildings, and equipment which require rentals as follows:

Year	Minimum payments[1]
(In thousands)
2013	$34,853
2014	33,013
2015	32,065
2016	28,793
2017	23,445
Later years	162,462
$314,631

[1] Minimum payments have not been reduced by minimum non-cancelable sublease rentals due in the future of $0.5 million at December 31, 2012.

Total rental expense for all operating leases, except those with terms of a month or less that were not renewed, for the year ended December 31, 2012 was $ 44.3 million (2011 - $ 49.9 million; 2010 - $ 60.7 million), which is included in net occupancy, equipment and communication expenses, according to their nature.

Other service fees	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Other service fees

Note 36 – Other service fees

The following table presents the major categories of other service fees for the years ended December 31, 2012, 2011 and 2010.

(In thousands)	2012	2011	2010
Debit card fees	$36,787	$49,459	$100,639
Insurance fees	53,825	54,390	49,768
Credit card fees and discounts	57,551	49,049	84,786
Sale and administration of investment products	37,766	34,388	37,783
Mortgage servicing fees, net of fair value adjustments	30,770	12,098	24,801
Trust fees	16,353	15,333	14,216
Processing fees	6,330	6,839	45,055
Other fees	17,163	18,164	20,456
Total other service fees	$256,545	$239,720	$377,504

FDIC loss share (expense) income	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
FDIC loss share (expense) income

Note 37 – FDIC loss share (expense) income

The caption of FDIC loss share (expense) income in the consolidated statements of operations consists of the following major categories:

	Year ended December 31,
(In thousands)	2012	2011	2010
(Amortization) accretion of loss share indemnification asset	$(129,676)	$(10,855)	$73,487
80% mirror accounting on credit impairment losses[1]	58,187	110,457	-
80% mirror accounting on reimbursable expenses	29,234	5,093	-
80% mirror accounting on discount accretion for loans and
unfunded commitments accounted for under ASC 310-20	(969)	(33,221)	(95,383)
Change in true-up payment obligation	(13,178)	(6,304)	(3,855)
Other	191	1,621	-
Total FDIC loss share (expense) income	$(56,211)	$66,791	$(25,751)
[1] Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.

Stock-based compensation	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]

Note 38 - Stock-based compensation

The Corporation maintained a Stock Option Plan (the “Stock Option Plan”), which permitted the granting of incentive awards in the form of qualified stock options, incentive stock options, or non-statutory stock options of the Corporation. In April 2004, the Corporation's shareholders adopted the Popular, Inc. 2004 Omnibus Incentive Plan (the “Incentive Plan”), which replaced and superseded the Stock Option Plan. The adoption of the Incentive Plan did not alter the original terms of the grants made under the Stock Option Plan prior to the adoption of the Incentive Plan.

Stock Option Plan

Employees and directors of the Corporation or any of its subsidiaries were eligible to participate in the Stock Option Plan. The Board of Directors or the Compensation Committee of the Board had the absolute discretion to determine the individuals that were eligible to participate in the Stock Option Plan. This plan provided for the issuance of Popular, Inc.'s common stock at a price equal to its fair market value at the grant date, subject to certain plan provisions. The shares are to be made available from authorized but unissued shares of common stock or treasury stock. The Corporation's policy has been to use authorized but unissued shares of common stock to cover each grant. The maximum option term is ten years from the date of grant. Unless an option agreement provides otherwise, all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement.

(Not in thousands)
Exercise price range per share			Options outstanding	Weighted-average exercise price of options outstanding	Weighted-average remaining life of options outstanding in years	Options exercisable (fully vested)	Weighted-average exercise price of options exercisable
$159.95	-	$185.00	56,386	$167.84	0.20	56,386	$167.84
$192.50	-	$272.00	104,600	$252.29	1.50	104,600	$252.29
$159.95	-	$272.00	160,986	$222.71	1.04	160,986	$222.71

There was no intrinsic value of options outstanding at December 31, 2012, 2011 and 2010.

The stock options exercisable at December 31, 2012 totaled 160,986 (2011 - 206,946; 2010 - 227,518). There was no intrinsic value of options exercisable at December 31, 2012, 2011 and 2010.

The following table summarizes the stock option activity and related information:

(Not in thousands)	Options outstanding	Weighted-average exercise price
Outstanding at January 1, 2010	255,267	$206.44
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(27,749)	204.27
Outstanding at December 31, 2010	227,518	$206.71
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(20,572)	195.48
Outstanding at December 31, 2011	206,946	$207.83
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(45,960)	155.68
Outstanding at December 31, 2012	160,986	$222.71

There was no stock option expense recognized for the years ended December 31, 2012, 2011 and 2010.

Incentive Plan

The Incentive Plan permits the granting of incentive awards in the form of Annual Incentive Awards, Long-term Performance Unit Awards, Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Units or Performance Shares. Participants in the Incentive Plan are designated by the Compensation Committee of the Board of Directors (or its delegate as determined by the Board). Employees and directors of the Corporation and/or any of its subsidiaries are eligible to participate in the Incentive Plan.

Under the Incentive Plan, the Corporation has issued restricted shares, which become vested based on the employees' continued service with Popular. Unless otherwise stated in an agreement, the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service. The five-year vesting part is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The restricted shares granted consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule vest in two years from grant date.

The following table summarizes the restricted stock activity under the Incentive Plan for members of management.

(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Non-vested at January 1, 2010	13,852	$236.20
Granted	152,541	27.00
Vested	(34,088)	78.70
Forfeited	(19,131)	32.40
Non-vested at December 31, 2010	113,174	$36.06
Granted	155,945	32.35
Vested	(5,156)	89.97
Forfeited	(22,029)	42.03
Non-vested at December 31, 2011	241,934	$31.98
Granted	359,427	17.72
Vested	(96,353)	37.61
Forfeited	(13,785)	26.59
Non-vested at December 31, 2012	491,223	$20.59

During the year ended December 31, 2012, 359,427 shares of restricted stock (2011- 155,945; 2010 - 152,541) were awarded to management under the Incentive Plan, from which 253,170 shares (2011- 111,045; 2010- 130,503) were awarded to management consistent with the requirements of the TARP Interim Final Rule.

Beginning in 2007, the Corporation authorized the issuance of performance shares, in addition to restricted shares, under the Incentive Plan. The performance share awards consist of the opportunity to receive shares of Popular Inc.'s common stock provided that the Corporation achieves certain performance goals during a three-year performance cycle. The compensation cost associated with the performance shares is recorded ratably over a three-year performance period. The performance shares are granted at the end of the three-year period and vest at grant date, except when the participant's employment is terminated by the Corporation without cause. In such case, the participant would receive a pro-rata amount of shares calculated as if the Corporation would have met the performance goal for the performance period. During the years ended December 31, 2012 and 2011, no performance shares were granted under this plan (2010 - 4,286).

During the year ended December 31, 2012, the Corporation recognized $ 4.3 million of restricted stock expense related to management incentive awards, with a tax benefit of $ 1.1 million (2011 - $ 2.2 million, with a tax benefit of $ 0.5 million; 2010 - $ 1.0 million, with a tax benefit of $ 0.4 million). During the year ended December 31, 2012, the fair market value of the restricted stock vested was $2.7 million at grant date and $1.6 million at vesting date. This triggers a shortfall of $0.3 million that was recorded as an additional income tax expense at the applicable income tax rate. No additional income tax expense was recorded for the U.S. employees due to the valuation allowance of the deferred tax asset. There was no performance share expense recognized for the years ended December 31, 2012 and 2011 (2010 - $ 0.5 million, with a tax benefit of $ 0.2 million). The total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management at December 31, 2012 was $ 5.3 million and is expected to be recognized over a weighted-average period of 2.1 years.

The following table summarizes the restricted stock activity under the Incentive Plan for members of the Board of Directors:

(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2010	-	-
Granted	30,590	$29.50
Vested	(30,590)	29.50
Forfeited	-	-
Non-vested at December 31, 2010	-	-
Granted	30,163	$26.72
Vested	(30,163)	26.72
Forfeited	-	-
Non-vested at December 31, 2011	-	-
Granted	41,174	$16.37
Vested	(41,174)	16.37
Forfeited	-	-
Non-vested at December 31, 2012	-	-

During the year ended December 31, 2012, the Corporation granted 41,174 shares of restricted stock to members of the Board of Directors of Popular, Inc., which became vested at grant date (2011 - 30,163; 2010 – 30,590). During this period, the Corporation recognized $0.4 million of restricted stock expense related to these restricted stock grants, with a tax benefit of $0.1 million (2011 - $0.5 million, with a tax benefit of $0.1 million; 2010 - $0.5 million, with a tax benefit of $0.2 million). The fair value at vesting date of the restricted stock vested during the year ended December 31, 2012 for directors was $0.6 million.

Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure Text Block

Note 39 – Income taxes

The components of income tax (benefit) expense for the years ended December 31, are summarized in the following table.

(In thousands)	2012	2011	2010
Current income tax expense:
Puerto Rico	$108,090	$107,343	$119,729
Federal and States	998	1,722	628
Subtotal	109,088	109,065	120,357
Deferred income tax (benefit) expense:
Puerto Rico	(138,632)	(99,636)	(510)
Federal and States	3,141	2,211	(11,617)
Adjustment for enacted changes in income tax laws	-	103,287	-
Subtotal	(135,491)	5,862	(12,127)
Total income tax (benefit) expense	$(26,403)	$114,927	$108,230

The reasons for the difference between the income tax (benefit) expense applicable to income before provision for income taxes and the amount computed by applying the statutory tax rate in Puerto Rico, were as follows:

	2012		2011		2010
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$65,662	30%	$79,876	30%	$100,586	41%
Benefit of net tax exempt interest income	(25,540)	(12)	(31,379)	(12)	(7,799)	(3)
Effect of income subject to preferential
tax rate [1]	(78,132)	(36)	(1,852)	(1)	(143,844)	(59)
Deferred tax asset valuation allowance	166	-	7,192	3	143,754	59
Non-deductible expenses	23,093	11	21,756	8	28,130	11
Difference in tax rates due to multiple
jurisdictions	(6,034)	(3)	(8,555)	(3)	13,908	6
Initial adjustment in deferred tax due to
change in tax rate	-	-	103,287	39	-	-
Recognition of tax benefits from previous
years [2]	-	-	(53,615)	(20)	0	0
Unrecognized tax benefits	(8,985)	(4)	(5,160)	(2)	-	-
Others	3,367	2	3,377	1	(26,505)	(11)
Income tax (benefit) expense	$(26,403)	(12)%	$114,927	43%	$108,230	44%

[1] Includes the impact of the Closing Agreement with the P.R. Treasury signed in June 2012 and income from investments in subsidiaries subject to preferential tax rates.

[2] Represents the impact of the Ruling and Closing Agreement with the P.R. Treasury signed in June 2011.

The results for the year ended December 31, 2012 reflect a tax benefit of $72.9 million, recorded during the second quarter, related to the reduction of the deferred tax liability on the estimated gains for tax purposes related to the loans acquired from Westernbank (the “Acquired Loans”). In June 2012, the Puerto Rico Department of the Treasury (the “P.R. Treasury”) and the Corporation entered into a Closing Agreement (the “Closing Agreement”) to clarify that the Acquired Loans are a capital asset and any gain resulting from such loans will be taxed at the capital gain tax rate of 15% instead of the ordinary income tax rate of 30%, thus reducing the deferred tax liability on the estimated gain and recognizing an income tax benefit for accounting purposes.

The results for the year ended December 31, 2011 reflect an income tax expense of $ 103.3 million due to the effect on the net deferred tax asset of the reduction in the marginal corporate income tax rate from 39% to 30% as a result of the enactment on January 31, 2011 of a new Internal Revenue Code in Puerto Rico. The results also reflect a tax benefit of $53.6 million, as a result of a private ruling and a Closing Agreement entered into with the P.R. Treasury. In June 2011, the P.R. Treasury and the Corporation signed a Closing Agreement in which both parties agreed that for tax purposes the deductions related to certain charge-offs recorded on the financial statements of the Corporation for years 2009 and 2010 will be deferred until years 2013 through 2016. The tax benefit resulted from the recovery of certain tax benefits not previously recorded during 2009 (the benefit of reduced tax rates for capital gains) and 2010 (the benefit of exempt income) that were previously unavailable to the Corporation as a result of being in a loss position during such years.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Significant components of the Corporation's deferred tax assets and liabilities at December 31 were as follows:

(In thousands)	2012	2011
Deferred tax assets:
Tax credits available for carryforward	$2,666	$3,459
Net operating loss and other carryforward available	1,201,174	1,174,488
Postretirement and pension benefits	97,276	104,663
Deferred loan origination fees	6,579	6,788
Allowance for loan losses	592,664	605,105
Deferred gains	10,528	11,763
Accelerated depreciation	6,699	5,527
Intercompany deferred gains	3,891	4,344
Other temporary differences	31,864	27,341
Total gross deferred tax assets	1,953,341	1,943,478
Deferred tax liabilities:
Differences between the assigned values and the tax basis of assets and liabilities
recognized in purchase business combinations	37,281	32,293
Difference in outside basis between financial and tax reporting on sale of a business	6,400	20,721
FDIC-assisted transaction	53,351	142,000
Unrealized net gain on trading and available-for-sale securities	51,002	73,991
Deferred loan origination costs	3,459	4,277
Other temporary differences	10,142	6,187
Total gross deferred tax liabilities	161,635	279,469
Valuation allowance	1,260,542	1,259,358
Net deferred tax asset	$531,164	$404,651

The net deferred tax asset shown in the table above at December 31, 2012 is reflected in the consolidated statements of financial condition as $ 541 million in net deferred tax assets (in the “other assets” caption) (2011 - $ 430 million in deferred tax asset in the “other assets” caption) and $10 million in deferred tax liabilities (in the “other liabilities” caption) (2011 - $25 million in deferred tax liabilities in the “other liabilities” caption), reflecting the aggregate deferred tax assets or liabilities of individual tax-paying subsidiaries of the Corporation.

At December 31, 2012, the Corporation had total tax credits of $ 2.7 million that will reduce the regular income tax liability in future years expiring in annual installments through the year 2015.

Included as part of the other carryforwards available are $36.3 million related to contributions to Banco Popular de Puerto Rico qualified pension plan and $2.4 million of other net operating loss carryforwards (“NOLs”) that have no expiration date. Additionally, the deferred tax asset related to the NOLs outstanding at December 31, 2012 expires as follows:

(In thousands)
2013	$1,447
2016	7,263
2017	8,542
2018	15,505
2019	230
2021	76
2022	971
2023	1,248
2027	65,165
2028	510,675
2029	195,014
2030	193,707
2031	136,657
2032	25,914
$1,162,414

A deferred tax asset should be reduced by a valuation allowance if based on the weight of all available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or the entire deferred tax asset will not be realized. The valuation allowance should be sufficient to reduce the deferred tax asset to the amount that is more likely than not to be realized. The determination of whether a deferred tax asset is realizable is based on weighting all available evidence, including both positive and negative evidence. The realization of deferred tax assets, including carryforwards and deductible temporary differences, depends upon the existence of sufficient taxable income of the same character during the carryback or carryforward period. The analysis considers all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in prior carryback years and tax-planning strategies.

The Corporation's U.S. mainland operations are in a cumulative loss position for the three-year period ended December 31, 2012 taking into account taxable income adjusted by temporary differences. For purposes of assessing the realization of the deferred tax assets in the U.S. mainland operations, this cumulative taxable loss position is considered significant negative evidence, which evaluated along with of all sources of taxable income available to realize the deferred tax asset, has caused management to conclude that it is more-likely-than-not that the Corporation will not be able to fully realize the deferred tax assets in the future. At December 31, 2012, the Corporation recorded a valuation allowance of $ 1.3 billion on the deferred tax assets of its U.S. operations (December 31, 2011 - $ 1.3 billion).

At December 31, 2012, the Corporation's net deferred tax assets related to its Puerto Rico operations amounted to $558 million. The Corporation's Puerto Rico banking operations are no longer in a cumulative loss position. These operations show a cumulative income position for the three-year period ended December 31, 2012 taking into account taxable income exclusive of reversing temporary differences (adjusted taxable income). The sustained profitability during the years 2011 and 2012 is considered a strong piece of objectively verifiable positive evidence for the evaluation of the deferred tax asset valuation allowance. Based on this evidence and its estimate of adjusted taxable income for future years, the Corporation has concluded that it is more likely than not that the net deferred tax asset of the Puerto Rico operations will be realized.

Under the Puerto Rico Internal Revenue Code, the Corporation and its subsidiaries are treated as separate taxable entities and are not entitled to file consolidated tax returns. The Code provides a dividends-received deduction of 100% on dividends received from “controlled” subsidiaries subject to taxation in Puerto Rico and 85% on dividends received from other taxable domestic corporations.

The Corporation's federal income tax provision (benefit) for 2012 was $4.4 million (2011 – $1.1 million; 2010 – $ (8.9) million). The intercompany settlement of taxes paid is based on tax sharing agreements which generally allocate taxes to each entity based on a separate return basis.

The following table presents a reconciliation of unrecognized tax benefits.

(In millions)
Balance at January 1, 2011	$26.3
Additions for tax positions related to 2011	3.7
Additions for tax positions taken in prior years	2.1
Reduction as a result of lapse of statute of limitations	(6.0)
Reduction as a result of settlements	(6.6)
Balance at December 31, 2011	$19.5
Additions for tax positions related to 2012	1.1
Reduction for tax positions of current year	(0.2)
Reduction as a result of lapse of statute of limitations	(6.3)
Reduction for tax positions of prior years	(0.7)
Balance at December 31, 2012	$13.4

At December 31, 2012, the related accrued interest approximated $4.3 million (2011 - $5.5 million). The interest expense recognized during 2012 was $0.2 million (2011 - $0.3 million). Management determined that, as of December 31, 2012 and 2011, there was no need to accrue for the payment of penalties. The Corporation's policy is to report interest related to unrecognized tax benefits in income tax expense, while the penalties, if any, are reported in other operating expenses in the consolidated statements of operations.

After consideration of the effect on U.S. federal tax of unrecognized U.S. state tax benefits, the total amount of unrecognized tax benefits, including U.S. and Puerto Rico that, if recognized, would affect the Corporation's effective tax rate, was approximately $16.9 million at December 31, 2012 (2011 - $24.2 million).

The amount of unrecognized tax benefits may increase or decrease in the future for various reasons including adding amounts for current tax year positions, expiration of open income tax returns due to the statute of limitations, changes in management's judgment about the level of uncertainty, status of examinations, litigation and legislative activity, and the addition or elimination of uncertain tax positions.

The Corporation and its subsidiaries file income tax returns in Puerto Rico, the U.S. federal jurisdiction, various U.S. states and political subdivisions, and foreign jurisdictions. As of December 31, 2012, the following years remain subject to examination: U.S. Federal jurisdiction – 2009 through 2012 and Puerto Rico – 2008 through 2012. The Corporation anticipates a reduction in the total amount of unrecognized tax benefits within the next 12 months, which could amount to approximately $10 million.

	2012		2011		2010
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$65,662	30%	$79,876	30%	$100,586	41%
Benefit of net tax exempt interest income	(25,540)	(12)	(31,379)	(12)	(7,799)	(3)
Effect of income subject to preferential
tax rate [1]	(78,132)	(36)	(1,852)	(1)	(143,844)	(59)
Deferred tax asset valuation allowance	166	-	7,192	3	143,754	59
Non-deductible expenses	23,093	11	21,756	8	28,130	11
Difference in tax rates due to multiple
jurisdictions	(6,034)	(3)	(8,555)	(3)	13,908	6
Initial adjustment in deferred tax due to
change in tax rate	-	-	103,287	39	-	-
Recognition of tax benefits from previous
years [2]	-	-	(53,615)	(20)	0	0
Unrecognized tax benefits	(8,985)	(4)	(5,160)	(2)	-	-
Others	3,367	2	3,377	1	(26,505)	(11)
Income tax (benefit) expense	$(26,403)	(12)%	$114,927	43%	$108,230	44%

[1] Includes the impact of the Closing Agreement with the P.R. Treasury signed in June 2012 and income from investments in subsidiaries subject to preferential tax rates.

[2] Represents the impact of the Ruling and Closing Agreement with the P.R. Treasury signed in June 2011.

Supplemental disclosure on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

Note 40 – Supplemental disclosure on the consolidated statements of cash flows

Additional disclosures on cash flow information and non-cash activities for the years ended December 31, 2012, 2011 and 2010 are listed in the following table:

(In thousands)	2012	2011	2010

Income taxes paid	$189,468	$171,818	$41,052
Interest paid	388,250	517,980	682,943
Non-cash activities:
Loans transferred to other real estate	$294,993	$229,064	$183,901
Loans transferred to other property	25,685	26,148	37,383
Total loans transferred to foreclosed assets	320,678	255,212	221,284
Transfers from loans held-in-portfolio to loans held-for-sale	141,412	121,225	1,020,889
Transfers from loans held-for-sale to loans held-in-portfolio	10,325	28,535	12,388
Loans securitized into investment securities[1]	1,330,743	1,101,800	817,528
Net write-downs (recoveries) related to loans transferred to loans held-for-sale	34	(1,101)	327,207
Trades receivables from brokers and counterparties	137,542	69,535	23,055
Recognition of mortgage servicing rights on securitizations or asset transfers	18,495	19,971	15,326
Gain on retained interest (sale of EVERTEC)	-	-	93,970
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	-	102,353	-
Conversion of preferred stock to common stock:
Preferred stock converted	-	-	(1,150,000)
Common stock issued	-	-	1,341,667
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

For the year ended December 31, 2010 the changes in operating assets and liabilities included in the reconciliation of net income to net cash provided by operating activities, as well as the changes in assets and liabilities presented in the investing and financing sections are net of the effect of the assets acquired and liabilities assumed from the Westernbank FDIC-assisted transaction. The cash received in the transaction, which amounted to $261 million, is presented in the investing activities section of the Consolidated Statements of Cash Flows as “Cash acquired related to business acquisitions”.

Segment Reporting	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Segment Reporting Disclosure [Text Block]

Note 41 – Segment reporting

The Corporation's corporate structure consists of two reportable segments – Banco Popular de Puerto Rico and Banco Popular North America.

Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources. The segments were determined based on the organizational structure, which focuses primarily on the markets the segments serve, as well as on the products and services offered by the segments.

Banco Popular de Puerto Rico:

Given that Banco Popular de Puerto Rico constitutes a significant portion of the Corporation's results of operations and total assets at December 31, 2012, additional disclosures are provided for the business areas included in this reportable segment, as described below:

  Commercial banking represents the Corporation's banking operations conducted at BPPR, which are targeted mainly to corporate, small and middle size businesses. It includes aspects of the lending and depository businesses, as well as other finance and advisory services. BPPR allocates funds across business areas based on duration matched transfer pricing at market rates. This area also incorporates income related with the investment of excess funds, as well as a proportionate share of the investment function of BPPR.
  Consumer and retail banking represents the branch banking operations of BPPR which focus on retail clients. It includes the consumer lending business operations of BPPR, as well as the lending operations of Popular Auto and Popular Mortgage. Popular Auto focuses on auto and lease financing, while Popular Mortgage focuses principally on residential mortgage loan originations. The consumer and retail banking area also incorporates income related with the investment of excess funds from the branch network, as well as a proportionate share of the investment function of BPPR. Effective December 31, 2012, Popular Mortgage, which was a wholly-owned subsidiary of BPPR prior to that date, was merged with and into BPPR as part of an internal reorganization. The Corporation's mortgage origination business will continue to be conducted under the brand name Popular Mortgage.
  Other financial services include the trust and asset management service units of BPPR, the brokerage and investment banking operations of Popular Securities, and the insurance agency and reinsurance businesses of Popular Insurance, Popular Insurance V.I., Popular Risk Services, and Popular Life Re. Most of the services that are provided by these subsidiaries generate profits based on fee income.

Banco Popular North America:

Banco Popular North America's reportable segment consists of the banking operations of BPNA, E-LOAN, Popular Equipment Finance, Inc. and Popular Insurance Agency, U.S.A. BPNA operates through a retail branch network in the U.S. mainland, while E-LOAN supports BPNA's deposit gathering through its online platform. All direct lending activities at E-LOAN were ceased during the fourth quarter of 2008. Popular Equipment Finance, Inc. also holds a running-off loan portfolio as this subsidiary ceased originating loans during 2009. Popular Insurance Agency, U.S.A. offers investment and insurance services across the BPNA branch network.

The Corporate group consists primarily of the holding companies: Popular, Inc., Popular North America, Popular International Bank and certain of the Corporation's investments accounted for under the equity method, including EVERTEC and Centro Financiero BHD, S.A. The Corporate group also includes the expenses of certain corporate areas that are identified as critical to the organization: Finance, Risk Management and Legal.

The accounting policies of the individual operating segments are the same as those of the Corporation. Transactions between reportable segments are primarily conducted at market rates, resulting in profits that are eliminated for reporting consolidated results of operations.

The tables that follow present the results of operations and total assets by reportable segments:

December 31, 2012
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,198,541	$281,686	$-
Provision for loan losses	356,496	52,041	-
Non-interest income	402,086	56,864	-
Amortization of intangibles	7,351	2,721	-
Depreciation expense	37,321	8,157	-
Loss on early extinguishment of debt	25,196	-	-
Other operating expenses	903,677	225,893	-
Income tax (benefit) expense	(20,245)	3,745	-
Net income	$290,831	$45,993	$-
Segment assets	$27,600,235	$8,651,790	$(31,792)

December 31, 2012
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,480,227	$(108,222)	$614	$1,372,619
Provision for loan losses	408,537	404	-	408,941
Non-interest income	458,950	77,912	(70,520)	466,342
Amortization of intangibles	10,072	-	-	10,072
Depreciation expense	45,478	1,258	-	46,736
Loss on early extinguishment of debt	25,196	-	-	25,196
Other operating expenses	1,129,570	69,863	(70,289)	1,129,144
Income tax benefit	(16,500)	(9,945)	42	(26,403)
Net income (loss)	$336,824	$(91,890)	$341	$245,275
Segment assets	$36,220,233	$5,308,327	$(5,021,025)	$36,507,535

December 31, 2011
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,240,700	$295,602	$-
Provision for loan losses	487,238	88,482	-
Non-interest income	488,459	74,896	-
Amortization of intangibles	6,933	2,721	-
Depreciation expense	37,180	7,665	-
Loss on early extinguishment of debt	693	-	-
Other operating expenses	845,821	237,967	-
Income tax expense	119,819	3,745	-
Net income	$231,475	$29,918	$-
Segment assets	$28,423,064	$8,581,209	$(26,447)

December 31, 2011
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,536,302	$(105,267)	$957	$1,431,992
Provision for loan losses	575,720	-	-	575,720
Non-interest income	563,355	66,473	(69,551)	560,277
Amortization of intangibles	9,654	-	-	9,654
Depreciation expense	44,845	1,601	-	46,446
Loss on early extinguishment of debt	693	8,000	-	8,693
Other operating expenses	1,083,788	71,586	(69,870)	1,085,504
Income tax expense (benefit)	123,564	(9,145)	508	114,927
Net income (loss)	$261,393	$(110,836)	$768	$151,325
Segment assets	$36,977,826	$5,348,638	$(4,978,032)	$37,348,432

December 31, 2010
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,095,932	$309,985	$-
Provision for loan losses	609,630	402,250	-
Non-interest income	448,301	54,570	-
Amortization of intangibles	5,449	3,181	-
Depreciation expense	38,364	9,109	-
Loss on early extinguishment of debt	1,171	21,866	-
Other operating expenses	815,947	264,110	-
Income tax expense	27,120	4,318	-
Net income (loss)	$46,552	$(340,279)	$-
Segment assets	$29,429,358	$8,973,984	$(28,662)

December 31, 2010
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,405,917	$(111,747)	$695	$1,294,865
Provision for loan losses	1,011,880	-	-	1,011,880
Non-interest income	502,871	912,555	(127,233)	1,288,193
Amortization of intangibles	8,630	543	-	9,173
Depreciation expense	47,473	11,388	-	58,861
Loss on early extinguishment of debt	23,037	15,750	-	38,787
Other operating expenses	1,080,057	263,270	(124,601)	1,218,726
Income tax expense	31,438	76,995	(203)	108,230
Net (loss) income	$(293,727)	$432,862	$(1,734)	$137,401
Segment assets	$38,374,680	$5,583,501	$(5,143,183)	$38,814,998

Additional disclosures with respect to the Banco Popular de Puerto Rico reportable segment are as follows:

December 31, 2012
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$423,798	$762,857	$11,882	$4	$1,198,541
Provision for loan losses	149,597	206,899	-	-	356,496
Non-interest income	20,095	269,190	112,949	(148)	402,086
Amortization of intangibles	13	6,833	505	-	7,351
Depreciation expense	16,840	19,522	959	-	37,321
Loss on early extinguishment of debt	8,037	17,159	-	-	25,196
Other operating expenses	279,358	555,797	68,670	(148)	903,677
Income tax (benefit) expense	(33,068)	(1,460)	14,281	2	(20,245)
Net income	$23,116	$227,297	$40,416	$2	$290,831
Segment assets	$12,770,793	$19,668,009	$632,676	$(5,471,243)	$27,600,235

December 31, 2011
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$501,946	$727,050	$11,600	$104	$1,240,700
Provision for loan losses	356,905	130,333	-	-	487,238
Non-interest income	173,764	209,100	105,632	(37)	488,459
Amortization of intangibles	103	6,175	655	-	6,933
Depreciation expense	16,928	19,297	955	-	37,180
Loss on early extinguishment of debt	693	-	-	-	693
Other operating expenses	257,830	523,423	64,759	(191)	845,821
Income tax expense	38,332	67,678	13,707	102	119,819
Net income	$4,919	$189,244	$37,156	$156	$231,475
Segment assets	$13,643,862	$20,035,526	$1,225,247	$(6,481,571)	$28,423,064

December 31, 2010
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$443,242	$643,076	$9,392	$222	$1,095,932
Provision for loan losses	464,214	145,416	-	-	609,630
Non-interest income	133,674	211,242	103,552	(167)	448,301
Amortization of intangibles	558	4,313	578	-	5,449
Depreciation expense	16,760	20,464	1,140	-	38,364
Loss on early extinguishment of debt	1,171	-	-	-	1,171
Other operating expenses	272,755	477,859	65,619	(286)	815,947
Income tax (benefit) expense	(68,791)	79,206	16,575	130	27,120
Net (loss) income	$(109,751)	$127,060	$29,032	$211	$46,552
Segment assets	$15,625,030	$21,483,403	$462,771	$(8,141,846)	$29,429,358

Additional disclosures with respect to the Banco Popular North America reportable segments are as follows:

December 31, 2012
Banco Popular North America
	Banco Popular			Total Banco Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$278,228	$3,458	$-	$281,686
Provision for loan losses	36,841	15,200	-	52,041
Non-interest income	53,749	3,115	-	56,864
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	8,157	-	-	8,157
Other operating expenses	223,069	2,824	-	225,893
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,444	$(11,451)	$-	$45,993
Segment assets	$9,378,779	$367,362	$(1,094,351)	$8,651,790

December 31, 2011
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$294,224	$1,378	$-	$295,602
Provision for loan losses	61,753	26,729	-	88,482
Non-interest income	69,269	5,627	-	74,896
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	7,665	-	-	7,665
Other operating expenses	229,998	7,969	-	237,967
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,611	$(27,693)	$-	$29,918
Segment assets	$9,289,507	$418,436	$(1,126,734)	$8,581,209

December 31, 2010
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$305,893	$4,148	$(56)	$309,985
Provision for loan losses	400,077	2,173	-	402,250
Non-interest income (loss)	73,032	(18,462)	-	54,570
Amortization of intangibles	3,181	-	-	3,181
Depreciation expense	8,539	570	-	9,109
Loss on early extinguishment of debt	21,866	-	-	21,866
Other operating expenses	256,855	7,255	-	264,110
Income tax expense	1,589	2,729	-	4,318
Net loss	$(313,182)	$(27,041)	$(56)	$(340,279)
Segment assets	$9,632,188	$490,845	$(1,149,049)	$8,973,984

Geographic Information

(In thousands)	2012	2011	2010
Revenues:[1]
Puerto Rico	$1,423,912	$1,551,518	$2,138,629
United States	316,906	347,460	339,664
Other	98,143	93,291	104,765
Total consolidated revenues	$1,838,961	$1,992,269	$2,583,058

[1] Total revenues include net interest income, service charges on deposit accounts, other service fees, net (loss) gain on sale and valuation adjustments of investment securities, trading account (loss) profit, net gain on sale of loans and valuation adjustments on loans held-for-sale, adjustments to indemnity reserves on loans sold, FDIC loss share (expense) income, fair value change in equity appreciation instrument, gain on sale of processing and technology business and other operating income.

Selected Balance Sheet Information
(In thousands)	2012	2011	2010
Puerto Rico
Total assets	$26,582,248	$27,410,644	$28,556,279
Loans	18,484,977	18,594,751	18,729,654
Deposits	19,984,830	20,696,606	19,149,753
United States
Total assets	$8,816,143	$8,708,709	$9,087,737
Loans	5,852,705	5,845,359	6,978,007
Deposits	6,049,168	6,151,959	6,566,710
Other
Total assets	$1,109,144	$1,229,079	$1,170,982
Loans	755,950	874,282	751,194
Deposits [1]	966,615	1,093,562	1,045,737
[1] Represents deposits from BPPR operations located in the US and British Virgin Islands.

Subsequent events	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Subsequent events [Text Block]

Note 42 ─ Subsequent events

Subsequent events are events and transactions that occur after the balance sheet date but before the financial statements are issued. The effects of subsequent events and transactions are recognized in the financial statements when they provide additional evidence about conditions that existed at the balance sheet date. The Corporation has evaluated events and transactions occurring subsequent to December 31, 2012.

On February 6, 2013, EVERTEC filed a registration statement with the Securities and Exchange Commission (the "SEC") to register an offering of $100 million in capital through an initial public offering (“IPO”) of its common stock. The amount offered is subject to change prior to the time that the registration statement is declared effective by the SEC and EVERTEC may decide not to proceed with an IPO. In connection with the proposed offering, the Corporation may sell a portion of its currently owned shares of EVERTEC. As of February 28, 2013, the specific number of shares to be sold has not yet been determined. If the Corporation sells a portion of its currently owned shares of EVERTEC, it is expected that it will record a net gain on the sale of these shares. Regardless of whether the Corporation sells any of its currently owned shares in an IPO, its interest in EVERTEC would be reduced as a result of this transaction. There can be no assurances whether EVERTEC will continue to pursue an IPO or whether the Corporation will sell any of its currently owned shares in an IPO, or if an IPO is consummated that the Corporation will receive any proceeds or record a gain in connection with the transaction.

Popular, Inc. (Holding company only) financial information	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 43 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2012 and 2011, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2012.

Condensed Statements of Condition
	December 31,
(In thousands)	2012	2011
ASSETS
Cash and due from banks (includes $915 due from bank subsidiary (2011 - $6,172))	$1,103	$6,365
Money market investments (2011 - includes $24,061 due from bank subsidiary)	18,574	42,239
Trading account securities	1,259	-
Investment securities available-for-sale, at fair value (includes $38,675 in securities from affiliate
at fair value (2011 - $35,700))[1]	42,383	35,700
Investment securities held-to-maturity, at amortized cost (includes $185,000 in subordinated
notes from BPPR)	185,000	185,000
Other investment securities, at lower of cost or realizable value (includes $9,725 in common
securities from statutory trusts)[2]	10,850	10,850
Investment in BPPR and subsidiaries, at equity	2,809,521	2,626,951
Investment in Popular North America and subsidiaries, at equity	1,244,732	1,146,676
Investment in other non-bank subsidiaries, at equity	231,704	213,660
Advances to subsidiaries	230,300	193,900
Loans to affiliates[1]	53,589	53,214
Other loans	2,191	2,501
Less - Allowance for loan losses	241	8
Premises and equipment	2,495	2,533
Investment in equity method investees[1]	93,128	195,193
Other assets (includes $2,007 due from subsidiaries and affiliate (2011 - $3,237))[1]	21,876	24,750
Total assets	$4,948,464	$4,739,524

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$$790,282	$$760,849
Other liabilities (includes $1,558 due to subsidiaries and affiliate (2011 - $2,023))[1]	48,182	59,922
Stockholders’ equity	4,110,000	3,918,753
Total liabilities and stockholders’ equity	$4,948,464	$4,739,524
[1] Refer to Note 30 to the consolidated financial statements for the effect of eliminations on transactions with EVERTEC, Inc. (affiliate).
[2] Refer to Note 22 to the consolidated financial statements for information on the statutory trusts.

Condensed Statements of Operations
	Year ended December 31,
(In thousands)	2012	2011	2010
Income:
Dividends from subsidiaries	$5,000	$20,000	$168,100
Interest income (includes $22,891 due from subsidiaries and affiliates (2011 - $24,800;
2010 - $30,543))[1]	23,038	25,145	31,261
Gain on sale of processing and technology business	-	-	640,802
Earnings from investments in equity method investees[1]	40,505	14,186	3,402
Other operating income (loss)	1,461	8,959	(120)
Trading account profit	214	-	-
Total income	70,218	68,290	843,445
Expenses:
Interest expense	95,898	94,615	111,809
Provision for loan losses	404	-	-
Loss on early extinguishment of debt	-	8,000	15,750
Operating expenses (include expenses for services provided by subsidiaries and affiliate of $9,487 (2011 - $8,459; 2010 - $7,339)), net of reimbursement by subsidiaries for services
provided by parent of $58,577 (2011 - $56,671; 2010 - $49,556)	1,705	1,066	35,923
Total expenses	98,007	103,681	163,482
(Loss) income before income taxes and equity in undistributed
earnings (losses) of subsidiaries	(27,789)	(35,391)	679,963
Income taxes	1,702	2,786	80,444
(Loss) income before equity in undistributed earnings (losses) of subsidiaries	(29,491)	(38,177)	599,519
Equity in undistributed earnings (losses) of subsidiaries	274,766	189,502	(462,118)
Net income	$245,275	$151,325	$137,401
Comprehensive income, net of tax	$184,955	$114,738	$160,649

Condensed Statements of Cash Flows
	Year ended December 31,
(In thousands)	2012	2011	2010
Cash flows from operating activities:
Net income	$245,275	$151,325	$137,401
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries
and dividends from subsidiaries	(274,766)	(189,502)	462,118
Provision for loan losses	404	-	-
Net accretion of discounts and amortization of premiums and deferred fees	29,058	25,042	21,282
Earnings from investments under the equity method	(40,505)	(14,186)	(3,402)
Deferred income tax (benefit) expense	(14,109)	13,965	8,831
(Gain) loss on:
Sale of equity method investments	-	(5,493)	-
Sale of processing and technology business, net of transaction costs	-	-	(616,186)
Net (increase) decrease in:
Trading securities	(1,259)	-	-
Other assets	9,351	7,563	7,263
Net increase (decrease) in:
Interest payable	-	(3,467)	(528)
Other liabilities	2,581	(84,434)	42,578
Total adjustments	(289,245)	(250,512)	(78,044)
Net cash (used in) provided by operating activities	(43,970)	(99,187)	59,357
Cash flows from investing activities:
Net decrease (increase) in money market investments	23,665	(42,237)	49
Purchases of investment securities:
Available-for-sale	-	-	(35,000)
Held-to-maturity	-	(37,093)	(52,796)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Held-to-maturity	-	62,980	297,747
Capital contribution to subsidiaries	(103,500)	-	(1,345,000)
Net (increase) decrease in advances to subsidiaries and affiliates	(36,400)	226,546	(366,394)
Net repayments (disbursements) on other loans	138	(131)	(56)
Return of capital from equity method investments	150,194	-	-
Net proceeds from sale of equity method investments	-	(10,690)	-
Net proceeds from sale of processing and technology business	-	-	617,976
Acquisition of premises and equipment	(691)	(594)	(890)
Proceeds from sale of:
Premises and equipment	73	135	183
Foreclosed assets	-	-	74
Net cash provided by (used in) investing activities	33,479	198,916	(884,107)
Cash flows from financing activities:
Net increase (decrease) in:
Other short-term borrowings	-	-	(24,225)
Payments of notes payable and subordinated notes	-	(100,000)	(250,000)
Proceeds from issuance of common stock	9,402	7,690	153
Net proceeds from issuance of depositary shares	-	-	1,100,155
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Return of capital	-	1,514	-
Net cash provided by (used in) financing activities	5,229	(95,002)	825,214
Net (decrease) increase in cash and due from banks	(5,262)	4,727	464
Cash and due from banks at beginning of period	6,365	1,638	1,174
Cash and due from banks at end of period	$1,103	$6,365	$1,638

Popular, Inc. (parent company only) received net capital distributions from its direct equity method investees amounting to $155 million for the year ended December 31, 2012, which included dividend distributions of $5 million.

Notes payable represent junior subordinated debentures issued by the Corporation that are associated to capital securities issued by the Popular Capital Trust I, Popular Capital Trust II and Popular Capital Trust III. Refer to Note 22 for a description of significant provisions related to these junior subordinated debentures. The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2012:

Year	(In thousands)
2013	$-
2014	-
2015	-
2016	-
2017	-
Later years	290,812
No stated maturity	936,000
Subtotal	1,226,812
Less: Discount	(436,530)
Total	$790,282

Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Schedule Condensed Financial Statements [Text Block]
Note 44 – Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities

The following condensed consolidating financial information presents the financial position of Popular, Inc. Holding Company (“PIHC”) (parent only), Popular North America, Inc. (“PNA”) and all other subsidiaries of the Corporation at December 31, 2012 and 2011, and the results of their operations and cash flows for periods ended December 31, 2012, 2011 and 2010.

PNA is an operating, wholly-owned subsidiary of PIHC and is the holding company of its wholly-owned subsidiaries: Equity One, Inc. and Banco Popular North America (“BPNA”), including BPNA's wholly-owned subsidiaries Popular Equipment Finance, Inc., Popular Insurance Agency, U.S.A., and E-LOAN, Inc.

PIHC fully and unconditionally guarantees all registered debt securities issued by PNA.

Popular International Bank, Inc. (“PIBI”) is a wholly-owned subsidiary of PIHC and is the holding company of its wholly-owned subsidiaries Popular Insurance V.I., Inc. and Tarjetas y Transacciones en Red Tranred, C.A. Effective January 1, 2012, PNA, which was a wholly-owned subsidiary of PIBI prior to that date, became a direct wholly-owned subsidiary of PIHC after an internal reorganization. Since the internal reorganization, PIBI is no longer a bank holding company and is no longer a potential issuer of the Corporation's debt securities. PIBI has no outstanding registered debt securities that would also be guaranteed by PIHC.

A potential source of income for PIHC consists of dividends from BPPR and BPNA. Under existing federal banking regulations any dividend from BPPR or BPNA to the PIHC could be made if the total of all dividends declared by each entity during the calendar year would not exceed the total of its net income for that year, as defined by the Federal Reserve Board, combined with its retained net income for the preceding two years, less any required transfers to surplus or to a fund for the retirement of any preferred stock. Under this test, at December 31, 2012, BPPR could have declared a dividend of approximately $404 million (December 31, 2011 - $243 million).

Condensed Consolidating Statement of Financial Condition

	At December 31, 2012
			All other
	Popular Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$1,103	$624	$439,552	$(1,916)	$439,363
Money market investments	18,574	867	1,067,006	(867)	1,085,580
Trading account securities, at fair value	1,259	-	313,266	-	314,525
Investment securities available-for-sale, at
fair value	42,383	-	5,058,786	(16,968)	5,084,201
Investment securities held-to-maturity, at
amortized cost	185,000	-	142,817	(185,000)	142,817
Other investment securities, at lower of cost
or realizable value	10,850	4,492	170,101	-	185,443
Investment in subsidiaries	4,285,957	1,653,636	-	(5,939,593)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	354,468	-	354,468
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	286,080	-	21,050,205	(256,280)	21,080,005
Loans covered under loss sharing
agreements with the FDIC	-	-	3,755,972	-	3,755,972
Less - Unearned income	-	-	96,813	-	96,813
Allowance for loan losses	241	-	730,366	-	730,607
Total loans held-in-portfolio, net	285,839	-	23,978,998	(256,280)	24,008,557
FDIC loss share asset	-	-	1,399,098	-	1,399,098
Premises and equipment, net	2,495	115	533,183	-	535,793
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	266,844	-	266,844
Other real estate covered under loss
sharing agreements with the FDIC	-	-	139,058	-	139,058
Accrued income receivable	1,675	112	124,266	(325)	125,728
Mortgage servicing assets, at fair value	-	-	154,430	-	154,430
Other assets	112,775	12,614	1,457,852	(13,663)	1,569,578
Goodwill	-	-	647,757	-	647,757
Other intangible assets	554	-	53,741	-	54,295
Total assets	$4,948,464	$1,672,460	$36,301,223	$(6,414,612)	$36,507,535
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$$5,796,992	$($2,363)	$5,794,629
Interest bearing	-	-	21,216,085	(10,101)	21,205,984
Total deposits	-	-	27,013,077	(12,464)	27,000,613
Assets sold under agreements to repurchase	-	-	2,016,752	-	2,016,752
Other short-term borrowings	-	-	866,500	(230,300)	636,200
Notes payable	790,282	385,609	601,830	-	1,777,721
Subordinated notes	-	-	185,000	(185,000)	-
Other liabilities	48,182	42,120	923,138	(47,191)	966,249
Total liabilities	838,464	427,729	31,606,297	(474,955)	32,397,535
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,032	2	55,628	(55,630)	1,032
Surplus	4,141,767	4,206,708	5,859,926	(10,058,107)	4,150,294
Retained earnings (accumulated deficit)	20,353	(3,012,365)	(1,114,802)	4,118,640	11,826
Treasury stock, at cost	(444)	-	-	-	(444)
Accumulated other comprehensive (loss)
income, net of tax	(102,868)	50,386	(105,826)	55,440	(102,868)
Total stockholders' equity	4,110,000	1,244,731	4,694,926	(5,939,657)	4,110,000
Total liabilities and stockholders' equity	$4,948,464	$1,672,460	$36,301,223	$(6,414,612)	$36,507,535

Condensed Consolidating Statement of Financial Condition

	At December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$6,365	$932	$534,796	$(6,811)	$535,282
Money market investments	42,239	552	1,357,996	(24,613)	1,376,174
Trading account securities, at fair value	-	-	436,331	-	436,331
Investment securities available-for-sale, at
fair value	35,700	-	4,991,760	(17,637)	5,009,823
Investment securities held-to-maturity, at
amortized cost	185,000	-	125,383	(185,000)	125,383
Other investment securities, at lower of cost
or realizable value	10,850	4,492	164,538	-	179,880
Investment in subsidiaries	3,987,287	1,627,313	-	(5,614,600)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	363,093	-	363,093
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	249,615	-	20,673,552	(219,975)	20,703,192
Loans covered under loss sharing
agreements with the FDIC	-	-	4,348,703	-	4,348,703
Less - Unearned income	-	-	100,596	-	100,596
Allowance for loan losses	8	-	815,300	-	815,308
Total loans held-in-portfolio, net	249,607	-	24,106,359	(219,975)	24,135,991
FDIC loss share asset	-	-	1,915,128	-	1,915,128
Premises and equipment, net	2,533	118	535,835	-	538,486
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	172,497	-	172,497
Other real estate covered under loss
sharing agreements with the FDIC	-	-	109,135	-	109,135
Accrued income receivable	1,512	113	123,859	(275)	125,209
Mortgage servicing assets, at fair value	-	-	151,323	-	151,323
Other assets	217,877	13,222	1,261,324	(30,030)	1,462,393
Goodwill	-	-	648,350	-	648,350
Other intangible assets	554	-	63,400	-	63,954
Total assets	$4,739,524	$1,646,742	$37,061,107	$(6,098,941)	$37,348,432
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$5,688,643	$(33,169)	$5,655,474
Interest bearing	-	-	22,287,448	(795)	22,286,653
Total deposits	-	-	27,976,091	(33,964)	27,942,127
Assets sold under agreements to repurchase	-	-	2,165,157	(24,060)	2,141,097
Other short-term borrowings	-	30,500	459,600	(193,900)	296,200
Notes payable	760,849	427,297	668,226	-	1,856,372
Subordinated notes	-	-	185,000	(185,000)	-
Other liabilities	59,922	42,269	1,138,702	(47,010)	1,193,883
Total liabilities	820,771	500,066	32,592,776	(483,934)	33,429,679
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,026	2	55,627	(55,629)	1,026
Surplus	4,115,371	4,103,208	5,859,773	(9,954,454)	4,123,898
Accumulated deficit	(204,199)	(3,013,481)	(1,403,925)	4,408,879	(212,726)
Treasury stock, at cost	(1,057)	-	-	-	(1,057)
Accumulated other comprehensive
(loss) income, net of tax	(42,548)	56,947	(43,144)	(13,803)	(42,548)
Total stockholders' equity	3,918,753	1,146,676	4,468,331	(5,615,007)	3,918,753
Total liabilities and stockholders' equity	$4,739,524	$1,646,742	$37,061,107	$(6,098,941)	$37,348,432

Condensed Consolidating Statement of Operations

	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$5,000	$-	$-	$(5,000)	$-
Loans	6,733	-	1,556,677	(5,013)	1,558,397
Money market investments	14	25	3,707	(43)	3,703
Investment securities	16,291	322	163,179	(13,011)	166,781
Trading account securities	-	-	22,824	-	22,824
Total interest and dividend income	28,038	347	1,746,387	(23,067)	1,751,705
Interest Expense:
Deposits	-	-	184,241	(152)	184,089
Short-term borrowings	6	151	50,058	(3,410)	46,805
Long-term debt	95,892	32,183	31,765	(11,648)	148,192
Total interest expense	95,898	32,334	266,064	(15,210)	379,086
Net interest (expense) income	(67,860)	(31,987)	1,480,323	(7,857)	1,372,619
Provision for loan losses- non-covered loans	404	-	333,698	-	334,102
Provision for loan losses- covered loans	-	-	74,839	-	74,839
Net interest (expense) income
after provision for loan losses	(68,264)	(31,987)	1,071,786	(7,857)	963,678
Service charges on deposit accounts	-	-	183,026	-	183,026
Other service fees	-	-	271,859	(15,314)	256,545
Net loss on sale and valuation adjustments of
investment securities	-	-	(1,707)	-	(1,707)
Trading account profit (loss)	214	-	(17,896)	-	(17,682)
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	48,765	-	48,765
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(21,198)	-	(21,198)
FDIC loss share expense	-	-	(56,211)	-	(56,211)
Other operating income	41,966	707	85,580	(53,449)	74,804
Total non-interest income	42,180	707	492,218	(68,763)	466,342
Operating Expenses:
Personnel costs	29,779	-	435,923	-	465,702
Net occupancy expenses	3,434	3	93,822	3,193	100,452
Equipment expenses	3,831	-	41,459	-	45,290
Other taxes	2,209	-	47,911	-	50,120
Professional fees	11,042	42	273,997	(73,191)	211,890
Communications	464	-	26,370	-	26,834
Business promotion	1,823	-	59,753	-	61,576
FDIC deposit insurance	-	-	85,697	-	85,697
Loss on early extinguishment of debt	-	-	25,196	-	25,196
Other real estate owned (OREO) expenses	-	-	23,520	-	23,520
Other operating expenses	(50,877)	441	157,242	(2,007)	104,799
Amortization of intangibles	-	-	10,072	-	10,072
Total operating expenses	1,705	486	1,280,962	(72,005)	1,211,148
(Loss) income before income tax
and equity in earnings of subsidiaries	(27,789)	(31,766)	283,042	(4,615)	218,872
Income tax expense (benefit)	1,702	-	(28,147)	42	(26,403)
(Loss) income before equity in
earnings of subsidiaries	(29,491)	(31,766)	311,189	(4,657)	245,275
Equity in undistributed earnings of
subsidiaries	274,766	32,883	-	(307,649)	-
Net Income	$245,275	$1,117	$311,189	$(312,306)	$245,275
Comprehensive income (loss), net of tax	$184,955	$(5,444)	$248,507	$(243,063)	$184,955

Condensed Consolidating Statement of Operations

	Year ended December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$20,000	$-	$-	$(20,000)	$-
Loans	8,913	-	1,692,065	(6,621)	1,694,357
Money market investments	8	4	3,646	(62)	3,596
Investment securities	16,224	322	200,279	(12,884)	203,941
Trading account securities	-	-	35,607	-	35,607
Total interest income	45,145	326	1,931,597	(39,567)	1,937,501
Interest Expense:
Deposits	-	-	269,798	(311)	269,487
Short-term borrowings	50	883	59,230	(4,905)	55,258
Long-term debt	94,565	31,438	66,409	(11,648)	180,764
Total interest expense	94,615	32,321	395,437	(16,864)	505,509
Net interest (expense) income	(49,470)	(31,995)	1,536,160	(22,703)	1,431,992
Provision for loan losses- non-covered loans	-	-	430,085	-	430,085
Provision for loan losses- covered loans	-	-	145,635	-	145,635
Net interest (expense) income
after provision for loan losses	(49,470)	(31,995)	960,440	(22,703)	856,272
Service charges on deposit accounts	-	-	184,940	-	184,940
Other service fees	-	-	255,668	(15,948)	239,720
Net gain on sale and valuation adjustments of
investment securities	-	-	10,844	-	10,844
Trading account profit	-	-	5,897	-	5,897
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	30,891	-	30,891
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(33,068)	-	(33,068)
FDIC loss share income	-	-	66,791	-	66,791
Fair value change in equity appreciation instrument	-	-	8,323	-	8,323
Other operating income (loss)	23,145	(499)	75,065	(51,772)	45,939
Total non-interest income (loss)	23,145	(499)	605,351	(67,720)	560,277
Operating Expenses:
Personnel costs	28,524	-	424,846	-	453,370
Net occupancy expenses	3,396	3	95,459	3,461	102,319
Equipment expenses	3,210	-	40,630	-	43,840
Other taxes	2,269	-	49,616	-	51,885
Professional fees	10,820	11	256,994	(72,883)	194,942
Communications	421	10	26,684	-	27,115
Business promotion	1,894	-	53,173	-	55,067
FDIC deposit insurance	-	-	93,728	-	93,728
Loss on early extinguishment of debt	8,000	-	693	-	8,693
Other real estate owned (OREO) expenses	-	-	21,778	-	21,778
Other operating expenses	(49,468)	443	139,209	(2,278)	87,906
Amortization of intangibles	-	-	9,654	-	9,654
Total operating expenses	9,066	467	1,212,464	(71,700)	1,150,297
(Loss) income before income tax
and equity in earnings of subsidiaries	(35,391)	(32,961)	353,327	(18,723)	266,252
Income tax expense (benefit)	2,786	(955)	112,588	508	114,927
(Loss) income before equity in
earnings of subsidiaries	(38,177)	(32,006)	240,739	(19,231)	151,325
Equity in undistributed earnings of subsidiaries	189,502	19,206	-	(208,708)	-
Net Income (Loss)	$151,325	$(12,800)	$240,739	$(227,939)	$151,325
Comprehensive income, net of tax	$114,738	$18,812	$203,779	$(222,591)	$114,738

Condensed Consolidating Statement of Operations

	Year ended December 31, 2010
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$168,100	$-	$-	$(168,100)	$-
Loans	7,627	-	1,675,477	(6,370)	1,676,734
Money market investments	55	2	5,383	(56)	5,384
Investment securities	23,579	322	235,552	(21,243)	238,210
Trading account securities	-	-	27,918	-	27,918
Total interest and dividend income	199,361	324	1,944,330	(195,769)	1,948,246
Interest Expense:
Deposits	-	-	350,928	(47)	350,881
Short-term borrowings	46	510	65,550	(5,828)	60,278
Long-term debt	111,763	30,586	121,309	(21,436)	242,222
Total interest expense	111,809	31,096	537,787	(27,311)	653,381
Net interest income (expense)	87,552	(30,772)	1,406,543	(168,458)	1,294,865
Provision for loan losses- non-covered loans	-	-	1,011,880	-	1,011,880
Net interest income (expense)
after provision for loan losses	87,552	(30,772)	394,663	(168,458)	282,985
Service charges on deposit accounts	-	-	195,803	-	195,803
Other service fees	-	-	382,350	(4,846)	377,504
Net gain on sale and valuation adjustments of
investment securities	-	-	3,992	-	3,992
Trading account profit	-	-	16,404	-	16,404
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	15,874	-	15,874
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(72,013)	-	(72,013)
FDIC loss share expense	-	-	(25,751)	-	(25,751)
Fair value change in equity appreciation instrument	-	-	42,555	-	42,555
Gain on sale of processing and technology business	640,802	-	-	-	640,802
Other operating income (loss)	3,282	(3,980)	112,353	(18,632)	93,023
Total non-interest income (loss)	644,084	(3,980)	671,567	(23,478)	1,288,193
Operating Expenses:
Personnel costs	22,575	-	492,022	(399)	514,198
Net occupancy expenses	2,941	3	112,274	985	116,203
Equipment expenses	2,887	-	82,964	-	85,851
Other taxes	1,816	-	48,792	-	50,608
Professional fees	31,590	11	154,369	(19,865)	166,105
Communications	481	14	38,410	-	38,905
Business promotion	1,275	-	45,396	-	46,671
FDIC deposit insurance	-	-	67,644	-	67,644
Loss on early extinguishment of debt	15,750	-	23,037	-	38,787
Other real estate owned (OREO) expenses	19	-	46,770	-	46,789
Other operating expenses	(27,661)	432	173,591	(1,749)	144,613
Amortization of intangibles	-	-	9,173	-	9,173
Total operating expenses	51,673	460	1,294,442	(21,028)	1,325,547
Income (loss) before income tax
and equity in losses of subsidiaries	679,963	(35,212)	(228,212)	(170,908)	245,631
Income tax expense (benefit)	80,444	(296)	28,344	(262)	108,230
Income (loss) before equity in
losses of subsidiaries	599,519	(34,916)	(256,556)	(170,646)	137,401
Equity in undistributed losses of subsidiaries	(462,118)	(338,246)	-	800,364	-
Net Income (Loss)	$137,401	$(373,162)	$(256,556)	$629,718	$137,401
Comprehensive income (loss), net of tax	$160,649	$(357,611)	$(233,531)	$(591,142)	$160,649

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$245,275	$1,117	$311,189	$(312,306)	$245,275

Adjustments to reconcile net income to net
cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(274,766)	(32,883)	-	307,649	-
Provision for loan losses	404	-	408,537	-	408,941
Amortization of intangibles	-	-	10,072	-	10,072
Depreciation and amortization of premises and
equipment	653	3	46,080	-	46,736
Net accretion of discounts and amortization
of premiums and deferred fees	29,058	112	(66,582)	(487)	(37,899)
Fair value adjustments on mortgage servicing rights	-	-	17,406	-	17,406
FDIC loss share expense	-	-	56,211	-	56,211
Amortization of prepaid FDIC assessment	-	-	32,778	-	32,778
Adjustments (expense) to indemnity reserves on
loans sold	-	-	21,198	-	21,198
Earnings from investments under the equity
method	(40,505)	(706)	(32,267)	-	(73,478)
Deferred income tax benefit	(14,109)	-	(121,424)	42	(135,491)
Loss (gain) on:
Disposition of premises and equipment	2	-	(8,621)	-	(8,619)
Sale and valuation adjustments of investment
securities	-	-	1,707	-	1,707
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(48,765)	-	(48,765)
Sale of other assets	-	-	(2,545)	-	(2,545)
Acquisitions of loans held-for-sale	-	-	(417,108)	-	(417,108)
Proceeds from sale of loans held-for-sale	-	-	325,014	-	325,014
Net disbursements on loans held-for-sale	-	-	(1,233,240)	-	(1,233,240)
Net (increase) decrease in:
Trading securities	(1,259)	-	1,389,169	-	1,387,910
Accrued income receivable	(163)	-	(405)	49	(519)
Other assets	8,859	313	(16,483)	(16,590)	(23,901)
Net increase (decrease) in:
Interest payable	-	(126)	(9,091)	53	(9,164)
Pension and other postretirement benefits
obligations	-	-	(40,241)	-	(40,241)
Other liabilities	2,581	(25)	(473)	(235)	1,848
Total adjustments	(289,245)	(33,312)	310,927	290,481	278,851
Net cash (used in) provided by operating activities	(43,970)	(32,195)	622,116	(21,825)	524,126

Cash flows from investing activities:
Net decrease (increase) in money market investments	23,665	(315)	290,990	(23,746)	290,594
Purchases of investment securities:
Available-for-sale	-	-	(1,843,922)	-	(1,843,922)
Held-to-maturity	-	-	(25,792)	-	(25,792)
Other	-	-	(212,419)	-	(212,419)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,636,723	-	1,636,723
Held-to-maturity	-	-	9,751	-	9,751
Other	-	-	206,856	-	206,856
Proceeds from sale of investment securities:
Available for sale	-	-	52,058	-	52,058
Net (disbursements) repayments on loans	(36,262)	-	628,963	36,305	629,006
Proceeds from sale of loans	-	-	68,396	-	68,396
Acquisition of loan portfolios	-	-	(1,357,628)	-	(1,357,628)
Payments received from FDIC under loss
sharing agreements	-	-	462,016	-	462,016
Return of capital from equity method investments	150,194	1,002	-	-	151,196
Capital contribution to subsidiary	(103,500)	-	-	103,500	-
Mortgage servicing rights purchased	-	-	(2,231)	-	(2,231)
Acquisition of premises and equipment	(691)	-	(54,208)	-	(54,899)
Proceeds from sale of:
Premises and equipment	73	-	19,768	-	19,841
Other productive assets	-	-	1,026	-	1,026
Foreclosed assets	-	-	206,070	-	206,070
Net cash provided by investing activities	33,479	687	86,417	116,059	236,642

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(991,097)	21,501	(969,596)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(148,405)	24,060	(124,345)
Other short-term borrowings	-	(30,500)	406,900	(36,400)	340,000
Payments of notes payable	-	(41,800)	(173,098)	-	(214,898)
Proceeds from issuance of notes payable	-	-	106,923	-	106,923
Proceeds from issuance of common stock	9,402	-	-	-	9,402
Dividends paid to parent company	-	-	(5,000)	5,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Treasury stock acquired	(450)	-	-	-	(450)
Capital contribution from parent	-	103,500	-	(103,500)	-
Net cash provided by (used in) financing activities	5,229	31,200	(803,777)	(89,339)	(856,687)
Net decrease in cash and due from banks	(5,262)	(308)	(95,244)	4,895	(95,919)
Cash and due from banks at beginning of period	6,365	932	534,796	(6,811)	535,282
Cash and due from banks at end of period	$1,103	$624	$439,552	$(1,916)	$439,363

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$151,325	$(12,800)	$240,739	$(227,939)	$151,325

Adjustments to reconcile net income (loss) to net cash
(used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(189,502)	(19,206)	-	208,708	-
Provision for loan losses	-	-	575,720	-	575,720
Amortization of intangibles	-	-	9,654	-	9,654
Depreciation and amortization of premises and
equipment	750	3	45,693	-	46,446
Net accretion of discounts and amortization
of premiums and deferred fees	25,042	176	(137,614)	(650)	(113,046)
Impairment losses on net assets to be disposed of	-	-	4,255	-	4,255
Fair value adjustments on mortgage servicing rights	-	-	37,061	-	37,061
Fair value change in equity appreciation instrument	-	-	(8,323)	-	(8,323)
FDIC loss share income	-	-	(66,791)	-	(66,791)
Amortization of prepaid FDIC assessment	-	-	93,728	-	93,728
Adjustments (expense) to indemnity reserves on
loans sold	-	-	33,068	-	33,068
(Earnings) losses from investments under the equity
method	(14,186)	500	(20,083)	-	(33,769)
Deferred income tax expense (benefit)	13,965	(932)	(7,679)	508	5,862
Loss (gain) on:
Disposition of premises and equipment	7	-	(5,533)	-	(5,526)
Sale and valuation adjustments of investment
securities	-	-	(10,844)	-	(10,844)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(30,891)	-	(30,891)
Sale of equity method investments	(5,493)	-	(11,414)	-	(16,907)
Acquisitions of loans held-for-sale	-	-	(346,004)	-	(346,004)
Proceeds from sale of loans held-for-sale	-	-	165,335	-	165,335
Net disbursements on loans held-for-sale	-	-	(793,094)	-	(793,094)
Net (increase) decrease in:
Trading securities	-	-	1,143,029	-	1,143,029
Accrued income receivable	(2)	-	25,240	211	25,449
Other assets	6,808	2,316	6,085	7,120	22,329
Net increase (decrease) in:
Interest payable	(3,467)	(56)	(8,949)	1	(12,471)
Pension and other postretirement benefits
obligations	-	-	(111,288)	-	(111,288)
Other liabilities	(84,434)	(2,354)	(2,901)	2,055	(87,634)
Total adjustments	(250,512)	(19,553)	577,460	217,953	525,348
Net cash (used in) provided by operating activities	(99,187)	(32,353)	818,199	(9,986)	676,673

Cash flows from investing activities:
Net increase in money market investments	(42,237)	(291)	(378,703)	24,352	(396,879)
Purchases of investment securities:
Available-for-sale	-	-	(1,357,080)	-	(1,357,080)
Held-to-maturity	(37,093)	-	(37,445)	-	(74,538)
Other	-	-	(172,775)	-	(172,775)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,360,386	-	1,360,386
Held-to-maturity	62,980	-	4,256	-	67,236
Other	-	-	154,114	-	154,114
Proceeds from sale of investment securities:
Available for sale	-	-	262,443	-	262,443
Other	-	-	5,094	-	5,094
Net repayments on loans	226,415	-	1,130,350	(220,707)	1,136,058
Proceeds from sale of loans	-	-	293,109	-	293,109
Acquisition of loan portfolios	-	-	(1,131,388)	-	(1,131,388)
Payments received from FDIC under loss
sharing agreements	-	-	561,111	-	561,111
Cash paid related to business acquisitions	-	-	(855)	-	(855)
Net proceeds from sale of equity method
investments	(10,690)	-	42,193	-	31,503
Capital contribution to subsidiary	-	-	(37,000)	37,000	-
Mortgage servicing rights purchased	-	-	(1,732)	-	(1,732)
Acquisition of premises and equipment	(594)	-	(49,449)	-	(50,043)
Proceeds from sale of:
Premises and equipment	135	-	14,804	-	14,939
Foreclosed assets	-	-	198,490	-	198,490
Net cash provided by (used in) investing activities	198,916	(291)	859,923	(159,355)	899,193

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	1,192,089	(12,146)	1,179,943
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(247,393)	(24,060)	(271,453)
Other short-term borrowings	-	(2,000)	(284,322)	218,300	(68,022)
Payments of notes payable	(100,000)	(3,000)	(2,666,477)	-	(2,769,477)
Proceeds from issuance of notes payable	-	-	432,568	-	432,568
Proceeds from issuance of common stock	7,690	-	-	-	7,690
Dividends paid to parent company	-	-	(20,000)	20,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Treasury stock acquired	(483)	-	-	-	(483)
Return of capital	1,514	-	(1,514)	-	-
Capital contribution from parent	-	37,000	-	(37,000)	-
Net cash (used in) provided by financing activities	(95,002)	32,000	(1,595,049)	165,094	(1,492,957)
Net increase (decrease) in cash and due from banks	4,727	(644)	83,073	(4,247)	82,909
Cash and due from banks at beginning of period	1,638	1,576	451,723	(2,564)	452,373
Cash and due from banks at end of period	$6,365	$932	$534,796	$(6,811)	$535,282
	Year ended December 31, 2010
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$137,401	$(373,162)	$(256,556)	$629,718	$137,401

Adjustments to reconcile net income (loss) to net cash
provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	462,118	338,246	-	(800,364)	-
Provision for loan losses	-	-	1,011,880	-	1,011,880
Amortization of intangibles	-	-	9,173	-	9,173
Depreciation and amortization of premises and
equipment	785	3	58,073	-	58,861
Net accretion of discounts and amortization of
premiums and deferred fees	21,282	275	(275,786)	(650)	(254,879)
Fair value adjustments of mortgage servicing rights	-	-	22,859	-	22,859
Fair value change in equity appreciation instrument	-	-	(42,555)	-	(42,555)
FDIC loss share expense	-	-	25,751	-	25,751
Amortization of prepaid FDIC assessment	-	-	67,644	-	67,644
Adjustments (expense) to indemnity reserves on
loans sold	-	-	72,013	-	72,013
(Earnings) losses from investments under the
equity method	(3,402)	3,981	(24,161)	-	(23,582)
Earnings from changes in fair value related to
Deferred income tax expense (benefit)	8,831	-	(23,392)	2,434	(12,127)
Loss (gain) on:
Disposition of premises and equipment	2	-	(1,814)	-	(1,812)
Sale and valuation adjustment of investment
securities	-	-	(3,992)	-	(3,992)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(15,874)	-	(15,874)
Sale of processing and technology business,
net of transaction costs	(616,186)	-	-	-	(616,186)
Acquisitions of loans held-for-sale	-	-	(307,629)	-	(307,629)
Proceeds from sale of loans held-for-sale	-	-	81,370	-	81,370
Net disbursements on loans held-for-sale	-	-	(735,095)	-	(735,095)
Net (increase) decrease in:
Trading securities	-	-	721,398	-	721,398
Accrued income receivable	(1,390)	20	12,614	71	11,315
Other assets	7,866	2,077	30,469	(30,252)	10,160
Net increase (decrease) in:
Interest payable	(528)	81	(29,071)	(44)	(29,562)
Pension and other postretirement benefits
obligations	-	-	(11,060)	-	(11,060)
Other liabilities	42,578	1,540	(59,220)	2,789	(12,313)
Total adjustments	(78,044)	346,223	583,595	(826,016)	25,758
Net cash provided by (used in) operating activities	59,357	(26,939)	327,039	(196,298)	163,159

Cash flows from investing activities:
Net decrease (increase) in money market
investments	49	(23)	119,692	23	119,741
Purchases of investment securities:
Available-for-sale	(35,000)	-	(746,192)	17,150	(764,042)
Held-to-maturity	(52,796)	-	(44,392)	-	(97,188)
Other	-	-	(64,591)	-	(64,591)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,865,879	-	1,865,879
Held-to-maturity	297,747	-	135,382	(245,000)	188,129
Other	-	-	123,836	-	123,836
Proceeds from sale of investment securities:
Available for sale	-	-	397,086	-	397,086
Net (disbursements) repayments on loans	(366,450)	-	1,592,070	313,626	1,539,246
Proceeds from sale of loans	-	-	34,011	-	34,011
Acquisition of loan portfolios	-	-	(256,406)	-	(256,406)
Cash received from business acquisitions	-	-	261,311	-	261,311
Net proceeds from sale of processing and
technology business	617,976	-	24,346	-	642,322
Capital contribution to subsidiary	(1,345,000)	(745,000)	(745,000)	2,835,000	-
Mortgage servicing rights purchased	-	-	(1,041)	-	(1,041)
Acquisition of premises and equipment	(890)	-	(65,965)	-	(66,855)
Proceeds from sale of:
Premises and equipment	183	-	14,277	-	14,460
Foreclosed assets	74	-	141,162	-	141,236
Net cash (used in) provided by investing activities	(884,107)	(745,023)	2,785,465	2,920,799	4,077,134

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(1,590,435)	36,949	(1,553,486)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(163,840)	(56,400)	(220,240)
Other short-term borrowings	(24,225)	31,800	636,696	(287,375)	356,896
Payments of notes payable	(250,000)	(4,000)	(4,253,578)	247,000	(4,260,578)
Proceeds from issuance of notes payable	-	-	110,870	231	111,101
Proceeds from issuance of common stock	153	-	-	-	153
Net proceeds from issuance of depository shares	1,100,155	-	-	1,618	1,101,773
Dividends paid to parent company	-	-	(168,100)	168,100	-
Dividends paid	(310)	-	-	-	(310)
Treasury stock acquired	(559)	-	-	-	(559)
Capital contribution from parent	-	745,000	2,090,000	(2,835,000)	-
Net cash provided by (used in) financing activities	825,214	772,800	(3,338,387)	(2,724,877)	(4,465,250)
Net increase (decrease) in cash and due from banks	464	838	(225,883)	(376)	(224,957)
Cash and due from banks at beginning of period	1,174	738	677,606	(2,188)	677,330
Cash and due from banks at end of period	$1,638	$1,576	$451,723	$(2,564)	$452,373

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation, Policy [Policy Text Block]

Principles of consolidation

The consolidated financial statements include the accounts of Popular, Inc. and its subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. In accordance with the consolidation guidance for variable interest entities, the Corporation would also consolidate any variable interest entities (“VIEs”) for which it has a controlling financial interest; and therefore, it is the primary beneficiary. Assets held in a fiduciary capacity are not assets of the Corporation and, accordingly, are not included in the consolidated statements of financial condition.

Unconsolidated investments, in which there is at least 20% ownership, are generally accounted for by the equity method, with earnings recorded in other operating income. These investments are included in other assets and the Corporation's proportionate share of income or loss is included in other operating income. Those investments in which there is less than 20% ownership, are generally carried under the cost method of accounting, unless significant influence is exercised. Under the cost method, the Corporation recognizes income when dividends are received. Limited partnerships are accounted for by the equity method unless the investor's interest is so “minor” that the limited partner may have virtually no influence over partnership operating and financial policies.

Statutory business trusts that are wholly-owned by the Corporation and are issuers of trust preferred securities are not consolidated in the Corporation's consolidated financial statements.

On May 29, 2012, the Corporation effected a 1-for-10 reverse split of its common stock. The reverse split is described further in Note 23 to these consolidated financial statements. All share and per share information in the consolidated financial statements and accompanying notes have been adjusted to retroactively reflect the 1-for-10 reverse stock split.

During the quarter ended March 31, 2011, the Corporation sold certain residential mortgage loans of BPNA that were reclassified from held-in-portfolio to held-for-sale in December 2010. The loans were sold at a better price than the price used to determine their fair value at the time of reclassification to the held-for-sale category. At the time of sale, the Corporation classified $13.8 million of the impact of the better price as a recovery of the original write-down, which was booked as part of the activity in the allowance for loan losses. This included an out-of-period adjustment of $10.7 million since a portion of the sale was completed just prior to the release of the Corporation's Form 10-K for the year ended December 31, 2010. After evaluating the quantitative and qualitative aspects of the misstatement and the out-of-period adjustment to the Corporation's financial results, including consideration of the impact of the one-time adjustment to income tax expense of $103.3 million from the change in tax rate, offset by the $53.6 million tax benefit related to the timing of loan charge-offs for tax purposes described in Note 39 to the Corporation's consolidated financial statements, management has determined that the misstatement and the out-of-period adjustment are not material to the 2010 and 2011 financial statements, respectively.

Business Combinations Policy [Policy Text Block]

Business combinations

Business combinations are accounted for under the acquisition method. Under this method, assets acquired, liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date are measured at their fair values as of the acquisition date. The acquisition date is the date the acquirer obtains control. Also, assets or liabilities arising from noncontractual contingencies are measured at their acquisition date at fair value only if it is more likely than not that they meet the definition of an asset or liability. Adjustments subsequently made to the provisional amounts recorded on the acquisition date as a result of new information obtained about facts and circumstances that existed as of the acquisition date but were known to the Corporation after acquisition will be made retroactively during a measurement period not to exceed one year. Furthermore, acquisition-related restructuring costs that do not meet certain criteria of exit or disposal activities are expensed as incurred. Transaction costs are expensed as incurred. Changes in income tax valuation allowances for acquired deferred tax assets are recognized in earnings subsequent to the measurement period as an adjustment to income tax expense. Contingent consideration classified as an asset or a liability is remeasured to fair value at each reporting date until the contingency is resolved. The changes in fair value of the contingent consideration are recognized in earnings unless the arrangement is a hedging instrument for which changes are initially recognized in other comprehensive income.

There were no significant business combinations during 2012. The Westernbank FDIC-assisted transaction was accounted for as a business combination in 2010. Note 4 to the consolidated financial statements provides disclosures on this business combination.

Deconsolidation Of Subsidiary [Policy Text Block]

Deconsolidation of a subsidiary

The Corporation accounts for the deconsolidation of a subsidiary when it ceases to have a controlling financial interest in the subsidiary. Accordingly, it recognizes a gain or loss in results of operations measured as the difference between the sum of the fair value of the consideration received, the fair value of any retained non-controlling investment in the former subsidiary and the carrying amount of any non-controlling interest in the former subsidiary, as compared with the carrying amount of the former subsidiary's assets and liabilities. Refer to Note 30 to the consolidated financial statements for information on the Corporation's sale of a majority interest in EVERTEC and the impact of deconsolidating this former wholly-owned subsidiary.

Use of Estimates, Policy [Policy Text Block]

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications [Text Block]

Reclassifications

Certain reclassifications have been made to the 2011 and 2010 consolidated financial statements to conform with the 2012 presentation. Such reclassifications did not have an effect on previously reported statement of operations and of cash flows.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair value measurements

The Corporation determines the fair values of its financial instruments based on the fair value framework established in the guidance for Fair Value Measurements in ASC Subtopic 820-10, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standard describes three levels of inputs that may be used to measure fair value which are (1) quoted market prices for identical assets or liabilities in active markets, (2) observable market-based inputs or unobservable inputs that are corroborated by market data, and (3) unobservable inputs that are not corroborated by market data. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.

The guidance in ASC Subtopic 820-10 also addresses measuring fair value in situations where markets are inactive and transactions are not orderly. Transactions or quoted prices for assets and liabilities may not be determinative of fair value when transactions are not orderly, and thus, may require adjustments to estimate fair value. Price quotes based on transactions that are not orderly should be given little, if any, weight in measuring fair value. Price quotes based on transactions that are orderly shall be considered in determining fair value, and the weight given is based on facts and circumstances. If sufficient information is not available to determine if price quotes are based on orderly transactions, less weight should be given to the price quote relative to other transactions that are known to be orderly.

Covered Assets [Policy Text Block]

Covered assets

Assets subject to loss sharing agreements with the FDIC, including certain loans and other real estate properties, are labeled “covered” on the consolidated statements of financial condition and throughout the notes to the consolidated financial statements. Loans acquired in the Westernbank FDIC-assisted transaction, except for credit cards, are considered “covered loans” because the Corporation will be reimbursed for 80% of any future losses on these loans subject to the terms of the FDIC loss sharing agreements.

Marketable Securities, Policy [Policy Text Block]

Investment securities

Investment securities are classified in four categories and accounted for as follows:

The amortization of premiums is deducted and the accretion of discounts is added to net interest income based on the interest method over the outstanding period of the related securities. The cost of securities sold is determined by specific identification. Net realized gains or losses on sales of investment securities and unrealized loss valuation adjustments considered other-than-temporary, if any, on securities available-for-sale, held-to-maturity and other investment securities are determined using the specific identification method and are reported separately in the consolidated statements of operations. Purchases and sales of securities are recognized on a trade date basis.

  Debt securities that the Corporation has the intent and ability to hold to maturity are classified as securities held-to-maturity and reported at amortized cost. The Corporation may not sell or transfer held-to-maturity securities without calling into question its intent to hold other debt securities to maturity, unless a nonrecurring or unusual event that could not have been reasonably anticipated has occurred. An investment in debt securities is considered impaired if the fair value of the investment is less than its amortized cost. For other-than-temporary impairments the Corporation assess if it has both the intent and the ability to hold the security for a period of time sufficient to allow for an anticipated recovery in its fair value to its amortized cost. For other-than-temporary impairment not related to a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) for a held-to-maturity security is recognized in other comprehensive loss and amortized over the remaining life of the debt security. The amortized cost basis for a debt security is adjusted by the credit loss amount of other-than-temporary impairments.
  Debt and equity securities classified as trading securities are reported at fair value, with unrealized gains and losses included in non-interest income.
  Debt and equity securities (equity securities with readily available fair value) not classified as either securities held-to-maturity or trading securities, and which have a readily available fair value, are classified as securities available-for-sale and reported at fair value, with unrealized gains and losses excluded from earnings and reported, net of taxes, in accumulated other comprehensive income or loss. The specific identification method is used to determine realized gains and losses on securities available-for-sale, which are included in net gains or losses on sale and valuation adjustment of investment securities in the consolidated statements of operations. Declines in the value of debt and equity securities that are considered other-than-temporary reduce the value of the asset, and the estimated loss is recorded in non-interest income. For debt securities, the Corporation assesses whether (a) it has the intent to sell the debt security, or (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment on the security is recognized. In instances in which a determination is made that a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) exists but the entity does not intend to sell the debt security and it is not more likely than not that the entity will be required to sell the debt security before the anticipated recovery of its remaining amortized cost basis (i.e., the amortized cost basis less any current-period credit loss), the impairment is separated into (a) the amount of the total impairment related to the credit loss, and (b) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in the statement of operations. The amount of the total impairment related to all other factors is recognized in other comprehensive loss. The other-than-temporary impairment analyses for both debt and equity securities are performed on a quarterly basis.
  Investments in equity or other securities that do not have readily available fair values are classified as other investment securities in the consolidated statements of financial condition, and are subject to impairment testing if applicable. These securities are stated at the lower of cost or realizable value. The source of this value varies according to the nature of the investment, and is primarily obtained by the Corporation from valuation analyses prepared by third-parties or from information derived from financial statements available for the corresponding venture capital and mutual funds. Stock that is owned by the Corporation to comply with regulatory requirements, such as Federal Reserve Bank and Federal Home Loan Bank (“FHLB”) stock, is included in this category, and their realizable value equals their cost.

Marketable Securities, Held-to-maturity Securities, Policy [Policy Text Block]

  Debt securities that the Corporation has the intent and ability to hold to maturity are classified as securities held-to-maturity and reported at amortized cost. The Corporation may not sell or transfer held-to-maturity securities without calling into question its intent to hold other debt securities to maturity, unless a nonrecurring or unusual event that could not have been reasonably anticipated has occurred. An investment in debt securities is considered impaired if the fair value of the investment is less than its amortized cost. For other-than-temporary impairments the Corporation assess if it has both the intent and the ability to hold the security for a period of time sufficient to allow for an anticipated recovery in its fair value to its amortized cost. For other-than-temporary impairment not related to a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) for a held-to-maturity security is recognized in other comprehensive loss and amortized over the remaining life of the debt security. The amortized cost basis for a debt security is adjusted by the credit loss amount of other-than-temporary impairments.

Marketable Securities, Trading Securities, Policy [Policy Text Block]	Debt and equity securities classified as trading securities are reported at fair value, with unrealized gains and losses included in non-interest income.
Marketable Securities, Available-for-sale Securities, Policy [Policy Text Block]

  Debt and equity securities (equity securities with readily available fair value) not classified as either securities held-to-maturity or trading securities, and which have a readily available fair value, are classified as securities available-for-sale and reported at fair value, with unrealized gains and losses excluded from earnings and reported, net of taxes, in accumulated other comprehensive income or loss. The specific identification method is used to determine realized gains and losses on securities available-for-sale, which are included in net gains or losses on sale and valuation adjustment of investment securities in the consolidated statements of operations. Declines in the value of debt and equity securities that are considered other-than-temporary reduce the value of the asset, and the estimated loss is recorded in non-interest income. For debt securities, the Corporation assesses whether (a) it has the intent to sell the debt security, or (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment on the security is recognized. In instances in which a determination is made that a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) exists but the entity does not intend to sell the debt security and it is not more likely than not that the entity will be required to sell the debt security before the anticipated recovery of its remaining amortized cost basis (i.e., the amortized cost basis less any current-period credit loss), the impairment is separated into (a) the amount of the total impairment related to the credit loss, and (b) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in the statement of operations. The amount of the total impairment related to all other factors is recognized in other comprehensive loss. The other-than-temporary impairment analyses for both debt and equity securities are performed on a quarterly basis.

Cost Method Investments, Policy [Policy Text Block]

  Investments in equity or other securities that do not have readily available fair values are classified as other investment securities in the consolidated statements of financial condition, and are subject to impairment testing if applicable. These securities are stated at the lower of cost or realizable value. The source of this value varies according to the nature of the investment, and is primarily obtained by the Corporation from valuation analyses prepared by third-parties or from information derived from financial statements available for the corresponding venture capital and mutual funds. Stock that is owned by the Corporation to comply with regulatory requirements, such as Federal Reserve Bank and Federal Home Loan Bank (“FHLB”) stock, is included in this category, and their realizable value equals their cost.

Derivatives, Policy [Policy Text Block]

Derivative financial instruments

All derivatives are recognized on the statements of financial condition at fair value. The Corporation's policy is not to offset the fair value amounts recognized for multiple derivative instruments executed with the same counterparty under a master netting arrangement nor to offset the fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) arising from the same master netting arrangement as the derivative instruments.

When the Corporation enters into a derivative contract, the derivative instrument is designated as either a fair value hedge, cash flow hedge or as a free-standing derivative instrument. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability or of an unrecognized firm commitment attributable to the hedged risk are recorded in current period earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded net of taxes in accumulated other comprehensive income and subsequently reclassified to net income (loss) in the same period(s) that the hedged transaction impacts earnings. The ineffective portion of cash flow hedges is immediately recognized in current earnings. For free-standing derivative instruments, changes in fair values are reported in current period earnings.

Prior to entering a hedge transaction, the Corporation formally documents the relationship between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivative instruments that are designated as fair value or cash flow hedges to specific assets and liabilities on the statements of financial condition or to specific forecasted transactions or firm commitments along with a formal assessment, at both inception of the hedge and on an ongoing basis, as to the effectiveness of the derivative instrument in offsetting changes in fair values or cash flows of the hedged item. Hedge accounting is discontinued when the derivative instrument is not highly effective as a hedge, a derivative expires, is sold, terminated, when it is unlikely that a forecasted transaction will occur or when it is determined that is no longer appropriate. When hedge accounting is discontinued the derivative continues to be carried at fair value with changes in fair value included in earnings.

For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies similar techniques for which the determination of fair may require significant management judgment or estimation.

The fair value of derivative instruments considers the risk of non-performance by the counterparty or the Corporation, as applicable.

The Corporation obtains or pledges collateral in connection with its derivative activities when applicable under the agreement

Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]

When the Corporation enters into a derivative contract, the derivative instrument is designated as either a fair value hedge, cash flow hedge or as a free-standing derivative instrument. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability or of an unrecognized firm commitment attributable to the hedged risk are recorded in current period earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded net of taxes in accumulated other comprehensive income and subsequently reclassified to net income (loss) in the same period(s) that the hedged transaction impacts earnings. The ineffective portion of cash flow hedges is immediately recognized in current earnings. For free-standing derivative instruments, changes in fair values are reported in current period earnings.

Prior to entering a hedge transaction, the Corporation formally documents the relationship between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivative instruments that are designated as fair value or cash flow hedges to specific assets and liabilities on the statements of financial condition or to specific forecasted transactions or firm commitments along with a formal assessment, at both inception of the hedge and on an ongoing basis, as to the effectiveness of the derivative instrument in offsetting changes in fair values or cash flows of the hedged item. Hedge accounting is discontinued when the derivative instrument is not highly effective as a hedge, a derivative expires, is sold, terminated, when it is unlikely that a forecasted transaction will occur or when it is determined that is no longer appropriate. When hedge accounting is discontinued the derivative continues to be carried at fair value with changes in fair value included in earnings.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]

Loans

Loans are classified as loans held-in-portfolio when management has the intent and ability to hold the loan for the foreseeable future, or until maturity or payoff. The foreseeable future is a management judgment which is determined based upon the type of loan, business strategies, current market conditions, balance sheet management and liquidity needs. Management's view of the foreseeable future may change based on changes in these conditions. When a decision is made to sell or securitize a loan that was not originated or initially acquired with the intent to sell or securitize, the loan is reclassified from held-in-portfolio into held-for-sale. Due to changing market conditions or other strategic initiatives, management's intent with respect to the disposition of the loan may change, and accordingly, loans previously classified as held-for-sale may be reclassified into held-in-portfolio. Loans transferred between loans held-for-sale and held-in-portfolio classifications are recorded at the lower of cost or fair value at the date of transfer.

Purchased loans are accounted at fair value upon acquisition.

Loans held-for-sale are stated at the lower of cost or fair value, cost being determined based on the outstanding loan balance less unearned income, and fair value determined, generally in the aggregate. Fair value is measured based on current market prices for similar loans, outstanding investor commitments, prices of recent sales or discounted cash flow analyses which utilize inputs and assumptions which are believed to be consistent with market participants' views. The cost basis also includes consideration of deferred origination fees and costs, which are recognized in earnings at the time of sale. Upon reclassification to held-for-sale, credit related fair value adjustments are recorded as a reduction in the allowance for loan losses (“ALLL”). To the extent that the loan's reduction in value has not already been provided for in the allowance for loan losses, an additional loan loss provision is recorded. Subsequent to reclassification to held-for-sale, the amount, by which cost exceeds fair value, if any, is accounted for as a valuation allowance with changes therein included in the determination of net income (loss) for the period in which the change occurs.

Loans held-in-portfolio are reported at their outstanding principal balances net of any unearned income, charge-offs, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans. Fees collected and costs incurred in the origination of new loans are deferred and amortized using the interest method or a method which approximates the interest method over the term of the loan as an adjustment to interest yield.

The past due status of a loan is determined in accordance with its contractual repayment terms. Furthermore, loans are reported as past due when either interest or principal remains unpaid for 30 days or more in accordance with its contractual repayment terms.

Non-accrual loans are those loans on which the accrual of interest is discontinued. When a loan is placed on non-accrual status, all previously accrued and unpaid interest is charged against income and the loan is accounted for either on a cash-basis method or on the cost-recovery method. Loans designated as non-accruing are returned to accrual status when the Corporation expects repayment of the remaining contractual principal and interest.

Recognition of interest income on commercial and construction loans is discontinued when the loans are 90 days or more in arrears on payments of principal or interest or when other factors indicate that the collection of principal and interest is doubtful. The impaired portion of secured loan past due as to principal and interest is charged-off not later than 365 days past due. However, in the case of a collateral dependent loan individually evaluated for impairment, the excess of the recorded investment over the fair value of the collateral (portion deemed uncollectible) is generally promptly charged-off, but in any event, not later than the quarter following the quarter in which such excess was first recognized. Commercial unsecured loans are charged-off no later than 180 days past due. Recognition of interest income on mortgage loans is generally discontinued when loans are 90 days or more in arrears on payments of principal or interest. The impaired portion of a mortgage loan is charged-off when the loan is 180 days past due. The Corporation discontinues the recognition of interest on residential mortgage loans insured by the Federal Housing Administration (“FHA”) or guaranteed by the U.S. Department of Veterans Affairs (“VA”) when 18-months delinquent as to principal or interest. The principal repayment on these loans is insured. Recognition of interest income on closed-end consumer loans and home equity lines of credit is discontinued when the loans are 90 days or more in arrears on payments of principal or interest. Income is generally recognized on open-end consumer loans, except for home equity lines of credit, until the loans are charged-off. Recognition of interest income for lease financing is ceased when loans are 90 days or more in arrears. Closed-end consumer loans and leases are charged-off when they are 120 days in arrears. Open-end (revolving credit) consumer loans are charged-off when 180 days in arrears. Commercial and consumer overdrafts are generally charged-off no later than 60 days past their due date.

Purchased impaired loans accounted for under ASC Subtopic 310-30 are not considered non-performing and continue to have an accretable yield as long as there is a reasonable expectation about the timing and amount of cash flows expected to be collected. Also, loans charged-off against the non-accretable difference established in purchase accounting are not reported as charge-offs. Charge-offs on loans accounted under ASC Subtopic 310-30 are recorded only to the extent that losses exceed the non-accretable difference established with purchase accounting.

A loan classified as a troubled debt restructuring (“TDR”) is typically in non-accrual status at the time of the modification. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Loans and Leases Receivable, Lease Financing, Policy [Policy Text Block]

Lease financing

The Corporation leases passenger and commercial vehicles and equipment to individual and corporate customers. The finance method of accounting is used to recognize revenue on lease contracts that meet the criteria specified in the guidance for leases in ASC Topic 840. Aggregate rentals due over the term of the leases less unearned income are included in finance lease contracts receivable. Unearned income is amortized using a method which results in approximate level rates of return on the principal amounts outstanding. Finance lease origination fees and costs are deferred and amortized over the average life of the lease as an adjustment to the interest yield.

Revenue for other leases is recognized as it becomes due under the terms of the agreement.

Loans Acquired In F D I C Assisted Transaction [Policy Text Block]

Loans acquired in an FDIC-assisted transaction

Loans acquired in a business acquisition are recorded at fair value at the acquisition date. Credit discounts are included in the determination of fair value; therefore, an allowance for loan losses is not recorded at the acquisition date.

The Corporation applied the guidance of ASC Subtopic 310-30 to all loans acquired in Westernbank FDIC-assisted transaction (including loans that do not meet scope of ASC Subtopic 310-30), except for credit cards and revolving lines of credit that were expressly scoped out from the application of this guidance since they continued to have revolving privileges after acquisition. Management used its judgment in evaluating factors impacting expected cash flows and probable loss assumptions, including the quality of the loan portfolio, portfolio concentrations, distressed economic conditions, quality of underwriting standards of the acquired institution, reductions in collateral real estate values, among other considerations that could also impact the expected cash inflows on the loans.

Loans accounted for under ASC Subtopic 310-30 represent loans showing evidence of credit deterioration and that it is probable, at the date of acquisition, that the Corporation would not collect all contractually required principal and interest payments. Generally, acquired loans that meet the definition for nonaccrual status fall within the Corporation's definition of impaired loans under ASC Subtopic 310-30. Also, based on the fair value determined for the acquired portfolio, acquired loans that did not meet the definition of nonaccrual status also resulted in the recognition of a significant discount attributable to credit quality. Accordingly, an election was made by the Corporation to apply the accretable yield method (expected cash flow model of ASC Subtopic 310-30), as a loan with credit deterioration and impairment, instead of the standard loan discount accretion guidance of ASC Subtopic 310-20, for the loans acquired in the Westernbank FDIC-assisted transaction. These loans are disclosed as a loan that was acquired with credit deterioration and impairment.

Under ASC Subtopic 310-30, the covered loans acquired from the FDIC were aggregated into pools based on loans that had common risk characteristics. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. Characteristics considered in pooling loans in the FDIC-assisted transaction included loan type, interest rate type, accruing status, amortization type, rate index and source type. Once the pools are defined, the Corporation maintains the integrity of the pool of multiple loans accounted for as a single asset.

Under ASC Subtopic 310-30, the difference between the undiscounted cash flows expected at acquisition and the fair value in the loans, or the “accretable yield,” is recognized as interest income using the effective yield method over the estimated life of the loan if the timing and amount of the future cash flows of the pool is reasonably estimable. The non-accretable difference represents the difference between contractually required principal and interest and the cash flows expected to be collected. Subsequent to the acquisition date, increases in cash flows over those expected at the acquisition date are recognized as interest income prospectively. Decreases in expected cash flows after the acquisition date are recognized by recording an allowance for loan losses.

The fair value discount of lines of credit with revolving privileges that are accounted for pursuant to the guidance of ASC Subtopic 310-20 represents the difference between the contractually required loan payment receivable in excess of the initial investment in the loan. This discount is accreted into interest income over the life of the loan if the loan is in accruing status. Any cash flows collected in excess of the carrying amount of the loan are recognized in earnings at the time of collection. The carrying amount of lines of credit with revolving privileges, which are accounted pursuant to the guidance of ASC Subtopic 310-20, are subject to periodic review to determine the need for recognizing an allowance for loan losses.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]

Allowance for loan losses

The Corporation follows a systematic methodology to establish and evaluate the adequacy of the allowance for loan losses to provide for inherent losses in the loan portfolio. This methodology includes the consideration of factors such as current economic conditions, portfolio risk characteristics, prior loss experience and results of periodic credit reviews of individual loans. The provision for loan losses charged to current operations is based on this methodology. Loan losses are charged and recoveries are credited to the allowance for loan losses.

The Corporation's assessment of the allowance for loan losses is determined in accordance with the guidance of loss contingencies in ASC Subtopic 450-20 and loan impairment guidance in ASC Section 310-10-35. Also, the Corporation determines the allowance for loan losses on purchased impaired loans and purchased loans accounted for under ASC 310-30 by analogy, by evaluating decreases in expected cash flows after the acquisition date.

The accounting guidance provides for the recognition of a loss allowance for groups of homogeneous loans. The determination for general reserves of the allowance for loan losses includes the following principal factors:

  Historical net loss rates (including losses from impaired loans) by loan type and by legal entity adjusted for recent net charge-off trends and environmental factors. The base net loss rates are based on the moving average of annualized net charge-offs computed over a 36-month historical loss window for the commercial and construction loan portfolios, and an 18-month period for the consumer and mortgage loan portfolios.
  Net charge-off trend factors are applied to adjust the base loss rates based on recent loss trends. The Corporation applies a trend factor when base losses are below recent loss trends. Currently, the trend factor is based on the last 12 months of losses for the commercial, construction and legacy loan portfolios and 6 months of losses for the consumer and mortgage loan portfolios. The trend factor accounts for inherent imprecision and the “lagging perspective” in base loss rates. The trend factor replaces the base-loss period when it is higher than base loss up to a determined cap.
  Environmental factors, which include credit and macroeconomic indicators such as employment, price index and construction permits, were adopted to account for current market conditions that are likely to cause estimated credit losses to differ from historical losses. The Corporation reflects the effect of these environmental factors on each loan group as an adjustment that, as appropriate, increases or decreases the historical loss rate applied to each group. Environmental factors provide updated perspective on credit and economic conditions. Correlation and regression analyses are used to select and weight these indicators.

During the first quarter of 2012, in order to better reflect current market conditions, management revised the estimation process for evaluating the adequacy of the general reserve component of the allowance for loan losses for the Corporation's commercial and construction loan portfolios. The change in the methodology is described in the paragraphs below. The net effect of these changes in the first quarter amounted to a $24.8 million reduction in the Corporation's allowance for loan losses, resulting from a reduction of $40.5 million due to the enhancements to the allowance for loan losses methodology, offset in part by a $15.7 million increase in environmental factor reserves due to the Corporation's decision to monitor recent trends in its commercial loan portfolio at the BPPR reportable segment that although improving, continue to warrant additional scrutiny.

Management made the following principal changes to the methodology during the first quarter of 2012:

  Established a more granular stratification of the commercial loan portfolios to enhance the homogeneity of the loan classes. Previously, the Corporation used loan groupings for commercial loan portfolios based on business lines and collateral types (secured / unsecured loans). As part of the loan segregation, management evaluated the risk profiles of the loan portfolio, recent and historical credit and loss trends, current and expected portfolio behavior and economic indicators. The revised groupings consider product types (construction, commercial multifamily, commercial & industrial, non-owner occupied commercial real estate (“CRE”) and owner occupied CRE) and business lines for each of the Corporation's reportable segments, BPPR and BPNA. In addition, the Corporation established a legacy portfolio at the BPNA reportable segment, comprised of commercial loans, construction loans and commercial lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years.

  The refinement in the loan groupings resulted in a decrease to the allowance for loan losses of $7.9 million at March 31, 2012, which consisted of a $9.7 million reduction related to the BPNA reportable segment, partially offset by an increase of $1.8 million related to the BPPR reportable segment.

  Increased the historical look-back period for determining the loss trend factor. The Corporation increased the look-back period for assessing recent trends applicable to the determination of commercial, construction and legacy loan net charge-offs from 6 months to 12 months.

Previously, the Corporation used a trend factor based on 6 months of net charge-offs as it aligned the estimation of inherent losses for the Corporation's commercial and construction loan portfolios with deteriorating trends.

Given the current overall commercial and construction credit quality improvements noted on recent periods in terms of loss trends, non-performing loan balances and non-performing loan inflows, management concluded that a 12-month look-back period for the trend factor aligns the Corporation's allowance for loan losses methodology to current credit quality trends.

The increase in the historical look-back period for determining the loss trend factor resulted in a decrease to the allowance for loan losses of $28.1 million at March 31, 2012, of which $24.0 million related to the BPPR reportable segment and $4.1 million to the BPNA reportable segment.

There were additional enhancements to the allowance for loan losses methodology which accounted for a reduction to the allowance for loan losses of $4.5 million at March 31, 2012, of which $3.9 million related to the BPNA reportable segment and $0.6 million to the BPPR reportable segment. This reduction related to loan portfolios with minimal or zero loss history.

There were no changes in the methodology for environmental factor reserves. There were no changes to the allowance for loan losses methodology for the Corporation's consumer and mortgage loan portfolios during the first quarter of 2012.

According to the accounting guidance criteria for specific impairment of a loan, the Corporation defines as impaired loans those commercial and construction borrowers with outstanding debt of $1 million or more and with interest and /or principal 90 days or more past due. Also, specific commercial borrowers with outstanding debt of $1 million or over are deemed impaired when, based on current information and events, management considers that it is probable that the debtor would be unable to pay all amounts due according to the contractual terms of the loan agreement. Commercial and construction loans that originally met the Corporation's threshold for impairment identification in a prior period, but due to charge-offs or payments are currently below the $1 million threshold and are still 90 days past due, except for TDRs, are accounted for under the Corporation's general reserve determined under ASC Subtopic 450-20. Although the accounting codification guidance for specific impairment of a loan excludes large groups of smaller balance homogeneous loans that are collectively evaluated for impairment (e.g. mortgage and consumer loans), it specifically requires that loan modifications considered troubled debt restructurings (“TDRs”) be analyzed under its provisions. An allowance for loan impairment is recognized to the extent that the carrying value of an impaired loan exceeds the present value of the expected future cash flows discounted at the loan's effective rate, the observable market price of the loan, if available, or the fair value of the collateral if the loan is collateral dependent. The fair value of the collateral is generally obtained from appraisals. The Corporation requests updated appraisal reports from pre-approved appraisers for loans that are considered impaired following the Corporation's reappraisals policy. This policy requires updated appraisals for loans secured by real estate (including construction loans) either annually or every two years depending on the total exposure of the borrower. As a general procedure, the Corporation internally reviews appraisals as part of the underwriting and approval process and also for credits considered impaired.

Loans and Leases Receivable, Troubled Debt Restructuring Policy [Policy Text Block]

Troubled debt restructurings

A restructuring constitutes a TDR when the Corporation separately concludes that both of the following conditions exist: 1) the restructuring constitute a concession and 2) the debtor is experiencing financial difficulties. The concessions stem from an agreement between the creditor and the debtor or are imposed by law or a court. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. A concession has been granted when, as a result of the restructuring, the Corporation does not expect to collect all amounts due, including interest accrued at the original contract rate. If the payment of principal is dependent on the value of collateral, the current value of the collateral is taken into consideration in determining the amount of principal to be collected; therefore, all factors that changed are considered to determine if a concession was granted, including the change in the fair value of the underlying collateral that may be used to repay the loan. Classification of loan modifications as TDRs involves a degree of judgment. Indicators that the debtor is experiencing financial difficulties which are considered include: (i) the borrower is currently in default on any of its debt or it is probable that the borrower would be in payment default on any of its debt in the foreseeable future without the modification; (ii) the borrower has declared or is in the process of declaring bankruptcy; (iii) there is significant doubt as to whether the borrower will continue to be a going concern; (iv) the borrower has securities that have been delisted, are in the process of being delisted, or are under threat of being delisted from an exchange; (v) based on estimates and projections that only encompass the borrower's current business capabilities, it is forecasted that the entity-specific cash flows will be insufficient to service the debt (both interest and principal) in accordance with the contractual terms of the existing agreement through maturity; and (vi) absent the current modification, the borrower cannot obtain funds from sources other than the existing creditors at an effective interest rate equal to the current market interest rate for similar debt for a non-troubled debtor. The identification of TDRs is critical in the determination of the adequacy of the allowance for loan losses. Loans classified as TDRs may be excluded from TDR status for certain disclosures only if performance under the restructured terms exists for a reasonable period (at least twelve months of sustained performance) and the loan yields a market rate.

A loan may be restructured in a troubled debt restructuring into two (or more) loan agreements, for example, Note A and Note B. Note A represents the portion of the original loan principal amount that is expected to be fully collected along with contractual interest. Note B represents the portion of the original loan that may be considered uncollectible and charged-off, but the obligation is not forgiven to the borrower. Note A may be returned to accrual status provided all of the conditions for a TDR to be returned to accrual status are met. The modified loans are considered TDRs and thus, are evaluated under the framework of ASC Section 310-10-35 as long as the loans are not part of a pool of loans accounted for under ASC 310-30.

Refer to Note 11 to the consolidated financial statements for additional qualitative information on TDRs and the Corporation's determination of the allowance for loan losses.

Reserve For Unfunded Commitments [Policy Text Block]

Reserve for unfunded commitments

The reserve for unfunded commitments is maintained at a level believed by management to be sufficient to absorb estimated probable losses related to unfunded credit facilities and is included in other liabilities in the consolidated statements of financial condition. The determination of the adequacy of the reserve is based upon an evaluation of the unfunded credit facilities. Net adjustments to the reserve for unfunded commitments are included in other operating expenses in the consolidated statements of operations.

F D I C Loss Share Indemnification Asset And True Up Payment [Policy Text Block]

FDIC loss share indemnification asset and true-up payment obligation (contingent consideration)

The acquisition date fair value of the reimbursement that the Corporation expects to receive from the FDIC under the loss sharing agreements is presented as an FDIC loss share indemnification asset on the consolidated statements of financial condition. Fair value was estimated using projected cash flows related to the loss sharing agreements. Refer to Note 4 for additional information on the valuation methodology.

The FDIC loss share indemnification asset for loss share agreements is measured separately from the related covered assets as it is not contractually embedded in the assets and is not transferable with the assets should the assets be sold.

The FDIC loss share indemnification asset is recognized on the same basis as the assets subject to loss share protection. As such, for covered loans accounted pursuant to ASC Subtopic 310-30, decreases in expected reimbursements from the FDIC due to improvements in expected cash flows to be received from borrowers, are recognized in non-interest income prospectively over the life of the FDIC loss sharing agreements. For covered loans accounted for under ASC Subtopic 310-20, as the loan discount recorded as of the acquisition date was accreted into income, a reduction of the related indemnification asset was recorded as a reduction in non-interest income. Increases in expected reimbursements from the FDIC are recognized in non-interest income in the same period that the allowance for credit losses for the related loans is recognized.

The amortization or accretion due to discounting of the loss share asset and changes in expected loss sharing reimbursements is included in non-interest income, particularly in the category of FDIC loss share income (expense).

The true-up payment obligation associated with the loss share agreements, which is described in detail in Note 4 to the consolidated financial statements, is accounted for at fair value in accordance with ASC 805-30-25-6 as it is considered contingent consideration. The true-up payment obligation is included as part of other liabilities in the consolidated statements of financial condition. Any changes in the carrying value of the obligation is included in the category of FDIC loss share income (expense) in the consolidated statements of operations.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]

Transfers and servicing of financial assets

The transfer of an entire financial asset, a group of entire financial assets, or a participating interest in an entire financial asset in which the Corporation surrenders control over the assets is accounted for as a sale if all of the following conditions set forth in ASC Topic 860 are met: (1) the assets must be isolated from creditors of the transferor, (2) the transferee must obtain the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the transferor cannot maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. When the Corporation transfers financial assets and the transfer fails any one of these criteria, the Corporation is prevented from derecognizing the transferred financial assets and the transaction is accounted for as a secured borrowing. For federal and Puerto Rico income tax purposes, the Corporation treats the transfers of loans which do not qualify as “true sales” under the applicable accounting guidance, as sales, recognizing a deferred tax asset or liability on the transaction.

For transfers of financial assets that satisfy the conditions to be accounted for as sales, the Corporation derecognizes all assets sold; recognizes all assets obtained and liabilities incurred in consideration as proceeds of the sale, including servicing assets and servicing liabilities, if applicable; initially measures at fair value assets obtained and liabilities incurred in a sale; and recognizes in earnings any gain or loss on the sale.

The guidance on transfer of financial assets requires a true sale analysis of the treatment of the transfer under state law as if the Corporation was a debtor under the bankruptcy code. A true sale legal analysis includes several legally relevant factors, such as the nature and level of recourse to the transferor, and the nature of retained interests in the loans sold. The analytical conclusion as to a true sale is never absolute and unconditional, but contains qualifications based on the inherent equitable powers of a bankruptcy court, as well as the unsettled state of the common law. Once the legal isolation test has been met, other factors concerning the nature and extent of the transferor's control over the transferred assets are taken into account in order to determine whether derecognition of assets is warranted.

The Corporation sells mortgage loans to the Government National Mortgage Association (“GNMA”) in the normal course of business and retains the servicing rights. The GNMA programs under which the loans are sold allow the Corporation to repurchase individual delinquent loans that meet certain criteria. At the Corporation's option, and without GNMA's prior authorization, the Corporation may repurchase the delinquent loan for an amount equal to 100% of the remaining principal balance of the loan. Once the Corporation has the unconditional ability to repurchase the delinquent loan, the Corporation is deemed to have regained effective control over the loan and recognizes the loan on its balance sheet as well as an offsetting liability, regardless of the Corporation's intent to repurchase the loan.

Transfers and Servicing of Financial Assets, Servicing of Financial Assets, Policy [Policy Text Block]

Servicing assets

The Corporation periodically sells or securitizes loans while retaining the obligation to perform the servicing of such loans. In addition, the Corporation may purchase or assume the right to service loans originated by others. Whenever the Corporation undertakes an obligation to service a loan, management assesses whether a servicing asset or liability should be recognized. A servicing asset is recognized whenever the compensation for servicing is expected to more than adequately compensate the servicer for performing the servicing. Likewise, a servicing liability would be recognized in the event that servicing fees to be received are not expected to adequately compensate the Corporation for its expected cost. Mortgage servicing assets recorded at fair value are separately presented on the consolidated statements of financial condition.

All separately recognized servicing assets are initially recognized at fair value. For subsequent measurement of servicing rights, the Corporation has elected the fair value method for mortgage loans servicing rights (“MSRs”) while all other servicing assets, particularly those related to Small Business Administration (“SBA”) commercial loans, follow the amortization method. Under the fair value measurement method, MSRs are recorded at fair value each reporting period, and changes in fair value are reported in other service fees in the consolidated statement of operations. Under the amortization method, servicing assets are amortized in proportion to, and over the period of, estimated servicing income, and assessed for impairment based on fair value at each reporting period. Contractual servicing fees including ancillary income and late fees, as well as fair value adjustments, and impairment losses, if any, are reported in other service fees in the consolidated statement of operations. Loan servicing fees, which are based on a percentage of the principal balances of the loans serviced, are credited to income as loan payments are collected.

The fair value of servicing rights is estimated by using a cash flow valuation model which calculates the present value of estimated future net servicing cash flows, taking into consideration actual and expected loan prepayment rates, discount rates, servicing costs, and other economic factors, which are determined based on current market conditions.

For purposes of evaluating and measuring impairment of capitalized servicing assets that are accounted under the amortization method, the amount of impairment recognized, if any, is the amount by which the capitalized servicing assets per stratum exceed their estimated fair value. Temporary impairment is recognized through a valuation allowance with changes included in results of operations for the period in which the change occurs. If it is later determined that all or a portion of the temporary impairment no longer exists for a particular stratum, the valuation allowance is reduced through a recovery in earnings. Any fair value in excess of the cost basis of the servicing asset for a given stratum is not recognized. Servicing rights subsequently accounted under the amortization method are also reviewed for other-than-temporary impairment. When the recoverability of an impaired servicing asset accounted under the amortization method is determined to be remote, the unrecoverable portion of the valuation allowance is applied as a direct write-down to the carrying value of the servicing rights, precluding subsequent recoveries.

Property, Plant and Equipment, Policy [Policy Text Block]

Premises and equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful life of each type of asset. Amortization of leasehold improvements is computed over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Costs of maintenance and repairs which do not improve or extend the life of the respective assets are expensed as incurred. Costs of renewals and betterments are capitalized. When assets are disposed of, their cost and related accumulated depreciation are removed from the accounts and any gain or loss is reflected in earnings as realized or incurred, respectively.

The Corporation capitalizes interest cost incurred in the construction of significant real estate projects, which consist primarily of facilities for its own use or intended for lease. The amount of interest cost capitalized is to be an allocation of the interest cost incurred during the period required to substantially complete the asset. The interest rate for capitalization purposes is to be based on a weighted average rate on the Corporation's outstanding borrowings, unless there is a specific new borrowing associated with the asset. Interest cost capitalized for the years ended December 31, 2012, 2011 and 2010 was not significant.

The Corporation has operating lease arrangements primarily associated with the rental of premises to support its branch network or for general office space. Certain of these arrangements are non-cancellable and provide for rent escalations and renewal options. Rent expense on non-cancellable operating leases with scheduled rent increases are recognized on a straight-line basis over the lease term.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of long-lived assets

The Corporation evaluates for impairment its long-lived assets to be held and used, and long-lived assets to be disposed of, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Costs Associated with Exit or Disposal Activities or Restructurings, Policy [Policy Text Block]

Restructuring costs

A liability for a cost associated with an exit or disposal activity is recognized and measured initially at its fair value in the period in which the liability is incurred. If future service is required for employees to receive the one-time termination benefit, the liability is initially measured at its fair value as of the termination date and recognized over the future service period.

Loans and Leases Receivable, Real Estate Acquired Through Foreclosure, Policy [Policy Text Block]

Other real estate

Other real estate, received in satisfaction of debt, is recorded at the lower of cost (carrying value of the loan) or fair value less estimated costs of disposal, by charging the allowance for loan losses. Subsequent to foreclosure, any losses in the carrying value arising from periodic re-evaluations of the properties, and any gains or losses on the sale of these properties are credited or charged to expense in the period incurred and are included as a component of other operating expenses. The cost of maintaining and operating such properties is expensed as incurred.

Updated appraisals or third-party broker price opinions of value (“BPO”) are obtained to adjust the value of the other real estate assets. The frequency depends on the loan type and total credit exposure. Commencing in 2011, the appraisal for a commercial or construction other real estate property with a book value greater than $1 million is updated annually and if lower than $1 million it is updated every two years. For residential mortgage properties, the Corporation requests third-party BPOs or appraisals, generally on an annual basis.

Appraisals may be adjusted due to age, collateral inspections, property profiles, or general market conditions. The adjustments applied are based upon internal information such as other appraisals for the type of properties and/or loss severity information that can provide historical trends in the real estate market, and may change from time to time based on market conditions.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and other intangible assets

Goodwill is recognized when the purchase price is higher than the fair value of net assets acquired in business combinations under the purchase method of accounting. Goodwill is not amortized, but is tested for impairment at least annually or more frequently if events or circumstances indicate possible impairment using a two-step process at each reporting unit level. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, the goodwill of the reporting unit is not considered impaired and the second step of the impairment test is unnecessary. If needed, the second step consists of comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. In determining the fair value of a reporting unit, the Corporation generally uses a combination of methods, which include market price multiples of comparable companies and the discounted cash flow analysis. Goodwill impairment losses are recorded as part of operating expenses in the consolidated statement of operations.

Other intangible assets deemed to have an indefinite life are not amortized, but are tested for impairment using a one-step process which compares the fair value with the carrying amount of the asset. In determining that an intangible asset has an indefinite life, the Corporation considers expected cash inflows and legal, regulatory, contractual, competitive, economic and other factors, which could limit the intangible asset's useful life.

Other identifiable intangible assets with a finite useful life, mainly core deposits, are amortized using various methods over the periods benefited, which range from 4 to 10 years. These intangibles are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairments on intangible assets with a finite useful life are evaluated under the guidance for impairment or disposal of long-lived assets.

Repurchase and Resale Agreements Policy [Policy Text Block]

Assets sold / purchased under agreements to repurchase / resell

Repurchase and resell agreements are treated as collateralized financing transactions and are carried at the amounts at which the assets will be subsequently reacquired or resold as specified in the respective agreements.

It is the Corporation's policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly those securities are not reflected in the Corporation's consolidated statements of financial condition. The Corporation monitors the fair value of the underlying securities as compared to the related receivable, including accrued interest.

It is the Corporation's policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statements of financial condition.

The Corporation may require counterparties to deposit additional collateral or return collateral pledged, when appropriate.

Internal Use Software, Policy [Policy Text Block]

Software

Capitalized software is stated at cost, less accumulated amortization. Capitalized software includes purchased software and capitalizable application development costs associated with internally-developed software. Amortization, computed on a straight-line method, is charged to operations over the estimated useful life of the software. Capitalized software is included in “Other assets” in the consolidated statement of financial condition.

Guarantees, Indemnifications and Warranties Policies [Policy Text Block]

Guarantees, including indirect guarantees of indebtedness of others

The Corporation, as a guarantor, recognizes at the inception of a guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. Refer to Note 26 to the consolidated financial statements for further disclosures on guarantees.

Treasury Stock [Policy Text Block]

Treasury stock

Treasury stock is recorded at cost and is carried as a reduction of stockholders' equity in the consolidated statements of financial condition. At the date of retirement or subsequent reissue, the treasury stock account is reduced by the cost of such stock. At retirement, the excess of the cost of the treasury stock over its par value is recorded entirely to surplus. At reissuance, the difference between the consideration received upon issuance and the specific cost is charged or credited to surplus.

Revenue Recognition, Premiums Earned, Policy [Policy Text Block]

Income Recognition – Insurance agency business

Commissions and fees are recognized when related policies are effective. Additional premiums and rate adjustments are recorded as they occur. Contingent commissions are recorded on the accrual basis when the amount to be received is notified by the insurance company. Commission income from advance business is deferred. An allowance is created for expected adjustments to commissions earned relating to policy cancellations.

Investment Banking Fees, Policy [Policy Text Block]

Income Recognition – Investment banking revenues and commissions

Investment banking revenue is recorded as follows: underwriting fees at the time the underwriting is completed and income is reasonably determinable; corporate finance advisory fees as earned, according to the terms of the specific contracts; and sales commissions on a trade-date basis. Commission income and expenses related to customers' securities transactions are recorded on a trade-date basis.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign exchange

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars using prevailing rates of exchange at the end of the period. Revenues, expenses, gains and losses are translated using weighted average rates for the period. The resulting foreign currency translation adjustment from operations for which the functional currency is other than the U.S. dollar is reported in accumulated other comprehensive loss, except for highly inflationary environments in which the effects are included in other operating expenses.

The Corporation holds interests in Centro Financiero BHD, S.A. (“BHD”) in the Dominican Republic. Some of these businesses are conducted in the country's foreign currency. The resulting foreign currency translation adjustment from these operations is reported in accumulated other comprehensive loss. During 2011, the Corporation sold its equity investments in Consorcio de Tarjetas Dominicanas, S.A. (“CONTADO”) and Serfinsa, which businesses were also conducted on their countries foreign currency. Additionally, during 2011, the Corporation wrote-off its investment in Tarjetas y Transacciones en Red Tranred, C.A. (formerly EVERTEC DE VENEZUELA, C.A.) as the Corporation determined to wind-down those operations.

Refer to the disclosure of accumulated other comprehensive loss included in the Note 25 for the outstanding balances of the foreign currency translation adjustments at December 31, 2012 and 2011.

Income Tax, Policy [Policy Text Block]

Income taxes

The Corporation recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Corporation's financial statements or tax returns. Deferred income tax assets and liabilities are determined for differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. The computation is based on enacted tax laws and rates applicable to periods in which the temporary differences are expected to be recovered or settled.

The guidance for income taxes requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance if, based on the available evidence, it is more likely than not (defined as a likelihood of more than 50 percent) that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically by the Corporation based on the more likely than not realization threshold criterion. In the assessment for a valuation allowance, appropriate consideration is given to all positive and negative evidence related to the realization of the deferred tax assets. This assessment considers, among other matters, all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, the future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. In making such assessments, significant weight is given to evidence that can be objectively verified.

The valuation of deferred tax assets requires judgment in assessing the likely future tax consequences of events that have been recognized in the Corporation's financial statements or tax returns and future profitability. The Corporation's accounting for deferred tax consequences represents management's best estimate of those future events.

Positions taken in the Corporation's tax returns may be subject to challenge by the taxing authorities upon examination. Uncertain tax positions are initially recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Interest on income tax uncertainties is classified within income tax expense in the statement of operations; while the penalties, if any, are accounted for as other operating expenses.

The Corporation accounts for the taxes collected from customers and remitted to governmental authorities on a net basis (excluded from revenues).

Income tax expense or benefit for the year is allocated among continuing operations, discontinued operations, and other comprehensive income, as applicable. The amount allocated to continuing operations is the tax effect of the pretax income or loss from continuing operations that occurred during the year, plus or minus income tax effects of (a) changes in circumstances that cause a change in judgment about the realization of deferred tax assets in future years, (b) changes in tax laws or rates, (c) changes in tax status, and (d) tax-deductible dividends paid to shareholders, subject to certain exceptions.

Pension and Other Postretirement Plans, Policy [Policy Text Block]

Employees' retirement and other postretirement benefit plans

Pension costs are computed on the basis of accepted actuarial methods and are charged to current operations. Net pension costs are based on various actuarial assumptions regarding future experience under the plan, which include costs for services rendered during the period, interest costs and return on plan assets, as well as deferral and amortization of certain items such as actuarial gains or losses. The funding policy is to contribute to the plan as necessary to provide for services to date and for those expected to be earned in the future. To the extent that these requirements are fully covered by assets in the plan, a contribution may not be made in a particular year.

The cost of postretirement benefits, which is determined based on actuarial assumptions and estimates of the costs of providing these benefits in the future, is accrued during the years that the employee renders the required service.

The guidance for compensation retirement benefits of ASC Topic 715 requires the recognition of the funded status of each defined pension benefit plan, retiree health care and other postretirement benefit plans on the statement of financial condition.

Employee Stock Ownership Plan (ESOP), Method of Measuring Compensation	Stock-based compensation The Corporation opted to use the fair value method of recording stock-based compensation as described in the guidance for employee share plans in ASC Subtopic 718-50.
Comprehensive Income, Policy [Policy Text Block]

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances, except those resulting from investments by owners and distributions to owners. The presentation of comprehensive income (loss) is included in separate consolidated statements of comprehensive income (loss).

Earnings Per Share, Policy [Policy Text Block]

Net income (loss) per common share

Basic income (loss) per common share is computed by dividing net income (loss) adjusted for preferred stock dividends, including undeclared or unpaid dividends if cumulative, and charges or credits related to the extinguishment of preferred stock or induced conversions of preferred stock, by the weighted average number of common shares outstanding during the year. Diluted income per common share take into consideration the weighted average common shares adjusted for the effect of stock options, restricted stock and warrants on common stock, using the treasury stock method.

Statement Of Cash Flows [Policy Text Block]	Statement of cash flows For purposes of reporting cash flows, cash includes cash on hand and amounts due from banks.

Business combination (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed Table Text Block
	Book value prior to			As recorded by
	purchase accounting	Fair value	Additional	Popular, Inc. on
(In thousands)	adjustments	adjustments	consideration	April 30, 2010
Assets:
Cash and money market investments	$358,132	$-	$-	$358,132
Investment in Federal Home Loan Bank stock	58,610	-	-	58,610
Loans	8,554,744	(3,354,287)	-	5,200,457
FDIC loss share indemnification asset	-	2,425,929	-	2,425,929
Other real estate	125,947	(73,867)	-	52,080
Core deposit intangible	-	24,415	-	24,415
Receivable from FDIC (associated to the note
issued to the FDIC)	-	-	111,101	111,101
Other assets	44,926	-	-	44,926
Goodwill	-	86,841	-	86,841
Total assets	$9,142,359	$(890,969)	$111,101	$8,362,491

Liabilities:
Deposits	$2,380,170	$11,465	$-	$2,391,635
Note issued to the FDIC (including a premium
of $12,411 resulting from the fair value adjustment)	-	-	5,770,495	5,770,495
Equity appreciation instrument	-	-	52,500	52,500
True-up payment obligation	-	88,181	-	88,181
Contingent liability on unfunded loan commitments	-	45,755	-	45,755
Accrued expenses and other liabilities	13,925	-	-	13,925
Total liabilities	$2,394,095	$145,401	$5,822,995	$8,362,491

Securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Securities Purchased Under Agreements To Resell Table [Text Block]
(In thousands)	2012	2011
Repledged	$227,245	$274,829
Not repledged	13,234	8,608
Total	$240,479	$283,437

Pledged assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
	December 31,	December 31,
(In thousands)	2012	2011
Investment securities available-for-sale, at fair value	$1,606,683	$1,894,651
Investment securities held-to-maturity, at amortized cost	25,000	25,000
Loans held-for-sale measured at lower of cost or fair value	132	5,286
Loans held-in-portfolio covered under loss sharing agreements with the FDIC	452,631	-
Loans held-in-portfolio not covered under loss sharing agreements with the FDIC	8,358,456	8,571,268
Total pledged assets	$10,442,902	$10,496,205

Investment securities (Tables)	12 Months Ended
Dec. 31, 2012
Available For Sale Securities Text Block
	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$7,018	$20	$-	$7,038	1.67%
After 1 to 5 years	27,236	2,964	-	30,200	3.83
Total U.S. Treasury securities	34,254	2,984	-	37,238	3.39
Obligations of U.S. Government sponsored entities
Within 1 year	460,319	7,614	-	467,933	3.82
After 1 to 5 years	167,177	2,057	-	169,234	1.59
After 5 to 10 years	456,480	3,263	592	459,151	1.74
Total obligations of U.S. Government sponsored entities	1,083,976	12,934	592	1,096,318	2.60
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	5,220	26	-	5,246	3.08
After 1 to 5 years	6,254	130	39	6,345	4.65
After 5 to 10 years	5,513	-	36	5,477	3.79
After 10 years	37,265	648	-	37,913	5.38
Total obligations of Puerto Rico, States and political subdivisions	54,252	804	75	54,981	4.91
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	4,927	35	-	4,962	1.48
After 5 to 10 years	39,897	1,794	-	41,691	2.94
After 10 years	2,270,184	50,740	512	2,320,412	2.21
Total collateralized mortgage obligations - federal agencies	2,315,008	52,569	512	2,367,065	2.22
Collateralized mortgage obligations - private label
After 10 years	2,414	59	-	2,473	4.59
Total collateralized mortgage obligations - private label	2,414	59	-	2,473	4.59
Mortgage-backed securities
Within 1 year	288	13	-	301	3.47
After 1 to 5 years	3,838	191	-	4,029	4.12
After 5 to 10 years	81,645	6,207	-	87,852	4.71
After 10 years	1,297,585	93,509	129	1,390,965	4.18
Total mortgage-backed securities	1,383,356	99,920	129	1,483,147	4.21
Equity securities (without contractual maturity)	6,507	909	10	7,406	3.46
Other
After 1 to 5 years	9,992	-	207	9,785	1.67
After 5 to 10 years	18,032	3,675	-	21,707	11.00
After 10 years	3,945	136	-	4,081	3.62
Total other	31,969	3,811	207	35,573	7.17
Total investment securities available-for-sale	$4,911,736	$173,990	$1,525	$5,084,201	2.94%

	At December 31, 2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$34,980	$3,688	$-	$38,668	3.35%
Total U.S. Treasury securities	34,980	3,688	-	38,668	3.35
Obligations of U.S. Government sponsored entities
Within 1 year	94,492	2,382	-	96,874	3.45
After 1 to 5 years	655,625	25,860	-	681,485	3.38
After 5 to 10 years	171,633	2,969	-	174,602	2.94
After 10 years	32,086	499	-	32,585	3.20
Total obligations of U.S. Government sponsored entities	953,836	31,710	-	985,546	3.30
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	765	9	-	774	4.97
After 1 to 5 years	14,824	283	31	15,076	4.07
After 5 to 10 years	4,595	54	-	4,649	5.33
After 10 years	37,320	909	-	38,229	5.38
Total obligations of Puerto Rico, States and political
subdivisions	57,504	1,255	31	58,728	5.03
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	2,424	49	-	2,473	3.28
After 5 to 10 years	55,096	1,446	-	56,542	2.64
After 10 years	1,589,373	49,462	208	1,638,627	2.84
Total collateralized mortgage obligations - federal agencies	1,646,893	50,957	208	1,697,642	2.83
Collateralized mortgage obligations - private label
After 5 to 10 years	5,653	1	181	5,473	0.81
After 10 years	59,460	-	7,141	52,319	2.44
Total collateralized mortgage obligations - private label	65,113	1	7,322	57,792	2.30
Mortgage-backed securities
Within 1 year	57	1	-	58	3.91
After 1 to 5 years	7,564	328	-	7,892	3.86
After 5 to 10 years	111,639	8,020	1	119,658	4.66
After 10 years	1,870,736	141,274	49	2,011,961	4.25
Total mortgage-backed securities	1,989,996	149,623	50	2,139,569	4.27
Equity securities (without contractual maturity)	6,594	426	104	6,916	2.96
Other
After 5 to 10 years	17,850	700	-	18,550	10.99
After 10 years	6,311	101	-	6,412	3.61
Total other	24,161	801	-	24,962	9.06
Total investment securities available-for-sale	$4,779,077	$238,461	$7,715	$5,009,823	3.58%

Schedule Of Aggregate Amortized Cost And Fair Value Of Afs By Contractual Maturity [TableTextBlock]
(In thousands)	Amortized cost	Fair value
Within 1 year	$472,845	$480,518
After 1 to 5 years	219,424	224,555
After 5 to 10 years	601,567	615,878
After 10 years	3,611,393	3,755,844
Total	4,905,229	5,076,795
Equity securities	6,507	7,406
Total investment securities available-for-sale	$4,911,736	$5,084,201

Schedule Of Realized Gains Losses [Table Text Block]
	For the year ended December 31,
(In thousands)	2012	2011	2010
Gross realized gains	$65	$8,514	$3,768
Gross realized losses	(1,684)	(130)	(6)
Net realized (losses) gains on sale of investment securities available-for-sale	$(1,619)	$8,384	$3,762

Investments In Debt And Marketable Equity Securities And Certain Trading Assets Disclosure Text Block
	2012		2011

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$1,594,933	$1,634,927	$1,049,315	$1,089,069
FHLB	520,127	528,287	553,940	578,617
Freddie Mac	1,198,969	1,221,863	984,270	1,010,669

Held To Maturity Securities Text Block
	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,420	$8	$-	$2,428	5.74%
After 1 to 5 years	21,335	520	19	21,836	3.63
After 5 to 10 years	18,780	866	5	19,641	6.03
After 10 years	73,642	449	438	73,653	5.35
Total obligations of Puerto Rico, States and political subdivisions	116,177	1,843	462	117,558	5.15
Collateralized mortgage obligations - federal agencies
After 10 years	140	4	-	144	5.45
Total collateralized mortgage obligations - federal agencies	140	4	-	144	5.45
Other
Within 1 year	250	-	-	250	0.86
After 1 to 5 years	26,250	31	-	26,281	3.40
Total other	26,500	31	-	26,531	3.38
Total investment securities held-to-maturity	$142,817	$1,878	$462	$144,233	4.82%

	At December 31, 2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$7,275	$6	$-	$7,281	2.24%
After 1 to 5 years	11,174	430	-	11,604	5.80
After 5 to 10 years	18,512	266	90	18,688	5.99
After 10 years	62,012	40	855	61,197	4.11
Total obligations of Puerto Rico, States and political subdivisions	98,973	742	945	98,770	4.51
Collateralized mortgage obligations - private label
After 10 years	160	-	9	151	5.45
Total collateralized mortgage obligations - private label	160	-	9	151	5.45
Other
After 1 to 5 years	26,250	83	-	26,333	3.41
Total other	26,250	83	-	26,333	3.41
Total investment securities held-to-maturity	$125,383	$825	$954	$125,254	4.28%

Schedule Of Aggregate Amortized Cost And Fair Value Of Htms By Contractual Maturity [Table Text Block]
(In thousands)	Amortized cost	Fair value
Within 1 year	$2,670	$2,678
After 1 to 5 years	47,585	48,117
After 5 to 10 years	18,780	19,641
After 10 years	73,782	73,797
Total investment securities held-to-maturity	$142,817	$144,233

Available For Sale Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$139,278	$592	$-	$-	$139,278	$592
Obligations of Puerto Rico, States and political
subdivisions	6,229	44	2,031	31	8,260	75
Collateralized mortgage obligations - federal agencies	170,136	512	-	-	170,136	512
Mortgage-backed securities	7,411	90	983	39	8,394	129
Equity securities	-	-	51	10	51	10
Other	9,785	207	-	-	9,785	207
Total investment securities available-for-sale in an
unrealized loss position	$332,839	$1,445	$3,065	$80	$335,904	$1,525

	At December 31, 2011
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political
subdivisions	$7,817	$28	$191	$3	$8,008	$31
Collateralized mortgage obligations - federal agencies	90,543	208	-	-	90,543	208
Collateralized mortgage obligations - private label	13,595	539	44,148	6,783	57,743	7,322
Mortgage-backed securities	5,577	14	1,466	36	7,043	50
Equity securities	5,199	95	2	9	5,201	104
Total investment securities available-for-sale in an
unrealized loss position	$122,731	$884	$45,807	$6,831	$168,538	$7,715

Held To Maturity Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$2,365	$35	$19,118	$427	$21,483	$462
Total investment securities held-to-maturity in an unrealized
loss position	$2,365	$35	$19,118	$427	$21,483	$462

	At December 31, 2011
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$10,323	$92	$31,062	$853	$41,385	$945
Collateralized mortgage obligations - private label	-	-	151	9	151	9
Total investment securities held-to-maturity in an unrealized
loss position	$10,323	$92	$31,213	$862	$41,536	$954

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Covered Loans Held In Portfolio [Table Text Block]

(In thousands)	December 31, 2012	December 31, 2011
Commercial real estate	$2,077,411	$2,271,295
Commercial and industrial	167,236	241,447
Construction	361,396	546,826
Mortgage	1,076,730	1,172,954
Consumer	73,199	116,181
Total loans held-in-portfolio	$3,755,972	$4,348,703

Past Due Financing Receivables Table Text Block
December 31, 2012
Puerto Rico

	Past due					Non - covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$1,005	$-	$15,816	$16,821	$98,272	$115,093
Commercial real estate non-owner occupied	10,580	4,454	66,665	81,699	1,268,734	1,350,433
Commercial real estate owner occupied	28,240	13,319	315,534	357,093	1,685,393	2,042,486
Commercial and industrial	27,977	5,922	125,246	159,145	2,629,127	2,788,272
Construction	1,243	-	37,390	38,633	173,634	212,267
Mortgage	241,930	121,175	960,492	1,323,597	3,625,327	4,948,924
Leasing	6,493	1,555	4,865	12,913	527,610	540,523
Consumer:
Credit cards	14,521	10,614	22,184	47,319	1,135,753	1,183,072
Home equity lines of credit	124	-	312	436	16,370	16,806
Personal	13,208	7,392	19,323	39,923	1,205,859	1,245,782
Auto	24,128	6,518	8,551	39,197	521,119	560,316
Other	2,120	536	3,505	6,161	222,192	228,353
Total	$371,569	$171,485	$1,579,883	$2,122,937	$13,109,390	$15,232,327

December 31, 2012
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$6,828	$5,067	$18,435	$30,330	$876,357	$906,687
Commercial real estate non-owner occupied	19,032	1,309	78,140	98,481	1,185,518	1,283,999
Commercial real estate owner occupied	9,979	100	31,931	42,010	523,954	565,964
Commercial and industrial	12,885	1,975	14,051	28,911	776,357	805,268
Construction	5,268	-	5,960	11,228	29,362	40,590
Mortgage	29,909	10,267	34,025	74,201	1,055,382	1,129,583
Legacy	15,765	20,112	40,741	76,618	307,599	384,217
Consumer:
Credit cards	305	210	505	1,020	14,121	15,141
Home equity lines of credit	3,937	2,506	7,454	13,897	460,332	474,229
Personal	2,757	1,585	1,905	6,247	136,882	143,129
Auto	38	3	4	45	723	768
Other	41	9	3	53	1,237	1,290
Total	$106,744	$43,143	$233,154	$383,041	$5,367,824	$5,750,865

December 31, 2012
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$7,833	$5,067	$34,251	$47,151	$974,629	$1,021,780
Commercial real estate non-owner occupied	29,612	5,763	144,805	180,180	2,454,252	2,634,432
Commercial real estate owner occupied	38,219	13,419	347,465	399,103	2,209,347	2,608,450
Commercial and industrial	40,862	7,897	139,297	188,056	3,405,484	3,593,540
Construction	6,511	-	43,350	49,861	202,996	252,857
Mortgage	271,839	131,442	994,517	1,397,798	4,680,709	6,078,507
Leasing	6,493	1,555	4,865	12,913	527,610	540,523
Legacy	15,765	20,112	40,741	76,618	307,599	384,217
Consumer:
Credit cards	14,826	10,824	22,689	48,339	1,149,874	1,198,213
Home equity lines of credit	4,061	2,506	7,766	14,333	476,702	491,035
Personal	15,965	8,977	21,228	46,170	1,342,741	1,388,911
Auto	24,166	6,521	8,555	39,242	521,842	561,084
Other	2,161	545	3,508	6,214	223,429	229,643
Total	$478,313	$214,628	$1,813,037	$2,505,978	$18,477,214	$20,983,192

December 31, 2011
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$435	$121	$15,396	$15,952	$107,164	$123,116
Commercial real estate non-owner occupied	16,584	462	51,013	68,059	1,193,447	1,261,506
Commercial real estate owner occupied	39,578	21,003	385,303	445,884	1,785,542	2,231,426
Commercial and industrial	46,013	17,233	180,134	243,380	2,611,154	2,854,534
Construction	608	21,055	53,859	75,522	85,419	160,941
Mortgage	202,072	98,565	930,191	1,230,828	3,458,655	4,689,483
Leasing	7,927	2,301	5,642	15,870	532,836	548,706
Consumer:
Credit cards	14,507	11,479	25,748	51,734	1,164,086	1,215,820
Home equity lines of credit	155	395	157	707	19,344	20,051
Personal	17,583	10,434	19,317	47,334	935,854	983,188
Auto	22,677	5,883	6,830	35,390	480,874	516,264
Other	1,740	1,442	5,612	8,794	226,310	235,104
Total	$369,879	$190,373	$1,679,202	$2,239,454	$12,600,685	$14,840,139

December 31, 2011
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$14,582	$-	$13,935	$28,517	$657,300	$685,817
Commercial real estate non-owner occupied	15,794	3,168	80,820	99,782	1,304,211	1,403,993
Commercial real estate owner occupied	14,004	449	59,726	74,179	511,661	585,840
Commercial and industrial	22,545	3,791	44,440	70,776	756,319	827,095
Construction	-	-	42,427	42,427	36,571	78,998
Mortgage	30,594	13,190	37,223	81,007	747,970	828,977
Legacy	30,712	7,536	75,660	113,908	534,501	648,409
Consumer:
Credit cards	314	229	735	1,278	12,931	14,209
Home equity lines of credit	7,090	3,587	10,065	20,742	517,101	537,843
Personal	3,574	2,107	1,516	7,197	140,208	147,405
Auto	106	37	34	177	2,035	2,212
Other	29	10	27	66	1,593	1,659
Total	$139,344	$34,104	$366,608	$540,056	$5,222,401	$5,762,457

December 31, 2011
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$15,017	$121	$29,331	$44,469	$764,464	$808,933
Commercial real estate non-owner occupied	32,378	3,630	131,833	167,841	2,497,658	2,665,499
Commercial real estate owner occupied	53,582	21,452	445,029	520,063	2,297,203	2,817,266
Commercial and industrial	68,558	21,024	224,574	314,156	3,367,473	3,681,629
Construction	608	21,055	96,286	117,949	121,990	239,939
Mortgage	232,666	111,755	967,414	1,311,835	4,206,625	5,518,460
Leasing	7,927	2,301	5,642	15,870	532,836	548,706
Legacy	30,712	7,536	75,660	113,908	534,501	648,409
Consumer:
Credit cards	14,821	11,708	26,483	53,012	1,177,017	1,230,029
Home equity lines of credit	7,245	3,982	10,222	21,449	536,445	557,894
Personal	21,157	12,541	20,833	54,531	1,076,062	1,130,593
Auto	22,783	5,920	6,864	35,567	482,909	518,476
Other	1,769	1,452	5,639	8,860	227,903	236,763
Total	$509,223	$224,477	$2,045,810	$2,779,510	$17,823,086	$20,602,596

Loans Held For Sale In Non Performing Status [Table Text Block]
(In thousands)	December 31, 2012	December 31, 2011
Commercial	$16,047	$25,730
Construction	78,140	236,045
Legacy	2,080	468
Mortgage	53	59
Total	$96,320	$262,302

Net Financing Leases [Table Text Block]
(In thousands)	2012	2011
Total minimum lease payments	$503,447	$520,226
Estimated residual value of leased property	129,927	134,194
Deferred origination costs, net of fees	6,966	6,691
Less - Unearned financing income	93,157	97,244
Net minimum lease payments	547,183	563,867
Less - Allowance for loan losses	3,475	4,891
	$543,708	$558,976

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
(In thousands)
2013	$140,579
2014	118,914
2015	102,808
2016	79,213
2017 and thereafter	61,933
$503,447

Disclosure Of Carrying Amount Of Loans Acquired In F D I C Assisted Transaction [Table Text Block]
	December 31, 2012			December 31, 2011

	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$1,778,594	$185,386	$1,963,980	$1,920,141	$215,560	$2,135,701
Commercial and industrial	55,396	4,379	59,775	85,859	4,621	90,480
Construction	174,054	174,093	348,147	279,561	260,208	539,769
Mortgage	988,158	69,654	1,057,812	1,065,842	102,027	1,167,869
Consumer	55,762	6,283	62,045	95,048	7,604	102,652
Carrying amount	3,051,964	439,795	3,491,759	3,446,451	590,020	4,036,471
Allowance for loan losses	(48,365)	(47,042)	(95,407)	(62,951)	(20,526)	(83,477)
Carrying amount, net of allowance	$3,003,599	$392,753	$3,396,352	$3,383,500	$569,494	$3,952,994

Accretable Yield For Acquired Loans [Table Text Block]
	Accretable yield
	For the year ended
	December 31, 2012			December 31, 2011
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,428,764	$41,495	$1,470,259	$1,307,927	$23,181	$1,331,108
Accretion	(258,901)	(21,695)	(280,596)	(271,760)	(80,641)	(352,401)
Change in expected cash flows	276,518	(14,512)	262,006	392,597	98,955	491,552
Ending balance	$1,446,381	$5,288	$1,451,669	$1,428,764	$41,495	$1,470,259

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
	Carrying amount of loans accounted for pursuant to ASC 310-30
	For the year ended
	December 31, 2012			December 31, 2011
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$3,446,451	$590,020	$4,036,471	$3,894,379	$645,549	$4,539,928
Accretion	258,901	21,695	280,596	271,760	80,641	352,401
Collections and charge offs	(653,388)	(171,920)	(825,308)	(719,688)	(136,170)	(855,858)
Ending balance	$3,051,964	$439,795	$3,491,759	$3,446,451	$590,020	$4,036,471
Allowance for loan losses
ASC 310-30 covered loans	(48,365)	(47,042)	(95,407)	(62,951)	(20,526)	(83,477)
	$3,003,599	$392,753	$3,396,352	$3,383,500	$569,494	$3,952,994

A S C Subtopic 31020 [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
(In thousands)
Fair value of loans accounted under ASC Subtopic 310-20	$290,810
Gross contractual amounts receivable (principal and interest)	$457,201
Estimate of contractual cash flows not expected to be collected	$164,427

Non Covered Loans [Member]
Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
At December 31, 2012
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial multi-family	$15,816	$-	$18,435	$-	$34,251	$-
Commercial real estate non-owner occupied	66,665	-	78,140	-	144,805	-
Commercial real estate owner occupied	315,534	-	31,931	-	347,465	-
Commercial and industrial	124,717	529	14,051	-	138,768	529
Construction	37,390	-	5,960	-	43,350	-
Mortgage	596,105	364,387	34,025	-	630,130	364,387
Leasing	4,865	-	-	-	4,865	-
Legacy	-	-	40,741	-	40,741	-
Consumer:
Credit cards	-	22,184	505	-	505	22,184
Home equity lines of credit	-	312	7,454	-	7,454	312
Personal	19,300	23	1,905	-	21,205	23
Auto	8,551	-	4	-	8,555	-
Other	3,036	469	3	-	3,039	469
Total[1]	$1,191,979	$387,904	$233,154	$-	$1,425,133	$387,904

At December 31, 2011
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial multi-family	$15,396	$-	$13,935	$-	$29,331	$-
Commercial real estate non-owner occupied	51,013	-	80,820	-	131,833	-
Commercial real estate owner occupied	385,303	-	59,726	-	445,029	-
Commercial and industrial	179,459	675	44,440	-	223,899	675
Construction	53,859	-	42,427	-	96,286	-
Mortgage	649,279	280,912	37,223	-	686,502	280,912
Leasing	5,642	-	-	-	5,642	-
Legacy	-	-	75,660	-	75,660	-
Consumer:
Credit cards	-	25,748	735	-	735	25,748
Home equity lines of credit	-	157	10,065	-	10,065	157
Personal	19,317	-	1,516	-	20,833	-
Auto	6,830	-	34	-	6,864	-
Other	5,144	468	27	-	5,171	468
Total[1]	$1,371,242	$307,960	$366,608	$-	$1,737,850	$307,960

Covered Under Loss Sharing Agreements With F D I C [Member]
Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
	December 31, 2012		December 31, 2011

	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Commercial real estate	$14,628	$-	$14,241	$125
Commercial and industrial	48,743	504	63,858	1,392
Construction	8,363	-	4,598	5,677
Mortgage	2,133	-	423	113
Consumer	543	265	516	377
Total[1]	$74,410	$769	$83,636	$7,684

Covered Under Loss Sharing Agreements With F D I C [Member] | A S C Subtopic 31030 [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]

	April 30, 2010
(In thousands)	Non-credit Impaired loans	Credit impaired loans	Total
Contractually-required principal and interest	$7,855,033	$1,995,580	$9,850,613
Non-accretable difference	2,154,542	1,248,365	3,402,907
Cash flows expected to be collected	5,700,491	747,215	6,447,706
Accretable yield	1,487,634	50,425	1,538,059
Fair value of loans accounted for under ASC Subtopic 310-30	$4,212,857	$696,790	$4,909,647

Loans Held For Investment [Member]
Schedule Of Accounts Notes Loans And Financing Receivable Text Block

(In thousands)	December 31, 2012	December 31, 2011
Commercial multi-family	$1,021,780	$808,933
Commercial real estate non-owner occupied	2,634,432	2,665,499
Commercial real estate owner occupied	2,608,450	2,817,266
Commercial and industrial	3,593,540	3,681,629
Construction	252,857	239,939
Mortgage	6,078,507	5,518,460
Leasing	540,523	548,706
Legacy[2]	384,217	648,409
Consumer:
Credit cards	1,198,213	1,230,029
Home equity lines of credit	491,035	557,894
Personal	1,388,911	1,130,593
Auto	561,084	518,476
Other	229,643	236,763
Total loans held-in-portfolio[1]	$20,983,192	$20,602,596

Loans Held For Investment [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Past Due Financing Receivables Table Text Block
December 31, 2012

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$81,386	$41,256	$545,241	$667,883	$1,409,528	$2,077,411
Commercial and industrial	3,242	551	59,554	63,347	103,889	167,236
Construction	13	-	296,837	296,850	64,546	361,396
Mortgage	38,307	28,206	182,376	248,889	827,841	1,076,730
Consumer	1,382	1,311	11,094	13,787	59,412	73,199
Total covered loans	$124,330	$71,324	$1,095,102	$1,290,756	$2,465,216	$3,755,972

December 31, 2011

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$35,286	$25,273	$519,222	$579,781	$1,691,514	$2,271,295
Commercial and industrial	4,438	1,390	99,555	105,383	136,064	241,447
Construction	997	625	434,661	436,283	110,543	546,826
Mortgage	32,371	28,238	196,541	257,150	915,804	1,172,954
Consumer	2,913	3,289	15,551	21,753	94,428	116,181
Total covered loans	$76,005	$58,815	$1,265,530	$1,400,350	$2,948,353	$4,348,703

Loans Held For Sale [Member]
Schedule Of Accounts Notes Loans And Financing Receivable Text Block
(In thousands)	December 31, 2012	December 31, 2011
Commercial	$16,047	$25,730
Construction	78,140	236,045
Legacy	2,080	468
Mortgage	258,201	100,850
Total loans held-for-sale	$354,468	$363,093

Allowance for loan losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance Movement [Table Text Block]
For the year ended December 31, 2012
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$255,453	$5,850	$72,322	$4,651	$115,126	$453,402
Provision (reversal of provision)	106,802	(2,271)	103,482	(814)	74,868	282,067
Charge-offs	(185,653)	(3,910)	(59,286)	(4,680)	(120,658)	(374,187)
Recoveries	41,013	6,193	2,509	3,737	30,563	84,015
Ending balance	$217,615	$5,862	$119,027	$2,894	$99,899	$445,297

For the year ended December 31, 2012
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$94,472	$20,435	$5,310	$-	$4,728	$124,945
Provision	23,847	20,006	21,513	-	9,473	74,839
Charge-offs	(46,290)	(30,556)	(5,909)	-	(8,225)	(90,980)
Recoveries	31	61	-	-	10	102
Ending balance	$72,060	$9,946	$20,914	$-	$5,986	$108,906

For the year ended December 31, 2012
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$113,979	$2,631	$29,939	$46,228	$44,184	$236,961
Provision (reversal of provision)	10,775	(664)	15,572	3,212	23,140	52,035
Charge-offs	(69,364)	(1,659)	(16,708)	(36,529)	(41,045)	(165,305)
Recoveries	24,711	1,259	1,545	20,191	5,041	52,747
Net (write-down) recovery related to loans transferred to LHFS	(34)	-	-	-	-	(34)
Ending balance	$80,067	$1,567	$30,348	$33,102	$31,320	$176,404

For the year ended December 31, 2012
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$463,904	$28,916	$107,571	$46,228	$4,651	$164,038	$815,308
Provision (reversal of provision)	141,424	17,071	140,567	3,212	(814)	107,481	408,941
Charge-offs	(301,307)	(36,125)	(81,903)	(36,529)	(4,680)	(169,928)	(630,472)
Recoveries	65,755	7,513	4,054	20,191	3,737	35,614	136,864
Net (write-down) recovery related to loans transferred to LHFS	(34)	-	-	-	-	-	(34)
Ending balance	$369,742	$17,375	$170,289	$33,102	$2,894	$137,205	$730,607

For the year ended December 31, 2011
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431
Provision (reversal of provision)	206,904	(4,408)	57,917	941	80,242	341,596
Charge-offs	(225,011)	(15,563)	(29,215)	(6,527)	(132,552)	(408,868)
Recoveries	29,623	9,747	1,591	3,083	33,905	77,949
Net (write-down) recovery related to loans transferred to LHFS	(12,706)	-	-	-	-	(12,706)
Ending balance	$255,453	$5,850	$72,322	$4,651	$115,126	$453,402

For the year ended December 31, 2011
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$-	$-	$-	$-	$-	$-
Provision	108,246	23,288	6,121	-	7,980	145,635
Charge-offs	(13,774)	(4,353)	(826)	-	(3,253)	(22,206)
Recoveries	-	1,500	15	-	1	1,516
Ending balance	$94,472	$20,435	$5,310	$-	$4,728	$124,945

For the year ended December 31, 2011
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$143,281	$23,711	$28,839	$76,405	$65,558	$337,794
Provision (reversal of provision)	47,255	(18,137)	1,480	22,147	35,744	88,489
Charge-offs	(99,562)	(4,286)	(16,570)	(78,338)	(63,881)	(262,637)
Recoveries	23,005	1,343	2,383	26,014	6,763	59,508
Net (write-down) recovery related to loans transferred to LHFS	-	-	13,807	-	-	13,807
Ending balance	$113,979	$2,631	$29,939	$46,228	$44,184	$236,961

For the year ended December 31, 2011
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$399,924	$39,785	$70,868	$76,405	$7,154	$199,089	$793,225
Provision	362,405	743	65,518	22,147	941	123,966	575,720
Charge-offs	(338,347)	(24,202)	(46,611)	(78,338)	(6,527)	(199,686)	(693,711)
Recoveries	52,628	12,590	3,989	26,014	3,083	40,669	138,973
Net (write-down) recovery related to loans transferred to LHFS	(12,706)	-	13,807	-	-	-	1,101
Ending balance	$463,904	$28,916	$107,571	$46,228	$4,651	$164,038	$815,308

Schedule Of Credit Losses Related To Financing Receivables Current And Noncurrent Table Text Block
	ASC 310-30 Covered loans
	For the years ended
(In thousands)	December 31, 2012	December 31, 2011
Balance at beginning of period	$83,477	$-
Provision for loan losses	59,052	89,802
Net charge-offs	(47,122)	(6,325)
Balance at end of period	$95,407	$83,477

Allowance For Credit Losses On Financing Receivables Table Text Block
At December 31, 2012
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$17,323	$120	$58,572	$1,066	$17,779	$94,860
General ALLL non-covered loans	200,292	5,742	60,455	1,828	82,120	350,437
ALLL - non-covered loans	217,615	5,862	119,027	2,894	99,899	445,297
Specific ALLL covered loans	8,505	-	-	-	-	8,505
General ALLL covered loans	63,555	9,946	20,914	-	5,986	100,401
ALLL - covered loans	72,060	9,946	20,914	-	5,986	108,906
Total ALLL	$289,675	$15,808	$139,941	$2,894	$105,885	$554,203

Loans held-in-portfolio:
Impaired non-covered loans	$447,779	$35,849	$557,137	$4,881	$130,663	$1,176,309
Non-covered loans held-in-portfolio
excluding impaired loans	5,848,505	176,418	4,391,787	535,642	3,103,666	14,056,018
Non-covered loans held-in-portfolio	6,296,284	212,267	4,948,924	540,523	3,234,329	15,232,327
Impaired covered loans	109,241	-	-	-	-	109,241
Covered loans held-in-portfolio
excluding impaired loans	2,135,406	361,396	1,076,730	-	73,199	3,646,731
Covered loans held-in-portfolio	2,244,647	361,396	1,076,730	-	73,199	3,755,972
Total loans held-in-portfolio	$8,540,931	$573,663	$6,025,654	$540,523	$3,307,528	$18,988,299

At December 31, 2012
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$25	$-	$16,095	$-	$107	$16,227
General ALLL	80,042	1,567	14,253	33,102	31,213	160,177
Total ALLL	$80,067	$1,567	$30,348	$33,102	$31,320	$176,404

Loans held-in-portfolio:
Impaired loans	$79,885	$5,960	$54,093	$18,744	$2,714	$161,396
Loans held-in-portfolio,
excluding impaired loans	3,482,033	34,630	1,075,490	365,473	631,843	5,589,469
Total loans held-in-portfolio	$3,561,918	$40,590	$1,129,583	$384,217	$634,557	$5,750,865

At December 31, 2012
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$17,348	$120	$74,667	$-	$1,066	$17,886	$111,087
General ALLL non-covered loans	280,334	7,309	74,708	33,102	1,828	113,333	510,614
ALLL - non-covered loans	297,682	7,429	149,375	33,102	2,894	131,219	621,701
Specific ALLL covered loans	8,505	-	-	-	-	-	8,505
General ALLL covered loans	63,555	9,946	20,914	-	-	5,986	100,401
ALLL - covered loans	72,060	9,946	20,914	-	-	5,986	108,906
Total ALLL	$369,742	$17,375	$170,289	$33,102	$2,894	$137,205	$730,607

Loans held-in-portfolio:
Impaired non-covered loans	$527,664	$41,809	$611,230	$18,744	$4,881	$133,377	$1,337,705
Non-covered loans held-in-portfolio
excluding impaired loans	9,330,538	211,048	5,467,277	365,473	535,642	3,735,509	19,645,487
Non-covered loans held-in-portfolio	9,858,202	252,857	6,078,507	384,217	540,523	3,868,886	20,983,192
Impaired covered loans	109,241	-	-	-	-	-	109,241
Covered loans held-in-portfolio
excluding impaired loans	2,135,406	361,396	1,076,730	-	-	73,199	3,646,731
Covered loans held-in-portfolio	2,244,647	361,396	1,076,730	-	-	73,199	3,755,972
Total loans held-in-portfolio	$12,102,849	$614,253	$7,155,237	$384,217	$540,523	$3,942,085	$24,739,164

At December 31, 2011
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$10,407	$289	$14,944	$793	$16,915	$43,348
General ALLL non-covered loans	245,046	5,561	57,378	3,858	98,211	410,054
ALLL - non-covered loans	255,453	5,850	72,322	4,651	115,126	453,402
Specific ALLL covered loans	27,086	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	4,728	124,945
Total ALLL	$349,925	$26,285	$77,632	$4,651	$119,854	$578,347

Loans held-in-portfolio:
Impaired non-covered loans	$403,089	$49,747	$333,346	$6,104	$137,582	$929,868
Non-covered loans held-in-portfolio
excluding impaired loans	6,067,493	111,194	4,356,137	542,602	2,832,845	13,910,271
Non-covered loans held-in-portfolio	6,470,582	160,941	4,689,483	548,706	2,970,427	14,840,139
Impaired covered loans	76,798	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	116,181	4,348,703
Total loans held-in-portfolio	$8,983,324	$707,767	$5,862,437	$548,706	$3,086,608	$19,188,842

At December 31, 2011
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$1,331	$-	$14,119	$57	$131	$15,638
General ALLL	112,648	2,631	15,820	46,171	44,053	221,323
Total ALLL	$113,979	$2,631	$29,939	$46,228	$44,184	$236,961

Loans held-in-portfolio:
Impaired loans	$153,240	$41,963	$49,534	$48,890	$2,526	$296,153
Loans held-in-portfolio,
excluding impaired loans	3,349,505	37,035	779,443	599,519	700,802	5,466,304
Total loans held-in-portfolio	$3,502,745	$78,998	$828,977	$648,409	$703,328	$5,762,457

At December 31, 2011
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$11,738	$289	$29,063	$57	$793	$17,046	$58,986
General ALLL non-covered loans	357,694	8,192	73,198	46,171	3,858	142,264	631,377
ALLL - non-covered loans	369,432	8,481	102,261	46,228	4,651	159,310	690,363
Specific ALLL covered loans	27,086	-	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	-	4,728	124,945
Total ALLL	$463,904	$28,916	$107,571	$46,228	$4,651	$164,038	$815,308

Loans held-in-portfolio:
Impaired non-covered loans	$556,329	$91,710	$382,880	$48,890	$6,104	$140,108	$1,226,021
Non-covered loans held-in-portfolio
excluding impaired loans	9,416,998	148,229	5,135,580	599,519	542,602	3,533,647	19,376,575
Non-covered loans held-in-portfolio	9,973,327	239,939	5,518,460	648,409	548,706	3,673,755	20,602,596
Impaired covered loans	76,798	-	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	-	116,181	4,348,703
Total loans held-in-portfolio	$12,486,069	$786,765	$6,691,414	$648,409	$548,706	$3,789,936	$24,951,299

Finance Receivables Individually Evaluated For Impairment Table [Text Block]
December 31, 2012
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$271	$288	$6	$13,080	$19,969	$13,351	$20,257	$6
Commercial real estate non-owner occupied	22,332	25,671	1,354	55,320	63,041	77,652	88,712	1,354
Commercial real estate owner occupied	100,685	149,342	12,614	121,476	167,639	222,161	316,981	12,614
Commercial and industrial	70,216	85,508	3,349	64,399	99,608	134,615	185,116	3,349
Construction	1,865	3,931	120	33,984	70,572	35,849	74,503	120
Mortgage	517,341	539,171	58,572	39,796	42,913	557,137	582,084	58,572
Leasing	4,881	4,881	1,066	-	-	4,881	4,881	1,066
Consumer:
Credit cards	42,514	42,514	1,666	-	-	42,514	42,514	1,666
Personal	86,884	86,884	16,022	-	-	86,884	86,884	16,022
Auto	772	772	79	-	-	772	772	79
Other	493	493	12	-	-	493	493	12
Covered loans	64,762	64,762	8,505	44,479	44,479	109,241	109,241	8,505
Total Puerto Rico	$913,016	$1,004,217	$103,365	$372,534	$508,221	$1,285,550	$1,512,438	$103,365

December 31, 2012
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,327	$1,479	$25	$6,316	$9,898	$7,643	$11,377	$25
Commercial real estate non-owner occupied	-	-	-	45,815	64,783	45,815	64,783	-
Commercial real estate owner occupied	-	-	-	20,369	22,968	20,369	22,968	-
Commercial and industrial	-	-	-	6,058	8,026	6,058	8,026	-
Construction	-	-	-	5,960	5,960	5,960	5,960	-
Mortgage	45,319	46,484	16,095	8,774	10,328	54,093	56,812	16,095
Legacy	-	-	-	18,744	29,972	18,744	29,972	-
Consumer:
Helocs	201	201	11	-	-	201	201	11
Auto	91	91	2	-	-	91	91	2
Other	2,422	2,422	94	-	-	2,422	2,422	94
Total U.S. mainland	$49,360	$50,677	$16,227	$112,036	$151,935	$161,396	$202,612	$16,227

December 31, 2012
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,598	$1,767	$31	$19,396	$29,867	$20,994	$31,634	$31
Commercial real estate non-owner occupied	22,332	25,671	1,354	101,135	127,824	123,467	153,495	1,354
Commercial real estate owner occupied	100,685	149,342	12,614	141,845	190,607	242,530	339,949	12,614
Commercial and industrial	70,216	85,508	3,349	70,457	107,634	140,673	193,142	3,349
Construction	1,865	3,931	120	39,944	76,532	41,809	80,463	120
Mortgage	562,660	585,655	74,667	48,570	53,241	611,230	638,896	74,667
Legacy	-	-	-	18,744	29,972	18,744	29,972	-
Leasing	4,881	4,881	1,066	-	-	4,881	4,881	1,066
Consumer:
Credit cards	42,514	42,514	1,666	-	-	42,514	42,514	1,666
Helocs	201	201	11	-	-	201	201	11
Personal	86,884	86,884	16,022	-	-	86,884	86,884	16,022
Auto	863	863	81	-	-	863	863	81
Other	2,915	2,915	106	-	-	2,915	2,915	106
Covered loans	64,762	64,762	8,505	44,479	44,479	109,241	109,241	8,505
Total Popular, Inc.	$962,376	$1,054,894	$119,592	$484,570	$660,156	$1,446,946	$1,715,050	$119,592

December 31, 2011
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$10,463	$10,463	$575	$12,206	$21,312	$22,669	$31,775	$575
Commercial real estate non-owner occupied	5,909	7,006	836	45,517	47,439	51,426	54,445	836
Commercial real estate owner occupied	37,534	46,806	2,757	165,745	215,288	203,279	262,094	2,757
Commercial and industrial	42,294	55,180	6,239	83,421	108,224	125,715	163,404	6,239
Construction	1,672	2,369	289	48,075	101,042	49,747	103,411	289
Mortgage	333,346	336,682	14,944	-	-	333,346	336,682	14,944
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer:
Credit cards	38,874	38,874	2,151	-	-	38,874	38,874	2,151
Personal	93,760	93,760	14,115	-	-	93,760	93,760	14,115
Other	4,948	4,948	649	-	-	4,948	4,948	649
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Puerto Rico	$650,702	$677,990	$70,434	$355,964	$494,305	$1,006,666	$1,172,295	$70,434

December 31, 2011
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$8,655	$12,403	$8,655	$12,403	$-
Commercial real estate non-owner occupied	1,306	1,306	214	61,111	83,938	62,417	85,244	214
Commercial real estate owner occupied	1,239	1,239	455	46,403	56,229	47,642	57,468	455
Commercial and industrial	7,390	7,390	662	27,136	29,870	34,526	37,260	662
Construction	-	-	-	41,963	44,751	41,963	44,751	-
Mortgage	39,570	39,899	14,119	9,964	9,964	49,534	49,863	14,119
Legacy	6,013	6,013	57	42,877	69,221	48,890	75,234	57
Consumer:
Auto	93	93	6	-	-	93	93	6
Other	2,433	2,433	125	-	-	2,433	2,433	125
Total U.S. mainland	$58,044	$58,373	$15,638	$238,109	$306,376	$296,153	$364,749	$15,638

December 31, 2011
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$10,463	$10,463	$575	$20,861	$33,715	$31,324	$44,178	$575
Commercial real estate non-owner occupied	7,215	8,312	1,050	106,628	131,377	113,843	139,689	1,050
Commercial real estate owner occupied	38,773	48,045	3,212	212,148	271,517	250,921	319,562	3,212
Commercial and industrial	49,684	62,570	6,901	110,557	138,094	160,241	200,664	6,901
Construction	1,672	2,369	289	90,038	145,793	91,710	148,162	289
Mortgage	372,916	376,581	29,063	9,964	9,964	382,880	386,545	29,063
Legacy	6,013	6,013	57	42,877	69,221	48,890	75,234	57
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer:
Credit cards	38,874	38,874	2,151	-	-	38,874	38,874	2,151
Personal	93,760	93,760	14,115	-	-	93,760	93,760	14,115
Auto	93	93	6	-	-	93	93	6
Other	7,381	7,381	774	-	-	7,381	7,381	774
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Popular, Inc.	$708,746	$736,363	$86,072	$594,073	$800,681	$1,302,819	$1,537,044	$86,072

Impaired Loans Average Investment Interest Income Table [Text Block]
For the year ended December 31, 2012
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$14,737	$-	$9,012	$145	$23,749	$145
Commercial real estate non-owner occupied	64,308	1,108	58,688	1,139	122,996	2,247
Commercial real estate owner occupied	202,783	2,820	32,436	91	235,219	2,911
Commercial and industrial	125,373	2,267	18,344	37	143,717	2,304
Construction	44,276	278	17,039	-	61,315	278
Mortgage	450,284	25,534	52,909	1,989	503,193	27,523
Legacy	-	-	33,786	120	33,786	120
Leasing	5,372	-	-	-	5,372	-
Consumer:
Credit cards	39,574	-	-	-	39,574	-
Helocs	-	-	81	-	81	-
Personal	90,949	-	-	-	90,949	-
Auto	255	-	73	-	328	-
Other	2,813	-	2,404	-	5,217	-
Covered loans	93,820	3,587	-	-	93,820	3,587
Total Popular, Inc.	$1,134,544	$35,594	$224,772	$3,521	$1,359,316	$39,115

For the year ended December 31, 2011
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$18,459	$-	$7,067	$-	$25,526	$-
Commercial real estate non-owner occupied	36,342	835	78,274	283	114,616	1,118
Commercial real estate owner occupied	194,033	2,096	30,348	751	224,381	2,847
Commercial and industrial	108,002	1,468	22,431	403	130,433	1,871
Construction	57,723	170	103,794	124	161,517	294
Mortgage	227,278	11,587	24,767	1,137	252,045	12,724
Legacy	-	-	30,639	238	30,639	238
Leasing	3,052	-	-	-	3,052	-
Consumer:
Credit cards	19,437	-	-	-	19,437	-
Personal	46,880	-	-	-	46,880	-
Auto	-	-	46	-	46	-
Other	2,474	-	1,217	-	3,691	-
Covered loans	38,399	1,013	-	-	38,399	1,013
Total Popular, Inc.	$752,079	$17,169	$298,583	$2,936	$1,050,662	$20,105

Troubled Debt Restructurings Loan Count By Type Of Modification Table [Text Block]
Puerto Rico
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	2
Commercial real estate non-owner occupied	9	8	-	12
Commercial real estate owner occupied	13	22	-	208
Commercial and industrial	42	91	-	87
Construction	8	1	-	1
Mortgage	579	147	1,548	202
Leasing	-	66	42	-
Consumer:
Credit cards	1,640	-	-	1,242
Personal	1,080	31	-	5
Auto	-	9	3	-
Other	62	-	-	4
Total	3,433	375	1,593	1,763

U.S. mainland
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	1
Commercial real estate non-owner occupied	2	2	5	1
Commercial real estate owner occupied	-	-	-	2
Construction	-	-	-	1
Mortgage	4	1	73	-
Legacy	1	-	-	2
Consumer:
HELOCs	1	-	3	-
Total	8	3	81	7

Popular, Inc.
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	3
Commercial real estate non-owner occupied	11	10	5	13
Commercial real estate owner occupied	13	22	-	210
Commercial and industrial	42	91	-	87
Construction	8	1	-	2
Mortgage	583	148	1,621	202
Legacy	1	-	-	2
Leasing	-	66	42	-
Consumer:
Credit cards	1,640	-	-	1,242
HELOCs	1	-	3	-
Personal	1,080	31	-	5
Auto	-	9	3	-
Other	62	-	-	4
Total	3,441	378	1,674	1,770

Puerto Rico
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	1	-	-	-
Commercial real estate non-owner occupied	6	3	-	-
Commercial real estate owner occupied	48	20	-	-
Commercial and industrial	95	47	-	-
Construction	4	-	-	-
Mortgage	448	1,032	284	300
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	-	-
Total	4,221	1,322	292	1,547

U.S. mainland
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	-	-	-	1
Commercial real estate owner occupied	-	-	-	1
Commercial and industrial	-	-	-	2
Construction	-	-	-	4
Mortgage	18	5	348	3
Legacy	-	1	-	-
Consumer:
Other	-	-	3	-
Total	18	6	351	11

Popular, Inc.
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	1	-	-	-
Commercial real estate non-owner occupied	6	3	-	1
Commercial real estate owner occupied	48	20	-	1
Commercial and industrial	95	47	-	2
Construction	4	-	-	4
Mortgage	466	1,037	632	303
Legacy	-	1	-	-
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	3	-
Total	4,239	1,328	643	1,558

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Puerto Rico
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$271	$271	$6
Commercial real estate non-owner occupied	29	18,240	18,433	(583)
Commercial real estate owner occupied	243	83,271	82,841	(113)
Commercial and industrial	220	77,909	64,767	(6,489)
Construction	10	6,617	5,822	(212)
Mortgage	2,476	325,866	356,077	23,279
Leasing	108	1,752	1,684	217
Consumer:
Credit cards	2,882	24,193	27,822	81
Personal	1,116	16,875	16,931	2,743
Auto	12	164	168	4
Other	66	240	239	(1)
Total	7,164	$555,398	$575,055	$18,932

U.S. mainland
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	1	$572	$563	$-
Commercial real estate non-owner occupied	10	16,941	18,367	219
Commercial real estate owner occupied	2	3,051	2,547	(106)
Construction	1	1,573	1,573	-
Mortgage	78	8,749	8,855	1,211
Legacy	3	1,272	1,267	(3)
Consumer:
HELOCs	4	583	560	3
Total	99	$32,741	$33,732	$1,324

Popular, Inc.
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	3	$843	$834	$6
Commercial real estate non-owner occupied	39	35,181	36,800	(364)
Commercial real estate owner occupied	245	86,322	85,388	(219)
Commercial and industrial	220	77,909	64,767	(6,489)
Construction	11	8,190	7,395	(212)
Mortgage	2,554	334,615	364,932	24,490
Legacy	3	1,272	1,267	(3)
Leasing	108	1,752	1,684	217
Consumer:
Credit cards	2,882	24,193	27,822	81
HELOCs	4	583	560	3
Personal	1,116	16,875	16,931	2,743
Auto	12	164	168	4
Other	66	240	239	(1)
Total	7,263	$588,139	$608,787	$20,256

Puerto Rico
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	1	$143	$143	$-
Commercial real estate non-owner occupied	9	14,186	14,186	633
Commercial real estate owner occupied	68	64,015	64,015	(693)
Commercial and industrial	142	28,617	28,617	795
Construction	4	3,194	3,194	(292)
Mortgage	2,064	291,006	320,781	9,653
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	46	192	188	-
Total	7,382	$456,399	$488,887	$10,888

U.S. mainland
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	1	$2,043	$2,032	$(188)
Commercial real estate owner occupied	1	10,590	7,323	-
Commercial and industrial	2	11,878	9,742	(420)
Construction	4	13,173	13,335	(420)
Mortgage	374	37,722	39,184	12,419
Legacy	1	3,016	3,097	(125)
Consumer:
Other	3	1,559	1,683	-
Total	386	$79,981	$76,396	$11,266

Popular, Inc.
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	1	$143	143	$-
Commercial real estate non-owner occupied	10	16,229	16,218	445
Commercial real estate owner occupied	69	74,605	71,338	(693)
Commercial and industrial	144	40,495	38,359	375
Construction	8	16,367	16,529	(712)
Mortgage	2,438	328,728	359,965	22,072
Legacy	1	3,016	3,097	(125)
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	49	1,751	1,871	-
Total	7,768	$536,380	$565,283	$22,154

T D R Loans Subsequent Default Table [Text Block]
Puerto Rico
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,770
Commercial real estate owner occupied	28	9,011
Commercial and industrial	12	4,031
Construction	5	690
Mortgage	668	94,991
Leasing	24	455
Consumer:
Credit cards	421	3,778
Personal	338	2,266
Auto	2	28
Other	2	8
Total [1]	1,501	$117,028
[1] Exclude loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate owner occupied	1	$1,935
Mortgage	12	1,134
Consumer:
Total	13	$3,069

Popular, Inc.
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,770
Commercial real estate owner occupied	29	10,946
Commercial and industrial	12	4,031
Construction	5	690
Mortgage	680	96,125
Leasing	24	455
Consumer:
Credit cards	421	3,778
Personal	338	2,266
Auto	2	28
Other	2	8
Total	1,514	$120,097

Puerto Rico
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial multi-family	1	$143
Commercial real estate non-owner occupied	3	1,109
Commercial real estate owner occupied	15	11,930
Commercial and industrial	25	4,681
Mortgage	522	81,200
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Other	2	29
Total	1,304	$105,924

U.S. mainland
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,984
Commercial real estate owner occupied	1	922
Commercial and industrial	2	1,552
Construction	4	18,034
Legacy	16	6,843
Consumer:
Total	24	$29,334

Popular, Inc.
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial multi-family	1	$143
Commercial real estate non-owner occupied	4	3,093
Commercial real estate owner occupied	16	12,852
Commercial and industrial	27	6,233
Construction	4	18,034
Mortgage	522	81,200
Legacy	16	6,843
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Other	2	29
Total	1,328	$135,258

Financing Receivable Credit Quality Indicators Table Text Block
December 31, 2012
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$978	$255	$16,736	$-	$-	$17,969	$97,124	$115,093
Commercial real estate non-owner occupied	120,608	156,853	252,068	-	-	529,529	820,904	1,350,433
Commercial real estate owner occupied	195,876	140,788	647,458	1,242	-	985,364	1,057,122	2,042,486
Commercial and industrial	438,758	201,660	410,026	4,162	682	1,055,288	1,732,984	2,788,272
Total Commercial	756,220	499,556	1,326,288	5,404	682	2,588,150	3,708,134	6,296,284
Construction	645	31,789	41,278	-	-	73,712	138,555	212,267
Mortgage	-	-	569,334	-	-	569,334	4,379,590	4,948,924
Leasing	-	-	4,742	-	123	4,865	535,658	540,523
Consumer:
Credit cards	-	-	22,965	-	-	22,965	1,160,107	1,183,072
Home equity lines of credit	-	-	1,333	-	3,269	4,602	12,204	16,806
Personal	-	-	8,203	-	77	8,280	1,237,502	1,245,782
Auto	-	-	8,551	-	-	8,551	551,765	560,316
Other	-	-	3,036	-	-	3,036	225,317	228,353
Total Consumer	-	-	44,088	-	3,346	47,434	3,186,895	3,234,329
Total Puerto Rico	$756,865	$531,345	$1,985,730	$5,404	$4,151	$3,283,495	$11,948,832	$15,232,327
U.S. mainland
Commercial multi-family	$78,490	$22,050	$71,658	$-	$-	$172,198	$734,489	$906,687
Commercial real estate non-owner occupied	108,806	55,911	204,532	-	-	369,249	914,750	1,283,999
Commercial real estate owner occupied	22,423	6,747	113,161	-	-	142,331	423,633	565,964
Commercial and industrial	24,489	8,889	65,562	-	-	98,940	706,328	805,268
Total Commercial	234,208	93,597	454,913	-	-	782,718	2,779,200	3,561,918
Construction	5,268	-	21,182	-	-	26,450	14,140	40,590
Mortgage	-	-	34,077	-	-	34,077	1,095,506	1,129,583
Legacy	26,176	15,225	109,470	-	-	150,871	233,346	384,217
Consumer:
Credit cards	-	-	505	-	-	505	14,636	15,141
Home equity lines of credit	-	-	3,150	-	4,304	7,454	466,775	474,229
Personal	-	-	785	-	941	1,726	141,403	143,129
Auto	-	-	-	-	4	4	764	768
Other	-	-	3	-	-	3	1,287	1,290
Total Consumer	-	-	4,443	-	5,249	9,692	624,865	634,557
Total U.S. mainland	$265,652	$108,822	$624,085	$-	$5,249	$1,003,808	$4,747,057	$5,750,865
Popular, Inc.
Commercial multi-family	$79,468	$22,305	$88,394	$-	$-	$190,167	$831,613	$1,021,780
Commercial real estate non-owner occupied	229,414	212,764	456,600	-	-	898,778	1,735,654	2,634,432
Commercial real estate owner occupied	218,299	147,535	760,619	1,242	-	1,127,695	1,480,755	2,608,450
Commercial and industrial	463,247	210,549	475,588	4,162	682	1,154,228	2,439,312	3,593,540
Total Commercial	990,428	593,153	1,781,201	5,404	682	3,370,868	6,487,334	9,858,202
Construction	5,913	31,789	62,460	-	-	100,162	152,695	252,857
Mortgage	-	-	603,411	-	-	603,411	5,475,096	6,078,507
Legacy	26,176	15,225	109,470	-	-	150,871	233,346	384,217
Leasing	-	-	4,742	-	123	4,865	535,658	540,523
Consumer:
Credit cards	-	-	23,470	-	-	23,470	1,174,743	1,198,213
Home equity lines of credit	-	-	4,483	-	7,573	12,056	478,979	491,035
Personal	-	-	8,988	-	1,018	10,006	1,378,905	1,388,911
Auto	-	-	8,551	-	4	8,555	552,529	561,084
Other	-	-	3,039	-	-	3,039	226,604	229,643
Total Consumer	-	-	48,531	-	8,595	57,126	3,811,760	3,868,886
Total Popular, Inc.	$1,022,517	$640,167	$2,609,815	$5,404	$9,400	$4,287,303	$16,695,889	$20,983,192

The following table presents the weighted average obligor risk rating at December 31, 2012 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.94				5.68
Commercial real estate non-owner occupied			11.28				6.98
Commercial real estate owner occupied			11.51				6.93
Commercial and industrial			11.35				6.69
Total Commercial			11.42				6.81
Construction			11.99				7.86

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.26				7.12
Commercial real estate non-owner occupied			11.38				7.04
Commercial real estate owner occupied			11.28				6.64
Commercial and industrial			11.19				6.73
Total Commercial			11.31				6.81
Construction			11.28				7.21
Legacy			11.30				7.48

December 31, 2011
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$420	$698	$11,848	$-	$-	$12,966	$110,150	$123,116
Commercial real estate non-owner occupied	177,523	134,266	210,596	2,886	-	525,271	736,235	1,261,506
Commercial real estate owner occupied	201,375	192,591	680,912	4,631	-	1,079,509	1,151,917	2,231,426
Commercial and industrial	248,188	282,935	439,853	3,326	1,458	975,760	1,878,774	2,854,534
Total Commercial	627,506	610,490	1,343,209	10,843	1,458	2,593,506	3,877,076	6,470,582
Construction	2,245	27,820	69,562	1,586	-	101,213	59,728	160,941
Mortgage	-	-	626,771	-	-	626,771	4,062,712	4,689,483
Leasing	-	-	1,365	-	4,277	5,642	543,064	548,706
Consumer:
Credit cards	-	-	26,373	-	-	26,373	1,189,447	1,215,820
Home equity lines of credit	-	-	1,757	-	3,456	5,213	14,838	20,051
Personal	-	-	8,523	-	559	9,082	974,106	983,188
Auto	-	-	6,830	-	-	6,830	509,434	516,264
Other	-	-	10,165	-	-	10,165	224,939	235,104
Total Consumer	-	-	53,648	-	4,015	57,663	2,912,764	2,970,427
Total Puerto Rico	$629,751	$638,310	$2,094,555	$12,429	$9,750	$3,384,795	$11,455,344	$14,840,139
U.S. mainland
Commercial multi-family	$71,335	$8,230	$69,400	$-	$-	$148,965	$536,852	$685,817
Commercial real estate non-owner occupied	192,080	48,085	231,266	-	-	471,431	932,562	1,403,993
Commercial real estate owner occupied	21,109	20,859	146,367	-	-	188,335	397,505	585,840
Commercial and industrial	30,020	26,131	102,607	-	-	158,758	668,337	827,095
Total Commercial	314,544	103,305	549,640	-	-	967,489	2,535,256	3,502,745
Construction	3,202	10,609	54,096	-	-	67,907	11,091	78,998
Mortgage	-	-	37,236	-	-	37,236	791,741	828,977
Legacy	34,233	38,724	148,629	-	-	221,586	426,823	648,409
Consumer:
Credit cards	-	-	735	-	-	735	13,474	14,209
Home equity lines of credit	-	-	4,774	-	6,590	11,364	526,479	537,843
Personal	-	-	128	-	93	221	147,184	147,405
Auto	-	-	6	-	28	34	2,178	2,212
Other	-	-	24	-	-	24	1,635	1,659
Total Consumer	-	-	5,667	-	6,711	12,378	690,950	703,328
Total U.S. mainland	$351,979	$152,638	$795,268	$-	$6,711	$1,306,596	$4,455,861	$5,762,457
Popular, Inc.
Commercial multi-family	$71,755	$8,928	$81,248	$-	$-	$161,931	$647,002	$808,933
Commercial real estate non-owner occupied	369,603	182,351	441,862	2,886	-	996,702	1,668,797	2,665,499
Commercial real estate owner occupied	222,484	213,450	827,279	4,631	-	1,267,844	1,549,422	2,817,266
Commercial and industrial	278,208	309,066	542,460	3,326	1,458	1,134,518	2,547,111	3,681,629
Total Commercial	942,050	713,795	1,892,849	10,843	1,458	3,560,995	6,412,332	9,973,327
Construction	5,447	38,429	123,658	1,586	-	169,120	70,819	239,939
Mortgage	-	-	664,007	-	-	664,007	4,854,453	5,518,460
Legacy	34,233	38,724	148,629	-	-	221,586	426,823	648,409
Leasing	-	-	1,365	-	4,277	5,642	543,064	548,706
Consumer:
Credit cards	-	-	27,108	-	-	27,108	1,202,921	1,230,029
Home equity lines of credit	-	-	6,531	-	10,046	16,577	541,317	557,894
Personal	-	-	8,651	-	652	9,303	1,121,290	1,130,593
Auto	-	-	6,836	-	28	6,864	511,612	518,476
Other	-	-	10,189	-	-	10,189	226,574	236,763
Total Consumer	-	-	59,315	-	10,726	70,041	3,603,714	3,673,755
Total Popular, Inc.	$981,730	$790,948	$2,889,823	$12,429	$16,461	$4,691,391	$15,911,205	$20,602,596

The following table presents the weighted average obligor risk rating at December 31, 2011 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.91				5.92
Commercial real estate non-owner occupied			11.23				7.16
Commercial real estate owner occupied			11.56				6.85
Commercial and industrial			11.40				6.62
Total Commercial			11.46				6.79
Construction			11.76				7.84

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.20				7.09
Commercial real estate non-owner occupied			11.35				7.00
Commercial real estate owner occupied			11.41				7.04
Commercial and industrial			11.38				6.85
Total Commercial			11.35				6.99
Construction			11.78				7.52
Legacy			11.45				7.47

FDIC loss share asset (Tables)	12 Months Ended
Dec. 31, 2012
F D I C Indemnification Asset Roll Forward Table [Text Block]
	Year ended December 31,
(In thousands)	2012	2011	2010
Balance at beginning of year	$1,915,128	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	-	2,425,929
(Amortization) accretion of loss share indemnification asset	(129,676)	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	58,187	110,457	-
Reimbursable expenses to be covered under loss sharing agreements	29,234	5,093	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(969)	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(462,016)	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(10,790)	(5,454)	6,186
Balance at end of period	$1,399,098	$1,915,128	$2,410,219

	Year ended December 31,
(In thousands)	2012	2011	2010
Balance at beginning of year	$1,915,128	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	-	2,425,929
(Amortization) accretion of loss share indemnification asset	(129,676)	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	58,187	110,457	-
Reimbursable expenses to be covered under loss sharing agreements	29,234	5,093	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(969)	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(462,016)	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(10,790)	(5,454)	6,186
Balance at end of period	$1,399,098	$1,915,128	$2,410,219

Federal Deposit Insurance Corporation [Member]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
(In thousands)	December 31, 2012	December 31, 2011
Carrying amount (fair value)	$111,519	$98,340
Undiscounted amount	$178,522	$170,973

Transfers of financial assets and servicing assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds obtained during the year ended December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$838,795	-	$838,795
Mortgage-backed securities - FNMA	-	453,697	-	453,697
Mortgage-backed securities - FHLMC	-	38,251	-	38,251
Total trading account securities	-	$1,330,743	-	$1,330,743
Mortgage servicing rights	-	-	$15,793	$15,793
Total	-	$1,330,743	$15,793	$1,346,536

	Proceeds obtained during the year ended December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$907,238	$-	$907,238
Mortgage-backed securities - FNMA	-	206,437	-	206,437
Total trading account securities	-	$1,113,675	$-	$1,113,675
Mortgage servicing rights	-	-	$18,826	$18,826
Total	-	$1,113,675	$18,826	$1,132,501

Schedule Of Servicing Assets At Fair Value Text Block
Residential MSRs
(In thousands)	2012	2011
Fair value at beginning of period	$151,323	$166,907
Purchases	2,231	1,732
Servicing from securitizations or asset transfers	18,495	19,971
Changes due to payments on loans[1]	(20,275)	(13,156)
Sale of servicing assets	(103)	-
Reduction due to loan repurchases	(5,200)	(3,717)
Changes in fair value due to changes in valuation model inputs or assumptions	8,069	(20,188)
Other disposals	(110)	(226)
Fair value at end of period	$154,430	$151,323
[1]	Represents changes due to collection / realization of expected cash flows over time.

Schedule Of Assumptions For Fair Value On Securitization Date Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities Text Block
	Year ended
	December 31, 2012		December 31, 2011
Prepayment speed	6.6%		5.8%
Weighted average life	15.2	years	17.3	years
Discount rate (annual rate)	11.4%		11.5%

Schedule of Servicing Assets at Amortized Value [Table Text Block]
(In thousands)	2012	2011
Balance at beginning of year	$1,087	$1,697
Rights originated / purchased	-	-
Amortization	(392)	(610)
Balance at end of year	$695	$1,087
Less: Valuation allowance	-	-
Balance at end of year, net of valuation allowance	$695	$1,087
Fair value at end of year	$2,414	$3,336

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
2012
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$9,874,249	$714,411	$189,293
Construction	330,997	123,170	(1,883)
Leagacy	386,297	60,853	16,338
Lease financing	540,523	6,420	943
Mortgage	9,269,263	1,361,636	72,771
Consumer	3,868,886	93,119	126,099
Covered loans	3,755,972	1,166,426	90,878
Less:
Loans securitized / sold	(2,932,555)	(235,584)	(797)
Loans held-for-sale	(354,468)	(96,360)	(34)
Loans held-in-porfolio	$24,739,164	$3,194,091	$493,608

2011
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$9,999,057	$903,192	$272,562
Construction	475,984	353,386	20,847
Legacy	648,877	83,196	52,324
Lease financing	548,706	7,943	3,444
Mortgage	9,076,243	1,382,534	29,439
Consumer	3,673,755	105,644	155,765
Covered loans	4,348,703	1,324,345	20,690
Less:
Loans securitized / sold	(3,456,933)	(301,960)	(1,434)
Loans held-for-sale	(363,093)	(263,648)	1,101
Loans held-in-portfolio	$24,951,299	$3,594,632	$554,738

Originated Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Originated MSRs
	December 31,
(In thousands)	2012		2011
Fair value of servicing rights	$102,727		$99,280
Weighted average life	10.2	years	13.0	years
Weighted average prepayment speed (annual rate)	9.8%		7.7%
Impact on fair value of 10% adverse change	$(3,226)		$(2,744)
Impact on fair value of 20% adverse change	$(7,018)		$(5,800)
Weighted average discount rate (annual rate)	12.3%		12.6%
Impact on fair value of 10% adverse change	$(3,518)		$(3,913)
Impact on fair value of 20% adverse change	$(7,505)		$(7,948)

Purchased Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Purchased MSRs
	December 31,
(In thousands)	2012		2011
Fair value of servicing rights	$51,703		$52,043
Weighted average life	11.0	years	14.6	years
Weighted average prepayment speed (annual rate)	9.1%		6.9%
Impact on fair value of 10% adverse change	$(2,350)		$(1,887)
Impact on fair value of 20% adverse change	$(4,024)		$(3,303)
Weighted average discount rate (annual rate)	11.4%		11.4%
Impact on fair value of 10% adverse change	$(2,516)		$(2,376)
Impact on fair value of 20% adverse change	$(4,317)		$(4,214)

Serviced Small Business Administration Commercial Loans [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
SBA Loans
(In thousands)	2012		2011
Carrying amount of retained interests	$695		$1,087
Fair value of retained interests	$2,414		$3,336
Weighted average life	3.1	years	3.2	years
Weighted average prepayment speed (annual rate)	5.6%		5.5%
Impact on fair value of 10% adverse change	$(33)		$(46)
Impact on fair value of 20% adverse change	$(68)		$(95)
Weighted average discount rate (annual rate)	13.0%		13.0%
Impact on fair value of 10% adverse change	$(72)		$(103)
Impact on fair value of 20% adverse change	$(148)		$(210)

Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
(In thousands)	Useful life in years	2012	2011
Land		$108,851	$108,468
Buildings	10-50	496,621	493,746
Equipment	2-10	306,925	312,975
Leasehold improvements	3-10	85,314	88,882
		888,860	895,603
Less - Accumulated depreciation
and amortization		472,684	471,083
Subtotal		416,176	424,520
Construction in progress		10,766	5,498
Total premises and equipment, net		$535,793	$538,486

Other assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Other Assets Table Text Block
(In thousands)	2012	2011
Net deferred tax assets (net of valuation allowance)	$541,499	$429,691
Investments under the equity method	246,776	313,152
Bank-owned life insurance program	233,475	238,077
Prepaid FDIC insurance assessment	27,533	58,082
Prepaid taxes	88,360	17,441
Other prepaid expenses	60,626	59,894
Derivative assets	41,925	61,886
Trades receivables from brokers and counterparties	137,542	69,535
Others	191,842	214,635
Total other assets	$1,569,578	$1,462,393

Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Equity Method Investees [Table Text Block]
Years ended December 31,	2012	2011	2010
(in thousands)
Operating results:
Total revenues	$756,100	$651,786	$448,734
Total expenses	532,720	539,202	288,132
Income tax (benefit) expense	(36,914)	(16,656)	9,726
Net income	$260,294	$129,240	$150,876

At December 31,		2012	2011
(in thousands)
Balance Sheet:
Total assets		$4,711,406	$4,353,599
Total liabilities		$3,920,910	$3,419,809

Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Amount of Goodwill by Reportable Segments and Corporate Group
2012
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2012	acquisition	adjustments	Other	December 31,2012
Banco Popular de Puerto Rico	$246,272	$-	$(439)	$(154)	$245,679
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$648,350	$-	$(439)	$(154)	$647,757

2011
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2011	acquisition	adjustments	Other	December 31, 2011
Banco Popular de Puerto Rico	$245,309	$1,035	$(72)	$-	$246,272
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$647,387	$1,035	$(72)	$-	$648,350

December 31, 2012

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2012	impairment	2012	2012	impairment	2012
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$246,272	$-	$246,272	$245,679	$-	$245,679
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$812,761	$164,411	$648,350	$812,168	$164,411	$647,757

December 31, 2011

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2011	impairment	2011	2011	impairment	2011
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$245,309	$-	$245,309	$246,272	$-	$246,272
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$811,798	$164,411	$647,387	$812,761	$164,411	$648,350

Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2012
Core deposits	$77,885	$43,627	$34,258
Other customer relationships	16,835	2,974	13,861
Other intangibles	135	73	62
Total other intangible assets	$94,855	$46,674	$48,181
December 31, 2011
Core deposits	$80,591	$38,199	$42,392
Other customer relationships	19,953	4,643	15,310
Other intangibles	242	103	139
Total other intangible assets	$100,786	$42,945	$57,841

Schedule Of Expected Amortization Expense Table Text Block
(In thousands)
Year 2013	$9,871
Year 2014	9,227
Year 2015	7,084
Year 2016	6,799
Year 2017	4,050

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Interest Bearing Deposits Table [Text Block]
	December 31,
(In thousands)	2012	2011
Savings accounts	$6,694,014	$6,473,215
NOW, money market and other interest bearing demand deposits	5,601,261	5,103,398
Total savings, NOW, money market and other interest bearing demand deposits	12,295,275	11,576,613
Certificates of deposit:
Under $100,000	5,666,973	6,473,095
$100,000 and over	3,243,736	4,236,945
Total certificates of deposit	8,910,709	10,710,040
Total interest bearing deposits	$21,205,984	$22,286,653

Summary Of Certificates Of Deposit By Maturity Disclosures Table [Text Block]
(In thousands)
2013	$5,617,372
2014	1,227,264
2015	982,715
2016	486,259
2017	516,460
2018 and thereafter	80,639
Total certificates of deposit	$8,910,709

Assets sold under agreements to repurchase (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Fed Funds Purchased And Assets Sold Under Agreements To Repurchase Table [Text Block]
(Dollars in thousands)	2012	2011
Assets sold under agreements to repurchase	$2,016,752	$2,141,097
Maximum aggregate balance outstanding at any month-end	$2,113,557	$2,822,308
Average monthly aggregate balance outstanding	$1,885,207	$2,480,490
Weighted average interest rate:
For the year	2.33%	2.20%
At December 31	1.91%	2.57%

Schedule of Repurchase Agreements [Table Text Block]
	2012				2011
		Carrying	Market	Weighted		Carrying	Market	Weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$160,288	$163,934	$163,934	0.40%	$121,004	$126,317	$126,317	0.37%
After 30 to 90 days	7,312	7,102	7,102	0.60	-	-	-	-
After 90 days	119,120	143,502	143,502	4.88	348,100	393,998	393,998	3.55
Total obligations of U.S. government
sponsored entities	286,720	314,538	314,538	2.27	469,104	520,315	520,315	2.73
Mortgage-backed securities
Within 30 days	43,107	47,307	47,307	0.54	39,148	43,009	43,009	0.46
After 30 to 90 days	98,887	105,903	105,903	0.60	6,369	7,011	7,011	4.37
After 90 days	320,780	380,900	380,900	3.75	633,930	628,243	628,243	3.99
Total mortgage-backed securities	462,774	534,110	534,110	2.78	679,447	678,263	678,263	3.79
Collateralized mortgage obligations
Within 30 days	330,000	365,404	365,404	0.53	194,958	240,675	240,675	0.59
After 30 to 90 days	69,856	76,516	76,516	0.60	43,704	47,388	47,388	4.37
After 90 days	287,038	341,687	341,687	4.24	130,003	291,096	291,096	3.52
Total collateralized mortgage
obligations	686,894	783,607	783,607	2.09	368,665	579,159	579,159	2.08
Total	$1,436,388	$1,632,255	$1,632,255	2.35%	$1,517,216	$1,777,737	$1,777,737	3.05%

Other Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-term Debt [Table Text Block]
(In thousands)	2012	2011
Advances with the FHLB paying interest at maturity, at fixed rates ranging from 0.32% to 0.44% (2011 - 0.31%)	$635,000	$295,000
Others	1,200	1,200
Total other short-term borrowings	$636,200	$296,200

Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Notes Payable [Table Text Block]

(In thousands)	2012	2011

Advances with the FHLB with maturities ranging from 2013 to 2021 paying interest at monthly fixed
rates ranging from 0.63% to 4.95% ( 2011 - 0.66% to 4.95%)	$577,490	$642,568

Term notes with maturities ranging from 2013 to 2016 paying interest semiannually
at fixed rates ranging from 5.25% to 7.86% ( 2011 - 5.25% to 7.86%)	236,620	278,309

Term notes with maturities ranging from 2013 to 2014 paying interest
monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate	133	588

Junior subordinated deferrable interest debentures (related to trust preferred
securities) with maturities ranging from 2027 to 2034 with fixed interest	439,800	439,800
rates ranging from 6.125% to 8.327% (Refer to Note 22)

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $436,530 as of 2012 and $465,963 at
2011) with no stated maturity and a contractual fixed interest rate of 5.00% until, but
excluding December 5, 2013 and 9.00% thereafter (Refer to Note 22)[1]	499,470	470,037

Others	24,208	25,070
Total notes payable	$1,777,721	$1,856,372

Maturity Distribution Of Debt Securities [Text Block]
Year	(In thousands)
2013	$98,831
2014	189,440
2015	41,107
2016	311,500
2017	103,139
Later years	534,234
No stated maturity	936,000
Subtotal	2,214,251
Less: Discount	436,530
Total notes payable	$1,777,721

Trust preferred securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Financial Data Pertaining To Different Trusts Table [Text Block]
(Dollars in thousands)
			Popular
	BanPonce	Popular	North America	Popular	Popular
Issuer	Trust I	Capital Trust I	Capital Trust I	Capital Trust Il	Capital Trust III

Capital securities	$52,865	$181,063	$91,651	$101,023	$935,000
Distribution rate	8.327%	6.700%	6.564%	6.125%	5.000% until,
					but excluding
					December 5,
					2013 and
					9.000% thereafter
Common securities	$1,637	$5,601	$2,835	$3,125	$1,000
Junior subordinated debentures
aggregate liquidation amount	$54,502	$186,664	$94,486	$104,148	$936,000
Stated maturity date	February	November	September	December	Perpetual
	2027	2033	2034	2034
Reference notes	[1],[3],[6]	[2],[4],[5]	[1],[3],[5]	[2],[4],[5]	[2],[4],[7],[8]

Regulatory capital requirements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2012
Total Capital (to Risk-Weighted Assets):
Corporation	$4,357,148	18.63%	$1,871,326	8%
BPPR	2,699,339	15.25	1,415,630	8
BPNA	1,290,343	24.04	429,387	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,058,242	17.35%	$935,663	4%
BPPR	2,288,076	12.93	707,815	4
BPNA	1,221,893	22.77	214,693	4

Tier I Capital (to Average Assets):
Corporation	$4,058,242	11.52%	$1,056,785	3%
			1,409,047	4
BPPR	2,288,076	8.65	793,517	3
			1,058,023	4
BPNA	1,221,893	15.00	244,390	3
			325,853	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2011
Total Capital (to Risk-Weighted Assets):
Corporation	$4,212,070	17.25%	$1,953,146	8%
BPPR	2,595,068	14.30	1,451,841	8
BPNA	1,256,906	21.76	462,172	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,899,593	15.97%	$976,573	4%
BPPR	2,177,865	12.00	725,920	4
BPNA	1,182,642	20.47	231,086	4

Tier I Capital (to Average Assets):
Corporation	$3,899,593	10.90%	$1,073,512	3%
			1,431,350	4
BPPR	2,177,865	8.11	805,263	3
			1,073,684	4
BPNA	1,182,642	14.41	246,256	3
			328,341	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized [Table Text Block]
	2012		2011
(In thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,769,537	10%	$1,814,801	10%
BPNA	536,733	10	577,715	10

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,061,722	6%	$1,088,881	6%
BPNA	322,040	6	346,629	6

Tier I Capital (to Average Assets):
BPPR	$1,322,529	5%	$1,342,105	5%
BPNA	407,316	5	410,426	5

Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	At December 31,
(In thousands)	2012	2011
Foreign currency translation adjustment	$(31,277)	$(28,829)
Underfunding of pension and postretirement benefit plans	(348,306)	(333,287)
Tax effect	122,460	117,229
Net of tax amount	(225,846)	(216,058)
Unrealized holding gains on investments	172,969	230,746
Tax effect	(18,401)	(27,668)
Net of tax amount	154,568	203,078
Unrealized net losses on cash flow hedges	(447)	(1,057)
Tax effect	134	318
Net of tax amount	(313)	(739)
Accumulated other comprehensive loss	$(102,868)	$(42,548)

Guarantees (Tables)	12 Months Ended
Dec. 31, 2012
Financial Guarantee Member
Credit Recourse Agreements Reserve Table [Text Block]
(In thousands)	2012	2011
Balance as of beginning of period	$58,659	$53,729
Additions for new sales	-	-
Provision for recourse liability	16,153	43,828
Net charge-offs / terminations	(23,139)	(38,898)
Balance as of end of period	$51,673	$58,659

(In thousands)	2012	2011
Balance as of beginning of period	$58,659	$53,729
Additions for new sales	-	-
Provision for recourse liability	16,153	43,828
Net charge-offs / terminations	(23,139)	(38,898)
Balance as of end of period	$51,673	$58,659

E Loan [Member] | Indemnification Guarantee Member
Schedule Of Guarantee Obligations [Table Text Block]
(In thousands)	2012	2011
Balance as of beginning of period	$10,625	$30,659
Additions for new sales	-	-
(Reversal) provision for representation and warranties	(1,836)	(4,936)
Net charge-offs / terminations	(1,049)	(2,198)
Other - settlements paid	-	(12,900)
Balance as of end of period	$7,740	$10,625

(In thousands)	2012	2011
Balance as of beginning of period	$10,625	$30,659
Additions for new sales	-	-
(Reversal) provision for representation and warranties	(1,836)	(4,936)
Net charge-offs / terminations	(1,049)	(2,198)
Other - settlements paid	-	(12,900)
Balance as of end of period	$7,740	$10,625

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Fair Value Off Balance Sheet Risks Text Block
	December 31,
(In thousands)	2012	2011
Commitments to extend credit:
Credit card lines	$4,379,071	$4,297,755
Commercial lines of credit	2,044,382	2,039,629
Other unused credit commitments	351,537	358,572
Commercial letters of credit	20,634	11,632
Standby letters of credit	127,519	124,709
Commitments to originate mortgage loans	41,187	53,323

Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2012
Fnma Gnma Fhlmc Vie [Member]
Schedule Of Variable Interest Entities Text Block
(In thousands)	2012	2011
Assets
Servicing assets:
Mortgage servicing rights	$105,246	$101,511
Total servicing assets	$105,246	$101,511
Other assets:
Servicing advances	$1,106	$3,027
Total other assets	$1,106	$3,027
Total assets	$106,352	$104,538
Maximum exposure to loss	$106,352	$104,538

Prlp2011 Holdings Llc Joint Venture [Member]
Schedule Of Variable Interest Entities Text Block
(In thousands)	2012	2011
Assets
Loans held-in-portfolio:
Acquisition loan	$39,775	$64,711
Advance facility advances	5,315	-
Total loans held-in-portfolio	$45,090	$64,711
Accrued interest receivable	$122	$-
Other assets:
Investment in PRLP 2011 Holdings LLC	$35,969	$37,561
Total other assets	$35,969	$37,561
Total assets	$81,181	$102,272
Deposits	$(5,334)	$(48)
Total liabilities	$(5,334)	$(48)
Total net assets	$75,847	$102,224
Maximum exposure to loss	$75,847	$102,224

Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2012	2011	classification	2012	2011	classification	2012	2011
Derivatives designated as
hedging instruments:
Forward contracts	$281,000	$137,301	Other assets	$31	$6	Other liabilities	$521	$1,179
Total derivatives designated
as hedging instruments	$281,000	$137,301		$31	$6		$521	$1,179
Derivatives not designated
as hedging instruments:
Forward contracts	$53,100	$114,809	Trading account securities	$10	$1	Other liabilities	$18	$236
Interest rate swaps	766,668	1,351,386	Other assets	28,136	51,078	Other liabilities	31,008	56,963
Foreign currency forward contracts	143	1,006	Other assets	2	20	Other liabilities	1	14
Interest rate floors	-	22,664	Other assets	-	233	Other liabilities	-	233
Indexed options on deposits	86,389	73,224	Other assets	13,756	10,549	-	-	-
Bifurcated embedded options	83,620	82,154	-	-	-	Interest bearing deposits	11,037	8,075
Total derivatives not
designated as
hedging instruments:	$989,920	$1,645,243		$41,904	$61,881		$42,064	$65,521
Total derivative assets
and liabilities	$1,270,920	$1,782,544		$41,935	$61,887		$42,585	$66,700

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2012
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(13,509)	Trading account profit	$(14,119)	$(44)
Total	$(13,509)		$(14,119)	$(44)

Year ended December 31, 2011
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(11,678)	Trading account profit	$(9,686)	$(116)
Total	$(11,678)		$(9,686)	$(116)

Year ended December 31, 2010
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(6,697)	Trading account profit	$(6,433)	$-
Total	$(6,697)		$(6,433)	$-

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2012	2011	2010
Forward contracts	Trading account profit	$(8,046)	$(32,517)	$(10,172)
Interest rate swaps	Other operating income	2,953	(1,382)	(910)
Foreign currency forward contracts	Other operating income	31	23	10
Foreign currency forward contracts	Interest expense	(5)	3	3
Indexed options on deposits	Interest expense	1,965	(20)	1,247
Bifurcated embedded options	Interest expense	(1,735)	920	408
Total		$(4,837)	$(32,973)	$(9,414)

Related party transactions with affiliated company (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2010	$3,481	$96,045	$99,526
New loans	2,769	28,266	31,035
Payments	(725)	(24,223)	(24,948)
Other changes	(65)	-	(65)
Balance at December 31, 2011	$5,460	$100,088	$105,548
New loans	311	51,623	51,934
Payments	(786)	(36,667)	(37,453)
Other changes	(38)	(6,837)	(6,875)
Balance at December 31, 2012	$4,947	$108,207	$113,154

Schedule Equity Method Investments Evertec Table [Text Block]
(In thousands)	December 31, 2012	December 31, 2011
Equity investment in EVERTEC	$73,916	$191,072
Intra-company eliminations (detailed in next table)	27,209	11,944
Equity investment in EVERTEC, considering intra-company eliminations	$101,125	$203,016

Proportionate Share Of Income Loss From Evertec Minority Interest Table [Text Block]
	December 31,
(In thousands)	2012	2011
Share of income from the equity investment in EVERTEC	$38,274	$13,936
Intra-company eliminations considered in other operating income (detailed in next table)	(53,449)	(52,218)
Share of loss from the equity investment in EVERTEC, net of eliminations	$(15,175)	$(38,282)

Prlp2011 Holdings Llc Joint Venture [Member]
Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	December 31, 2012
(In thousands)	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest
Interest income on loan to PRLP 2011 Holdings, LLC	$2,688	$669	$2,019

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
	At December 31, 2012			At December 31, 2011
(In thousands)	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest
Loans	$60,040	$14,950	$45,090	$86,167	$21,456	$64,711
Deposits (non-interest bearing)	7,103	1,769	5,334	64	16	48
Accrued interest receivable	163	41	122	-	-	-
Net total	$53,100	$13,222	$39,878	$86,103	$21,440	$64,663

E V E R T E C Inc [Member]
Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	December 31, 2012			December 31, 2011
(In thousands)	100%	Popular's 48.5% interest (eliminations)	51% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest	Category
Interest income on loan to EVERTEC	$3,373	$1,621	$1,752	$3,619	$1,773	$1,846	Interest income
Interest income on investment securities issued by EVERTEC	3,850	1,851	1,999	3,850	1,887	1,963	Interest income
Interest expense on deposits	(267)	(127)	(140)	(627)	(307)	(320)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	25,188	12,090	13,098	27,300	13,377	13,923	Other service fees
Processing fees on services provided by EVERTEC	(150,677)	(72,435)	(78,242)	(149,156)	(73,086)	(76,070)	Professional fees
Rental income charged to EVERTEC	6,647	3,193	3,454	7,063	3,461	3,602	Net occupancy
Transition services provided to EVERTEC	751	358	393	1,382	677	705	Other operating expenses
Total	$(111,135)	$(53,449)	$(57,686)	$(106,569)	$(52,218)	$(54,351)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
	At December 31, 2012			At December 31, 2011
(In thousands)	100%	Popular's 48.5% interest (eliminations)	51.5% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest
Loans	$53,589	$25,980	$27,609	$53,215	$26,075	$27,140
Investment securities	35,000	16,968	18,032	35,000	17,150	17,850
Deposits	19,968	9,680	10,288	54,288	26,601	27,687
Accounts receivables (Other assets)	4,085	1,980	2,105	5,132	2,515	2,617
Accounts payable (Other liabilities)	16,582	8,039	8,543	14,684	7,195	7,489
Net total	$56,124	$27,209	$28,915	$24,375	$11,944	$12,431

Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis Table Text Block
At December 31, 2012

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$37,238	$-	$37,238
Obligations of U.S. Government sponsored entities	-	1,096,318	-	1,096,318
Obligations of Puerto Rico, States and political subdivisions	-	54,981	-	54,981
Collateralized mortgage obligations - federal agencies	-	2,367,065	-	2,367,065
Collateralized mortgage obligations - private label	-	2,473	-	2,473
Mortgage-backed securities	-	1,476,077	7,070	1,483,147
Equity securities	3,827	3,579	-	7,406
Other	-	35,573	-	35,573
Total investment securities available-for-sale	$3,827	$5,073,304	$7,070	$5,084,201

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$24,801	$-	$24,801
Collateralized mortgage obligations	-	618	2,499	3,117
Mortgage-backed securities - federal agencies	-	251,046	11,817	262,863
Other	-	21,494	2,240	23,734
Total trading account securities	$-	$297,959	$16,556	$314,515
Mortgage servicing rights	$-	$-	$154,430	$154,430
Derivatives	-	41,935	-	41,935
Total assets measured at fair value on a recurring basis	$3,827	$5,413,198	$178,056	$5,595,081
Liabilities
Derivatives	$-	$(42,585)	$-	$(42,585)
Contingent consideration	-	-	(112,002)	(112,002)
Total liabilities measured at fair value on a recurring basis	$-	$(42,585)	$(112,002)	$(154,587)

At December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,668	$-	$38,668
Obligations of U.S. Government sponsored entities	-	985,546	-	985,546
Obligations of Puerto Rico, States and political subdivisions	-	58,728	-	58,728
Collateralized mortgage obligations - federal agencies	-	1,697,642	-	1,697,642
Collateralized mortgage obligations - private label	-	57,792	-	57,792
Mortgage-backed securities	-	2,132,134	7,435	2,139,569
Equity securities	3,465	3,451	-	6,916
Other	-	24,962	-	24,962
Total investment securities available-for-sale	$3,465	$4,998,923	$7,435	$5,009,823

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$90,332	$-	$90,332
Collateralized mortgage obligations	-	737	2,808	3,545
Mortgage-backed securities - federal agencies	-	303,428	21,777	325,205
Other	-	13,212	4,036	17,248
Total trading account securities	$-	$407,709	$28,621	$436,330
Mortgage servicing rights	$-	$-	$151,323	$151,323
Derivatives	-	61,887	-	61,887
Total assets measured at fair value on a recurring basis	$3,465	$5,468,519	$187,379	$5,659,363
Liabilities
Derivatives	$-	$(66,700)	$-	$(66,700)
Contingent consideration	-	-	(99,762)	(99,762)
Total liabilities measured at fair value on a recurring basis	$-	$(66,700)	$(99,762)	$(166,462)

Fair Value Measurements, Nonrecurring [Table Text Block]
Year ended December 31, 2012

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$10,445	$10,445	$(23,972)
Loans held-for-sale[2]	-	-	93,429	93,429	(43,937)
Other real estate owned[3]	-	-	111,425	111,425	(32,783)
Other foreclosed assets[3]	-	-	128	128	(360)
Long-lived assets held-for-sale[4]	-	-	-	-	(123)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$215,427	$215,427	$(101,175)

Year ended December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$95,978	$95,978	$(5,863)
Loans held-for-sale[2]	-	-	83,915	83,915	(30,094)
Other real estate owned[3]	-	-	91,432	91,432	(22,923)
Other foreclosed assets[3]	-	-	377	377	(708)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$271,702	$271,702	$(59,588)

Year ended December 31, 2010

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$204,427	$204,427	$(13,971)
Loans held-for-sale[2]	-	-	671,223	671,223	(342,035)
Other real estate owned[3]	-	-	45,454	45,454	(28,334)
Other foreclosed assets[3]	-	-	73	73	(855)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$921,177	$921,177	$(385,195)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Year ended December 31, 2012
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2012	$7,435	$2,808	$21,777	$4,036	$151,323	$187,379	$(99,762)	$(99,762)
Gains (losses) included in earnings	(6)	30	680	(123)	(17,406)	(16,825)	(12,600)	(12,600)
Gains (losses) included in OCI	66	-	-	-	-	66	-	-
Purchases	-	608	6,499	2,116	20,726	29,949	-	-
Sales	-	(250)	(9,824)	(1,834)	(103)	(12,011)	-	-
Settlements	(425)	(697)	(2,104)	(1,955)	(110)	(5,291)	360	360
Transfers into Level 3	-	-	2,405	-	-	2,405	-	-
Transfers out of Level 3	-	-	(7,616)	-	-	(7,616)	-	-
Balance at December 31, 2012	$7,070	$2,499	$11,817	$2,240	$154,430	$178,056	$(112,002)	$(112,002)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2012	$-	$23	$(165)	$(333)	$8,130	$7,655	$(13,347)	$(13,347)

Year ended December 31, 2011
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2011	$7,759	$2,746	$20,238	$2,810	$166,907	$200,460	$(92,994)	$(92,994)
Initial fair value on acquisition	-	-	-	-	-	-	(688)	(688)
Gains (losses) included in earnings	(7)	21	108	459	(37,061)	(36,480)	(6,080)	(6,080)
Gains (losses) included in OCI	(18)	-	-	-	-	(18)	-	-
Purchases	-	752	13,395	3,263	21,703	39,113	-	-
Sales	-	(341)	(9,956)	(2,449)	-	(12,746)	-	-
Settlements	(299)	(370)	(2,008)	(47)	(226)	(2,950)	-	-
Balance at December 31, 2011	$7,435	$2,808	$21,777	$4,036	$151,323	$187,379	$(99,762)	$(99,762)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2011	$-	$7	$133	$698	$(20,188)	$(19,350)	$(6,380)	$(6,380)

Year ended December 31, 2010
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2010	$34,122	$2,787	$223,766	$3,488	$169,747	$433,910	$-	$-
Initial fair value on acquisition	-	-	-	-	-	-	(89,139)	(89,139)
Gains (losses) included in earnings	(8)	1	3,737	(438)	(22,859)	(19,567)	(3,855)	(3,855)
Gains (losses) included in OCI	744	-	-	-	-	744	-	-
Issuances	2,502	-	101	-	-	2,603	-	-
Purchases	-	715	23,451	706	20,019	44,891	-	-
Sales	-	(302)	(48,928)	(896)	-	(50,126)	-	-
Settlements	(2,305)	(455)	(11,542)	(50)	-	(14,352)	-	-
Transfers out of Level 3	(27,296)	-	(170,347)	-	-	(197,643)	-	-
Balance at December 31, 2010	$7,759	$2,746	$20,238	$2,810	$166,907	$200,460	$(92,994)	$(92,994)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2010	$-	$(5)	$178	$(450)	$(5,963)	$(6,240)	$(3,855)	$(3,855)

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
	2012		2011		2010
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Interest income	$(6)	$-	$(7)	$-	$(8)	$-
FDIC loss share (expense)
income	(13,178)	(13,178)	(6,304)	(6,304)	(3,855)	(3,855)
Other service fees	(17,406)	8,130	(37,061)	(20,188)	(22,859)	(5,963)
Trading account (loss) profit	587	(475)	588	838	3,300	(277)
Other operating income	578	(169)	224	(76)	-	-
Total	$(29,425)	$(5,692)	$(42,560)	$(25,730)	$(23,422)	$(10,095)

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	Fair Value at			Weighted
	December 31,	Valuation	Unobservable	Average
(In thousands)	2012	Technique	Inputs	(Range)
Collateralized		Discounted	Weighted average life	2.3 years (0.2 - 5.1 years)
mortgage		cash flow	Yield	3.7% (0.6% - 4.7%)
obligations - trading	$2,499	model	Constant prepayment rate	27.8% (26.2% - 30.1%)
Other - trading		Discounted	Weighted average life	5.4	years
		cash flow	Yield	11.4%
	$1,136	model	Constant prepayment rate	10.8%
Mortgage servicing		Discounted	Prepayment speed	9.6% (4.3% - 26.0%)
rights		cash flow	Weighted average life	10.4 years (3.8 - 23.2 years)
	$154,430	model	Discount rate	12.0% (10.0 - 17.5%)
Contingent		Discounted	Credit loss rate on covered loans	20.3% (0.0% - 85.7%)
consideration		cash flow	Risk premium component
	$(112,002)	model	of discount rate	4.9%
Loans held-in-portfolio		External	Haircut applied on
	$10,445	Appraisal	external appraisals	17.6% (5.0% - 30.0%)
Loans held-for-sale		Discounted
		cash flow	Weighted average life	2.0	years
	$93,429[1]	model	Net loss rate	58.1%
Other real estate owned		External	Haircut applied on
	$56,567[2]	Appraisal	external appraisals	24.4% (5.0% - 40.0%)

Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value By Balance Sheet Grouping Text Block
	December 31, 2012					December 31, 2011
	Carrying					Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value	amount	Fair value
Financial Assets:
Cash and due from banks	$439,363	$439,363	$-	$-	$439,363	$535,282	$535,282
Money market investments	1,085,580	839,007	246,573	-	1,085,580	1,376,174	1,376,174
Trading account securities, excluding
derivatives[1]	314,515	-	297,959	16,556	314,515	436,330	436,330
Investment securities available-for-sale[1]	5,084,201	3,827	5,073,304	7,070	5,084,201	5,009,823	5,009,823
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	116,177	-	-	117,558	117,558	98,973	98,770
Collateralized mortgage
obligation-federal agency	140	-	-	144	144	160	151
Other	26,500	-	1,500	25,031	26,531	26,250	26,333
Total investment securities
held-to-maturity	$142,817	$-	$1,500	$142,733	$144,233	$125,383	$125,254
Other investment securities:
FHLB stock	$89,451	$-	$89,451	$-	$89,451	$84,133	$84,133
FRB stock	79,878	-	79,878	-	79,878	79,648	79,648
Trust preferred securities	14,197	-	13,197	1,000	14,197	14,197	14,197
Other investments	1,917	-	-	3,975	3,975	1,902	3,605
Total other investment securities	$185,443	$-	$182,526	$4,975	$187,501	$179,880	$181,583
Loans held-for-sale	$354,468	$-	$4,779	$376,582	$381,361	$363,093	$390,783
Loans not covered under loss sharing
agreement with the FDIC	20,361,491	-	-	17,424,038	17,424,038	19,912,233	16,753,889
Loans covered under loss sharing
agreements with the FDIC	3,647,066	-	-	3,925,440	3,925,440	4,223,758	4,663,327
FDIC loss share asset	1,399,098	-	-	1,241,579	1,241,579	1,915,128	1,755,295
Mortgage servicing rights	154,430	-	-	154,430	154,430	151,323	151,323
Derivatives	41,935	-	41,935	-	41,935	61,887	61,887
	December 31, 2012					December 31, 2011
	Carrying					Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value	amount	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$18,089,904	$-	$18,089,904	$-	$18,089,904	$17,232,087	$17,232,087
Time deposits	8,910,709	-	8,994,363	-	8,994,363	10,710,040	10,825,256
Total deposits	$27,000,613	$-	$27,084,267	$-	$27,084,267	$27,942,127	$28,057,343
Assets sold under agreements to
repurchase:
Securities sold under agreements
to repurchase	$1,378,562	$-	$1,385,237	$-	$1,385,237	$1,102,907	$1,107,314
Structured repurchase agreements	638,190	-	720,620	-	720,620	1,038,190	1,166,488
Total assets sold under agreements to
repurchase	$2,016,752	$-	$2,105,857	$-	$2,105,857	$2,141,097	$2,273,802
Other short-term borrowings[2]	$636,200	$-	$636,200	$-	$636,200	$296,200	$296,200
Notes payable:
FHLB advances	$577,490	$-	$608,313	$-	$608,313	$642,568	$673,505
Medium-term notes	236,753	-	243,351	3,843	247,194	278,897	282,898
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,800	-	363,659	-	363,659	439,800	284,238
Junior subordinated deferrable
interest debentures (Troubled
Asset Relief Program)	499,470	-	-	824,458	824,458	470,037	457,120
Others	24,208	-	-	24,208	24,208	25,070	25,070
Total notes payable	$1,777,721	$-	$1,215,323	$852,509	$2,067,832	$1,856,372	$1,722,831
Derivatives	$42,585	$-	$42,585	$-	$42,585	$66,700	$66,700
Contingent consideration	$112,002	$-	$-	$112,002	$112,002	$99,762	$99,762

(In thousands)	Notional amount	Level 1	Level 2	Level 3	Fair value	Notional amount	Fair value
Commitments to extend credit	$6,774,990	$-	$-	$2,858	$2,858	$6,695,956	$2,062
Letters of credit	148,153	-	-	1,544	1,544	136,341	2,339

Employee benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Allocation Of Plan Assets Table Text Block
	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Cash and cash equivalents	0%	100%

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans [Table Text Block]
	2012	2011
Shares of Popular, Inc. common stock	274,572	274,572
Fair value of shares of Popular, Inc. common stock	$5,708,352	$3,816,551
Dividends paid on shares of Popular, Inc. common stock held by the plan	$-	$-

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements [Table Text Block]
	Pension plans		Benefit restoration plans
(In thousands)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$706,449	$603,254	$36,439	$30,301
Interest cost	29,981	31,139	1,572	1,581
Termination benefit loss	-	15,559	-	-
Actuarial loss	64,103	87,403	3,287	5,695
Benefits paid	(48,928)	(30,906)	(1,247)	(1,138)
Benefit obligation at end of year	$751,605	$706,449	$40,051	$36,439
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$551,141	$442,566	$28,382	$22,012
Actual return on plan assets	65,302	14,929	3,430	757
Employer contributions	58,000	124,552	51	6,751
Benefits paid	(48,928)	(30,906)	(1,247)	(1,138)
Fair value of plan assets at end of year	$625,515	$551,141	$30,616	$28,382
Amounts recognized in accumulated other comprehensive loss:
Net loss	$297,765	$281,431	$15,055	$14,387
Accumulated other comprehensive loss (AOCL)	$297,765	$281,431	$15,055	$14,387
Reconciliation of net liabilities:
Net liabilities at beginning of year	$(155,308)	$(160,688)	$(8,057)	$(8,289)
Amount recognized in AOCL at beginning of year, pre-tax	281,431	176,910	14,387	8,237
Amount prepaid (accrued) at beginning of year	126,123	16,222	6,330	(52)
Net periodic benefit (cost) credit	(12,444)	908	(761)	(369)
Additional benefit cost	-	(15,559)	-	-
Contributions	58,000	124,552	51	6,751
Amount prepaid at end of year	171,679	126,123	5,620	6,330
Amount recognized in AOCL	(297,765)	(281,431)	(15,055)	(14,387)
Net liabilities at end of year	$(126,086)	$(155,308)	$(9,435)	$(8,057)

Schedule Of Breakdown Of Pension And Restoration Plans Liabilities [Table Text Block]
	Pension plans		Benefit restoration plans
(In thousands)	2012	2011	2012	2011
Current liabilities	$-	$-	$51	$50
Non-current liabilities	126,086	155,308	9,384	8,007

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
	Pension plans		Benefit restoration plans
(In thousands)	2012	2011	2012	2011
Projected benefit obligation	$751,605	$706,449	$40,051	$36,439
Accumulated benefit obligation	751,605	706,449	40,051	36,439
Fair value of plan assets	625,515	551,141	30,616	28,382

Schedule Of Actuarial Assumptions Used To Determine The Benefit Obligation [Table Text Block]
	2012	2011
Discount rate	3.80%	4.40%
Rate of compensation increase - weighted average	-	-

Schedule of Assumptions Used [Table Text Block]
	Pension plans			Benefit restoration plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.40%	5.30%	5.90%	4.40%	5.30%	5.90%
Expected return on plan assets	7.60%	8.00%	8.00%	7.60%	8.00%	8.00%

Schedule Of Employer Contribution To Benefit Plan [Table Text Block]
(In thousands)	2013
Pension plan	$-
Benefit restoration plans	$51

Schedule Of Changes In Accumulated Postemployment Benefit Obligations Table Text Block
(In thousands)	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of the year	$180,989	$164,313
Service cost	2,190	2,016
Interest cost	7,801	8,543
Temporary deviation loss	-	437
Benefits paid	(7,348)	(6,108)
Actuarial (gain) loss	(21)	$11,788
Benefit obligation end of year	$183,611	180,989
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$-	$(200)
Net loss	35,486	37,669
Accumulated other comprehensive loss	$35,486	$37,469
Reconciliation of net liability:
Net liability at beginning of year	$(180,989)	$(164,313)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	37,469	25,788
Amount accrued at beginning of year	(143,520)	(138,525)
Additional benefit cost	-	(437)
Net periodic benefit cost	(11,953)	(10,666)
Contributions	7,348	6,108
Amount accrued at end of year	(148,125)	(143,520)
Amount recognized in accumulated other comprehensive loss	(35,486)	(37,469)
Net liability at end of year	$(183,611)	$(180,989)

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities [Table Text Block]

(In thousands)	2012	2011
Current liabilities	$6,811	$6,939
Non-current liabilities	176,800	174,050

Schedule Of Discount Rate Assumed Health Care Cost Trend Rates Used To Determined The Benefit Obligation And Net Periodic Benefit Cost [Table Text Block]
To determine benefit obligation:	2012	2011
Discount rate	3.80%	4.40%
Initial health care cost trend rates:
Medicare Advantage plans	6.50%	25.00%
All other plans	6.50	7.00
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2016

To determine net periodic benefit cost:	2012	2011	2010
Discount rate	4.40%	5.30%	5.90%
Initial health care cost trend rates:
Medicare Advantage plans	25.00%	25.00%	7.00%
All other plans	7.00	6.50	7.00
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2014	2014

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Table Text Block]
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components	$389	$(435)
Effect on postretirement benefit obligation	$8,247	$(8,735)

Excluding Interest In Master Trust [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
	2012				2011
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities	$5,708	$-	$-	$5,708	$3,817	$-	$-	$3,817
Private equity investments	-	-	714	714	-	-	937	937
Cash and cash equivalents	7	-	-	7	96	-	-	96
Total assets, excluding interest in Master Trust	$5,715	$-	$714	$6,429	$3,913	$-	$937	$4,850

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2012	2011
Balance at beginning of year	$937	$836
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	(223)	101
Actual return on plan assets (gain (loss)) relating to instruments sold during the year	-	-
Transfers in and / or out of Level 3	-	-
Balance at end of year	$714	$937

Master Trust [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
	2012				2011
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$162,542	$-	$162,542	$-	$182,892	$-	$182,892
Corporate bonds and debentures	-	43,006	-	43,006	-	44,463	-	44,463
Equity securities	262,961	-	-	262,961	239,754	-	-	239,754
Index fund - equity	31,133	-	-	31,133	39,897	-	-	39,897
Index fund - fixed income	-	2,548	-	2,548	-	2,396	-	2,396
Foreign equity fund	-	86,947	-	86,947	-	59,699	-	59,699
Foreign index fund	-	19,847	-	19,847	-	24,676	-	24,676
Commodity fund	-	19,088	-	19,088	-	14,568	-	14,568
Mortgage-backed securities	-	10,479	-	10,479	-	10,570	-	10,570
Private equity investments	-	-	714	714	-	-	937	937
Cash and cash equivalents	16,766	-	-	16,766	10,490	-	-	10,490
Accrued investment income	-	-	1,420	1,420	-	-	1,574	1,574
Total assets	$310,860	$344,457	$2,134	$657,451	$290,141	$339,264	$2,511	$631,916

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2012	2011
Balance at beginning of year	$2,511	$2,491
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	(223)	101
Settlements	(154)	(81)
Balance at end of year	$2,134	$2,511

Pension Plans, Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	Pension plans		Benefit restoration plans
	2012	2011	2012	2011
Accumulated other comprehensive loss at beginning of year	$281,431	$176,910	$14,387	$8,237
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(21,703)	(11,314)	(1,294)	(591)
Occurring during the year:
Net actuarial losses	38,037	115,835	1,962	6,741
Total increase in AOCL	16,334	104,521	668	6,150
Accumulated other comprehensive loss at end of year	$297,765	$281,431	$15,055	$14,387

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	Pension plans	Benefit restoration plans
Net loss	$21,452	$1,330

Schedule Of Net Benefit Costs Table Text Block
	Pension plans			Benefit restoration plans
(In thousands)	2012	2011	2010	2012	2011	2010
Interest cost	$29,981	$31,139	$31,513	$1,572	$1,581	$1,537
Expected return on plan assets	(39,240)	(43,361)	(30,862)	(2,105)	(1,803)	(1,614)
Recognized net actuarial loss	21,703	11,314	8,745	1,294	591	397
Net periodic benefit (credit) cost	12,444	(908)	9,396	761	369	320
Settlement loss	-	-	4,229	-	-	-
Termination benefit loss	-	15,559	-	-	-	-
Total benefit cost	$12,444	$14,651	$13,625	$761	$369	$320

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
2013	$36,729	$1,516
2014	35,959	1,643
2015	36,254	1,883
2016	36,849	1,992
2017	37,558	2,095
2018 - 2022	196,475	11,388

Other Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	2012	2011
Accumulated other comprehensive loss at beginning of year	$37,469	$25,788
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	200	961
Amortization of actuarial losses	(2,162)	(1,068)
Occurring during the year:
Net actuarial (gains) losses	(21)	11,788
Total increase in accumulated other comprehensive loss	(1,983)	11,681
Accumulated other comprehensive loss at end of year	$35,486	$37,469

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	2013
Net prior service credit	$-
Net loss	$1,892

Schedule Of Net Benefit Costs Table Text Block
(In thousands)	2012	2011	2010
Service cost	$2,190	$2,016	$1,727
Interest cost	7,801	8,543	6,434
Amortization of prior service credit	(200)	(961)	(1,046)
Recognized net actuarial loss (gain)	2,162	1,068	(1,175)
Net periodic benefit cost	11,953	10,666	5,940
Temporary deviation loss	-	437	86
Termination benefit loss	-	-	671
Total benefit cost	$11,953	$11,103	$6,697

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)
2013	$6,811
2014	6,949
2015	7,091
2016	7,352
2017	7,703
2018 - 2022	43,223

Pensions And Benefit Restoration Plans [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
(In thousands)	2012	2011
Investments, at fair value:
Allocated share of Master Trust net assets	$649,702	$574,673
Popular, Inc. common stock	5,708	3,817
Private equity investment	714	937
Total investments	656,124	579,427
Cash and cash equivalents	7	96
Total assets	$656,131	$579,523

Net income per common share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Earnings Per Share Basic And Diluted Table Text Block

(In thousands, except per share information)	2012	2011	2010
Net income	$245,275	$151,325	$137,401
Preferred stock dividends	(3,723)	(3,723)	(310)
Deemed dividend on preferred stock[1]	-	-	(191,667)
Net income (loss) applicable to common stock	$241,552	$147,602	$(54,576)
Average common shares outstanding	102,429,755	102,179,393	88,515,404
Average potential dilutive common shares	223,855	110,103	-
Average common shares outstanding - assuming dilution	102,653,610	102,289,496	88,515,404
Basic and dilutive EPS[2]	$2.35	$1.44	$(0.62)

Rental expense and commitments (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leased Assets [Line Items]
Schedule Of Future Minimum Rental Payments For Operating Leases Table Text Block
Year	Minimum payments[1]
(In thousands)
2013	$34,853
2014	33,013
2015	32,065
2016	28,793
2017	23,445
Later years	162,462
$314,631

Other service fees (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Other Service Fees Table [Text Block]
(In thousands)	2012	2011	2010
Debit card fees	$36,787	$49,459	$100,639
Insurance fees	53,825	54,390	49,768
Credit card fees and discounts	57,551	49,049	84,786
Sale and administration of investment products	37,766	34,388	37,783
Mortgage servicing fees, net of fair value adjustments	30,770	12,098	24,801
Trust fees	16,353	15,333	14,216
Processing fees	6,330	6,839	45,055
Other fees	17,163	18,164	20,456
Total other service fees	$256,545	$239,720	$377,504

FDIC loss share (expense) income (Tables)	12 Months Ended
Dec. 31, 2012
F D I C Loss Share Expense Income Table [Text Block]
	Year ended December 31,
(In thousands)	2012	2011	2010
(Amortization) accretion of loss share indemnification asset	$(129,676)	$(10,855)	$73,487
80% mirror accounting on credit impairment losses[1]	58,187	110,457	-
80% mirror accounting on reimbursable expenses	29,234	5,093	-
80% mirror accounting on discount accretion for loans and
unfunded commitments accounted for under ASC 310-20	(969)	(33,221)	(95,383)
Change in true-up payment obligation	(13,178)	(6,304)	(3,855)
Other	191	1,621	-
Total FDIC loss share (expense) income	$(56,211)	$66,791	$(25,751)
[1] Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.

Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans By Exercise Price Range Text Block
(Not in thousands)
Exercise price range per share			Options outstanding	Weighted-average exercise price of options outstanding	Weighted-average remaining life of options outstanding in years	Options exercisable (fully vested)	Weighted-average exercise price of options exercisable
$159.95	-	$185.00	56,386	$167.84	0.20	56,386	$167.84
$192.50	-	$272.00	104,600	$252.29	1.50	104,600	$252.29
$159.95	-	$272.00	160,986	$222.71	1.04	160,986	$222.71

Schedule Of Share Based Compensation Stock Options Activity Table Text Block
(Not in thousands)	Options outstanding	Weighted-average exercise price
Outstanding at January 1, 2010	255,267	$206.44
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(27,749)	204.27
Outstanding at December 31, 2010	227,518	$206.71
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(20,572)	195.48
Outstanding at December 31, 2011	206,946	$207.83
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(45,960)	155.68
Outstanding at December 31, 2012	160,986	$222.71

Management Member
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Non-vested at January 1, 2010	13,852	$236.20
Granted	152,541	27.00
Vested	(34,088)	78.70
Forfeited	(19,131)	32.40
Non-vested at December 31, 2010	113,174	$36.06
Granted	155,945	32.35
Vested	(5,156)	89.97
Forfeited	(22,029)	42.03
Non-vested at December 31, 2011	241,934	$31.98
Granted	359,427	17.72
Vested	(96,353)	37.61
Forfeited	(13,785)	26.59
Non-vested at December 31, 2012	491,223	$20.59

Director Member
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2010	-	-
Granted	30,590	$29.50
Vested	(30,590)	29.50
Forfeited	-	-
Non-vested at December 31, 2010	-	-
Granted	30,163	$26.72
Vested	(30,163)	26.72
Forfeited	-	-
Non-vested at December 31, 2011	-	-
Granted	41,174	$16.37
Vested	(41,174)	16.37
Forfeited	-	-
Non-vested at December 31, 2012	-	-

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	2012	2011	2010
Current income tax expense:
Puerto Rico	$108,090	$107,343	$119,729
Federal and States	998	1,722	628
Subtotal	109,088	109,065	120,357
Deferred income tax (benefit) expense:
Puerto Rico	(138,632)	(99,636)	(510)
Federal and States	3,141	2,211	(11,617)
Adjustment for enacted changes in income tax laws	-	103,287	-
Subtotal	(135,491)	5,862	(12,127)
Total income tax (benefit) expense	$(26,403)	$114,927	$108,230

Schedule Of Deferred Tax Assets And Liabilities Table Text Block
(In thousands)	2012	2011
Deferred tax assets:
Tax credits available for carryforward	$2,666	$3,459
Net operating loss and other carryforward available	1,201,174	1,174,488
Postretirement and pension benefits	97,276	104,663
Deferred loan origination fees	6,579	6,788
Allowance for loan losses	592,664	605,105
Deferred gains	10,528	11,763
Accelerated depreciation	6,699	5,527
Intercompany deferred gains	3,891	4,344
Other temporary differences	31,864	27,341
Total gross deferred tax assets	1,953,341	1,943,478
Deferred tax liabilities:
Differences between the assigned values and the tax basis of assets and liabilities
recognized in purchase business combinations	37,281	32,293
Difference in outside basis between financial and tax reporting on sale of a business	6,400	20,721
FDIC-assisted transaction	53,351	142,000
Unrealized net gain on trading and available-for-sale securities	51,002	73,991
Deferred loan origination costs	3,459	4,277
Other temporary differences	10,142	6,187
Total gross deferred tax liabilities	161,635	279,469
Valuation allowance	1,260,542	1,259,358
Net deferred tax asset	$531,164	$404,651

Summary of Operating Loss Carryforwards [Table Text Block]
(In thousands)
2013	$1,447
2016	7,263
2017	8,542
2018	15,505
2019	230
2021	76
2022	971
2023	1,248
2027	65,165
2028	510,675
2029	195,014
2030	193,707
2031	136,657
2032	25,914
$1,162,414

Summary Of Income Tax Contingencies Text Block
(In millions)
Balance at January 1, 2011	$26.3
Additions for tax positions related to 2011	3.7
Additions for tax positions taken in prior years	2.1
Reduction as a result of lapse of statute of limitations	(6.0)
Reduction as a result of settlements	(6.6)
Balance at December 31, 2011	$19.5
Additions for tax positions related to 2012	1.1
Reduction for tax positions of current year	(0.2)
Reduction as a result of lapse of statute of limitations	(6.3)
Reduction for tax positions of prior years	(0.7)
Balance at December 31, 2012	$13.4

PUERTO RICO
Schedule Of Effective Income Tax Rate Reconciliation Table Text Block
	2012		2011		2010
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$65,662	30%	$79,876	30%	$100,586	41%
Benefit of net tax exempt interest income	(25,540)	(12)	(31,379)	(12)	(7,799)	(3)
Effect of income subject to preferential
tax rate [1]	(78,132)	(36)	(1,852)	(1)	(143,844)	(59)
Deferred tax asset valuation allowance	166	-	7,192	3	143,754	59
Non-deductible expenses	23,093	11	21,756	8	28,130	11
Difference in tax rates due to multiple
jurisdictions	(6,034)	(3)	(8,555)	(3)	13,908	6
Initial adjustment in deferred tax due to
change in tax rate	-	-	103,287	39	-	-
Recognition of tax benefits from previous
years [2]	-	-	(53,615)	(20)	0	0
Unrecognized tax benefits	(8,985)	(4)	(5,160)	(2)	-	-
Others	3,367	2	3,377	1	(26,505)	(11)
Income tax (benefit) expense	$(26,403)	(12)%	$114,927	43%	$108,230	44%

	2012		2011		2010
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$65,662	30%	$79,876	30%	$100,586	41%
Benefit of net tax exempt interest income	(25,540)	(12)	(31,379)	(12)	(7,799)	(3)
Effect of income subject to preferential
tax rate [1]	(78,132)	(36)	(1,852)	(1)	(143,844)	(59)
Deferred tax asset valuation allowance	166	-	7,192	3	143,754	59
Non-deductible expenses	23,093	11	21,756	8	28,130	11
Difference in tax rates due to multiple
jurisdictions	(6,034)	(3)	(8,555)	(3)	13,908	6
Initial adjustment in deferred tax due to
change in tax rate	-	-	103,287	39	-	-
Recognition of tax benefits from previous
years [2]	-	-	(53,615)	(20)	0	0
Unrecognized tax benefits	(8,985)	(4)	(5,160)	(2)	-	-
Others	3,367	2	3,377	1	(26,505)	(11)
Income tax (benefit) expense	$(26,403)	(12)%	$114,927	43%	$108,230	44%

Supplemental disclosure on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Cash Flow Supplemental Disclosures Table Text Block

(In thousands)	2012	2011	2010

Income taxes paid	$189,468	$171,818	$41,052
Interest paid	388,250	517,980	682,943
Non-cash activities:
Loans transferred to other real estate	$294,993	$229,064	$183,901
Loans transferred to other property	25,685	26,148	37,383
Total loans transferred to foreclosed assets	320,678	255,212	221,284
Transfers from loans held-in-portfolio to loans held-for-sale	141,412	121,225	1,020,889
Transfers from loans held-for-sale to loans held-in-portfolio	10,325	28,535	12,388
Loans securitized into investment securities[1]	1,330,743	1,101,800	817,528
Net write-downs (recoveries) related to loans transferred to loans held-for-sale	34	(1,101)	327,207
Trades receivables from brokers and counterparties	137,542	69,535	23,055
Recognition of mortgage servicing rights on securitizations or asset transfers	18,495	19,971	15,326
Gain on retained interest (sale of EVERTEC)	-	-	93,970
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	-	102,353	-
Conversion of preferred stock to common stock:
Preferred stock converted	-	-	(1,150,000)
Common stock issued	-	-	1,341,667
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

Segment reporting (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Segment Reporting Information By Segment Text Block
December 31, 2012
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,198,541	$281,686	$-
Provision for loan losses	356,496	52,041	-
Non-interest income	402,086	56,864	-
Amortization of intangibles	7,351	2,721	-
Depreciation expense	37,321	8,157	-
Loss on early extinguishment of debt	25,196	-	-
Other operating expenses	903,677	225,893	-
Income tax (benefit) expense	(20,245)	3,745	-
Net income	$290,831	$45,993	$-
Segment assets	$27,600,235	$8,651,790	$(31,792)

December 31, 2012
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,480,227	$(108,222)	$614	$1,372,619
Provision for loan losses	408,537	404	-	408,941
Non-interest income	458,950	77,912	(70,520)	466,342
Amortization of intangibles	10,072	-	-	10,072
Depreciation expense	45,478	1,258	-	46,736
Loss on early extinguishment of debt	25,196	-	-	25,196
Other operating expenses	1,129,570	69,863	(70,289)	1,129,144
Income tax benefit	(16,500)	(9,945)	42	(26,403)
Net income (loss)	$336,824	$(91,890)	$341	$245,275
Segment assets	$36,220,233	$5,308,327	$(5,021,025)	$36,507,535

December 31, 2011
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,240,700	$295,602	$-
Provision for loan losses	487,238	88,482	-
Non-interest income	488,459	74,896	-
Amortization of intangibles	6,933	2,721	-
Depreciation expense	37,180	7,665	-
Loss on early extinguishment of debt	693	-	-
Other operating expenses	845,821	237,967	-
Income tax expense	119,819	3,745	-
Net income	$231,475	$29,918	$-
Segment assets	$28,423,064	$8,581,209	$(26,447)

December 31, 2011
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,536,302	$(105,267)	$957	$1,431,992
Provision for loan losses	575,720	-	-	575,720
Non-interest income	563,355	66,473	(69,551)	560,277
Amortization of intangibles	9,654	-	-	9,654
Depreciation expense	44,845	1,601	-	46,446
Loss on early extinguishment of debt	693	8,000	-	8,693
Other operating expenses	1,083,788	71,586	(69,870)	1,085,504
Income tax expense (benefit)	123,564	(9,145)	508	114,927
Net income (loss)	$261,393	$(110,836)	$768	$151,325
Segment assets	$36,977,826	$5,348,638	$(4,978,032)	$37,348,432

December 31, 2010
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,095,932	$309,985	$-
Provision for loan losses	609,630	402,250	-
Non-interest income	448,301	54,570	-
Amortization of intangibles	5,449	3,181	-
Depreciation expense	38,364	9,109	-
Loss on early extinguishment of debt	1,171	21,866	-
Other operating expenses	815,947	264,110	-
Income tax expense	27,120	4,318	-
Net income (loss)	$46,552	$(340,279)	$-
Segment assets	$29,429,358	$8,973,984	$(28,662)

December 31, 2010
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,405,917	$(111,747)	$695	$1,294,865
Provision for loan losses	1,011,880	-	-	1,011,880
Non-interest income	502,871	912,555	(127,233)	1,288,193
Amortization of intangibles	8,630	543	-	9,173
Depreciation expense	47,473	11,388	-	58,861
Loss on early extinguishment of debt	23,037	15,750	-	38,787
Other operating expenses	1,080,057	263,270	(124,601)	1,218,726
Income tax expense	31,438	76,995	(203)	108,230
Net (loss) income	$(293,727)	$432,862	$(1,734)	$137,401
Segment assets	$38,374,680	$5,583,501	$(5,143,183)	$38,814,998

December 31, 2012
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$423,798	$762,857	$11,882	$4	$1,198,541
Provision for loan losses	149,597	206,899	-	-	356,496
Non-interest income	20,095	269,190	112,949	(148)	402,086
Amortization of intangibles	13	6,833	505	-	7,351
Depreciation expense	16,840	19,522	959	-	37,321
Loss on early extinguishment of debt	8,037	17,159	-	-	25,196
Other operating expenses	279,358	555,797	68,670	(148)	903,677
Income tax (benefit) expense	(33,068)	(1,460)	14,281	2	(20,245)
Net income	$23,116	$227,297	$40,416	$2	$290,831
Segment assets	$12,770,793	$19,668,009	$632,676	$(5,471,243)	$27,600,235

December 31, 2011
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$501,946	$727,050	$11,600	$104	$1,240,700
Provision for loan losses	356,905	130,333	-	-	487,238
Non-interest income	173,764	209,100	105,632	(37)	488,459
Amortization of intangibles	103	6,175	655	-	6,933
Depreciation expense	16,928	19,297	955	-	37,180
Loss on early extinguishment of debt	693	-	-	-	693
Other operating expenses	257,830	523,423	64,759	(191)	845,821
Income tax expense	38,332	67,678	13,707	102	119,819
Net income	$4,919	$189,244	$37,156	$156	$231,475
Segment assets	$13,643,862	$20,035,526	$1,225,247	$(6,481,571)	$28,423,064

December 31, 2010
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$443,242	$643,076	$9,392	$222	$1,095,932
Provision for loan losses	464,214	145,416	-	-	609,630
Non-interest income	133,674	211,242	103,552	(167)	448,301
Amortization of intangibles	558	4,313	578	-	5,449
Depreciation expense	16,760	20,464	1,140	-	38,364
Loss on early extinguishment of debt	1,171	-	-	-	1,171
Other operating expenses	272,755	477,859	65,619	(286)	815,947
Income tax (benefit) expense	(68,791)	79,206	16,575	130	27,120
Net (loss) income	$(109,751)	$127,060	$29,032	$211	$46,552
Segment assets	$15,625,030	$21,483,403	$462,771	$(8,141,846)	$29,429,358

December 31, 2012
Banco Popular North America
	Banco Popular			Total Banco Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$278,228	$3,458	$-	$281,686
Provision for loan losses	36,841	15,200	-	52,041
Non-interest income	53,749	3,115	-	56,864
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	8,157	-	-	8,157
Other operating expenses	223,069	2,824	-	225,893
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,444	$(11,451)	$-	$45,993
Segment assets	$9,378,779	$367,362	$(1,094,351)	$8,651,790

December 31, 2011
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$294,224	$1,378	$-	$295,602
Provision for loan losses	61,753	26,729	-	88,482
Non-interest income	69,269	5,627	-	74,896
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	7,665	-	-	7,665
Other operating expenses	229,998	7,969	-	237,967
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,611	$(27,693)	$-	$29,918
Segment assets	$9,289,507	$418,436	$(1,126,734)	$8,581,209

December 31, 2010
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$305,893	$4,148	$(56)	$309,985
Provision for loan losses	400,077	2,173	-	402,250
Non-interest income (loss)	73,032	(18,462)	-	54,570
Amortization of intangibles	3,181	-	-	3,181
Depreciation expense	8,539	570	-	9,109
Loss on early extinguishment of debt	21,866	-	-	21,866
Other operating expenses	256,855	7,255	-	264,110
Income tax expense	1,589	2,729	-	4,318
Net loss	$(313,182)	$(27,041)	$(56)	$(340,279)
Segment assets	$9,632,188	$490,845	$(1,149,049)	$8,973,984

Schedule Of Revenue From External Customers Attributed To Foreign Countries By Geographic Area Text Block
Geographic Information

(In thousands)	2012	2011	2010
Revenues:[1]
Puerto Rico	$1,423,912	$1,551,518	$2,138,629
United States	316,906	347,460	339,664
Other	98,143	93,291	104,765
Total consolidated revenues	$1,838,961	$1,992,269	$2,583,058

Schedule Of Selected Balance Sheet Information By Geographical Area Table [Text Block]
Selected Balance Sheet Information
(In thousands)	2012	2011	2010
Puerto Rico
Total assets	$26,582,248	$27,410,644	$28,556,279
Loans	18,484,977	18,594,751	18,729,654
Deposits	19,984,830	20,696,606	19,149,753
United States
Total assets	$8,816,143	$8,708,709	$9,087,737
Loans	5,852,705	5,845,359	6,978,007
Deposits	6,049,168	6,151,959	6,566,710
Other
Total assets	$1,109,144	$1,229,079	$1,170,982
Loans	755,950	874,282	751,194
Deposits [1]	966,615	1,093,562	1,045,737
[1] Represents deposits from BPPR operations located in the US and British Virgin Islands.

Popular, Inc. (Holding company only) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Statement of Financial Condition

	At December 31, 2012
			All other
	Popular Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$1,103	$624	$439,552	$(1,916)	$439,363
Money market investments	18,574	867	1,067,006	(867)	1,085,580
Trading account securities, at fair value	1,259	-	313,266	-	314,525
Investment securities available-for-sale, at
fair value	42,383	-	5,058,786	(16,968)	5,084,201
Investment securities held-to-maturity, at
amortized cost	185,000	-	142,817	(185,000)	142,817
Other investment securities, at lower of cost
or realizable value	10,850	4,492	170,101	-	185,443
Investment in subsidiaries	4,285,957	1,653,636	-	(5,939,593)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	354,468	-	354,468
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	286,080	-	21,050,205	(256,280)	21,080,005
Loans covered under loss sharing
agreements with the FDIC	-	-	3,755,972	-	3,755,972
Less - Unearned income	-	-	96,813	-	96,813
Allowance for loan losses	241	-	730,366	-	730,607
Total loans held-in-portfolio, net	285,839	-	23,978,998	(256,280)	24,008,557
FDIC loss share asset	-	-	1,399,098	-	1,399,098
Premises and equipment, net	2,495	115	533,183	-	535,793
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	266,844	-	266,844
Other real estate covered under loss
sharing agreements with the FDIC	-	-	139,058	-	139,058
Accrued income receivable	1,675	112	124,266	(325)	125,728
Mortgage servicing assets, at fair value	-	-	154,430	-	154,430
Other assets	112,775	12,614	1,457,852	(13,663)	1,569,578
Goodwill	-	-	647,757	-	647,757
Other intangible assets	554	-	53,741	-	54,295
Total assets	$4,948,464	$1,672,460	$36,301,223	$(6,414,612)	$36,507,535
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$$5,796,992	$($2,363)	$5,794,629
Interest bearing	-	-	21,216,085	(10,101)	21,205,984
Total deposits	-	-	27,013,077	(12,464)	27,000,613
Assets sold under agreements to repurchase	-	-	2,016,752	-	2,016,752
Other short-term borrowings	-	-	866,500	(230,300)	636,200
Notes payable	790,282	385,609	601,830	-	1,777,721
Subordinated notes	-	-	185,000	(185,000)	-
Other liabilities	48,182	42,120	923,138	(47,191)	966,249
Total liabilities	838,464	427,729	31,606,297	(474,955)	32,397,535
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,032	2	55,628	(55,630)	1,032
Surplus	4,141,767	4,206,708	5,859,926	(10,058,107)	4,150,294
Retained earnings (accumulated deficit)	20,353	(3,012,365)	(1,114,802)	4,118,640	11,826
Treasury stock, at cost	(444)	-	-	-	(444)
Accumulated other comprehensive (loss)
income, net of tax	(102,868)	50,386	(105,826)	55,440	(102,868)
Total stockholders' equity	4,110,000	1,244,731	4,694,926	(5,939,657)	4,110,000
Total liabilities and stockholders' equity	$4,948,464	$1,672,460	$36,301,223	$(6,414,612)	$36,507,535

Condensed Consolidating Statement of Financial Condition

	At December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$6,365	$932	$534,796	$(6,811)	$535,282
Money market investments	42,239	552	1,357,996	(24,613)	1,376,174
Trading account securities, at fair value	-	-	436,331	-	436,331
Investment securities available-for-sale, at
fair value	35,700	-	4,991,760	(17,637)	5,009,823
Investment securities held-to-maturity, at
amortized cost	185,000	-	125,383	(185,000)	125,383
Other investment securities, at lower of cost
or realizable value	10,850	4,492	164,538	-	179,880
Investment in subsidiaries	3,987,287	1,627,313	-	(5,614,600)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	363,093	-	363,093
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	249,615	-	20,673,552	(219,975)	20,703,192
Loans covered under loss sharing
agreements with the FDIC	-	-	4,348,703	-	4,348,703
Less - Unearned income	-	-	100,596	-	100,596
Allowance for loan losses	8	-	815,300	-	815,308
Total loans held-in-portfolio, net	249,607	-	24,106,359	(219,975)	24,135,991
FDIC loss share asset	-	-	1,915,128	-	1,915,128
Premises and equipment, net	2,533	118	535,835	-	538,486
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	172,497	-	172,497
Other real estate covered under loss
sharing agreements with the FDIC	-	-	109,135	-	109,135
Accrued income receivable	1,512	113	123,859	(275)	125,209
Mortgage servicing assets, at fair value	-	-	151,323	-	151,323
Other assets	217,877	13,222	1,261,324	(30,030)	1,462,393
Goodwill	-	-	648,350	-	648,350
Other intangible assets	554	-	63,400	-	63,954
Total assets	$4,739,524	$1,646,742	$37,061,107	$(6,098,941)	$37,348,432
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$5,688,643	$(33,169)	$5,655,474
Interest bearing	-	-	22,287,448	(795)	22,286,653
Total deposits	-	-	27,976,091	(33,964)	27,942,127
Assets sold under agreements to repurchase	-	-	2,165,157	(24,060)	2,141,097
Other short-term borrowings	-	30,500	459,600	(193,900)	296,200
Notes payable	760,849	427,297	668,226	-	1,856,372
Subordinated notes	-	-	185,000	(185,000)	-
Other liabilities	59,922	42,269	1,138,702	(47,010)	1,193,883
Total liabilities	820,771	500,066	32,592,776	(483,934)	33,429,679
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,026	2	55,627	(55,629)	1,026
Surplus	4,115,371	4,103,208	5,859,773	(9,954,454)	4,123,898
Accumulated deficit	(204,199)	(3,013,481)	(1,403,925)	4,408,879	(212,726)
Treasury stock, at cost	(1,057)	-	-	-	(1,057)
Accumulated other comprehensive
(loss) income, net of tax	(42,548)	56,947	(43,144)	(13,803)	(42,548)
Total stockholders' equity	3,918,753	1,146,676	4,468,331	(5,615,007)	3,918,753
Total liabilities and stockholders' equity	$4,739,524	$1,646,742	$37,061,107	$(6,098,941)	$37,348,432

Schedule of Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations

	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$5,000	$-	$-	$(5,000)	$-
Loans	6,733	-	1,556,677	(5,013)	1,558,397
Money market investments	14	25	3,707	(43)	3,703
Investment securities	16,291	322	163,179	(13,011)	166,781
Trading account securities	-	-	22,824	-	22,824
Total interest and dividend income	28,038	347	1,746,387	(23,067)	1,751,705
Interest Expense:
Deposits	-	-	184,241	(152)	184,089
Short-term borrowings	6	151	50,058	(3,410)	46,805
Long-term debt	95,892	32,183	31,765	(11,648)	148,192
Total interest expense	95,898	32,334	266,064	(15,210)	379,086
Net interest (expense) income	(67,860)	(31,987)	1,480,323	(7,857)	1,372,619
Provision for loan losses- non-covered loans	404	-	333,698	-	334,102
Provision for loan losses- covered loans	-	-	74,839	-	74,839
Net interest (expense) income
after provision for loan losses	(68,264)	(31,987)	1,071,786	(7,857)	963,678
Service charges on deposit accounts	-	-	183,026	-	183,026
Other service fees	-	-	271,859	(15,314)	256,545
Net loss on sale and valuation adjustments of
investment securities	-	-	(1,707)	-	(1,707)
Trading account profit (loss)	214	-	(17,896)	-	(17,682)
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	48,765	-	48,765
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(21,198)	-	(21,198)
FDIC loss share expense	-	-	(56,211)	-	(56,211)
Other operating income	41,966	707	85,580	(53,449)	74,804
Total non-interest income	42,180	707	492,218	(68,763)	466,342
Operating Expenses:
Personnel costs	29,779	-	435,923	-	465,702
Net occupancy expenses	3,434	3	93,822	3,193	100,452
Equipment expenses	3,831	-	41,459	-	45,290
Other taxes	2,209	-	47,911	-	50,120
Professional fees	11,042	42	273,997	(73,191)	211,890
Communications	464	-	26,370	-	26,834
Business promotion	1,823	-	59,753	-	61,576
FDIC deposit insurance	-	-	85,697	-	85,697
Loss on early extinguishment of debt	-	-	25,196	-	25,196
Other real estate owned (OREO) expenses	-	-	23,520	-	23,520
Other operating expenses	(50,877)	441	157,242	(2,007)	104,799
Amortization of intangibles	-	-	10,072	-	10,072
Total operating expenses	1,705	486	1,280,962	(72,005)	1,211,148
(Loss) income before income tax
and equity in earnings of subsidiaries	(27,789)	(31,766)	283,042	(4,615)	218,872
Income tax expense (benefit)	1,702	-	(28,147)	42	(26,403)
(Loss) income before equity in
earnings of subsidiaries	(29,491)	(31,766)	311,189	(4,657)	245,275
Equity in undistributed earnings of
subsidiaries	274,766	32,883	-	(307,649)	-
Net Income	$245,275	$1,117	$311,189	$(312,306)	$245,275
Comprehensive income (loss), net of tax	$184,955	$(5,444)	$248,507	$(243,063)	$184,955

Condensed Consolidating Statement of Operations

	Year ended December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$20,000	$-	$-	$(20,000)	$-
Loans	8,913	-	1,692,065	(6,621)	1,694,357
Money market investments	8	4	3,646	(62)	3,596
Investment securities	16,224	322	200,279	(12,884)	203,941
Trading account securities	-	-	35,607	-	35,607
Total interest income	45,145	326	1,931,597	(39,567)	1,937,501
Interest Expense:
Deposits	-	-	269,798	(311)	269,487
Short-term borrowings	50	883	59,230	(4,905)	55,258
Long-term debt	94,565	31,438	66,409	(11,648)	180,764
Total interest expense	94,615	32,321	395,437	(16,864)	505,509
Net interest (expense) income	(49,470)	(31,995)	1,536,160	(22,703)	1,431,992
Provision for loan losses- non-covered loans	-	-	430,085	-	430,085
Provision for loan losses- covered loans	-	-	145,635	-	145,635
Net interest (expense) income
after provision for loan losses	(49,470)	(31,995)	960,440	(22,703)	856,272
Service charges on deposit accounts	-	-	184,940	-	184,940
Other service fees	-	-	255,668	(15,948)	239,720
Net gain on sale and valuation adjustments of
investment securities	-	-	10,844	-	10,844
Trading account profit	-	-	5,897	-	5,897
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	30,891	-	30,891
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(33,068)	-	(33,068)
FDIC loss share income	-	-	66,791	-	66,791
Fair value change in equity appreciation instrument	-	-	8,323	-	8,323
Other operating income (loss)	23,145	(499)	75,065	(51,772)	45,939
Total non-interest income (loss)	23,145	(499)	605,351	(67,720)	560,277
Operating Expenses:
Personnel costs	28,524	-	424,846	-	453,370
Net occupancy expenses	3,396	3	95,459	3,461	102,319
Equipment expenses	3,210	-	40,630	-	43,840
Other taxes	2,269	-	49,616	-	51,885
Professional fees	10,820	11	256,994	(72,883)	194,942
Communications	421	10	26,684	-	27,115
Business promotion	1,894	-	53,173	-	55,067
FDIC deposit insurance	-	-	93,728	-	93,728
Loss on early extinguishment of debt	8,000	-	693	-	8,693
Other real estate owned (OREO) expenses	-	-	21,778	-	21,778
Other operating expenses	(49,468)	443	139,209	(2,278)	87,906
Amortization of intangibles	-	-	9,654	-	9,654
Total operating expenses	9,066	467	1,212,464	(71,700)	1,150,297
(Loss) income before income tax
and equity in earnings of subsidiaries	(35,391)	(32,961)	353,327	(18,723)	266,252
Income tax expense (benefit)	2,786	(955)	112,588	508	114,927
(Loss) income before equity in
earnings of subsidiaries	(38,177)	(32,006)	240,739	(19,231)	151,325
Equity in undistributed earnings of subsidiaries	189,502	19,206	-	(208,708)	-
Net Income (Loss)	$151,325	$(12,800)	$240,739	$(227,939)	$151,325
Comprehensive income, net of tax	$114,738	$18,812	$203,779	$(222,591)	$114,738

Condensed Consolidating Statement of Operations

	Year ended December 31, 2010
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$168,100	$-	$-	$(168,100)	$-
Loans	7,627	-	1,675,477	(6,370)	1,676,734
Money market investments	55	2	5,383	(56)	5,384
Investment securities	23,579	322	235,552	(21,243)	238,210
Trading account securities	-	-	27,918	-	27,918
Total interest and dividend income	199,361	324	1,944,330	(195,769)	1,948,246
Interest Expense:
Deposits	-	-	350,928	(47)	350,881
Short-term borrowings	46	510	65,550	(5,828)	60,278
Long-term debt	111,763	30,586	121,309	(21,436)	242,222
Total interest expense	111,809	31,096	537,787	(27,311)	653,381
Net interest income (expense)	87,552	(30,772)	1,406,543	(168,458)	1,294,865
Provision for loan losses- non-covered loans	-	-	1,011,880	-	1,011,880
Net interest income (expense)
after provision for loan losses	87,552	(30,772)	394,663	(168,458)	282,985
Service charges on deposit accounts	-	-	195,803	-	195,803
Other service fees	-	-	382,350	(4,846)	377,504
Net gain on sale and valuation adjustments of
investment securities	-	-	3,992	-	3,992
Trading account profit	-	-	16,404	-	16,404
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	15,874	-	15,874
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(72,013)	-	(72,013)
FDIC loss share expense	-	-	(25,751)	-	(25,751)
Fair value change in equity appreciation instrument	-	-	42,555	-	42,555
Gain on sale of processing and technology business	640,802	-	-	-	640,802
Other operating income (loss)	3,282	(3,980)	112,353	(18,632)	93,023
Total non-interest income (loss)	644,084	(3,980)	671,567	(23,478)	1,288,193
Operating Expenses:
Personnel costs	22,575	-	492,022	(399)	514,198
Net occupancy expenses	2,941	3	112,274	985	116,203
Equipment expenses	2,887	-	82,964	-	85,851
Other taxes	1,816	-	48,792	-	50,608
Professional fees	31,590	11	154,369	(19,865)	166,105
Communications	481	14	38,410	-	38,905
Business promotion	1,275	-	45,396	-	46,671
FDIC deposit insurance	-	-	67,644	-	67,644
Loss on early extinguishment of debt	15,750	-	23,037	-	38,787
Other real estate owned (OREO) expenses	19	-	46,770	-	46,789
Other operating expenses	(27,661)	432	173,591	(1,749)	144,613
Amortization of intangibles	-	-	9,173	-	9,173
Total operating expenses	51,673	460	1,294,442	(21,028)	1,325,547
Income (loss) before income tax
and equity in losses of subsidiaries	679,963	(35,212)	(228,212)	(170,908)	245,631
Income tax expense (benefit)	80,444	(296)	28,344	(262)	108,230
Income (loss) before equity in
losses of subsidiaries	599,519	(34,916)	(256,556)	(170,646)	137,401
Equity in undistributed losses of subsidiaries	(462,118)	(338,246)	-	800,364	-
Net Income (Loss)	$137,401	$(373,162)	$(256,556)	$629,718	$137,401
Comprehensive income (loss), net of tax	$160,649	$(357,611)	$(233,531)	$(591,142)	$160,649

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$245,275	$1,117	$311,189	$(312,306)	$245,275

Adjustments to reconcile net income to net
cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(274,766)	(32,883)	-	307,649	-
Provision for loan losses	404	-	408,537	-	408,941
Amortization of intangibles	-	-	10,072	-	10,072
Depreciation and amortization of premises and
equipment	653	3	46,080	-	46,736
Net accretion of discounts and amortization
of premiums and deferred fees	29,058	112	(66,582)	(487)	(37,899)
Fair value adjustments on mortgage servicing rights	-	-	17,406	-	17,406
FDIC loss share expense	-	-	56,211	-	56,211
Amortization of prepaid FDIC assessment	-	-	32,778	-	32,778
Adjustments (expense) to indemnity reserves on
loans sold	-	-	21,198	-	21,198
Earnings from investments under the equity
method	(40,505)	(706)	(32,267)	-	(73,478)
Deferred income tax benefit	(14,109)	-	(121,424)	42	(135,491)
Loss (gain) on:
Disposition of premises and equipment	2	-	(8,621)	-	(8,619)
Sale and valuation adjustments of investment
securities	-	-	1,707	-	1,707
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(48,765)	-	(48,765)
Sale of other assets	-	-	(2,545)	-	(2,545)
Acquisitions of loans held-for-sale	-	-	(417,108)	-	(417,108)
Proceeds from sale of loans held-for-sale	-	-	325,014	-	325,014
Net disbursements on loans held-for-sale	-	-	(1,233,240)	-	(1,233,240)
Net (increase) decrease in:
Trading securities	(1,259)	-	1,389,169	-	1,387,910
Accrued income receivable	(163)	-	(405)	49	(519)
Other assets	8,859	313	(16,483)	(16,590)	(23,901)
Net increase (decrease) in:
Interest payable	-	(126)	(9,091)	53	(9,164)
Pension and other postretirement benefits
obligations	-	-	(40,241)	-	(40,241)
Other liabilities	2,581	(25)	(473)	(235)	1,848
Total adjustments	(289,245)	(33,312)	310,927	290,481	278,851
Net cash (used in) provided by operating activities	(43,970)	(32,195)	622,116	(21,825)	524,126

Cash flows from investing activities:
Net decrease (increase) in money market investments	23,665	(315)	290,990	(23,746)	290,594
Purchases of investment securities:
Available-for-sale	-	-	(1,843,922)	-	(1,843,922)
Held-to-maturity	-	-	(25,792)	-	(25,792)
Other	-	-	(212,419)	-	(212,419)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,636,723	-	1,636,723
Held-to-maturity	-	-	9,751	-	9,751
Other	-	-	206,856	-	206,856
Proceeds from sale of investment securities:
Available for sale	-	-	52,058	-	52,058
Net (disbursements) repayments on loans	(36,262)	-	628,963	36,305	629,006
Proceeds from sale of loans	-	-	68,396	-	68,396
Acquisition of loan portfolios	-	-	(1,357,628)	-	(1,357,628)
Payments received from FDIC under loss
sharing agreements	-	-	462,016	-	462,016
Return of capital from equity method investments	150,194	1,002	-	-	151,196
Capital contribution to subsidiary	(103,500)	-	-	103,500	-
Mortgage servicing rights purchased	-	-	(2,231)	-	(2,231)
Acquisition of premises and equipment	(691)	-	(54,208)	-	(54,899)
Proceeds from sale of:
Premises and equipment	73	-	19,768	-	19,841
Other productive assets	-	-	1,026	-	1,026
Foreclosed assets	-	-	206,070	-	206,070
Net cash provided by investing activities	33,479	687	86,417	116,059	236,642

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(991,097)	21,501	(969,596)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(148,405)	24,060	(124,345)
Other short-term borrowings	-	(30,500)	406,900	(36,400)	340,000
Payments of notes payable	-	(41,800)	(173,098)	-	(214,898)
Proceeds from issuance of notes payable	-	-	106,923	-	106,923
Proceeds from issuance of common stock	9,402	-	-	-	9,402
Dividends paid to parent company	-	-	(5,000)	5,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Treasury stock acquired	(450)	-	-	-	(450)
Capital contribution from parent	-	103,500	-	(103,500)	-
Net cash provided by (used in) financing activities	5,229	31,200	(803,777)	(89,339)	(856,687)
Net decrease in cash and due from banks	(5,262)	(308)	(95,244)	4,895	(95,919)
Cash and due from banks at beginning of period	6,365	932	534,796	(6,811)	535,282
Cash and due from banks at end of period	$1,103	$624	$439,552	$(1,916)	$439,363

	Year ended December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$151,325	$(12,800)	$240,739	$(227,939)	$151,325

Adjustments to reconcile net income (loss) to net cash
(used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(189,502)	(19,206)	-	208,708	-
Provision for loan losses	-	-	575,720	-	575,720
Amortization of intangibles	-	-	9,654	-	9,654
Depreciation and amortization of premises and
equipment	750	3	45,693	-	46,446
Net accretion of discounts and amortization
of premiums and deferred fees	25,042	176	(137,614)	(650)	(113,046)
Impairment losses on net assets to be disposed of	-	-	4,255	-	4,255
Fair value adjustments on mortgage servicing rights	-	-	37,061	-	37,061
Fair value change in equity appreciation instrument	-	-	(8,323)	-	(8,323)
FDIC loss share income	-	-	(66,791)	-	(66,791)
Amortization of prepaid FDIC assessment	-	-	93,728	-	93,728
Adjustments (expense) to indemnity reserves on
loans sold	-	-	33,068	-	33,068
(Earnings) losses from investments under the equity
method	(14,186)	500	(20,083)	-	(33,769)
Deferred income tax expense (benefit)	13,965	(932)	(7,679)	508	5,862
Loss (gain) on:
Disposition of premises and equipment	7	-	(5,533)	-	(5,526)
Sale and valuation adjustments of investment
securities	-	-	(10,844)	-	(10,844)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(30,891)	-	(30,891)
Sale of equity method investments	(5,493)	-	(11,414)	-	(16,907)
Acquisitions of loans held-for-sale	-	-	(346,004)	-	(346,004)
Proceeds from sale of loans held-for-sale	-	-	165,335	-	165,335
Net disbursements on loans held-for-sale	-	-	(793,094)	-	(793,094)
Net (increase) decrease in:
Trading securities	-	-	1,143,029	-	1,143,029
Accrued income receivable	(2)	-	25,240	211	25,449
Other assets	6,808	2,316	6,085	7,120	22,329
Net increase (decrease) in:
Interest payable	(3,467)	(56)	(8,949)	1	(12,471)
Pension and other postretirement benefits
obligations	-	-	(111,288)	-	(111,288)
Other liabilities	(84,434)	(2,354)	(2,901)	2,055	(87,634)
Total adjustments	(250,512)	(19,553)	577,460	217,953	525,348
Net cash (used in) provided by operating activities	(99,187)	(32,353)	818,199	(9,986)	676,673

Cash flows from investing activities:
Net increase in money market investments	(42,237)	(291)	(378,703)	24,352	(396,879)
Purchases of investment securities:
Available-for-sale	-	-	(1,357,080)	-	(1,357,080)
Held-to-maturity	(37,093)	-	(37,445)	-	(74,538)
Other	-	-	(172,775)	-	(172,775)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,360,386	-	1,360,386
Held-to-maturity	62,980	-	4,256	-	67,236
Other	-	-	154,114	-	154,114
Proceeds from sale of investment securities:
Available for sale	-	-	262,443	-	262,443
Other	-	-	5,094	-	5,094
Net repayments on loans	226,415	-	1,130,350	(220,707)	1,136,058
Proceeds from sale of loans	-	-	293,109	-	293,109
Acquisition of loan portfolios	-	-	(1,131,388)	-	(1,131,388)
Payments received from FDIC under loss
sharing agreements	-	-	561,111	-	561,111
Cash paid related to business acquisitions	-	-	(855)	-	(855)
Net proceeds from sale of equity method
investments	(10,690)	-	42,193	-	31,503
Capital contribution to subsidiary	-	-	(37,000)	37,000	-
Mortgage servicing rights purchased	-	-	(1,732)	-	(1,732)
Acquisition of premises and equipment	(594)	-	(49,449)	-	(50,043)
Proceeds from sale of:
Premises and equipment	135	-	14,804	-	14,939
Foreclosed assets	-	-	198,490	-	198,490
Net cash provided by (used in) investing activities	198,916	(291)	859,923	(159,355)	899,193

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	1,192,089	(12,146)	1,179,943
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(247,393)	(24,060)	(271,453)
Other short-term borrowings	-	(2,000)	(284,322)	218,300	(68,022)
Payments of notes payable	(100,000)	(3,000)	(2,666,477)	-	(2,769,477)
Proceeds from issuance of notes payable	-	-	432,568	-	432,568
Proceeds from issuance of common stock	7,690	-	-	-	7,690
Dividends paid to parent company	-	-	(20,000)	20,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Treasury stock acquired	(483)	-	-	-	(483)
Return of capital	1,514	-	(1,514)	-	-
Capital contribution from parent	-	37,000	-	(37,000)	-
Net cash (used in) provided by financing activities	(95,002)	32,000	(1,595,049)	165,094	(1,492,957)
Net increase (decrease) in cash and due from banks	4,727	(644)	83,073	(4,247)	82,909
Cash and due from banks at beginning of period	1,638	1,576	451,723	(2,564)	452,373
Cash and due from banks at end of period	$6,365	$932	$534,796	$(6,811)	$535,282

	Year ended December 31, 2010
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$137,401	$(373,162)	$(256,556)	$629,718	$137,401

Adjustments to reconcile net income (loss) to net cash
provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	462,118	338,246	-	(800,364)	-
Provision for loan losses	-	-	1,011,880	-	1,011,880
Amortization of intangibles	-	-	9,173	-	9,173
Depreciation and amortization of premises and
equipment	785	3	58,073	-	58,861
Net accretion of discounts and amortization of
premiums and deferred fees	21,282	275	(275,786)	(650)	(254,879)
Fair value adjustments of mortgage servicing rights	-	-	22,859	-	22,859
Fair value change in equity appreciation instrument	-	-	(42,555)	-	(42,555)
FDIC loss share expense	-	-	25,751	-	25,751
Amortization of prepaid FDIC assessment	-	-	67,644	-	67,644
Adjustments (expense) to indemnity reserves on
loans sold	-	-	72,013	-	72,013
(Earnings) losses from investments under the
equity method	(3,402)	3,981	(24,161)	-	(23,582)
Earnings from changes in fair value related to
Deferred income tax expense (benefit)	8,831	-	(23,392)	2,434	(12,127)
Loss (gain) on:
Disposition of premises and equipment	2	-	(1,814)	-	(1,812)
Sale and valuation adjustment of investment
securities	-	-	(3,992)	-	(3,992)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(15,874)	-	(15,874)
Sale of processing and technology business,
net of transaction costs	(616,186)	-	-	-	(616,186)
Acquisitions of loans held-for-sale	-	-	(307,629)	-	(307,629)
Proceeds from sale of loans held-for-sale	-	-	81,370	-	81,370
Net disbursements on loans held-for-sale	-	-	(735,095)	-	(735,095)
Net (increase) decrease in:
Trading securities	-	-	721,398	-	721,398
Accrued income receivable	(1,390)	20	12,614	71	11,315
Other assets	7,866	2,077	30,469	(30,252)	10,160
Net increase (decrease) in:
Interest payable	(528)	81	(29,071)	(44)	(29,562)
Pension and other postretirement benefits
obligations	-	-	(11,060)	-	(11,060)
Other liabilities	42,578	1,540	(59,220)	2,789	(12,313)
Total adjustments	(78,044)	346,223	583,595	(826,016)	25,758
Net cash provided by (used in) operating activities	59,357	(26,939)	327,039	(196,298)	163,159

Cash flows from investing activities:
Net decrease (increase) in money market
investments	49	(23)	119,692	23	119,741
Purchases of investment securities:
Available-for-sale	(35,000)	-	(746,192)	17,150	(764,042)
Held-to-maturity	(52,796)	-	(44,392)	-	(97,188)
Other	-	-	(64,591)	-	(64,591)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,865,879	-	1,865,879
Held-to-maturity	297,747	-	135,382	(245,000)	188,129
Other	-	-	123,836	-	123,836
Proceeds from sale of investment securities:
Available for sale	-	-	397,086	-	397,086
Net (disbursements) repayments on loans	(366,450)	-	1,592,070	313,626	1,539,246
Proceeds from sale of loans	-	-	34,011	-	34,011
Acquisition of loan portfolios	-	-	(256,406)	-	(256,406)
Cash received from business acquisitions	-	-	261,311	-	261,311
Net proceeds from sale of processing and
technology business	617,976	-	24,346	-	642,322
Capital contribution to subsidiary	(1,345,000)	(745,000)	(745,000)	2,835,000	-
Mortgage servicing rights purchased	-	-	(1,041)	-	(1,041)
Acquisition of premises and equipment	(890)	-	(65,965)	-	(66,855)
Proceeds from sale of:
Premises and equipment	183	-	14,277	-	14,460
Foreclosed assets	74	-	141,162	-	141,236
Net cash (used in) provided by investing activities	(884,107)	(745,023)	2,785,465	2,920,799	4,077,134

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(1,590,435)	36,949	(1,553,486)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(163,840)	(56,400)	(220,240)
Other short-term borrowings	(24,225)	31,800	636,696	(287,375)	356,896
Payments of notes payable	(250,000)	(4,000)	(4,253,578)	247,000	(4,260,578)
Proceeds from issuance of notes payable	-	-	110,870	231	111,101
Proceeds from issuance of common stock	153	-	-	-	153
Net proceeds from issuance of depository shares	1,100,155	-	-	1,618	1,101,773
Dividends paid to parent company	-	-	(168,100)	168,100	-
Dividends paid	(310)	-	-	-	(310)
Treasury stock acquired	(559)	-	-	-	(559)
Capital contribution from parent	-	745,000	2,090,000	(2,835,000)	-
Net cash provided by (used in) financing activities	825,214	772,800	(3,338,387)	(2,724,877)	(4,465,250)
Net increase (decrease) in cash and due from banks	464	838	(225,883)	(376)	(224,957)
Cash and due from banks at beginning of period	1,174	738	677,606	(2,188)	677,330
Cash and due from banks at end of period	$1,638	$1,576	$451,723	$(2,564)	$452,373

Maturity Distribution Of Debt Securities [Text Block]
Year	(In thousands)
2013	$98,831
2014	189,440
2015	41,107
2016	311,500
2017	103,139
Later years	534,234
No stated maturity	936,000
Subtotal	2,214,251
Less: Discount	436,530
Total notes payable	$1,777,721

Parent Company [Member]
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Statements of Condition
	December 31,
(In thousands)	2012	2011
ASSETS
Cash and due from banks (includes $915 due from bank subsidiary (2011 - $6,172))	$1,103	$6,365
Money market investments (2011 - includes $24,061 due from bank subsidiary)	18,574	42,239
Trading account securities	1,259	-
Investment securities available-for-sale, at fair value (includes $38,675 in securities from affiliate
at fair value (2011 - $35,700))[1]	42,383	35,700
Investment securities held-to-maturity, at amortized cost (includes $185,000 in subordinated
notes from BPPR)	185,000	185,000
Other investment securities, at lower of cost or realizable value (includes $9,725 in common
securities from statutory trusts)[2]	10,850	10,850
Investment in BPPR and subsidiaries, at equity	2,809,521	2,626,951
Investment in Popular North America and subsidiaries, at equity	1,244,732	1,146,676
Investment in other non-bank subsidiaries, at equity	231,704	213,660
Advances to subsidiaries	230,300	193,900
Loans to affiliates[1]	53,589	53,214
Other loans	2,191	2,501
Less - Allowance for loan losses	241	8
Premises and equipment	2,495	2,533
Investment in equity method investees[1]	93,128	195,193
Other assets (includes $2,007 due from subsidiaries and affiliate (2011 - $3,237))[1]	21,876	24,750
Total assets	$4,948,464	$4,739,524

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$$790,282	$$760,849
Other liabilities (includes $1,558 due to subsidiaries and affiliate (2011 - $2,023))[1]	48,182	59,922
Stockholders’ equity	4,110,000	3,918,753
Total liabilities and stockholders’ equity	$4,948,464	$4,739,524
[1] Refer to Note 30 to the consolidated financial statements for the effect of eliminations on transactions with EVERTEC, Inc. (affiliate).
[2] Refer to Note 22 to the consolidated financial statements for information on the statutory trusts.

Schedule of Condensed Income Statement [Table Text Block]
Condensed Statements of Operations
	Year ended December 31,
(In thousands)	2012	2011	2010
Income:
Dividends from subsidiaries	$5,000	$20,000	$168,100
Interest income (includes $22,891 due from subsidiaries and affiliates (2011 - $24,800;
2010 - $30,543))[1]	23,038	25,145	31,261
Gain on sale of processing and technology business	-	-	640,802
Earnings from investments in equity method investees[1]	40,505	14,186	3,402
Other operating income (loss)	1,461	8,959	(120)
Trading account profit	214	-	-
Total income	70,218	68,290	843,445
Expenses:
Interest expense	95,898	94,615	111,809
Provision for loan losses	404	-	-
Loss on early extinguishment of debt	-	8,000	15,750
Operating expenses (include expenses for services provided by subsidiaries and affiliate of $9,487 (2011 - $8,459; 2010 - $7,339)), net of reimbursement by subsidiaries for services
provided by parent of $58,577 (2011 - $56,671; 2010 - $49,556)	1,705	1,066	35,923
Total expenses	98,007	103,681	163,482
(Loss) income before income taxes and equity in undistributed
earnings (losses) of subsidiaries	(27,789)	(35,391)	679,963
Income taxes	1,702	2,786	80,444
(Loss) income before equity in undistributed earnings (losses) of subsidiaries	(29,491)	(38,177)	599,519
Equity in undistributed earnings (losses) of subsidiaries	274,766	189,502	(462,118)
Net income	$245,275	$151,325	$137,401
Comprehensive income, net of tax	$184,955	$114,738	$160,649

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows
	Year ended December 31,
(In thousands)	2012	2011	2010
Cash flows from operating activities:
Net income	$245,275	$151,325	$137,401
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries
and dividends from subsidiaries	(274,766)	(189,502)	462,118
Provision for loan losses	404	-	-
Net accretion of discounts and amortization of premiums and deferred fees	29,058	25,042	21,282
Earnings from investments under the equity method	(40,505)	(14,186)	(3,402)
Deferred income tax (benefit) expense	(14,109)	13,965	8,831
(Gain) loss on:
Sale of equity method investments	-	(5,493)	-
Sale of processing and technology business, net of transaction costs	-	-	(616,186)
Net (increase) decrease in:
Trading securities	(1,259)	-	-
Other assets	9,351	7,563	7,263
Net increase (decrease) in:
Interest payable	-	(3,467)	(528)
Other liabilities	2,581	(84,434)	42,578
Total adjustments	(289,245)	(250,512)	(78,044)
Net cash (used in) provided by operating activities	(43,970)	(99,187)	59,357
Cash flows from investing activities:
Net decrease (increase) in money market investments	23,665	(42,237)	49
Purchases of investment securities:
Available-for-sale	-	-	(35,000)
Held-to-maturity	-	(37,093)	(52,796)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Held-to-maturity	-	62,980	297,747
Capital contribution to subsidiaries	(103,500)	-	(1,345,000)
Net (increase) decrease in advances to subsidiaries and affiliates	(36,400)	226,546	(366,394)
Net repayments (disbursements) on other loans	138	(131)	(56)
Return of capital from equity method investments	150,194	-	-
Net proceeds from sale of equity method investments	-	(10,690)	-
Net proceeds from sale of processing and technology business	-	-	617,976
Acquisition of premises and equipment	(691)	(594)	(890)
Proceeds from sale of:
Premises and equipment	73	135	183
Foreclosed assets	-	-	74
Net cash provided by (used in) investing activities	33,479	198,916	(884,107)
Cash flows from financing activities:
Net increase (decrease) in:
Other short-term borrowings	-	-	(24,225)
Payments of notes payable and subordinated notes	-	(100,000)	(250,000)
Proceeds from issuance of common stock	9,402	7,690	153
Net proceeds from issuance of depositary shares	-	-	1,100,155
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Return of capital	-	1,514	-
Net cash provided by (used in) financing activities	5,229	(95,002)	825,214
Net (decrease) increase in cash and due from banks	(5,262)	4,727	464
Cash and due from banks at beginning of period	6,365	1,638	1,174
Cash and due from banks at end of period	$1,103	$6,365	$1,638

Maturity Distribution Of Debt Securities [Text Block]
Year	(In thousands)
2013	$-
2014	-
2015	-
2016	-
2017	-
Later years	290,812
No stated maturity	936,000
Subtotal	1,226,812
Less: Discount	(436,530)
Total	$790,282

Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Statement of Financial Condition

	At December 31, 2012
			All other
	Popular Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$1,103	$624	$439,552	$(1,916)	$439,363
Money market investments	18,574	867	1,067,006	(867)	1,085,580
Trading account securities, at fair value	1,259	-	313,266	-	314,525
Investment securities available-for-sale, at
fair value	42,383	-	5,058,786	(16,968)	5,084,201
Investment securities held-to-maturity, at
amortized cost	185,000	-	142,817	(185,000)	142,817
Other investment securities, at lower of cost
or realizable value	10,850	4,492	170,101	-	185,443
Investment in subsidiaries	4,285,957	1,653,636	-	(5,939,593)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	354,468	-	354,468
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	286,080	-	21,050,205	(256,280)	21,080,005
Loans covered under loss sharing
agreements with the FDIC	-	-	3,755,972	-	3,755,972
Less - Unearned income	-	-	96,813	-	96,813
Allowance for loan losses	241	-	730,366	-	730,607
Total loans held-in-portfolio, net	285,839	-	23,978,998	(256,280)	24,008,557
FDIC loss share asset	-	-	1,399,098	-	1,399,098
Premises and equipment, net	2,495	115	533,183	-	535,793
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	266,844	-	266,844
Other real estate covered under loss
sharing agreements with the FDIC	-	-	139,058	-	139,058
Accrued income receivable	1,675	112	124,266	(325)	125,728
Mortgage servicing assets, at fair value	-	-	154,430	-	154,430
Other assets	112,775	12,614	1,457,852	(13,663)	1,569,578
Goodwill	-	-	647,757	-	647,757
Other intangible assets	554	-	53,741	-	54,295
Total assets	$4,948,464	$1,672,460	$36,301,223	$(6,414,612)	$36,507,535
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$$5,796,992	$($2,363)	$5,794,629
Interest bearing	-	-	21,216,085	(10,101)	21,205,984
Total deposits	-	-	27,013,077	(12,464)	27,000,613
Assets sold under agreements to repurchase	-	-	2,016,752	-	2,016,752
Other short-term borrowings	-	-	866,500	(230,300)	636,200
Notes payable	790,282	385,609	601,830	-	1,777,721
Subordinated notes	-	-	185,000	(185,000)	-
Other liabilities	48,182	42,120	923,138	(47,191)	966,249
Total liabilities	838,464	427,729	31,606,297	(474,955)	32,397,535
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,032	2	55,628	(55,630)	1,032
Surplus	4,141,767	4,206,708	5,859,926	(10,058,107)	4,150,294
Retained earnings (accumulated deficit)	20,353	(3,012,365)	(1,114,802)	4,118,640	11,826
Treasury stock, at cost	(444)	-	-	-	(444)
Accumulated other comprehensive (loss)
income, net of tax	(102,868)	50,386	(105,826)	55,440	(102,868)
Total stockholders' equity	4,110,000	1,244,731	4,694,926	(5,939,657)	4,110,000
Total liabilities and stockholders' equity	$4,948,464	$1,672,460	$36,301,223	$(6,414,612)	$36,507,535

Condensed Consolidating Statement of Financial Condition

	At December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$6,365	$932	$534,796	$(6,811)	$535,282
Money market investments	42,239	552	1,357,996	(24,613)	1,376,174
Trading account securities, at fair value	-	-	436,331	-	436,331
Investment securities available-for-sale, at
fair value	35,700	-	4,991,760	(17,637)	5,009,823
Investment securities held-to-maturity, at
amortized cost	185,000	-	125,383	(185,000)	125,383
Other investment securities, at lower of cost
or realizable value	10,850	4,492	164,538	-	179,880
Investment in subsidiaries	3,987,287	1,627,313	-	(5,614,600)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	363,093	-	363,093
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	249,615	-	20,673,552	(219,975)	20,703,192
Loans covered under loss sharing
agreements with the FDIC	-	-	4,348,703	-	4,348,703
Less - Unearned income	-	-	100,596	-	100,596
Allowance for loan losses	8	-	815,300	-	815,308
Total loans held-in-portfolio, net	249,607	-	24,106,359	(219,975)	24,135,991
FDIC loss share asset	-	-	1,915,128	-	1,915,128
Premises and equipment, net	2,533	118	535,835	-	538,486
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	172,497	-	172,497
Other real estate covered under loss
sharing agreements with the FDIC	-	-	109,135	-	109,135
Accrued income receivable	1,512	113	123,859	(275)	125,209
Mortgage servicing assets, at fair value	-	-	151,323	-	151,323
Other assets	217,877	13,222	1,261,324	(30,030)	1,462,393
Goodwill	-	-	648,350	-	648,350
Other intangible assets	554	-	63,400	-	63,954
Total assets	$4,739,524	$1,646,742	$37,061,107	$(6,098,941)	$37,348,432
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$5,688,643	$(33,169)	$5,655,474
Interest bearing	-	-	22,287,448	(795)	22,286,653
Total deposits	-	-	27,976,091	(33,964)	27,942,127
Assets sold under agreements to repurchase	-	-	2,165,157	(24,060)	2,141,097
Other short-term borrowings	-	30,500	459,600	(193,900)	296,200
Notes payable	760,849	427,297	668,226	-	1,856,372
Subordinated notes	-	-	185,000	(185,000)	-
Other liabilities	59,922	42,269	1,138,702	(47,010)	1,193,883
Total liabilities	820,771	500,066	32,592,776	(483,934)	33,429,679
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,026	2	55,627	(55,629)	1,026
Surplus	4,115,371	4,103,208	5,859,773	(9,954,454)	4,123,898
Accumulated deficit	(204,199)	(3,013,481)	(1,403,925)	4,408,879	(212,726)
Treasury stock, at cost	(1,057)	-	-	-	(1,057)
Accumulated other comprehensive
(loss) income, net of tax	(42,548)	56,947	(43,144)	(13,803)	(42,548)
Total stockholders' equity	3,918,753	1,146,676	4,468,331	(5,615,007)	3,918,753
Total liabilities and stockholders' equity	$4,739,524	$1,646,742	$37,061,107	$(6,098,941)	$37,348,432

Schedule of Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations

	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$5,000	$-	$-	$(5,000)	$-
Loans	6,733	-	1,556,677	(5,013)	1,558,397
Money market investments	14	25	3,707	(43)	3,703
Investment securities	16,291	322	163,179	(13,011)	166,781
Trading account securities	-	-	22,824	-	22,824
Total interest and dividend income	28,038	347	1,746,387	(23,067)	1,751,705
Interest Expense:
Deposits	-	-	184,241	(152)	184,089
Short-term borrowings	6	151	50,058	(3,410)	46,805
Long-term debt	95,892	32,183	31,765	(11,648)	148,192
Total interest expense	95,898	32,334	266,064	(15,210)	379,086
Net interest (expense) income	(67,860)	(31,987)	1,480,323	(7,857)	1,372,619
Provision for loan losses- non-covered loans	404	-	333,698	-	334,102
Provision for loan losses- covered loans	-	-	74,839	-	74,839
Net interest (expense) income
after provision for loan losses	(68,264)	(31,987)	1,071,786	(7,857)	963,678
Service charges on deposit accounts	-	-	183,026	-	183,026
Other service fees	-	-	271,859	(15,314)	256,545
Net loss on sale and valuation adjustments of
investment securities	-	-	(1,707)	-	(1,707)
Trading account profit (loss)	214	-	(17,896)	-	(17,682)
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	48,765	-	48,765
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(21,198)	-	(21,198)
FDIC loss share expense	-	-	(56,211)	-	(56,211)
Other operating income	41,966	707	85,580	(53,449)	74,804
Total non-interest income	42,180	707	492,218	(68,763)	466,342
Operating Expenses:
Personnel costs	29,779	-	435,923	-	465,702
Net occupancy expenses	3,434	3	93,822	3,193	100,452
Equipment expenses	3,831	-	41,459	-	45,290
Other taxes	2,209	-	47,911	-	50,120
Professional fees	11,042	42	273,997	(73,191)	211,890
Communications	464	-	26,370	-	26,834
Business promotion	1,823	-	59,753	-	61,576
FDIC deposit insurance	-	-	85,697	-	85,697
Loss on early extinguishment of debt	-	-	25,196	-	25,196
Other real estate owned (OREO) expenses	-	-	23,520	-	23,520
Other operating expenses	(50,877)	441	157,242	(2,007)	104,799
Amortization of intangibles	-	-	10,072	-	10,072
Total operating expenses	1,705	486	1,280,962	(72,005)	1,211,148
(Loss) income before income tax
and equity in earnings of subsidiaries	(27,789)	(31,766)	283,042	(4,615)	218,872
Income tax expense (benefit)	1,702	-	(28,147)	42	(26,403)
(Loss) income before equity in
earnings of subsidiaries	(29,491)	(31,766)	311,189	(4,657)	245,275
Equity in undistributed earnings of
subsidiaries	274,766	32,883	-	(307,649)	-
Net Income	$245,275	$1,117	$311,189	$(312,306)	$245,275
Comprehensive income (loss), net of tax	$184,955	$(5,444)	$248,507	$(243,063)	$184,955

Condensed Consolidating Statement of Operations

	Year ended December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$20,000	$-	$-	$(20,000)	$-
Loans	8,913	-	1,692,065	(6,621)	1,694,357
Money market investments	8	4	3,646	(62)	3,596
Investment securities	16,224	322	200,279	(12,884)	203,941
Trading account securities	-	-	35,607	-	35,607
Total interest income	45,145	326	1,931,597	(39,567)	1,937,501
Interest Expense:
Deposits	-	-	269,798	(311)	269,487
Short-term borrowings	50	883	59,230	(4,905)	55,258
Long-term debt	94,565	31,438	66,409	(11,648)	180,764
Total interest expense	94,615	32,321	395,437	(16,864)	505,509
Net interest (expense) income	(49,470)	(31,995)	1,536,160	(22,703)	1,431,992
Provision for loan losses- non-covered loans	-	-	430,085	-	430,085
Provision for loan losses- covered loans	-	-	145,635	-	145,635
Net interest (expense) income
after provision for loan losses	(49,470)	(31,995)	960,440	(22,703)	856,272
Service charges on deposit accounts	-	-	184,940	-	184,940
Other service fees	-	-	255,668	(15,948)	239,720
Net gain on sale and valuation adjustments of
investment securities	-	-	10,844	-	10,844
Trading account profit	-	-	5,897	-	5,897
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	30,891	-	30,891
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(33,068)	-	(33,068)
FDIC loss share income	-	-	66,791	-	66,791
Fair value change in equity appreciation instrument	-	-	8,323	-	8,323
Other operating income (loss)	23,145	(499)	75,065	(51,772)	45,939
Total non-interest income (loss)	23,145	(499)	605,351	(67,720)	560,277
Operating Expenses:
Personnel costs	28,524	-	424,846	-	453,370
Net occupancy expenses	3,396	3	95,459	3,461	102,319
Equipment expenses	3,210	-	40,630	-	43,840
Other taxes	2,269	-	49,616	-	51,885
Professional fees	10,820	11	256,994	(72,883)	194,942
Communications	421	10	26,684	-	27,115
Business promotion	1,894	-	53,173	-	55,067
FDIC deposit insurance	-	-	93,728	-	93,728
Loss on early extinguishment of debt	8,000	-	693	-	8,693
Other real estate owned (OREO) expenses	-	-	21,778	-	21,778
Other operating expenses	(49,468)	443	139,209	(2,278)	87,906
Amortization of intangibles	-	-	9,654	-	9,654
Total operating expenses	9,066	467	1,212,464	(71,700)	1,150,297
(Loss) income before income tax
and equity in earnings of subsidiaries	(35,391)	(32,961)	353,327	(18,723)	266,252
Income tax expense (benefit)	2,786	(955)	112,588	508	114,927
(Loss) income before equity in
earnings of subsidiaries	(38,177)	(32,006)	240,739	(19,231)	151,325
Equity in undistributed earnings of subsidiaries	189,502	19,206	-	(208,708)	-
Net Income (Loss)	$151,325	$(12,800)	$240,739	$(227,939)	$151,325
Comprehensive income, net of tax	$114,738	$18,812	$203,779	$(222,591)	$114,738

Condensed Consolidating Statement of Operations

	Year ended December 31, 2010
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$168,100	$-	$-	$(168,100)	$-
Loans	7,627	-	1,675,477	(6,370)	1,676,734
Money market investments	55	2	5,383	(56)	5,384
Investment securities	23,579	322	235,552	(21,243)	238,210
Trading account securities	-	-	27,918	-	27,918
Total interest and dividend income	199,361	324	1,944,330	(195,769)	1,948,246
Interest Expense:
Deposits	-	-	350,928	(47)	350,881
Short-term borrowings	46	510	65,550	(5,828)	60,278
Long-term debt	111,763	30,586	121,309	(21,436)	242,222
Total interest expense	111,809	31,096	537,787	(27,311)	653,381
Net interest income (expense)	87,552	(30,772)	1,406,543	(168,458)	1,294,865
Provision for loan losses- non-covered loans	-	-	1,011,880	-	1,011,880
Net interest income (expense)
after provision for loan losses	87,552	(30,772)	394,663	(168,458)	282,985
Service charges on deposit accounts	-	-	195,803	-	195,803
Other service fees	-	-	382,350	(4,846)	377,504
Net gain on sale and valuation adjustments of
investment securities	-	-	3,992	-	3,992
Trading account profit	-	-	16,404	-	16,404
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	15,874	-	15,874
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(72,013)	-	(72,013)
FDIC loss share expense	-	-	(25,751)	-	(25,751)
Fair value change in equity appreciation instrument	-	-	42,555	-	42,555
Gain on sale of processing and technology business	640,802	-	-	-	640,802
Other operating income (loss)	3,282	(3,980)	112,353	(18,632)	93,023
Total non-interest income (loss)	644,084	(3,980)	671,567	(23,478)	1,288,193
Operating Expenses:
Personnel costs	22,575	-	492,022	(399)	514,198
Net occupancy expenses	2,941	3	112,274	985	116,203
Equipment expenses	2,887	-	82,964	-	85,851
Other taxes	1,816	-	48,792	-	50,608
Professional fees	31,590	11	154,369	(19,865)	166,105
Communications	481	14	38,410	-	38,905
Business promotion	1,275	-	45,396	-	46,671
FDIC deposit insurance	-	-	67,644	-	67,644
Loss on early extinguishment of debt	15,750	-	23,037	-	38,787
Other real estate owned (OREO) expenses	19	-	46,770	-	46,789
Other operating expenses	(27,661)	432	173,591	(1,749)	144,613
Amortization of intangibles	-	-	9,173	-	9,173
Total operating expenses	51,673	460	1,294,442	(21,028)	1,325,547
Income (loss) before income tax
and equity in losses of subsidiaries	679,963	(35,212)	(228,212)	(170,908)	245,631
Income tax expense (benefit)	80,444	(296)	28,344	(262)	108,230
Income (loss) before equity in
losses of subsidiaries	599,519	(34,916)	(256,556)	(170,646)	137,401
Equity in undistributed losses of subsidiaries	(462,118)	(338,246)	-	800,364	-
Net Income (Loss)	$137,401	$(373,162)	$(256,556)	$629,718	$137,401
Comprehensive income (loss), net of tax	$160,649	$(357,611)	$(233,531)	$(591,142)	$160,649

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$245,275	$1,117	$311,189	$(312,306)	$245,275

Adjustments to reconcile net income to net
cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(274,766)	(32,883)	-	307,649	-
Provision for loan losses	404	-	408,537	-	408,941
Amortization of intangibles	-	-	10,072	-	10,072
Depreciation and amortization of premises and
equipment	653	3	46,080	-	46,736
Net accretion of discounts and amortization
of premiums and deferred fees	29,058	112	(66,582)	(487)	(37,899)
Fair value adjustments on mortgage servicing rights	-	-	17,406	-	17,406
FDIC loss share expense	-	-	56,211	-	56,211
Amortization of prepaid FDIC assessment	-	-	32,778	-	32,778
Adjustments (expense) to indemnity reserves on
loans sold	-	-	21,198	-	21,198
Earnings from investments under the equity
method	(40,505)	(706)	(32,267)	-	(73,478)
Deferred income tax benefit	(14,109)	-	(121,424)	42	(135,491)
Loss (gain) on:
Disposition of premises and equipment	2	-	(8,621)	-	(8,619)
Sale and valuation adjustments of investment
securities	-	-	1,707	-	1,707
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(48,765)	-	(48,765)
Sale of other assets	-	-	(2,545)	-	(2,545)
Acquisitions of loans held-for-sale	-	-	(417,108)	-	(417,108)
Proceeds from sale of loans held-for-sale	-	-	325,014	-	325,014
Net disbursements on loans held-for-sale	-	-	(1,233,240)	-	(1,233,240)
Net (increase) decrease in:
Trading securities	(1,259)	-	1,389,169	-	1,387,910
Accrued income receivable	(163)	-	(405)	49	(519)
Other assets	8,859	313	(16,483)	(16,590)	(23,901)
Net increase (decrease) in:
Interest payable	-	(126)	(9,091)	53	(9,164)
Pension and other postretirement benefits
obligations	-	-	(40,241)	-	(40,241)
Other liabilities	2,581	(25)	(473)	(235)	1,848
Total adjustments	(289,245)	(33,312)	310,927	290,481	278,851
Net cash (used in) provided by operating activities	(43,970)	(32,195)	622,116	(21,825)	524,126

Cash flows from investing activities:
Net decrease (increase) in money market investments	23,665	(315)	290,990	(23,746)	290,594
Purchases of investment securities:
Available-for-sale	-	-	(1,843,922)	-	(1,843,922)
Held-to-maturity	-	-	(25,792)	-	(25,792)
Other	-	-	(212,419)	-	(212,419)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,636,723	-	1,636,723
Held-to-maturity	-	-	9,751	-	9,751
Other	-	-	206,856	-	206,856
Proceeds from sale of investment securities:
Available for sale	-	-	52,058	-	52,058
Net (disbursements) repayments on loans	(36,262)	-	628,963	36,305	629,006
Proceeds from sale of loans	-	-	68,396	-	68,396
Acquisition of loan portfolios	-	-	(1,357,628)	-	(1,357,628)
Payments received from FDIC under loss
sharing agreements	-	-	462,016	-	462,016
Return of capital from equity method investments	150,194	1,002	-	-	151,196
Capital contribution to subsidiary	(103,500)	-	-	103,500	-
Mortgage servicing rights purchased	-	-	(2,231)	-	(2,231)
Acquisition of premises and equipment	(691)	-	(54,208)	-	(54,899)
Proceeds from sale of:
Premises and equipment	73	-	19,768	-	19,841
Other productive assets	-	-	1,026	-	1,026
Foreclosed assets	-	-	206,070	-	206,070
Net cash provided by investing activities	33,479	687	86,417	116,059	236,642

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(991,097)	21,501	(969,596)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(148,405)	24,060	(124,345)
Other short-term borrowings	-	(30,500)	406,900	(36,400)	340,000
Payments of notes payable	-	(41,800)	(173,098)	-	(214,898)
Proceeds from issuance of notes payable	-	-	106,923	-	106,923
Proceeds from issuance of common stock	9,402	-	-	-	9,402
Dividends paid to parent company	-	-	(5,000)	5,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Treasury stock acquired	(450)	-	-	-	(450)
Capital contribution from parent	-	103,500	-	(103,500)	-
Net cash provided by (used in) financing activities	5,229	31,200	(803,777)	(89,339)	(856,687)
Net decrease in cash and due from banks	(5,262)	(308)	(95,244)	4,895	(95,919)
Cash and due from banks at beginning of period	6,365	932	534,796	(6,811)	535,282
Cash and due from banks at end of period	$1,103	$624	$439,552	$(1,916)	$439,363

	Year ended December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$151,325	$(12,800)	$240,739	$(227,939)	$151,325

Adjustments to reconcile net income (loss) to net cash
(used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(189,502)	(19,206)	-	208,708	-
Provision for loan losses	-	-	575,720	-	575,720
Amortization of intangibles	-	-	9,654	-	9,654
Depreciation and amortization of premises and
equipment	750	3	45,693	-	46,446
Net accretion of discounts and amortization
of premiums and deferred fees	25,042	176	(137,614)	(650)	(113,046)
Impairment losses on net assets to be disposed of	-	-	4,255	-	4,255
Fair value adjustments on mortgage servicing rights	-	-	37,061	-	37,061
Fair value change in equity appreciation instrument	-	-	(8,323)	-	(8,323)
FDIC loss share income	-	-	(66,791)	-	(66,791)
Amortization of prepaid FDIC assessment	-	-	93,728	-	93,728
Adjustments (expense) to indemnity reserves on
loans sold	-	-	33,068	-	33,068
(Earnings) losses from investments under the equity
method	(14,186)	500	(20,083)	-	(33,769)
Deferred income tax expense (benefit)	13,965	(932)	(7,679)	508	5,862
Loss (gain) on:
Disposition of premises and equipment	7	-	(5,533)	-	(5,526)
Sale and valuation adjustments of investment
securities	-	-	(10,844)	-	(10,844)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(30,891)	-	(30,891)
Sale of equity method investments	(5,493)	-	(11,414)	-	(16,907)
Acquisitions of loans held-for-sale	-	-	(346,004)	-	(346,004)
Proceeds from sale of loans held-for-sale	-	-	165,335	-	165,335
Net disbursements on loans held-for-sale	-	-	(793,094)	-	(793,094)
Net (increase) decrease in:
Trading securities	-	-	1,143,029	-	1,143,029
Accrued income receivable	(2)	-	25,240	211	25,449
Other assets	6,808	2,316	6,085	7,120	22,329
Net increase (decrease) in:
Interest payable	(3,467)	(56)	(8,949)	1	(12,471)
Pension and other postretirement benefits
obligations	-	-	(111,288)	-	(111,288)
Other liabilities	(84,434)	(2,354)	(2,901)	2,055	(87,634)
Total adjustments	(250,512)	(19,553)	577,460	217,953	525,348
Net cash (used in) provided by operating activities	(99,187)	(32,353)	818,199	(9,986)	676,673

Cash flows from investing activities:
Net increase in money market investments	(42,237)	(291)	(378,703)	24,352	(396,879)
Purchases of investment securities:
Available-for-sale	-	-	(1,357,080)	-	(1,357,080)
Held-to-maturity	(37,093)	-	(37,445)	-	(74,538)
Other	-	-	(172,775)	-	(172,775)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,360,386	-	1,360,386
Held-to-maturity	62,980	-	4,256	-	67,236
Other	-	-	154,114	-	154,114
Proceeds from sale of investment securities:
Available for sale	-	-	262,443	-	262,443
Other	-	-	5,094	-	5,094
Net repayments on loans	226,415	-	1,130,350	(220,707)	1,136,058
Proceeds from sale of loans	-	-	293,109	-	293,109
Acquisition of loan portfolios	-	-	(1,131,388)	-	(1,131,388)
Payments received from FDIC under loss
sharing agreements	-	-	561,111	-	561,111
Cash paid related to business acquisitions	-	-	(855)	-	(855)
Net proceeds from sale of equity method
investments	(10,690)	-	42,193	-	31,503
Capital contribution to subsidiary	-	-	(37,000)	37,000	-
Mortgage servicing rights purchased	-	-	(1,732)	-	(1,732)
Acquisition of premises and equipment	(594)	-	(49,449)	-	(50,043)
Proceeds from sale of:
Premises and equipment	135	-	14,804	-	14,939
Foreclosed assets	-	-	198,490	-	198,490
Net cash provided by (used in) investing activities	198,916	(291)	859,923	(159,355)	899,193

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	1,192,089	(12,146)	1,179,943
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(247,393)	(24,060)	(271,453)
Other short-term borrowings	-	(2,000)	(284,322)	218,300	(68,022)
Payments of notes payable	(100,000)	(3,000)	(2,666,477)	-	(2,769,477)
Proceeds from issuance of notes payable	-	-	432,568	-	432,568
Proceeds from issuance of common stock	7,690	-	-	-	7,690
Dividends paid to parent company	-	-	(20,000)	20,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Treasury stock acquired	(483)	-	-	-	(483)
Return of capital	1,514	-	(1,514)	-	-
Capital contribution from parent	-	37,000	-	(37,000)	-
Net cash (used in) provided by financing activities	(95,002)	32,000	(1,595,049)	165,094	(1,492,957)
Net increase (decrease) in cash and due from banks	4,727	(644)	83,073	(4,247)	82,909
Cash and due from banks at beginning of period	1,638	1,576	451,723	(2,564)	452,373
Cash and due from banks at end of period	$6,365	$932	$534,796	$(6,811)	$535,282

	Year ended December 31, 2010
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$137,401	$(373,162)	$(256,556)	$629,718	$137,401

Adjustments to reconcile net income (loss) to net cash
provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	462,118	338,246	-	(800,364)	-
Provision for loan losses	-	-	1,011,880	-	1,011,880
Amortization of intangibles	-	-	9,173	-	9,173
Depreciation and amortization of premises and
equipment	785	3	58,073	-	58,861
Net accretion of discounts and amortization of
premiums and deferred fees	21,282	275	(275,786)	(650)	(254,879)
Fair value adjustments of mortgage servicing rights	-	-	22,859	-	22,859
Fair value change in equity appreciation instrument	-	-	(42,555)	-	(42,555)
FDIC loss share expense	-	-	25,751	-	25,751
Amortization of prepaid FDIC assessment	-	-	67,644	-	67,644
Adjustments (expense) to indemnity reserves on
loans sold	-	-	72,013	-	72,013
(Earnings) losses from investments under the
equity method	(3,402)	3,981	(24,161)	-	(23,582)
Earnings from changes in fair value related to
Deferred income tax expense (benefit)	8,831	-	(23,392)	2,434	(12,127)
Loss (gain) on:
Disposition of premises and equipment	2	-	(1,814)	-	(1,812)
Sale and valuation adjustment of investment
securities	-	-	(3,992)	-	(3,992)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(15,874)	-	(15,874)
Sale of processing and technology business,
net of transaction costs	(616,186)	-	-	-	(616,186)
Acquisitions of loans held-for-sale	-	-	(307,629)	-	(307,629)
Proceeds from sale of loans held-for-sale	-	-	81,370	-	81,370
Net disbursements on loans held-for-sale	-	-	(735,095)	-	(735,095)
Net (increase) decrease in:
Trading securities	-	-	721,398	-	721,398
Accrued income receivable	(1,390)	20	12,614	71	11,315
Other assets	7,866	2,077	30,469	(30,252)	10,160
Net increase (decrease) in:
Interest payable	(528)	81	(29,071)	(44)	(29,562)
Pension and other postretirement benefits
obligations	-	-	(11,060)	-	(11,060)
Other liabilities	42,578	1,540	(59,220)	2,789	(12,313)
Total adjustments	(78,044)	346,223	583,595	(826,016)	25,758
Net cash provided by (used in) operating activities	59,357	(26,939)	327,039	(196,298)	163,159

Cash flows from investing activities:
Net decrease (increase) in money market
investments	49	(23)	119,692	23	119,741
Purchases of investment securities:
Available-for-sale	(35,000)	-	(746,192)	17,150	(764,042)
Held-to-maturity	(52,796)	-	(44,392)	-	(97,188)
Other	-	-	(64,591)	-	(64,591)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,865,879	-	1,865,879
Held-to-maturity	297,747	-	135,382	(245,000)	188,129
Other	-	-	123,836	-	123,836
Proceeds from sale of investment securities:
Available for sale	-	-	397,086	-	397,086
Net (disbursements) repayments on loans	(366,450)	-	1,592,070	313,626	1,539,246
Proceeds from sale of loans	-	-	34,011	-	34,011
Acquisition of loan portfolios	-	-	(256,406)	-	(256,406)
Cash received from business acquisitions	-	-	261,311	-	261,311
Net proceeds from sale of processing and
technology business	617,976	-	24,346	-	642,322
Capital contribution to subsidiary	(1,345,000)	(745,000)	(745,000)	2,835,000	-
Mortgage servicing rights purchased	-	-	(1,041)	-	(1,041)
Acquisition of premises and equipment	(890)	-	(65,965)	-	(66,855)
Proceeds from sale of:
Premises and equipment	183	-	14,277	-	14,460
Foreclosed assets	74	-	141,162	-	141,236
Net cash (used in) provided by investing activities	(884,107)	(745,023)	2,785,465	2,920,799	4,077,134

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(1,590,435)	36,949	(1,553,486)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(163,840)	(56,400)	(220,240)
Other short-term borrowings	(24,225)	31,800	636,696	(287,375)	356,896
Payments of notes payable	(250,000)	(4,000)	(4,253,578)	247,000	(4,260,578)
Proceeds from issuance of notes payable	-	-	110,870	231	111,101
Proceeds from issuance of common stock	153	-	-	-	153
Net proceeds from issuance of depository shares	1,100,155	-	-	1,618	1,101,773
Dividends paid to parent company	-	-	(168,100)	168,100	-
Dividends paid	(310)	-	-	-	(310)
Treasury stock acquired	(559)	-	-	-	(559)
Capital contribution from parent	-	745,000	2,090,000	(2,835,000)	-
Net cash provided by (used in) financing activities	825,214	772,800	(3,338,387)	(2,724,877)	(4,465,250)
Net increase (decrease) in cash and due from banks	464	838	(225,883)	(376)	(224,957)
Cash and due from banks at beginning of period	1,174	738	677,606	(2,188)	677,330
Cash and due from banks at end of period	$1,638	$1,576	$451,723	$(2,564)	$452,373

Nature of Operations - Additional Information (Detail) (E V E R T E C Inc [Member])	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2010
E V E R T E C Inc [Member]
Nature Of Operations [Line Items]
Percentage Of Ownership Interests Sold	51.50%	51.00%	51.00%
Equity Method Investment Ownership Percentage	48.50%	49.00%	49.00%

Summary of significant accounting policies - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Dec. 31, 2012 Banco Popular De Puerto Rico [Member]	Mar. 31, 2012 Banco Popular De Puerto Rico [Member]	Mar. 31, 2012 Banco Popular North America [Member]	Dec. 31, 2012 Maximum Member	Dec. 31, 2012 Minimum Member	Dec. 31, 2012 Mortgages	Dec. 31, 2011 Mortgages	Mar. 31, 2011 PUERTO RICO	Dec. 31, 2012 PUERTO RICO	Dec. 31, 2011 PUERTO RICO	Dec. 31, 2010 PUERTO RICO	Mar. 31, 2011 PUERTO RICO Net [Member]	Dec. 31, 2011 PUERTO RICO Net [Member]	Dec. 31, 2012 Federal Deposit Insurance Corporation [Member]
Significant Accounting Policies [Line Items]
Minimum Ownership Amount To Be Accounted As Equity Method	at least 20% ownership
Maximum Ownership Amount To Be Accounted As Cost Method	less than 20% ownership
Period Of Unpaid Interest Or Principal For Loans Reported As Past Due	unpaid for 30 days or more
Period In Arrears On Payments Of Principal Or Interest For Discontinuation Of Recognition Of Interest Income On Commercial And Construction Loans	90 days or more in arrears
Period Of Past Due Principal And Interest For Charging Off The Impaired Portion Of Secured Loans	not later than 365 days past due
Time Period Past Due For Charging Off Commercial Unsecured Loans	no later than 180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Mortgage Loans	90 days or more in arrears
Time Period Past Due For Charging Off The Impaired Portion Of Mortgage Loans	180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Close End Consumer Loans And Home Equity Lines Of Credit	90 days or more in arrears
Time Period In Arrears For Discontinuing Interest Income Recognition On Lease Financing	90 days or more in arrears
Time Period In Arrears For Charging Off Close End Consumer Loans And Leases	120 days in arrears
Time Period In Arrears For Charging Off Open End Consumer Loans	180 days in arrears
Time Period Past Due For Charging Off Consumer Overdrafts	no later than 60 days past their due date
Period Of Sustained Performance To Discontinue Non Accrual Status	at least six months
Period Of Sustained Performance To Discontinue Non Accrual Status For Loans Providing Quarterly Or Semi Annual Payments	one year
Oustanding Debt Amount For Specific Impariment Of Loan	outstanding debt of $1 million or more
Period Past Due Of Interest Or Principal For Specific Impairment	90 days or more past due
Outstanding Debt Amount And Time Period For General Reserve	below the $1 million threshold and are still 90 days past due
Percent Of Remaining Principal Balance Of Delinquent Loan Repurchase Allowed	100% of the remaining principal balance of the loan
Book Value Of O R E O Appraisals Updated Annually	greater than $1 million
Book Value Of O R E O Appraisals Updated Every Two Years	lower than $1 million
Finite-Lived Intangible Assets, Useful Life							10 years 0 months 0 days	4 years 0 months 0 days
Financing Receivable Allowance For Credit Losses Other Adjustments	$ (34,000)	$ 1,101,000							$ 0	$ 13,807,000	$ 13,800,000
Financing Receivable Allowance For Credit Losses Out Of Period Recovery Adjustment											10,700,000
Income Tax Reconciliation Change In Enacted Tax Rate											103,287,000	0	103,287,000	0
Income Tax Reconciliation Prior Year Income Taxes															53,600,000	53,600,000
Net Impact Revisions			24,800,000
Change Allowance For Loan Losses Change In Methodology			40,500,000
Change Due Environmental Factor Reserves			15,700,000
Stockholders Equity Reverse Stock Split Conversion Ratio	1-for-10
Loss Sharing Agreement Allocation Percentage				80.00%													80.00%
Change Allowance For Loan Losses Loan Groupings			7,900,000		1,800,000	9,700,000
Look Back Period Recent Trends Previous	6
Look Back Period Recent Trends Current	12
Change Allowance For Loan Losses Look Back Period			28,100,000		24,000,000	4,100,000
Change Allowance For Loan Losses Additional Enhancements			$ 4,500,000		$ 600,000	$ 3,900,000
Trend Factor Base Loss Commercial Construction Legacy	12
Trend Factor Base Loss Consumer Mortgage	6

Fair values of major classes of identifiable assets acquired and liabilities assumed (Detail) (Westernbank Puerto Rico [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	$ 2,425,929
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	8,362,491
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	8,362,491
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	45,755
Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	358,132
Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	58,610
Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	5,200,457
Real Estate Acquired in Satisfaction of Debt [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	52,080
Core Deposits Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	24,415
Notes Receivable [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	111,101
Other Assets Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	44,926
Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	86,841
Deposits Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	2,391,635
Notes Payable, Other Payables [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	5,770,495
Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	52,500
Loan Origination Commitments [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	88,181
Other Liabilities Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	13,925
Preliminary Allocation [Member]
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	0
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	9,142,359
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	2,394,095
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	0
Preliminary Allocation [Member] | Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	358,132
Preliminary Allocation [Member] | Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	58,610
Preliminary Allocation [Member] | Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	8,554,744
Preliminary Allocation [Member] | Real Estate Acquired in Satisfaction of Debt [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	125,947
Preliminary Allocation [Member] | Core Deposits Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	0
Preliminary Allocation [Member] | Notes Receivable [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Preliminary Allocation [Member] | Other Assets Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	44,926
Preliminary Allocation [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Preliminary Allocation [Member] | Deposits Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	2,380,170
Preliminary Allocation [Member] | Notes Payable, Other Payables [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Preliminary Allocation [Member] | Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Preliminary Allocation [Member] | Loan Origination Commitments [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Preliminary Allocation [Member] | Other Liabilities Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	13,925
Fair Value Adjustment [Member]
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	2,425,929
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	(890,969)
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	145,401
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	45,755
Fair Value Adjustment [Member] | Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	(3,354,287)
Fair Value Adjustment [Member] | Real Estate Acquired in Satisfaction of Debt [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	(73,867)
Fair Value Adjustment [Member] | Core Deposits Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	24,415
Fair Value Adjustment [Member] | Notes Receivable [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Other Assets Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	86,841
Fair Value Adjustment [Member] | Deposits Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	11,465
Fair Value Adjustment [Member] | Notes Payable, Other Payables [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Fair Value Adjustment [Member] | Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Fair Value Adjustment [Member] | Loan Origination Commitments [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	88,181
Fair Value Adjustment [Member] | Other Liabilities Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Other Adjustments [Member]
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	0
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	111,101
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	5,822,995
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	0
Other Adjustments [Member] | Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Real Estate Acquired in Satisfaction of Debt [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Core Deposits Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	0
Other Adjustments [Member] | Notes Receivable [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	111,101
Other Adjustments [Member] | Other Assets Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Deposits Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Other Adjustments [Member] | Notes Payable, Other Payables [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	5,770,495
Other Adjustments [Member] | Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	52,500
Other Adjustments [Member] | Loan Origination Commitments [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Other Adjustments [Member] | Other Liabilities Member
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	$ 0

Fair values of major classes of identifiable assets acquired and liabilities assumed (Parenthetical) (Detail) (Unamortized Premium [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Unamortized Premium [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	$ 12,411

Business combination - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 D units
Business Acquisition [Line Items]
Equity Appreciation Instrument Units	50
Equity Appreciation Instrument Exercise Price	$ 3.43
True Up Payment Term	45
Intrinsic Loss Estimate	4,600,000,000
Percent Calculation Intrinsic Loss Estimate	925,000,000
Calculation Percent Asset Discount Per Bid	$ 1,100,000,000
Servicing Amount Period Trueup Payment	twelve-month period
Banco Popular De Puerto Rico [Member]
Business Acquisition [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%
Payment Percentage True Up Payment [Member]
Business Acquisition [Line Items]
Fixed Percentage True Up Payment	50.00%
Intrinsic Loss Estimate Trueup Payment [Member]
Business Acquisition [Line Items]
Fixed Percentage True Up Payment	20.00%
Asset Discount Trueup Payment [Member]
Business Acquisition [Line Items]
Fixed Percentage True Up Payment	25.00%
Cumulative Shared Loss Payments Trueup Payment [Member]
Business Acquisition [Line Items]
Fixed Percentage True Up Payment	25.00%
Servicing Percentage Trueup Payment [Member]
Business Acquisition [Line Items]
Fixed Percentage True Up Payment	1.00%
Federal Deposit Insurance Corporation [Member]
Business Acquisition [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%

Restrictions on cash and due from banks and certain securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Average Reserve Required With Federal Reserve Bank	$ 952	$ 838
Restricted Cash And Cash Equivalents	$ 41	$ 38

Securities purchased under agreements to resell (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Purchased Under Agreements To Resell [Line Items]
Repledged	$ 227,245	$ 274,829
Not repledged	13,234	8,608
Total	$ 240,479	$ 283,437

Classification and carrying amount of pledged assets, in which the secured parties are not permitted to sell or repledge the collateral (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total pledged assets	$ 10,442,902	$ 10,496,205
Available For Sale Securities Member
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	1,606,683	1,894,651
Held To Maturity Securities Member
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	25,000	25,000
Loans Held For Sale [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	132	5,286
Loans Held For Investment [Member] | Covered Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	452,631	0
Loans Held For Investment [Member] | Non Covered Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	$ 8,358,456	$ 8,571,268

Pledged assets - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Other Arrangements	$ 300,000,000	$ 400,000,000
Federal Home Loan Bank Advances General Debt Obligations Disclosures Amount Of Available Unused Funds	2,800,000,000	2,000,000,000
Financial Instruments Owned and Pledged as Collateral, Amount Eligible to be Repledged by Counterparty	133,000,000	68,000,000
Federal Reserve Bank Advances [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Line Of Credit Facility Current Borrowing Capacity	3,100,000,000	2,600,000,000
Securities Investment Member
Financial Instruments Owned and Pledged as Collateral [Line Items]
Financial Instruments served as collateral to secure debt obligations	1,200,000,000	1,400,000,000
Loans Held For Investment [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Other Arrangements	4,700,000,000	4,000,000,000
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Federal Home Loan Bank Debt	$ 3,800,000,000	$ 3,200,000,000

Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 4,911,736	$ 4,779,077
Gross Unrealized Gains	173,990	238,461
Gross Unrealized Losses	1,525	7,715
Fair Value	5,084,201	5,009,823
Weighted Average Yield	2.94%	3.58%
Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	472,845
Fair Value	480,518
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	219,424
Fair Value	224,555
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	601,567
Fair Value	615,878
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,611,393
Fair Value	3,755,844
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,254	34,980
Gross Unrealized Gains	2,984	3,688
Gross Unrealized Losses	0	0
Fair Value	37,238	38,668
Weighted Average Yield	3.39%	3.35%
US Treasury Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,018	0
Gross Unrealized Gains	20	0
Gross Unrealized Losses	0	0
Fair Value	7,038	0
Weighted Average Yield	1.67%	0.00%
US Treasury Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27,236	34,980
Gross Unrealized Gains	2,964	3,688
Gross Unrealized Losses	0	0
Fair Value	30,200	38,668
Weighted Average Yield	3.83%	3.35%
US Treasury Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,083,976	953,836
Gross Unrealized Gains	12,934	31,710
Gross Unrealized Losses	592	0
Fair Value	1,096,318	985,546
Weighted Average Yield	2.60%	3.30%
US Government Sponsored Enterprises Debt Securities Member | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	460,319	94,492
Gross Unrealized Gains	7,614	2,382
Gross Unrealized Losses	0	0
Fair Value	467,933	96,874
Weighted Average Yield	3.82%	3.45%
US Government Sponsored Enterprises Debt Securities Member | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	167,177	655,625
Gross Unrealized Gains	2,057	25,860
Gross Unrealized Losses	0	0
Fair Value	169,234	681,485
Weighted Average Yield	1.59%	3.38%
US Government Sponsored Enterprises Debt Securities Member | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	456,480	171,633
Gross Unrealized Gains	3,263	2,969
Gross Unrealized Losses	592	0
Fair Value	459,151	174,602
Weighted Average Yield	1.74%	2.94%
US Government Sponsored Enterprises Debt Securities Member | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	32,086
Gross Unrealized Gains	0	499
Gross Unrealized Losses	0	0
Fair Value	0	32,585
Weighted Average Yield	0.00%	3.20%
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	54,252	57,504
Gross Unrealized Gains	804	1,255
Gross Unrealized Losses	75	31
Fair Value	54,981	58,728
Weighted Average Yield	4.91%	5.03%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,220	765
Gross Unrealized Gains	26	9
Gross Unrealized Losses	0	0
Fair Value	5,246	774
Weighted Average Yield	3.08%	4.97%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,254	14,824
Gross Unrealized Gains	130	283
Gross Unrealized Losses	39	31
Fair Value	6,345	15,076
Weighted Average Yield	4.65%	4.07%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,513	4,595
Gross Unrealized Gains	0	54
Gross Unrealized Losses	36	0
Fair Value	5,477	4,649
Weighted Average Yield	3.79%	5.33%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,265	37,320
Gross Unrealized Gains	648	909
Gross Unrealized Losses	0	0
Fair Value	37,913	38,229
Weighted Average Yield	5.38%	5.38%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,315,008	1,646,893
Gross Unrealized Gains	52,569	50,957
Gross Unrealized Losses	512	208
Fair Value	2,367,065	1,697,642
Weighted Average Yield	2.22%	2.83%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,927	2,424
Gross Unrealized Gains	35	49
Gross Unrealized Losses	0	0
Fair Value	4,962	2,473
Weighted Average Yield	1.48%	3.28%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	39,897	55,096
Gross Unrealized Gains	1,794	1,446
Gross Unrealized Losses	0	0
Fair Value	41,691	56,542
Weighted Average Yield	2.94%	2.64%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,270,184	1,589,373
Gross Unrealized Gains	50,740	49,462
Gross Unrealized Losses	512	208
Fair Value	2,320,412	1,638,627
Weighted Average Yield	2.21%	2.84%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,414	65,113
Gross Unrealized Gains	59	1
Gross Unrealized Losses	0	7,322
Fair Value	2,473	57,792
Weighted Average Yield	4.59%	2.30%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	5,653
Gross Unrealized Gains	0	1
Gross Unrealized Losses	0	181
Fair Value	0	5,473
Weighted Average Yield	0.00%	0.81%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,414	59,460
Gross Unrealized Gains	59	0
Gross Unrealized Losses	0	7,141
Fair Value	2,473	52,319
Weighted Average Yield	4.59%	2.44%
Collateralized Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,383,356	1,989,996
Gross Unrealized Gains	99,920	149,623
Gross Unrealized Losses	129	50
Fair Value	1,483,147	2,139,569
Weighted Average Yield	4.21%	4.27%
Collateralized Mortgage Backed Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	288	57
Gross Unrealized Gains	13	1
Gross Unrealized Losses	0	0
Fair Value	301	58
Weighted Average Yield	3.47%	3.91%
Collateralized Mortgage Backed Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,838	7,564
Gross Unrealized Gains	191	328
Gross Unrealized Losses	0	0
Fair Value	4,029	7,892
Weighted Average Yield	4.12%	3.86%
Collateralized Mortgage Backed Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	81,645	111,639
Gross Unrealized Gains	6,207	8,020
Gross Unrealized Losses	0	1
Fair Value	87,852	119,658
Weighted Average Yield	4.71%	4.66%
Collateralized Mortgage Backed Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,297,585	1,870,736
Gross Unrealized Gains	93,509	141,274
Gross Unrealized Losses	129	49
Fair Value	1,390,965	2,011,961
Weighted Average Yield	4.18%	4.25%
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,507	6,594
Gross Unrealized Gains	909	426
Gross Unrealized Losses	10	104
Fair Value	7,406	6,916
Weighted Average Yield	3.46%	2.96%
Other Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	31,969	24,161
Gross Unrealized Gains	3,811	801
Gross Unrealized Losses	207	0
Fair Value	35,573	24,962
Weighted Average Yield	7.17%	9.06%
Other Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Other Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,992	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	207	0
Fair Value	9,785	0
Weighted Average Yield	1.67%	0.00%
Other Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18,032	17,850
Gross Unrealized Gains	3,675	700
Gross Unrealized Losses	0	0
Fair Value	21,707	18,550
Weighted Average Yield	11.00%	10.99%
Other Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,945	6,311
Gross Unrealized Gains	136	101
Gross Unrealized Losses	0	0
Fair Value	$ 4,081	$ 6,412
Weighted Average Yield	3.62%	3.61%

Aggregate Amortized Cost and Fair Value of AFS by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 4,911,736	$ 4,779,077
Available For Sale Securities	5,084,201	5,009,823
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	6,507	6,594
Available For Sale Securities	7,406	6,916
Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	472,845
Available For Sale Securities	480,518
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	219,424
Available For Sale Securities	224,555
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	601,567
Available For Sale Securities	615,878
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	3,611,393
Available For Sale Securities	3,755,844
Subtotal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	4,905,229
Available For Sale Securities	$ 5,076,795

Realized gains and losses on investments securities available-for-sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	$ 65	$ 8,514	$ 3,768
Available-for-sale Securities, Gross Realized Losses	(1,684)	(130)	(6)
Available-for-sale Securities, Gross Realized Gain (Loss)	$ (1,619)	$ 8,384	$ 3,762

Fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 332,839	$ 122,731
Less than 12 months Gross Unrealized Losses	1,445	884
12 months or more Fair Value	3,065	45,807
12 months or more Gross Unrealized Losses	80	6,831
Total Fair Value	335,904	168,538
Total Gross Unrealized Losses	1,525	7,715
US Government Sponsored Enterprises Debt Securities Member
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	139,278	0
Less than 12 months Gross Unrealized Losses	592	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	139,278	0
Total Gross Unrealized Losses	592	0
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	6,229	7,817
Less than 12 months Gross Unrealized Losses	44	28
12 months or more Fair Value	2,031	191
12 months or more Gross Unrealized Losses	31	3
Total Fair Value	8,260	8,008
Total Gross Unrealized Losses	75	31
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	170,136	90,543
Less than 12 months Gross Unrealized Losses	512	208
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	170,136	90,543
Total Gross Unrealized Losses	512	208
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	13,595
Less than 12 months Gross Unrealized Losses	0	539
12 months or more Fair Value	0	44,148
12 months or more Gross Unrealized Losses	0	6,783
Total Fair Value	0	57,743
Total Gross Unrealized Losses	0	7,322
Collateralized Mortgage Backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	7,411	5,577
Less than 12 months Gross Unrealized Losses	90	14
12 months or more Fair Value	983	1,466
12 months or more Gross Unrealized Losses	39	36
Total Fair Value	8,394	7,043
Total Gross Unrealized Losses	129	50
Equity Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	5,199
Less than 12 months Gross Unrealized Losses	0	95
12 months or more Fair Value	51	2
12 months or more Gross Unrealized Losses	10	9
Total Fair Value	51	5,201
Total Gross Unrealized Losses	10	104
Other Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	9,785	0
Less than 12 months Gross Unrealized Losses	207	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	9,785	0
Total Gross Unrealized Losses	$ 207	$ 0

Name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer, in which the aggregate amortized cost exceeds 10% of stockholders' equity (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal National Mortgage Association Certificates And Obligations FNMA Member
Investment Holdings [Line Items]
Amortized Cost	$ 1,594,933	$ 1,049,315
Marketable Securities	1,634,927	1,089,069
Federal Home Loan Bank Certificates And Obligations FHLB Member
Investment Holdings [Line Items]
Amortized Cost	520,127	553,940
Marketable Securities	528,287	578,617
Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Investment Holdings [Line Items]
Amortized Cost	1,198,969	984,270
Marketable Securities	$ 1,221,863	$ 1,010,669

Investment securities available- for-sale - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds from the sale of investment securities available-for-sale	$ 52,058	$ 262,443	$ 397,086

Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 142,817	$ 125,383
Gross Unrealized Gains	1,878	825
Gross Unrealized Losses	462	954
Fair Value	144,233	125,254
Weighted Average Yield	4.82%	4.28%
Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,670
Fair Value	2,678
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	47,585
Fair Value	48,117
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	18,780
Fair Value	19,641
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	73,782
Fair Value	73,797
US Treasury Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	160
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	9
Fair Value	0	151
Weighted Average Yield	0.00%	5.45%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	160
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	9
Fair Value	0	151
Weighted Average Yield	0.00%	5.45%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	140	0
Gross Unrealized Gains	4	0
Gross Unrealized Losses	0	0
Fair Value	144	0
Weighted Average Yield	5.45%	0.00%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	140	0
Gross Unrealized Gains	4	0
Gross Unrealized Losses	0	0
Fair Value	144	0
Weighted Average Yield	5.45%	0.00%
Other Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	26,500	26,250
Gross Unrealized Gains	31	83
Gross Unrealized Losses	0	0
Fair Value	26,531	26,333
Weighted Average Yield	3.38%	3.41%
Other Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	250	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	250	0
Weighted Average Yield	0.86%	0.00%
Other Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	26,250	26,250
Gross Unrealized Gains	31	83
Gross Unrealized Losses	0	0
Fair Value	26,281	26,333
Weighted Average Yield	3.40%	3.41%
Other Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Other Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	116,177	98,973
Gross Unrealized Gains	1,843	742
Gross Unrealized Losses	462	945
Fair Value	117,558	98,770
Weighted Average Yield	5.15%	4.51%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,420	7,275
Gross Unrealized Gains	8	6
Gross Unrealized Losses	0	0
Fair Value	2,428	7,281
Weighted Average Yield	5.74%	2.24%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	21,335	11,174
Gross Unrealized Gains	520	430
Gross Unrealized Losses	19	0
Fair Value	21,836	11,604
Weighted Average Yield	3.63%	5.80%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	18,780	18,512
Gross Unrealized Gains	866	266
Gross Unrealized Losses	5	90
Fair Value	19,641	18,688
Weighted Average Yield	6.03%	5.99%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	73,642	62,012
Gross Unrealized Gains	449	40
Gross Unrealized Losses	438	855
Fair Value	$ 73,653	$ 61,197
Weighted Average Yield	5.35%	4.11%

Aggregate Amortized Cost and Fair Value of HTMS by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	$ 142,817	$ 125,383
Held To Maturity Securities Fair Value	144,233	125,254
Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	2,670
Held To Maturity Securities Fair Value	2,678
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	47,585
Held To Maturity Securities Fair Value	48,117
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	18,780
Held To Maturity Securities Fair Value	19,641
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	73,782
Held To Maturity Securities Fair Value	$ 73,797

Fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 2,365	$ 10,323
Less than 12 months Gross Unrealized Losses	35	92
12 months or more Fair Value	19,118	31,213
12 months or more Gross Unrealized Losses	427	862
Total Fair Value	21,483	41,536
Total Gross Unrealized Losses	462	954
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	2,365	10,323
Less than 12 months Gross Unrealized Losses	35	92
12 months or more Fair Value	19,118	31,062
12 months or more Gross Unrealized Losses	427	853
Total Fair Value	21,483	41,385
Total Gross Unrealized Losses	462	945
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	151
12 months or more Gross Unrealized Losses	0	9
Total Fair Value	0	151
Total Gross Unrealized Losses	0	9
US Treasury Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	0
Total Gross Unrealized Losses	0	0
Other Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	0
Total Gross Unrealized Losses	$ 0	$ 0

Composition of loans held-in-portfolio-noncovered loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	$ 20,983,192	[1]	$ 20,602,596	[1]
Commercial Multi Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,021,780		808,933
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	2,634,432		2,665,499
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	2,608,450		2,817,266
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	3,593,540		3,681,629
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	252,857		239,939
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	6,078,507		5,518,460
Finance Leases Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	540,523		548,706
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	384,217	[2]	648,409	[2]
Consumer Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	3,868,886		3,673,755
Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,198,213		1,230,029
Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	491,035		557,894
Consumer Portfolio Segment Member | Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,388,911		1,130,593
Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	561,084		518,476
Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	$ 229,643		$ 236,763

[1]	Non-covered loans held-in-portfolio at December 31, 2012 are net of $97 million in unearned income and exclude $354 million in loans held-for-sale. (December 31, 2011 - $101 million in unearned income and $363 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA reportable segment.

Composition of loans held-in-portfolio (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, unearned income	$ 96,813	$ 100,596
Loans held-for-sale	$ 354,468	$ 363,093

Composition of loans held-in-portfolio-covered loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	$ 3,755,972	$ 4,348,703
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	2,077,411	2,271,295
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	167,236	241,447
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	361,396	546,826
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	1,076,730	1,172,954
Consumer Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	$ 73,199	$ 116,181

Loans held-for-sale, by main loan categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 354,468	$ 363,093
Commercial Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	16,047	25,730
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	78,140	236,045
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	258,201	100,850
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 2,080	$ 468

Loans in non-performing status and accruing loans past-due 90 days or more by loan class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 78,140		$ 236,045
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	53		59
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,080		468
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,425,133	[1]	1,737,850	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	387,904	[1]	307,960	[2]
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	34,251		29,331
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	144,805		131,833
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	347,465		445,029
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	138,768		223,899
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	529		675
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	43,350		96,286
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	630,130		686,502
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	364,387		280,912
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,865		5,642
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	40,741		75,660
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	505		735
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	22,184		25,748
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	7,454		10,065
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	312		157
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	21,205		20,833
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	23		0
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	8,555		6,864
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,039		5,171
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	469		468
Non Covered Loans [Member] | PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,191,979	[1]	1,371,242	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	387,904	[1]	307,960	[2]
Non Covered Loans [Member] | PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	15,816		15,396
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	66,665		51,013
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	315,534		385,303
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	124,717		179,459
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	529		675
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	37,390		53,859
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	596,105		649,279
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	364,387		280,912
Non Covered Loans [Member] | PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,865		5,642
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	22,184		25,748
Non Covered Loans [Member] | PUERTO RICO | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	312		157
Non Covered Loans [Member] | PUERTO RICO | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	19,300		19,317
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	23		0
Non Covered Loans [Member] | PUERTO RICO | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	8,551		6,830
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,036		5,144
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	469		468
Non Covered Loans [Member] | UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	233,154	[1]	366,608	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0	[1]	0	[2]
Non Covered Loans [Member] | UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	18,435		13,935
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	78,140		80,820
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	31,931		59,726
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,051		44,440
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,960		42,427
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	34,025		37,223
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	40,741		75,660
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	505		735
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	7,454		10,065
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,905		1,516
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4		34
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3		27
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	$ 0		$ 0

[1]	For purposes of this table non-performing loans exclude $ 96 million in non-performing loans held-for-sale.
[2]	For purposes of this table non-performing loans exclude $ 262 million in non-performing loans held-for-sale.

Loans in non-performing status and accruing loans past-due 90 days or more by loan class (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 354,468	$ 363,093
Nonperforming Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 96	$ 262

Loans by past due status for non-covered loans held-in-portfolio (Net of unearned income) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	$ 20,983,192	[1]	$ 20,602,596	[1]
Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,021,780		808,933
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,634,432		2,665,499
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,608,450		2,817,266
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,593,540		3,681,629
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	252,857		239,939
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	6,078,507		5,518,460
Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	540,523		548,706
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	384,217	[2]	648,409	[2]
Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,868,886		3,673,755
Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,198,213		1,230,029
Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	491,035		557,894
Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,388,911		1,130,593
Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	561,084		518,476
Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	229,643		236,763
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	478,313		509,223
Financing Receivable Recorded Investment 60 To 89 Days Past Due	214,628		224,477
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,813,037		2,045,810
Total Past Due	2,505,978		2,779,510
Financing Receivable Recorded Investment Current	18,477,214		17,823,086
Loans held-in-portfolio	20,983,192		20,602,596
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	7,833		15,017
Financing Receivable Recorded Investment 60 To 89 Days Past Due	5,067		121
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	34,251		29,331
Total Past Due	47,151		44,469
Financing Receivable Recorded Investment Current	974,629		764,464
Loans held-in-portfolio	1,021,780		808,933
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	29,612		32,378
Financing Receivable Recorded Investment 60 To 89 Days Past Due	5,763		3,630
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	144,805		131,833
Total Past Due	180,180		167,841
Financing Receivable Recorded Investment Current	2,454,252		2,497,658
Loans held-in-portfolio	2,634,432		2,665,499
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	38,219		53,582
Financing Receivable Recorded Investment 60 To 89 Days Past Due	13,419		21,452
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	347,465		445,029
Total Past Due	399,103		520,063
Financing Receivable Recorded Investment Current	2,209,347		2,297,203
Loans held-in-portfolio	2,608,450		2,817,266
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	40,862		68,558
Financing Receivable Recorded Investment 60 To 89 Days Past Due	7,897		21,024
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	139,297		224,574
Total Past Due	188,056		314,156
Financing Receivable Recorded Investment Current	3,405,484		3,367,473
Loans held-in-portfolio	3,593,540		3,681,629
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	6,511		608
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		21,055
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	43,350		96,286
Total Past Due	49,861		117,949
Financing Receivable Recorded Investment Current	202,996		121,990
Loans held-in-portfolio	252,857		239,939
Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	271,839		232,666
Financing Receivable Recorded Investment 60 To 89 Days Past Due	131,442		111,755
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	994,517		967,414
Total Past Due	1,397,798		1,311,835
Financing Receivable Recorded Investment Current	4,680,709		4,206,625
Loans held-in-portfolio	6,078,507		5,518,460
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	6,493		7,927
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,555		2,301
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4,865		5,642
Total Past Due	12,913		15,870
Financing Receivable Recorded Investment Current	527,610		532,836
Loans held-in-portfolio	540,523		548,706
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	15,765		30,712
Financing Receivable Recorded Investment 60 To 89 Days Past Due	20,112		7,536
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	40,741		75,660
Total Past Due	76,618		113,908
Financing Receivable Recorded Investment Current	307,599		534,501
Loans held-in-portfolio	384,217		648,409
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	14,826		14,821
Financing Receivable Recorded Investment 60 To 89 Days Past Due	10,824		11,708
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	22,689		26,483
Total Past Due	48,339		53,012
Financing Receivable Recorded Investment Current	1,149,874		1,177,017
Loans held-in-portfolio	1,198,213		1,230,029
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	4,061		7,245
Financing Receivable Recorded Investment 60 To 89 Days Past Due	2,506		3,982
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	7,766		10,222
Total Past Due	14,333		21,449
Financing Receivable Recorded Investment Current	476,702		536,445
Loans held-in-portfolio	491,035		557,894
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	15,965		21,157
Financing Receivable Recorded Investment 60 To 89 Days Past Due	8,977		12,541
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	21,228		20,833
Total Past Due	46,170		54,531
Financing Receivable Recorded Investment Current	1,342,741		1,076,062
Loans held-in-portfolio	1,388,911		1,130,593
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	24,166		22,783
Financing Receivable Recorded Investment 60 To 89 Days Past Due	6,521		5,920
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	8,555		6,864
Total Past Due	39,242		35,567
Financing Receivable Recorded Investment Current	521,842		482,909
Loans held-in-portfolio	561,084		518,476
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,161		1,769
Financing Receivable Recorded Investment 60 To 89 Days Past Due	545		1,452
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	3,508		5,639
Total Past Due	6,214		8,860
Financing Receivable Recorded Investment Current	223,429		227,903
Loans held-in-portfolio	229,643		236,763
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	15,232,327	[3]	14,840,139	[4]
PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	115,093	[3]	123,116	[4]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,350,433	[3]	1,261,506	[4]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,042,486	[3]	2,231,426	[4]
PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,788,272	[3]	2,854,534	[4]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	212,267	[3]	160,941	[4]
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	4,948,924	[3]	4,689,483	[4]
PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	540,523	[3]	548,706	[4]
PUERTO RICO | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,234,329	[3]	2,970,427	[4]
PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	371,569		369,879
Financing Receivable Recorded Investment 60 To 89 Days Past Due	171,485		190,373
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,579,883		1,679,202
Total Past Due	2,122,937		2,239,454
Financing Receivable Recorded Investment Current	13,109,390		12,600,685
Loans held-in-portfolio			14,840,139
PUERTO RICO | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,005		435
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		121
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	15,816		15,396
Total Past Due	16,821		15,952
Financing Receivable Recorded Investment Current	98,272		107,164
Loans held-in-portfolio			123,116
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	10,580		16,584
Financing Receivable Recorded Investment 60 To 89 Days Past Due	4,454		462
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	66,665		51,013
Total Past Due	81,699		68,059
Financing Receivable Recorded Investment Current	1,268,734		1,193,447
Loans held-in-portfolio	1,350,433		1,261,506
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	28,240		39,578
Financing Receivable Recorded Investment 60 To 89 Days Past Due	13,319		21,003
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	315,534		385,303
Total Past Due	357,093		445,884
Financing Receivable Recorded Investment Current	1,685,393		1,785,542
Loans held-in-portfolio	2,042,486		2,231,426
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	27,977		46,013
Financing Receivable Recorded Investment 60 To 89 Days Past Due	5,922		17,233
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	125,246		180,134
Total Past Due	159,145		243,380
Financing Receivable Recorded Investment Current	2,629,127		2,611,154
Loans held-in-portfolio	2,788,272		2,854,534
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,243		608
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		21,055
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	37,390		53,859
Total Past Due	38,633		75,522
Financing Receivable Recorded Investment Current	173,634		85,419
Loans held-in-portfolio	212,267		160,941
PUERTO RICO | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	241,930		202,072
Financing Receivable Recorded Investment 60 To 89 Days Past Due	121,175		98,565
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	960,492		930,191
Total Past Due	1,323,597		1,230,828
Financing Receivable Recorded Investment Current	3,625,327		3,458,655
Loans held-in-portfolio	4,948,924		4,689,483
PUERTO RICO | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	6,493		7,927
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,555		2,301
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4,865		5,642
Total Past Due	12,913		15,870
Financing Receivable Recorded Investment Current	527,610		532,836
Loans held-in-portfolio	540,523		548,706
PUERTO RICO | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	0		0
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	0		0
Total Past Due	0		0
Financing Receivable Recorded Investment Current	0		0
Loans held-in-portfolio	0		0
PUERTO RICO | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	14,521		14,507
Financing Receivable Recorded Investment 60 To 89 Days Past Due	10,614		11,479
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	22,184		25,748
Total Past Due	47,319		51,734
Financing Receivable Recorded Investment Current	1,135,753		1,164,086
Loans held-in-portfolio	1,183,072		1,215,820
PUERTO RICO | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	124		155
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		395
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	312		157
Total Past Due	436		707
Financing Receivable Recorded Investment Current	16,370		19,344
Loans held-in-portfolio	16,806		20,051
PUERTO RICO | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	13,208		17,583
Financing Receivable Recorded Investment 60 To 89 Days Past Due	7,392		10,434
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	19,323		19,317
Total Past Due	39,923		47,334
Financing Receivable Recorded Investment Current	1,205,859		935,854
Loans held-in-portfolio	1,245,782		983,188
PUERTO RICO | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	24,128		22,677
Financing Receivable Recorded Investment 60 To 89 Days Past Due	6,518		5,883
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	8,551		6,830
Total Past Due	39,197		35,390
Financing Receivable Recorded Investment Current	521,119		480,874
Loans held-in-portfolio	560,316		516,264
PUERTO RICO | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,120		1,740
Financing Receivable Recorded Investment 60 To 89 Days Past Due	536		1,442
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	3,505		5,612
Total Past Due	6,161		8,794
Financing Receivable Recorded Investment Current	222,192		226,310
Loans held-in-portfolio	228,353		235,104
UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	5,750,865		5,762,457
UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	906,687		685,817
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,283,999		1,403,993
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	565,964		585,840
UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	805,268		827,095
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	40,590		78,998
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,129,583		828,977
UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	384,217		648,409
UNITED STATES | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	634,557		703,328
UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	106,744		139,344
Financing Receivable Recorded Investment 60 To 89 Days Past Due	43,143		34,104
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	233,154		366,608
Total Past Due	383,041		540,056
Financing Receivable Recorded Investment Current	5,367,824		5,222,401
Loans held-in-portfolio	5,750,865		5,762,457
UNITED STATES | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	6,828		14,582
Financing Receivable Recorded Investment 60 To 89 Days Past Due	5,067		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	18,435		13,935
Total Past Due	30,330		28,517
Financing Receivable Recorded Investment Current	876,357		657,300
Loans held-in-portfolio	906,687		685,817
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	19,032		15,794
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,309		3,168
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	78,140		80,820
Total Past Due	98,481		99,782
Financing Receivable Recorded Investment Current	1,185,518		1,304,211
Loans held-in-portfolio	1,283,999		1,403,993
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	9,979		14,004
Financing Receivable Recorded Investment 60 To 89 Days Past Due	100		449
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	31,931		59,726
Total Past Due	42,010		74,179
Financing Receivable Recorded Investment Current	523,954		511,661
Loans held-in-portfolio	565,964		585,840
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	12,885		22,545
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,975		3,791
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	14,051		44,440
Total Past Due	28,911		70,776
Financing Receivable Recorded Investment Current	776,357		756,319
Loans held-in-portfolio	805,268		827,095
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	5,268		0
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	5,960		42,427
Total Past Due	11,228		42,427
Financing Receivable Recorded Investment Current	29,362		36,571
Loans held-in-portfolio	40,590		78,998
UNITED STATES | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	29,909		30,594
Financing Receivable Recorded Investment 60 To 89 Days Past Due	10,267		13,190
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	34,025		37,223
Total Past Due	74,201		81,007
Financing Receivable Recorded Investment Current	1,055,382		747,970
Loans held-in-portfolio	1,129,583		828,977
UNITED STATES | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	0		0
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	0		0
Total Past Due	0		0
Financing Receivable Recorded Investment Current	0		0
Loans held-in-portfolio	0		0
UNITED STATES | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	15,765		30,712
Financing Receivable Recorded Investment 60 To 89 Days Past Due	20,112		7,536
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	40,741		75,660
Total Past Due	76,618		113,908
Financing Receivable Recorded Investment Current	307,599		534,501
Loans held-in-portfolio	384,217		648,409
UNITED STATES | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	305		314
Financing Receivable Recorded Investment 60 To 89 Days Past Due	210		229
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	505		735
Total Past Due	1,020		1,278
Financing Receivable Recorded Investment Current	14,121		12,931
Loans held-in-portfolio	15,141		14,209
UNITED STATES | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	3,937		7,090
Financing Receivable Recorded Investment 60 To 89 Days Past Due	2,506		3,587
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	7,454		10,065
Total Past Due	13,897		20,742
Financing Receivable Recorded Investment Current	460,332		517,101
Loans held-in-portfolio	474,229		537,843
UNITED STATES | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,757		3,574
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,585		2,107
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,905		1,516
Total Past Due	6,247		7,197
Financing Receivable Recorded Investment Current	136,882		140,208
Loans held-in-portfolio	143,129		147,405
UNITED STATES | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	38		106
Financing Receivable Recorded Investment 60 To 89 Days Past Due	3		37
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4		34
Total Past Due	45		177
Financing Receivable Recorded Investment Current	723		2,035
Loans held-in-portfolio	768		2,212
UNITED STATES | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	41		29
Financing Receivable Recorded Investment 60 To 89 Days Past Due	9		10
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	3		27
Total Past Due	53		66
Financing Receivable Recorded Investment Current	1,237		1,593
Loans held-in-portfolio	$ 1,290		$ 1,659

[1]	Non-covered loans held-in-portfolio at December 31, 2012 are net of $97 million in unearned income and exclude $354 million in loans held-for-sale. (December 31, 2011 - $101 million in unearned income and $363 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA reportable segment.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.

Loans held-for-sale in non-performing status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Held For Sale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 96,320	$ 262,302
Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	16,047	25,730
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	78,140	236,045
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,080	468
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 53	$ 59

Components of Net Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Net Financing Leases [Line Items]
Capital Leases, Net Investment in Direct Financing Leases, Minimum Payments to be Received	$ 503,447	$ 520,226
Capital Leases, Net Investment in Direct Financing Leases, Unguaranteed Residual Values of Leased Property	129,927	134,194
Capital Leases, Net Investment in Direct Financing Leases, Initial Direct Costs	6,966	6,691
Capital Leases, Net Investment in Direct Financing Leases, Deferred Income	93,157	97,244
Capital Leases, Investment In Direct Financing Leases	547,183	563,867
Capital Leases, Net Investment in Direct Financing Leases, Allowance for Uncollectible Minimum Lease Payments	3,475	4,891
Capital Leases, Net Investment in Direct Financing Leases, Total	$ 543,708	$ 558,976

Future minimum lease payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Future Minimum Lease Payments [Line Items]
2013	$ 140,579
2014	118,914
2015	102,808
2016	79,213
2017 and thereafter	61,933
Total Minimum Lease Payments	$ 503,447	$ 520,226

Covered loans in non-performing status and accruing loans past-due 90 days or more by loan class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 78,140		$ 236,045
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	53		59
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	74,410	[1]	83,636	[1]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	769	[1]	7,684	[1]
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,628		14,241
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		125
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	48,743		63,858
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	504		1,392
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	8,363		4,598
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		5,677
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,133		423
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		113
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	543		516
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	$ 265		$ 377

[1]	Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

Covered loans past due status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	$ 3,755,972	$ 4,348,703
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	167,236	241,447
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	361,396	546,826
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	1,076,730	1,172,954
Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	73,199	116,181
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	124,330	76,005
Financing Receivable Recorded Investment 60 To 89 Days Past Due	71,324	58,815
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,095,102	1,265,530
Total Past Due	1,290,756	1,400,350
Financing Receivable Recorded Investment Current	2,465,216	2,948,353
Covered Loans	3,755,972	4,348,703
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	81,386	35,286
Financing Receivable Recorded Investment 60 To 89 Days Past Due	41,256	25,273
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	545,241	519,222
Total Past Due	667,883	579,781
Financing Receivable Recorded Investment Current	1,409,528	1,691,514
Covered Loans	2,077,411	2,271,295
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	3,242	4,438
Financing Receivable Recorded Investment 60 To 89 Days Past Due	551	1,390
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	59,554	99,555
Total Past Due	63,347	105,383
Financing Receivable Recorded Investment Current	103,889	136,064
Covered Loans	167,236	241,447
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	13	997
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0	625
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	296,837	434,661
Total Past Due	296,850	436,283
Financing Receivable Recorded Investment Current	64,546	110,543
Covered Loans	361,396	546,826
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	38,307	32,371
Financing Receivable Recorded Investment 60 To 89 Days Past Due	28,206	28,238
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	182,376	196,541
Total Past Due	248,889	257,150
Financing Receivable Recorded Investment Current	827,841	915,804
Covered Loans	1,076,730	1,172,954
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,382	2,913
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,311	3,289
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	11,094	15,551
Total Past Due	13,787	21,753
Financing Receivable Recorded Investment Current	59,412	94,428
Covered Loans	$ 73,199	$ 116,181

ASC 310-30 Loans Acquired at Acquisition Date (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Contractually Required Payments Receivable At Acquisition	$ 9,850,613
Certain Loans Acquired In Transfer Nonaccretable Difference	3,402,907
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Cash Flows Expected To Be Collected At Acquisition	6,447,706
Certain Loans Acquired In Transfer Accretable Yield	1,538,059
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period At Acquisition At Fair Value	4,909,647
Performing Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Contractually Required Payments Receivable At Acquisition	7,855,033
Certain Loans Acquired In Transfer Nonaccretable Difference	2,154,542
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Cash Flows Expected To Be Collected At Acquisition	5,700,491
Certain Loans Acquired In Transfer Accretable Yield	1,487,634
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period At Acquisition At Fair Value	4,212,857
Nonperforming Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Contractually Required Payments Receivable At Acquisition	1,995,580
Certain Loans Acquired In Transfer Nonaccretable Difference	1,248,365
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Cash Flows Expected To Be Collected At Acquisition	747,215
Certain Loans Acquired In Transfer Accretable Yield	50,425
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period At Acquisition At Fair Value	$ 696,790

Carrying amount of loans accounted for pursuant to ASC310-30 (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 3,491,759	$ 4,036,471	$ 4,539,928
Less: Allowance for loan losses	(95,407)	83,477
Carrying amount, net of allowance	3,396,352	3,952,994
Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,963,980	2,135,701
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	59,775	90,480
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	348,147	539,769
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,057,812	1,167,869
Consumer Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	62,045	102,652
Performing Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	3,051,964	3,446,451	3,894,379
Less: Allowance for loan losses	(48,365)	62,951
Carrying amount, net of allowance	3,003,599	3,383,500
Performing Financing Receivable Member | Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,778,594	1,920,141
Performing Financing Receivable Member | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	55,396	85,859
Performing Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	174,054	279,561
Performing Financing Receivable Member | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	988,158	1,065,842
Performing Financing Receivable Member | Consumer Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	55,762	95,048
Nonperforming Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	439,795	590,020	645,549
Less: Allowance for loan losses	(47,042)	20,526
Carrying amount, net of allowance	392,753	569,494
Nonperforming Financing Receivable Member | Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	185,386	215,560
Nonperforming Financing Receivable Member | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	4,379	4,621
Nonperforming Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	174,093	260,208
Nonperforming Financing Receivable Member | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	69,654	102,027
Nonperforming Financing Receivable Member | Consumer Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 6,283	$ 7,604

Changes in the accretable yield for the acquired loans in the Westernbank FDIC-assisted transaction (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accretable yield
Beginning Balance	$ 1,470,259	$ 1,331,108
Accretion	(280,596)	(352,401)
Change In Expected Cash Flows	262,006	491,552
Ending Balance	1,451,669	1,470,259
Carrying amount of loans
Beginning Balance	4,036,471	4,539,928
Accretion	280,596	352,401
Collections	(825,308)	(855,858)
Ending Balance	3,491,759	4,036,471
Less: Allowance for loan losses	(95,407)	83,477
Carrying amount, net of allowance	3,396,352	3,952,994
Performing Financing Receivable Member
Accretable yield
Beginning Balance	1,428,764	1,307,927
Accretion	(258,901)	(271,760)
Change In Expected Cash Flows	276,518	392,597
Ending Balance	1,446,381	1,428,764
Carrying amount of loans
Beginning Balance	3,446,451	3,894,379
Accretion	258,901	271,760
Collections	(653,388)	(719,688)
Ending Balance	3,051,964	3,446,451
Less: Allowance for loan losses	(48,365)	62,951
Carrying amount, net of allowance	3,003,599	3,383,500
Nonperforming Financing Receivable Member
Accretable yield
Beginning Balance	41,495	23,181
Accretion	(21,695)	(80,641)
Change In Expected Cash Flows	(14,512)	98,955
Ending Balance	5,288	41,495
Carrying amount of loans
Beginning Balance	590,020	645,549
Accretion	21,695	80,641
Collections	(171,920)	(136,170)
Ending Balance	439,795	590,020
Less: Allowance for loan losses	(47,042)	20,526
Carrying amount, net of allowance	$ 392,753	$ 569,494

Acquired Loans Accounted for Under ASC Subtopic 310-20 (Detail) (Westernbank Puerto Rico [Member], A S C Subtopic 31020 [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Westernbank Puerto Rico [Member] | A S C Subtopic 31020 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period At Acquisition At Fair Value	$ 290,810
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Contractually Required Payments Receivable At Acquisition	457,201
Estimate Of Contractual Cash Flows Not Expected To Be Collected	$ 164,427

Loans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2012 Residential Mortgage	Dec. 31, 2011 Residential Mortgage	Dec. 31, 2012 Residential Mortgage Trading Account Assets[Member]	Dec. 31, 2011 Residential Mortgage Trading Account Assets[Member]	Dec. 31, 2012 Residential Mortgage Trading Account Assets[Member] Government National Mortgage Association Certificates And Obligations GNMA Member	Dec. 31, 2011 Residential Mortgage Trading Account Assets[Member] Government National Mortgage Association Certificates And Obligations GNMA Member	Dec. 31, 2012 Residential Mortgage Trading Account Assets[Member] Federal National Mortgage Association Certificates And Obligations FNMA Member	Dec. 31, 2011 Residential Mortgage Trading Account Assets[Member] Federal National Mortgage Association Certificates And Obligations FNMA Member	Dec. 31, 2012 Residential Mortgage Trading Account Assets[Member] Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member	Dec. 31, 2012 Other Commercial And Construction Loans Sold Domain [Member]	Dec. 31, 2011 Other Commercial And Construction Loans Sold Domain [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member	Dec. 31, 2011 Consumer Portfolio Segment Member	Dec. 31, 2012 Mortgages	Dec. 31, 2011 Mortgages	Dec. 31, 2012 Construction Loans [Member]	Dec. 31, 2011 Construction Loans [Member]	Dec. 31, 2012 Commercial Loans [Member]	Dec. 31, 2011 Commercial Loans [Member]	Dec. 31, 2012 Westernbank Puerto Rico [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2011 Westernbank Puerto Rico [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2012 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2011 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Apr. 30, 2010 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Acquired With Deteriorated Credit Quality																					$ 300,000,000	$ 300,000,000			$ 8,100,000,000
Outstanding principal balance of covered loans																							4,800,000,000	6,000,000,000
Purchase of Loans													265,000,000	131,000,000	1,500,000,000	1,300,000,000	1,000,000	0	18,000,000	0
Residential Mortgage Loans Sold		315,000,000	374,000,000
Commercial Construction Loans Sold	128,000,000										60,000,000	30,000,000
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds		$ 1,346,536,000	$ 1,132,501,000	$ 1,330,743,000	$ 1,113,675,000	$ 838,795,000	$ 907,238,000	$ 453,697,000	$ 206,437,000	$ 38,251,000

Allowance Movement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						3 Months Ended			12 Months Ended														12 Months Ended														12 Months Ended														12 Months Ended												12 Months Ended										12 Months Ended												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Covered Under Loss Sharing Agreements With F D I C [Member]	Mar. 31, 2011 PUERTO RICO	Dec. 31, 2012 PUERTO RICO	Dec. 31, 2011 PUERTO RICO	Dec. 31, 2012 PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member	Dec. 31, 2011 Commercial Portfolio Segment Member	Dec. 31, 2012 Commercial Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member PUERTO RICO	Dec. 31, 2011 Commercial Portfolio Segment Member PUERTO RICO	Dec. 31, 2012 Commercial Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Portfolio Segment Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages	Dec. 31, 2011 Mortgages	Dec. 31, 2012 Mortgages Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Mortgages Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Mortgages Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages PUERTO RICO	Dec. 31, 2011 Mortgages PUERTO RICO	Dec. 31, 2012 Mortgages PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Mortgages PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Mortgages PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Mortgages UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Legacy [Member]	Dec. 31, 2011 Legacy [Member]	Dec. 31, 2012 Legacy [Member] Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Legacy [Member] Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Legacy [Member] Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Legacy [Member] Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Legacy [Member] UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Legacy [Member] UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member	Dec. 31, 2011 Finance Leases Portfolio Segment Member	Dec. 31, 2012 Finance Leases Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Finance Leases Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Finance Leases Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member PUERTO RICO	Dec. 31, 2011 Finance Leases Portfolio Segment Member PUERTO RICO	Dec. 31, 2012 Finance Leases Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Finance Leases Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Finance Leases Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member	Dec. 31, 2011 Consumer Portfolio Segment Member	Dec. 31, 2012 Consumer Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Consumer Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Consumer Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member PUERTO RICO	Dec. 31, 2011 Consumer Portfolio Segment Member PUERTO RICO	Dec. 31, 2012 Consumer Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Consumer Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Consumer Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Consumer Portfolio Segment Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 815,308	$ 793,225	$ 621,701	$ 690,363	$ 108,906	$ 124,945		$ 554,203	$ 578,347	$ 453,402	$ 455,431	$ 124,945	$ 0	$ 236,961	$ 337,794	$ 463,904	$ 399,924	$ 297,682	$ 369,432	$ 72,060	$ 94,472	$ 289,675	$ 349,925	$ 255,453	$ 256,643	$ 94,472	$ 0	$ 113,979	$ 143,281	$ 28,916	$ 39,785	$ 7,429	$ 8,481	$ 9,946	$ 20,435	$ 15,808	$ 26,285	$ 5,850	$ 16,074	$ 20,435	$ 0	$ 2,631	$ 23,711	$ 107,571	$ 70,868	$ 149,375	$ 102,261	$ 20,914	$ 5,310	$ 139,941	$ 77,632	$ 72,322	$ 42,029	$ 5,310	$ 0	$ 29,939	$ 28,839	$ 46,228	$ 76,405	$ 33,102	$ 46,228	$ 0	$ 0	$ 46,228	$ 76,405	$ 4,651	$ 7,154	$ 2,894	$ 4,651	$ 0	$ 0	$ 2,894	$ 4,651	$ 4,651	$ 7,154	$ 0	$ 0	$ 164,038	$ 199,089	$ 131,219	$ 159,310	$ 5,986	$ 4,728	$ 105,885	$ 119,854	$ 115,126	$ 133,531	$ 4,728	$ 0	$ 44,184	$ 65,558
Provision for loan losses	408,941	575,720								282,067	341,596	74,839	145,635	52,035	88,489	141,424	362,405							106,802	206,904	23,847	108,246	10,775	47,255	17,071	743							(2,271)	(4,408)	20,006	23,288	(664)	(18,137)	140,567	65,518							103,482	57,917	21,513	6,121	15,572	1,480	3,212	22,147					3,212	22,147	(814)	941							(814)	941	0	0	107,481	123,966							74,868	80,242	9,473	7,980	23,140	35,744
Charge-offs	(630,472)	(693,711)								(374,187)	(408,868)	(90,980)	(22,206)	(165,305)	(262,637)	(301,307)	(338,347)							(185,653)	(225,011)	(46,290)	(13,774)	(69,364)	(99,562)	(36,125)	(24,202)							(3,910)	(15,563)	(30,556)	(4,353)	(1,659)	(4,286)	(81,903)	(46,611)							(59,286)	(29,215)	(5,909)	(826)	(16,708)	(16,570)	(36,529)	(78,338)					(36,529)	(78,338)	(4,680)	(6,527)							(4,680)	(6,527)	0	0	(169,928)	(199,686)							(120,658)	(132,552)	(8,225)	(3,253)	(41,045)	(63,881)
Recoveries	136,864	138,973								84,015	77,949	102	1,516	52,747	59,508	65,755	52,628							41,013	29,623	31	0	24,711	23,005	7,513	12,590							6,193	9,747	61	1,500	1,259	1,343	4,054	3,989							2,509	1,591	0	15	1,545	2,383	20,191	26,014					20,191	26,014	3,737	3,083							3,737	3,083	0	0	35,614	40,669							30,563	33,905	10	1	5,041	6,763
Net recovery (write-down) related to loans transferred to loans held-for-sale	(34)	1,101					13,800				(12,706)			(34)	13,807	(34)	(12,706)								(12,706)			(34)	0	0	0								0			0	0	0	13,807								0			0	13,807	0	0					0	0	0	0								0			0	0								0			0	0
Balance at end of period	$ 730,607	$ 815,308	$ 621,701	$ 690,363	$ 108,906	$ 124,945		$ 554,203	$ 578,347	$ 445,297	$ 453,402	$ 108,906	$ 124,945	$ 176,404	$ 236,961	$ 369,742	$ 463,904	$ 297,682	$ 369,432	$ 72,060	$ 94,472	$ 289,675	$ 349,925	$ 217,615	$ 255,453	$ 72,060	$ 94,472	$ 80,067	$ 113,979	$ 17,375	$ 28,916	$ 7,429	$ 8,481	$ 9,946	$ 20,435	$ 15,808	$ 26,285	$ 5,862	$ 5,850	$ 9,946	$ 20,435	$ 1,567	$ 2,631	$ 170,289	$ 107,571	$ 149,375	$ 102,261	$ 20,914	$ 5,310	$ 139,941	$ 77,632	$ 119,027	$ 72,322	$ 20,914	$ 5,310	$ 30,348	$ 29,939	$ 33,102	$ 46,228	$ 33,102	$ 46,228	$ 0	$ 0	$ 33,102	$ 46,228	$ 2,894	$ 4,651	$ 2,894	$ 4,651	$ 0	$ 0	$ 2,894	$ 4,651	$ 2,894	$ 4,651	$ 0	$ 0	$ 137,205	$ 164,038	$ 131,219	$ 159,310	$ 5,986	$ 4,728	$ 105,885	$ 119,854	$ 99,899	$ 115,126	$ 5,986	$ 4,728	$ 31,320	$ 44,184

Activity in Allowance for Loan Losses Related to ASC 310-30 Acquired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 815,308	$ 793,225
Provision for loan losses	408,941	575,720
Charge-offs	(630,472)	(693,711)
Balance at end of period	730,607	815,308
Westernbank Puerto Rico [Member] | Acquired Loans In An F D I C Assisted Transaction [Member] | Nonperforming Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	83,477	0
Provision for loan losses	59,052	89,802
Charge-offs	(47,122)	(6,325)
Balance at end of period	$ 95,407	$ 83,477

Allowance for loan losses ending balance and the loan balance by portfolio segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	$ 730,607		$ 815,308		$ 793,225
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	20,983,192	[1]	20,602,596	[1]
Covered Loans	3,755,972		4,348,703
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	24,739,164		24,951,299
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	111,087		58,986
Ending balance: loans collectively evaluated for impairment	510,614		631,377
Allowance for loan losses	621,701		690,363
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	1,337,705		1,226,021
Ending balance: loans collectively evaluated for impairment	19,645,487		19,376,575
Non-covered Loans held-in-portfolio	20,983,192		20,602,596
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	8,505		27,086
Ending balance: loans collectively evaluated for impairment	100,401		97,859
Allowance for loan losses	108,906		124,945
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	109,241		76,798
Ending balance: loans collectively evaluated for impairment	3,646,731		4,271,905
Covered Loans	3,755,972		4,348,703
PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	554,203		578,347
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	15,232,327	[2]	14,840,139	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	18,988,299		19,188,842
PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	94,860		43,348
Ending balance: loans collectively evaluated for impairment	350,437		410,054
Allowance for loan losses	445,297		453,402		455,431
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	1,176,309		929,868
Ending balance: loans collectively evaluated for impairment	14,056,018		13,910,271
Non-covered Loans held-in-portfolio	15,232,327		14,840,139
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	8,505		27,086
Ending balance: loans collectively evaluated for impairment	100,401		97,859
Allowance for loan losses	108,906		124,945		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	109,241		76,798
Ending balance: loans collectively evaluated for impairment	3,646,731		4,271,905
Covered Loans	3,755,972		4,348,703
UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	5,750,865		5,762,457
UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	16,227		15,638
Ending balance: loans collectively evaluated for impairment	160,177		221,323
Allowance for loan losses	176,404		236,961		337,794
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	161,396		296,153
Ending balance: loans collectively evaluated for impairment	5,589,469		5,466,304
Non-covered Loans held-in-portfolio	5,750,865		5,762,457
Commercial Portfolio Segment Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	369,742		463,904		399,924
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	9,858,202		9,973,327
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	12,102,849		12,486,069
Commercial Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	17,348		11,738
Ending balance: loans collectively evaluated for impairment	280,334		357,694
Allowance for loan losses	297,682		369,432
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	527,664		556,329
Ending balance: loans collectively evaluated for impairment	9,330,538		9,416,998
Non-covered Loans held-in-portfolio	9,858,202		9,973,327
Commercial Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	8,505		27,086
Ending balance: loans collectively evaluated for impairment	63,555		67,386
Allowance for loan losses	72,060		94,472
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	109,241		76,798
Ending balance: loans collectively evaluated for impairment	2,135,406		2,435,944
Covered Loans	2,244,647		2,512,742
Commercial Portfolio Segment Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	289,675		349,925
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	6,296,284	[2]	6,470,582	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	8,540,931		8,983,324
Commercial Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	17,323		10,407
Ending balance: loans collectively evaluated for impairment	200,292		245,046
Allowance for loan losses	217,615		255,453		256,643
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	447,779		403,089
Ending balance: loans collectively evaluated for impairment	5,848,505		6,067,493
Non-covered Loans held-in-portfolio	6,296,284		6,470,582
Commercial Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	8,505		27,086
Ending balance: loans collectively evaluated for impairment	63,555		67,386
Allowance for loan losses	72,060		94,472		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	109,241		76,798
Ending balance: loans collectively evaluated for impairment	2,135,406		2,435,944
Covered Loans	2,244,647		2,512,742
Commercial Portfolio Segment Member | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,561,918		3,502,745
Commercial Portfolio Segment Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	25		1,331
Ending balance: loans collectively evaluated for impairment	80,042		112,648
Allowance for loan losses	80,067		113,979		143,281
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	79,885		153,240
Ending balance: loans collectively evaluated for impairment	3,482,033		3,349,505
Non-covered Loans held-in-portfolio	3,561,918		3,502,745
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	17,375		28,916		39,785
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	252,857		239,939
Covered Loans	361,396		546,826
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	614,253		786,765
Commercial Real Estate Construction Financing Receivable Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	120		289
Ending balance: loans collectively evaluated for impairment	7,309		8,192
Allowance for loan losses	7,429		8,481
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	41,809		91,710
Ending balance: loans collectively evaluated for impairment	211,048		148,229
Non-covered Loans held-in-portfolio	252,857		239,939
Commercial Real Estate Construction Financing Receivable Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	9,946		20,435
Allowance for loan losses	9,946		20,435
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	361,396		546,826
Covered Loans	361,396		546,826
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	15,808		26,285
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	212,267	[2]	160,941	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	573,663		707,767
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	120		289
Ending balance: loans collectively evaluated for impairment	5,742		5,561
Allowance for loan losses	5,862		5,850		16,074
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	35,849		49,747
Ending balance: loans collectively evaluated for impairment	176,418		111,194
Non-covered Loans held-in-portfolio	212,267		160,941
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	9,946		20,435
Allowance for loan losses	9,946		20,435		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	361,396		546,826
Covered Loans	361,396		546,826
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	40,590		78,998
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	1,567		2,631
Allowance for loan losses	1,567		2,631		23,711
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	5,960		41,963
Ending balance: loans collectively evaluated for impairment	34,630		37,035
Non-covered Loans held-in-portfolio	40,590		78,998
Mortgages
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	170,289		107,571		70,868
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	6,078,507		5,518,460
Covered Loans	1,076,730		1,172,954
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	7,155,237		6,691,414
Mortgages | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	74,667		29,063
Ending balance: loans collectively evaluated for impairment	74,708		73,198
Allowance for loan losses	149,375		102,261
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	611,230		382,880
Ending balance: loans collectively evaluated for impairment	5,467,277		5,135,580
Non-covered Loans held-in-portfolio	6,078,507		5,518,460
Mortgages | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	20,914		5,310
Allowance for loan losses	20,914		5,310
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	1,076,730		1,172,954
Covered Loans	1,076,730		1,172,954
Mortgages | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	139,941		77,632
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	4,948,924	[2]	4,689,483	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	6,025,654		5,862,437
Mortgages | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	58,572		14,944
Ending balance: loans collectively evaluated for impairment	60,455		57,378
Allowance for loan losses	119,027		72,322		42,029
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	557,137		333,346
Ending balance: loans collectively evaluated for impairment	4,391,787		4,356,137
Non-covered Loans held-in-portfolio	4,948,924		4,689,483
Mortgages | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	20,914		5,310
Allowance for loan losses	20,914		5,310		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	1,076,730		1,172,954
Covered Loans	1,076,730		1,172,954
Mortgages | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	1,129,583		828,977
Mortgages | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	16,095		14,119
Ending balance: loans collectively evaluated for impairment	14,253		15,820
Allowance for loan losses	30,348		29,939		28,839
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	54,093		49,534
Ending balance: loans collectively evaluated for impairment	1,075,490		779,443
Non-covered Loans held-in-portfolio	1,129,583		828,977
Legacy [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	33,102		46,228		76,405
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	384,217	[4]	648,409	[4]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	384,217		648,409
Legacy [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		57
Ending balance: loans collectively evaluated for impairment	33,102		46,171
Allowance for loan losses	33,102		46,228
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	18,744		48,890
Ending balance: loans collectively evaluated for impairment	365,473		599,519
Non-covered Loans held-in-portfolio	384,217		648,409
Legacy [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Legacy [Member] | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	384,217		648,409
Legacy [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		57
Ending balance: loans collectively evaluated for impairment	33,102		46,171
Allowance for loan losses	33,102		46,228		76,405
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	18,744		48,890
Ending balance: loans collectively evaluated for impairment	365,473		599,519
Non-covered Loans held-in-portfolio	384,217		648,409
Finance Leases Portfolio Segment Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	2,894		4,651		7,154
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	540,523		548,706
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	540,523		548,706
Finance Leases Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	1,066		793
Ending balance: loans collectively evaluated for impairment	1,828		3,858
Allowance for loan losses	2,894		4,651
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	4,881		6,104
Ending balance: loans collectively evaluated for impairment	535,642		542,602
Non-covered Loans held-in-portfolio	540,523		548,706
Finance Leases Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Finance Leases Portfolio Segment Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	2,894		4,651
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	540,523	[2]	548,706	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	540,523		548,706
Finance Leases Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	1,066		793
Ending balance: loans collectively evaluated for impairment	1,828		3,858
Allowance for loan losses	2,894		4,651		7,154
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	4,881		6,104
Ending balance: loans collectively evaluated for impairment	535,642		542,602
Non-covered Loans held-in-portfolio	540,523		548,706
Finance Leases Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Consumer Portfolio Segment Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	137,205		164,038		199,089
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,868,886		3,673,755
Covered Loans	73,199		116,181
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	3,942,085		3,789,936
Consumer Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	17,886		17,046
Ending balance: loans collectively evaluated for impairment	113,333		142,264
Allowance for loan losses	131,219		159,310
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	133,377		140,108
Ending balance: loans collectively evaluated for impairment	3,735,509		3,533,647
Non-covered Loans held-in-portfolio	3,868,886		3,673,755
Consumer Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	5,986		4,728
Allowance for loan losses	5,986		4,728
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	73,199		116,181
Covered Loans	73,199		116,181
Consumer Portfolio Segment Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	105,885		119,854
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,234,329	[2]	2,970,427	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	3,307,528		3,086,608
Consumer Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	17,779		16,915
Ending balance: loans collectively evaluated for impairment	82,120		98,211
Allowance for loan losses	99,899		115,126		133,531
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	130,663		137,582
Ending balance: loans collectively evaluated for impairment	3,103,666		2,832,845
Non-covered Loans held-in-portfolio	3,234,329		2,970,427
Consumer Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	5,986		4,728
Allowance for loan losses	5,986		4,728		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	73,199		116,181
Covered Loans	73,199		116,181
Consumer Portfolio Segment Member | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	634,557		703,328
Consumer Portfolio Segment Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	107		131
Ending balance: loans collectively evaluated for impairment	31,213		44,053
Allowance for loan losses	31,320		44,184		65,558
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	2,714		2,526
Ending balance: loans collectively evaluated for impairment	631,843		700,802
Non-covered Loans held-in-portfolio	$ 634,557		$ 703,328

[1]	Non-covered loans held-in-portfolio at December 31, 2012 are net of $97 million in unearned income and exclude $354 million in loans held-for-sale. (December 31, 2011 - $101 million in unearned income and $363 million in loans held-for-sale.)
[2]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA reportable segment.

Disclosures related to loans individually evaluated for impairment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 119,592	$ 86,072
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	484,570	594,073
Impaired Financing Receivable, with Related Allowance, Recorded Investment	962,376	708,746
Recorded Investment	1,446,946	1,302,819
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	660,156	800,681
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,054,894	736,363
Unpaid Principal Balance	1,715,050	1,537,044
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	8,505	27,086
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	44,479	1,000
Impaired Financing Receivable, with Related Allowance, Recorded Investment	64,762	75,798
Recorded Investment	109,241	76,798
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	44,479	1,000
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	64,762	75,798
Unpaid Principal Balance	109,241	76,798
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	103,365	70,434
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	372,534	355,964
Impaired Financing Receivable, with Related Allowance, Recorded Investment	913,016	650,702
Recorded Investment	1,285,550	1,006,666
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	508,221	494,305
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,004,217	677,990
Unpaid Principal Balance	1,512,438	1,172,295
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	8,505	27,086
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	44,479	1,000
Impaired Financing Receivable, with Related Allowance, Recorded Investment	64,762	75,798
Recorded Investment	109,241	76,798
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	44,479	1,000
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	64,762	75,798
Unpaid Principal Balance	109,241	76,798
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	31	575
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	19,396	20,861
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,598	10,463
Recorded Investment	20,994	31,324
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	29,867	33,715
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,767	10,463
Unpaid Principal Balance	31,634	44,178
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	1,354	1,050
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	101,135	106,628
Impaired Financing Receivable, with Related Allowance, Recorded Investment	22,332	7,215
Recorded Investment	123,467	113,843
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	127,824	131,377
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	25,671	8,312
Unpaid Principal Balance	153,495	139,689
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	12,614	3,212
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	141,845	212,148
Impaired Financing Receivable, with Related Allowance, Recorded Investment	100,685	38,773
Recorded Investment	242,530	250,921
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	190,607	271,517
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	149,342	48,045
Unpaid Principal Balance	339,949	319,562
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	3,349	6,901
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	70,457	110,557
Impaired Financing Receivable, with Related Allowance, Recorded Investment	70,216	49,684
Recorded Investment	140,673	160,241
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	107,634	138,094
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	85,508	62,570
Unpaid Principal Balance	193,142	200,664
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Related Allowance	120	289
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	39,944	90,038
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,865	1,672
Recorded Investment	41,809	91,710
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	76,532	145,793
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,931	2,369
Unpaid Principal Balance	80,463	148,162
Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Related Allowance	74,667	29,063
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	48,570	9,964
Impaired Financing Receivable, with Related Allowance, Recorded Investment	562,660	372,916
Recorded Investment	611,230	382,880
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	53,241	9,964
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	585,655	376,581
Unpaid Principal Balance	638,896	386,545
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	57
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	18,744	42,877
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	6,013
Recorded Investment	18,744	48,890
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	29,972	69,221
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	6,013
Unpaid Principal Balance	29,972	75,234
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Related Allowance	1,066	793
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,881	6,104
Recorded Investment	4,881	6,104
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	4,881	6,104
Unpaid Principal Balance	4,881	6,104
Non Covered Loans [Member] | PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	6	575
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	13,080	12,206
Impaired Financing Receivable, with Related Allowance, Recorded Investment	271	10,463
Recorded Investment	13,351	22,669
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	19,969	21,312
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	288	10,463
Unpaid Principal Balance	20,257	31,775
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	1,354	836
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	55,320	45,517
Impaired Financing Receivable, with Related Allowance, Recorded Investment	22,332	5,909
Recorded Investment	77,652	51,426
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	63,041	47,439
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	25,671	7,006
Unpaid Principal Balance	88,712	54,445
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	12,614	2,757
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	121,476	165,745
Impaired Financing Receivable, with Related Allowance, Recorded Investment	100,685	37,534
Recorded Investment	222,161	203,279
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	167,639	215,288
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	149,342	46,806
Unpaid Principal Balance	316,981	262,094
Non Covered Loans [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	3,349	6,239
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	64,399	83,421
Impaired Financing Receivable, with Related Allowance, Recorded Investment	70,216	42,294
Recorded Investment	134,615	125,715
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	99,608	108,224
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	85,508	55,180
Unpaid Principal Balance	185,116	163,404
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Related Allowance	120	289
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	33,984	48,075
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,865	1,672
Recorded Investment	35,849	49,747
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	70,572	101,042
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,931	2,369
Unpaid Principal Balance	74,503	103,411
Non Covered Loans [Member] | PUERTO RICO | Mortgages
Financing Receivable, Impaired [Line Items]
Related Allowance	58,572	14,944
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	39,796	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	517,341	333,346
Recorded Investment	557,137	333,346
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	42,913	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	539,171	336,682
Unpaid Principal Balance	582,084	336,682
Non Covered Loans [Member] | PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Related Allowance	1,066	793
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,881	6,104
Recorded Investment	4,881	6,104
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	4,881	6,104
Unpaid Principal Balance	4,881	6,104
Non Covered Loans [Member] | UNITED STATES
Financing Receivable, Impaired [Line Items]
Related Allowance	16,227	15,638
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	112,036	238,109
Impaired Financing Receivable, with Related Allowance, Recorded Investment	49,360	58,044
Recorded Investment	161,396	296,153
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	151,935	306,376
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	50,677	58,373
Unpaid Principal Balance	202,612	364,749
Non Covered Loans [Member] | UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	25	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,316	8,655
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,327	0
Recorded Investment	7,643	8,655
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	9,898	12,403
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,479	0
Unpaid Principal Balance	11,377	12,403
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	214
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	45,815	61,111
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	1,306
Recorded Investment	45,815	62,417
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	64,783	83,938
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	1,306
Unpaid Principal Balance	64,783	85,244
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	455
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	20,369	46,403
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	1,239
Recorded Investment	20,369	47,642
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	22,968	56,229
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	1,239
Unpaid Principal Balance	22,968	57,468
Non Covered Loans [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	662
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,058	27,136
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	7,390
Recorded Investment	6,058	34,526
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	8,026	29,870
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	7,390
Unpaid Principal Balance	8,026	37,260
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	5,960	41,963
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	5,960	41,963
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	5,960	44,751
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	5,960	44,751
Non Covered Loans [Member] | UNITED STATES | Mortgages
Financing Receivable, Impaired [Line Items]
Related Allowance	16,095	14,119
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	8,774	9,964
Impaired Financing Receivable, with Related Allowance, Recorded Investment	45,319	39,570
Recorded Investment	54,093	49,534
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	10,328	9,964
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	46,484	39,899
Unpaid Principal Balance	56,812	49,863
Non Covered Loans [Member] | UNITED STATES | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	57
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	18,744	42,877
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	6,013
Recorded Investment	18,744	48,890
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	29,972	69,221
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	6,013
Unpaid Principal Balance	29,972	75,234
Non Covered Loans [Member] | Consumer Credit Card Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	1,666	2,151
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	42,514	38,874
Recorded Investment	42,514	38,874
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	42,514	38,874
Unpaid Principal Balance	42,514	38,874
Non Covered Loans [Member] | Consumer Credit Card Financing Receivable [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	1,666	2,151
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	42,514	38,874
Recorded Investment	42,514	38,874
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	42,514	38,874
Unpaid Principal Balance	42,514	38,874
Non Covered Loans [Member] | Consumer Credit Card Financing Receivable [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	0	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	0	0
Non Covered Loans [Member] | Home Equity Line of Credit [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	11	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	201	0
Recorded Investment	201	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	201	0
Unpaid Principal Balance	201	0
Non Covered Loans [Member] | Home Equity Line of Credit [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	0	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	0	0
Non Covered Loans [Member] | Home Equity Line of Credit [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	11	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	201	0
Recorded Investment	201	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	201	0
Unpaid Principal Balance	201	0
Non Covered Loans [Member] | Personal [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	16,022	14,115
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	86,884	93,760
Recorded Investment	86,884	93,760
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	86,884	93,760
Unpaid Principal Balance	86,884	93,760
Non Covered Loans [Member] | Personal [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	16,022	14,115
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	86,884	93,760
Recorded Investment	86,884	93,760
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	86,884	93,760
Unpaid Principal Balance	86,884	93,760
Non Covered Loans [Member] | Personal [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	0	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	0	0
Non Covered Loans [Member] | Consumer Loans Auto Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	81	6
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	863	93
Recorded Investment	863	93
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	863	93
Unpaid Principal Balance	863	93
Non Covered Loans [Member] | Consumer Loans Auto Financing Receivable [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	79	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	772	0
Recorded Investment	772	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	772	0
Unpaid Principal Balance	772	0
Non Covered Loans [Member] | Consumer Loans Auto Financing Receivable [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	2	6
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	91	93
Recorded Investment	91	93
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	91	93
Unpaid Principal Balance	91	93
Non Covered Loans [Member] | Consumer Other Financing Receivable Member | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	106	774
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,915	7,381
Recorded Investment	2,915	7,381
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,915	7,381
Unpaid Principal Balance	2,915	7,381
Non Covered Loans [Member] | Consumer Other Financing Receivable Member | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	12	649
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	493	4,948
Recorded Investment	493	4,948
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	493	4,948
Unpaid Principal Balance	493	4,948
Non Covered Loans [Member] | Consumer Other Financing Receivable Member | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	94	125
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,422	2,433
Recorded Investment	2,422	2,433
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,422	2,433
Unpaid Principal Balance	$ 2,422	$ 2,433

Average recorded investment and interest income recognized on impaired loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 1,359,316	$ 1,050,662
Impaired Financing Receivable Interest Income Accrual Method	39,115	20,105
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	93,820	38,399
Impaired Financing Receivable Interest Income Accrual Method	3,587	1,013
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	23,749	25,526
Impaired Financing Receivable Interest Income Accrual Method	145	0
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	122,996	114,616
Impaired Financing Receivable Interest Income Accrual Method	2,247	1,118
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	235,219	224,381
Impaired Financing Receivable Interest Income Accrual Method	2,911	2,847
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	143,717	130,433
Impaired Financing Receivable Interest Income Accrual Method	2,304	1,871
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	61,315	161,517
Impaired Financing Receivable Interest Income Accrual Method	278	294
Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	503,193	252,045
Impaired Financing Receivable Interest Income Accrual Method	27,523	12,724
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	33,786	30,639
Impaired Financing Receivable Interest Income Accrual Method	120	238
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,372	3,052
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	39,574	19,437
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	81	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Personal [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	90,949	46,880
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	328	46
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,217	3,691
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,134,544	752,079
Impaired Financing Receivable Interest Income Accrual Method	35,594	17,169
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	93,820	38,399
Impaired Financing Receivable Interest Income Accrual Method	3,587	1,013
PUERTO RICO | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	14,737	18,459
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	64,308	36,342
Impaired Financing Receivable Interest Income Accrual Method	1,108	835
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	202,783	194,033
Impaired Financing Receivable Interest Income Accrual Method	2,820	2,096
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	125,373	108,002
Impaired Financing Receivable Interest Income Accrual Method	2,267	1,468
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	44,276	57,723
Impaired Financing Receivable Interest Income Accrual Method	278	170
PUERTO RICO | Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	450,284	227,278
Impaired Financing Receivable Interest Income Accrual Method	25,534	11,587
PUERTO RICO | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,372	3,052
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	39,574	19,437
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Personal [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	90,949	46,880
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	255	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,813	2,474
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	224,772	298,583
Impaired Financing Receivable Interest Income Accrual Method	3,521	2,936
UNITED STATES | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	9,012	7,067
Impaired Financing Receivable Interest Income Accrual Method	145	0
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	58,688	78,274
Impaired Financing Receivable Interest Income Accrual Method	1,139	283
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	32,436	30,348
Impaired Financing Receivable Interest Income Accrual Method	91	751
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	18,344	22,431
Impaired Financing Receivable Interest Income Accrual Method	37	403
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	17,039	103,794
Impaired Financing Receivable Interest Income Accrual Method	0	124
UNITED STATES | Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	52,909	24,767
Impaired Financing Receivable Interest Income Accrual Method	1,989	1,137
UNITED STATES | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	33,786	30,639
Impaired Financing Receivable Interest Income Accrual Method	120	238
UNITED STATES | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	81	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Personal [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	73	46
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,404	1,217
Impaired Financing Receivable Interest Income Accrual Method	$ 0	$ 0

Troubled debt restructurings loan count by type of modification (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2012 loans	Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	3,441	4,239
Extension of Maturity Date	378	1,328
Combination Interest Rate Reduction Maturity Date Extension	1,674	643
Other Modifications	1,770	1,558
Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	1
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	3	0
Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	11	6
Extension of Maturity Date	10	3
Combination Interest Rate Reduction Maturity Date Extension	5	0
Other Modifications	13	1
Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	13	48
Extension of Maturity Date	22	20
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	210	1
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	42	95
Extension of Maturity Date	91	47
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	87	2
Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	8	4
Extension of Maturity Date	1	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	2	4
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	583	466
Extension of Maturity Date	148	1,037
Combination Interest Rate Reduction Maturity Date Extension	1,621	632
Other Modifications	202	303
Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1	0
Extension of Maturity Date	0	1
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	2	0
Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	66	162
Combination Interest Rate Reduction Maturity Date Extension	42	3
Other Modifications	0	0
Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,640	1,404
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1,242	1,247
Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	3	0
Other Modifications	0	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,080	2,169
Extension of Maturity Date	31	55
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	5	0
Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	9	3
Combination Interest Rate Reduction Maturity Date Extension	3	5
Other Modifications	0	0
Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	62	46
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	3
Other Modifications	4	0
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	3,433	4,221
Extension of Maturity Date	375	1,322
Combination Interest Rate Reduction Maturity Date Extension	1,593	292
Other Modifications	1,763	1,547
PUERTO RICO | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	1
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	2	0
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	9	6
Extension of Maturity Date	8	3
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	12	0
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	13	48
Extension of Maturity Date	22	20
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	208	0
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	42	95
Extension of Maturity Date	91	47
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	87	0
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	8	4
Extension of Maturity Date	1	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1	0
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	579	448
Extension of Maturity Date	147	1,032
Combination Interest Rate Reduction Maturity Date Extension	1,548	284
Other Modifications	202	300
PUERTO RICO | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	66	162
Combination Interest Rate Reduction Maturity Date Extension	42	3
Other Modifications	0	0
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,640	1,404
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1,242	1,247
PUERTO RICO | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,080	2,169
Extension of Maturity Date	31	55
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	5	0
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	9	3
Combination Interest Rate Reduction Maturity Date Extension	3	5
Other Modifications	0	0
PUERTO RICO | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	62	46
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	4	0
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	8	18
Extension of Maturity Date	3	6
Combination Interest Rate Reduction Maturity Date Extension	81	351
Other Modifications	7	11
UNITED STATES | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1	0
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	2	0
Extension of Maturity Date	2	0
Combination Interest Rate Reduction Maturity Date Extension	5	0
Other Modifications	1	1
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	2	1
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	2
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1	4
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4	18
Extension of Maturity Date	1	5
Combination Interest Rate Reduction Maturity Date Extension	73	348
Other Modifications	0	3
UNITED STATES | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1	0
Extension of Maturity Date	0	1
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	2	0
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	3	0
Other Modifications	0	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	3
Other Modifications	0	0

Quantitative information by loan class for loans modified as T D R (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loans	Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	7,263	7,768
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 588,139	$ 536,380
Financing Receivable, Modifications, Post-Modification Recorded Investment	608,787	565,283
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	20,256	22,154
Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	3	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	843	143
Financing Receivable, Modifications, Post-Modification Recorded Investment	834	143
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	6	0
Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	39	10
Financing Receivable, Modifications, Pre-Modification Recorded Investment	35,181	16,229
Financing Receivable, Modifications, Post-Modification Recorded Investment	36,800	16,218
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(364)	445
Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	245	69
Financing Receivable, Modifications, Pre-Modification Recorded Investment	86,322	74,605
Financing Receivable, Modifications, Post-Modification Recorded Investment	85,388	71,338
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(219)	(693)
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	220	144
Financing Receivable, Modifications, Pre-Modification Recorded Investment	77,909	40,495
Financing Receivable, Modifications, Post-Modification Recorded Investment	64,767	38,359
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(6,489)	375
Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	11	8
Financing Receivable, Modifications, Pre-Modification Recorded Investment	8,190	16,367
Financing Receivable, Modifications, Post-Modification Recorded Investment	7,395	16,529
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(212)	(712)
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2,554	2,438
Financing Receivable, Modifications, Pre-Modification Recorded Investment	334,615	328,728
Financing Receivable, Modifications, Post-Modification Recorded Investment	364,932	359,965
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	24,490	22,072
Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	3	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	1,272	3,016
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,267	3,097
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(3)	(125)
Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	108	165
Financing Receivable, Modifications, Pre-Modification Recorded Investment	1,752	3,702
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,684	3,553
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	217	34
Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2,882	2,651
Financing Receivable, Modifications, Pre-Modification Recorded Investment	24,193	23,563
Financing Receivable, Modifications, Post-Modification Recorded Investment	27,822	26,444
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	81	113
Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	4	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	583	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	560	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	3	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	1,116	2,224
Financing Receivable, Modifications, Pre-Modification Recorded Investment	16,875	27,688
Financing Receivable, Modifications, Post-Modification Recorded Investment	16,931	27,671
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,743	645
Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	12	8
Financing Receivable, Modifications, Pre-Modification Recorded Investment	164	93
Financing Receivable, Modifications, Post-Modification Recorded Investment	168	95
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	4	0
Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	66	49
Financing Receivable, Modifications, Pre-Modification Recorded Investment	240	1,751
Financing Receivable, Modifications, Post-Modification Recorded Investment	239	1,871
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(1)	0
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	7,164	7,382
Financing Receivable, Modifications, Pre-Modification Recorded Investment	555,398	456,399
Financing Receivable, Modifications, Post-Modification Recorded Investment	575,055	488,887
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	18,932	10,888
PUERTO RICO | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	271	143
Financing Receivable, Modifications, Post-Modification Recorded Investment	271	143
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	6	0
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	29	9
Financing Receivable, Modifications, Pre-Modification Recorded Investment	18,240	14,186
Financing Receivable, Modifications, Post-Modification Recorded Investment	18,433	14,186
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(583)	633
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	243	68
Financing Receivable, Modifications, Pre-Modification Recorded Investment	83,271	64,015
Financing Receivable, Modifications, Post-Modification Recorded Investment	82,841	64,015
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(113)	(693)
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	220	142
Financing Receivable, Modifications, Pre-Modification Recorded Investment	77,909	28,617
Financing Receivable, Modifications, Post-Modification Recorded Investment	64,767	28,617
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(6,489)	795
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	10	4
Financing Receivable, Modifications, Pre-Modification Recorded Investment	6,617	3,194
Financing Receivable, Modifications, Post-Modification Recorded Investment	5,822	3,194
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(212)	(292)
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2,476	2,064
Financing Receivable, Modifications, Pre-Modification Recorded Investment	325,866	291,006
Financing Receivable, Modifications, Post-Modification Recorded Investment	356,077	320,781
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	23,279	9,653
PUERTO RICO | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	108	165
Financing Receivable, Modifications, Pre-Modification Recorded Investment	1,752	3,702
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,684	3,553
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	217	34
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2,882	2,651
Financing Receivable, Modifications, Pre-Modification Recorded Investment	24,193	23,563
Financing Receivable, Modifications, Post-Modification Recorded Investment	27,822	26,444
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	81	113
PUERTO RICO | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	1,116	2,224
Financing Receivable, Modifications, Pre-Modification Recorded Investment	16,875	27,688
Financing Receivable, Modifications, Post-Modification Recorded Investment	16,931	27,671
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,743	645
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	12	8
Financing Receivable, Modifications, Pre-Modification Recorded Investment	164	93
Financing Receivable, Modifications, Post-Modification Recorded Investment	168	95
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	4	0
PUERTO RICO | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	66	46
Financing Receivable, Modifications, Pre-Modification Recorded Investment	240	192
Financing Receivable, Modifications, Post-Modification Recorded Investment	239	188
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(1)	0
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	99	386
Financing Receivable, Modifications, Pre-Modification Recorded Investment	32,741	79,981
Financing Receivable, Modifications, Post-Modification Recorded Investment	33,732	76,396
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	1,324	11,266
UNITED STATES | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	1	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	572	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	563	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	10	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	16,941	2,043
Financing Receivable, Modifications, Post-Modification Recorded Investment	18,367	2,032
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	219	(188)
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	3,051	10,590
Financing Receivable, Modifications, Post-Modification Recorded Investment	2,547	7,323
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(106)	0
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	2
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	11,878
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	9,742
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	(420)
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	1	4
Financing Receivable, Modifications, Pre-Modification Recorded Investment	1,573	13,173
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,573	13,335
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	(420)
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	78	374
Financing Receivable, Modifications, Pre-Modification Recorded Investment	8,749	37,722
Financing Receivable, Modifications, Post-Modification Recorded Investment	8,855	39,184
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	1,211	12,419
UNITED STATES | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	3	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	1,272	3,016
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,267	3,097
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(3)	(125)
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	4	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	583	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	560	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	3	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	3
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	1,559
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	1,683
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0	$ 0

T D R that subsequently defaulted (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loans	Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1,514	1,328
Financing Receivable Modifications That Defaulted	$ 120,097	$ 135,258
Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	1
Financing Receivable Modifications That Defaulted	0	143
Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1	4
Financing Receivable Modifications That Defaulted	1,770	3,093
Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	29	16
Financing Receivable Modifications That Defaulted	10,946	12,852
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	12	27
Financing Receivable Modifications That Defaulted	4,031	6,233
Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	5	4
Financing Receivable Modifications That Defaulted	690	18,034
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	680	522
Financing Receivable Modifications That Defaulted	96,125	81,200
Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	16
Financing Receivable Modifications That Defaulted	0	6,843
Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	24	42
Financing Receivable Modifications That Defaulted	455	872
Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	421	463
Financing Receivable Modifications That Defaulted	3,778	4,667
Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	338	231
Financing Receivable Modifications That Defaulted	2,266	1,293
Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2	0
Financing Receivable Modifications That Defaulted	28	0
Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2	2
Financing Receivable Modifications That Defaulted	8	29
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1,501	1,304
Financing Receivable Modifications That Defaulted	117,028	105,924
PUERTO RICO | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	1
Financing Receivable Modifications That Defaulted	0	143
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1	3
Financing Receivable Modifications That Defaulted	1,770	1,109
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	28	15
Financing Receivable Modifications That Defaulted	9,011	11,930
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	12	25
Financing Receivable Modifications That Defaulted	4,031	4,681
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	5	0
Financing Receivable Modifications That Defaulted	690	0
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	668	522
Financing Receivable Modifications That Defaulted	94,991	81,200
PUERTO RICO | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	24	42
Financing Receivable Modifications That Defaulted	455	872
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	421	463
Financing Receivable Modifications That Defaulted	3,778	4,667
PUERTO RICO | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	338	231
Financing Receivable Modifications That Defaulted	2,266	1,293
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2	0
Financing Receivable Modifications That Defaulted	28	0
PUERTO RICO | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2	2
Financing Receivable Modifications That Defaulted	8	29
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	13	24
Financing Receivable Modifications That Defaulted	3,069	29,334
UNITED STATES | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	1
Financing Receivable Modifications That Defaulted	0	1,984
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1	1
Financing Receivable Modifications That Defaulted	1,935	922
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	2
Financing Receivable Modifications That Defaulted	0	1,552
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	4
Financing Receivable Modifications That Defaulted	0	18,034
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	12	0
Financing Receivable Modifications That Defaulted	1,134	0
UNITED STATES | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	16
Financing Receivable Modifications That Defaulted	0	6,843
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
UNITED STATES | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
UNITED STATES | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	$ 0	$ 0

Credit quality indicators of non-covered loans held-in-portfolio based obligor risk ratings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 20,983,192	[1]	$ 20,602,596	[1]
Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,021,780		808,933
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,634,432		2,665,499
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,608,450		2,817,266
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,593,540		3,681,629
Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,858,202		9,973,327
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	252,857		239,939
Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,078,507		5,518,460
Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	384,217	[2]	648,409	[2]
Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	540,523		548,706
Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,868,886		3,673,755
Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,198,213		1,230,029
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	491,035		557,894
Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,388,911		1,130,593
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	561,084		518,476
Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	229,643		236,763
Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,022,517		981,730
Watch [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	79,468		71,755
Watch [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	229,414		369,603
Watch [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	218,299		222,484
Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	463,247		278,208
Watch [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	990,428		942,050
Watch [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,913		5,447
Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	26,176		34,233
Watch [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	640,167		790,948
Special Mention Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	22,305		8,928
Special Mention Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	212,764		182,351
Special Mention Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	147,535		213,450
Special Mention Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	210,549		309,066
Special Mention Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	593,153		713,795
Special Mention Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	31,789		38,429
Special Mention Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,225		38,724
Special Mention Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,609,815		2,889,823
Substandard Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	88,394		81,248
Substandard Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	456,600		441,862
Substandard Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	760,619		827,279
Substandard Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	475,588		542,460
Substandard Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,781,201		1,892,849
Substandard Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	62,460		123,658
Substandard Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	603,411		664,007
Substandard Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	109,470		148,629
Substandard Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,742		1,365
Substandard Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	48,531		59,315
Substandard Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	23,470		27,108
Substandard Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,483		6,531
Substandard Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,988		8,651
Substandard Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,551		6,836
Substandard Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,039		10,189
Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,404		12,429
Doubtful Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		2,886
Doubtful Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,242		4,631
Doubtful Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,162		3,326
Doubtful Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,404		10,843
Doubtful Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		1,586
Doubtful Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,400		16,461
Unlikely To Be Collected Financing Receivable Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	682		1,458
Unlikely To Be Collected Financing Receivable Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	682		1,458
Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	123		4,277
Unlikely To Be Collected Financing Receivable Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,595		10,726
Unlikely To Be Collected Financing Receivable Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,573		10,046
Unlikely To Be Collected Financing Receivable Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,018		652
Unlikely To Be Collected Financing Receivable Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4		28
Unlikely To Be Collected Financing Receivable Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,695,889		15,911,205
Pass Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	831,613		647,002
Pass Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,735,654		1,668,797
Pass Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,480,755		1,549,422
Pass Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,439,312		2,547,111
Pass Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,487,334		6,412,332
Pass Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	152,695		70,819
Pass Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,475,096		4,854,453
Pass Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	233,346		426,823
Pass Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	535,658		543,064
Pass Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,811,760		3,603,714
Pass Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,174,743		1,202,921
Pass Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	478,979		541,317
Pass Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,378,905		1,121,290
Pass Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	552,529		511,612
Pass Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	226,604		226,574
Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,287,303		4,691,391
Classified Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	190,167		161,931
Classified Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	898,778		996,702
Classified Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,127,695		1,267,844
Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,154,228		1,134,518
Classified Loans [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,370,868		3,560,995
Classified Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	100,162		169,120
Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	603,411		664,007
Classified Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	150,871		221,586
Classified Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,865		5,642
Classified Loans [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	57,126		70,041
Classified Loans [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	23,470		27,108
Classified Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,056		16,577
Classified Loans [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,006		9,303
Classified Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,555		6,864
Classified Loans [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,039		10,189
PUERTO RICO
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,232,327	[3]	14,840,139	[4]
PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	115,093	[3]	123,116	[4]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,350,433	[3]	1,261,506	[4]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,042,486	[3]	2,231,426	[4]
PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,788,272	[3]	2,854,534	[4]
PUERTO RICO | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,296,284	[3]	6,470,582	[4]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	212,267	[3]	160,941	[4]
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,948,924	[3]	4,689,483	[4]
PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	540,523	[3]	548,706	[4]
PUERTO RICO | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,234,329	[3]	2,970,427	[4]
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,183,072	[3]	1,215,820	[4]
PUERTO RICO | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,806	[3]	20,051	[4]
PUERTO RICO | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,245,782	[3]	983,188	[4]
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	560,316	[3]	516,264	[4]
PUERTO RICO | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	228,353	[3]	235,104	[4]
PUERTO RICO | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	756,865	[3]	629,751	[4]
PUERTO RICO | Watch [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	978	[3]	420	[4]
PUERTO RICO | Watch [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	120,608	[3]	177,523	[4]
PUERTO RICO | Watch [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	195,876	[3]	201,375	[4]
PUERTO RICO | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	438,758	[3]	248,188	[4]
PUERTO RICO | Watch [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	756,220	[3]	627,506	[4]
PUERTO RICO | Watch [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	645	[3]	2,245	[4]
PUERTO RICO | Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	531,345	[3]	638,310	[4]
PUERTO RICO | Special Mention Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	255	[3]	698	[4]
PUERTO RICO | Special Mention Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	156,853	[3]	134,266	[4]
PUERTO RICO | Special Mention Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	140,788	[3]	192,591	[4]
PUERTO RICO | Special Mention Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	201,660	[3]	282,935	[4]
PUERTO RICO | Special Mention Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	499,556	[3]	610,490	[4]
PUERTO RICO | Special Mention Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	31,789	[3]	27,820	[4]
PUERTO RICO | Special Mention Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,985,730	[3]	2,094,555	[4]
PUERTO RICO | Substandard Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,736	[3]	11,848	[4]
Weighted average obligor risk rating	11.94	[3]	11.91	[4]
PUERTO RICO | Substandard Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	252,068	[3]	210,596	[4]
Weighted average obligor risk rating	11.28	[3]	11.23	[4]
PUERTO RICO | Substandard Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	647,458	[3]	680,912	[4]
Weighted average obligor risk rating	11.51	[3]	11.56	[4]
PUERTO RICO | Substandard Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	410,026	[3]	439,853	[4]
Weighted average obligor risk rating	11.35	[3]	11.4	[4]
PUERTO RICO | Substandard Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,326,288	[3]	1,343,209	[4]
Weighted average obligor risk rating	11.42	[3]	11.46	[4]
PUERTO RICO | Substandard Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	41,278	[3]	69,562	[4]
Weighted average obligor risk rating	11.99	[3]	11.76	[4]
PUERTO RICO | Substandard Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	569,334	[3]	626,771	[4]
PUERTO RICO | Substandard Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,742	[3]	1,365	[4]
PUERTO RICO | Substandard Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	44,088	[3]	53,648	[4]
PUERTO RICO | Substandard Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	22,965	[3]	26,373	[4]
PUERTO RICO | Substandard Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,333	[3]	1,757	[4]
PUERTO RICO | Substandard Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,203	[3]	8,523	[4]
PUERTO RICO | Substandard Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,551	[3]	6,830	[4]
PUERTO RICO | Substandard Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,036	[3]	10,165	[4]
PUERTO RICO | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,404	[3]	12,429	[4]
PUERTO RICO | Doubtful Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	2,886	[4]
PUERTO RICO | Doubtful Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,242	[3]	4,631	[4]
PUERTO RICO | Doubtful Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,162	[3]	3,326	[4]
PUERTO RICO | Doubtful Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,404	[3]	10,843	[4]
PUERTO RICO | Doubtful Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	1,586	[4]
PUERTO RICO | Doubtful Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,151	[3]	9,750	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	682	[3]	1,458	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	682	[3]	1,458	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	123	[3]	4,277	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,346	[3]	4,015	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,269	[3]	3,456	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	77	[3]	559	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,948,832	[3]	11,455,344	[4]
PUERTO RICO | Pass Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	97,124	[3]	110,150	[4]
Weighted average obligor risk rating	5.68	[3]	5.92	[4]
PUERTO RICO | Pass Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	820,904	[3]	736,235	[4]
Weighted average obligor risk rating	6.98	[3]	7.16	[4]
PUERTO RICO | Pass Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,057,122	[3]	1,151,917	[4]
Weighted average obligor risk rating	6.93	[3]	6.85	[4]
PUERTO RICO | Pass Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,732,984	[3]	1,878,774	[4]
Weighted average obligor risk rating	6.69	[3]	6.62	[4]
PUERTO RICO | Pass Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,708,134	[3]	3,877,076	[4]
Weighted average obligor risk rating	6.81	[3]	6.79	[4]
PUERTO RICO | Pass Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	138,555	[3]	59,728	[4]
Weighted average obligor risk rating	7.86	[3]	7.84	[4]
PUERTO RICO | Pass Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,379,590	[3]	4,062,712	[4]
PUERTO RICO | Pass Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	535,658	[3]	543,064	[4]
PUERTO RICO | Pass Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,186,895	[3]	2,912,764	[4]
PUERTO RICO | Pass Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,160,107	[3]	1,189,447	[4]
PUERTO RICO | Pass Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,204	[3]	14,838	[4]
PUERTO RICO | Pass Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,237,502	[3]	974,106	[4]
PUERTO RICO | Pass Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	551,765	[3]	509,434	[4]
PUERTO RICO | Pass Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	225,317	[3]	224,939	[4]
PUERTO RICO | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,283,495	[3]	3,384,795	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	17,969	[3]	12,966	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	529,529	[3]	525,271	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	985,364	[3]	1,079,509	[4]
PUERTO RICO | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,055,288	[3]	975,760	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,588,150	[3]	2,593,506	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	73,712	[3]	101,213	[4]
PUERTO RICO | Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	569,334	[3]	626,771	[4]
PUERTO RICO | Classified Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,865	[3]	5,642	[4]
PUERTO RICO | Classified Loans [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	47,434	[3]	57,663	[4]
PUERTO RICO | Classified Loans [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	22,965	[3]	26,373	[4]
PUERTO RICO | Classified Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,602	[3]	5,213	[4]
PUERTO RICO | Classified Loans [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,280	[3]	9,082	[4]
PUERTO RICO | Classified Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,551	[3]	6,830	[4]
PUERTO RICO | Classified Loans [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,036	[3]	10,165	[4]
UNITED STATES
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,750,865		5,762,457
UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	906,687		685,817
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,283,999		1,403,993
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	565,964		585,840
UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	805,268		827,095
UNITED STATES | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,561,918		3,502,745
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	40,590		78,998
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,129,583		828,977
UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	384,217		648,409
UNITED STATES | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	634,557		703,328
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,141		14,209
UNITED STATES | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	474,229		537,843
UNITED STATES | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	143,129		147,405
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	768		2,212
UNITED STATES | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,290		1,659
UNITED STATES | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	265,652		351,979
UNITED STATES | Watch [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	78,490		71,335
UNITED STATES | Watch [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	108,806		192,080
UNITED STATES | Watch [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	22,423		21,109
UNITED STATES | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	24,489		30,020
UNITED STATES | Watch [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	234,208		314,544
UNITED STATES | Watch [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,268		3,202
UNITED STATES | Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	26,176		34,233
UNITED STATES | Watch [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	108,822		152,638
UNITED STATES | Special Mention Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	22,050		8,230
UNITED STATES | Special Mention Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	55,911		48,085
UNITED STATES | Special Mention Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,747		20,859
UNITED STATES | Special Mention Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,889		26,131
UNITED STATES | Special Mention Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	93,597		103,305
UNITED STATES | Special Mention Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		10,609
UNITED STATES | Special Mention Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,225		38,724
UNITED STATES | Special Mention Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	624,085		795,268
UNITED STATES | Substandard Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	71,658		69,400
Weighted average obligor risk rating	11.26		11.2
UNITED STATES | Substandard Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	204,532		231,266
Weighted average obligor risk rating	11.38		11.35
UNITED STATES | Substandard Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	113,161		146,367
Weighted average obligor risk rating	11.28		11.41
UNITED STATES | Substandard Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	65,562		102,607
Weighted average obligor risk rating	11.19		11.38
UNITED STATES | Substandard Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	454,913		549,640
Weighted average obligor risk rating	11.31		11.35
UNITED STATES | Substandard Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	21,182		54,096
Weighted average obligor risk rating	11.28		11.78
UNITED STATES | Substandard Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	34,077		37,236
UNITED STATES | Substandard Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	109,470		148,629
Weighted average obligor risk rating	11.3		11.45
UNITED STATES | Substandard Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,443		5,667
UNITED STATES | Substandard Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	505		735
UNITED STATES | Substandard Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,150		4,774
UNITED STATES | Substandard Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	785		128
UNITED STATES | Substandard Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		6
UNITED STATES | Substandard Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3		24
UNITED STATES | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,249		6,711
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,249		6,711
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,304		6,590
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	941		93
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4		28
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,747,057		4,455,861
UNITED STATES | Pass Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	734,489		536,852
Weighted average obligor risk rating	7.12		7.09
UNITED STATES | Pass Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	914,750		932,562
Weighted average obligor risk rating	7.04		7
UNITED STATES | Pass Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	423,633		397,505
Weighted average obligor risk rating	6.64		7.04
UNITED STATES | Pass Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	706,328		668,337
Weighted average obligor risk rating	6.73		6.85
UNITED STATES | Pass Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,779,200		2,535,256
Weighted average obligor risk rating	6.81		6.99
UNITED STATES | Pass Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	14,140		11,091
Weighted average obligor risk rating	7.21		7.52
UNITED STATES | Pass Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,095,506		791,741
UNITED STATES | Pass Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	233,346		426,823
Weighted average obligor risk rating	7.48		7.47
UNITED STATES | Pass Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	624,865		690,950
UNITED STATES | Pass Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	14,636		13,474
UNITED STATES | Pass Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	466,775		526,479
UNITED STATES | Pass Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	141,403		147,184
UNITED STATES | Pass Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	764		2,178
UNITED STATES | Pass Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,287		1,635
UNITED STATES | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,003,808		1,306,596
UNITED STATES | Classified Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	172,198		148,965
UNITED STATES | Classified Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	369,249		471,431
UNITED STATES | Classified Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	142,331		188,335
UNITED STATES | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	98,940		158,758
UNITED STATES | Classified Loans [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	782,718		967,489
UNITED STATES | Classified Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	26,450		67,907
UNITED STATES | Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	34,077		37,236
UNITED STATES | Classified Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	150,871		221,586
UNITED STATES | Classified Loans [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,692		12,378
UNITED STATES | Classified Loans [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	505		735
UNITED STATES | Classified Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,454		11,364
UNITED STATES | Classified Loans [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,726		221
UNITED STATES | Classified Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4		34
UNITED STATES | Classified Loans [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 3		$ 24

[1]	Non-covered loans held-in-portfolio at December 31, 2012 are net of $97 million in unearned income and exclude $354 million in loans held-for-sale. (December 31, 2011 - $101 million in unearned income and $363 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA reportable segment.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.

Allowance for loan losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Recorded Investment	$ 1,200,000,000	$ 881,000,000
Financing Receivable Credit Quality Additional Information	Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.
Credit Card T D R Modification Time Period	24
Recorded Investment Loan Split	134,000,000
Charge Offs Included Recorded Investment Loan Split	15,900,000
Recorded Investment Period End	115,000,000
Allowance Loans Modified Loan Split	267,000
Trouble Debt Restructuring Liquidation Agreements	79,200,000
Loan | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Modifications [Line Items]
Loans And Leases Receivable Impaired Commitment To Lend	120,000	152,000
Loan | Commercial Portfolio Segment Member
Financing Receivable, Modifications [Line Items]
Loans And Leases Receivable Impaired Commitment To Lend	$ 4,000,000	$ 3,000,000

Activity in the FDIC loss share indemnification asset (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Loss Share Indemnification Asset [Line Items]
Beginning Balance	$ 1,915,128		$ 2,410,219		$ 0
FDIC Indemnification Asset, Acquisitions	0		0		2,425,929
Accretion of loss share indemnification asset, net	(129,676)		(10,855)		73,487
Credit impairment losses to be covered under loss sharing agreements	58,187	[1]	110,457	[1]	0	[1]
F D I C Reimbursable Expenses	29,234		5,093		0
Decrease due to reciprocal accounting on the discount accreation for loans and unfunded commitments accounted for under ASC Subtopic 310-20	(969)		(33,221)		(95,383)
Payments received from FDIC under loss sharing agreements	(462,016)		(561,111)		0
Other adjustments attributable to FDIC loss sharing agreements	(10,790)		(5,454)		6,186
Ending Balance	$ 1,399,098		$ 1,915,128		$ 2,410,219

[1]	Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.

Fair value and the undiscounted amount of the tru-up payment obligation (Detail) (Federal Deposit Insurance Corporation [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Deposit Insurance Corporation [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Contingent Consideration, at Fair Value	$ 111,519	$ 98,340
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 178,522	$ 170,973

FDIC loss share - Additional Information (Detail)	Dec. 31, 2012 D
Business Acquisition, Contingent Consideration [Line Items]
True Up Payment Term	45

Initial fair value of assets obtained as proceeds from residential mortgage loans securitized (Detail) (Residential Mortgage, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	$ 1,346,536	$ 1,132,501
Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,330,743	1,113,675
Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	838,795	907,238
Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	453,697	206,437
Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	38,251
Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	15,793	18,826
Fair Value, Inputs, Level 1 [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0
Fair Value, Inputs, Level 1 [Member] | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,330,743	1,113,675
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,330,743	1,113,675
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	838,795	907,238
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	453,697	206,437
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	38,251
Fair Value, Inputs, Level 2 [Member] | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	15,793	18,826
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0
Fair Value, Inputs, Level 3 [Member] | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	$ 15,793	$ 18,826

Changes in MSRs measured using the fair value method (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Servicing Assets at Fair Value [Line Items]
Fair value at beginning of period	$ 151,323		$ 166,907
Purchases	2,231		1,732
Servicing Asset At Fair Value Securitizations Or Asset Transfers	18,495		19,971
Servicing Asset At Fair Value Disposals	(103)		0
Servicing Asset At Fair Value Payments On Loans	(20,275)	[1]	(13,156)	[1]
Reduction Due To Loan Repurchases	(5,200)		(3,717)
Servicing Asset At Fair Value Changes In Fair Value Resulting From Changes In Valuation Inputs Or Changes In Assumptions	8,069		(20,188)
Servicing Asset At Fair Value Other Changes That Affect Balance	(110)		(226)
Fair value at end of period	$ 154,430		$ 151,323

[1]	Represents changes due to collection / realization of expected cash flows over time.

Key economic assumptions used in measuring the servicing rights retained at the date of the residential mortgage loan securitizations and whole loan sales by the banking subsidiaries (Detail) (Residential Mortgage)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Residential Mortgage
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed	6.60%	5.80%
Weighted average life (in years)	15 years 2 months 0 days	17 years 3 months 0 days
Discount rate (annual rate)	11.40%	11.50%

Key economic assumptions used to estimate the fair value of MSRs derived from sales and securitizations of mortgage loans performed by the banking subsidiaries (Detail) (Residential Mortgage, Originated Mortgage Servicing Rights M S R [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Residential Mortgage | Originated Mortgage Servicing Rights M S R [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Interests Continued To Be Held By Transferor Fair Value	$ 102,727	$ 99,280
Weighted average life (in years)	10 years 2 months 0 days	13 years 0 months 0 days
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Speed	9.80%	7.70%
Impact on fair value of 10% adverse change	(3,226)	(2,744)
Impact on fair value of 20% adverse change	(7,018)	(5,800)
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Discount Rate	12.30%	12.60%
Impact on fair value of 10% adverse change	(3,518)	(3,913)
Impact on fair value of 20% adverse change	$ (7,505)	$ (7,948)

Fair value of purchased MSRs, their related valuation assumptions and sensitivity to immediate changes in those assumptions (Detail) (Residential Mortgage, Purchased Mortgage Servicing Rights M S R [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Residential Mortgage | Purchased Mortgage Servicing Rights M S R [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Interests Continued To Be Held By Transferor Fair Value	$ 51,703	$ 52,043
Weighted average life (in years)	11 years 0 months 0 days	14 years 6 months 0 days
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Speed	9.10%	6.90%
Impact on fair value of 10% adverse change	(2,350)	(1,887)
Impact on fair value of 20% adverse change	(4,024)	(3,303)
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Discount Rate	11.40%	11.40%
Impact on fair value of 10% adverse change	(2,516)	(2,376)
Impact on fair value of 20% adverse change	$ (4,317)	$ (4,214)

Activity in the SBA servicing rights (Detail) (Commercial Loans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Loans [Member]
Servicing Asset at Amortized Value, Balance [Roll Forward]
Servicing Asset at Amortized Cost, Beginning Balance	$ 1,087	$ 1,697
Servicing Asset at Amortized Value, Additions	0	0
Servicing Asset at Amortized Value, Amortization	(392)	(610)
Servicing Asset at Amortized Value, Period Increase (Decrease)	695	1,087
Servicing Asset at Amortized Value, Valuation Allowance	0	0
Servicing Asset at Amortized Cost, Ending Balance	695	1,087
Servicing Asset at Amortized Value, Fair Value	$ 2,414	$ 3,336

Fair value of SBA loans and the sensitivity to immediate changes in those assumptions (Detail) (Commercial Loans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Loans [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Servicing Asset at Amortized Cost	$ 695	$ 1,087
Interests Continued To Be Held By Transferor Fair Value	2,414	3,336
Weighted average life (in years)	3 years 1 month 0 days	3 years 2 months 0 days
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Speed	5.60%	5.50%
Impact on fair value of 10% adverse change	(33)	(46)
Impact on fair value of 20% adverse change	(68)	(95)
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Discount Rate	13.00%	13.00%
Impact on fair value of 10% adverse change	(72)	(103)
Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets, Impact of 20 Percent Adverse Change in Discount Rate	$ (148)	$ (210)

Quantitative and qualitaty information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Portfolio Segment Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	$ 9,874,249	$ 9,999,057
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	714,411	903,192
Net Credit Losses During Period On Loans Managed And Securitized	189,293	272,562
Commercial Real Estate Construction Financing Receivable Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	330,997	475,984
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	123,170	353,386
Net Credit Losses During Period On Loans Managed And Securitized	(1,883)	20,847
Legacy [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	386,297	648,877
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	60,853	83,196
Net Credit Losses During Period On Loans Managed And Securitized	16,338	52,324
Finance Leases Portfolio Segment Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	540,523	548,706
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	6,420	7,943
Net Credit Losses During Period On Loans Managed And Securitized	943	3,444
Mortgages
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	9,269,263	9,076,243
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,361,636	1,382,534
Net Credit Losses During Period On Loans Managed And Securitized	72,771	29,439
Consumer Portfolio Segment Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,868,886	3,673,755
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	93,119	105,644
Net Credit Losses During Period On Loans Managed And Securitized	126,099	155,765
Loans Securitized Sold [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(2,932,555)	(3,456,933)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(235,584)	(301,960)
Net Credit Losses During Period On Loans Managed And Securitized	(797)	(1,434)
Loans Held For Sale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(354,468)	(363,093)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(96,360)	(263,648)
Net Credit Losses During Period On Loans Managed And Securitized	(34)	1,101
Loans Held In Portfolio [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	24,739,164	24,951,299
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,194,091	3,594,632
Net Credit Losses During Period On Loans Managed And Securitized	493,608	554,738
Covered Under Loss Sharing Agreements With F D I C [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,755,972	4,348,703
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,166,426	1,324,345
Net Credit Losses During Period On Loans Managed And Securitized	$ 90,878	$ 20,690

Transfers of financial assets and servicing rights - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage Servicing Fees Excluding Fair Value	$ 48,200,000	$ 49,200,000	$ 47,700,000
Weighted average mortgage servicing fees	0.28%	0.27%
Mortgage loans related to buy-back option program	21,080,005,000	20,703,192,000
Weighted Average Small Business Administration Servicing Fees	1.03%	1.04%
Loans With Recourse [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	2,900,000,000	3,500,000,000
Buy Back Option Program [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage loans related to buy-back option program	56,000,000	180,000,000
Repurchased Loans	255,000,000
Residential Mortgage
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Securitization Financial Asset For Which Transfer Is Accounted As Sale Gain Loss On Sale	75,800,000	24,100,000
Loan
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing rights on whole loan sales, principal balance	259,000	134,000
Whole loans sales, net gains	12,600,000	2,900,000
Serviced Mortgage Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	16,700,000,000	17,300,000,000
Serviced Mortgage Loans [Member] | Loans With Recourse [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Repurchased Loans	157,000,000	241,000,000
Serviced Small Business Administration Commercial Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	$ 485,000,000	$ 514,000,000

Premises and equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2011 Building [Member]	Dec. 31, 2012 Building [Member] Maximum Member	Dec. 31, 2012 Building [Member] Minimum Member	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2011 Equipment [Member]	Dec. 31, 2012 Equipment [Member] Maximum Member	Dec. 31, 2012 Equipment [Member] Minimum Member	Dec. 31, 2012 Leaseholds and Leasehold Improvements [Member]	Dec. 31, 2011 Leaseholds and Leasehold Improvements [Member]	Dec. 31, 2012 Leaseholds and Leasehold Improvements [Member] Maximum Member	Dec. 31, 2012 Leaseholds and Leasehold Improvements [Member] Minimum Member	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2011 Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 888,860	$ 895,603	$ 108,851	$ 108,468	$ 496,621	$ 493,746			$ 306,925	$ 312,975			$ 85,314	$ 88,882			$ 10,766	$ 5,498
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	472,684	471,083
Property Plant And Equipment Net Excluding Construction In Progress	416,176	424,520
Premises and equipment, net	$ 535,793	$ 538,486
Property, Plant and Equipment, Useful Life							50 years 0 months 0 days	10 years 0 months 0 days			10 years 0 months 0 days	2 years 0 months 0 days			10 years 0 months 0 days	3 years 0 months 0 days

Premises and equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 46.7	$ 46.4	$ 58.9
Occupancy Expense	24.2	23.8	24.4
Equipment Communications And Other Operating Expenses	22.5	22.6	34.5
Rental Income	$ 22.9	$ 23.3	$ 27.1

Other assets by major categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Net deferred tax assets (net of valuation allowance)	$ 541,499	$ 429,691
Investments under the equity method	246,776	313,152
Bank Owned Life Insurance	233,475	238,077
Prepaid F D I C Insurance Assessment	27,533	58,082
Prepaid Taxes	88,360	17,441
Other prepaid expenses	60,626	59,894
Derivative Fair Value Of Derivative Asset	41,925	61,886
Trades receivables from brokers and counterparties	137,542	69,535	23,055
Others	191,842	214,635
Total other assets	$ 1,569,578	$ 1,462,393

Investment in equity investees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investment Summarized Financial Information Income Statement Abstract
Revenues	$ 756,100	$ 651,786	$ 448,734
Equity Method Investment Summarized Financial Information Expenses	532,720	539,202	288,132
Income Tax Expense Benefit	(26,403)	114,927	108,230
Equity Method Investment Summarized Financial Information Net Income Loss	260,294	129,240	150,876
Equity Method Investment Summarized Financial Information Abstract
Equity Method Investment Summarized Financial Information Assets	4,711,406	4,353,599
Equity Method Investment Summarized Financial Information Liabilities	3,920,910	3,419,809
Equity Method Investee Member
Equity Method Investment Summarized Financial Information Income Statement Abstract
Income Tax Expense Benefit	$ (36,914)	$ (16,656)	$ 9,726

Investment in equity method investee - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Equity Method Investments [Line Items]
Equity Method Investments	$ 246,776	$ 313,152
Income Loss From Equity Method Investments	$ 73,478	$ 33,769	$ 23,582

Carrying amount of goodwill by reportable segments and Corporate group (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 648,350	$ 647,387
Goodwil, Acquired During Period	0	1,035
Goodwill Purchase Accounting Adjustments	(439)	(72)
Other	(154)	0
Ending Balance	647,757	648,350
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Beginning Balance	246,272	245,309
Goodwil, Acquired During Period	0	1,035
Goodwill Purchase Accounting Adjustments	(439)	(72)
Other	(154)	0
Ending Balance	245,679	246,272
Banco Popular North America [Member]
Goodwill [Line Items]
Beginning Balance	402,078	402,078
Goodwil, Acquired During Period	0	0
Goodwill Purchase Accounting Adjustments	0	0
Other	0	0
Ending Balance	$ 402,078	$ 402,078

Gross amount of goodwill and accumulated impairment losses by reportable segment and corporate group (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill Gross	$ 812,168	$ 812,761	$ 811,798
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	647,757	648,350	647,387
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Goodwill Gross	245,679	246,272	245,309
Goodwill Impaired Accumulated Impairment Loss	0	0	0
Goodwill (net amounts)	245,679	246,272	245,309
Banco Popular North America [Member]
Goodwill [Line Items]
Goodwill Gross	566,489	566,489	566,489
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	$ 402,078	$ 402,078	$ 402,078

Components of other intangible assets subject to amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 94,855	$ 100,786
Finite Lived Intangible Assets Accumulated Amortization	46,674	42,945
Finite-Lived Intangible Assets, Net	48,181	57,841
Core Deposits Member
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Core Deposits, Gross	77,885	80,591
Finite Lived Intangible Assets Accumulated Amortization	43,627	38,199
Finite-Lived Intangible Assets, Net	34,258	42,392
Customer Relationships Member
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Customer Relationships, Gross	16,835	19,953
Finite Lived Intangible Assets Accumulated Amortization	2,974	4,643
Finite-Lived Intangible Assets, Net	13,861	15,310
Other Intangible Assets Member
Finite-Lived Intangible Assets [Line Items]
Other Finite-Lived Intangible Assets, Gross	135	242
Finite Lived Intangible Assets Accumulated Amortization	73	103
Finite-Lived Intangible Assets, Net	$ 62	$ 139

Estimated amortization of the intangible assets with definite useful lives (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
Year 2013	$ 9,871
Year2014	9,227
Year 2015	7,084
Year 2016	6,799
Year 2017	$ 4,050

Goodwill and other intangible assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fully Amortized Intangibles [Member]	Jul. 31, 2012 Banco Popular North America [Member]	Jul. 31, 2011 Banco Popular North America [Member]	Jul. 31, 2012 Banco Popular De Puerto Rico [Member]	Jul. 31, 2011 Banco Popular De Puerto Rico [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Indefinite Lived Intangible Assets	$ 6,000,000	$ 6,000,000
Amortization Of Intangible Assets	10,072,000	9,654,000	9,173,000
Indefinite-lived Intangible Assets, Acquired During Period		14,000,000
Cashflow Value Discount Rates Low End Of Range					11.93%
Cashflow Value Discount Rates High End Of Range					18.38%
Loan Portfolio Fair Value Discount					18.20%	28.00%
Percentage Of Goodwill	97.00%
Finite-Lived Core Deposits, Gross				3,000,000
Finite-Lived Customer Relationships, Gross				4,000,000
Goodwill	647,757,000	648,350,000	647,387,000		402,000,000
Approximate Amount							222,000,000	472,000,000
Amount Implied Fair Value					$ 338,000,000	$ 701,000,000
Percent That The Average Reporting Unit Estimated Fair Value Calculated In Step 1 Exceeds Equity Value And Still Does Not Require A Step 2 Analysis	9.00%	20.00%
Percent Amount That The Estimated Implied Fair Value Of Goodwill Calculated In Step 2 Exceeds Goodwill Carrying Amount And Would Still Not Be Required To Record An Impairment	46.00%	64.00%

Total interest bearing deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Deposits Savings Deposits	$ 6,694,014	$ 6,473,215
Deposits Negotiable Order Of Withdrawal N O W Money Market Account And Other Demand Deposits	5,601,261	5,103,398
Total savings, NOW, money market and other interest bearing demand deposits	12,295,275	11,576,613
Time Deposits Abstract
Time Deposits Less Than 100000	5,666,973	6,473,095
Time Deposits 100000 Or More	3,243,736	4,236,945
Total certificates of deposit	8,910,709	10,710,040
Total interest bearing deposits	$ 21,205,984	$ 22,286,653

Summary of certificates of deposit by maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
2013	$ 5,617,372
2014	1,227,264
2015	982,715
2016	486,259
2017	516,460
2018 and thereafter	80,639
Total certificates of deposit	$ 8,910,709	$ 10,710,040

Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Brokered deposit	$ 2,800,000,000	$ 3,400,000,000
Deposit Liabilities Reclassified As Loans Receivable	$ 17,000,000	$ 13,000,000

Composition of assets sold under agreements to repurchase (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets Sold under Agreements to Repurchase [Line Items]
Assets sold under agreements to repurchase	$ 2,016,752	$ 2,141,097
Maximum aggregate balance outstanding at any month-end	2,113,557	2,822,308
Average montly aggregate balance outstanding	$ 1,885,207	$ 2,480,490
Weighted average interest rate for the year	2.33%	2.20%
Weighted average interest rate at December 31	1.91%	2.57%

Repurchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	$ 1,436,388	$ 1,517,216
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	1,632,255	1,777,737
AssetsSoldUnderAgreementsToRepurchaseMarketValue	1,632,255	1,777,737
AssetsSoldUnderAgreementsToRepurchaseInterestRate	2.35%	3.05%
Obligations of U.S. Government sponsored entities
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	286,720	469,104
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	314,538	520,315
AssetsSoldUnderAgreementsToRepurchaseMarketValue	314,538	520,315
AssetsSoldUnderAgreementsToRepurchaseInterestRate	2.27%	2.73%
Obligations of U.S. Government sponsored entities | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	160,288	121,004
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	163,934	126,317
AssetsSoldUnderAgreementsToRepurchaseMarketValue	163,934	126,317
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.40%	0.37%
Obligations of U.S. Government sponsored entities | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	7,312	0
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	7,102	0
AssetsSoldUnderAgreementsToRepurchaseMarketValue	7,102	0
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.60%	0.00%
Obligations of U.S. Government sponsored entities | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	119,120	348,100
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	143,502	393,998
AssetsSoldUnderAgreementsToRepurchaseMarketValue	143,502	393,998
AssetsSoldUnderAgreementsToRepurchaseInterestRate	4.88%	3.55%
Mortgage Backed Securities Member
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	462,774	679,447
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	534,110	678,263
AssetsSoldUnderAgreementsToRepurchaseMarketValue	534,110	678,263
AssetsSoldUnderAgreementsToRepurchaseInterestRate	2.78%	3.79%
Mortgage Backed Securities Member | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	43,107	39,148
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	47,307	43,009
AssetsSoldUnderAgreementsToRepurchaseMarketValue	47,307	43,009
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.54%	0.46%
Mortgage Backed Securities Member | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	98,887	6,369
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	105,903	7,011
AssetsSoldUnderAgreementsToRepurchaseMarketValue	105,903	7,011
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.60%	4.37%
Mortgage Backed Securities Member | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	320,780	633,930
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	380,900	628,243
AssetsSoldUnderAgreementsToRepurchaseMarketValue	380,900	628,243
AssetsSoldUnderAgreementsToRepurchaseInterestRate	3.75%	3.99%
Collateralized Mortgage Obligations Member
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	686,894	368,665
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	783,607	579,159
AssetsSoldUnderAgreementsToRepurchaseMarketValue	783,607	579,159
AssetsSoldUnderAgreementsToRepurchaseInterestRate	2.09%	2.08%
Collateralized Mortgage Obligations Member | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	330,000	194,958
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	365,404	240,675
AssetsSoldUnderAgreementsToRepurchaseMarketValue	365,404	240,675
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.53%	0.59%
Collateralized Mortgage Obligations Member | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	69,856	43,704
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	76,516	47,388
AssetsSoldUnderAgreementsToRepurchaseMarketValue	76,516	47,388
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.60%	4.37%
Collateralized Mortgage Obligations Member | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	287,038	130,003
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	341,687	291,096
AssetsSoldUnderAgreementsToRepurchaseMarketValue	$ 341,687	$ 291,096
AssetsSoldUnderAgreementsToRepurchaseInterestRate	4.24%	3.52%

Assets sold under agreements to repurchase - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 1,603,693,000	$ 1,737,868,000
Trading Securities Pledged as Collateral	271,624,000	402,591,000
Pledged Assets Separately Reported Other Assets Pledged As Collateral At Fair Value	133,000,000	68,000,000
Federal Funds Sold And Securities Purchased Under Agreements To Resell Pledged As Collateral	227,000,000	274,000,000
Investment Securities Available For Sale [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 1,600,000,000	$ 1,800,000,000

Other short-term borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Advances with the FHLB paying interest at maturity, at fixed rates ranging from 0.32% to 0.44%	$ 635,000	$ 295,000
Others	1,200	1,200
Total other short-term borrowings	$ 636,200	$ 296,200

Other short-term borrowings (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range From	0.32%	0.31%
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range To	0.44%	0.31%

Other short-term borrowings- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term Debt, Maximum Month-end Outstanding Amount	$ 1,356	$ 391
Short-term Debt, Weighted Average Interest Rate	0.41%	0.35%
Short-term Debt, Average Outstanding Amount	$ 680	$ 149
Short Term Debt Weighted Average Interest Rate During Year	0.42%	0.55%

Notes payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Others	$ 24,208		$ 25,070
Notes Payable	1,777,721		1,856,372
Fixed Rate 063 To 495 Percent Advances Due 2013 To 2021 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank Advances Long Term	577,490		642,568
Fixed Rate 525 To 786 Percent Term Notes Due 2013 To 2016 [Member]
Debt Instrument [Line Items]
Notes Payable	236,620		278,309
Floating Rate 300 Percent Term Notes Due 2013 To 2014 [Member]
Debt Instrument [Line Items]
Notes Payable	133		588
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Debt Instrument [Line Items]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800		439,800
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Instrument [Line Items]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	$ 499,470	[1]	$ 470,037	[1]

[1]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2012 and 2011.

Notes payable (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range From	0.32%	0.31%
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range To	0.44%	0.31%
Debt Instrument, Interest Rate, Effective Percentage	16.00%	16.00%
Debt Instrument Interest U S Treasury Note Rate	1.76%	1.88%
Fixed Rate 063 To 495 Percent Advances Due 2013 To 2021 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank Advances General Debt Obligations Disclosures Due Date Earliest	2013	2011
Federal Home Loan Bank Advances General Debt Obligations Disclosures Due Date Last	2021	2014
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range From	0.63%	0.66%
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range To	4.95%	4.95%
Fixed Rate 525 To 786 Percent Term Notes Due 2013 To 2016 [Member]
Debt Instrument [Line Items]
Notes payable, interest rate range minimum	5.25%	5.25%
Notes payable, interest rate range maximum	7.86%	7.86%
Notes Payable Maturity Date Range Start	2013	2013
Notes Payable Maturity Date Range End	2016	2016
Floating Rate 300 Percent Term Notes Due 2013 To 2014 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	paying interest monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate
Notes Payable Maturity Date Range Start	2013	2011
Notes Payable Maturity Date Range End	2014	2013
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Debt Instrument [Line Items]
Notes payable, interest rate range minimum	6.13%	6.13%
Notes payable, interest rate range maximum	8.33%	8.33%
Notes Payable Maturity Date Range Start	2027	2027
Notes Payable Maturity Date Range End	2034	2034
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Instrument [Line Items]
Notes payable, gross	936,000	936,000
Notes payable, maturities	no stated maturity	no stated maturity
Notes Payable, interest rate term	a fixed interest rate of 5.00% until, but excluding December 5, 2013 and 9.00% thereafter	a fixed interest rate of 5.00% until, but excluding December 5, 2013 and 9.00% thereafter
Debt Instrument Unamortized Discount	436,530	465,963

Notes payable - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Maximum Amount Available	$ 2.8	$ 2
Federal Reserve Bank Advances [Member]
Debt Disclosure [Line Items]
Line Of Credit Facility Current Borrowing Capacity	$ 3.1	$ 2.6

Borrowings by contractual maturities (Detail) (Long-term Debt [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt [Member]
Debt Disclosure [Line Items]
2013	$ 98,831
2014	189,440
2015	41,107
2016	311,500
2017	103,139
Later years	534,234
Debt With No Stated Maturity	936,000
Subtotal	2,214,251
Less: Discount	436,530
Borrowed Funds	$ 1,777,721

Financial data pertaining to the different trusts (Detail) (Trust Preferred Securities Subject To Mandatory Redemption [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Banponce Trust I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	$ 52,865	[1],[2],[3]	$ 52,865	[1],[2],[3]
Debt Instrument Interest Rate Terms	8.327	[1],[2],[3]	8.327	[1],[2],[3]
Common securities	1,637	[1],[2],[3]	1,637	[1],[2],[3]
Debt Instrument Carrying Amount	54,502	[1],[2],[3]	54,502	[1],[2],[3]
Stated maturity date	February 2027	[1],[2],[3]	February 2027	[1],[2],[3]
Popular Capital Trust I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	181,063	[4],[5],[6]	181,063	[4],[5],[6]
Debt Instrument Interest Rate Terms	6.700	[4],[5],[6]	6.700	[4],[5],[6]
Common securities	5,601	[4],[5],[6]	5,601	[4],[5],[6]
Debt Instrument Carrying Amount	186,664	[4],[5],[6]	186,664	[4],[5],[6]
Stated maturity date	November 2033	[4],[5],[6]	2033 November	[4],[5],[6]
Popular North America Capital Trust I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	91,651	[1],[2],[6]	91,651	[1],[2],[6]
Debt Instrument Interest Rate Terms	6.564	[1],[2],[6]	6.564	[1],[2],[6]
Common securities	2,835	[1],[2],[6]	2,835	[1],[2],[6]
Debt Instrument Carrying Amount	94,486	[1],[2],[6]	94,486	[1],[2],[6]
Stated maturity date	September 2034	[1],[2],[6]	September 2034	[1],[2],[6]
Popular Capital Trust I I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	101,023	[4],[5],[6]	101,023	[4],[5],[6]
Debt Instrument Interest Rate Terms	6.125	[4],[5],[6]	6.125	[4],[5],[6]
Common securities	3,125	[4],[5],[6]	3,125	[4],[5],[6]
Debt Instrument Carrying Amount	104,148	[4],[5],[6]	104,148	[4],[5],[6]
Stated maturity date	December 2034	[4],[5],[6]	December 2034	[4],[5],[6]
Popular Capital Trust I I I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	935,000	[4],[5],[7],[8]	935,000	[4],[5],[7],[8]
Debt Instrument Interest Rate Terms	5.000% until, but excluding December 5, 2013 and 9.000% thereafter	[4],[5],[7],[8]	5.000% until, but excluding December 5, 2013 and 9.000% thereafter	[4],[5],[7],[8]
Common securities	1,000	[4],[5],[7],[8]	1,000	[4],[5],[7],[8]
Debt Instrument Carrying Amount	$ 936,000	[4],[5],[7],[8]	$ 936,000	[4],[5],[7],[8]
Stated maturity date	Perpetual	[4],[5],[7],[8]	Perpetual	[4],[5],[7],[8]

[1]	Statutory business trust that is wholly-owned by Popular North America and indirectly wholly-owned by the Corporation.
[2]	The obligations of PNA under the junior subordinated debentures and its guarantees of the capital securities under the trust are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.
[3]	Same as [5] above, except that the investment company event does not apply for early redemption.
[4]	Statutory business trust that is wholly-owned by the Corporation.
[5]	These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.
[6]	The Corporation has the right, subject to any required prior approval from the Federal Reserve, to redeem after certain dates or upon the occurrence of certain events mentioned below, the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption. The maturity of the junior subordinated debentures may be shortened at the option of the Corporation prior to their stated maturity dates (i) on or after the stated optional redemption dates stipulated in the agreements, in whole at any time or in part from time to time, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of a tax event, an investment company event or a capital treatment event as set forth in the indentures relating to the capital securities, in each case subject to regulatory approval.
[7]	The debentures are perpetual and may be redeemed by Popular at any time, subject to the consent of the Board of Governors of the Federal Reserve System.
[8]	Carrying value of junior subordinated debentures of $ 499 million at December 31, 2012 ($ 936 million aggregate liquidation amount, net of $ 437 million discount) and $ 470 million at December 31, 2011 ($ 936 million aggregate liquidation amount, net of $ 466 million discount).

Financial data pertaining to the different trusts (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Debt Redemption Price Percent Of Principal Amount	100.00%
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Disclosure [Line Items]
Debt Redemption Price Description	the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption
Junior subordinates debentures, carrying value	$ 499,470 [1]	$ 470,037	[1]
Junior subordinates debentures, aggregate liquidation amount	936,000	936,000
Debt Instrument Unamortized Discount	$ 436,530	$ 465,963

[1]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2012 and 2011.

Trust preferred securities - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Number Of Business Trusts Owned	5
Maximum Percentage Of Restricted Core Capital To All Core Capital That May Be Included In Tier One Capital	25.00%
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 427,000,000
Trust Preferred Securities Exempt From Phase Out Provision Of Dodd Frank Act	935,000,000
Amount Of Core Capitals That Exceeded The Maximum Percentage Of Restricted Core Capital That May Be Included In Tier One Capital	$ 0	$ 0

Stockholders' equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Stockholders Equity Note [Line Items]
Puerto Rico Laws Restrictions On Banks Net Income	a minimum of 10% of BPPR’s net income
Equity Restrictions	$ 432,000,000		$ 415,000,000		$ 402,000,000
Transfers To Statutory Reserve	0		0
Common Stock Shares Authorized	170,000,000		170,000,000
Stockholders' Equity, Reverse Stock Split	On May 29, 2012, the Corporation effected a 1-for-10 reverse split of its common stock previously approved by the Corporation’s stockholders on April 27, 2012. Upon the effectiveness of the reverse split, each 10 shares of authorized and outstanding common stock were reclassified and combined into one new share of common stock. Popular, Inc.’s common stock began trading on a split-adjusted basis on May 30, 2012. All share and per share information in the consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the 1-for-10 reverse stock split.
Stockholders Equity Reverse Stock Split Conversion Ratio	1-for-10
Common Stock Shares Authorized Before Reverse			1,700,000,000
Preferred stock, shares authorized	30,000,000		30,000,000
Dividends, Preferred Stock, Cash	(3,723,000)		(3,723,000)		(310,000)
Preferred stock, shares outstanding	2,006,391		2,006,391
Stock Issued During Period, Value, New Issues	9,402,000		7,690,000		1,150,153,000
Depositary shares issued					46,000,000
Rate Of Conversion Of Convertible Securities					0.8333
Proceeds From Issuance Or Sale Of Equity	0		0		1,101,773,000
Common Stock, Dividends, Per Share, Cash Paid	$ 0		$ 0		$ 0
Common Stock Shares Issued	103,193,303		102,634,640
Preferred Stock, Redemption Price Per Share	$ 25
Additional Paid In Capital Member
Stockholders Equity Note [Line Items]
Transfers To Statutory Reserve	17,000,000	[1]	13,000,000	[1]	0
Stock Issued During Period, Value, New Issues	9,396,000	[1]	7,687,000	[1]	153,000	[1]
Common Stock Member
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, New Issues	6,000	[1]	3,000	[1]	0	[1]
Treasury Stock, Shares, Retired	0	[2]			0	[2]
Stock Issued During Period Shares Conversion Of Convertible Securities	0	[2],[3]	0	[2],[3]	38,333,333	[2],[3]
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Dividends, Preferred Stock, Cash	1,400,000		1,400,000		117,600
Preferred stock, shares outstanding	885,726		885,726		885,726
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.1328125
Preferred Stock, Dividend Rate, Percentage	6.38%
Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Dividends, Preferred Stock, Cash	$ 2,300,000		$ 2,300,000		$ 192,600
Preferred stock, shares outstanding	1,120,665		1,120,665		1,120,665
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.171875
Preferred Stock, Dividend Rate, Percentage	8.25%
Series B Preferred Stock [Member] | May 28, 2013 through May 28, 2014 [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.5
Series B Preferred Stock [Member] | May 28, 2014 through May 28, 2015 [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.25
Series B Preferred Stock [Member] | May 28, 2015 And Thereafter [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25
Series C Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Warrant Or Right Expiration Term	10-year term
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,093,284
Class of Warrant or Right, Exercise Price of Warrants or Rights	67
Series D Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Liquidation Preference Per Share					$ 1,000

[1]	Prior periods balances and activity have been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.
[2]	Share data has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.
[3]	Issuance of 46,000,000 in depositary shares; converted into 38,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).

Corporation's risk-based capital and leverage ratios (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Corporate [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 4,357,148	$ 4,212,070
Capital to Risk Weighted Assets	18.63%	17.25%
Tier One Risk Based Capital	4,058,242	3,899,593
Tier One Risk Based Capital to Risk Weighted Assets	17.35%	15.97%
Tier One Leverage Capital	4,058,242	3,899,593
Tier One Leverage Capital to Average Assets	11.52%	10.90%
Corporate [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,871,326	1,953,146
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Corporate [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	935,663	976,573
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Corporate [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,056,785	1,073,512
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Corporate [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,409,047	1,431,350
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	2,699,339	2,595,068
Capital to Risk Weighted Assets	15.25%	14.30%
Tier One Risk Based Capital	2,288,076	2,177,865
Tier One Risk Based Capital to Risk Weighted Assets	12.93%	12.00%
Tier One Leverage Capital	2,288,076	2,177,865
Tier One Leverage Capital to Average Assets	8.65%	8.11%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,415,630	1,451,841
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	707,815	725,920
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	793,517	805,263
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,058,023	1,073,684
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular North America [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	1,290,343	1,256,906
Capital to Risk Weighted Assets	24.04%	21.76%
Tier One Risk Based Capital	1,221,893	1,182,642
Tier One Risk Based Capital to Risk Weighted Assets	22.77%	20.47%
Tier One Leverage Capital	1,221,893	1,182,642
Tier One Leverage Capital to Average Assets	15.00%	14.41%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	429,387	462,172
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	214,693	231,086
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular North America [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	244,390	246,256
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	$ 325,853	$ 328,341
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%

Minimum amounts and ratios to be categorized as well-capitalized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%
Banco Popular De Puerto Rico [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 1,769,537	$ 1,814,801
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized	1,061,722	1,088,881
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized	1,322,529	1,342,105
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Banco Popular North America [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	536,733	577,715
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized	322,040	346,629
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 407,316	$ 410,426
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%

Regulatory capital requirements - Additional Information (Detail)	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%

Disclosure of accumulated other comprehensive loss (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Foreign currency translation adjustment	$ (31,277)	$ (28,829)
Pension and postretirement benefit plans	(348,306)	(333,287)
Tax effect	122,460	117,229
Net of tax amount	(225,846)	(216,058)
Unrealized holding gains on securities available-for-sale	172,969	230,746
Tax effect	(18,401)	(27,668)
Net of tax amount	154,568	203,078
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Cash Flow Hedges Effect Pretax	(447)	(1,057)
Tax effect	134	318
Net of tax amount	(313)	(739)
Accumulated other comprehensive income (loss)	$ (102,868)	$ (42,548)

Changes in the Corporation's liability of estimated losses from credit recourses agreements (Detail) (Financial Guarantee Member, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Guarantee Member
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 58,659	$ 53,729
Valuation Allowances And Reserves Charged To Other Accounts	0	0
Provision	16,153	43,828
Valuation Allowances And Reserves Deductions	(23,139)	(38,898)
Balance as of end of period	$ 51,673	$ 58,659

Changes in the Corporation's liability of estimated losses associated with customary respresentations and warranties related to loans sold by E-LOAN (Detail) (Indemnification Guarantee Member, E Loan [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Indemnification Guarantee Member | E Loan [Member]
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 10,625	$ 30,659
Valuation Allowances And Reserves Charged To Other Accounts	0	0
Valuation Allowances And Reserves Charged To Cost And Expense	(1,836)	(4,936)
Valuation Allowances And Reserves Deductions	(1,049)	(2,198)
Valuation Allowances And Reserves Deductions Settlements Paid	0	(12,900)
Balance as of end of period	$ 7,740	$ 10,625

Guarantees - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company [Member] Debt Securities Payable Member	Dec. 31, 2011 Parent Company [Member] Debt Securities Payable Member	Dec. 31, 2012 Loans With Recourse [Member]	Dec. 31, 2011 Loans With Recourse [Member]	Dec. 31, 2012 Serviced Mortgage Loans [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member]	Dec. 31, 2012 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2012 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2012 Serviced Mortgage Loans For Which Loan Originator Discharged From Repurchae Obligation And Claim [Member]	Dec. 31, 2011 Serviced Mortgage Loans For Which Loan Originator Discharged From Repurchae Obligation And Claim [Member]	Dec. 31, 2012 Financial Standby Letter Of Credit Member	Dec. 31, 2011 Financial Standby Letter Of Credit Member	Dec. 31, 2012 Indemnification Guarantee Member E Loan [Member]	Dec. 31, 2011 Indemnification Guarantee Member E Loan [Member]	Dec. 31, 2010 Indemnification Guarantee Member E Loan [Member]	Dec. 31, 2012 Guarantee Type, Other [Member] Parent Company [Member] Underlying Other Member	Dec. 31, 2011 Guarantee Type, Other [Member] Parent Company [Member] Underlying Other Member	Dec. 31, 2012 Financial Guarantee Member	Dec. 31, 2011 Financial Guarantee Member	Dec. 31, 2010 Financial Guarantee Member
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations			$ 500,000,000	$ 700,000,000											$ 600,000	$ 500,000				$ 1,400,000,000	$ 1,400,000,000
Unpaid Principal Balance F D I C Agreement													2,900,000,000	3,500,000,000
Repurchased Loans									157,000,000	241,000,000	3,200,000	22,000,000
Valuation Allowances And Reserves Balance													7,600,000	8,500,000			7,740,000	10,625,000	30,659,000			51,673,000	58,659,000	53,729,000
Funds Advanced To Investors Under Servicing Agreements	19,000,000	32,000,000
Qualitative And Quantitative Information Assets Or Liabilities For Transferors Continuing Involvement In Securitization Or Assetbacked Financing Arrangement Principal Amounts Outstanding					2,900,000,000	3,500,000,000	16,700,000,000	17,300,000,000
Losses Recorded From Reps Warrants Repurchases											$ 500,000	$ 2,500,000

Financial instruments with off-Balance Sheet credit risk, whose contract amounts represent potential credit risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments To Extend Credit Member | Credit Card [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	$ 4,379,071	$ 4,297,755
Commitments To Extend Credit Member | Commercial Line Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	2,044,382	2,039,629
Commitments To Extend Credit Member | Other Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	351,537	358,572
Commercial Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	20,634	11,632
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	127,519	124,709
Mortgage Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	$ 41,187	$ 53,323

Commitments and contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 D	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation Balance Sheet Amount	$ 10,000,000	$ 10,000,000
Estimate of possible loss	112,000,000	98,000,000
Concentration Risk Percentage	64.00%	61.00%
True Up Payment Term	45
Minimum Member
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued	0
Maximum Member
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued	19,900,000
Credit Concentration Risk Member | Outstanding Balance [Member]
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Credit Facilities Granted	749,000,000	799,000,000
Loans and Leases Receivable, Consumer, Mortgage with PRHA	294,000,000	294,000,000
Credit Concentration Risk Member | Foreign Government Debt Securities Member
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Loans Receivable	217,000,000	269,000,000
Credit Concentration Risk Member | Commercial Real Estate Portfolio Segment Member
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Loans Receivable	13,300,000,000	12,500,000,000
Credit Concentration Risk Member | Other Credit Facilities [Member]
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Loans Receivable	1,000,000,000	1,200,000,000
Fair Value Concentration Of Risk Credit Facilities Granted	900,000,000	1,000,000,000
Credit Concentration Risk Member | Uncommitted Credit Facility [Member]
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Loans Receivable	75,000,000	215,000,000
Credit Concentration Risk Member | Uncommitted Credit Facility [Member] | Outstanding Balance [Member]
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Loans Receivable	61,000,000	0
Commitments To Extend Credit Member
Commitments and Contingencies Disclosure [Line Items]
Reserve of potential losses associated with unfunded loan commitments	5,000,000	15,000,000
Commitments To Extend Credit Member | Line Of Credit Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Commitments and Contingencies Disclosure [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Liability	1,000,000	5,000,000
Putative Class Action [Member]
Commitments and Contingencies Disclosure [Line Items]
Estimate of possible loss	400,000
Securities Class Action [Member] | Banco Popular De Puerto Rico [Member]
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency Damages Sought Value	$ 600,000,000

Carrying amount and classification of assets related to the Corporation's variable interests in non-consolidated VIEs and maximum exposure to loss (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	$ 81,181	$ 102,272
Liabilities	(5,334)	(48)
Net assets	75,847	102,224
Variable Interest Entity Entity Maximum Loss Exposure Amount	75,847	102,224
Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	106,352	104,538
Variable Interest Entity Entity Maximum Loss Exposure Amount	106,352	104,538
Loan | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	45,090	64,711
Acquisition Loan [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	39,775	64,711
Advances Working Capital Line [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	0	0
Advances Advance Facility [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	5,315	0
Accrued Income Receivable [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Net assets	122	0
Other Assets Member | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	35,969	37,561
Other Assets Member | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	1,106	3,027
Other Advances [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	1,106	3,027
Equity Method Investments [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	35,969	37,561
Servicing Asset At Fair Value Amount [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	105,246	101,511
Mortgage Servicing Rights [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	105,246	101,511
Deposits Member | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Liabilities	$ (5,334)	$ (48)

Non-consolidated variable interest entities - Additional Information (Detail) (USD $)	3 Months Ended
	Sep. 30, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2012 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2012 Fnma Gnma Fhlmc Vie [Member]	Dec. 31, 2011 Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement			$ 9,200,000,000	$ 9,400,000,000
Equity Method Investment Ownership Percentage	24.90%	24.90%
Equity Method Investment, Underlying Equity in Net Assets	16,000,000
Loans Receivable, Description of Variable Rate Basis	5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points
Variable Interest Entity, Qualitative or Quantitative Information, Size of VIE	In September of 2011, BPPR sold construction and commercial real estate loans with a fair value of $148 million
Purchase Price Of Loans	57.00%
Financed Closing Costs	2,000,000
Carrying Amount Of Acquisition Loan Before Financed Closing Costs	84,000,000
Carrying Amount Of Acquisition Loan After Financed Closing Costs	86,000,000
Total Working Capital Line	20,000,000
Total Advance Facility	68,500,000
Cash Received From Investee	48,000,000
Net Equity Of Investee	63,000,000
Fair Value Of Loans Sold	$ 148,000,000

Cash flow hedges and non-hedging derivatives outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Cash Flow Hedge Instruments	$ 281,000	$ 137,301
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	989,920	1,645,243
Derivative, Notional Amount	1,270,920	1,782,544
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	41,935	61,887
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	42,585	66,700
Cash Flow Hedging [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	31	6
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	521	1,179
Not Designated as Hedging Instrument [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	41,904	61,881
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	42,064	65,521
Forward Contracts [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	53,100	114,809
Forward Contracts [Member] | Other Assets Member
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Cash Flow Hedge Instruments	281,000	137,301
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	31	6
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	521	1,179
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Trading Account Assets[Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	10	1
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	18	236
Interest Rate Swap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	766,668	1,351,386
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	28,136	51,078
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	31,008	56,963
Interest Rate Floor [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	0	22,664
Interest Rate Floor [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	233
Interest Rate Floor [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	233
Interest Rate Cap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	0	0
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	0
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	0
Foreign Exchange Forward [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	143	1,006
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	2	20
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	1	14
Equity Swap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	86,389	73,224
Equity Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	13,756	10,549
Embedded Derivative Financial Instruments [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	83,620	82,154
Embedded Derivative Financial Instruments [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 11,037	$ 8,075

Cash flow hedges (Detail) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (13,509)	$ (11,678)	$ (6,697)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(14,119)	(9,686)	(6,433)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(44)	(116)	0
Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	Trading account profit	Trading account profit	Trading account profit
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(13,509)	(11,678)	(6,697)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(14,119)	(9,686)	(6,433)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ (44)	$ (116)	$ 0

Non-hedging activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ (4,837)	$ (32,973)	$ (9,414)
Forward Contracts [Member] | Trading Gains Losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(8,046)	(32,517)	(10,172)
Interest Rate Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	2,953	(1,382)	(910)
Credit Default Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	0	0	0
Foreign Exchange Forward [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	31	23	10
Foreign Exchange Forward [Member] | Interest Expense Member
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(5)	3	3
Equity Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	1,965	(20)	1,247
Embedded Derivative Financial Instruments [Member] | Interest Expense Member
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ (1,735)	$ 920	$ 408

Derivative instruments and hedging activities- Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative, Credit Risk	By using derivative instruments, the Corporation exposes itself to credit and market risk. If a counterparty fails to fulfill its performance obligations under a derivative contract, the Corporation’s credit risk will equal the fair value of the derivative asset. Generally, when the fair value of a derivative contract is positive, this indicates that the counterparty owes the Corporation, thus creating a repayment risk for the Corporation. To manage the level of credit risk, the Corporation deals with counterparties of good credit standing, enters into master netting agreements whenever possible and, when appropriate, obtains collateral. On the other hand, when the fair value of a derivative contract is negative, the Corporation owes the counterparty and, therefore, the fair value of derivatives liabilities incorporates nonperformance risk or the risk that the obligation will not be fulfilled.
Derivatives, Offsetting Fair Value Amounts, Policy [Policy Text Block]	Pursuant to the Corporation's accounting policy, the fair value of derivatives is not offset with the amounts for the right to reclaim cash collateral or the obligation to return cash collateral.
Derivative, Collateral, Right to Reclaim Cash	$ 46,000,000	$ 72,000,000
Derivative, Collateral, Obligation to Return Cash	1,000,000	2,000,000
Derivative, Net Liability Position, Aggregate Fair Value	31,000,000	57,000,000
Collateral Already Posted, Aggregate Fair Value	46,000,000	72,000,000
Additional Collateral, Aggregate Fair Value	0	0
Fair Value Hedges At Fair Value Net	0	0
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(4,837,000)	(32,973,000)	(9,414,000)
Derivative Credit Risk Valuation Adjustment, Derivative Assets	(500,000)	1,100,000	(500,000)
Derivative Credit Risk Valuation Adjustment, Derivative Liabilities	$ 3,400,000	$ 1,700,000	$ 300,000
Cash Flow Hedging [Member]
Derivative [Line Items]
Maximum Length of Time Hedged in Cash Flow Hedge	0 years 0 months 79 days

Related party transactions table (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Beginning of period	$ 105,548	$ 99,526
Related Party Transaction, Amounts of Transaction	51,934	31,035
Related Party Transactions Payments	(37,453)	(24,948)
Related Party Transaction Other Changes	(6,875)	(65)
End of period	113,154	105,548
Management Member
Related Party Transaction [Line Items]
Beginning of period	5,460	3,481
Related Party Transaction, Amounts of Transaction	311	2,769
Related Party Transactions Payments	(786)	(725)
Related Party Transaction Other Changes	(38)	(65)
End of period	4,947	5,460
Director Member
Related Party Transaction [Line Items]
Beginning of period	100,088	96,045
Related Party Transaction, Amounts of Transaction	51,623	28,266
Related Party Transactions Payments	(36,667)	(24,223)
Related Party Transaction Other Changes	(6,837)	0
End of period	$ 108,207	$ 100,088

Corporation's equity in Evertec (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Equity Method Investments	$ 246,776	$ 313,152
E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Equity Method Investments	101,125	203,016
E V E R T E C Inc [Member] | Eliminationsinterest [Member]
Related Party Transaction [Line Items]
Equity Method Investments	27,209	11,944
E V E R T E C Inc [Member] | Gross [Member]
Related Party Transaction [Line Items]
Equity Method Investments	$ 73,916	$ 191,072

Financial Condition accounts outstanding with EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deposits	$ 23,000	$ 36,000
E V E R T E C Inc [Member] | 100%
Related Party Transaction [Line Items]
Total	56,124	24,375
E V E R T E C Inc [Member] | 100% | Loan
Related Party Transaction [Line Items]
Loans	53,589	53,215
E V E R T E C Inc [Member] | 100% | Securities Investment Member
Related Party Transaction [Line Items]
Investment securities	35,000	35,000
E V E R T E C Inc [Member] | 100% | Deposits Member
Related Party Transaction [Line Items]
Deposits	19,968	54,288
E V E R T E C Inc [Member] | 100% | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	4,085	5,132
E V E R T E C Inc [Member] | 100% | Other Liabilities Member
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	16,582	14,684
E V E R T E C Inc [Member] | Majority interest
Related Party Transaction [Line Items]
Total	28,915	12,431
E V E R T E C Inc [Member] | Majority interest | Loan
Related Party Transaction [Line Items]
Loans	27,609	27,140
E V E R T E C Inc [Member] | Majority interest | Securities Investment Member
Related Party Transaction [Line Items]
Investment securities	18,032	17,850
E V E R T E C Inc [Member] | Majority interest | Deposits Member
Related Party Transaction [Line Items]
Deposits	10,288	27,687
E V E R T E C Inc [Member] | Majority interest | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	2,105	2,617
E V E R T E C Inc [Member] | Majority interest | Other Liabilities Member
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	8,543	7,489
E V E R T E C Inc [Member] | Elimination interest
Related Party Transaction [Line Items]
Total	27,209	11,944
E V E R T E C Inc [Member] | Elimination interest | Loan
Related Party Transaction [Line Items]
Loans	25,980	26,075
E V E R T E C Inc [Member] | Elimination interest | Securities Investment Member
Related Party Transaction [Line Items]
Investment securities	16,968	17,150
E V E R T E C Inc [Member] | Elimination interest | Deposits Member
Related Party Transaction [Line Items]
Deposits	9,680	26,601
E V E R T E C Inc [Member] | Elimination interest | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	1,980	2,515
E V E R T E C Inc [Member] | Elimination interest | Other Liabilities Member
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	$ 8,039	$ 7,195

Proportionate share of income (loss) from Evertec minority interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 E V E R T E C Inc [Member]	Sep. 30, 2010 E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ 73,478	$ 33,769	$ 23,582	$ 38,274	$ 13,936
Intercompany Income (Loss) Eliminations				(53,449)	(52,218)
Income (Loss) From Equity Method Investments Net Of Intercompany Income (Loss) Eliminations				$ (15,175)	$ (38,282)

Impact on the results of operations of transactions between the Corporation and EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 51,934	$ 31,035
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,373	3,619
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,850	3,850
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Interest Expense Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(267)	(627)
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	25,188	27,300
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Professional Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(150,677)	(149,156)
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Occupancy Net Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	6,647	7,063
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	751	1,382
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(111,135)	(106,569)
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	1,752	1,846
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Other Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	1,999	1,963
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Interest Expense Member
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	(140)	(320)
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	13,098	13,923
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Professional Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	(78,242)	(76,070)
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Occupancy Net Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	3,454	3,602
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Other Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	393	705
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(57,686)	(54,351)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,621	1,773
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Other Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,851	1,887
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Interest Expense Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(127)	(307)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	12,090	13,377
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Professional Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(72,435)	(73,086)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Occupancy Net Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,193	3,461
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Other Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	358	677
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (53,449)	$ (52,218)

Impact on the results of operations of transactions between the Corporation and PRLP 2011 Holdings, LLC (Detail) (Interest Income Member, Prlp2011 Holdings Llc Joint Venture [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
100%
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ 2,688
75.1% majority interest
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	2,019
Popular's 24.9% (elimination interest)
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ 669

Financial Condition accounts outstanding with PRLP 2011 Holdings, LLC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deposits	$ 23,000	$ 36,000
Prlp2011 Holdings Llc Joint Venture [Member] | 100%
Related Party Transaction [Line Items]
Total	53,100	86,103
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Loan
Related Party Transaction [Line Items]
Loans	60,040	86,167
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Deposits Member
Related Party Transaction [Line Items]
Deposits	7,103	64
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	163	0
Prlp2011 Holdings Llc Joint Venture [Member] | 75.1% majority interest
Related Party Transaction [Line Items]
Total	39,878	64,663
Prlp2011 Holdings Llc Joint Venture [Member] | 75.1% majority interest | Loan
Related Party Transaction [Line Items]
Loans	45,090	64,711
Prlp2011 Holdings Llc Joint Venture [Member] | 75.1% majority interest | Deposits Member
Related Party Transaction [Line Items]
Deposits	5,334	48
Prlp2011 Holdings Llc Joint Venture [Member] | 75.1% majority interest | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	122	0
Prlp2011 Holdings Llc Joint Venture [Member] | Popular's 24.9% (elimination interest)
Related Party Transaction [Line Items]
Total	13,222	21,440
Prlp2011 Holdings Llc Joint Venture [Member] | Popular's 24.9% (elimination interest) | Loan
Related Party Transaction [Line Items]
Loans	14,950	21,456
Prlp2011 Holdings Llc Joint Venture [Member] | Popular's 24.9% (elimination interest) | Deposits Member
Related Party Transaction [Line Items]
Deposits	1,769	16
Prlp2011 Holdings Llc Joint Venture [Member] | Popular's 24.9% (elimination interest) | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	$ 41	$ 0

Related party transactions with affiliated company - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended										12 Months Ended					12 Months Ended											12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 28, 2012	Sep. 28, 2012 Unpaid Principal Balance [Member]	Dec. 31, 2012 Commercial Letters Of Credit [Member]	Dec. 31, 2011 Commercial Letters Of Credit [Member]	Dec. 31, 2012 Prlp2011 Holdings Llc Joint Venture [Member]	Sep. 30, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2012 Professional Fees [Member]	Dec. 31, 2011 Professional Fees [Member]	Dec. 31, 2012 Donations [Member]	Dec. 31, 2011 Donations [Member]	Dec. 31, 2009 Limited Liability Company [Member]	Dec. 31, 2012 Related Party Equity Interest Residencial Project [Member]	Dec. 31, 2007 Related Party Equity Interest Residencial Project [Member]	Dec. 31, 2012 Related Party Residencial Mortgage Loan Director [Member]	Dec. 31, 2006 Related Party Residencial Mortgage Loan Director [Member]	Dec. 31, 2012 Related Party Residencial Mortgage Loan Director [Member] Commercial Letters Of Credit [Member]	Dec. 31, 2012 Related Party Residencial Mortgage Loan Officer [Member]	Dec. 31, 2007 Related Party Residencial Mortgage Loan Officer [Member]	Dec. 31, 2012 Related Party [Member]	Mar. 31, 2012 Related Party [Member] Outstanding Balance [Member]	Dec. 31, 2012 Related Party [Member] Paid In Full [Member]	Dec. 31, 2012 E V E R T E C Inc [Member]	Dec. 31, 2011 E V E R T E C Inc [Member]	Sep. 30, 2010 E V E R T E C Inc [Member]	Dec. 31, 2012 E V E R T E C Inc [Member] Deposits Member Scenario Actual Member	Dec. 31, 2011 E V E R T E C Inc [Member] Deposits Member Scenario Actual Member	Dec. 31, 2012 E V E R T E C Inc [Member] Deposits Member Scenario Consolidated [Member]	Dec. 31, 2011 E V E R T E C Inc [Member] Deposits Member Scenario Consolidated [Member]	Dec. 31, 2012 E V E R T E C Inc [Member] Loan Scenario Actual Member	Dec. 31, 2011 E V E R T E C Inc [Member] Loan Scenario Actual Member	Dec. 31, 2012 E V E R T E C Inc [Member] Loan Scenario Consolidated [Member]	Dec. 31, 2011 E V E R T E C Inc [Member] Loan Scenario Consolidated [Member]	Dec. 31, 2012 Performance Guarantee [Member] E V E R T E C Inc [Member]	Dec. 31, 2011 Performance Guarantee [Member] E V E R T E C Inc [Member]	Dec. 31, 2012 Financial Standby Letter Of Credit Member	Dec. 31, 2011 Financial Standby Letter Of Credit Member	Dec. 31, 2012 Financial Standby Letter Of Credit Member E V E R T E C Inc [Member]	Dec. 31, 2011 Financial Standby Letter Of Credit Member E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Sale of majority interest in subsidiaries, date of sale	Sep 30, 2010
Percentage Of Ownership Interests Sold																									51.50%	51.00%	51.00%
Related Party Deposit Liabilities	$ 23,000,000	$ 36,000,000																										$ 19,968,000	$ 54,288,000	$ 10,288,000	$ 27,687,000
Related Party Transaction Expenses From Transactions With Related Party										1,900,000	3,000,000	600,000	600,000
Financing Receivable Modifications Recorded Investment	1,200,000,000	881,000,000																				1,800,000	1,200,000	300,000
Financing Receivable, Modifications, Pre-Modification Recorded Investment	588,139,000	536,380,000																				1,500,000
Equity Method Investment Ownership Percentage								24.90%	24.90%																48.50%	49.00%	49.00%
Guarantee Obligations Current Carrying Value																																				1,000,000	15,000,000	600,000	500,000	2,900,000	2,900,000
Guarantee Obligations Term																																				5-year period following September 30, 2010				5-year period
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	0	0	640,802,000
Gain on retained interest (sale of Evertec)	0	0	93,970,000
Loans and Leases Receivable, Related Parties														13,500,000	2,000,000	3,900,000	900,000	828,000		1,700,000	1,350,000											53,589,000	53,215,000	27,609,000	27,140,000
Loans Sold				6,600,000	17,800,000
Line of Credit Facility, Maximum Borrowing Capacity																250,000			2,500,000
Majority Interest Percentage								75.10%
Charge-offs	(630,472,000)	(693,711,000)																		500,000
Equity method investments, distributions																									5,000,000
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset						20,634,000	11,632,000
Proceeds from Equity Method Investment Dividends, Distributions and Return of Capital																									155,000,000
Line of Credit Facility, Amount Outstanding																			$ 2,200,000

Assets and liabilities measured at fair value on a recurring basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Assets
Mortgage servicing rights	$ 154,430		$ 151,323	$ 166,907
Derivatives	41,925		61,886
Fair Value, Inputs, Level 1 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	3,827	[1]
Mortgage servicing rights	0
Derivatives	0
Loans held-for-sale	0
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0
Business Acquisition, Contingent Consideration, at Fair Value	0
Fair Value, Inputs, Level 2 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	5,073,304	[1]
Mortgage servicing rights	0
Derivatives	41,935
Loans held-for-sale	4,779
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	42,585
Business Acquisition, Contingent Consideration, at Fair Value	0
Fair Value, Inputs, Level 3 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	7,070	[1]
Mortgage servicing rights	154,430
Derivatives	0
Loans held-for-sale	376,582
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0
Business Acquisition, Contingent Consideration, at Fair Value	112,002
Fair Value, Measurements, Recurring [Member]
Assets
Available For Sale Securities Fair Value Disclosure	5,084,201		5,009,823
Trading Account Assets Fair Value Disclosure	314,515		436,330
Mortgage servicing rights	154,430		151,323
Derivatives	41,935		61,887
Total	5,595,081		5,659,363
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	(42,585)		(66,700)
Business Acquisition, Contingent Consideration, at Fair Value	(112,002)		(99,762)
Total	(154,587)		(166,462)
Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	37,238		38,668
Fair Value, Measurements, Recurring [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	1,096,318		985,546
Fair Value, Measurements, Recurring [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	54,981		58,728
Trading Account Assets Fair Value Disclosure	24,801		90,332
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	2,367,065		1,697,642
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	2,473		57,792
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	1,483,147		2,139,569
Trading Account Assets Fair Value Disclosure	262,863		325,205
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	7,406		6,916
Fair Value, Measurements, Recurring [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	35,573		24,962
Trading Account Assets Fair Value Disclosure	23,734		17,248
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	3,117		3,545
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	3,827		3,465
Trading Account Assets Fair Value Disclosure	0		0
Mortgage servicing rights	0		0
Derivatives	0		0
Total	3,827		3,465
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Total	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	3,827		3,465
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	5,073,304		4,998,923
Trading Account Assets Fair Value Disclosure	297,959		407,709
Mortgage servicing rights	0		0
Derivatives	41,935		61,887
Total	5,413,198		5,468,519
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	(42,585)		(66,700)
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Total	(42,585)		(66,700)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	37,238		38,668
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	1,096,318		985,546
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	54,981		58,728
Trading Account Assets Fair Value Disclosure	24,801		90,332
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	2,367,065		1,697,642
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	2,473		57,792
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	1,476,077		2,132,134
Trading Account Assets Fair Value Disclosure	251,046		303,428
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	3,579		3,451
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	35,573		24,962
Trading Account Assets Fair Value Disclosure	21,494		13,212
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	618		737
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	7,070		7,435
Trading Account Assets Fair Value Disclosure	16,556		28,621
Mortgage servicing rights	154,430		151,323
Derivatives	0		0
Total	178,056		187,379
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Acquisition, Contingent Consideration, at Fair Value	(112,002)		(99,762)
Total	(112,002)		(99,762)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	7,070		7,435
Trading Account Assets Fair Value Disclosure	11,817		21,777
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	2,240		4,036
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	$ 2,499		$ 2,808

[1]	Refer to Note 31 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.

Assets measured at fair value on nonrecurring basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	$ 0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	4,779
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	376,582
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	10,445	[1]	95,978	[1]	204,427
Loans held-for-sale	93,429	[2]	83,915	[2]	671,223
Other real estate owned	111,425	[3]	91,432	[4]	45,454
Other Repossessed Assets	128	[3]	377	[4]	73
Assets Held-for-sale, Long Lived	0	[5]
Total	215,427		271,702		921,177
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	[1]	0	[1]	0
Loans held-for-sale	0	[2]	0	[2]	0
Other real estate owned	0	[3]	0	[4]	0
Other Repossessed Assets	0	[3]	0	[4]	0
Assets Held-for-sale, Long Lived	0	[5]
Total	0		0		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	[1]	0	[1]	0
Loans held-for-sale	0	[2]	0	[2]	0
Other real estate owned	0	[3]	0	[4]	0
Other Repossessed Assets	0	[3]	0	[4]	0
Assets Held-for-sale, Long Lived	0	[5]
Total	0		0		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	10,445	[1]	95,978	[1]	204,427
Loans held-for-sale	93,429	[2]	83,915	[2]	671,223
Other real estate owned	111,425	[3]	91,432	[4]	45,454
Other Repossessed Assets	128	[3]	377	[4]	73
Assets Held-for-sale, Long Lived	0	[5]
Total	215,427		271,702		921,177
Fair Value, Measurements, Nonrecurring [Member] | Unrealized Gain (Loss or Write-down) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	(23,972)	[1]	(5,863)	[1]	(13,971)
Loans held-for-sale	(43,937)	[2]	(30,094)	[2]	(342,035)
Other real estate owned	(32,783)	[3]	(22,923)	[4]	(28,334)
Other Repossessed Assets	(360)	[3]	(708)	[4]	(855)
Assets Held-for-sale, Long Lived	(123)	[5]
Total	$ (101,175)		$ (59,588)		$ (385,195)

[1]	Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.
[2]	Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale.
[3]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $8 million at December 31, 2012.
[4]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $5 million at December 31, 2011.
[5]	Represents the fair value of long-lived assets held-for-sale that were written down to their fair value.

Changes in level 3 assets and liabilities measured at fair value on a recurring basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	$ 187,379	$ 200,460	$ 433,910
Gains (Losses) included in earnings	(16,825)	(36,480)	(19,567)
Gains (losses) included in OCI	66	(18)	744
Issuances			2,603
Purchases	29,949	39,113	44,891
Sales	(12,011)	(12,746)	(50,126)
Settlements	(5,291)	(2,950)	(14,352)
Transfers into Level 3	2,405	0	0
Transfers out of Level 3	(7,616)	0	(197,643)
Ending Balance	178,056	187,379	200,460
Changes in unrealized gains (losses) relating to assets still held at reporting date	7,655	(19,350)	(6,240)
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(99,762)	(92,994)	0
Gains (Losses) included in earnings	(12,600)	(6,080)	(3,855)
Gains (losses) included in OCI	0	0	0
Initial fair value on acquisition		(688)	(89,139)
Purchases	0	0	0
Sales	0	0	0
Settlements	360	0	0
Transfer into Level 3	0	0	0
Transfer out of Level 3	0	0	0
Ending Balance	(112,002)	(99,762)	(92,994)
Changes in unrealized gains (losses) relating to liabilities still held at reporting date	(13,347)	(6,380)	(3,855)
Other Liabilities Member | Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(99,762)	(92,994)	0
Gains (Losses) included in earnings	(12,600)	(6,080)	(3,855)
Gains (losses) included in OCI	0	0	0
Initial fair value on acquisition		(688)	(89,139)
Purchases	0	0	0
Sales	0	0	0
Settlements	360	0	0
Transfer into Level 3	0	0	0
Transfer out of Level 3		0	0
Ending Balance	(112,002)	(99,762)	(92,994)
Changes in unrealized gains (losses) relating to liabilities still held at reporting date	(13,347)	(6,380)	(3,855)
Available For Sale Securities Member | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	7,435	7,759	34,122
Gains (Losses) included in earnings	(6)	(7)	(8)
Gains (losses) included in OCI	66	(18)	744
Issuances			2,502
Purchases	0	0	0
Sales	0	0	0
Settlements	(425)	(299)	(2,305)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(27,296)
Ending Balance	7,070	7,435	7,759
Changes in unrealized gains (losses) relating to assets still held at reporting date	0	0	0
Trading Account Assets[Member] | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	21,777	20,238	223,766
Gains (Losses) included in earnings	680	108	3,737
Gains (losses) included in OCI	0	0	0
Issuances			101
Purchases	6,499	13,395	23,451
Sales	(9,824)	(9,956)	(48,928)
Settlements	(2,104)	(2,008)	(11,542)
Transfers into Level 3	2,405	0	0
Transfers out of Level 3	(7,616)	0	(170,347)
Ending Balance	11,817	21,777	20,238
Changes in unrealized gains (losses) relating to assets still held at reporting date	(165)	133	178
Trading Account Assets[Member] | Collateralized Mortgage Obligations Member
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	2,808	2,746	2,787
Gains (Losses) included in earnings	30	21	1
Gains (losses) included in OCI	0	0	0
Issuances			0
Purchases	608	752	715
Sales	(250)	(341)	(302)
Settlements	(697)	(370)	(455)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	2,499	2,808	2,746
Changes in unrealized gains (losses) relating to assets still held at reporting date	23	7	(5)
Trading Account Assets[Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	4,036	2,810	3,488
Gains (Losses) included in earnings	(123)	459	(438)
Gains (losses) included in OCI	0	0	0
Issuances			0
Purchases	2,116	3,263	706
Sales	(1,834)	(2,449)	(896)
Settlements	(1,955)	(47)	(50)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	2,240	4,036	2,810
Changes in unrealized gains (losses) relating to assets still held at reporting date	(333)	698	(450)
Mortgage Servicing Rights Member
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	151,323	166,907	169,747
Gains (Losses) included in earnings	(17,406)	(37,061)	(22,859)
Gains (losses) included in OCI	0	0	0
Issuances			0
Purchases	20,726	21,703	20,019
Sales	(103)	0	0
Settlements	(110)	(226)	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	154,430	151,323	166,907
Changes in unrealized gains (losses) relating to assets still held at reporting date	8,130	(20,188)	(5,963)
Mortgage Servicing Rights Member | Other Liabilities Member
Liabilities, Fair Value Disclosure [Abstract]
Transfer out of Level 3	$ 0

Gains and losses (realized and unrealized) included in earnings for level 3 assets and liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	$ (13,347)	$ (6,380)	$ (3,855)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings	(29,425)	(42,560)	(23,422)
Fair Value Assets And Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss Total	(5,692)	(25,730)	(10,095)
Interest Income Member
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	(6)	(7)	(8)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	0	0	0
Other Fee Revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	(17,406)	(37,061)	(22,859)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	8,130	(20,188)	(5,963)
Trading Gains Losses [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Trading Revenue	587	588	3,300
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(475)	838	(277)
F D I C Loss Share Expense Income [Member]
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Other Income	(13,178)	(6,304)	(3,855)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	(13,178)	(6,304)	(3,855)
Other Income [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	578	224	0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	$ (169)	$ (76)	$ 0

Quantitative inputs level 3 (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Fair Value Inputs Level 3 Internal Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Dec. 31, 2012
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Fair Value Inputs Level 3 Internal Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Risk Premium [Member]
													Dec. 31, 2012 Servicing Asset At Fair Value Amount [Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Loan Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Loans Held For Sale [Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2012 Real Estate Acquired in Satisfaction of Debt [Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2012 Collateralized Mortgage Obligations Member Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Collateralized Mortgage Obligations Member Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Collateralized Mortgage Obligations Member Trading Account Assets[Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Other Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Other Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Other Securities [Member] Trading Account Assets[Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Available For Sale Securities Fair Value Disclosure				$ 5,084,201	$ 5,009,823																	$ 35,573	$ 24,962
Trading Account Assets Fair Value Disclosure				314,515	436,330														3,117	3,545	2,499	23,734	17,248	1,136
Servicing Asset At Fair Value Amount	154,430	151,323	166,907	154,430	151,323								154,430
Loans Receivable, Fair Value Disclosure						10,445	[1]	95,978	[1]	204,427				10,445
Loans Held-for-sale, Fair Value Disclosure						93,429	[2]	83,915	[2]	671,223					93,429	[3]
Real Estate Acquired Through Foreclosure						111,425	[4]	91,432	[5]	45,454							56,567	[6]
Liabilities, Fair Value Disclosure [Abstract]
Business Acquisition, Contingent Consideration, at Fair Value				$ (112,002)	$ (99,762)						$ (112,002)
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques											cash flow model Discounted		model Discounted cash flow	Appraisal External	Discounted cash flow model		Appraisal External				model Discounted cash flow			cash flow Discounted model
Unobservable Inputs											Credit loss rate on covered loans of discount rate Risk premium component		Prepayment speed Weighted average life Discount rate	Haircut applied on external appraisals	Weighted average life Net loss rate		Haircut applied on external appraisals				Weighted average life Yield Constant prepayment rate			Weighted average life Yield Constant prepayment rate
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Weighted Average Life And Range													10.4 years (3.8 - 23.2 years)		2.0						2.3 years (0.2 - 5.1 years)			5.4
Fair Value Inputs Prepayment Rate																								10.80%
Fair Value Inputs Prepayment Weighted Average And Range													9.6% (4.3% - 26.0%)								27.8% (26.2% - 30.1%)
Fair Value Inputs Yield																					3.7% (0.6% - 4.7%)			11.4
Fair Value Inputs Credit Loss Rate											20.3% (0.0% - 85.7%)
Fair Value Inputs Discount Rate Weighted Average And Range												4.9	12.0% (10.0 - 17.5%)
Fair Value Inputs Haircut External Appraisal														17.6% (5.0% - 30.0%)			24.4% (5.0% - 40.0%)
Fair Value Net Loss Rate															58.1%

[1]	Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.
[2]	Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale.
[3]	Loans held-for-sale fair valued based on unadjusted third-party sources were excluded from this table.
[4]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $8 million at December 31, 2012.
[5]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $5 million at December 31, 2011.
[6]	Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.

Fair value measurement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments measured at fair value on a recurring basis, transfers out of Level 3	$ (7,616)	$ 0	$ (197,643)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	2,405	0	0
Cost To Sell	8	5	3
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0	0	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	0	0	0
Mortgage Servicing Rights Member
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments measured at fair value on a recurring basis, transfers out of Level 3	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0	0
Fair Value Measurements, Sensitivity Analysis, Description	The significant unobservable inputs used in the fair value measurement of the Corporation’s mortgage servicing rights are constant prepayment rates and discount rates. Increases in interest rates may result in lower prepayments. Discount rates vary according to products and / or portfolios depending on the perceived risk. Increases in discount rates result in a lower fair value measurement.
Fair Value Measurements, Valuation Processes, Description	The Corporation’s Corporate Comptroller’s unit is responsible for determining the fair value of MSRs, which is based on discounted cash flow methods based on assumptions developed by an external service provider, except for prepayment speeds, which are adjusted internally for the local market based on historical experience. The Corporation’s Corporate Treasury unit validates the economic assumptions developed by the external service provider on a quarterly basis. In addition, an analytical review of prepayment speeds is performed quarterly by the Corporate Comptroller’s unit. Significant variances in prepayment speeds are investigated by the Corporate Treasury unit. The Corporation’s MSR Committee analyzes changes in fair value measurements of MSRs and approves the valuation assumptions at each reporting period. Changes in valuation assumptions must also be approved by the MSR Committee. The fair value of MSRs are compared with those of the external service provider on a quarterly basis in order to validate if the fair values are within the materiality thresholds established by management to monitor and investigate material deviations. Back-testing is performed to compare projected cash flows with actual historical data to ascertain the reasonability of the projected net cash flow results.
Collateralized Mortgage Backed Securities [Member] | Trading Account Assets[Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments measured at fair value on a recurring basis, transfers out of Level 3	(7,616)	0	(170,347)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	$ 2,405	$ 0	$ 0
Fair Value Measurements, Sensitivity Analysis, Description	The significant unobservable inputs used in the fair value measurement of the Corporation’s collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are yield, constant prepayment rate, and weighted average life. Significant increases (decreases) in any of those inputs in isolation would result in significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the constant prepayment rate will generate a directionally opposite change in the weighted average life. For example, as the average life is reduced by a higher constant prepayment rate, a lower yield will be realized, and when there is a reduction in the constant prepayment rate, the average life of these collateralized mortgage obligations will extend, thus resulting in a higher yield
Fair Value Measurements, Valuation Processes, Description	These particular financial instruments are valued internally by the Corporation’s investment banking and broker-dealer unit utilizing internal valuation techniques. The unobservable inputs incorporated into the internal discounted cash flow models used to derive the fair value of collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are reviewed by the Corporation’s Corporate Treasury unit on a quarterly basis. In the case of Level 3 financial instruments which fair value is based on broker quotes, the Corporation’s Corporate Treasury unit reviews the inputs used by the broker-dealers for reasonableness utilizing information available from other published sources and validates that the fair value measurements were developed in accordance with ASC Topic 820. The Corporate Treasury unit also substantiates the inputs used by validating the prices with other broker-dealers, whenever possible.

Carrying or notional amounts and estimated fair values for financial instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	$ 439,363		$ 535,282		$ 452,373	$ 677,330
Money market investments	1,085,580		1,376,174
Marketable Securities, Alternative [Abstract]
Servicing Asset At Fair Value Amount	154,430		151,323		166,907
Derivative Fair Value Of Derivative Asset	41,925		61,886
Deposits, by Type [Abstract]
Time Deposits	8,910,709		10,710,040
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	2,016,752		2,141,097
Notes Payable [Abstract]
Other Notes Payable	24,208		25,070
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800		439,800
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	499,470	[1]	470,037	[1]
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	439,363
Money market investments	839,007
Trading account securities	0	[2]
Available For Sale Securities Fair Value Disclosure	3,827	[2]
Held To Maturity Securities Fair Value Disclosure	0
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	0
Federal Reserve Bank Stock	0
Trust Preferred Securities	0
Other Investments	0
Total other investment securities	0
Loans held-for-sale	0
FDIC loss share asset	0
Servicing Asset At Fair Value Amount	0
Derivative Fair Value Of Derivative Asset	0
Deposits, by Type [Abstract]
Demand Deposit Accounts	0
Time Deposits	0
Deposits	0
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0
Assets sold under agreements to repurchase	0
Other short-term borrowings	0	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	0
Medium-term Notes	0
Other Notes Payable	0
Notes payable	0
Derivative Financial Instruments Liabilities Fair Value Disclosure	0
Business Acquisition, Contingent Consideration, at Fair Value	0
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	0
Letters of credit Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0
Fair Value, Inputs, Level 1 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0
Fair Value, Inputs, Level 1 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0
Fair Value, Inputs, Level 1 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	0
Money market investments	246,573
Trading account securities	297,959	[2]
Available For Sale Securities Fair Value Disclosure	5,073,304	[2]
Held To Maturity Securities Fair Value Disclosure	1,500
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	89,451
Federal Reserve Bank Stock	79,878
Trust Preferred Securities	13,197
Other Investments	0
Total other investment securities	182,526
Loans held-for-sale	4,779
FDIC loss share asset	0
Servicing Asset At Fair Value Amount	0
Derivative Fair Value Of Derivative Asset	41,935
Deposits, by Type [Abstract]
Demand Deposit Accounts	18,089,904
Time Deposits	8,994,363
Deposits	27,084,267
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,385,237
Assets sold under agreements to repurchase	2,105,857
Other short-term borrowings	636,200	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	608,313
Medium-term Notes	243,351
Other Notes Payable	0
Notes payable	1,215,323
Derivative Financial Instruments Liabilities Fair Value Disclosure	42,585
Business Acquisition, Contingent Consideration, at Fair Value	0
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	0
Letters of credit Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	720,620
Fair Value, Inputs, Level 2 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	363,659
Fair Value, Inputs, Level 2 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0
Fair Value, Inputs, Level 2 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	1,500
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	0
Money market investments	0
Trading account securities	16,556	[2]
Available For Sale Securities Fair Value Disclosure	7,070	[2]
Held To Maturity Securities Fair Value Disclosure	142,733
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	0
Federal Reserve Bank Stock	0
Trust Preferred Securities	1,000
Other Investments	3,975
Total other investment securities	4,975
Loans held-for-sale	376,582
FDIC loss share asset	1,241,579
Servicing Asset At Fair Value Amount	154,430
Derivative Fair Value Of Derivative Asset	0
Deposits, by Type [Abstract]
Demand Deposit Accounts	0
Time Deposits	0
Deposits	0
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0
Assets sold under agreements to repurchase	0
Other short-term borrowings	0	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	0
Medium-term Notes	3,843
Other Notes Payable	24,208
Notes payable	852,509
Derivative Financial Instruments Liabilities Fair Value Disclosure	0
Business Acquisition, Contingent Consideration, at Fair Value	112,002
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	2,858
Letters of credit Fair Value Disclosure	1,544
Fair Value, Inputs, Level 3 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0
Fair Value, Inputs, Level 3 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0
Fair Value, Inputs, Level 3 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	824,458
Fair Value, Inputs, Level 3 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	117,558
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	144
Fair Value, Inputs, Level 3 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	25,031
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	17,424,038
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	3,925,440
Carrying (Reported) Amount, Fair Value Disclosure
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	439,363		535,282
Money market investments	1,085,580		1,376,174
Trading account securities	314,515	[2]	436,330	[2]
Available For Sale Securities Fair Value Disclosure	5,084,201	[2]	5,009,823	[2]
Held To Maturity Securities Fair Value Disclosure	142,817		125,383
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	89,451		84,133
Federal Reserve Bank Stock	79,878		79,648
Trust Preferred Securities	14,197		14,197
Other Investments	1,917		1,902
Total other investment securities	185,443		179,880
Loans held-for-sale	354,468		363,093
FDIC loss share asset	1,399,098		1,915,128
Servicing Asset At Fair Value Amount	154,430		151,323
Derivative Fair Value Of Derivative Asset	41,935		61,887
Deposits, by Type [Abstract]
Demand Deposit Accounts	18,089,904		17,232,087
Time Deposits	8,910,709		10,710,040
Deposits	27,000,613		27,942,127
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,378,562		1,102,907
Assets sold under agreements to repurchase	2,016,752		2,141,097
Other short-term borrowings	636,200	[3]	296,200	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	577,490		642,568
Medium-term Notes	236,753		278,897
Other Notes Payable	24,208		25,070
Notes payable	1,777,721		1,856,372
Derivative Financial Instruments Liabilities Fair Value Disclosure	42,585		66,700
Business Acquisition, Contingent Consideration, at Fair Value	112,002		99,762
Carrying (Reported) Amount, Fair Value Disclosure | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	638,190		1,038,190
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800		439,800
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	499,470		470,037
Carrying (Reported) Amount, Fair Value Disclosure | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	116,177		98,973
Carrying (Reported) Amount, Fair Value Disclosure | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	140		160
Carrying (Reported) Amount, Fair Value Disclosure | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	26,500		26,250
Carrying (Reported) Amount, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	20,361,491		19,912,233
Carrying (Reported) Amount, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	3,647,066		4,223,758
Estimate of Fair Value, Fair Value Disclosure
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	439,363		535,282
Money market investments	1,085,580		1,376,174
Trading account securities	314,515	[2]	436,330	[2]
Available For Sale Securities Fair Value Disclosure	5,084,201	[2]	5,009,823	[2]
Held To Maturity Securities Fair Value Disclosure	144,233		125,254
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	89,451		84,133
Federal Reserve Bank Stock	79,878		79,648
Trust Preferred Securities	14,197		14,197
Other Investments	3,975		3,605
Total other investment securities	187,501		181,583
Loans held-for-sale	381,361		390,783
FDIC loss share asset	1,241,579		1,755,295
Servicing Asset At Fair Value Amount	154,430		151,323
Derivative Fair Value Of Derivative Asset	41,935		61,887
Deposits, by Type [Abstract]
Demand Deposit Accounts	18,089,904		17,232,087
Time Deposits	8,994,363		10,825,256
Deposits	27,084,267		28,057,343
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,385,237		1,107,314
Assets sold under agreements to repurchase	2,105,857		2,273,802
Other short-term borrowings	636,200	[3]	296,200	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	608,313		673,505
Medium-term Notes	247,194		282,898
Other Notes Payable	24,208		25,070
Notes payable	2,067,832		1,722,831
Derivative Financial Instruments Liabilities Fair Value Disclosure	42,585		66,700
Business Acquisition, Contingent Consideration, at Fair Value	112,002		99,762
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	2,858		2,062
Letters of credit Fair Value Disclosure	1,544		2,339
Estimate of Fair Value, Fair Value Disclosure | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	720,620		1,166,488
Estimate of Fair Value, Fair Value Disclosure | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	363,659		284,238
Estimate of Fair Value, Fair Value Disclosure | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	824,458		457,120
Estimate of Fair Value, Fair Value Disclosure | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	117,558		98,770
Estimate of Fair Value, Fair Value Disclosure | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	144		151
Estimate of Fair Value, Fair Value Disclosure | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	26,531		26,333
Estimate of Fair Value, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	17,424,038		16,753,889
Estimate of Fair Value, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	3,925,440		4,663,327
Notional Amount [Member]
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	6,774,990		6,695,956
Letters of credit Fair Value Disclosure	$ 148,153		$ 136,341

[1]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2012 and 2011.
[2]	Refer to Note 31 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.
[3]	Refer to Note 20 to the consolidated financial statements for the composition of short-term borrowings.

Plans target allocation by asset category (Detail)	12 Months Ended
Dec. 31, 2012
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Maximum	70.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Maximum	100.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Maximum	100.00%

Composition of the assets of the pension and benefit restoration plan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 656,131	$ 579,523
Investment Type [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	656,124	579,427
Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	657,451	631,916
Defined Benefit Plan Pension And Restoration Plans Interest Amount In Net Assets Of Master Trust	649,702	574,673
Popular Inc Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,708	3,817
Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	714	937
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 7	$ 96

Plan assets excluding interest in master trust by fair value hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 656,131	$ 579,523
Excluding Interest In Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6,429	4,850
Excluding Interest In Master Trust [Member] | Popular Inc Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,708	3,817
Excluding Interest In Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	714	937
Excluding Interest In Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7	96
Fair Value, Inputs, Level 1 [Member] | Excluding Interest In Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,715	3,913
Fair Value, Inputs, Level 1 [Member] | Excluding Interest In Master Trust [Member] | Popular Inc Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,708	3,817
Fair Value, Inputs, Level 1 [Member] | Excluding Interest In Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Excluding Interest In Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7	96
Fair Value, Inputs, Level 2 [Member] | Excluding Interest In Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Excluding Interest In Master Trust [Member] | Popular Inc Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Excluding Interest In Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Excluding Interest In Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,134	2,511	2,491
Fair Value, Inputs, Level 3 [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	714	937	836
Fair Value, Inputs, Level 3 [Member] | Excluding Interest In Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	714	937
Fair Value, Inputs, Level 3 [Member] | Excluding Interest In Master Trust [Member] | Popular Inc Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Excluding Interest In Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	714	937
Fair Value, Inputs, Level 3 [Member] | Excluding Interest In Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0

Changes in level 3 assets measured at fair value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at end of year	$ 656,131	$ 579,523
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	2,511	2,491
Defined Benefit Plan, Actual Return on Plan Assets Still Held	(223)	101
Defined Benefit Plan, Purchases, Sales, and Settlements	(154)	(81)
Fair value of plan assets at end of year	2,134	2,511
Private Equity Investment [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	937	836
Defined Benefit Plan, Actual Return on Plan Assets Still Held	(223)	101
Fair value of plan assets at end of year	$ 714	$ 937

Plan assets master trust by fair value hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 656,131	$ 579,523
Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	657,451	631,916
Master Trust [Member] | US Government Sponsored Enterprises Debt Securities Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	162,542	182,892
Master Trust [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	43,006	44,463
Master Trust [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	262,961	239,754
Master Trust [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	31,133	39,897
Master Trust [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,548	2,396
Master Trust [Member] | Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	86,947	59,699
Master Trust [Member] | Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	19,847	24,676
Master Trust [Member] | Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	19,088	14,568
Master Trust [Member] | Collateralized Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10,479	10,570
Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	714	937
Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,766	10,490
Master Trust [Member] | Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,420	1,574
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	310,860	290,141
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | US Government Sponsored Enterprises Debt Securities Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	262,961	239,754
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	31,133	39,897
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | Collateralized Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,766	10,490
Fair Value, Inputs, Level 1 [Member] | Master Trust [Member] | Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	344,457	339,264
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | US Government Sponsored Enterprises Debt Securities Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	162,542	182,892
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	43,006	44,463
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,548	2,396
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	86,947	59,699
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	19,847	24,676
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	19,088	14,568
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | Collateralized Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10,479	10,570
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Master Trust [Member] | Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,134	2,511	2,491
Fair Value, Inputs, Level 3 [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	714	937	836
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,134	2,511
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | US Government Sponsored Enterprises Debt Securities Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | Collateralized Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	714	937
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Master Trust [Member] | Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 1,420	$ 1,574

Changes in level 3 asset measured at fair value master trust (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at end of year	$ 656,131	$ 579,523
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	2,511	2,491
Defined Benefit Plan, Actual Return on Plan Assets Still Held	(223)	101
Defined Benefit Plan, Purchases, Sales, and Settlements	(154)	(81)
Fair value of plan assets at end of year	2,134	2,511
Master Trust [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at end of year	657,451	631,916
Master Trust [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at end of year	$ 2,134	$ 2,511

Information Popular Inc. shares of common stock held by the plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Number of Shares of Equity Securities Issued by Employer and Related Parties Included in Plan Assets	274,572	274,572
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	$ 5,708,352	$ 3,816,551
Defined Benefit Plan Amount Of Dividends Received On Employer And Related Party Securities	$ 0	$ 0

Aggregate status of the plans and the amounts recognized in the consolidated financial statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 656,131	$ 579,523
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	348,306	333,287
Reconciliation Of Net Liabilities Abstract:
Accumulated other comprehensive loss at end of year	(348,306)	(333,287)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan Interest Cost	29,981	31,139	31,513
Termination benefit cost	0	15,559	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan Contributions By Employer	58,000	124,552
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net loss	297,765	281,431
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	297,765	281,431	176,910
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(155,308)	(160,688)
Accumulated other comprehensive loss at beginning of year	281,431	176,910
Amount prepaid (accued) at beginning of year	126,123	16,222
Additional benefit cost	0	(15,559)
Net periodic benefit credit (cost)	(12,444)	908
Amount prepaid (accrued) at end of year	171,679	126,123	16,222
Accumulated other comprehensive loss at end of year	(297,765)	(281,431)	(176,910)
Net liabilities at end of year	(126,086)	(155,308)	(160,688)
Pension Plans, Defined Benefit [Member] | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	706,449	603,254
Defined Benefit Plan Interest Cost	29,981	31,139
Termination benefit cost	0	15,559
Actuarial loss	64,103	87,403
Benefits paid	(48,928)	(30,906)
Benefit obligation at end of year	751,605	706,449
Pension Plans, Defined Benefit [Member] | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(48,928)	(30,906)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	551,141	442,566
Actual return on plan assets	65,302	14,929
Defined Benefit Plan Contributions By Employer	58,000	124,552
Fair value of plan assets at end of year	625,515	551,141
Other Pension Plans Defined Benefit Member
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan Interest Cost	1,572	1,581	1,537
Termination benefit cost	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan Contributions By Employer	51	6,751
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net loss	15,055	14,387
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	15,055	14,387	8,237
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(8,057)	(8,289)
Accumulated other comprehensive loss at beginning of year	14,387	8,237
Amount prepaid (accued) at beginning of year	6,330	(52)
Additional benefit cost	0	0
Net periodic benefit credit (cost)	(761)	(369)
Amount prepaid (accrued) at end of year	5,620	6,330	(52)
Accumulated other comprehensive loss at end of year	(15,055)	(14,387)	(8,237)
Net liabilities at end of year	(9,435)	(8,057)	(8,289)
Other Pension Plans Defined Benefit Member | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	36,439	30,301
Defined Benefit Plan Interest Cost	1,572	1,581
Termination benefit cost	0	0
Actuarial loss	3,287	5,695
Benefits paid	(1,247)	(1,138)
Benefit obligation at end of year	40,051	36,439
Other Pension Plans Defined Benefit Member | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(1,247)	(1,138)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	28,382	22,012
Actual return on plan assets	3,430	757
Defined Benefit Plan Contributions By Employer	51	6,751
Fair value of plan assets at end of year	$ 30,616	$ 28,382

Breakdown of pension and restoration plans liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plan Liabilities, Current	$ 0	$ 0
Defined Benefit Pension Plan, Liabilities, Noncurrent	126,086	155,308
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plan Liabilities, Current	51	50
Defined Benefit Pension Plan, Liabilities, Noncurrent	$ 9,384	$ 8,007

Change in accumulated other comprehensive income loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Increase Decrease In Aocl [Abstract]
Accumulated other comprehensive loss at beginning of year	$ 333,287
Ocurring During Year [Abstract]
Total Increase in AOCL	(1,983)	11,681
Accumulated other comprehensive loss at end of year	348,306	333,287
Pension Plans, Defined Benefit [Member]
Increase Decrease In Aocl [Abstract]
Accumulated other comprehensive loss at beginning of year	281,431	176,910
Recognized During Year [Abstract]
Actuarial losses	(21,703)	(11,314)
Ocurring During Year [Abstract]
Net acturial losses	38,037	115,835
Total Increase in AOCL	16,334	104,521
Accumulated other comprehensive loss at end of year	297,765	281,431
Other Pension Plans Defined Benefit Member
Increase Decrease In Aocl [Abstract]
Accumulated other comprehensive loss at beginning of year	14,387	8,237
Recognized During Year [Abstract]
Actuarial losses	(1,294)	(591)
Ocurring During Year [Abstract]
Net acturial losses	1,962	6,741
Total Increase in AOCL	668	6,150
Accumulated other comprehensive loss at end of year	$ 15,055	$ 14,387

Accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 21,452
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 1,330

Accumulated benefit obligation in excess of plan assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	$ 751,605	$ 706,449
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	751,605	706,449
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	625,515	551,141
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	40,051	36,439
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	40,051	36,439
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	$ 30,616	$ 28,382

Actuarial assumption used to determine the benefit obligation (Detail)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.80%	4.40%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%

Actuarial assumption used to determine the components of net periodic benefit cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	5.30%	5.90%
Expected return on plan asset	7.60%	8.00%	8.00%
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	5.30%	5.90%
Expected return on plan asset	7.60%	8.00%	8.00%

Components of net periodic pension cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	$ (200)	$ (961)	$ (1,046)
Recognized net actuarial losses	25,159	12,973	12,196
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost	0	0	0
Defined Benefit Plan Interest Cost	29,981	31,139	31,513
Expected return on plan assets	(39,240)	(43,361)	(30,862)
Amortization of prior service credit	0	0	0
Recognized net actuarial losses	21,703	11,314	8,745
Defined Benefit Plan Amortization Of Net Gains Losses	12,444	(908)	9,396
Settlement Loss	0	0	4,229
Defined Benefit Plan, Special Termination Benefits	0	15,559	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Total net periodic pension cost	12,444	14,651	13,625
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost	0	0	0
Defined Benefit Plan Interest Cost	1,572	1,581	1,537
Expected return on plan assets	(2,105)	(1,803)	(1,614)
Amortization of prior service credit	0	0	0
Recognized net actuarial losses	1,294	591	397
Defined Benefit Plan Amortization Of Net Gains Losses	761	369	320
Settlement Loss	0	0	0
Defined Benefit Plan, Special Termination Benefits	0	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Total net periodic pension cost	$ 761	$ 369	$ 320

Contributions to the benefit plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 0
Other Pension Plans Defined Benefit Member
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 51

Projected benefit payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 36,729
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	35,959
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	36,254
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	36,849
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	37,558
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	196,475
Other Pension Plans Defined Benefit Member
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	1,516
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	1,643
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	1,883
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	1,992
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	2,095
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 11,388

Corporation unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ 348,306	$ 333,287
Reconciliation Of Net Liabilities Abstract:
Accumulated other comprehensive loss at end of year	(348,306)	(333,287)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	180,989	164,313
Defined Benefit Plan Service Cost	2,190	2,016	1,727
Defined Benefit Plan Interest Cost	7,801	8,543	6,434
Temporary Deviation Loss	0	437	86
Defined Benefit Plan, Special Termination Benefits	0	0	671
Benefits paid	(7,348)	(6,108)
Actuarial loss	(21)	11,788
Benefit obligation at end of year	183,611	180,989	164,313
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net prior service cost	0	(200)		0
Net loss	35,486	37,669
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	35,486	37,469	25,788
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(180,989)	(164,313)
Accumulated other comprehensive loss at beginning of year	37,469	25,788
Amount prepaid (accued) at beginning of year	(143,520)	(138,525)
Additional benefit cost	0	(437)
Net periodic benefit credit (cost)	(11,953)	(10,666)
Defined Benefit Plan Contributions By Employer	7,348	6,108
Amount prepaid (accrued) at end of year	(148,125)	(143,520)	(138,525)
Accumulated other comprehensive loss at end of year	(35,486)	(37,469)	(25,788)
Net liabilities at end of year	$ (183,611)	$ (180,989)	$ (164,313)

Postretirement health care benefit plan liabilities (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	$ 6,811	$ 6,939
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	$ 176,800	$ 174,050

Changes in accumulated other comprehensive income (loss) for postretirement plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss at beginning of year	$ 333,287
Recognized During Year [Abstract]
Amortization of prior service cost	200	961	1,046
Ocurring During Year [Abstract]
Total Increase in AOCL	(1,983)	11,681
Accumulated other comprehensive loss at end of year	348,306	333,287
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss at beginning of year	37,469	25,788
Recognized During Year [Abstract]
Amortization of prior service cost	200	961	1,046
Actuarial losses	(2,162)	(1,068)	1,175
Ocurring During Year [Abstract]
Net actuarial losses	(21)	11,788
Accumulated other comprehensive loss at end of year	$ 35,486	$ 37,469	$ 25,788

Postretirement plan expected to be recognized in accumulated other comprehensive income (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net prior service cost	$ 0	$ 0	$ (200)
Net loss	$ 1,892

Components of net periodic postretirement benefit cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension and Other Postretirement Benefits Disclosure [Line Items]
Amortization of prior service credit	$ (200)	$ (961)	$ (1,046)
Other Postretirement Benefit Plans Defined Benefit [Member]
Pension and Other Postretirement Benefits Disclosure [Line Items]
Defined Benefit Plan Service Cost	2,190	2,016	1,727
Defined Benefit Plan Interest Cost	7,801	8,543	6,434
Amortization of prior service credit	(200)	(961)	(1,046)
Recognized Net Actuarial Loss	2,162	1,068	(1,175)
Defined Benefit Plan Amortization Of Net Gains Losses	11,953	10,666	5,940
Temporary Deviation Loss	0	437	86
Termination benefit cost	0	0	671
Total net periodic pension cost	$ 11,953	$ 11,103	$ 6,697

Discount rate and assumed health care cost trend rates used to determined benefit obligation and net periodic benefit cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.80%	4.40%
Other Postretirement Benefit Plans Defined Benefit [Member] | To Determined Benefit Obligation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.80%	4.40%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2016
Other Postretirement Benefit Plans Defined Benefit [Member] | To Determined Benefit Obligation [Member] | Medical Advantage Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	6.50%	25.00%
Other Postretirement Benefit Plans Defined Benefit [Member] | To Determined Benefit Obligation [Member] | All Other Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	6.50%	7.00%
Other Postretirement Benefit Plans Defined Benefit [Member] | To Determined Net Periodic Benefit Cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.40%	5.30%	5.90%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2014	2014
Other Postretirement Benefit Plans Defined Benefit [Member] | To Determined Net Periodic Benefit Cost [Member] | Medical Advantage Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	25.00%	25.00%	7.00%
Other Postretirement Benefit Plans Defined Benefit [Member] | To Determined Net Periodic Benefit Cost [Member] | All Other Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	7.00%	6.50%	7.00%

Effects of changes in assumed health care cost trend rates (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 389
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(435)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	8,247
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (8,735)

Projected benefit payments to postretirement plan (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 6,811
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	6,949
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	7,091
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	7,352
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	7,703
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 43,223

Employee benefits - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pensions And Benefit Restoration Plans [Member]	Dec. 31, 2011 Pensions And Benefit Restoration Plans [Member]	Dec. 31, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]	Dec. 31, 2013 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Estimated Future Employer Contributions In Current Fiscal Year							$ 6,800,000
Number Of Employees Eligible For The Retirement Program		958
Retirement Program Benefit		one-year of their current base pay rate
Retired Employees for Voluntary Retirement Program		369
Defined Benefit Plan Pension And Restoration Plans Interest In Net Assets Of The Master Trust	100.00%	91.00%
Defined Benefit Plans, General Information				BPPR’s non-contributory, defined benefit retirement plan is currently closed to new hires and to employees who at December 31, 2005 were under 30 years of age or were credited with less than 10 years of benefit service. Effective May 1, 2009, the accrual of the benefits under the BPPR retirement plan (the “P.R. Plans”) were frozen to all participants. Pursuant to the amendment, the retirement plan participants will not receive any additional credit for compensation earned and service performed after April 30, 2009 for purposes of calculating benefits under the retirement plan. The retirement plan’s benefit formula is based on a percentage of average final compensation and years of service. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. and PR Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. and PR Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.		In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR. Certain employees who elected to retire as of February 1, 2012 under the voluntary retirement program were also eligible to receive postretirement health care benefits. During 2010, the Corporation amended the postretirement benefits as a result of the EVERTEC sale described in Note 30 to the consolidated financial statements. As a result of such amendment, the EVERTEC employees may become eligible for health care benefits provided they reach retirement age while working with the acquiring institution.
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	0	0	0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0	0	0	0
Defined Benefit Plan, Transfers Between Measurement Levels				$ 0	$ 0

Computation of net income (loss) per common share ("EPS"), basic and diluted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net Income	$ 245,275		$ 151,325		$ 137,401
Preferred stock dividends	(3,723)		(3,723)		(310)
Preferred Stock Conversions Inducements	0	[1]	0	[1]	(191,667)	[1]
Net income (loss) applicable to common stock	241,552		147,602		(54,576)
Weighted Average Number Of Shares Outstanding Basic	102,429,755		102,179,393		88,515,404
Weighted Average Number Diluted Shares Outstanding Adjustment	223,855		110,103		0
Average common shares outstanding - assuming dilution	102,653,610		102,289,496		88,515,404
Earnings Per Share, Basic and Diluted	$ 2.35	[2]	$ 1.44	[2]	$ (0.62)	[2]
Retained Earnings Member
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net Income	245,275		151,325		137,401
Preferred Stock Conversions Inducements					$ (191,667)

[1]	Non-cash beneficial conversion, resulting from the conversion of contingently convertible perpetual non-cumulative preferred stock into shares of the Corporation’s common stock. The beneficial conversion was recorded as a deemed dividend to the preferred stockholders reducing retained earnings, with a corresponding offset to surplus (paid in capital), and thus did not affect total stockholders’ equity or the book value of the common stock.
[2]	All periods presented reflect the 1-for-10 reverse stock split effected on May 29, 2012.

Net income (loss) per common share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	165,342	209,288	247,142
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,093,284
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0

Rental expense and commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due, Current	$ 34,853	[1]
Operating Leases, Future Minimum Payments, Due in Two Years	33,013	[1]
Operating Leases, Future Minimum Payments, Due in Three Years	32,065	[1]
Operating Leases, Future Minimum Payments, Due in Four Years	28,793	[1]
Operating Leases, Future Minimum Payments, Due in Five Years	23,445	[1]
Operating Leases, Future Minimum Payments, Due Thereafter	162,462	[1]
Operating Leases, Future Minimum Payments Due	$ 314,631	[1]

[1]	Minimum payments have not been reduced by minimum non-cancelable sublease rentals due in the future of $0.5 million at December 31, 2012.

Rental expense and commitments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
Operating Leases Future Minimum Payments Due Future Minimum Sublease Rental	$ 0.5

Rental expense - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 44,326	$ 49,891	$ 60,655

Other services fees by major categories (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Debit card fees	$ 36,787	$ 49,459	$ 100,639
Insurance Commissions And Fees	53,825	54,390	49,768
Fees And Commissions Credit Cards	57,551	49,049	84,786
Asset Management Fees	37,766	34,388	37,783
Servicing Fees Net	30,770	12,098	24,801
Fees And Commissions Fiduciary And Trust Activities	16,353	15,333	14,216
Processing fees	6,330	6,839	45,055
Other fees	17,163	18,164	20,456
Total other services fees	$ 256,545	$ 239,720	$ 377,504

FDIC loss share (expense) income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
F D I C Loss Share Expense Income [Line Items]
(Amortization) accretion of indemnification asset	$ (129,676)		$ (10,855)		$ 73,487
80% mirror accounting on credit impairment losses	58,187	[1]	110,457	[1]	0	[1]
80% mirror accounting on reimbursable expenses	29,234		5,093		0
80% mirror accounting on discount accretion on loans and unfunded commitments accounted for under ASC 310-20	(969)		(33,221)		(95,383)
Change in true-up payment obligation	(13,178)		(6,304)		(3,855)
Other	191		1,621		0
FDIC loss share (expense) income	$ (56,211)		$ 66,791		$ (25,751)

[1]	Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.

FDIC loss share (expense) income - Additional Information (Detail) (Federal Deposit Insurance Corporation [Member])	12 Months Ended
Dec. 31, 2012
Federal Deposit Insurance Corporation [Member]
F D I C Loss Share Expense Income [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%

Stock options outstanding (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 $159.95-$185.00	Dec. 31, 2012 $192.50-$272.00	Dec. 31, 2012 $159.95-$272.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	160,986	206,946	227,518	255,267	56,386	104,600	160,986
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 222.71	$ 207.83	$ 206.71	$ 206.44	$ 167.84	$ 252.29	$ 222.71
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					0 years 0 months 73 days	0 years 0 months 546 days	0 years 0 months 381 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					56,386	104,600	160,986
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price					$ 167.84	$ 252.29	$ 222.71

Summary of stock option activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding
Outstanding at beginning of period	206,946	227,518	255,267
Granted	0	0	0
Exercised	0	0	0
Forfeited	0	0	0
Expired	(45,960)	(20,572)	(27,749)
Outstanding at end of period	160,986	206,946	227,518
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Outstanding at beginning of period	$ 207.83	$ 206.71	$ 206.44
Granted	$ 0	$ 0	$ 0
Exercised	$ 0	$ 0	$ 0
Forfeited	$ 0	$ 0	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Options Expirations In Period Weighted Average Exercise Price	$ 155.68	$ 195.48	$ 204.27
Outstanding at end of period	$ 222.71	$ 207.83	$ 206.71

Summary of restricted stock activity under the incentive plan for members of management (Detail) (Restricted Stock Units RSU Member, Management Member, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units RSU Member | Management Member
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	241,934	113,174	13,852
Granted	359,427	155,945	152,541
Vested	(96,353)	(5,156)	(34,088)
Forfeited	(13,785)	(22,029)	(19,131)
Ending Balance	491,223	241,934	113,174
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 31.98	$ 36.06	$ 236.2
Granted	$ 17.72	$ 32.35	$ 27
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Weighted Average Grant Date Fair Value	$ 37.61	$ 89.97	$ 78.7
Forfeited	$ 26.59	$ 42.03	$ 32.4
Non-vested at end of period	$ 20.59	$ 31.98	$ 36.06

Summary of restricted stock activity under the incentive plan for members of the Board of Directors (Detail) (Restricted Stock Units RSU Member, Director Member, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units RSU Member | Director Member
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	0	0	0
Granted	41,174	30,163	30,590
Vested	(41,174)	(30,163)	(30,590)
Forfeited	0	0	0
Ending Balance	0	0	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	$ 16.37	$ 26.72	$ 29.5
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Weighted Average Grant Date Fair Value	$ 16.37	$ 26.72	$ 29.5
Forfeited	$ 0	$ 0	$ 0
Non-vested at end of period	$ 0	$ 0	$ 0

Stock-based compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Income Tax Expense Benefit	$ (26,403,000)	$ 114,927,000	$ 108,230,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement.
Employee Stock Option[Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period	10 years
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized	5,300,000
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition	2 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0	0	0
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	160,986	206,946	227,518
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	0	0	0
Restricted Stock Units RSU Member | T R P Interim Final Rule [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The restricted shares granted consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule vest in two years from grant date.
Restricted Stock Units RSU Member | Management Member
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	359,427	155,945	152,541
Restricted Stock Expense	4,300,000	2,200,000	1,000,000
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	1,100,000	500,000	400,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	1,600,000
Income Tax Expense Benefit	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service.
Restricted Stock Units RSU Member | Management Member | Share Vesting On Grant Date [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	2,700,000,000
Restricted Stock Units RSU Member | Management Member | T R P Interim Final Rule [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	253,170	111,045	130,503
Restricted Stock Units RSU Member | Director Member
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	41,174	30,163	30,590
Restricted Stock Expense	400,000	500,000	500,000
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	100,000	100,000	200,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	600,000
Performance Based Shares [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	0	0	4,286
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The performance shares are granted at the end of the three-year period and vest at grant date, except when the participant’s employment is terminated by the Corporation without cause. In such case, the participant would receive a pro-rata amount of shares calculated as if the Corporation would have met the performance goal for the performance period.
Performance Awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	0	0	200,000
Allocated Share Based Compensation Expense	$ 0	$ 0	$ 500,000

Components of income tax expense - (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit) [Abstract]
Subtotal		$ 109,088	$ 109,065	$ 120,357
Deferred Income Tax Expense (Benefit) [Abstract]
Subtotal		(135,491)	5,862	(12,127)
Income tax (benefit) expense		(26,403)	114,927	108,230
PUERTO RICO
Current Income Tax Expense (Benefit) [Abstract]
Current Federal Tax Expense (Benefit)		108,090	107,343	119,729
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal Income Tax Expense (Benefit)		(138,632)	(99,636)	(510)
Income Tax Reconciliation Change In Enacted Tax Rate	103,287	0	103,287	0
Income tax (benefit) expense		(26,403)	114,927	108,230
UNITED STATES
Current Income Tax Expense (Benefit) [Abstract]
Current Federal And States Tax Expense (Benefit)		998	1,722	628
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal And States Income Tax Expense (Benefit)		$ 3,141	$ 2,211	$ (11,617)

Differences between income tax expense (benefit) applicable to income before income taxes and amount computed by applying the statutory tax rate in Puerto Rico (Detail) (USD $)
In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Computed income tax at statutory rates		$ 4,400		$ 1,100		$ (8,900)
Income tax (benefit) expense		(26,403)		114,927		108,230
PUERTO RICO
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Computed income tax at statutory rates		65,662		79,876		100,586
Net benefit of net tax exempt interest income		(25,540)		(31,379)		(7,799)
Deferred tax asset valuation allowance		166		7,192		143,754
Non-deductible expenses		23,093		21,756		28,130
Difference in tax rates due to multiple jurisdictions		(6,034)		(8,555)		13,908
Adjustment for enacted changes in income tax laws	103,287	0		103,287		0
Unrecognized Tax Benefits Period Increases Decreases		(8,985)		(5,160)		0
Income Tax Reconciliation Other Adjustments		3,367		3,377		(26,505)
Income tax (benefit) expense		(26,403)		114,927		108,230
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Computed income tax at statutory rates		30.00%		30.00%		41.00%
Effective Income Tax Rate Reconciliation Tax Exempt Income		(12.00%)		(12.00%)		(3.00%)
Deferred tax asset valuation allowance		0.00%		3.00%		59.00%
Non-deductible expenses		11.00%		8.00%		11.00%
Difference in tax rates due to multiple jurisdictions		(3.00%)		(3.00%)		6.00%
Effective Income Tax Rate Reconciliation Change In Enacted Tax Rate		0.00%		39.00%		0.00%
EffectiveIncomeTaxRateReconciliationOtherAdjustments		(4.00%)		(2.00%)		0.00%
Income tax (benefit) expense		(12.00%)		43.00%		44.00%
PUERTO RICO | Effect Of Income Subject To Preferential Tax Rate [Member]
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Income tax reconciliation, other deductions		(78,132)	[1]	(1,852)	[1]	(143,844)	[1]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation Deductions Other		(36.00%)	[1]	(1.00%)	[1]	(59.00%)	[1]
PUERTO RICO | Recognition Of Tax Benefits From Previous Years [Member]
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Income tax reconciliation, other deductions		$ 0	[2]	$ (53,615)	[2]	$ 0	[2]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation Deductions Other		0.00%	[2]	(20.00%)	[2]	0.00%	[2]
PUERTO RICO | State Taxes And Others [Member]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation Deductions Other		2.00%		1.00%		(11.00%)

[1]	Includes the impact of the Closing Agreement with the P.R. Treasury signed in June 2012 and income from investments in subsidiaries subject to preferential tax rates.
[2]	Represents the impact of the Ruling and Closing Agreement with the P.R. Treasury signed in June 2011.

Components of deferred tax assets and liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Tax Credit Carryforwards Other	$ 2,666	$ 3,459
Deferred Tax Asset Operating Loss Carryforwards And Other Carryforwards	1,201,174	1,174,488
Deferred Tax Assets Tax Deferred Expense Compensation And Benefits	97,276	104,663
Allowance for loan losses	592,664	605,105
Deferred Tax Assets Depreciation	6,699	5,527
Other temporary differences	31,864	27,341
Total gross deferred tax assets	1,953,341	1,943,478
Deferred Tax Liabilities Abstract
Deferred Tax Liabilities Deferred Expense Deferred Policy Acquisition Cost	37,281	32,293
Deferred Tax Liabilities Parents Basis In Discontinued Operation	6,400	20,721
FDIC-assisted transaction	53,351	142,000
Deferred Tax Liabilities, Investments	51,002	73,991
Other temporary differences	10,142	6,187
Total gross deferred tax liabilities	161,635	279,469
Valuation allowance	1,260,542	1,259,358
Net deferred tax asset	531,164	404,651
Loans Member
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	6,579	6,788
Deferred Tax Liabilities Abstract
Deferred Tax Liabilities Deferred Expense Deferred Financing Costs	3,459	4,277
Gains Losses On Sales Of Assets Member
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	10,528	11,763
Intercompany [Member]
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	$ 3,891	$ 4,344

Net operating loss carryfowards (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	$ 1,162,414
Expires 2013 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	1,447
Expires 2016 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	7,263
Expires 2017 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	8,542
Expires 2018 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	15,505
Expires 2019 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	230
Expires 2021 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	76
Expires 2022 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	971
Expires 2023 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	1,248
Expires 2027 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	65,165
Expires 2028 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	510,675
Expires 2029 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	195,014
Expires 2030 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	193,707
Expires 2031 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	136,657
Expires 2032 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	$ 25,914

Reconciliation of unrecognized tax benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	$ 19.5	$ 26.3
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions	1.1	3.7
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions	0	2.1
Reduction as a result of lapse of statute of limitations	(6.3)	(6)
Unrecognized Tax Benefits, Decreases Resulting from Current Period Tax Positions	(0.2)
Unrecognized Tax Benefits Decreases Resulting From Prior Period Tax Positions	(0.7)	0
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities	0	(6.6)
Ending Balance	$ 13.4	$ 19.5

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Marginal Income Tax Rate			30.00%	39.00%
Deferred Tax Assets Net		$ 541,499,000	$ 429,691,000
Deferred Tax Liabilities		161,635,000	279,469,000
Income Tax Examination Minimum Likelihood Of Tax Benefits Being Realized Upon Ultimate Settlement			50.00%
Deferred Tax Assets Valuation Allowance		1,260,542,000	1,259,358,000
Unrecognized Tax Benefits Interest On Income Taxes Accrued		4,300,000	5,500,000
Income Tax Examination Penalties Accrued		0	0
Unrecognized Tax Benefits That Would Impact Effective Tax Rate		16,900,000	24,200,000
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities		10,000,000
Unrecognized Tax Benefits Current Interest On Income Taxes Accrued		200,000	300,000
Prepaid Taxes		88,360,000	17,441,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate		4,400,000	1,100,000	(8,900,000)
Deferred Tax Assets Tax Credit Carryforwards Other		2,666,000	3,459,000
Westernbank Assets Capital Gain Treatment [Member]
Income Taxes [Line Items]
Marginal Income Tax Rate		30.00%
Other Liabilities Member
Income Taxes [Line Items]
Deferred Tax Liabilities		10,000,000	25,000,000
PUERTO RICO
Income Taxes [Line Items]
Income Tax Reconciliation Change In Enacted Tax Rate	103,287,000	0	103,287,000	0
Marginal Income Tax Rate		30.00%
Effective Income Tax Rate Continuing Operations		(12.00%)	43.00%	44.00%
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate		65,662,000	79,876,000	100,586,000
PUERTO RICO | Westernbank Assets Capital Gain Treatment [Member]
Income Taxes [Line Items]
Preferential Tax Rate		15.00%
Prepaid Taxes		72,900,000
PUERTO RICO | Net [Member]
Income Taxes [Line Items]
Income Tax Reconciliation Prior Year Income Taxes	53,600,000		53,600,000
Deferred Tax Assets Net		558,000,000
Banco Popular Puerto Rico Qualified Pension Plan [Member]
Income Taxes [Line Items]
Deferred Tax Assets Other Tax		36,300,000
Deferred Tax Assets, Other Loss Carryforwards		$ 2,400,000

Additional disclosures on cash flow information and non-cash activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Income Taxes Paid, Net	$ 189,468		$ 171,818		$ 41,052
Interest Paid	388,250		517,980		682,943
Cash Flow Noncash Investing And Financing Activities Disclosure Abstract
Transfers Of Loans To Other Real Estate Owned	294,993		229,064		183,901
Transfers Of Loans To Other Property	25,685		26,148		37,383
Total loans transferred to foreclosed assets	320,678		255,212		221,284
Transfer Of Portfolio Loans And Leases To Held For Sale 1	141,412		121,225		1,020,889
Transfer Of Loans Held For Sale To Portfolio Loans 1	10,325		28,535		12,388
Noncash Transfer To Securities From Loans Resulting From Securitization	1,330,743	[1]	1,101,800	[1]	817,528	[1]
Write Downs Related To Loans Transferred To Loans Held For Sale	34		(1,101)		327,207
Trades receivables from brokers and counterparties	137,542		69,535		23,055
Recognition of mortgage servicing rights on securitizations or asset transfers	18,495		19,971		15,326
Gain on retained interest (sale of Evertec)	0		0		93,970
Treasury Stock Retired Non Cash	0		0		0
Change In Par Value	0		0
Loans sold to a joint venture in exchange for an acquisition loan and an equity interest in the join venture	0		102,353		0
Additional Cash Flow Elements Financing Activities Abstract
Conversion Of Stock Amount Converted 1	0		0		(1,150,000)
Conversion Of Stock Amount Issued	0		0		1,341,667
Trust Preferred Securities Exchanged For New Common Stock Issued [Abstract]
Trust Preferred Securities Exchanged	0		0		0
New common stock issued	0		0		0
Preferred Stock Exchanged For New Common Stock Issued [Abstract]
Preferred Stock Exchanged	0		0		0
New common stock issued	0		0		0
Preferred Stock Exchanged For New Trust Preferred Securities Issued [Abstract]
Exchange Of Preferred Stock For Trust Preferred Securities Issued	0		0
Preferred Stock Member
Preferred Stock Exchanged For New Trust Preferred Securities Issued [Abstract]
Exchange Of Preferred Stock For Trust Preferred Securities Issued	0		0
Additional Paid In Capital Member
Cash Flow Noncash Investing And Financing Activities Disclosure Abstract
Change In Par Value					$ 0

[1]	Includes loans securitized into trading securities and subsequently sold before year end.

Supplemental disclosure on the consolidated statements of cash flows - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Cash Acquired From Acquisition	$ 0	$ (855)	$ 261,311

Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net interest income	$ 1,372,619	$ 1,431,992	$ 1,294,865
Provision for loan losses	408,941	575,720	1,011,880
Non interest Income	466,342	560,277	1,288,193
Amortization of intangibles	10,072	9,654	9,173
Depreciation expense	46,736	46,446	58,861
Loss on early extinguishment of debt	25,196	8,693	38,787
Other operating expenses	1,129,144	1,085,504	1,218,726
Income tax expense	(26,403)	114,927	108,230
Net Income	245,275	151,325	137,401
Assets	36,507,535	37,348,432	38,814,998
Banco Popular De Puerto Rico [Member]
Segment Reporting Information [Line Items]
Net interest income	1,198,541	1,240,700	1,095,932
Provision for loan losses	356,496	487,238	609,630
Non interest Income	402,086	488,459	448,301
Amortization of intangibles	7,351	6,933	5,449
Depreciation expense	37,321	37,180	38,364
Loss on early extinguishment of debt	25,196	693	1,171
Other operating expenses	903,677	845,821	815,947
Income tax expense	(20,245)	119,819	27,120
Net Income	290,831	231,475	46,552
Assets	27,600,235	28,423,064	29,429,358
Banco Popular De Puerto Rico [Member] | Commercial Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	423,798	501,946	443,242
Provision for loan losses	149,597	356,905	464,214
Non interest Income	20,095	173,764	133,674
Amortization of intangibles	13	103	558
Depreciation expense	16,840	16,928	16,760
Loss on early extinguishment of debt	8,037	693	1,171
Other operating expenses	279,358	257,830	272,755
Income tax expense	(33,068)	38,332	(68,791)
Net Income	23,116	4,919	(109,751)
Assets	12,770,793	13,643,862	15,625,030
Banco Popular De Puerto Rico [Member] | Consumer And Retail Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	762,857	727,050	643,076
Provision for loan losses	206,899	130,333	145,416
Non interest Income	269,190	209,100	211,242
Amortization of intangibles	6,833	6,175	4,313
Depreciation expense	19,522	19,297	20,464
Loss on early extinguishment of debt	17,159	0	0
Other operating expenses	555,797	523,423	477,859
Income tax expense	(1,460)	67,678	79,206
Net Income	227,297	189,244	127,060
Assets	19,668,009	20,035,526	21,483,403
Banco Popular De Puerto Rico [Member] | Other Services [Member]
Segment Reporting Information [Line Items]
Net interest income	11,882	11,600	9,392
Provision for loan losses	0	0	0
Non interest Income	112,949	105,632	103,552
Amortization of intangibles	505	655	578
Depreciation expense	959	955	1,140
Loss on early extinguishment of debt	0	0	0
Other operating expenses	68,670	64,759	65,619
Income tax expense	14,281	13,707	16,575
Net Income	40,416	37,156	29,032
Assets	632,676	1,225,247	462,771
Banco Popular De Puerto Rico [Member] | Consolidation Eliminations Member
Segment Reporting Information [Line Items]
Net interest income	4	104	222
Provision for loan losses	0	0	0
Non interest Income	(148)	(37)	(167)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other operating expenses	(148)	(191)	(286)
Income tax expense	2	102	130
Net Income	2	156	211
Assets	(5,471,243)	(6,481,571)	(8,141,846)
Banco Popular North America [Member]
Segment Reporting Information [Line Items]
Net interest income	281,686	295,602	309,985
Provision for loan losses	52,041	88,482	402,250
Non interest Income	56,864	74,896	54,570
Amortization of intangibles	2,721	2,721	3,181
Depreciation expense	8,157	7,665	9,109
Loss on early extinguishment of debt	0	0	21,866
Other operating expenses	225,893	237,967	264,110
Income tax expense	3,745	3,745	4,318
Net Income	45,993	29,918	(340,279)
Assets	8,651,790	8,581,209	8,973,984
Banco Popular North America [Member] | Consolidation Eliminations Member
Segment Reporting Information [Line Items]
Net interest income	0	0	(56)
Provision for loan losses	0	0	0
Non interest Income	0	0	0
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt		0	0
Other operating expenses	0	0	0
Income tax expense	0	0	0
Net Income	0	0	(56)
Assets	(1,094,351)	(1,126,734)	(1,149,049)
Banco Popular North America [Member] | Popular Community Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	278,228	294,224	305,893
Provision for loan losses	36,841	61,753	400,077
Non interest Income	53,749	69,269	73,032
Amortization of intangibles	2,721	2,721	3,181
Depreciation expense	8,157	7,665	8,539
Loss on early extinguishment of debt		0	21,866
Other operating expenses	223,069	229,998	256,855
Income tax expense	3,745	3,745	1,589
Net Income	57,444	57,611	(313,182)
Assets	9,378,779	9,289,507	9,632,188
Banco Popular North America [Member] | E Loan Inc [Member]
Segment Reporting Information [Line Items]
Net interest income	3,458	1,378	4,148
Provision for loan losses	15,200	26,729	2,173
Non interest Income	3,115	5,627	(18,462)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	570
Loss on early extinguishment of debt		0	0
Other operating expenses	2,824	7,969	7,255
Income tax expense	0	0	2,729
Net Income	(11,451)	(27,693)	(27,041)
Assets	367,362	418,436	490,845
Business Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Provision for loan losses	0	0	0
Non interest Income	0	0	0
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other operating expenses	0	0	0
Income tax expense	0	0	0
Net Income	0	0	0
Assets	(31,792)	(26,447)	(28,662)
Reportable Segments Member
Segment Reporting Information [Line Items]
Net interest income	1,480,227	1,536,302	1,405,917
Provision for loan losses	408,537	575,720	1,011,880
Non interest Income	458,950	563,355	502,871
Amortization of intangibles	10,072	9,654	8,630
Depreciation expense	45,478	44,845	47,473
Loss on early extinguishment of debt	25,196	693	23,037
Other operating expenses	1,129,570	1,083,788	1,080,057
Income tax expense	(16,500)	123,564	31,438
Net Income	336,824	261,393	(293,727)
Assets	36,220,233	36,977,826	38,374,680
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(108,222)	(105,267)	(111,747)
Provision for loan losses	404	0	0
Non interest Income	77,912	66,473	912,555
Amortization of intangibles	0	0	543
Depreciation expense	1,258	1,601	11,388
Loss on early extinguishment of debt	0	8,000	15,750
Other operating expenses	69,863	71,586	263,270
Income tax expense	(9,945)	(9,145)	76,995
Net Income	(91,890)	(110,836)	432,862
Assets	5,308,327	5,348,638	5,583,501
Consolidation Eliminations Member
Segment Reporting Information [Line Items]
Net interest income	614	957	695
Provision for loan losses	0	0	0
Non interest Income	(70,520)	(69,551)	(127,233)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other operating expenses	(70,289)	(69,870)	(124,601)
Income tax expense	42	508	(203)
Net Income	341	768	(1,734)
Assets	$ (5,021,025)	$ (4,978,032)	$ (5,143,183)

Geographic information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 1,838,961	[1]	$ 1,992,269	[1]	$ 2,583,058
PUERTO RICO
Segment Reporting Information [Line Items]
Net Revenue	1,423,912	[1]	1,551,518	[1]	2,138,629
UNITED STATES
Segment Reporting Information [Line Items]
Net Revenue	316,906	[1]	347,460	[1]	339,664
Other Countries [Member]
Segment Reporting Information [Line Items]
Net Revenue	$ 98,143	[1]	$ 93,291	[1]	$ 104,765

[1]	Total revenues include net interest income, service charges on deposit accounts, other service fees, net (loss) gain on sale and valuation adjustments of investment securities, trading account (loss) profit, net gain on sale of loans and valuation adjustments on loans held-for-sale, adjustments to indemnity reserves on loans sold, FDIC loss share (expense) income, fair value change in equity appreciation instrument, gain on sale of processing and technology business and other operating income.

Selected Balance Sheet information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total assets	$ 36,507,535		$ 37,348,432		$ 38,814,998
Deposits	27,000,613		27,942,127
PUERTO RICO
Segment Reporting Information [Line Items]
Total assets	26,582,248		27,410,644		28,556,279
Loans	18,484,977		18,594,751		18,729,654
Deposits	19,984,830		20,696,606		19,149,753
UNITED STATES
Segment Reporting Information [Line Items]
Total assets	8,816,143		8,708,709		9,087,737
Loans	5,852,705		5,845,359		6,978,007
Deposits	6,049,168		6,151,959		6,566,710
Other Countries [Member]
Segment Reporting Information [Line Items]
Total assets	1,109,144		1,229,079		1,170,982
Loans	755,950		874,282		751,194
Deposits	$ 966,615	[1]	$ 1,093,562	[1]	$ 1,045,737

[1]	Represents deposits from BPPR operations located in the US and British Virgin Islands.

Subsequent events- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Subsequent Events [Line Items]
Subsequent Event Description	On February 6, 2013, EVERTEC filed a registration statement with the Securities and Exchange Commission (the "SEC") to register an offering of $100 million in capital through an initial public offering (“IPO”) of its common stock. The amount offered is subject to change prior to the time that the registration statement is declared effective by the SEC and EVERTEC may decide not to proceed with an IPO. In connection with the proposed offering, the Corporation may sell a portion of its currently owned shares of EVERTEC. As of February 28, 2013, the specific number of shares to be sold has not yet been determined. If the Corporation sells a portion of its currently owned shares of EVERTEC, it is expected that it will record a net gain on the sale of these shares. Regardless of whether the Corporation sells any of its currently owned shares in an IPO, its interest in EVERTEC would be reduced as a result of this transaction. There can be no assurances whether EVERTEC will continue to pursue an IPO or whether the Corporation will sell any of its currently owned shares in an IPO, or if an IPO is consummated that the Corporation will receive any proceeds or record a gain in connection with the transaction.
Subsequent Event Member
Subsequent Events [Line Items]
Registration Initial Public Offering Amount	100

Statement of Condition- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Assets [Abstract]
Cash And Due From Banks	$ 439,363		$ 535,282		$ 452,373	$ 677,330
Money Market Funds At Carrying Value	1,085,580		1,376,174
Trading Securities	314,525		436,331
Available For Sale Securities	5,084,201		5,009,823
Investment securities held-to-maturity, at amortized cost	142,817		125,383
Other investment securities, at lower of cost or realizable value	185,443		179,880
Loans and Leases Receivable, Allowance	730,607		815,308
Premises and equipment, net	535,793		538,486
Equity Method Investments	246,776		313,152
Assets	36,507,535		37,348,432		38,814,998
Liabilities And Stockholders Equity Abstract
Other short-term borrowings	636,200		296,200
Notes Payable	1,777,721		1,856,372
Other liabilities	966,249		1,193,883
Total stockholders' equity	4,110,000		3,918,753		3,800,531	2,538,817
Liabilities And Stockholders Equity	36,507,535		37,348,432
Popular, Inc. Holding Co.
Assets [Abstract]
Cash And Due From Banks	1,103		6,365		1,638	1,174
Money Market Funds At Carrying Value	18,574		42,239
Trading Securities	1,259		0
Available For Sale Securities	42,383	[1]	35,700	[1]
Investment securities held-to-maturity, at amortized cost	185,000		185,000
Other investment securities, at lower of cost or realizable value	10,850	[2]	10,850	[2]
Investments In Bppr And Subsidiaries At Equity	2,809,521		2,626,951
Investments In Popular North America And Subsidiaries At Equity	1,244,732		1,146,676
Investments In Other Subsidiaries At Equity	231,704		213,660
Advances To Subsidiaries	230,300		193,900
Advances to Affiliate	53,589	[1]	53,214	[1]
Loans Gross Carrying Amount Excluding Loans To Subsidiaries And Affiliates	2,191		2,501
Loans and Leases Receivable, Allowance	241		8
Premises and equipment, net	2,495		2,533
Equity Method Investments	93,128	[1]	195,193	[1]
Other Assets Holding Company Only	21,876	[1]	24,750	[1]
Assets	4,948,464		4,739,524
Liabilities And Stockholders Equity Abstract
Other short-term borrowings	0		0
Notes Payable	790,282		760,849
Other liabilities	48,182	[1]	59,922	[1]
Total stockholders' equity	4,110,000		3,918,753
Liabilities And Stockholders Equity	$ 4,948,464		$ 4,739,524

[1]	Refer to Note 30 to the consolidated financial statements for the effect of eliminations on transactions with EVERTEC, Inc. (affiliate).
[2]	Refer to Note 22 to the consolidated financial statements for information on the statutory trusts.

Statement of Condition- Popular, Inc. (Parenthetical) (Detail) (Popular, Inc. Holding Co., USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Popular, Inc. Holding Co.
Assets [Abstract]
Held To Maturity Securities Intercompany	$ 185,000	$ 185,000
Cash Due From Bank Subsidiary	915	6,172
Money market investment due from bank subsidiary	0	24,061
Investment securities available-for-sale due from affiliate	38,675	35,700
Other Investment Securities From Affiliates	9,725	9,725
Other assets due from subsidiaries and affiliate	2,007	3,237
Other liabilities due to subsidiaries and affiliate	$ 1,558	$ 2,023

Statement of Operations- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues [Abstract]
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Gain on sale of processing and technology business	0	0	640,802
Losses (earnings) from investments under equity method	73,478	33,769	23,582
Trading Gains (Losses)	(17,682)	5,897	16,404
Revenues, Total	756,100	651,786	448,734
Expenses [Abstract]
Interest Expense	379,086	505,509	653,381
Provision for loan losses	408,941	575,720	1,011,880
Loss on early extinguishment of debt	25,196	8,693	38,787
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments	218,872	266,252	245,631
Income Tax Expense Benefit	(26,403)	114,927	108,230
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	245,275	151,325	137,401
Equity In Undistributed Earnings Losses Of Subsidiaries	0	0	0
Net Income	245,275	151,325	137,401
Comprehensive Income Net Of Tax	184,955	114,738	160,649
Popular, Inc. Holding Co.
Revenues [Abstract]
Dividend income from subsidiaries	5,000	20,000	168,100
Interest Income Operating	23,038	25,145	31,261
Gain on sale of processing and technology business	0	0	640,802
Losses (earnings) from investments under equity method	40,505	14,186	3,402
Other Operating Income Holding Company Only	1,461	8,959	(120)
Trading Gains (Losses)	214	0	0
Revenues, Total	70,218	68,290	843,445
Expenses [Abstract]
Interest Expense	95,898	94,615	111,809
Provision for loan losses	404	0	0
Loss on early extinguishment of debt	0	8,000	15,750
Non interest Expense Excluding Gains Losses On Extinguishment Of Debt	1,705	1,066	35,923
Total Expenses	98,007	103,681	163,482
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments	(27,789)	(35,391)	679,963
Income Tax Expense Benefit	1,702	2,786	80,444
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(29,491)	(38,177)	599,519
Equity In Undistributed Earnings Losses Of Subsidiaries	274,766	189,502	(462,118)
Net Income	245,275	151,325	137,401
Comprehensive Income Net Of Tax	$ 184,955	$ 114,738	$ 160,649

Statement of Operations- Popular, Inc. (Parenthetical) (Detail) (Parent Company [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company [Member]
Revenues [Abstract]
Interest income from subsidiaries and affiliate	$ 22,891	$ 24,800	$ 30,543
Expenses [Abstract]
Operating expenses for services by subsidiaries and affiliates	9,487	8,459	7,339
Expense reimbursement by subsidiaries for services provided by parent	$ 58,577	$ 56,671	$ 49,556

Statement of Cash Flows- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Cash Provided By Used In Operating Activities Abstract
Net Income	$ 245,275	$ 151,325	$ 137,401
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities Abstract
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for Loan and Lease Losses	408,941	575,720	1,011,880
Net (accretion of discounts) amortization of premiums and deferred fees	(37,899)	(113,046)	(254,879)
Losses (earnings) from investments under equity method	(73,478)	(33,769)	(23,582)
Deferred Income Tax Expense Benefit	(135,491)	5,862	(12,127)
Loss Gain [Abstract]
Net Gain Loss On Sale And Valuation Adjustments Of Investment Securities	(1,707)	10,844	3,992
Equity Method Investment Realized Gain Loss On Disposal	0	(16,907)	0
Gain On Sale Of Processing And Technology Business Net Of Transaction Costs	0	0	(616,186)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,387,910	1,143,029	721,398
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Increase Decrease In Interest Payable Net	(9,164)	(12,471)	(29,562)
Net (decrease) increase in other liabilities	1,848	(87,634)	(12,313)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	278,851	525,348	25,758
Net Cash Provided By Used In Operating Activities	524,126	676,673	163,159
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	290,594	(396,879)	119,741
Payments To Acquire Investments Abstract
Available-for-sale	(1,843,922)	(1,357,080)	(764,042)
Held-to-maturity	(25,792)	(74,538)	(97,188)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,636,723	1,360,386	1,865,879
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	9,751	67,236	188,129
Proceeds from sale of investment securities available for sale	52,058	262,443	397,086
Capital Contribution Subsidiaries		0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	151,196	0	0
Proceeds From Sale Of Equity Method Investments	0	31,503	0
Proceeds from Divestiture of Businesses	0	0	642,322
Acquisition of premises and equipment	(54,899)	(50,043)	(66,855)
Proceeds From Sale [Abstract]
Proceeds from sale of premises and equipment	19,841	14,939	14,460
Proceeds from sale of foreclosed assets	206,070	198,490	141,236
Net Cash Provided By Used In Investing Activities	236,642	899,193	4,077,134
Net Increase Decrease In [Abstract]
Increase Decrease In Federal Funds Purchased And Securities Sold Under Agreements To Repurchase Net	(124,345)	(271,453)	(220,240)
Proceeds From Repayments Of Short Term Debt	340,000	(68,022)	356,896
Payments of notes payable	(214,898)	(2,769,477)	(4,260,578)
Proceeds From Notes Payable	106,923	432,568	111,101
Proceeds from issuance of common stock	9,402	7,690	153
Proceeds From Issuance Or Sale Of Equity	0	0	1,101,773
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Proceeds From Contributed Capital		0
Net Cash Provided By Used In Financing Activities	(856,687)	(1,492,957)	(4,465,250)
Cash And Cash Equivalents Period Increase Decrease	(95,919)	82,909	(224,957)
Cash and due from banks at beginning of period	535,282	452,373	677,330
Cash and due from banks at end of period	439,363	535,282	452,373
Popular, Inc. Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	245,275	151,325	137,401
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities Abstract
Equity in undistributed earnings of subsidiaries	(274,766)	(189,502)	462,118
Provision for Loan and Lease Losses	404	0	0
Net (accretion of discounts) amortization of premiums and deferred fees	29,058	25,042	21,282
Losses (earnings) from investments under equity method	(40,505)	(14,186)	(3,402)
Deferred Income Tax Expense Benefit	(14,109)	13,965	8,831
Loss Gain [Abstract]
Net Gain Loss On Sale And Valuation Adjustments Of Investment Securities	0	0	0
Equity Method Investment Realized Gain Loss On Disposal	0	(5,493)	0
Gain On Sale Of Processing And Technology Business Net Of Transaction Costs	0	0	(616,186)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	(1,259)	0	0
Increase Decrease In Other Operating Asset Holding Company Only	9,351	7,563	7,263
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Increase Decrease In Interest Payable Net	0	(3,467)	(528)
Net (decrease) increase in other liabilities	2,581	(84,434)	42,578
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	(289,245)	(250,512)	(78,044)
Net Cash Provided By Used In Operating Activities	(43,970)	(99,187)	59,357
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	23,665	(42,237)	49
Payments To Acquire Investments Abstract
Available-for-sale	0	0	(35,000)
Held-to-maturity	0	(37,093)	(52,796)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	62,980	297,747
Proceeds from sale of investment securities available for sale	0	0	0
Capital Contribution Subsidiaries	(103,500)	0	(1,345,000)
Net Change In Advances To Subsidiaries And Affiliates	(36,400)	226,546	(366,394)
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	150,194	0	0
Proceeds From Loan Originations And Principal Collections Excluding Proceeds Collections From Subsidiaries And Affiliates	138	(131)	(56)
Proceeds From Sale Of Equity Method Investments	0	(10,690)	0
Proceeds from Divestiture of Businesses	0	0	617,976
Acquisition of premises and equipment	(691)	(594)	(890)
Proceeds From Sale [Abstract]
Proceeds from sale of premises and equipment	73	135	183
Proceeds from sale of foreclosed assets	0	0	74
Net Cash Provided By Used In Investing Activities	33,479	198,916	(884,107)
Net Increase Decrease In [Abstract]
Increase Decrease In Federal Funds Purchased And Securities Sold Under Agreements To Repurchase Net	0	0	0
Proceeds From Repayments Of Short Term Debt	0	0	(24,225)
Payments of notes payable	0	(100,000)	(250,000)
Proceeds From Notes Payable	0	0	0
Proceeds from issuance of common stock	9,402	7,690	153
Proceeds From Issuance Or Sale Of Equity	0	0	1,100,155
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Proceeds From Contributed Capital	0	1,514	0
Net Cash Provided By Used In Financing Activities	5,229	(95,002)	825,214
Cash And Cash Equivalents Period Increase Decrease	(5,262)	4,727	464
Cash and due from banks at beginning of period	6,365	1,638	1,174
Cash and due from banks at end of period	$ 1,103	$ 6,365	$ 1,638

Notes payable by contractual maturities - Popular Inc. (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Notes Payable	$ 1,777,721	$ 1,856,372
Parent Company [Member]
Debt Disclosure [Line Items]
Notes Payable	790,282	760,849
Long-term Debt [Member]
Debt Disclosure [Line Items]
Debt With No Stated Maturity	936,000
Subtotal	2,214,251
Less: Discount	436,530
Long-term Debt [Member] | Parent Company [Member]
Debt Disclosure [Line Items]
2013	0
2014	0
2015	0
2016	0
2017	0
Later years	290,812
Debt With No Stated Maturity	936,000
Subtotal	1,226,812
Less: Discount	(436,530)
Notes Payable	$ 790,282

Popular, Inc Holding- Additional Information (Details) (E V E R T E C Inc [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
E V E R T E C Inc [Member]
Parent Company [Line Items]
Equity method investments, distributions	$ 5
Proceeds from Equity Method Investment Dividends, Distributions and Return of Capital	$ 155

Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Banco Popular De Puerto Rico [Member]
Condensed Financial Statements, Captions [Line Items]
Amount Available For Dividend Distribution With Approval From Regulatory Agencies	$ 404	$ 243
Bpna [Member]
Condensed Financial Statements, Captions [Line Items]
Amount Available For Dividend Distribution With Approval From Regulatory Agencies	$ 0	$ 0

Condensed Consolidating Statement of Condition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Assets
Cash And Due From Banks	$ 439,363		$ 535,282		$ 452,373	$ 677,330
Money market investments	1,085,580		1,376,174
Trading Securities	314,525		436,331
Available For Sale Securities	5,084,201		5,009,823
Investment securities held-to-maturity, at amortized cost	142,817		125,383
Other investment securities, at lower of cost or realizable value	185,443		179,880
Loans held-for-sale, at lower of cost or fair value	354,468		363,093
Loans held-in-portfolio:
Loans held-in-portfolio	21,080,005		20,703,192
Covered Loans	3,755,972		4,348,703
Less- Unearned Income	96,813		100,596
Allowance for loan losses	730,607		815,308
Total loans held-in-portfolio, net	24,008,557		24,135,991
FDIC loss share asset	1,399,098		1,915,128		2,410,219	0
Premises and equipment, net	535,793		538,486
Interest Receivable	125,728		125,209
Servicing Asset At Fair Value Amount	154,430		151,323		166,907
Other Assets	1,569,578		1,462,393
Goodwill	647,757		648,350		647,387
Intangible Assets Net Excluding Goodwill	54,295		63,954
Total assets	36,507,535		37,348,432		38,814,998
Deposits Abstract
Noninterest Bearing Deposit Liabilities	5,794,629		5,655,474
Interest Bearing Deposit Liabilities	21,205,984		22,286,653
Total deposits	27,000,613		27,942,127
Securities Sold under Agreements to Repurchase	2,016,752		2,141,097
Other short-term borrowings	636,200		296,200
Notes Payable	1,777,721		1,856,372
Other liabilities	966,249		1,193,883
Liabilities	32,397,535		33,429,679
Stockholders Equity Abstract
Preferred stock	50,160		50,160
Common stock	1,032		1,026
Surplus	4,150,294		4,123,898
Accumulated deficit	11,826		(212,726)
Treasury stock	(444)		(1,057)
Accumulated other comprehensive (loss) income, net of tax	(102,868)		(42,548)
Total stockholders' equity	4,110,000		3,918,753		3,800,531	2,538,817
Liabilities And Stockholders Equity	36,507,535		37,348,432
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	266,844		172,497
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Covered Loans	3,755,972		4,348,703
Real Estate Acquired Through Foreclosure	139,058		109,135
Parent Company [Member]
Assets
Cash And Due From Banks	1,103		6,365		1,638	1,174
Money market investments	18,574		42,239
Trading Securities	1,259		0
Available For Sale Securities	42,383	[1]	35,700	[1]
Investment securities held-to-maturity, at amortized cost	185,000		185,000
Other investment securities, at lower of cost or realizable value	10,850	[2]	10,850	[2]
Investment in subsidiaries	4,285,957		3,987,287
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	286,080
Covered Loans	0
Less- Unearned Income	0		0
Allowance for loan losses	241		8
Total loans held-in-portfolio, net	285,839		249,607
FDIC loss share asset	0		0
Premises and equipment, net	2,495		2,533
Interest Receivable	1,675		1,512
Servicing Asset At Fair Value Amount	0		0
Other Assets	112,775		217,877
Goodwill	0		0
Intangible Assets Net Excluding Goodwill	554		554
Total assets	4,948,464		4,739,524
Deposits Abstract
Noninterest Bearing Deposit Liabilities	0		0
Interest Bearing Deposit Liabilities	0		0
Total deposits	0		0
Securities Sold under Agreements to Repurchase	0		0
Other short-term borrowings	0		0
Notes Payable	790,282		760,849
Subordinated Debt	0		0
Other liabilities	48,182	[1]	59,922	[1]
Liabilities	838,464		820,771
Stockholders Equity Abstract
Preferred stock	50,160		50,160
Common stock	1,032		1,026
Surplus	4,141,767		4,115,371
Accumulated deficit	20,353		(204,199)
Treasury stock	(444)		(1,057)
Accumulated other comprehensive (loss) income, net of tax	(102,868)		(42,548)
Total stockholders' equity	4,110,000		3,918,753
Liabilities And Stockholders Equity	4,948,464		4,739,524
Parent Company [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			249,615
Real Estate Acquired Through Foreclosure	0		0
Parent Company [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			0
Real Estate Acquired Through Foreclosure	0		0
Non Guarantor Subsidiaries Member
Assets
Cash And Due From Banks	624		932		1,576	738
Money market investments	867		552
Trading Securities	0		0
Available For Sale Securities	0		0
Investment securities held-to-maturity, at amortized cost	0		0
Other investment securities, at lower of cost or realizable value	4,492		4,492
Investment in subsidiaries	1,653,636		1,627,313
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	0
Covered Loans	0
Less- Unearned Income	0		0
Allowance for loan losses	0		0
Total loans held-in-portfolio, net	0		0
FDIC loss share asset	0		0
Premises and equipment, net	115		118
Interest Receivable	112		113
Servicing Asset At Fair Value Amount	0		0
Other Assets	12,614		13,222
Goodwill	0		0
Intangible Assets Net Excluding Goodwill	0		0
Total assets	1,672,460		1,646,742
Deposits Abstract
Noninterest Bearing Deposit Liabilities	0		0
Interest Bearing Deposit Liabilities	0		0
Total deposits	0		0
Securities Sold under Agreements to Repurchase	0		0
Other short-term borrowings	0		30,500
Notes Payable	385,609		427,297
Subordinated Debt	0		0
Other liabilities	42,120		42,269
Liabilities	427,729		500,066
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	2		2
Surplus	4,206,708		4,103,208
Accumulated deficit	(3,012,365)		(3,013,481)
Treasury stock	0		0
Accumulated other comprehensive (loss) income, net of tax	50,386		56,947
Total stockholders' equity	1,244,731		1,146,676
Liabilities And Stockholders Equity	1,672,460		1,646,742
Non Guarantor Subsidiaries Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			0
Real Estate Acquired Through Foreclosure	0		0
Non Guarantor Subsidiaries Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			0
Real Estate Acquired Through Foreclosure	0		0
Other Subsidiaries [Member]
Assets
Cash And Due From Banks	439,552		534,796		451,723	677,606
Money market investments	1,067,006		1,357,996
Trading Securities	313,266		436,331
Available For Sale Securities	5,058,786		4,991,760
Investment securities held-to-maturity, at amortized cost	142,817		125,383
Other investment securities, at lower of cost or realizable value	170,101		164,538
Investment in subsidiaries	0		0
Loans held-for-sale, at lower of cost or fair value	354,468		363,093
Loans held-in-portfolio:
Loans held-in-portfolio	21,050,205
Covered Loans	3,755,972
Less- Unearned Income	96,813		100,596
Allowance for loan losses	730,366		815,300
Total loans held-in-portfolio, net	23,978,998		24,106,359
FDIC loss share asset	1,399,098		1,915,128
Premises and equipment, net	533,183		535,835
Interest Receivable	124,266		123,859
Servicing Asset At Fair Value Amount	154,430		151,323
Other Assets	1,457,852		1,261,324
Goodwill	647,757		648,350
Intangible Assets Net Excluding Goodwill	53,741		63,400
Total assets	36,301,223		37,061,107
Deposits Abstract
Noninterest Bearing Deposit Liabilities	5,796,992		5,688,643
Interest Bearing Deposit Liabilities	21,216,085		22,287,448
Total deposits	27,013,077		27,976,091
Securities Sold under Agreements to Repurchase	2,016,752		2,165,157
Other short-term borrowings	866,500		459,600
Notes Payable	601,830		668,226
Subordinated Debt	185,000		185,000
Other liabilities	923,138		1,138,702
Liabilities	31,606,297		32,592,776
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	55,628		55,627
Surplus	5,859,926		5,859,773
Accumulated deficit	(1,114,802)		(1,403,925)
Treasury stock	0		0
Accumulated other comprehensive (loss) income, net of tax	(105,826)		(43,144)
Total stockholders' equity	4,694,926		4,468,331
Liabilities And Stockholders Equity	36,301,223		37,061,107
Other Subsidiaries [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			20,673,552
Real Estate Acquired Through Foreclosure	266,844		172,497
Other Subsidiaries [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			4,348,703
Real Estate Acquired Through Foreclosure	139,058		109,135
Consolidation Eliminations Member
Assets
Cash And Due From Banks	(1,916)		(6,811)		(2,564)	(2,188)
Money market investments	(867)		(24,613)
Trading Securities	0		0
Available For Sale Securities	(16,968)		(17,637)
Investment securities held-to-maturity, at amortized cost	(185,000)		(185,000)
Other investment securities, at lower of cost or realizable value	0		0
Investment in subsidiaries	(5,939,593)		(5,614,600)
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	(256,280)
Covered Loans	0
Less- Unearned Income	0		0
Allowance for loan losses	0		0
Total loans held-in-portfolio, net	(256,280)		(219,975)
FDIC loss share asset	0		0
Premises and equipment, net	0		0
Interest Receivable	(325)		(275)
Servicing Asset At Fair Value Amount	0		0
Other Assets	(13,663)		(30,030)
Goodwill	0		0
Intangible Assets Net Excluding Goodwill	0		0
Total assets	(6,414,612)		(6,098,941)
Deposits Abstract
Noninterest Bearing Deposit Liabilities	(2,363)		(33,169)
Interest Bearing Deposit Liabilities	(10,101)		(795)
Total deposits	(12,464)		(33,964)
Securities Sold under Agreements to Repurchase	0		(24,060)
Other short-term borrowings	(230,300)		(193,900)
Notes Payable	0		0
Subordinated Debt	(185,000)		(185,000)
Other liabilities	(47,191)		(47,010)
Liabilities	(474,955)		(483,934)
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	(55,630)		(55,629)
Surplus	(10,058,107)		(9,954,454)
Accumulated deficit	4,118,640		4,408,879
Treasury stock	0		0
Accumulated other comprehensive (loss) income, net of tax	55,440		(13,803)
Total stockholders' equity	(5,939,657)		(5,615,007)
Liabilities And Stockholders Equity	(6,414,612)		(6,098,941)
Consolidation Eliminations Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			(219,975)
Real Estate Acquired Through Foreclosure	0		0
Consolidation Eliminations Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			0
Real Estate Acquired Through Foreclosure	$ 0		$ 0

[1]	Refer to Note 30 to the consolidated financial statements for the effect of eliminations on transactions with EVERTEC, Inc. (affiliate).
[2]	Refer to Note 22 to the consolidated financial statements for information on the statutory trusts.

Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Loans	1,558,397	1,694,357	1,676,734
Money market investments	3,703	3,596	5,384
Investment securities	166,781	203,941	238,210
Trading account securities	22,824	35,607	27,918
Total interest income	1,751,705	1,937,501	1,948,246
Interest Expense Abstract
Deposits	184,089	269,487	350,881
Short-term borrowings	46,805	55,258	60,278
Interest Expense Long Term Debt	148,192	180,764	242,222
Total interest expense	379,086	505,509	653,381
Net interest income	1,372,619	1,431,992	1,294,865
Provision for loan losses	408,941	575,720	1,011,880
Net interest income after provision for loan losses	963,678	856,272	282,985
Fees And Commissions Depositor Accounts	183,026	184,940	195,803
Other service fees	256,545	239,720	377,504
Sale and valuation adjustments of investment securities	(1,707)	10,844	3,992
Trading account profit	(17,682)	5,897	16,404
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	48,765	30,891	15,874
Adjustments To Indemnity Reserves On Loans Sold	(21,198)	(33,068)	(72,013)
F D I C Loss Share Income	(56,211)	66,791	(25,751)
Fair value change in equity appreciation instrument	0	8,323	42,555
Gain on sale of processing and technology business	0	0	640,802
Noninterest Income Other Operating Income	74,804	45,939	93,023
Total non-interest income	466,342	560,277	1,288,193
Noninterest Expense Abstract
Labor And Related Expense	465,702	453,370	514,198
Occupancy Net	100,452	102,319	116,203
Equipment Expense	45,290	43,840	85,851
Taxes Other	50,120	51,885	50,608
Professional fees	211,890	194,942	166,105
Communication	26,834	27,115	38,905
Marketing And Advertising Expense	61,576	55,067	46,671
Federal Deposit Insurance Corporation Premium Expense	85,697	93,728	67,644
Loss on early extinguishment of debt	25,196	8,693	38,787
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	23,520	21,778	46,789
Other operating expenses	104,799	87,906	144,613
Amortization of intangibles	10,072	9,654	9,173
Total operating expenses	1,211,148	1,150,297	1,325,547
Income (loss) before income tax	218,872	266,252	245,631
Income tax expense	(26,403)	114,927	108,230
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	245,275	151,325	137,401
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net Income	245,275	151,325	137,401
Comprehensive Income Net Of Tax	184,955	114,738	160,649
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	334,102	430,085	1,011,880
Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	74,839	145,635	0
Popular, Inc. Holding Co.
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	5,000	20,000	168,100
Loans	6,733	8,913	7,627
Money market investments	14	8	55
Investment securities	16,291	16,224	23,579
Trading account securities	0	0	0
Total interest income	28,038	45,145	199,361
Interest Expense Abstract
Deposits	0	0	0
Short-term borrowings	6	50	46
Interest Expense Long Term Debt	95,892	94,565	111,763
Total interest expense	95,898	94,615	111,809
Net interest income	(67,860)	(49,470)	87,552
Provision for loan losses	404	0	0
Net interest income after provision for loan losses	(68,264)	(49,470)	87,552
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	214	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business	0	0	640,802
Noninterest Income Other Operating Income	41,966	23,145	3,282
Total non-interest income	42,180	23,145	644,084
Noninterest Expense Abstract
Labor And Related Expense	29,779	28,524	22,575
Occupancy Net	3,434	3,396	2,941
Equipment Expense	3,831	3,210	2,887
Taxes Other	2,209	2,269	1,816
Professional fees	11,042	10,820	31,590
Communication	464	421	481
Marketing And Advertising Expense	1,823	1,894	1,275
Federal Deposit Insurance Corporation Premium Expense	0	0	0
Loss on early extinguishment of debt	0	8,000	15,750
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	19
Other operating expenses	(50,877)	(49,468)	(27,661)
Amortization of intangibles	0	0	0
Total operating expenses	1,705	9,066	51,673
Income (loss) before income tax	(27,789)	(35,391)	679,963
Income tax expense	1,702	2,786	80,444
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(29,491)	(38,177)	599,519
Equity in undistributed earnings (losses) of subsidiaries	274,766	189,502	(462,118)
Net Income	245,275	151,325	137,401
Comprehensive Income Net Of Tax	184,955	114,738	160,649
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	404	0	0
Popular, Inc. Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
PNA Holding Co.
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	0	0	0
Loans	0	0	0
Money market investments	25	4	2
Investment securities	322	322	322
Trading account securities	0	0	0
Total interest income	347	326	324
Interest Expense Abstract
Deposits	0	0	0
Short-term borrowings	151	883	510
Interest Expense Long Term Debt	32,183	31,438	30,586
Total interest expense	32,334	32,321	31,096
Net interest income	(31,987)	(31,995)	(30,772)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(31,987)	(31,995)	(30,772)
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	707	(499)	(3,980)
Total non-interest income	707	(499)	(3,980)
Noninterest Expense Abstract
Labor And Related Expense	0	0	0
Occupancy Net	3	3	3
Equipment Expense	0	0	0
Taxes Other	0	0	0
Professional fees	42	11	11
Communication	0	10	14
Marketing And Advertising Expense	0	0	0
Federal Deposit Insurance Corporation Premium Expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	441	443	432
Amortization of intangibles	0	0	0
Total operating expenses	486	467	460
Income (loss) before income tax	(31,766)	(32,961)	(35,212)
Income tax expense	0	(955)	(296)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(31,766)	(32,006)	(34,916)
Equity in undistributed earnings (losses) of subsidiaries	32,883	19,206	(338,246)
Net Income	1,117	(12,800)	(373,162)
Comprehensive Income Net Of Tax	(5,444)	18,812	(357,611)
PNA Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
PNA Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
Other Subsidiaries
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	0	0	0
Loans	1,556,677	1,692,065	1,675,477
Money market investments	3,707	3,646	5,383
Investment securities	163,179	200,279	235,552
Trading account securities	22,824	35,607	27,918
Total interest income	1,746,387	1,931,597	1,944,330
Interest Expense Abstract
Deposits	184,241	269,798	350,928
Short-term borrowings	50,058	59,230	65,550
Interest Expense Long Term Debt	31,765	66,409	121,309
Total interest expense	266,064	395,437	537,787
Net interest income	1,480,323	1,536,160	1,406,543
Provision for loan losses	408,537	575,720	1,011,880
Net interest income after provision for loan losses	1,071,786	960,440	394,663
Fees And Commissions Depositor Accounts	183,026	184,940	195,803
Other service fees	271,859	255,668	382,350
Sale and valuation adjustments of investment securities	(1,707)	10,844	3,992
Trading account profit	(17,896)	5,897	16,404
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	48,765	30,891	15,874
Adjustments To Indemnity Reserves On Loans Sold	(21,198)	(33,068)	(72,013)
F D I C Loss Share Income	(56,211)	66,791	(25,751)
Fair value change in equity appreciation instrument		8,323	42,555
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	85,580	75,065	112,353
Total non-interest income	492,218	605,351	671,567
Noninterest Expense Abstract
Labor And Related Expense	435,923	424,846	492,022
Occupancy Net	93,822	95,459	112,274
Equipment Expense	41,459	40,630	82,964
Taxes Other	47,911	49,616	48,792
Professional fees	273,997	256,994	154,369
Communication	26,370	26,684	38,410
Marketing And Advertising Expense	59,753	53,173	45,396
Federal Deposit Insurance Corporation Premium Expense	85,697	93,728	67,644
Loss on early extinguishment of debt	25,196	693	23,037
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	23,520	21,778	46,770
Other operating expenses	157,242	139,209	173,591
Amortization of intangibles	10,072	9,654	9,173
Total operating expenses	1,280,962	1,212,464	1,294,442
Income (loss) before income tax	283,042	353,327	(228,212)
Income tax expense	(28,147)	112,588	28,344
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	311,189	240,739	(256,556)
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net Income	311,189	240,739	(256,556)
Comprehensive Income Net Of Tax	248,507	203,779	(233,531)
Other Subsidiaries | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	333,698	430,085	1,011,880
Other Subsidiaries | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	74,839	145,635	0
Elimination
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	(5,000)	(20,000)	(168,100)
Loans	(5,013)	(6,621)	(6,370)
Money market investments	(43)	(62)	(56)
Investment securities	(13,011)	(12,884)	(21,243)
Trading account securities	0	0	0
Total interest income	(23,067)	(39,567)	(195,769)
Interest Expense Abstract
Deposits	(152)	(311)	(47)
Short-term borrowings	(3,410)	(4,905)	(5,828)
Interest Expense Long Term Debt	(11,648)	(11,648)	(21,436)
Total interest expense	(15,210)	(16,864)	(27,311)
Net interest income	(7,857)	(22,703)	(168,458)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(7,857)	(22,703)	(168,458)
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	(15,314)	(15,948)	(4,846)
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	(53,449)	(51,772)	(18,632)
Total non-interest income	(68,763)	(67,720)	(23,478)
Noninterest Expense Abstract
Labor And Related Expense	0	0	(399)
Occupancy Net	3,193	3,461	985
Equipment Expense	0	0	0
Taxes Other	0	0	0
Professional fees	(73,191)	(72,883)	(19,865)
Communication	0	0	0
Marketing And Advertising Expense	0	0	0
Federal Deposit Insurance Corporation Premium Expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	(2,007)	(2,278)	(1,749)
Amortization of intangibles	0	0	0
Total operating expenses	(72,005)	(71,700)	(21,028)
Income (loss) before income tax	(4,615)	(18,723)	(170,908)
Income tax expense	42	508	(262)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(4,657)	(19,231)	(170,646)
Equity in undistributed earnings (losses) of subsidiaries	(307,649)	(208,708)	800,364
Net Income	(312,306)	(227,939)	629,718
Comprehensive Income Net Of Tax	(243,063)	(222,591)	(591,142)
Elimination | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
Elimination | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	$ 0	$ 0	$ 0

Condensed Consolidating Statement of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Cash Provided By Used In Operating Activities Abstract
Net Income	$ 245,275	$ 151,325	$ 137,401
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for loan losses	408,941	575,720	1,011,880
Amortization of intangibles	10,072	9,654	9,173
Depreciation, Nonproduction	46,736	46,446	58,861
Net (accretion of discounts) amortization of premiums and deferred fees	(37,899)	(113,046)	(254,879)
Impairment Losses On Net Assets To Be Disposed Of	0	4,255	0
Fair value adjustments of mortgage servicing rights	17,406	37,061	22,859
Fair value change in equity appreciation instrument	0	(8,323)	(42,555)
FDIC loss share (income) expense	56,211	(66,791)	25,751
Amortization Of Prepaid F D I C Assesment	32,778	93,728	67,644
Adjustments (expense) to indemnity reserves on loans sold	21,198	33,068	72,013
Losses (earnings) from investments under equity method	(73,478)	(33,769)	(23,582)
Deferred income tax expense (benefit)	(135,491)	5,862	(12,127)
Loss Gain [Abstract]
Disposition of premises and equipment	(8,619)	(5,526)	(1,812)
Sale and valuation adjustments of investment securities	1,707	(10,844)	(3,992)
Sale of loans, including valuation adjustments on loans held-for-sale	(48,765)	(30,891)	(15,874)
Sale of equity method investment	0	(16,907)	0
Sale of processing and technology business, net of transaction costs	0	0	(616,186)
Gains (Losses) on Sales of Other Assets	(2,545)	0	0
Acquisitions of loans held-for-sale	(417,108)	(346,004)	(307,629)
Proceeds from sale of loans held-for-sale	325,014	165,335	81,370
Net disbursements on loans held-for-sale	(1,233,240)	(793,094)	(735,095)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,387,910	1,143,029	721,398
Accrued income receivable	(519)	25,449	11,315
Other assets	(23,901)	22,329	10,160
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(9,164)	(12,471)	(29,562)
Pension and other postretirement benefit obligations	(40,241)	(111,288)	(11,060)
Other liabilities	1,848	(87,634)	(12,313)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	278,851	525,348	25,758
Net Cash Provided By Used In Operating Activities	524,126	676,673	163,159
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	290,594	(396,879)	119,741
Payments To Acquire Investments Abstract
Available-for-sale	(1,843,922)	(1,357,080)	(764,042)
Held-to-maturity	(25,792)	(74,538)	(97,188)
Other	(212,419)	(172,775)	(64,591)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,636,723	1,360,386	1,865,879
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	9,751	67,236	188,129
Other	206,856	154,114	123,836
Proceeds from sale of investment securities available for sale	52,058	262,443	397,086
Proceeds From Sale Of Other Investments	0	5,094	0
Net repayments on loans	629,006	1,136,058	1,539,246
Proceeds From Sale Of Loans Receivable	68,396	293,109	34,011
Acquisition of loan portfolios	(1,357,628)	(1,131,388)	(256,406)
F D I C Indemnification Asset Cash Payments Received	462,016	561,111	0
Cash received from acquisitions	0	(855)	261,311
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	151,196	0	0
Proceeds From Sale Of Equity Method Investments	0	31,503	0
Net proceeds from sale of processing and technology business	0	0	642,322
Capital Contribution Subsidiaries		0
Mortgage servicing rights purchased	(2,231)	(1,732)	(1,041)
Acquisition of premises and equipment	(54,899)	(50,043)	(66,855)
Proceeds from sale of: [Abstract]
Premises and equipment	19,841	14,939	14,460
Proceeds from Sale of Other Productive Assets	1,026	0	0
Foreclosed assets	206,070	198,490	141,236
Net Cash Provided By Used In Investing Activities	236,642	899,193	4,077,134
Net Increase Decrease In [Abstract]
Deposits	(969,596)	1,179,943	(1,553,486)
Federal funds purchased and assets sold under agreements to repurchase	(124,345)	(271,453)	(220,240)
Other short-term borrowings	340,000	(68,022)	356,896
Payments of notes payable	(214,898)	(2,769,477)	(4,260,578)
Proceeds From Notes Payable	106,923	432,568	111,101
Proceeds from issuance of common stock	9,402	7,690	153
Net proceeds from issuance of depository shares	0	0	1,101,773
Cash Dividends Paid To Parent Company		0	0
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Proceeds From Contributed Capital		0
Proceeds From Contributions From Parent		0	0
Net Cash Provided By Used In Financing Activities	(856,687)	(1,492,957)	(4,465,250)
Cash And Cash Equivalents Period Increase Decrease	(95,919)	82,909	(224,957)
Cash and due from banks at beginning of period	535,282	452,373	677,330
Cash and due from banks at end of period	439,363	535,282	452,373
Popular, Inc. Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	245,275	151,325	137,401
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(274,766)	(189,502)	462,118
Provision for loan losses	404	0	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	653	750	785
Net (accretion of discounts) amortization of premiums and deferred fees	29,058	25,042	21,282
Impairment Losses On Net Assets To Be Disposed Of		0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	(40,505)	(14,186)	(3,402)
Deferred income tax expense (benefit)	(14,109)	13,965	8,831
Loss Gain [Abstract]
Disposition of premises and equipment	2	7	2
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment	0	(5,493)	0
Sale of processing and technology business, net of transaction costs	0	0	(616,186)
Gains (Losses) on Sales of Other Assets	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	(1,259)	0	0
Accrued income receivable	(163)	(2)	(1,390)
Other assets	8,859	6,808	7,866
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	0	(3,467)	(528)
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	2,581	(84,434)	42,578
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	(289,245)	(250,512)	(78,044)
Net Cash Provided By Used In Operating Activities	(43,970)	(99,187)	59,357
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	23,665	(42,237)	49
Payments To Acquire Investments Abstract
Available-for-sale	0	0	(35,000)
Held-to-maturity	0	(37,093)	(52,796)
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	62,980	297,747
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds From Sale Of Other Investments		0
Net repayments on loans	(36,262)	226,415	(366,450)
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
F D I C Indemnification Asset Cash Payments Received	0	0
Cash received from acquisitions		0	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	150,194	0	0
Proceeds From Sale Of Equity Method Investments	0	(10,690)	0
Net proceeds from sale of processing and technology business	0	0	617,976
Capital Contribution Subsidiaries	(103,500)	0	(1,345,000)
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	(691)	(594)	(890)
Proceeds from sale of: [Abstract]
Premises and equipment	73	135	183
Proceeds from Sale of Other Productive Assets	0
Foreclosed assets	0	0	74
Net Cash Provided By Used In Investing Activities	33,479	198,916	(884,107)
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0	0	(24,225)
Payments of notes payable	0	(100,000)	(250,000)
Proceeds From Notes Payable	0	0	0
Proceeds from issuance of common stock	9,402	7,690	153
Net proceeds from issuance of depository shares	0	0	1,100,155
Cash Dividends Paid To Parent Company	0	0	0
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Proceeds From Contributed Capital	0	1,514	0
Proceeds From Contributions From Parent	0	0	0
Net Cash Provided By Used In Financing Activities	5,229	(95,002)	825,214
Cash And Cash Equivalents Period Increase Decrease	(5,262)	4,727	464
Cash and due from banks at beginning of period	6,365	1,638	1,174
Cash and due from banks at end of period	1,103	6,365	1,638
PNA Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	1,117	(12,800)	(373,162)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(32,883)	(19,206)	338,246
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	3	3	3
Net (accretion of discounts) amortization of premiums and deferred fees	112	176	275
Impairment Losses On Net Assets To Be Disposed Of		0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	(706)	500	3,981
Deferred income tax expense (benefit)	0	(932)	0
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment		0
Sale of processing and technology business, net of transaction costs			0
Gains (Losses) on Sales of Other Assets	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	0	0	20
Other assets	313	2,316	2,077
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(126)	(56)	81
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(25)	(2,354)	1,540
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	(33,312)	(19,553)	346,223
Net Cash Provided By Used In Operating Activities	(32,195)	(32,353)	(26,939)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(315)	(291)	(23)
Payments To Acquire Investments Abstract
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds From Sale Of Other Investments		0
Net repayments on loans	0	0	0
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
F D I C Indemnification Asset Cash Payments Received	0	0
Cash received from acquisitions		0	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	1,002
Proceeds From Sale Of Equity Method Investments		0
Net proceeds from sale of processing and technology business			0
Capital Contribution Subsidiaries	0	0	(745,000)
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Proceeds from Sale of Other Productive Assets	0
Foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	687	(291)	(745,023)
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	(30,500)	(2,000)	31,800
Payments of notes payable	(41,800)	(3,000)	(4,000)
Proceeds From Notes Payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares			0
Cash Dividends Paid To Parent Company	0	0	0
Dividends paid	0	0	0
Treasury stock acquired	0	0	0
Proceeds From Contributed Capital	0	0
Proceeds From Contributions From Parent	103,500	37,000	745,000
Net Cash Provided By Used In Financing Activities	31,200	32,000	772,800
Cash And Cash Equivalents Period Increase Decrease	(308)	(644)	838
Cash and due from banks at beginning of period	932	1,576	738
Cash and due from banks at end of period	624	932	1,576
Other Subsidiaries
Net Cash Provided By Used In Operating Activities Abstract
Net Income	311,189	240,739	(256,556)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for loan losses	408,537	575,720	1,011,880
Amortization of intangibles	10,072	9,654	9,173
Depreciation, Nonproduction	46,080	45,693	58,073
Net (accretion of discounts) amortization of premiums and deferred fees	(66,582)	(137,614)	(275,786)
Impairment Losses On Net Assets To Be Disposed Of		4,255
Fair value adjustments of mortgage servicing rights	17,406	37,061	22,859
Fair value change in equity appreciation instrument		(8,323)	(42,555)
FDIC loss share (income) expense	56,211	(66,791)	25,751
Amortization Of Prepaid F D I C Assesment	32,778	93,728	67,644
Adjustments (expense) to indemnity reserves on loans sold	21,198	33,068	72,013
Losses (earnings) from investments under equity method	(32,267)	(20,083)	(24,161)
Deferred income tax expense (benefit)	(121,424)	(7,679)	(23,392)
Loss Gain [Abstract]
Disposition of premises and equipment	(8,621)	(5,533)	(1,814)
Sale and valuation adjustments of investment securities	1,707	(10,844)	(3,992)
Sale of loans, including valuation adjustments on loans held-for-sale	(48,765)	(30,891)	(15,874)
Sale of equity method investment		(11,414)
Sale of processing and technology business, net of transaction costs			0
Gains (Losses) on Sales of Other Assets	(2,545)
Acquisitions of loans held-for-sale	(417,108)	(346,004)	(307,629)
Proceeds from sale of loans held-for-sale	325,014	165,335	81,370
Net disbursements on loans held-for-sale	(1,233,240)	(793,094)	(735,095)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,389,169	1,143,029	721,398
Accrued income receivable	(405)	25,240	12,614
Other assets	(16,483)	6,085	30,469
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(9,091)	(8,949)	(29,071)
Pension and other postretirement benefit obligations	(40,241)	(111,288)	(11,060)
Other liabilities	(473)	(2,901)	(59,220)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	310,927	577,460	583,595
Net Cash Provided By Used In Operating Activities	622,116	818,199	327,039
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	290,990	(378,703)	119,692
Payments To Acquire Investments Abstract
Available-for-sale	(1,843,922)	(1,357,080)	(746,192)
Held-to-maturity	(25,792)	(37,445)	(44,392)
Other	(212,419)	(172,775)	(64,591)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,636,723	1,360,386	1,865,879
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	9,751	4,256	135,382
Other	206,856	154,114	123,836
Proceeds from sale of investment securities available for sale	52,058	262,443	397,086
Proceeds From Sale Of Other Investments		5,094
Net repayments on loans	628,963	1,130,350	1,592,070
Proceeds From Sale Of Loans Receivable	68,396	293,109	34,011
Acquisition of loan portfolios	(1,357,628)	(1,131,388)	(256,406)
F D I C Indemnification Asset Cash Payments Received	462,016	561,111
Cash received from acquisitions		(855)	261,311
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	0
Proceeds From Sale Of Equity Method Investments		42,193
Net proceeds from sale of processing and technology business			24,346
Capital Contribution Subsidiaries	0	(37,000)	(745,000)
Mortgage servicing rights purchased	(2,231)	(1,732)	(1,041)
Acquisition of premises and equipment	(54,208)	(49,449)	(65,965)
Proceeds from sale of: [Abstract]
Premises and equipment	19,768	14,804	14,277
Proceeds from Sale of Other Productive Assets	1,026
Foreclosed assets	206,070	198,490	141,162
Net Cash Provided By Used In Investing Activities	86,417	859,923	2,785,465
Net Increase Decrease In [Abstract]
Deposits	(991,097)	1,192,089	(1,590,435)
Federal funds purchased and assets sold under agreements to repurchase	(148,405)	(247,393)	(163,840)
Other short-term borrowings	406,900	(284,322)	636,696
Payments of notes payable	(173,098)	(2,666,477)	(4,253,578)
Proceeds From Notes Payable	106,923	432,568	110,870
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares			0
Cash Dividends Paid To Parent Company	(5,000)	(20,000)	(168,100)
Dividends paid	0	0	0
Treasury stock acquired	0	0	0
Proceeds From Contributed Capital	0	(1,514)
Proceeds From Contributions From Parent	0	0	2,090,000
Net Cash Provided By Used In Financing Activities	(803,777)	(1,595,049)	(3,338,387)
Cash And Cash Equivalents Period Increase Decrease	(95,244)	83,073	(225,883)
Cash and due from banks at beginning of period	534,796	451,723	677,606
Cash and due from banks at end of period	439,552	534,796	451,723
Elimination
Net Cash Provided By Used In Operating Activities Abstract
Net Income	(312,306)	(227,939)	629,718
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	307,649	208,708	(800,364)
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	0	0	0
Net (accretion of discounts) amortization of premiums and deferred fees	(487)	(650)	(650)
Impairment Losses On Net Assets To Be Disposed Of		0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	0	0	0
Deferred income tax expense (benefit)	42	508	2,434
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment		0
Sale of processing and technology business, net of transaction costs			0
Gains (Losses) on Sales of Other Assets	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	49	211	71
Other assets	(16,590)	7,120	(30,252)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	53	1	(44)
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(235)	2,055	2,789
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	290,481	217,953	(826,016)
Net Cash Provided By Used In Operating Activities	(21,825)	(9,986)	(196,298)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(23,746)	24,352	23
Payments To Acquire Investments Abstract
Available-for-sale	0	0	17,150
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	(245,000)
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds From Sale Of Other Investments		0
Net repayments on loans	36,305	(220,707)	313,626
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
F D I C Indemnification Asset Cash Payments Received	0	0
Cash received from acquisitions		0	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	0
Proceeds From Sale Of Equity Method Investments		0
Net proceeds from sale of processing and technology business			0
Capital Contribution Subsidiaries	103,500	37,000	2,835,000
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Proceeds from Sale of Other Productive Assets	0
Foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	116,059	(159,355)	2,920,799
Net Increase Decrease In [Abstract]
Deposits	21,501	(12,146)	36,949
Federal funds purchased and assets sold under agreements to repurchase	24,060	(24,060)	(56,400)
Other short-term borrowings	(36,400)	218,300	(287,375)
Payments of notes payable	0	0	247,000
Proceeds From Notes Payable	0	0	231
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares			1,618
Cash Dividends Paid To Parent Company	5,000	20,000	168,100
Dividends paid	0	0	0
Treasury stock acquired	0	0	0
Proceeds From Contributed Capital	0	0
Proceeds From Contributions From Parent	(103,500)	(37,000)	(2,835,000)
Net Cash Provided By Used In Financing Activities	(89,339)	165,094	(2,724,877)
Cash And Cash Equivalents Period Increase Decrease	4,895	(4,247)	(376)
Cash and due from banks at beginning of period	(6,811)	(2,564)	(2,188)
Cash and due from banks at end of period	$ (1,916)	$ (6,811)	$ (2,564)